UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05624

Morgan Stanley Institutional Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)	The Report to shareholders is attached herewith.

TABLE OF CONTENTS

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio Class A - MAPPX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio Class C - MSPRX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio Class I - MPAIX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio Class L - MAPLX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio Class R6 - MADSX

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio Class A - MSCUX

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio Class C - MSBWX

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio Class I - MSBVX

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio Class R6 - MSBQX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio Class A - MSAUX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio Class C - MSAWX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio Class I - MSAQX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio Class R6 - MSAYX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio Class A - MDOAX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio Class C - MDOBX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio Class I - MDOEX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio Class R6 - MDODX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio Class A - MSDQX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio Class C - MSDOX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio Class I - MSDUX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio Class R6 - MSDMX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio Class A - MELAX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio Class C - MEMLX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio Class I - MELIX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio Class IR - MSIWX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio Class R6 - MELSX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio Class A - MMKBX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio Class C - MSEPX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio Class I - MGEMX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio Class IR - MRGEX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio Class L - MSELX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio Class R6 - MMMPX

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio Class A - MLNAX

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio Class C - MLNCX

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio Class I - MLNIX

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio Class R6 - MLNSX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio Class A - MLMAX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio Class C - MLMCX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio Class I - MLMIX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio Class R6 - MLMSX

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio Class A - MSJAX

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio Class C - MSJCX

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio Class I - MSJIX

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio Class R6 - MSJSX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio Class A - MSFBX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio Class C - MSGFX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio Class I - MSFAX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio Class L - MSFLX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio Class R6 - MGISX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio Class A - MIGPX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio Class C - MSPTX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio Class I - MIGIX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio Class L - MIGLX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio Class R6 - MGZZX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio Class A - MGGPX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio Class C - MSOPX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio Class I - MGGIX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio Class IR - MGORX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio Class L - MGGLX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio Class R6 - MGTSX

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio Class A - MGKAX

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio Class C - MGKCX

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio Class I - MGKIX

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio Class R6 - MGKQX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio Class A - MGQAX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio Class C - MSGQX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio Class I - MGQIX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio Class L - MGQLX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio Class R6 - MGQSX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio Class A - MSEGX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio Class C - MSGUX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio Class I - MSEQX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio Class IR - MGHRX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio Class L - MSHLX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio Class R6 - MGRPX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio Class A - MSSMX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio Class C - MSCOX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio Class I - MSSGX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio Class L - MSSLX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio Class R6 - MFLLX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio Class A - MFAPX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio Class C - MSIAX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio Class I - MFAIX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio Class L - MSALX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio Class R6 - IDVSX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A - MIQBX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class C - MSECX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class I - MSIQX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class L - MSQLX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class R6 - MIQPX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio Class A - MIOPX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio Class C - MSOCX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio Class I - MIOIX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio Class IR - MRNPX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio Class L - MIOLX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio Class R6 - MNOPX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio Class A - MSDFX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio Class C - MSDEX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio Class I - MSDKX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio Class R6 - MSCZX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio Class A - MSIBX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio Class C - MSAAX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio Class I - MSACX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio Class IR - MAIHX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio Class L - MSLLX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio Class R6 - MAIJX

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio Class A - MSHNX

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio Class C - MSHOX

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio Class I - MSHMX

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio Class R6 - MSHPX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio Class A - MUOAX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio Class C - MUOCX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio Class I - MUOIX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio Class R6 - MUOSX

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio Class A - MSVEX

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio Class C - MSVMX

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio Class I - MSVDX

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio Class R6 - MSVOX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class A MAPPX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.18%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a web performance and security company

↑ Stock selection in consumer discretionary, where the largest contributor was a leading food delivery company in the U.S.

↑ Stock selection in health care, which benefited most from a biopharmaceutical royalties acquirer

↓ Stock selection in communication services, where an advertising software platform detracted the most within the sector

↓ Average overweight in consumer discretionary

↓Stock selection industrials

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	S&P 500® Index	Russell 1000® Growth Index
12/15	$9,477	$10,000	$10,000
1/16	$8,888	$9,504	$9,442
2/16	$8,679	$9,491	$9,438
3/16	$9,180	$10,135	$10,074
4/16	$9,252	$10,174	$9,982
5/16	$9,367	$10,357	$10,176
6/16	$9,450	$10,384	$10,136
7/16	$9,907	$10,766	$10,615
8/16	$9,957	$10,782	$10,562
9/16	$10,024	$10,784	$10,600
10/16	$9,845	$10,587	$10,351
11/16	$9,839	$10,979	$10,577
12/16	$9,712	$11,196	$10,708
1/17	$10,156	$11,408	$11,068
2/17	$10,454	$11,861	$11,528
3/17	$10,623	$11,875	$11,662
4/17	$11,051	$11,997	$11,928
5/17	$11,428	$12,166	$12,238
6/17	$11,281	$12,242	$12,206
7/17	$11,597	$12,494	$12,531
8/17	$11,705	$12,532	$12,760
9/17	$11,693	$12,790	$12,926
10/17	$12,219	$13,089	$13,427
11/17	$12,604	$13,490	$13,835
12/17	$12,784	$13,640	$13,943
1/18	$13,796	$14,421	$14,930
2/18	$13,693	$13,890	$14,539
3/18	$13,378	$13,537	$14,140
4/18	$13,530	$13,589	$14,189
5/18	$14,166	$13,916	$14,811
6/18	$14,366	$14,002	$14,954
7/18	$14,367	$14,523	$15,393
8/18	$15,143	$14,996	$16,235
9/18	$15,199	$15,081	$16,325
10/18	$13,936	$14,050	$14,865
11/18	$14,219	$14,337	$15,023
12/18	$13,215	$13,042	$13,732
1/19	$14,579	$14,087	$14,966
2/19	$15,133	$14,540	$15,501
3/19	$15,589	$14,822	$15,943
4/19	$16,355	$15,422	$16,663
5/19	$15,853	$14,442	$15,610
6/19	$16,709	$15,460	$16,682
7/19	$16,928	$15,682	$17,059
8/19	$16,567	$15,434	$16,928
9/19	$16,226	$15,723	$16,930
10/19	$15,963	$16,063	$17,408
11/19	$16,715	$16,646	$18,180
12/19	$16,677	$17,149	$18,729
1/20	$17,628	$17,142	$19,147
2/20	$16,690	$15,731	$17,843
3/20	$15,057	$13,788	$16,088
4/20	$17,733	$15,555	$18,468
5/20	$20,331	$16,296	$19,708
6/20	$22,017	$16,620	$20,567
7/20	$23,966	$17,558	$22,149
8/20	$25,888	$18,820	$24,434
9/20	$25,042	$18,105	$23,285
10/20	$24,530	$17,623	$22,494
11/20	$27,902	$19,552	$24,797
12/20	$29,064	$20,304	$25,938
1/21	$28,490	$20,099	$25,746
2/21	$30,094	$20,653	$25,740
3/21	$28,261	$21,558	$26,182
4/21	$29,707	$22,708	$27,963
5/21	$29,001	$22,867	$27,577
6/21	$31,491	$23,401	$29,307
7/21	$31,443	$23,956	$30,273
8/21	$31,899	$24,685	$31,404
9/21	$29,790	$23,537	$29,646
10/21	$31,305	$25,186	$32,213
11/21	$29,880	$25,011	$32,410
12/21	$27,692	$26,132	$33,096
1/22	$22,618	$24,780	$30,255
2/22	$21,709	$24,038	$28,970
3/22	$20,747	$24,931	$30,103
4/22	$16,704	$22,757	$26,468
5/22	$14,163	$22,798	$25,853
6/22	$12,859	$20,916	$23,805
7/22	$14,618	$22,845	$26,662
8/22	$14,859	$21,913	$25,420
9/22	$13,322	$19,895	$22,949
10/22	$13,983	$21,506	$24,290
11/22	$13,880	$22,708	$25,397
12/22	$12,541	$21,399	$23,453
1/23	$14,512	$22,744	$25,407
2/23	$14,118	$22,189	$25,106
3/23	$14,950	$23,004	$26,822
4/23	$14,184	$23,363	$27,086
5/23	$15,662	$23,464	$28,321
6/23	$16,900	$25,015	$30,258
7/23	$18,017	$25,818	$31,277
8/23	$16,013	$25,407	$30,996
9/23	$15,060	$24,196	$29,310
10/23	$13,986	$23,687	$28,893
11/23	$16,768	$25,850	$32,043
12/23	$18,291	$27,025	$33,462
1/24	$17,929	$27,479	$34,296
2/24	$20,043	$28,946	$36,636
3/24	$20,229	$29,878	$37,281
4/24	$18,291	$28,657	$35,700
5/24	$17,864	$30,078	$37,837
6/24	$18,510	$31,157	$40,388
7/24	$18,674	$31,537	$39,701
8/24	$19,419	$32,302	$40,528
9/24	$20,449	$32,992	$41,677
10/24	$21,314	$32,692	$41,539
11/24	$25,454	$34,611	$44,233
12/24	$24,830	$33,786	$44,623
1/25	$27,401	$34,727	$45,506
2/25	$25,805	$34,274	$43,871
3/25	$23,123	$32,343	$40,175
4/25	$24,841	$32,124	$40,887
5/25	$28,111	$34,146	$44,505
6/25	$30,029	$35,882	$47,342
7/25	$30,616	$36,687	$49,129
8/25	$30,195	$37,431	$49,679
9/25	$31,481	$38,797	$52,318
10/25	$32,489	$39,706	$54,218
11/25	$29,386	$39,803	$53,236
12/25	$29,430	$39,827	$52,906

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	18.53%	0.25%	12.00%
Class A, with 5.25% maximum front end sales charge	12.31%	(0.83)%	11.40%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$217,043,614
# of Portfolio Holdings	29
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$1,090,104

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
42.8%
Consumer Discretionary
23.2%
Health Care
13.2%
Financials
7.8%
Communication Services
6.2%
Industrials
4.0%
Short-Term Investments
1.8%
Real Estate
1.0%

Value	Value
Real Estate	1.0%
Short-Term Investments	1.8%
Industrials	4.0%
Communication Services	6.2%
Financials	7.8%
Health Care	13.2%
Consumer Discretionary	23.2%
Information Technology	42.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Tesla, Inc.	8.3%
Shopify, Inc.	7.5%
Airbnb, Inc.	5.6%
Royalty Pharma PLC	5.5%
AppLovin Corp.	5.0%
DoorDash, Inc.	4.9%
Snowflake, Inc.	4.8%
Crowdstrike Holdings, Inc.	4.8%
ROBLOX Corp.	4.7%
Total	63.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MAPPX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class C MSPRX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.93%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a web performance and security company

↑ Stock selection in consumer discretionary, where the largest contributor was a leading food delivery company in the U.S.

↑ Stock selection in health care, which benefited most from a biopharmaceutical royalties acquirer

↓ Stock selection in communication services, where an advertising software platform detracted the most within the sector

↓ Average overweight in consumer discretionary

↓Stock selection industrials

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$9,374	$9,504	$9,442
2/16	$9,148	$9,491	$9,438
3/16	$9,670	$10,135	$10,074
4/16	$9,739	$10,174	$9,982
5/16	$9,855	$10,357	$10,176
6/16	$9,936	$10,384	$10,136
7/16	$10,406	$10,766	$10,615
8/16	$10,459	$10,782	$10,562
9/16	$10,524	$10,784	$10,600
10/16	$10,323	$10,587	$10,351
11/16	$10,317	$10,979	$10,577
12/16	$10,171	$11,196	$10,708
1/17	$10,633	$11,408	$11,068
2/17	$10,935	$11,861	$11,528
3/17	$11,107	$11,875	$11,662
4/17	$11,552	$11,997	$11,928
5/17	$11,937	$12,166	$12,238
6/17	$11,777	$12,242	$12,206
7/17	$12,098	$12,494	$12,531
8/17	$12,205	$12,532	$12,760
9/17	$12,187	$12,790	$12,926
10/17	$12,723	$13,089	$13,427
11/17	$13,117	$13,490	$13,835
12/17	$13,300	$13,640	$13,943
1/18	$14,342	$14,421	$14,930
2/18	$14,227	$13,890	$14,539
3/18	$13,888	$13,537	$14,140
4/18	$14,041	$13,589	$14,189
5/18	$14,693	$13,916	$14,811
6/18	$14,897	$14,002	$14,954
7/18	$14,886	$14,523	$15,393
8/18	$15,679	$14,996	$16,235
9/18	$15,731	$15,081	$16,325
10/18	$14,412	$14,050	$14,865
11/18	$14,697	$14,337	$15,023
12/18	$13,651	$13,042	$13,732
1/19	$15,050	$14,087	$14,966
2/19	$15,614	$14,540	$15,501
3/19	$16,069	$14,822	$15,943
4/19	$16,850	$15,422	$16,663
5/19	$16,320	$14,442	$15,610
6/19	$17,197	$15,460	$16,682
7/19	$17,414	$15,682	$17,059
8/19	$17,027	$15,434	$16,928
9/19	$16,667	$15,723	$16,930
10/19	$16,388	$16,063	$17,408
11/19	$17,149	$16,646	$18,180
12/19	$17,102	$17,149	$18,729
1/20	$18,065	$17,142	$19,147
2/20	$17,095	$15,731	$17,843
3/20	$15,411	$13,788	$16,088
4/20	$18,141	$15,555	$18,468
5/20	$20,788	$16,296	$19,708
6/20	$22,507	$16,620	$20,567
7/20	$24,481	$17,558	$22,149
8/20	$26,429	$18,820	$24,434
9/20	$25,549	$18,105	$23,285
10/20	$25,015	$17,623	$22,494
11/20	$28,431	$19,552	$24,797
12/20	$29,602	$20,304	$25,938
1/21	$29,002	$20,099	$25,746
2/21	$30,612	$20,653	$25,740
3/21	$28,731	$21,558	$26,182
4/21	$30,188	$22,708	$27,963
5/21	$29,456	$22,867	$27,577
6/21	$31,959	$23,401	$29,307
7/21	$31,893	$23,956	$30,273
8/21	$32,340	$24,685	$31,404
9/21	$30,180	$23,537	$29,646
10/21	$31,696	$25,186	$32,213
11/21	$30,239	$25,011	$32,410
12/21	$28,002	$26,132	$33,096
1/22	$22,866	$24,780	$30,255
2/22	$21,929	$24,038	$28,970
3/22	$20,946	$24,931	$30,103
4/22	$16,858	$22,757	$26,468
5/22	$14,276	$22,798	$25,853
6/22	$12,953	$20,916	$23,805
7/22	$14,717	$22,845	$26,662
8/22	$14,956	$21,913	$25,420
9/22	$13,394	$19,895	$22,949
10/22	$14,056	$21,506	$24,290
11/22	$13,946	$22,708	$25,397
12/22	$12,596	$21,399	$23,453
1/23	$14,566	$22,744	$25,407
2/23	$14,160	$22,189	$25,106
3/23	$14,984	$23,004	$26,822
4/23	$14,208	$23,363	$27,086
5/23	$15,676	$23,464	$28,321
6/23	$16,906	$25,015	$30,258
7/23	$18,016	$25,818	$31,277
8/23	$15,998	$25,407	$30,996
9/23	$15,043	$24,196	$29,310
10/23	$13,957	$23,687	$28,893
11/23	$16,727	$25,850	$32,043
12/23	$18,219	$27,025	$33,462
1/24	$17,859	$27,479	$34,296
2/24	$19,965	$28,946	$36,636
3/24	$20,150	$29,878	$37,281
4/24	$18,219	$28,657	$35,700
5/24	$17,794	$30,078	$37,837
6/24	$18,437	$31,157	$40,388
7/24	$18,601	$31,537	$39,701
8/24	$19,343	$32,302	$40,528
9/24	$20,368	$32,992	$41,677
10/24	$21,230	$32,692	$41,539
11/24	$25,354	$34,611	$44,233
12/24	$24,733	$33,786	$44,623
1/25	$27,294	$34,727	$45,506
2/25	$25,704	$34,274	$43,871
3/25	$23,032	$32,343	$40,175
4/25	$24,744	$32,124	$40,887
5/25	$28,001	$34,146	$44,505
6/25	$29,911	$35,882	$47,342
7/25	$30,496	$36,687	$49,129
8/25	$30,077	$37,431	$49,679
9/25	$31,357	$38,797	$52,318
10/25	$32,362	$39,706	$54,218
11/25	$29,271	$39,803	$53,236
12/25	$29,315	$39,827	$52,906

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	17.65%	(0.48)%	11.35%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	16.65%	(0.48)%	11.35%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$217,043,614
# of Portfolio Holdings	29
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$1,090,104

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Short-Term Investments	1.8%
Industrials	4.0%
Communication Services	6.2%
Financials	7.8%
Health Care	13.2%
Consumer Discretionary	23.2%
Information Technology	42.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Tesla, Inc.	8.3%
Shopify, Inc.	7.5%
Airbnb, Inc.	5.6%
Royalty Pharma PLC	5.5%
AppLovin Corp.	5.0%
DoorDash, Inc.	4.9%
Snowflake, Inc.	4.8%
Crowdstrike Holdings, Inc.	4.8%
ROBLOX Corp.	4.7%
Total	63.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSPRX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class I MPAIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.84%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a web performance and security company

↑ Stock selection in consumer discretionary, where the largest contributor was a leading food delivery company in the U.S.

↑ Stock selection in health care, which benefited most from a biopharmaceutical royalties acquirer

↓ Stock selection in communication services, where an advertising software platform detracted the most within the sector

↓ Average overweight in consumer discretionary

↓Stock selection industrials

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell 1000® Growth Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$937,967	$950,376	$944,173
2/16	$916,140	$949,094	$943,770
3/16	$968,983	$1,013,478	$1,007,419
4/16	$976,450	$1,017,407	$998,220
5/16	$989,661	$1,035,678	$1,017,604
6/16	$998,851	$1,038,362	$1,013,608
7/16	$1,047,113	$1,076,645	$1,061,452
8/16	$1,052,953	$1,078,156	$1,056,178
9/16	$1,059,961	$1,078,360	$1,060,042
10/16	$1,041,273	$1,058,690	$1,035,149
11/16	$1,041,273	$1,097,898	$1,057,672
12/16	$1,028,160	$1,119,599	$1,070,765
1/17	$1,075,831	$1,140,834	$1,106,848
2/17	$1,107,023	$1,186,132	$1,152,822
3/17	$1,125,267	$1,187,515	$1,166,156
4/17	$1,171,172	$1,199,711	$1,192,826
5/17	$1,211,192	$1,216,594	$1,223,843
6/17	$1,196,479	$1,224,188	$1,220,618
7/17	$1,229,498	$1,249,360	$1,253,061
8/17	$1,241,923	$1,253,185	$1,276,032
9/17	$1,241,332	$1,279,036	$1,292,623
10/17	$1,296,949	$1,308,883	$1,342,708
11/17	$1,338,366	$1,349,026	$1,383,499
12/17	$1,357,794	$1,364,025	$1,394,270
1/18	$1,466,038	$1,442,121	$1,493,021
2/18	$1,455,276	$1,388,969	$1,453,872
3/18	$1,421,727	$1,353,670	$1,414,003
4/18	$1,438,818	$1,358,865	$1,418,943
5/18	$1,506,550	$1,391,589	$1,481,137
6/18	$1,528,705	$1,400,154	$1,495,398
7/18	$1,528,874	$1,452,259	$1,539,298
8/18	$1,611,847	$1,499,581	$1,623,461
9/18	$1,618,279	$1,508,116	$1,632,534
10/18	$1,483,851	$1,405,036	$1,486,542
11/18	$1,515,351	$1,433,669	$1,502,331
12/18	$1,408,598	$1,304,222	$1,373,165
1/19	$1,554,292	$1,408,736	$1,496,593
2/19	$1,613,375	$1,453,969	$1,550,141
3/19	$1,662,388	$1,482,222	$1,594,262
4/19	$1,744,298	$1,542,236	$1,666,291
5/19	$1,691,258	$1,444,230	$1,561,026
6/19	$1,783,240	$1,546,014	$1,668,232
7/19	$1,807,410	$1,568,233	$1,705,902
8/19	$1,769,140	$1,543,392	$1,692,837
9/19	$1,732,885	$1,572,270	$1,693,047
10/19	$1,706,029	$1,606,325	$1,740,777
11/19	$1,786,597	$1,664,632	$1,818,003
12/19	$1,783,283	$1,714,874	$1,872,854
1/20	$1,885,243	$1,714,202	$1,914,722
2/20	$1,786,020	$1,573,090	$1,784,326
3/20	$1,611,524	$1,378,793	$1,608,792
4/20	$1,898,245	$1,555,546	$1,846,847
5/20	$2,176,754	$1,629,634	$1,970,833
6/20	$2,358,094	$1,662,043	$2,056,653
7/20	$2,567,489	$1,755,757	$2,214,890
8/20	$2,774,147	$1,881,962	$2,443,450
9/20	$2,683,820	$1,810,454	$2,328,485
10/20	$2,629,760	$1,762,307	$2,249,406
11/20	$2,991,754	$1,955,216	$2,479,727
12/20	$3,117,004	$2,030,390	$2,593,772
1/21	$3,056,494	$2,009,892	$2,574,581
2/21	$3,229,380	$2,065,314	$2,573,985
3/21	$3,033,442	$2,155,766	$2,618,207
4/21	$3,189,040	$2,270,817	$2,796,346
5/21	$3,114,123	$2,286,677	$2,757,669
6/21	$3,382,097	$2,340,059	$2,930,679
7/21	$3,377,775	$2,395,647	$3,027,263
8/21	$3,428,200	$2,468,488	$3,140,449
9/21	$3,202,007	$2,353,679	$2,964,566
10/21	$3,365,529	$2,518,582	$3,221,343
11/21	$3,213,532	$2,501,131	$3,241,039
12/21	$2,978,439	$2,613,222	$3,309,563
1/22	$2,434,565	$2,477,996	$3,025,520
2/22	$2,336,083	$2,403,801	$2,897,015
3/22	$2,234,051	$2,493,053	$3,010,340
4/22	$1,799,307	$2,275,654	$2,646,806
5/22	$1,526,039	$2,279,829	$2,585,274
6/22	$1,385,857	$2,091,643	$2,380,491
7/22	$1,575,724	$2,284,502	$2,666,200
8/22	$1,602,341	$2,191,336	$2,541,998
9/22	$1,436,429	$1,989,517	$2,294,876
10/22	$1,508,295	$2,150,591	$2,429,008
11/22	$1,497,648	$2,270,775	$2,539,690
12/22	$1,353,995	$2,139,945	$2,345,260
1/23	$1,566,606	$2,274,406	$2,540,731
2/23	$1,525,203	$2,218,913	$2,510,557
3/23	$1,614,723	$2,300,379	$2,682,169
4/23	$1,533,036	$2,336,284	$2,708,631
5/23	$1,693,053	$2,346,439	$2,832,086
6/23	$1,827,334	$2,501,481	$3,025,760
7/23	$1,948,186	$2,581,841	$3,127,697
8/23	$1,732,218	$2,540,734	$3,099,614
9/23	$1,629,270	$2,419,597	$2,931,045
10/23	$1,514,013	$2,368,721	$2,889,314
11/23	$1,815,025	$2,585,046	$3,204,281
12/23	$1,980,637	$2,702,486	$3,346,173
1/24	$1,941,472	$2,747,899	$3,429,632
2/24	$2,171,987	$2,894,625	$3,663,626
3/24	$2,192,129	$2,987,758	$3,728,121
4/24	$1,982,875	$2,865,725	$3,569,990
5/24	$1,935,877	$3,007,821	$3,783,708
6/24	$2,007,493	$3,115,748	$4,038,849
7/24	$2,026,516	$3,153,674	$3,970,147
8/24	$2,107,085	$3,230,171	$4,052,836
9/24	$2,218,985	$3,299,158	$4,167,655
10/24	$2,314,100	$3,269,240	$4,153,864
11/24	$2,763,940	$3,461,148	$4,423,285
12/24	$2,696,829	$3,378,640	$4,462,330
1/25	$2,977,063	$3,472,727	$4,550,596
2/25	$2,804,611	$3,427,414	$4,387,108
3/25	$2,513,032	$3,234,299	$4,017,540
4/25	$2,701,367	$3,212,367	$4,088,693
5/25	$3,057,616	$3,414,569	$4,450,463
6/25	$3,266,374	$3,588,209	$4,734,211
7/25	$3,332,178	$3,668,739	$4,912,938
8/25	$3,286,796	$3,743,110	$4,967,863
9/25	$3,427,480	$3,879,734	$5,231,772
10/25	$3,538,666	$3,970,572	$5,421,816
11/25	$3,201,705	$3,980,304	$5,323,557
12/25	$3,208,176	$3,982,741	$5,290,555

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	18.96%	0.58%	12.36%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$217,043,614
# of Portfolio Holdings	29
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$1,090,104

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Short-Term Investments	1.8%
Industrials	4.0%
Communication Services	6.2%
Financials	7.8%
Health Care	13.2%
Consumer Discretionary	23.2%
Information Technology	42.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Tesla, Inc.	8.3%
Shopify, Inc.	7.5%
Airbnb, Inc.	5.6%
Royalty Pharma PLC	5.5%
AppLovin Corp.	5.0%
DoorDash, Inc.	4.9%
Snowflake, Inc.	4.8%
Crowdstrike Holdings, Inc.	4.8%
ROBLOX Corp.	4.7%
Total	63.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MPAIX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class L MAPLX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$107	0.98%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a web performance and security company

↑ Stock selection in consumer discretionary, where the largest contributor was a leading food delivery company in the U.S.

↑ Stock selection in health care, which benefited most from a biopharmaceutical royalties acquirer

↓ Stock selection in communication services, where an advertising software platform detracted the most within the sector

↓ Average overweight in consumer discretionary

↓Stock selection industrials

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	S&P 500® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$9,379	$9,504	$9,442
2/16	$9,161	$9,491	$9,438
3/16	$9,690	$10,135	$10,074
4/16	$9,764	$10,174	$9,982
5/16	$9,891	$10,357	$10,176
6/16	$9,983	$10,384	$10,136
7/16	$10,466	$10,766	$10,615
8/16	$10,524	$10,782	$10,562
9/16	$10,594	$10,784	$10,600
10/16	$10,407	$10,587	$10,351
11/16	$10,407	$10,979	$10,577
12/16	$10,272	$11,196	$10,708
1/17	$10,748	$11,408	$11,068
2/17	$11,060	$11,861	$11,528
3/17	$11,248	$11,875	$11,662
4/17	$11,701	$11,997	$11,928
5/17	$12,101	$12,166	$12,238
6/17	$11,948	$12,242	$12,206
7/17	$12,284	$12,494	$12,531
8/17	$12,403	$12,532	$12,760
9/17	$12,397	$12,790	$12,926
10/17	$12,953	$13,089	$13,427
11/17	$13,361	$13,490	$13,835
12/17	$13,555	$13,640	$13,943
1/18	$14,631	$14,421	$14,930
2/18	$14,530	$13,890	$14,539
3/18	$14,194	$13,537	$14,140
4/18	$14,359	$13,589	$14,189
5/18	$15,036	$13,916	$14,811
6/18	$15,251	$14,002	$14,954
7/18	$15,253	$14,523	$15,393
8/18	$16,082	$14,996	$16,235
9/18	$16,140	$15,081	$16,325
10/18	$14,803	$14,050	$14,865
11/18	$15,104	$14,337	$15,023
12/18	$14,044	$13,042	$13,732
1/19	$15,494	$14,087	$14,966
2/19	$16,084	$14,540	$15,501
3/19	$16,568	$14,822	$15,943
4/19	$17,380	$15,422	$16,663
5/19	$16,850	$14,442	$15,610
6/19	$17,769	$15,460	$16,682
7/19	$18,004	$15,682	$17,059
8/19	$17,622	$15,434	$16,928
9/19	$17,266	$15,723	$16,930
10/19	$16,991	$16,063	$17,408
11/19	$17,790	$16,646	$18,180
12/19	$17,756	$17,149	$18,729
1/20	$18,776	$17,142	$19,147
2/20	$17,777	$15,731	$17,843
3/20	$16,039	$13,788	$16,088
4/20	$18,892	$15,555	$18,468
5/20	$21,663	$16,296	$19,708
6/20	$23,470	$16,620	$20,567
7/20	$25,550	$17,558	$22,149
8/20	$27,603	$18,820	$24,434
9/20	$26,706	$18,105	$23,285
10/20	$26,166	$17,623	$22,494
11/20	$29,765	$19,552	$24,797
12/20	$31,011	$20,304	$25,938
1/21	$30,406	$20,099	$25,746
2/21	$32,120	$20,653	$25,740
3/21	$30,168	$21,558	$26,182
4/21	$31,717	$22,708	$27,963
5/21	$30,975	$22,867	$27,577
6/21	$33,633	$23,401	$29,307
7/21	$33,583	$23,956	$30,273
8/21	$34,080	$24,685	$31,404
9/21	$31,832	$23,537	$29,646
10/21	$33,453	$25,186	$32,213
11/21	$31,940	$25,011	$32,410
12/21	$29,603	$26,132	$33,096
1/22	$24,191	$24,780	$30,255
2/22	$23,213	$24,038	$28,970
3/22	$22,191	$24,931	$30,103
4/22	$17,872	$22,757	$26,468
5/22	$15,153	$22,798	$25,853
6/22	$13,757	$20,916	$23,805
7/22	$15,641	$22,845	$26,662
8/22	$15,908	$21,913	$25,420
9/22	$14,264	$19,895	$22,949
10/22	$14,975	$21,506	$24,290
11/22	$14,868	$22,708	$25,397
12/22	$13,438	$21,399	$23,453
1/23	$15,550	$22,744	$25,407
2/23	$15,134	$22,189	$25,106
3/23	$16,022	$23,004	$26,822
4/23	$15,202	$23,363	$27,086
5/23	$16,786	$23,464	$28,321
6/23	$18,123	$25,015	$30,258
7/23	$19,325	$25,818	$31,277
8/23	$17,179	$25,407	$30,996
9/23	$16,157	$24,196	$29,310
10/23	$15,000	$23,687	$28,893
11/23	$17,988	$25,850	$32,043
12/23	$19,629	$27,025	$33,462
1/24	$19,235	$27,479	$34,296
2/24	$21,516	$28,946	$36,636
3/24	$21,707	$29,878	$37,281
4/24	$19,640	$28,657	$35,700
5/24	$19,179	$30,078	$37,837
6/24	$19,876	$31,157	$40,388
7/24	$20,067	$31,537	$39,701
8/24	$20,865	$32,302	$40,528
9/24	$21,966	$32,992	$41,677
10/24	$22,909	$32,692	$41,539
11/24	$27,359	$34,611	$44,233
12/24	$26,688	$33,786	$44,623
1/25	$29,465	$34,727	$45,506
2/25	$27,747	$34,274	$43,871
3/25	$24,867	$32,343	$40,175
4/25	$26,722	$32,124	$40,887
5/25	$30,239	$34,146	$44,505
6/25	$32,299	$35,882	$47,342
7/25	$32,948	$36,687	$49,129
8/25	$32,504	$37,431	$49,679
9/25	$33,892	$38,797	$52,318
10/25	$34,973	$39,706	$54,218
11/25	$31,639	$39,803	$53,236
12/25	$31,696	$39,827	$52,906

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	18.76%	0.44%	12.23%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$217,043,614
# of Portfolio Holdings	29
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$1,090,104

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Short-Term Investments	1.8%
Industrials	4.0%
Communication Services	6.2%
Financials	7.8%
Health Care	13.2%
Consumer Discretionary	23.2%
Information Technology	42.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Tesla, Inc.	8.3%
Shopify, Inc.	7.5%
Airbnb, Inc.	5.6%
Royalty Pharma PLC	5.5%
AppLovin Corp.	5.0%
DoorDash, Inc.	4.9%
Snowflake, Inc.	4.8%
Crowdstrike Holdings, Inc.	4.8%
ROBLOX Corp.	4.7%
Total	63.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MAPLX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class R6 MADSX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a web performance and security company

↑ Stock selection in consumer discretionary, where the largest contributor was a leading food delivery company in the U.S.

↑ Stock selection in health care, which benefited most from a biopharmaceutical royalties acquirer

↓ Stock selection in communication services, where an advertising software platform detracted the most within the sector

↓ Average overweight in consumer discretionary

↓Stock selection industrials

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	S&P 500® Index	Russell 1000® Growth Index
12/15	$5,000,000	$5,000,000	$5,000,000
1/16	$4,687,321	$4,751,879	$4,720,863
2/16	$4,578,313	$4,745,468	$4,718,849
3/16	$4,845,095	$5,067,392	$5,037,094
4/16	$4,882,387	$5,087,037	$4,991,098
5/16	$4,945,496	$5,178,390	$5,088,021
6/16	$4,991,394	$5,191,808	$5,068,038
7/16	$5,235,290	$5,383,223	$5,307,260
8/16	$5,264,456	$5,390,782	$5,280,892
9/16	$5,302,372	$5,391,801	$5,300,209
10/16	$5,206,124	$5,293,448	$5,175,744
11/16	$5,206,124	$5,489,490	$5,288,360
12/16	$5,139,403	$5,597,996	$5,353,824
1/17	$5,377,556	$5,704,170	$5,534,241
2/17	$5,536,325	$5,930,660	$5,764,109
3/17	$5,627,470	$5,937,577	$5,830,779
4/17	$5,856,803	$5,998,556	$5,964,129
5/17	$6,056,734	$6,082,972	$6,119,213
6/17	$5,983,230	$6,120,939	$6,103,092
7/17	$6,151,140	$6,246,802	$6,265,307
8/17	$6,210,257	$6,265,925	$6,380,159
9/17	$6,207,301	$6,395,180	$6,463,113
10/17	$6,488,108	$6,544,414	$6,713,540
11/17	$6,695,018	$6,745,129	$6,917,496
12/17	$6,795,231	$6,820,126	$6,971,350
1/18	$7,332,778	$7,210,605	$7,465,104
2/18	$7,282,185	$6,944,843	$7,269,362
3/18	$7,114,597	$6,768,352	$7,070,014
4/18	$7,199,972	$6,794,323	$7,094,713
5/18	$7,538,311	$6,957,943	$7,405,684
6/18	$7,648,982	$7,000,769	$7,476,990
7/18	$7,649,829	$7,261,293	$7,696,488
8/18	$8,067,502	$7,497,904	$8,117,303
9/18	$8,099,630	$7,540,582	$8,162,671
10/18	$7,428,142	$7,025,182	$7,432,708
11/18	$7,582,254	$7,168,344	$7,511,656
12/18	$7,049,049	$6,521,108	$6,865,823
1/19	$7,780,111	$7,043,682	$7,482,965
2/19	$8,075,218	$7,269,843	$7,750,704
3/19	$8,320,024	$7,411,108	$7,971,312
4/19	$8,732,504	$7,711,181	$8,331,456
5/19	$8,467,577	$7,221,150	$7,805,129
6/19	$8,927,006	$7,730,070	$8,341,159
7/19	$9,047,732	$7,841,167	$8,529,510
8/19	$8,856,583	$7,716,960	$8,464,184
9/19	$8,675,494	$7,861,348	$8,465,235
10/19	$8,541,354	$8,031,623	$8,703,884
11/19	$8,943,774	$8,323,162	$9,090,015
12/19	$8,927,147	$8,574,372	$9,364,271
1/20	$9,439,809	$8,571,010	$9,573,611
2/20	$8,940,818	$7,865,451	$8,921,631
3/20	$8,069,294	$6,893,967	$8,043,960
4/20	$9,504,746	$7,777,730	$9,234,234
5/20	$10,899,186	$8,148,169	$9,854,167
6/20	$11,811,723	$8,310,213	$10,283,267
7/20	$12,857,553	$8,778,785	$11,074,452
8/20	$13,893,129	$9,409,809	$12,217,248
9/20	$13,441,987	$9,052,268	$11,642,427
10/20	$13,171,985	$8,811,534	$11,247,029
11/20	$14,986,808	$9,776,079	$12,398,633
12/20	$15,615,916	$10,151,951	$12,968,860
1/21	$15,313,742	$10,049,459	$12,872,905
2/21	$16,180,693	$10,326,572	$12,869,926
3/21	$15,198,628	$10,778,831	$13,091,034
4/21	$15,982,841	$11,354,084	$13,981,730
5/21	$15,608,721	$11,433,386	$13,788,344
6/21	$16,950,517	$11,700,296	$14,653,394
7/21	$16,928,933	$11,978,235	$15,136,316
8/21	$17,184,342	$12,342,441	$15,702,246
9/21	$16,051,190	$11,768,397	$14,822,829
10/21	$16,871,376	$12,592,912	$16,106,716
11/21	$16,108,747	$12,505,656	$16,205,193
12/21	$14,935,584	$13,066,111	$16,547,817
1/22	$12,204,328	$12,389,979	$15,127,599
2/22	$11,712,968	$12,019,005	$14,485,077
3/22	$11,199,474	$12,465,265	$15,051,699
4/22	$9,021,553	$11,378,271	$13,234,030
5/22	$7,649,285	$11,399,145	$12,926,371
6/22	$6,949,871	$10,458,217	$11,902,455
7/22	$7,901,605	$11,422,511	$13,331,001
8/22	$8,034,406	$10,956,680	$12,709,989
9/22	$7,206,618	$9,947,585	$11,474,378
10/22	$7,565,179	$10,752,955	$12,145,038
11/22	$7,512,059	$11,353,873	$12,698,451
12/22	$6,790,558	$10,699,725	$11,726,300
1/23	$7,860,991	$11,372,031	$12,703,657
2/23	$7,649,135	$11,094,565	$12,552,784
3/23	$8,100,724	$11,501,894	$13,410,844
4/23	$7,688,161	$11,681,421	$13,543,157
5/23	$8,496,561	$11,732,196	$14,160,431
6/23	$9,165,581	$12,507,404	$15,128,800
7/23	$9,773,275	$12,909,204	$15,638,485
8/23	$8,691,692	$12,703,669	$15,498,069
9/23	$8,178,776	$12,097,985	$14,655,225
10/23	$7,593,383	$11,843,606	$14,446,570
11/23	$9,109,829	$12,925,228	$16,021,406
12/23	$9,934,955	$13,512,429	$16,730,865
1/24	$9,739,824	$13,739,496	$17,148,160
2/24	$10,899,459	$14,473,125	$18,318,128
3/24	$10,999,812	$14,938,791	$18,640,604
4/24	$9,951,680	$14,328,623	$17,849,948
5/24	$9,717,523	$15,039,103	$18,918,538
6/24	$10,074,334	$15,578,738	$20,194,246
7/24	$10,169,112	$15,768,368	$19,850,733
8/24	$10,576,099	$16,150,857	$20,264,182
9/24	$11,133,617	$16,495,792	$20,838,277
10/24	$11,613,081	$16,346,199	$20,769,318
11/24	$13,871,026	$17,305,739	$22,116,425
12/24	$13,530,173	$16,893,201	$22,311,651
1/25	$14,938,034	$17,363,633	$22,752,981
2/25	$14,072,963	$17,137,070	$21,935,539
3/25	$12,614,214	$16,171,495	$20,087,698
4/25	$13,558,443	$16,061,837	$20,443,467
5/25	$15,345,127	$17,072,844	$22,252,317
6/25	$16,396,783	$17,941,044	$23,671,054
7/25	$16,724,718	$18,343,694	$24,564,688
8/25	$16,498,556	$18,715,549	$24,839,317
9/25	$17,205,314	$19,398,668	$26,158,859
10/25	$17,759,412	$19,852,861	$27,109,082
11/25	$16,068,847	$19,901,520	$26,617,784
12/25	$16,102,194	$19,913,705	$26,452,775

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	19.01%	0.62%	12.41%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$217,043,614
# of Portfolio Holdings	29
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$1,090,104

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.0%
Short-Term Investments	1.8%
Industrials	4.0%
Communication Services	6.2%
Financials	7.8%
Health Care	13.2%
Consumer Discretionary	23.2%
Information Technology	42.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Tesla, Inc.	8.3%
Shopify, Inc.	7.5%
Airbnb, Inc.	5.6%
Royalty Pharma PLC	5.5%
AppLovin Corp.	5.0%
DoorDash, Inc.	4.9%
Snowflake, Inc.	4.8%
Crowdstrike Holdings, Inc.	4.8%
ROBLOX Corp.	4.7%
Total	63.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MADSX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio

Class A MSCUX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.05%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in information technology and health care were major detractors

↓ Accenture was the largest absolute detractor

↑ Stock selection in communication services was a positive contributor, as was an underweight to consumer discretionary and overweight to health care

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	S&P 500® Index
7/22	$9,479	$10,000
7/22	$9,479	$10,000
8/22	$8,995	$9,592
9/22	$8,085	$8,709
10/22	$8,540	$9,414
11/22	$9,175	$9,940
12/22	$8,825	$9,367
1/23	$9,289	$9,956
2/23	$8,844	$9,713
3/23	$9,308	$10,069
4/23	$9,431	$10,227
5/23	$9,289	$10,271
6/23	$9,924	$10,950
7/23	$10,161	$11,302
8/23	$10,152	$11,122
9/23	$9,640	$10,591
10/23	$9,308	$10,369
11/23	$10,114	$11,316
12/23	$10,519	$11,830
1/24	$10,643	$12,028
2/24	$11,035	$12,671
3/24	$11,112	$13,078
4/24	$10,557	$12,544
5/24	$10,825	$13,166
6/24	$10,988	$13,639
7/24	$11,476	$13,805
8/24	$11,811	$14,139
9/24	$11,926	$14,441
10/24	$11,610	$14,311
11/24	$12,040	$15,151
12/24	$11,593	$14,789
1/25	$12,081	$15,201
2/25	$12,032	$15,003
3/25	$11,762	$14,158
4/25	$11,483	$14,062
5/25	$11,982	$14,947
6/25	$12,052	$15,707
7/25	$11,842	$16,059
8/25	$11,992	$16,385
9/25	$11,722	$16,983
10/25	$11,353	$17,380
11/25	$11,423	$17,423
12/25	$11,383	$17,434

Average Annual Total Returns (%)

AATR	1 Year	Since 7/29/22 (Inception)
Class A	(1.81)%	5.49%
Class A, with 5.25% maximum front end sales charge	(6.93)%	3.85%
S&P 500® Index	17.88%	17.62%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,325,238
# of Portfolio Holdings	28
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
26.4%
Information Technology
19.4%
Industrials
14.1%
Health Care
12.5%
Consumer Staples
10.7%
Consumer Discretionary
10.4%
Communication Services
6.5%

Value	Value
Communication Services	6.5%
Consumer Discretionary	10.4%
Consumer Staples	10.7%
Health Care	12.5%
Industrials	14.1%
Information Technology	19.4%
Financials	26.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.6%
Alphabet, Inc.	6.5%
Visa, Inc.	5.5%
Coca-Cola Co.	4.9%
Intercontinental Exchange, Inc.	4.7%
Texas Instruments, Inc.	4.6%
S&P Global, Inc.	4.3%
Procter & Gamble Co.	4.2%
AutoZone, Inc.	4.2%
Zoetis, Inc.	3.8%
Total	51.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024.

The Directors of the Company approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of Fund will be liquidated, known or reasonably ascertainable liabilities will be satisfied or provided for, the remaining proceeds will be distributed to the Fund’s shareholders and all of the issued and outstanding shares will be redeemed (the “Liquidation”). The Liquidation occurred on January 16, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSCUX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio

Class C MSBWX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in information technology and health care were major detractors

↓ Accenture was the largest absolute detractor

↑ Stock selection in communication services was a positive contributor, as was an underweight to consumer discretionary and overweight to health care

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index
7/22	$10,000	$10,000
7/22	$10,000	$10,000
8/22	$9,480	$9,592
9/22	$8,520	$8,709
10/22	$9,000	$9,414
11/22	$9,650	$9,940
12/22	$9,290	$9,367
1/23	$9,760	$9,956
2/23	$9,290	$9,713
3/23	$9,770	$10,069
4/23	$9,890	$10,227
5/23	$9,740	$10,271
6/23	$10,400	$10,950
7/23	$10,640	$11,302
8/23	$10,630	$11,122
9/23	$10,080	$10,591
10/23	$9,730	$10,369
11/23	$10,560	$11,316
12/23	$10,981	$11,830
1/24	$11,102	$12,028
2/24	$11,503	$12,671
3/24	$11,573	$13,078
4/24	$10,991	$12,544
5/24	$11,262	$13,166
6/24	$11,423	$13,639
7/24	$11,934	$13,805
8/24	$12,265	$14,139
9/24	$12,385	$14,441
10/24	$12,044	$14,311
11/24	$12,486	$15,151
12/24	$12,003	$14,789
1/25	$12,513	$15,201
2/25	$12,451	$15,003
3/25	$12,170	$14,158
4/25	$11,868	$14,062
5/25	$12,378	$14,947
6/25	$12,440	$15,707
7/25	$12,211	$16,059
8/25	$12,367	$16,385
9/25	$12,076	$16,983
10/25	$11,691	$17,380
11/25	$11,754	$17,423
12/25	$11,706	$17,434

Average Annual Total Returns (%)

AATR	1 Year	Since 7/29/22 (Inception)
Class C	(2.48)%	4.71%
Class C, with 1% maximum contingent deferred sales charge	(3.44)%	4.71%
S&P 500® Index	17.88%	17.62%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,325,238
# of Portfolio Holdings	28
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	6.5%
Consumer Discretionary	10.4%
Consumer Staples	10.7%
Health Care	12.5%
Industrials	14.1%
Information Technology	19.4%
Financials	26.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.6%
Alphabet, Inc.	6.5%
Visa, Inc.	5.5%
Coca-Cola Co.	4.9%
Intercontinental Exchange, Inc.	4.7%
Texas Instruments, Inc.	4.6%
S&P Global, Inc.	4.3%
Procter & Gamble Co.	4.2%
AutoZone, Inc.	4.2%
Zoetis, Inc.	3.8%
Total	51.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024.

The Directors of the Company approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of Fund will be liquidated, known or reasonably ascertainable liabilities will be satisfied or provided for, the remaining proceeds will be distributed to the Fund’s shareholders and all of the issued and outstanding shares will be redeemed (the “Liquidation”). The Liquidation occurred on January 16, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSBWX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio

Class I MSBVX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.70%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in information technology and health care were major detractors

↓ Accenture was the largest absolute detractor

↑ Stock selection in communication services was a positive contributor, as was an underweight to consumer discretionary and overweight to health care

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index
7/22	$1,000,000	$1,000,000
7/22	$1,000,000	$1,000,000
8/22	$949,000	$959,218
9/22	$854,000	$870,875
10/22	$902,000	$941,383
11/22	$969,000	$993,991
12/22	$933,000	$936,723
1/23	$982,000	$995,581
2/23	$935,000	$971,290
3/23	$984,000	$1,006,950
4/23	$997,000	$1,022,667
5/23	$983,000	$1,027,112
6/23	$1,050,000	$1,094,978
7/23	$1,076,000	$1,130,155
8/23	$1,076,000	$1,112,161
9/23	$1,021,000	$1,059,135
10/23	$986,000	$1,036,865
11/23	$1,072,000	$1,131,557
12/23	$1,115,319	$1,182,965
1/24	$1,128,488	$1,202,844
2/24	$1,170,021	$1,267,070
3/24	$1,179,138	$1,307,838
4/24	$1,120,384	$1,254,420
5/24	$1,149,761	$1,316,620
6/24	$1,166,982	$1,363,863
7/24	$1,219,658	$1,380,464
8/24	$1,255,114	$1,413,950
9/24	$1,268,283	$1,444,148
10/24	$1,234,854	$1,431,051
11/24	$1,281,452	$1,515,056
12/24	$1,233,096	$1,478,939
1/25	$1,286,064	$1,520,124
2/25	$1,281,826	$1,500,289
3/25	$1,253,224	$1,415,756
4/25	$1,222,502	$1,406,156
5/25	$1,276,530	$1,494,666
6/25	$1,285,004	$1,570,674
7/25	$1,262,758	$1,605,925
8/25	$1,278,648	$1,638,479
9/25	$1,250,046	$1,698,284
10/25	$1,211,909	$1,738,047
11/25	$1,219,324	$1,742,307
12/25	$1,215,172	$1,743,374

Average Annual Total Returns (%)

AATR	1 Year	Since 7/29/22 (Inception)
Class I	(1.45)%	5.86%
S&P 500® Index	17.88%	17.62%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,325,238
# of Portfolio Holdings	28
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	6.5%
Consumer Discretionary	10.4%
Consumer Staples	10.7%
Health Care	12.5%
Industrials	14.1%
Information Technology	19.4%
Financials	26.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.6%
Alphabet, Inc.	6.5%
Visa, Inc.	5.5%
Coca-Cola Co.	4.9%
Intercontinental Exchange, Inc.	4.7%
Texas Instruments, Inc.	4.6%
S&P Global, Inc.	4.3%
Procter & Gamble Co.	4.2%
AutoZone, Inc.	4.2%
Zoetis, Inc.	3.8%
Total	51.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024.

The Directors of the Company approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of Fund will be liquidated, known or reasonably ascertainable liabilities will be satisfied or provided for, the remaining proceeds will be distributed to the Fund’s shareholders and all of the issued and outstanding shares will be redeemed (the “Liquidation”). The Liquidation occurred on January 16, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSBVX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio

Class R6 MSBQX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.65%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in information technology and health care were major detractors

↓ Accenture was the largest absolute detractor

↑ Stock selection in communication services was a positive contributor, as was an underweight to consumer discretionary and overweight to health care

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	S&P 500® Index
7/22	$5,000,000	$5,000,000
7/22	$5,000,000	$5,000,000
8/22	$4,745,000	$4,796,091
9/22	$4,270,000	$4,354,377
10/22	$4,510,000	$4,706,914
11/22	$4,845,000	$4,969,955
12/22	$4,665,000	$4,683,613
1/23	$4,910,000	$4,977,903
2/23	$4,675,000	$4,856,448
3/23	$4,920,000	$5,034,748
4/23	$4,990,000	$5,113,333
5/23	$4,915,000	$5,135,559
6/23	$5,255,000	$5,474,892
7/23	$5,385,000	$5,650,773
8/23	$5,380,000	$5,560,804
9/23	$5,105,000	$5,295,676
10/23	$4,935,000	$5,184,327
11/23	$5,365,000	$5,657,787
12/23	$5,579,184	$5,914,824
1/24	$5,645,060	$6,014,218
2/24	$5,857,890	$6,335,351
3/24	$5,898,429	$6,539,189
4/24	$5,609,588	$6,272,098
5/24	$5,751,475	$6,583,098
6/24	$5,837,620	$6,819,314
7/24	$6,106,191	$6,902,321
8/24	$6,283,550	$7,069,749
9/24	$6,349,426	$7,220,738
10/24	$6,182,202	$7,155,256
11/24	$6,410,234	$7,575,278
12/24	$6,171,110	$7,394,697
1/25	$6,436,192	$7,600,620
2/25	$6,414,986	$7,501,446
3/25	$6,271,841	$7,078,782
4/25	$6,123,395	$7,030,782
5/25	$6,393,779	$7,473,332
6/25	$6,430,891	$7,853,371
7/25	$6,324,858	$8,029,624
8/25	$6,404,382	$8,192,397
9/25	$6,261,238	$8,491,420
10/25	$6,065,077	$8,690,235
11/25	$6,107,490	$8,711,534
12/25	$6,084,554	$8,716,868

Average Annual Total Returns (%)

AATR	1 Year	Since 7/29/22 (Inception)
Class R6	(1.40)%	5.90%
S&P 500® Index	17.88%	17.62%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,325,238
# of Portfolio Holdings	28
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	6.5%
Consumer Discretionary	10.4%
Consumer Staples	10.7%
Health Care	12.5%
Industrials	14.1%
Information Technology	19.4%
Financials	26.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.6%
Alphabet, Inc.	6.5%
Visa, Inc.	5.5%
Coca-Cola Co.	4.9%
Intercontinental Exchange, Inc.	4.7%
Texas Instruments, Inc.	4.6%
S&P Global, Inc.	4.3%
Procter & Gamble Co.	4.2%
AutoZone, Inc.	4.2%
Zoetis, Inc.	3.8%
Total	51.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024.

The Directors of the Company approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of Fund will be liquidated, known or reasonably ascertainable liabilities will be satisfied or provided for, the remaining proceeds will be distributed to the Fund’s shareholders and all of the issued and outstanding shares will be redeemed (the “Liquidation”). The Liquidation occurred on January 16, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSBQX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class A MSAUX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.43%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country Asia ex Japan Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in communication services, where exposure to a live streaming platform was the main contributor

↑ No exposure in utilities

↑ An average underweight in health care

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI All Country Asia ex Japan Net Index
12/15	$9,471	$10,000
1/16	$8,876	$9,236
2/16	$8,480	$9,150
3/16	$9,245	$10,178
4/16	$9,348	$10,087
5/16	$9,330	$9,952
6/16	$9,613	$10,218
7/16	$9,844	$10,713
8/16	$10,061	$11,074
9/16	$10,241	$11,255
10/16	$10,061	$11,084
11/16	$9,702	$10,765
12/16	$9,313	$10,544
1/17	$9,891	$11,198
2/17	$10,295	$11,577
3/17	$11,046	$11,956
4/17	$11,557	$12,216
5/17	$12,250	$12,747
6/17	$12,664	$12,950
7/17	$13,618	$13,642
8/17	$14,167	$13,824
9/17	$14,716	$13,807
10/17	$15,322	$14,459
11/17	$15,188	$14,550
12/17	$16,407	$14,943
1/18	$17,780	$16,073
2/18	$17,098	$15,273
3/18	$17,215	$15,042
4/18	$16,787	$15,149
5/18	$18,160	$14,949
6/18	$17,644	$14,232
7/18	$16,979	$14,351
8/18	$16,117	$14,205
9/18	$15,823	$14,008
10/18	$13,628	$12,488
11/18	$14,559	$13,152
12/18	$14,128	$12,795
1/19	$15,294	$13,731
2/19	$16,440	$14,017
3/19	$17,645	$14,258
4/19	$17,929	$14,529
5/19	$16,607	$13,290
6/19	$18,223	$14,164
7/19	$17,684	$13,914
8/19	$18,253	$13,305
9/19	$18,184	$13,526
10/19	$19,360	$14,142
11/19	$19,409	$14,177
12/19	$20,369	$15,120
1/20	$19,820	$14,448
2/20	$20,173	$14,033
3/20	$18,546	$12,341
4/20	$19,722	$13,447
5/20	$20,702	$13,291
6/20	$22,701	$14,403
7/20	$25,130	$15,627
8/20	$27,580	$16,182
9/20	$26,747	$15,939
10/20	$27,354	$16,384
11/20	$29,039	$17,701
12/20	$30,992	$18,903
1/21	$32,606	$19,675
2/21	$33,557	$19,920
3/21	$31,348	$19,414
4/21	$31,457	$19,895
5/21	$31,576	$20,138
6/21	$31,110	$20,114
7/21	$25,930	$18,606
8/21	$26,287	$19,031
9/21	$25,712	$18,236
10/21	$26,634	$18,484
11/21	$24,999	$17,769
12/21	$24,565	$18,012
1/22	$23,455	$17,453
2/22	$22,616	$17,043
3/22	$19,928	$16,572
4/22	$18,878	$15,716
5/22	$18,938	$15,788
6/22	$19,068	$15,080
7/22	$18,728	$14,897
8/22	$18,758	$14,896
9/22	$16,979	$12,994
10/22	$14,691	$12,201
11/22	$18,688	$14,496
12/22	$19,108	$14,468
1/23	$20,497	$15,657
2/23	$19,148	$14,589
3/23	$19,478	$15,097
4/23	$18,738	$14,783
5/23	$17,499	$14,512
6/23	$18,378	$14,906
7/23	$19,798	$15,819
8/23	$18,578	$14,805
9/23	$17,749	$14,408
10/23	$17,029	$13,851
11/23	$17,419	$14,813
12/23	$17,739	$15,334
1/24	$16,170	$14,498
2/24	$17,309	$15,309
3/24	$17,969	$15,698
4/24	$18,968	$15,894
5/24	$19,258	$16,141
6/24	$18,858	$16,828
7/24	$18,418	$16,806
8/24	$18,798	$17,134
9/24	$21,816	$18,578
10/24	$21,477	$17,725
11/24	$21,766	$17,142
12/24	$21,173	$17,168
1/25	$20,940	$17,295
2/25	$21,285	$17,474
3/25	$21,599	$17,479
4/25	$21,528	$17,608
5/25	$22,086	$18,535
6/25	$22,968	$19,658
7/25	$22,816	$20,161
8/25	$22,917	$20,382
9/25	$24,307	$21,772
10/25	$23,749	$22,751
11/25	$22,481	$22,105
12/25	$22,264	$22,706

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	5.15%	(6.40)%	8.92%
Class A, with 5.25% maximum front end sales charge	(0.38)%	(7.40)%	8.33%
MSCI All Country Asia ex Japan Net Index	32.26%	3.73%	8.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$117,549,293
# of Portfolio Holdings	37
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$750,188

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

China
42.2%
India
25.4%
Korea, Republic of
11.4%
Taiwan
11.0%
United States
5.5%
Singapore
3.0%
Hong Kong
1.5%

Value	Value
Hong Kong	1.5%
Singapore	3.0%
United States	5.5%
Taiwan	11.0%
Korea, Republic of	11.4%
India	25.4%
China	42.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Trip.com Group Ltd.	6.1%
Coupang, Inc.	6.0%
ICICI Bank Ltd.	5.6%
Baidu, Inc.	4.8%
Tencent Holdings Ltd.	4.6%
Meituan	4.5%
Eternal Ltd.	4.1%
HDFC Bank Ltd.	4.1%
Kweichow Moutai Co. Ltd.	4.0%
Total	53.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSAUX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class C MSAWX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	2.20%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country Asia ex Japan Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in communication services, where exposure to a live streaming platform was the main contributor

↑ No exposure in utilities

↑ An average underweight in health care

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI All Country Asia ex Japan Net Index
12/15	$10,000	$10,000
1/16	$9,362	$9,236
2/16	$8,943	$9,150
3/16	$9,741	$10,178
4/16	$9,840	$10,087
5/16	$9,811	$9,952
6/16	$10,110	$10,218
7/16	$10,353	$10,713
8/16	$10,562	$11,074
9/16	$10,742	$11,255
10/16	$10,552	$11,084
11/16	$10,173	$10,765
12/16	$9,756	$10,544
1/17	$10,360	$11,198
2/17	$10,773	$11,577
3/17	$11,560	$11,956
4/17	$12,074	$12,216
5/17	$12,789	$12,747
6/17	$13,212	$12,950
7/17	$14,200	$13,642
8/17	$14,764	$13,824
9/17	$15,329	$13,807
10/17	$15,954	$14,459
11/17	$15,802	$14,550
12/17	$17,058	$14,943
1/18	$18,475	$16,073
2/18	$17,761	$15,273
3/18	$17,863	$15,042
4/18	$17,405	$15,149
5/18	$18,812	$14,949
6/18	$18,271	$14,232
7/18	$17,565	$14,351
8/18	$16,663	$14,205
9/18	$16,355	$14,008
10/18	$14,079	$12,488
11/18	$15,032	$13,152
12/18	$14,571	$12,795
1/19	$15,771	$13,731
2/19	$16,950	$14,017
3/19	$18,170	$14,258
4/19	$18,457	$14,529
5/19	$17,083	$13,290
6/19	$18,734	$14,164
7/19	$18,180	$13,914
8/19	$18,744	$13,305
9/19	$18,662	$13,526
10/19	$19,862	$14,142
11/19	$19,903	$14,177
12/19	$20,867	$15,120
1/20	$20,292	$14,448
2/20	$20,641	$14,033
3/20	$18,959	$12,341
4/20	$20,149	$13,447
5/20	$21,144	$13,291
6/20	$23,164	$14,403
7/20	$25,635	$15,627
8/20	$28,116	$16,182
9/20	$27,255	$15,939
10/20	$27,850	$16,384
11/20	$29,552	$17,701
12/20	$31,513	$18,903
1/21	$33,130	$19,675
2/21	$34,084	$19,920
3/21	$31,824	$19,414
4/21	$31,907	$19,895
5/21	$32,010	$20,138
6/21	$31,523	$20,114
7/21	$26,255	$18,606
8/21	$26,598	$19,031
9/21	$25,996	$18,236
10/21	$26,919	$18,484
11/21	$25,250	$17,769
12/21	$24,794	$18,012
1/22	$23,664	$17,453
2/22	$22,806	$17,043
3/22	$20,085	$16,572
4/22	$19,007	$15,716
5/22	$19,059	$15,788
6/22	$19,174	$15,080
7/22	$18,829	$14,897
8/22	$18,850	$14,896
9/22	$17,049	$12,994
10/22	$14,736	$12,201
11/22	$18,734	$14,496
12/22	$19,143	$14,468
1/23	$20,524	$15,657
2/23	$19,164	$14,589
3/23	$19,478	$15,097
4/23	$18,734	$14,783
5/23	$17,478	$14,512
6/23	$18,347	$14,906
7/23	$19,750	$15,819
8/23	$18,525	$14,805
9/23	$17,677	$14,408
10/23	$16,955	$13,851
11/23	$17,342	$14,813
12/23	$17,646	$15,334
1/24	$16,085	$14,498
2/24	$17,218	$15,309
3/24	$17,875	$15,698
4/24	$18,869	$15,894
5/24	$19,157	$16,141
6/24	$18,759	$16,828
7/24	$18,322	$16,806
8/24	$18,700	$17,134
9/24	$21,702	$18,578
10/24	$21,364	$17,725
11/24	$21,652	$17,142
12/24	$21,062	$17,168
1/25	$20,830	$17,295
2/25	$21,173	$17,474
3/25	$21,486	$17,479
4/25	$21,415	$17,608
5/25	$21,970	$18,535
6/25	$22,848	$19,658
7/25	$22,696	$20,161
8/25	$22,797	$20,382
9/25	$24,179	$21,772
10/25	$23,624	$22,751
11/25	$22,364	$22,105
12/25	$22,148	$22,706

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.35%	(7.09)%	8.28%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	3.35%	(7.09)%	8.28%
MSCI All Country Asia ex Japan Net Index	32.26%	3.73%	8.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$117,549,293
# of Portfolio Holdings	37
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$750,188

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Hong Kong	1.5%
Singapore	3.0%
United States	5.5%
Taiwan	11.0%
Korea, Republic of	11.4%
India	25.4%
China	42.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Trip.com Group Ltd.	6.1%
Coupang, Inc.	6.0%
ICICI Bank Ltd.	5.6%
Baidu, Inc.	4.8%
Tencent Holdings Ltd.	4.6%
Meituan	4.5%
Eternal Ltd.	4.1%
HDFC Bank Ltd.	4.1%
Kweichow Moutai Co. Ltd.	4.0%
Total	53.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSAWX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class I MSAQX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	1.10%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country Asia ex Japan Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in communication services, where exposure to a live streaming platform was the main contributor

↑ No exposure in utilities

↑ An average underweight in health care

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI All Country Asia ex Japan Net Index
12/15	$1,000,000	$1,000,000
1/16	$937,188	$923,605
2/16	$896,311	$915,034
3/16	$977,069	$1,017,786
4/16	$988,036	$1,008,668
5/16	$986,042	$995,226
6/16	$1,015,952	$1,021,810
7/16	$1,041,318	$1,071,338
8/16	$1,064,281	$1,107,431
9/16	$1,083,250	$1,125,466
10/16	$1,064,281	$1,108,405
11/16	$1,027,340	$1,076,478
12/16	$986,630	$1,054,413
1/17	$1,048,804	$1,119,787
2/17	$1,091,613	$1,157,694
3/17	$1,171,114	$1,195,555
4/17	$1,225,134	$1,221,570
5/17	$1,299,539	$1,274,670
6/17	$1,343,367	$1,294,953
7/17	$1,445,291	$1,364,196
8/17	$1,504,407	$1,382,352
9/17	$1,563,524	$1,380,721
10/17	$1,627,736	$1,445,866
11/17	$1,614,486	$1,455,036
12/17	$1,744,527	$1,494,297
1/18	$1,890,936	$1,607,326
2/18	$1,818,763	$1,527,306
3/18	$1,832,166	$1,504,238
4/18	$1,785,769	$1,514,905
5/18	$1,933,208	$1,494,862
6/18	$1,878,563	$1,423,184
7/18	$1,808,179	$1,435,129
8/18	$1,716,941	$1,420,469
9/18	$1,685,837	$1,400,808
10/18	$1,452,557	$1,248,848
11/18	$1,552,090	$1,315,179
12/18	$1,506,470	$1,279,534
1/19	$1,631,923	$1,373,076
2/19	$1,755,302	$1,401,728
3/19	$1,883,866	$1,425,779
4/19	$1,913,933	$1,452,915
5/19	$1,773,965	$1,328,976
6/19	$1,947,110	$1,416,417
7/19	$1,890,086	$1,391,404
8/19	$1,951,258	$1,330,474
9/19	$1,945,037	$1,352,645
10/19	$2,071,526	$1,414,190
11/19	$2,077,747	$1,417,673
12/19	$2,180,400	$1,512,019
1/20	$2,122,311	$1,444,757
2/20	$2,160,691	$1,403,268
3/20	$1,986,425	$1,234,106
4/20	$2,111,938	$1,344,702
5/20	$2,218,780	$1,329,088
6/20	$2,432,463	$1,440,336
7/20	$2,694,899	$1,562,713
8/20	$2,957,336	$1,618,172
9/20	$2,869,165	$1,593,862
10/20	$2,934,515	$1,638,388
11/20	$3,117,080	$1,770,050
12/20	$3,325,841	$1,890,330
1/21	$3,500,941	$1,967,462
2/21	$3,602,645	$1,991,971
3/21	$3,366,733	$1,941,398
4/21	$3,379,315	$1,989,536
5/21	$3,392,945	$2,013,800
6/21	$3,343,666	$2,011,358
7/21	$2,786,913	$1,860,566
8/21	$2,825,707	$1,903,110
9/21	$2,764,894	$1,823,636
10/21	$2,865,550	$1,848,394
11/21	$2,689,402	$1,776,877
12/21	$2,643,381	$1,801,162
1/22	$2,524,910	$1,745,266
2/22	$2,434,999	$1,704,325
3/22	$2,146,226	$1,657,184
4/22	$2,034,102	$1,571,615
5/22	$2,041,507	$1,578,844
6/22	$2,055,258	$1,507,962
7/22	$2,020,351	$1,489,677
8/22	$2,023,524	$1,489,560
9/22	$1,832,067	$1,299,351
10/22	$1,584,548	$1,220,103
11/22	$2,016,120	$1,449,575
12/22	$2,061,604	$1,446,844
1/23	$2,212,866	$1,565,656
2/23	$2,066,893	$1,458,890
3/23	$2,102,858	$1,509,652
4/23	$2,024,582	$1,478,267
5/23	$1,890,245	$1,451,197
6/23	$1,985,445	$1,490,620
7/23	$2,139,880	$1,581,928
8/23	$2,009,773	$1,480,494
9/23	$1,919,862	$1,440,781
10/23	$1,842,645	$1,385,068
11/23	$1,886,014	$1,481,306
12/23	$1,920,774	$1,533,391
1/24	$1,751,076	$1,449,789
2/24	$1,875,168	$1,530,941
3/24	$1,947,290	$1,569,826
4/24	$2,055,473	$1,589,379
5/24	$2,087,291	$1,614,145
6/24	$2,044,866	$1,682,827
7/24	$1,997,139	$1,680,594
8/24	$2,039,563	$1,713,357
9/24	$2,368,354	$1,857,823
10/24	$2,331,233	$1,772,452
11/24	$2,363,051	$1,714,227
12/24	$2,299,626	$1,716,762
1/25	$2,274,806	$1,729,533
2/25	$2,312,576	$1,747,426
3/25	$2,347,108	$1,747,917
4/25	$2,340,633	$1,760,837
5/25	$2,401,064	$1,853,454
6/25	$2,498,186	$1,965,772
7/25	$2,483,078	$2,016,085
8/25	$2,493,870	$2,038,222
9/25	$2,646,027	$2,177,225
10/25	$2,586,675	$2,275,119
11/25	$2,449,625	$2,210,469
12/25	$2,426,192	$2,270,629

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	5.50%	(6.11)%	9.27%
MSCI All Country Asia ex Japan Net Index	32.26%	3.73%	8.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$117,549,293
# of Portfolio Holdings	37
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$750,188

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Hong Kong	1.5%
Singapore	3.0%
United States	5.5%
Taiwan	11.0%
Korea, Republic of	11.4%
India	25.4%
China	42.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Trip.com Group Ltd.	6.1%
Coupang, Inc.	6.0%
ICICI Bank Ltd.	5.6%
Baidu, Inc.	4.8%
Tencent Holdings Ltd.	4.6%
Meituan	4.5%
Eternal Ltd.	4.1%
HDFC Bank Ltd.	4.1%
Kweichow Moutai Co. Ltd.	4.0%
Total	53.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSAQX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class R6 MSAYX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$108	1.05%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country Asia ex Japan Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in communication services, where exposure to a live streaming platform was the main contributor

↑ No exposure in utilities

↑ An average underweight in health care

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI All Country Asia ex Japan Net Index
12/15	$5,000,000	$5,000,000
1/16	$4,685,942	$4,618,027
2/16	$4,481,555	$4,575,168
3/16	$4,885,344	$5,088,932
4/16	$4,940,179	$5,043,338
5/16	$4,930,209	$4,976,131
6/16	$5,079,761	$5,109,051
7/16	$5,211,587	$5,356,691
8/16	$5,321,410	$5,537,157
9/16	$5,421,249	$5,627,332
10/16	$5,326,402	$5,542,023
11/16	$5,141,700	$5,382,388
12/16	$4,935,256	$5,272,065
1/17	$5,246,259	$5,598,934
2/17	$5,460,392	$5,788,471
3/17	$5,858,067	$5,977,777
4/17	$6,128,283	$6,107,852
5/17	$6,500,466	$6,373,350
6/17	$6,719,698	$6,474,767
7/17	$7,229,538	$6,820,978
8/17	$7,525,246	$6,911,758
9/17	$7,820,953	$6,903,603
10/17	$8,147,251	$7,229,332
11/17	$8,075,873	$7,275,181
12/17	$8,726,357	$7,471,486
1/18	$9,458,711	$8,036,630
2/18	$9,102,849	$7,636,531
3/18	$9,164,738	$7,521,191
4/18	$8,937,812	$7,574,523
5/18	$9,670,165	$7,474,312
6/18	$9,401,980	$7,115,921
7/18	$9,044,753	$7,175,645
8/18	$8,593,552	$7,102,347
9/18	$8,437,966	$7,004,041
10/18	$7,271,068	$6,244,241
11/18	$7,768,945	$6,575,893
12/18	$7,540,751	$6,397,672
1/19	$8,168,283	$6,865,382
2/19	$8,785,442	$7,008,640
3/19	$9,428,532	$7,128,895
4/19	$9,584,119	$7,264,575
5/19	$8,883,980	$6,644,879
6/19	$9,750,077	$7,082,085
7/19	$9,464,836	$6,957,019
8/19	$9,770,822	$6,652,371
9/19	$9,739,705	$6,763,226
10/19	$10,377,609	$7,070,951
11/19	$10,403,540	$7,088,364
12/19	$10,920,531	$7,560,093
1/20	$10,624,681	$7,223,786
2/20	$10,821,914	$7,016,338
3/20	$9,949,933	$6,170,530
4/20	$10,583,158	$6,723,511
5/20	$11,107,385	$6,645,442
6/20	$12,181,791	$7,201,681
7/20	$13,494,953	$7,813,565
8/20	$14,813,306	$8,090,862
9/20	$14,372,125	$7,969,308
10/20	$14,699,118	$8,191,940
11/20	$15,612,623	$8,850,251
12/20	$16,662,399	$9,451,651
1/21	$17,538,539	$9,837,308
2/21	$18,052,681	$9,959,854
3/21	$16,872,253	$9,706,990
4/21	$16,929,963	$9,947,681
5/21	$16,998,166	$10,069,001
6/21	$16,756,834	$10,056,791
7/21	$13,971,023	$9,302,828
8/21	$14,165,138	$9,515,549
9/21	$13,860,850	$9,118,179
10/21	$14,364,499	$9,241,971
11/21	$13,488,359	$8,884,387
12/21	$13,252,836	$9,005,808
1/22	$12,665,350	$8,726,330
2/22	$12,215,474	$8,521,625
3/22	$10,765,283	$8,285,921
4/22	$10,198,968	$7,858,075
5/22	$10,236,016	$7,894,219
6/22	$10,310,114	$7,539,808
7/22	$10,130,163	$7,448,386
8/22	$10,151,334	$7,447,798
9/22	$9,188,068	$6,496,755
10/22	$7,949,585	$6,100,515
11/22	$10,114,285	$7,247,873
12/22	$10,341,870	$7,234,221
1/23	$11,104,014	$7,828,279
2/23	$10,373,626	$7,294,451
3/23	$10,553,576	$7,548,260
4/23	$10,156,626	$7,391,333
5/23	$9,484,458	$7,255,987
6/23	$9,966,090	$7,453,101
7/23	$10,738,820	$7,909,642
8/23	$10,082,529	$7,402,468
9/23	$9,632,652	$7,203,906
10/23	$9,251,580	$6,925,339
11/23	$9,463,287	$7,406,531
12/23	$9,638,916	$7,666,954
1/24	$8,794,515	$7,248,947
2/24	$9,415,866	$7,654,704
3/24	$9,776,994	$7,849,129
4/24	$10,323,996	$7,946,895
5/24	$10,483,317	$8,070,725
6/24	$10,276,199	$8,414,137
7/24	$10,042,529	$8,402,972
8/24	$10,249,646	$8,566,785
9/24	$11,901,273	$9,289,116
10/24	$11,720,709	$8,862,261
11/24	$11,880,030	$8,571,133
12/24	$11,557,430	$8,583,809
1/25	$11,438,505	$8,647,666
2/25	$11,627,705	$8,737,131
3/25	$11,800,688	$8,739,585
4/25	$11,768,254	$8,804,183
5/25	$12,076,380	$9,267,270
6/25	$12,562,894	$9,828,862
7/25	$12,481,809	$10,080,424
8/25	$12,541,272	$10,191,110
9/25	$13,303,478	$10,886,125
10/25	$13,006,164	$11,375,596
11/25	$12,319,637	$11,052,343
12/25	$12,203,346	$11,353,147

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	5.59%	(6.04)%	9.33%
MSCI All Country Asia ex Japan Net Index	32.26%	3.73%	8.55%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$117,549,293
# of Portfolio Holdings	37
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$750,188

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Hong Kong	1.5%
Singapore	3.0%
United States	5.5%
Taiwan	11.0%
Korea, Republic of	11.4%
India	25.4%
China	42.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Trip.com Group Ltd.	6.1%
Coupang, Inc.	6.0%
ICICI Bank Ltd.	5.6%
Baidu, Inc.	4.8%
Tencent Holdings Ltd.	4.6%
Meituan	4.5%
Eternal Ltd.	4.1%
HDFC Bank Ltd.	4.1%
Kweichow Moutai Co. Ltd.	4.0%
Total	53.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSAYX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class A MDOAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in utilities, where exposure to a Brazilian water management company was the main contributor

↑ No exposure to energy

↑ An average underweight in health care

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI Emerging Markets Net Index
2/20	$9,479	$10,000
2/20	$8,882	$9,095
3/20	$7,848	$7,694
4/20	$8,445	$8,398
5/20	$9,156	$8,463
6/20	$10,038	$9,085
7/20	$11,213	$9,897
8/20	$12,256	$10,116
9/20	$11,858	$9,953
10/20	$12,066	$10,158
11/20	$12,929	$11,098
12/20	$13,716	$11,914
1/21	$14,351	$12,279
2/21	$14,474	$12,373
3/21	$13,441	$12,186
4/21	$13,564	$12,489
5/21	$13,536	$12,779
6/21	$13,687	$12,801
7/21	$11,858	$11,940
8/21	$12,265	$12,252
9/21	$11,716	$11,765
10/21	$12,047	$11,881
11/21	$11,100	$11,397
12/21	$11,118	$11,611
1/22	$10,303	$11,391
2/22	$9,801	$11,051
3/22	$8,995	$10,801
4/22	$8,152	$10,200
5/22	$7,886	$10,245
6/22	$7,498	$9,564
7/22	$7,744	$9,541
8/22	$7,915	$9,581
9/22	$7,242	$8,458
10/22	$6,692	$8,195
11/22	$7,839	$9,410
12/22	$7,725	$9,278
1/23	$8,427	$10,011
2/23	$8,009	$9,362
3/23	$8,161	$9,645
4/23	$7,924	$9,536
5/23	$7,687	$9,376
6/23	$7,981	$9,732
7/23	$8,493	$10,338
8/23	$8,142	$9,701
9/23	$7,773	$9,447
10/23	$7,450	$9,080
11/23	$7,915	$9,807
12/23	$8,104	$10,190
1/24	$7,583	$9,717
2/24	$8,047	$10,179
3/24	$8,265	$10,431
4/24	$8,578	$10,478
5/24	$8,806	$10,537
6/24	$8,720	$10,953
7/24	$8,559	$10,985
8/24	$8,967	$11,163
9/24	$9,943	$11,908
10/24	$9,905	$11,379
11/24	$9,886	$10,970
12/24	$9,433	$10,955
1/25	$9,576	$11,150
2/25	$9,633	$11,204
3/25	$9,671	$11,275
4/25	$9,947	$11,424
5/25	$10,233	$11,911
6/25	$10,661	$12,627
7/25	$10,395	$12,873
8/25	$10,594	$13,038
9/25	$11,156	$13,971
10/25	$10,947	$14,555
11/25	$10,290	$14,207
12/25	$10,184	$14,632

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 2/14/20 (Inception)
Class A	7.96%	(5.78)%	1.23%
Class A, with 5.25% maximum front end sales charge	2.29%	(6.79)%	0.31%
MSCI Emerging Markets Net Index	33.57%	4.20%	6.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$62,596,157
# of Portfolio Holdings	34
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$50,575

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

China
35.1%
India
23.2%
United States
12.2%
Taiwan
10.6%
Korea, Republic of
9.9%
Brazil
4.9%
Singapore
3.0%
Poland
1.1%

Value	Value
Poland	1.1%
Singapore	3.0%
Brazil	4.9%
Korea, Republic of	9.9%
Taiwan	10.6%
United States	12.2%
India	23.2%
China	35.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
MercadoLibre, Inc.	6.6%
Coupang, Inc.	5.4%
NU Holdings Ltd.	5.0%
Trip.com Group Ltd.	4.8%
ICICI Bank Ltd.	4.5%
Tencent Holdings Ltd.	4.5%
Meituan	4.4%
Baidu, Inc.	4.1%
Eternal Ltd.	4.1%
Total	53.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MDOAX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class C MDOBX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.26%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in utilities, where exposure to a Brazilian water management company was the main contributor

↑ No exposure to energy

↑ An average underweight in health care

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI Emerging Markets Net Index
2/20	$10,000	$10,000
2/20	$9,370	$9,095
3/20	$8,270	$7,694
4/20	$8,900	$8,398
5/20	$9,640	$8,463
6/20	$10,560	$9,085
7/20	$11,790	$9,897
8/20	$12,860	$10,116
9/20	$12,440	$9,953
10/20	$12,650	$10,158
11/20	$13,550	$11,098
12/20	$14,360	$11,914
1/21	$15,020	$12,279
2/21	$15,140	$12,373
3/21	$14,050	$12,186
4/21	$14,170	$12,489
5/21	$14,130	$12,779
6/21	$14,280	$12,801
7/21	$12,360	$11,940
8/21	$12,780	$12,252
9/21	$12,200	$11,765
10/21	$12,540	$11,881
11/21	$11,550	$11,397
12/21	$11,550	$11,611
1/22	$10,700	$11,391
2/22	$10,180	$11,051
3/22	$9,340	$10,801
4/22	$8,450	$10,200
5/22	$8,170	$10,245
6/22	$7,760	$9,564
7/22	$8,010	$9,541
8/22	$8,180	$9,581
9/22	$7,490	$8,458
10/22	$6,910	$8,195
11/22	$8,100	$9,410
12/22	$7,960	$9,278
1/23	$8,690	$10,011
2/23	$8,250	$9,362
3/23	$8,410	$9,645
4/23	$8,150	$9,536
5/23	$7,900	$9,376
6/23	$8,200	$9,732
7/23	$8,720	$10,338
8/23	$8,350	$9,701
9/23	$7,970	$9,447
10/23	$7,630	$9,080
11/23	$8,100	$9,807
12/23	$8,290	$10,190
1/24	$7,760	$9,717
2/24	$8,230	$10,179
3/24	$8,440	$10,431
4/24	$8,760	$10,478
5/24	$8,990	$10,537
6/24	$8,890	$10,953
7/24	$8,720	$10,985
8/24	$9,130	$11,163
9/24	$10,120	$11,908
10/24	$10,070	$11,379
11/24	$10,050	$10,970
12/24	$9,580	$10,955
1/25	$9,720	$11,150
2/25	$9,770	$11,204
3/25	$9,800	$11,275
4/25	$10,080	$11,424
5/25	$10,360	$11,911
6/25	$10,790	$12,627
7/25	$10,510	$12,873
8/25	$10,710	$13,038
9/25	$11,270	$13,971
10/25	$11,050	$14,555
11/25	$10,380	$14,207
12/25	$10,260	$14,632

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 2/14/20 (Inception)
Class C	7.10%	(6.50)%	0.44%
Class C, with 1% maximum contingent deferred sales charge	6.10%	(6.50)%	0.44%
MSCI Emerging Markets Net Index	33.57%	4.20%	6.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$62,596,157
# of Portfolio Holdings	34
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$50,575

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Poland	1.1%
Singapore	3.0%
Brazil	4.9%
Korea, Republic of	9.9%
Taiwan	10.6%
United States	12.2%
India	23.2%
China	35.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
MercadoLibre, Inc.	6.6%
Coupang, Inc.	5.4%
NU Holdings Ltd.	5.0%
Trip.com Group Ltd.	4.8%
ICICI Bank Ltd.	4.5%
Tencent Holdings Ltd.	4.5%
Meituan	4.4%
Baidu, Inc.	4.1%
Eternal Ltd.	4.1%
Total	53.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MDOBX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class I MDOEX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.16%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in utilities, where exposure to a Brazilian water management company was the main contributor

↑ No exposure to energy

↑ An average underweight in health care

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets Net Index
2/20	$1,000,000	$1,000,000
2/20	$937,000	$909,459
3/20	$828,000	$769,381
4/20	$892,000	$839,837
5/20	$967,000	$846,287
6/20	$1,061,000	$908,497
7/20	$1,185,000	$989,682
8/20	$1,295,000	$1,011,558
9/20	$1,253,000	$995,334
10/20	$1,276,000	$1,015,840
11/20	$1,367,000	$1,109,793
12/20	$1,450,000	$1,191,378
1/21	$1,518,000	$1,227,903
2/21	$1,532,000	$1,237,294
3/21	$1,423,000	$1,218,608
4/21	$1,436,000	$1,248,949
5/21	$1,433,000	$1,277,912
6/21	$1,449,000	$1,280,115
7/21	$1,256,000	$1,193,965
8/21	$1,300,000	$1,225,217
9/21	$1,242,000	$1,176,526
10/21	$1,277,000	$1,188,130
11/21	$1,177,000	$1,139,710
12/21	$1,179,000	$1,161,095
1/22	$1,094,000	$1,139,117
2/22	$1,040,000	$1,105,068
3/22	$956,000	$1,080,109
4/22	$866,000	$1,020,027
5/22	$838,000	$1,024,518
6/22	$797,000	$956,439
7/22	$823,000	$954,090
8/22	$841,000	$958,073
9/22	$770,000	$845,756
10/22	$711,000	$819,496
11/22	$834,000	$941,042
12/22	$821,000	$927,815
1/23	$897,000	$1,001,077
2/23	$852,000	$936,165
3/23	$869,000	$964,518
4/23	$844,000	$953,588
5/23	$819,000	$937,571
6/23	$850,000	$973,171
7/23	$905,000	$1,033,752
8/23	$868,000	$970,072
9/23	$828,000	$944,703
10/23	$794,000	$907,997
11/23	$844,000	$980,664
12/23	$865,000	$1,019,002
1/24	$809,000	$971,686
2/24	$859,000	$1,017,911
3/24	$883,000	$1,043,135
4/24	$916,000	$1,047,802
5/24	$941,000	$1,053,720
6/24	$932,000	$1,095,283
7/24	$915,000	$1,098,543
8/24	$959,000	$1,116,279
9/24	$1,063,000	$1,190,819
10/24	$1,060,000	$1,137,859
11/24	$1,058,000	$1,096,976
12/24	$1,010,271	$1,095,469
1/25	$1,025,379	$1,115,045
2/25	$1,031,423	$1,120,447
3/25	$1,036,459	$1,127,540
4/25	$1,065,669	$1,142,357
5/25	$1,096,894	$1,191,093
6/25	$1,143,228	$1,262,710
7/25	$1,115,025	$1,287,319
8/25	$1,137,184	$1,303,831
9/25	$1,197,619	$1,397,100
10/25	$1,175,459	$1,455,486
11/25	$1,104,952	$1,420,678
12/25	$1,093,983	$1,463,175

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 2/14/20 (Inception)
Class I	8.29%	(5.48)%	1.54%
MSCI Emerging Markets Net Index	33.57%	4.20%	6.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$62,596,157
# of Portfolio Holdings	34
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$50,575

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Poland	1.1%
Singapore	3.0%
Brazil	4.9%
Korea, Republic of	9.9%
Taiwan	10.6%
United States	12.2%
India	23.2%
China	35.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
MercadoLibre, Inc.	6.6%
Coupang, Inc.	5.4%
NU Holdings Ltd.	5.0%
Trip.com Group Ltd.	4.8%
ICICI Bank Ltd.	4.5%
Tencent Holdings Ltd.	4.5%
Meituan	4.4%
Baidu, Inc.	4.1%
Eternal Ltd.	4.1%
Total	53.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MDOEX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class R6 MDODX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$116	1.11%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Stock selection in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↓ Stock selection in financials, where exposure to a Chinese consumer finance platform was the main detractor

↓ An average underweight in information technology, where underexposure to a leading foundry provider was the top detractor

↑ Stock selection in utilities, where exposure to a Brazilian water management company was the main contributor

↑ No exposure to energy

↑ An average underweight in health care

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI Emerging Markets Net Index
2/20	$5,000,000	$5,000,000
2/20	$4,685,000	$4,547,293
3/20	$4,140,000	$3,846,907
4/20	$4,460,000	$4,199,183
5/20	$4,835,000	$4,231,435
6/20	$5,310,000	$4,542,484
7/20	$5,925,000	$4,948,409
8/20	$6,475,000	$5,057,791
9/20	$6,265,000	$4,976,668
10/20	$6,380,000	$5,079,202
11/20	$6,835,000	$5,548,965
12/20	$7,255,000	$5,956,888
1/21	$7,595,000	$6,139,513
2/21	$7,665,000	$6,186,472
3/21	$7,115,000	$6,093,040
4/21	$7,185,000	$6,244,744
5/21	$7,170,000	$6,389,561
6/21	$7,250,000	$6,400,573
7/21	$6,285,000	$5,969,824
8/21	$6,505,000	$6,126,086
9/21	$6,215,000	$5,882,631
10/21	$6,395,000	$5,940,650
11/21	$5,895,000	$5,698,550
12/21	$5,900,000	$5,805,475
1/22	$5,475,000	$5,695,583
2/22	$5,205,000	$5,525,341
3/22	$4,785,000	$5,400,547
4/22	$4,330,000	$5,100,134
5/22	$4,195,000	$5,122,590
6/22	$3,990,000	$4,782,196
7/22	$4,120,000	$4,770,448
8/22	$4,210,000	$4,790,363
9/22	$3,855,000	$4,228,778
10/22	$3,560,000	$4,097,482
11/22	$4,175,000	$4,705,211
12/22	$4,115,000	$4,639,076
1/23	$4,490,000	$5,005,384
2/23	$4,270,000	$4,680,823
3/23	$4,355,000	$4,822,592
4/23	$4,225,000	$4,767,939
5/23	$4,100,000	$4,687,856
6/23	$4,260,000	$4,865,853
7/23	$4,535,000	$5,168,759
8/23	$4,345,000	$4,850,362
9/23	$4,150,000	$4,723,515
10/23	$3,980,000	$4,539,983
11/23	$4,230,000	$4,903,319
12/23	$4,335,000	$5,095,010
1/24	$4,055,000	$4,858,430
2/24	$4,305,000	$5,089,557
3/24	$4,425,000	$5,215,675
4/24	$4,590,000	$5,239,011
5/24	$4,720,000	$5,268,602
6/24	$4,670,000	$5,476,415
7/24	$4,585,000	$5,492,713
8/24	$4,805,000	$5,581,395
9/24	$5,330,000	$5,954,093
10/24	$5,315,000	$5,689,295
11/24	$5,305,000	$5,484,878
12/24	$5,063,877	$5,477,346
1/25	$5,144,496	$5,575,227
2/25	$5,174,728	$5,602,237
3/25	$5,194,882	$5,637,701
4/25	$5,346,043	$5,711,787
5/25	$5,502,242	$5,955,465
6/25	$5,734,022	$6,313,550
7/25	$5,592,938	$6,436,594
8/25	$5,703,789	$6,519,155
9/25	$6,011,149	$6,985,500
10/25	$5,895,259	$7,277,429
11/25	$5,542,552	$7,103,391
12/25	$5,484,430	$7,315,875

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 2/14/20 (Inception)
Class R6	8.30%	(5.44)%	1.59%
MSCI Emerging Markets Net Index	33.57%	4.20%	6.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$62,596,157
# of Portfolio Holdings	34
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$50,575

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Poland	1.1%
Singapore	3.0%
Brazil	4.9%
Korea, Republic of	9.9%
Taiwan	10.6%
United States	12.2%
India	23.2%
China	35.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
MercadoLibre, Inc.	6.6%
Coupang, Inc.	5.4%
NU Holdings Ltd.	5.0%
Trip.com Group Ltd.	4.8%
ICICI Bank Ltd.	4.5%
Tencent Holdings Ltd.	4.5%
Meituan	4.4%
Baidu, Inc.	4.1%
Eternal Ltd.	4.1%
Total	53.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MDODX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio

Class A MSDQX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$159	1.35%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets ex China Net Index:

↑ Stock selection in Taiwan and the information technology (IT) sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ The underweight allocation to Saudi Arabia

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ Underweight allocation to Korea, which sharply rallied in 2025 following elections and strong demand for AI-related industries, including memory

↓ The zero allocation to Greece

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI Emerging Markets ex China Net Index
9/22	$9,479	$10,000
10/22	$9,934	$10,315
11/22	$10,938	$11,280
12/22	$10,313	$10,798
1/23	$11,156	$11,450
2/23	$10,540	$10,932
3/23	$10,749	$11,186
4/23	$10,787	$11,278
5/23	$10,910	$11,436
6/23	$11,441	$11,862
7/23	$11,829	$12,377
8/23	$11,270	$11,768
9/23	$11,024	$11,467
10/23	$10,720	$11,040
11/23	$11,725	$12,182
12/23	$12,488	$12,961
1/24	$12,237	$12,638
2/24	$12,670	$13,087
3/24	$13,183	$13,480
4/24	$13,102	$13,262
5/24	$13,273	$13,249
6/24	$14,048	$14,052
7/24	$13,998	$14,170
8/24	$13,968	$14,427
9/24	$14,109	$14,608
10/24	$13,595	$14,042
11/24	$13,364	$13,583
12/24	$13,105	$13,422
1/25	$13,158	$13,707
2/25	$12,572	$13,186
3/25	$12,658	$13,192
4/25	$13,222	$13,701
5/25	$13,957	$14,373
6/25	$14,820	$15,372
7/25	$14,799	$15,498
8/25	$14,948	$15,463
9/25	$15,897	$16,393
10/25	$17,196	$17,671
11/25	$17,015	$17,257
12/25	$17,722	$18,068

Average Annual Total Returns (%)

AATR	1 Year	Since 9/30/22 (Inception)
Class A	35.23%	21.22%
Class A, with 5.25% maximum front end sales charge	28.14%	19.24%
MSCI Emerging Markets ex China Net Index	34.61%	19.95%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$9,458,303
# of Portfolio Holdings	77
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Taiwan 29.5%
India 25.8%
Korea, Republic of 15.0%
Brazil 6.6%
South Africa 4.9%
Poland 4.3%
Mexico 2.7%
United Kingdom 2.2%
United States 1.3%
Indonesia 1.3%
Other 6.4%

Value	Value
Other	6.4%
Indonesia	1.3%
United States	1.3%
United Kingdom	2.2%
Mexico	2.7%
Poland	4.3%
South Africa	4.9%
Brazil	6.6%
Korea, Republic of	15.0%
India	25.8%
Taiwan	29.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	19.2%
Samsung Electronics Co. Ltd.	9.0%
Mahindra & Mahindra Ltd.	2.5%
HDFC Bank Ltd.	2.4%
Reliance Industries Ltd.	2.4%
Capitec Bank Holdings Ltd.	2.3%
ICICI Bank Ltd.	2.2%
Antofagasta PLC	2.2%
Hon Hai Precision Industry Co. Ltd.	2.0%
KB Financial Group, Inc.	1.8%
Total	46.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSDQX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio

Class C MSDOX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$246	2.10%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets ex China Net Index:

↑ Stock selection in Taiwan and the information technology (IT) sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ The underweight allocation to Saudi Arabia

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ Underweight allocation to Korea, which sharply rallied in 2025 following elections and strong demand for AI-related industries, including memory

↓ The zero allocation to Greece

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI Emerging Markets ex China Net Index
9/22	$10,000	$10,000
10/22	$10,470	$10,315
11/22	$11,530	$11,280
12/22	$10,860	$10,798
1/23	$11,740	$11,450
2/23	$11,090	$10,932
3/23	$11,290	$11,186
4/23	$11,330	$11,278
5/23	$11,460	$11,436
6/23	$12,000	$11,862
7/23	$12,400	$12,377
8/23	$11,810	$11,768
9/23	$11,540	$11,467
10/23	$11,220	$11,040
11/23	$12,260	$12,182
12/23	$13,056	$12,961
1/24	$12,781	$12,638
2/24	$13,224	$13,087
3/24	$13,752	$13,480
4/24	$13,657	$13,262
5/24	$13,825	$13,249
6/24	$14,627	$14,052
7/24	$14,564	$14,170
8/24	$14,522	$14,427
9/24	$14,669	$14,608
10/24	$14,121	$14,042
11/24	$13,878	$13,583
12/24	$13,602	$13,422
1/25	$13,647	$13,707
2/25	$13,026	$13,186
3/25	$13,115	$13,192
4/25	$13,680	$13,701
5/25	$14,434	$14,373
6/25	$15,310	$15,372
7/25	$15,287	$15,498
8/25	$15,420	$15,463
9/25	$16,407	$16,393
10/25	$17,726	$17,671
11/25	$17,538	$17,257
12/25	$18,253	$18,068

Average Annual Total Returns (%)

AATR	1 Year	Since 9/30/22 (Inception)
Class C	34.19%	20.33%
Class C, with 1% maximum contingent deferred sales charge	33.19%	20.33%
MSCI Emerging Markets ex China Net Index	34.61%	19.95%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$9,458,303
# of Portfolio Holdings	77
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	6.4%
Indonesia	1.3%
United States	1.3%
United Kingdom	2.2%
Mexico	2.7%
Poland	4.3%
South Africa	4.9%
Brazil	6.6%
Korea, Republic of	15.0%
India	25.8%
Taiwan	29.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	19.2%
Samsung Electronics Co. Ltd.	9.0%
Mahindra & Mahindra Ltd.	2.5%
HDFC Bank Ltd.	2.4%
Reliance Industries Ltd.	2.4%
Capitec Bank Holdings Ltd.	2.3%
ICICI Bank Ltd.	2.2%
Antofagasta PLC	2.2%
Hon Hai Precision Industry Co. Ltd.	2.0%
KB Financial Group, Inc.	1.8%
Total	46.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSDOX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio

Class I MSDUX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$116	0.98%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets ex China Net Index:

↑ Stock selection in Taiwan and the information technology (IT) sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ The underweight allocation to Saudi Arabia

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ Underweight allocation to Korea, which sharply rallied in 2025 following elections and strong demand for AI-related industries, including memory

↓ The zero allocation to Greece

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets ex China Net Index
9/22	$1,000,000	$1,000,000
10/22	$1,048,000	$1,031,450
11/22	$1,155,000	$1,127,979
12/22	$1,089,000	$1,079,771
1/23	$1,178,000	$1,145,006
2/23	$1,114,000	$1,093,201
3/23	$1,136,000	$1,118,592
4/23	$1,141,000	$1,127,759
5/23	$1,154,000	$1,143,647
6/23	$1,210,000	$1,186,244
7/23	$1,251,000	$1,237,685
8/23	$1,193,000	$1,176,768
9/23	$1,167,000	$1,146,687
10/23	$1,136,000	$1,103,985
11/23	$1,242,000	$1,218,155
12/23	$1,323,941	$1,296,060
1/24	$1,297,313	$1,263,820
2/24	$1,343,113	$1,308,724
3/24	$1,398,499	$1,348,031
4/24	$1,389,978	$1,326,236
5/24	$1,408,085	$1,324,854
6/24	$1,492,229	$1,405,207
7/24	$1,486,904	$1,417,009
8/24	$1,483,709	$1,442,715
9/24	$1,499,685	$1,460,844
10/24	$1,445,364	$1,404,181
11/24	$1,420,867	$1,358,278
12/24	$1,394,275	$1,342,211
1/25	$1,401,065	$1,370,687
2/25	$1,337,689	$1,318,598
3/25	$1,347,875	$1,319,155
4/25	$1,408,987	$1,370,068
5/25	$1,487,076	$1,437,287
6/25	$1,578,745	$1,537,217
7/25	$1,577,613	$1,549,762
8/25	$1,593,457	$1,546,253
9/25	$1,696,443	$1,639,287
10/25	$1,835,645	$1,767,135
11/25	$1,816,405	$1,725,684
12/25	$1,892,984	$1,806,806

Average Annual Total Returns (%)

AATR	1 Year	Since 9/30/22 (Inception)
Class I	35.77%	21.68%
MSCI Emerging Markets ex China Net Index	34.61%	19.95%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$9,458,303
# of Portfolio Holdings	77
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	6.4%
Indonesia	1.3%
United States	1.3%
United Kingdom	2.2%
Mexico	2.7%
Poland	4.3%
South Africa	4.9%
Brazil	6.6%
Korea, Republic of	15.0%
India	25.8%
Taiwan	29.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	19.2%
Samsung Electronics Co. Ltd.	9.0%
Mahindra & Mahindra Ltd.	2.5%
HDFC Bank Ltd.	2.4%
Reliance Industries Ltd.	2.4%
Capitec Bank Holdings Ltd.	2.3%
ICICI Bank Ltd.	2.2%
Antofagasta PLC	2.2%
Hon Hai Precision Industry Co. Ltd.	2.0%
KB Financial Group, Inc.	1.8%
Total	46.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSDUX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio

Class R6 MSDMX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$112	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets ex China Net Index:

↑ Stock selection in Taiwan and the information technology (IT) sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ The underweight allocation to Saudi Arabia

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ Underweight allocation to Korea, which sharply rallied in 2025 following elections and strong demand for AI-related industries, including memory

↓ The zero allocation to Greece

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI Emerging Markets ex China Net Index
9/22	$5,000,000	$5,000,000
10/22	$5,240,000	$5,157,250
11/22	$5,775,000	$5,639,894
12/22	$5,445,000	$5,398,856
1/23	$5,890,000	$5,725,032
2/23	$5,570,000	$5,466,004
3/23	$5,680,000	$5,592,959
4/23	$5,705,000	$5,638,794
5/23	$5,775,000	$5,718,234
6/23	$6,050,000	$5,931,222
7/23	$6,260,000	$6,188,423
8/23	$5,965,000	$5,883,839
9/23	$5,835,000	$5,733,436
10/23	$5,680,000	$5,519,923
11/23	$6,215,000	$6,090,776
12/23	$6,621,870	$6,480,302
1/24	$6,488,686	$6,319,102
2/24	$6,717,761	$6,543,618
3/24	$6,994,783	$6,740,156
4/24	$6,952,164	$6,631,180
5/24	$7,048,056	$6,624,272
6/24	$7,463,587	$7,026,033
7/24	$7,436,951	$7,085,046
8/24	$7,420,969	$7,213,573
9/24	$7,500,879	$7,304,219
10/24	$7,229,185	$7,020,904
11/24	$7,111,984	$6,791,388
12/24	$6,975,438	$6,711,054
1/25	$7,009,409	$6,853,433
2/25	$6,692,344	$6,592,990
3/25	$6,748,962	$6,595,775
4/25	$7,049,042	$6,850,342
5/25	$7,439,712	$7,186,435
6/25	$7,903,986	$7,686,087
7/25	$7,898,324	$7,748,811
8/25	$7,977,591	$7,731,265
9/25	$8,487,160	$8,196,436
10/25	$9,183,571	$8,835,677
11/25	$9,092,981	$8,628,421
12/25	$9,472,720	$9,034,029

Average Annual Total Returns (%)

AATR	1 Year	Since 9/30/22 (Inception)
Class R6	35.80%	21.71%
MSCI Emerging Markets ex China Net Index	34.61%	19.95%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$9,458,303
# of Portfolio Holdings	77
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	6.4%
Indonesia	1.3%
United States	1.3%
United Kingdom	2.2%
Mexico	2.7%
Poland	4.3%
South Africa	4.9%
Brazil	6.6%
Korea, Republic of	15.0%
India	25.8%
Taiwan	29.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	19.2%
Samsung Electronics Co. Ltd.	9.0%
Mahindra & Mahindra Ltd.	2.5%
HDFC Bank Ltd.	2.4%
Reliance Industries Ltd.	2.4%
Capitec Bank Holdings Ltd.	2.3%
ICICI Bank Ltd.	2.2%
Antofagasta PLC	2.2%
Hon Hai Precision Industry Co. Ltd.	2.0%
KB Financial Group, Inc.	1.8%
Total	46.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSDMX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class A MELAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.34%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Overweight to and stock selection in India

↓ Stock selection in and underweight to tech-heavy markets Korea and Taiwan

↓ Stock selection in and underweight to the information technology sector

↑ Overweight to Brazil

↑ Overweight to Mexico, led by overweight selection to a Mexican bank

↑ Zero exposure to Saudi Arabia and Thailand

↑ Zero exposure to the energy sector and underweight to the utilities sector

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI Emerging Markets Net Index
12/15	$9,477	$10,000
1/16	$9,106	$9,351
2/16	$9,025	$9,336
3/16	$9,899	$10,571
4/16	$9,950	$10,629
5/16	$9,849	$10,232
6/16	$10,121	$10,641
7/16	$10,451	$11,177
8/16	$10,491	$11,455
9/16	$10,843	$11,602
10/16	$10,431	$11,630
11/16	$9,727	$11,094
12/16	$9,727	$11,119
1/17	$10,099	$11,727
2/17	$10,371	$12,086
3/17	$10,783	$12,391
4/17	$11,145	$12,663
5/17	$11,417	$13,037
6/17	$11,427	$13,168
7/17	$11,920	$13,953
8/17	$12,030	$14,264
9/17	$11,739	$14,208
10/17	$11,739	$14,706
11/17	$11,930	$14,735
12/17	$12,203	$15,264
1/18	$12,679	$16,536
2/18	$12,112	$15,774
3/18	$12,193	$15,480
4/18	$11,930	$15,412
5/18	$11,444	$14,866
6/18	$11,363	$14,248
7/18	$11,582	$14,561
8/18	$11,490	$14,167
9/18	$10,821	$14,092
10/18	$9,836	$12,865
11/18	$10,628	$13,395
12/18	$10,445	$13,040
1/19	$10,912	$14,182
2/19	$10,922	$14,214
3/19	$11,298	$14,333
4/19	$11,521	$14,635
5/19	$11,206	$13,573
6/19	$12,039	$14,420
7/19	$12,130	$14,244
8/19	$11,693	$13,549
9/19	$11,957	$13,808
10/19	$12,353	$14,390
11/19	$12,678	$14,370
12/19	$13,169	$15,443
1/20	$13,369	$14,723
2/20	$13,169	$13,946
3/20	$10,573	$11,798
4/20	$11,751	$12,879
5/20	$12,633	$12,978
6/20	$13,989	$13,932
7/20	$15,576	$15,177
8/20	$17,016	$15,512
9/20	$16,901	$15,263
10/20	$17,731	$15,578
11/20	$19,371	$17,018
12/20	$20,914	$18,270
1/21	$21,615	$18,830
2/21	$21,900	$18,974
3/21	$20,367	$18,687
4/21	$21,605	$19,152
5/21	$21,572	$19,597
6/21	$22,897	$19,630
7/21	$21,363	$18,309
8/21	$23,226	$18,788
9/21	$22,273	$18,042
10/21	$22,536	$18,220
11/21	$21,736	$17,477
12/21	$21,240	$17,805
1/22	$19,047	$17,468
2/22	$18,224	$16,946
3/22	$17,544	$16,563
4/22	$15,735	$15,642
5/22	$15,362	$15,711
6/22	$14,507	$14,667
7/22	$15,297	$14,631
8/22	$15,231	$14,692
9/22	$13,729	$12,969
10/22	$13,257	$12,567
11/22	$14,376	$14,431
12/22	$14,079	$14,228
1/23	$14,836	$15,351
2/23	$14,288	$14,356
3/23	$14,255	$14,791
4/23	$14,145	$14,623
5/23	$14,288	$14,377
6/23	$14,891	$14,923
7/23	$15,231	$15,852
8/23	$14,639	$14,876
9/23	$14,288	$14,487
10/23	$13,663	$13,924
11/23	$15,033	$15,038
12/23	$15,746	$15,626
1/24	$15,001	$14,901
2/24	$15,439	$15,609
3/24	$16,042	$15,996
4/24	$15,790	$16,068
5/24	$16,097	$16,159
6/24	$17,062	$16,796
7/24	$17,051	$16,846
8/24	$17,654	$17,118
9/24	$17,599	$18,261
10/24	$17,150	$17,449
11/24	$16,799	$16,822
12/24	$16,042	$16,799
1/25	$15,922	$17,099
2/25	$14,825	$17,182
3/25	$15,033	$17,291
4/25	$16,240	$17,518
5/25	$16,733	$18,265
6/25	$17,369	$19,363
7/25	$16,470	$19,741
8/25	$17,040	$19,994
9/25	$17,512	$21,424
10/25	$17,654	$22,320
11/25	$17,972	$21,786
12/25	$17,665	$22,438

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	10.12%	(3.32)%	6.42%
Class A, with 5.25% maximum front end sales charge	4.34%	(4.36)%	5.86%
MSCI Emerging Markets Net Index	33.57%	4.20%	8.42%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$123,810,216
# of Portfolio Holdings	36
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$645,705

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

India 36.3%
Brazil 20.9%
Taiwan 14.5%
United States 11.5%
Mexico 4.9%
Singapore 4.3%
China 3.0%
South Africa 2.0%
Thailand 2.0%
Greece 0.4%
Other 0.2%

Value	Value
Other	0.2%
Greece	0.4%
Thailand	2.0%
South Africa	2.0%
China	3.0%
Singapore	4.3%
Mexico	4.9%
United States	11.5%
Taiwan	14.5%
Brazil	20.9%
India	36.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Localiza Rent a Car SA	7.3%
NU Holdings Ltd.	4.9%
Grupo Financiero Banorte SAB de CV	4.9%
Varun Beverages Ltd.	4.6%
Bharti Airtel Ltd.	4.4%
Sea Ltd.	4.3%
XP, Inc.	3.8%
Raia Drogasil SA	3.7%
MercadoLibre, Inc.	3.6%
Total	53.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MELAX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class C MEMLX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.09%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Overweight to and stock selection in India

↓ Stock selection in and underweight to tech-heavy markets Korea and Taiwan

↓ Stock selection in and underweight to the information technology sector

↑ Overweight to Brazil

↑ Overweight to Mexico, led by overweight selection to a Mexican bank

↑ Zero exposure to Saudi Arabia and Thailand

↑ Zero exposure to the energy sector and underweight to the utilities sector

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI Emerging Markets Net Index
12/15	$10,000	$10,000
1/16	$9,607	$9,351
2/16	$9,522	$9,336
3/16	$10,435	$10,571
4/16	$10,478	$10,629
5/16	$10,372	$10,232
6/16	$10,648	$10,641
7/16	$10,986	$11,177
8/16	$11,018	$11,455
9/16	$11,379	$11,602
10/16	$10,954	$11,630
11/16	$10,200	$11,094
12/16	$10,189	$11,119
1/17	$10,582	$11,727
2/17	$10,859	$12,086
3/17	$11,273	$12,391
4/17	$11,655	$12,663
5/17	$11,921	$13,037
6/17	$11,932	$13,168
7/17	$12,442	$13,953
8/17	$12,548	$14,264
9/17	$12,229	$14,208
10/17	$12,229	$14,706
11/17	$12,420	$14,735
12/17	$12,688	$15,264
1/18	$13,179	$16,536
2/18	$12,582	$15,774
3/18	$12,656	$15,480
4/18	$12,379	$15,412
5/18	$11,867	$14,866
6/18	$11,782	$14,248
7/18	$11,991	$14,561
8/18	$11,884	$14,167
9/18	$11,189	$14,092
10/18	$10,162	$12,865
11/18	$10,975	$13,395
12/18	$10,782	$13,040
1/19	$11,264	$14,182
2/19	$11,264	$14,214
3/19	$11,649	$14,333
4/19	$11,863	$14,635
5/19	$11,531	$13,573
6/19	$12,376	$14,420
7/19	$12,472	$14,244
8/19	$12,012	$13,549
9/19	$12,269	$13,808
10/19	$12,676	$14,390
11/19	$12,997	$14,370
12/19	$13,493	$15,443
1/20	$13,681	$14,723
2/20	$13,482	$13,946
3/20	$10,810	$11,798
4/20	$12,007	$12,879
5/20	$12,905	$12,978
6/20	$14,280	$13,932
7/20	$15,887	$15,177
8/20	$17,351	$15,512
9/20	$17,218	$15,263
10/20	$18,049	$15,578
11/20	$19,712	$17,018
12/20	$21,263	$18,270
1/21	$21,969	$18,830
2/21	$22,236	$18,974
3/21	$20,673	$18,687
4/21	$21,912	$19,152
5/21	$21,854	$19,597
6/21	$23,196	$19,630
7/21	$21,622	$18,309
8/21	$23,497	$18,788
9/21	$22,513	$18,042
10/21	$22,768	$18,220
11/21	$21,946	$17,477
12/21	$21,422	$17,805
1/22	$19,198	$17,468
2/22	$18,363	$16,946
3/22	$17,668	$16,563
4/22	$15,826	$15,642
5/22	$15,444	$15,711
6/22	$14,575	$14,667
7/22	$15,374	$14,631
8/22	$15,293	$14,692
9/22	$13,764	$12,969
10/22	$13,289	$12,567
11/22	$14,401	$14,431
12/22	$14,100	$14,228
1/23	$14,841	$15,351
2/23	$14,297	$14,356
3/23	$14,250	$14,791
4/23	$14,135	$14,623
5/23	$14,262	$14,377
6/23	$14,853	$14,923
7/23	$15,177	$15,852
8/23	$14,586	$14,876
9/23	$14,227	$14,487
10/23	$13,602	$13,924
11/23	$14,946	$15,038
12/23	$15,652	$15,626
1/24	$14,911	$14,901
2/24	$15,347	$15,609
3/24	$15,947	$15,996
4/24	$15,696	$16,068
5/24	$16,001	$16,159
6/24	$16,960	$16,796
7/24	$16,949	$16,846
8/24	$17,549	$17,118
9/24	$17,494	$18,261
10/24	$17,048	$17,449
11/24	$16,699	$16,822
12/24	$15,947	$16,799
1/25	$15,827	$17,099
2/25	$14,737	$17,182
3/25	$14,944	$17,291
4/25	$16,143	$17,518
5/25	$16,633	$18,265
6/25	$17,266	$19,363
7/25	$16,372	$19,741
8/25	$16,939	$19,994
9/25	$17,407	$21,424
10/25	$17,549	$22,320
11/25	$17,865	$21,786
12/25	$17,560	$22,438

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	9.30%	(4.04)%	5.79%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	8.30%	(4.04)%	5.79%
MSCI Emerging Markets Net Index	33.57%	4.20%	8.42%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$123,810,216
# of Portfolio Holdings	36
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$645,705

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	0.2%
Greece	0.4%
Thailand	2.0%
South Africa	2.0%
China	3.0%
Singapore	4.3%
Mexico	4.9%
United States	11.5%
Taiwan	14.5%
Brazil	20.9%
India	36.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Localiza Rent a Car SA	7.3%
NU Holdings Ltd.	4.9%
Grupo Financiero Banorte SAB de CV	4.9%
Varun Beverages Ltd.	4.6%
Bharti Airtel Ltd.	4.4%
Sea Ltd.	4.3%
XP, Inc.	3.8%
Raia Drogasil SA	3.7%
MercadoLibre, Inc.	3.6%
Total	53.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MEMLX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class I MELIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.98%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Overweight to and stock selection in India

↓ Stock selection in and underweight to tech-heavy markets Korea and Taiwan

↓ Stock selection in and underweight to the information technology sector

↑ Overweight to Brazil

↑ Overweight to Mexico, led by overweight selection to a Mexican bank

↑ Zero exposure to Saudi Arabia and Thailand

↑ Zero exposure to the energy sector and underweight to the utilities sector

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets Net Index
12/15	$1,000,000	$1,000,000
1/16	$960,847	$935,126
2/16	$953,439	$933,596
3/16	$1,045,503	$1,057,136
4/16	$1,051,852	$1,062,881
5/16	$1,041,270	$1,023,234
6/16	$1,070,899	$1,064,130
7/16	$1,105,703	$1,117,678
8/16	$1,109,940	$1,145,455
9/16	$1,148,067	$1,160,184
10/16	$1,105,703	$1,162,950
11/16	$1,030,507	$1,109,419
12/16	$1,030,846	$1,111,868
1/17	$1,071,105	$1,172,713
2/17	$1,099,710	$1,208,612
3/17	$1,144,207	$1,239,122
4/17	$1,183,407	$1,266,250
5/17	$1,212,012	$1,303,686
6/17	$1,214,131	$1,316,810
7/17	$1,267,104	$1,395,304
8/17	$1,278,758	$1,426,427
9/17	$1,248,034	$1,420,755
10/17	$1,249,093	$1,470,561
11/17	$1,270,282	$1,473,513
12/17	$1,298,925	$1,526,408
1/18	$1,350,283	$1,653,627
2/18	$1,290,365	$1,577,363
3/18	$1,298,925	$1,548,035
4/18	$1,271,106	$1,541,186
5/18	$1,220,818	$1,486,575
6/18	$1,212,258	$1,424,813
7/18	$1,235,384	$1,456,112
8/18	$1,225,724	$1,416,740
9/18	$1,154,886	$1,409,221
10/18	$1,049,701	$1,286,502
11/18	$1,135,566	$1,339,519
12/18	$1,115,576	$1,304,033
1/19	$1,166,088	$1,418,211
2/19	$1,168,238	$1,421,399
3/19	$1,209,078	$1,433,329
4/19	$1,232,722	$1,463,503
5/19	$1,199,405	$1,357,309
6/19	$1,288,608	$1,442,021
7/19	$1,299,355	$1,424,388
8/19	$1,252,067	$1,354,939
9/19	$1,281,085	$1,380,805
10/19	$1,324,074	$1,439,029
11/19	$1,359,541	$1,437,049
12/19	$1,412,630	$1,544,260
1/20	$1,433,763	$1,472,275
2/20	$1,413,742	$1,394,637
3/20	$1,134,553	$1,179,831
4/20	$1,262,468	$1,287,873
5/20	$1,357,014	$1,297,765
6/20	$1,503,839	$1,393,162
7/20	$1,674,022	$1,517,658
8/20	$1,829,745	$1,551,205
9/20	$1,818,622	$1,526,325
10/20	$1,907,606	$1,557,772
11/20	$2,084,463	$1,701,846
12/20	$2,251,177	$1,826,955
1/21	$2,327,645	$1,882,965
2/21	$2,357,769	$1,897,367
3/21	$2,194,405	$1,868,712
4/21	$2,327,645	$1,915,239
5/21	$2,324,169	$1,959,654
6/21	$2,468,995	$1,963,031
7/21	$2,304,473	$1,830,922
8/21	$2,504,912	$1,878,847
9/21	$2,402,955	$1,804,180
10/21	$2,431,920	$1,821,975
11/21	$2,346,183	$1,747,723
12/21	$2,292,549	$1,780,517
1/22	$2,055,989	$1,746,813
2/22	$1,967,858	$1,694,601
3/22	$1,895,963	$1,656,327
4/22	$1,699,988	$1,564,192
5/22	$1,660,562	$1,571,078
6/22	$1,568,952	$1,466,681
7/22	$1,654,764	$1,463,078
8/22	$1,647,806	$1,469,186
9/22	$1,485,461	$1,296,950
10/22	$1,435,597	$1,256,682
11/22	$1,556,197	$1,443,070
12/22	$1,524,887	$1,422,787
1/23	$1,606,060	$1,535,132
2/23	$1,548,079	$1,435,590
3/23	$1,544,601	$1,479,070
4/23	$1,534,164	$1,462,309
5/23	$1,549,239	$1,437,747
6/23	$1,614,177	$1,492,338
7/23	$1,651,285	$1,585,239
8/23	$1,587,506	$1,487,587
9/23	$1,550,399	$1,448,684
10/23	$1,484,301	$1,392,395
11/23	$1,632,731	$1,503,829
12/23	$1,710,425	$1,562,620
1/24	$1,630,412	$1,490,062
2/24	$1,677,956	$1,560,948
3/24	$1,744,054	$1,599,627
4/24	$1,717,383	$1,606,784
5/24	$1,751,011	$1,615,860
6/24	$1,856,536	$1,679,595
7/24	$1,856,536	$1,684,594
8/24	$1,922,634	$1,711,792
9/24	$1,916,836	$1,826,097
10/24	$1,868,132	$1,744,885
11/24	$1,829,865	$1,682,191
12/24	$1,748,692	$1,679,881
1/25	$1,735,936	$1,709,901
2/25	$1,616,496	$1,718,184
3/25	$1,640,848	$1,729,061
4/25	$1,773,044	$1,751,783
5/25	$1,827,546	$1,826,518
6/25	$1,897,122	$1,936,342
7/25	$1,798,555	$1,974,079
8/25	$1,862,334	$1,999,400
9/25	$1,915,676	$2,142,426
10/25	$1,931,910	$2,231,959
11/25	$1,967,858	$2,178,583
12/25	$1,934,230	$2,243,751

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	10.61%	(2.99)%	6.82%
MSCI Emerging Markets Net Index	33.57%	4.20%	8.42%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$123,810,216
# of Portfolio Holdings	36
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$645,705

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	0.2%
Greece	0.4%
Thailand	2.0%
South Africa	2.0%
China	3.0%
Singapore	4.3%
Mexico	4.9%
United States	11.5%
Taiwan	14.5%
Brazil	20.9%
India	36.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Localiza Rent a Car SA	7.3%
NU Holdings Ltd.	4.9%
Grupo Financiero Banorte SAB de CV	4.9%
Varun Beverages Ltd.	4.6%
Bharti Airtel Ltd.	4.4%
Sea Ltd.	4.3%
XP, Inc.	3.8%
Raia Drogasil SA	3.7%
MercadoLibre, Inc.	3.6%
Total	53.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MELIX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class IR MSIWX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$98	0.93%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Overweight to and stock selection in India

↓ Stock selection in and underweight to tech-heavy markets Korea and Taiwan

↓ Stock selection in and underweight to the information technology sector

↑ Overweight to Brazil

↑ Overweight to Mexico, led by overweight selection to a Mexican bank

↑ Zero exposure to Saudi Arabia and Thailand

↑ Zero exposure to the energy sector and underweight to the utilities sector

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class IR	MSCI Emerging Markets Net Index
4/21	$5,000,000	$5,000,000
4/21	$5,193,598	$5,099,946
5/21	$5,185,854	$5,218,216
6/21	$5,508,518	$5,227,209
7/21	$5,141,972	$4,875,426
8/21	$5,588,539	$5,003,041
9/21	$5,363,965	$4,804,217
10/21	$5,428,498	$4,851,600
11/21	$5,237,481	$4,653,882
12/21	$5,117,990	$4,741,205
1/22	$4,590,948	$4,651,459
2/22	$4,394,599	$4,512,426
3/22	$4,231,836	$4,410,509
4/22	$3,797,802	$4,165,169
5/22	$3,707,378	$4,183,508
6/22	$3,503,278	$3,905,515
7/22	$3,697,044	$3,895,921
8/22	$3,689,293	$3,912,185
9/22	$3,317,264	$3,453,551
10/22	$3,206,171	$3,346,324
11/22	$3,477,443	$3,842,643
12/22	$3,405,104	$3,788,633
1/23	$3,588,535	$4,087,789
2/23	$3,456,775	$3,822,727
3/23	$3,451,608	$3,938,506
4/23	$3,425,772	$3,893,873
5/23	$3,461,942	$3,828,470
6/23	$3,606,620	$3,973,837
7/23	$3,689,293	$4,221,213
8/23	$3,547,199	$3,961,186
9/23	$3,464,525	$3,857,592
10/23	$3,314,680	$3,707,706
11/23	$3,647,957	$4,004,434
12/23	$3,823,637	$4,160,984
1/24	$3,642,789	$3,967,774
2/24	$3,748,715	$4,156,531
3/24	$3,895,976	$4,259,528
4/24	$3,839,138	$4,278,587
5/24	$3,914,061	$4,302,753
6/24	$4,149,163	$4,472,469
7/24	$4,149,163	$4,485,779
8/24	$4,296,425	$4,558,204
9/24	$4,283,507	$4,862,578
10/24	$4,177,582	$4,646,324
11/24	$4,092,325	$4,479,380
12/24	$3,908,894	$4,473,229
1/25	$3,880,475	$4,553,167
2/25	$3,614,371	$4,575,225
3/25	$3,668,625	$4,604,188
4/25	$3,963,148	$4,664,692
5/25	$4,084,575	$4,863,699
6/25	$4,242,170	$5,156,139
7/25	$4,022,570	$5,256,627
8/25	$4,164,664	$5,324,052
9/25	$4,280,924	$5,704,906
10/25	$4,317,093	$5,943,318
11/25	$4,397,183	$5,801,185
12/25	$4,324,844	$5,974,716

Average Annual Total Returns (%)

AATR	1 Year	Since 4/12/21 (Inception)
Class IR	10.64%	(3.03)%
MSCI Emerging Markets Net Index	33.57%	3.85%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$123,810,216
# of Portfolio Holdings	36
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$645,705

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	0.2%
Greece	0.4%
Thailand	2.0%
South Africa	2.0%
China	3.0%
Singapore	4.3%
Mexico	4.9%
United States	11.5%
Taiwan	14.5%
Brazil	20.9%
India	36.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Localiza Rent a Car SA	7.3%
NU Holdings Ltd.	4.9%
Grupo Financiero Banorte SAB de CV	4.9%
Varun Beverages Ltd.	4.6%
Bharti Airtel Ltd.	4.4%
Sea Ltd.	4.3%
XP, Inc.	3.8%
Raia Drogasil SA	3.7%
MercadoLibre, Inc.	3.6%
Total	53.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSIWX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class R6 MELSX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$99	0.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↓ Overweight to and stock selection in India

↓ Stock selection in and underweight to tech-heavy markets Korea and Taiwan

↓ Stock selection in and underweight to the information technology sector

↑ Overweight to Brazil

↑ Overweight to Mexico, led by overweight selection to a Mexican bank

↑ Zero exposure to Saudi Arabia and Thailand

↑ Zero exposure to the energy sector and underweight to the utilities sector

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI Emerging Markets Net Index
12/15	$5,000,000	$5,000,000
1/16	$4,809,524	$4,675,629
2/16	$4,772,487	$4,667,979
3/16	$5,232,804	$5,285,680
4/16	$5,259,259	$5,314,407
5/16	$5,211,640	$5,116,169
6/16	$5,354,497	$5,320,648
7/16	$5,528,516	$5,588,392
8/16	$5,549,698	$5,727,276
9/16	$5,740,337	$5,800,920
10/16	$5,528,516	$5,814,752
11/16	$5,157,830	$5,547,093
12/16	$5,154,736	$5,559,342
1/17	$5,356,051	$5,863,566
2/17	$5,504,389	$6,043,061
3/17	$5,721,598	$6,195,608
4/17	$5,917,616	$6,331,251
5/17	$6,060,655	$6,518,431
6/17	$6,071,251	$6,584,049
7/17	$6,336,140	$6,976,521
8/17	$6,394,415	$7,132,135
9/17	$6,240,780	$7,103,776
10/17	$6,246,078	$7,352,805
11/17	$6,352,033	$7,367,564
12/17	$6,496,117	$7,632,039
1/18	$6,752,966	$8,268,137
2/18	$6,453,309	$7,886,816
3/18	$6,496,117	$7,740,174
4/18	$6,356,991	$7,705,929
5/18	$6,105,494	$7,432,877
6/18	$6,062,686	$7,124,063
7/18	$6,178,342	$7,280,559
8/18	$6,135,399	$7,083,699
9/18	$5,781,124	$7,046,104
10/18	$5,255,080	$6,432,511
11/18	$5,679,136	$6,697,593
12/18	$5,584,664	$6,520,165
1/19	$5,837,534	$7,091,055
2/19	$5,848,294	$7,106,997
3/19	$6,052,742	$7,166,645
4/19	$6,171,107	$7,317,516
5/19	$6,004,320	$6,786,547
6/19	$6,450,878	$7,210,103
7/19	$6,504,680	$7,121,938
8/19	$6,273,331	$6,774,696
9/19	$6,413,217	$6,904,023
10/19	$6,633,806	$7,195,144
11/19	$6,805,972	$7,185,244
12/19	$7,077,309	$7,721,301
1/20	$7,183,107	$7,361,375
2/20	$7,082,877	$6,973,187
3/20	$5,685,234	$5,899,157
4/20	$6,320,020	$6,439,365
5/20	$6,798,894	$6,488,824
6/20	$7,533,909	$6,965,812
7/20	$8,391,428	$7,588,289
8/20	$9,170,990	$7,756,025
9/20	$9,109,738	$7,631,624
10/20	$9,560,771	$7,788,858
11/20	$10,446,130	$8,509,230
12/20	$11,280,700	$9,134,773
1/21	$11,669,290	$9,414,825
2/21	$11,820,086	$9,486,836
3/21	$10,996,508	$9,343,560
4/21	$11,669,290	$9,576,194
5/21	$11,651,890	$9,798,269
6/21	$12,376,871	$9,815,155
7/21	$11,547,493	$9,154,610
8/21	$12,556,666	$9,394,235
9/21	$12,052,080	$9,020,901
10/21	$12,197,076	$9,109,873
11/21	$11,767,887	$8,738,616
12/21	$11,499,409	$8,902,583
1/22	$10,315,219	$8,734,066
2/22	$9,874,051	$8,473,003
3/22	$9,508,345	$8,281,635
4/22	$8,533,130	$7,820,958
5/22	$8,329,960	$7,855,392
6/22	$7,871,377	$7,333,405
7/22	$8,306,741	$7,315,390
8/22	$8,277,717	$7,345,929
9/22	$7,459,233	$6,484,750
10/22	$7,203,819	$6,283,409
11/22	$7,813,329	$7,215,350
12/22	$7,656,598	$7,113,934
1/23	$8,068,742	$7,675,660
2/23	$7,772,695	$7,177,952
3/23	$7,761,085	$7,395,352
4/23	$7,703,036	$7,311,543
5/23	$7,784,304	$7,188,737
6/23	$8,109,376	$7,461,692
7/23	$8,295,131	$7,926,193
8/23	$7,975,864	$7,437,937
9/23	$7,790,109	$7,243,419
10/23	$7,453,428	$6,961,977
11/23	$8,202,254	$7,519,145
12/23	$8,596,983	$7,813,100
1/24	$8,190,644	$7,450,309
2/24	$8,428,643	$7,804,738
3/24	$8,759,519	$7,998,137
4/24	$8,631,813	$8,033,922
5/24	$8,800,153	$8,079,300
6/24	$9,328,395	$8,397,976
7/24	$9,328,395	$8,422,969
8/24	$9,665,076	$8,558,961
9/24	$9,636,052	$9,130,487
10/24	$9,392,248	$8,724,424
11/24	$9,200,688	$8,410,954
12/24	$8,788,544	$8,399,404
1/25	$8,724,690	$8,549,503
2/25	$8,126,791	$8,590,922
3/25	$8,248,692	$8,645,306
4/25	$8,916,250	$8,758,915
5/25	$9,189,078	$9,132,591
6/25	$9,537,369	$9,681,708
7/25	$9,043,957	$9,870,393
8/25	$9,363,224	$9,996,998
9/25	$9,630,247	$10,712,129
10/25	$9,705,710	$11,159,797
11/25	$9,885,660	$10,892,913
12/25	$9,723,124	$11,218,754

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	10.63%	(2.93)%	6.88%
MSCI Emerging Markets Net Index	33.57%	4.20%	8.42%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$123,810,216
# of Portfolio Holdings	36
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$645,705

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	0.2%
Greece	0.4%
Thailand	2.0%
South Africa	2.0%
China	3.0%
Singapore	4.3%
Mexico	4.9%
United States	11.5%
Taiwan	14.5%
Brazil	20.9%
India	36.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Localiza Rent a Car SA	7.3%
NU Holdings Ltd.	4.9%
Grupo Financiero Banorte SAB de CV	4.9%
Varun Beverages Ltd.	4.6%
Bharti Airtel Ltd.	4.4%
Sea Ltd.	4.3%
XP, Inc.	3.8%
Raia Drogasil SA	3.7%
MercadoLibre, Inc.	3.6%
Total	53.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MELSX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class A MMKBX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156	1.35%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ The underweight to and stock selection in China

↓ The overweight allocation to India, as the equity market underperformed amid a cyclical slowdown, tariffs and investor flows into global AI plays, which India has less exposure to

↑ Stock selection in Taiwan and the information technology sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↑ The underweight allocation to Saudi Arabia

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI Emerging Markets Index
12/15	$9,477	$10,000
1/16	$8,914	$9,351
2/16	$8,854	$9,336
3/16	$9,901	$10,571
4/16	$9,911	$10,629
5/16	$9,793	$10,232
6/16	$10,084	$10,641
7/16	$10,569	$11,177
8/16	$10,777	$11,455
9/16	$10,959	$11,602
10/16	$10,871	$11,630
11/16	$10,061	$11,094
12/16	$10,080	$11,119
1/17	$10,621	$11,727
2/17	$10,874	$12,086
3/17	$11,212	$12,391
4/17	$11,614	$12,663
5/17	$11,976	$13,037
6/17	$12,061	$13,168
7/17	$12,693	$13,953
8/17	$12,917	$14,264
9/17	$12,887	$14,208
10/17	$13,126	$14,706
11/17	$13,165	$14,735
12/17	$13,562	$15,264
1/18	$14,633	$16,536
2/18	$13,906	$15,774
3/18	$13,806	$15,480
4/18	$13,417	$15,412
5/18	$12,765	$14,866
6/18	$12,292	$14,248
7/18	$12,552	$14,561
8/18	$12,188	$14,167
9/18	$11,934	$14,092
10/18	$11,092	$12,865
11/18	$11,496	$13,395
12/18	$11,178	$13,040
1/19	$12,057	$14,182
2/19	$11,910	$14,214
3/19	$11,981	$14,333
4/19	$12,301	$14,635
5/19	$11,615	$13,573
6/19	$12,255	$14,420
7/19	$12,174	$14,244
8/19	$11,747	$13,549
9/19	$11,986	$13,808
10/19	$12,499	$14,390
11/19	$12,413	$14,370
12/19	$13,311	$15,443
1/20	$12,630	$14,723
2/20	$12,081	$13,946
3/20	$9,742	$11,798
4/20	$10,499	$12,879
5/20	$10,834	$12,978
6/20	$11,671	$13,932
7/20	$12,878	$15,177
8/20	$13,068	$15,512
9/20	$12,953	$15,263
10/20	$12,970	$15,578
11/20	$14,102	$17,018
12/20	$15,203	$18,270
1/21	$15,616	$18,830
2/21	$15,773	$18,974
3/21	$15,552	$18,687
4/21	$16,000	$19,152
5/21	$16,384	$19,597
6/21	$16,570	$19,630
7/21	$15,767	$18,309
8/21	$16,454	$18,788
9/21	$15,639	$18,042
10/21	$15,988	$18,220
11/21	$15,116	$17,477
12/21	$15,694	$17,805
1/22	$15,185	$17,468
2/22	$14,041	$16,946
3/22	$13,755	$16,563
4/22	$12,560	$15,642
5/22	$12,782	$15,711
6/22	$11,556	$14,667
7/22	$11,892	$14,631
8/22	$11,715	$14,692
9/22	$10,577	$12,969
10/22	$10,659	$12,567
11/22	$12,191	$14,431
12/22	$11,722	$14,228
1/23	$12,702	$15,351
2/23	$11,775	$14,356
3/23	$12,033	$14,791
4/23	$12,013	$14,623
5/23	$11,868	$14,377
6/23	$12,470	$14,923
7/23	$13,053	$15,852
8/23	$12,265	$14,876
9/23	$12,007	$14,487
10/23	$11,682	$13,924
11/23	$12,477	$15,038
12/23	$13,097	$15,626
1/24	$12,677	$14,901
2/24	$13,253	$15,609
3/24	$13,659	$15,996
4/24	$13,747	$16,068
5/24	$13,923	$16,159
6/24	$14,560	$16,796
7/24	$14,438	$16,846
8/24	$14,526	$17,118
9/24	$15,156	$18,261
10/24	$14,594	$17,449
11/24	$14,262	$16,822
12/24	$14,105	$16,799
1/25	$14,269	$17,099
2/25	$14,153	$17,182
3/25	$14,351	$17,291
4/25	$14,563	$17,518
5/25	$15,267	$18,265
6/25	$16,128	$19,363
7/25	$16,135	$19,741
8/25	$16,394	$19,994
9/25	$17,590	$21,424
10/25	$18,458	$22,320
11/25	$18,198	$21,786
12/25	$18,589	$22,438

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	31.79%	4.10%	6.97%
Class A, with 5.25% maximum front end sales charge	24.89%	2.99%	6.40%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$133,488,351
# of Portfolio Holdings	96
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,333,733

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Taiwan
22.8%
India
21.0%
China
20.8%
Korea, Republic of
12.5%
Brazil
5.8%
Mexico
3.4%
South Africa
3.3%
Poland
2.9%
United Kingdom
1.5%
Malaysia
1.3%
Other
4.7%

Value	Value
Other	4.7%
Malaysia	1.3%
United Kingdom	1.5%
Poland	2.9%
South Africa	3.3%
Mexico	3.4%
Brazil	5.8%
Korea, Republic of	12.5%
China	20.8%
India	21.0%
Taiwan	22.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.6%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp.	1.7%
ICICI Bank Ltd.	1.6%
WEG SA	1.6%
Antofagasta PLC	1.5%
HDFC Bank Ltd.	1.5%
Total	40.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MMKBX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class C MSEPX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$242	2.10%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ The underweight to and stock selection in China

↓ The overweight allocation to India, as the equity market underperformed amid a cyclical slowdown, tariffs and investor flows into global AI plays, which India has less exposure to

↑ Stock selection in Taiwan and the information technology sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↑ The underweight allocation to Saudi Arabia

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,398	$9,351
2/16	$9,330	$9,336
3/16	$10,427	$10,571
4/16	$10,433	$10,629
5/16	$10,301	$10,232
6/16	$10,602	$10,641
7/16	$11,103	$11,177
8/16	$11,309	$11,455
9/16	$11,499	$11,602
10/16	$11,393	$11,630
11/16	$10,544	$11,094
12/16	$10,556	$11,119
1/17	$11,111	$11,727
2/17	$11,370	$12,086
3/17	$11,713	$12,391
4/17	$12,125	$12,663
5/17	$12,500	$13,037
6/17	$12,579	$13,168
7/17	$13,226	$13,953
8/17	$13,448	$14,264
9/17	$13,411	$14,208
10/17	$13,649	$14,706
11/17	$13,686	$14,735
12/17	$14,088	$15,264
1/18	$15,187	$16,536
2/18	$14,421	$15,774
3/18	$14,310	$15,480
4/18	$13,897	$15,412
5/18	$13,215	$14,866
6/18	$12,713	$14,248
7/18	$12,973	$14,561
8/18	$12,592	$14,167
9/18	$12,323	$14,092
10/18	$11,445	$12,865
11/18	$11,858	$13,395
12/18	$11,515	$13,040
1/19	$12,417	$14,182
2/19	$12,257	$14,214
3/19	$12,326	$14,333
4/19	$12,646	$14,635
5/19	$11,931	$13,573
6/19	$12,582	$14,420
7/19	$12,486	$14,244
8/19	$12,043	$13,549
9/19	$12,278	$13,808
10/19	$12,796	$14,390
11/19	$12,694	$14,370
12/19	$13,606	$15,443
1/20	$12,903	$14,723
2/20	$12,333	$13,946
3/20	$9,939	$11,798
4/20	$10,703	$12,879
5/20	$11,036	$12,978
6/20	$11,885	$13,932
7/20	$13,103	$15,177
8/20	$13,291	$15,512
9/20	$13,163	$15,263
10/20	$13,170	$15,578
11/20	$14,315	$17,018
12/20	$15,419	$18,270
1/21	$15,827	$18,830
2/21	$15,980	$18,974
3/21	$15,742	$18,687
4/21	$16,187	$19,152
5/21	$16,559	$19,597
6/21	$16,742	$19,630
7/21	$15,919	$18,309
8/21	$16,595	$18,788
9/21	$15,766	$18,042
10/21	$16,108	$18,220
11/21	$15,218	$17,477
12/21	$15,793	$17,805
1/22	$15,267	$17,468
2/22	$14,110	$16,946
3/22	$13,814	$16,563
4/22	$12,603	$15,642
5/22	$12,820	$15,711
6/22	$11,584	$14,667
7/22	$11,913	$14,631
8/22	$11,722	$14,692
9/22	$10,577	$12,969
10/22	$10,656	$12,567
11/22	$12,176	$14,431
12/22	$11,704	$14,228
1/23	$12,668	$15,351
2/23	$11,745	$14,356
3/23	$11,991	$14,791
4/23	$11,964	$14,623
5/23	$11,813	$14,377
6/23	$12,401	$14,923
7/23	$12,975	$15,852
8/23	$12,182	$14,876
9/23	$11,923	$14,487
10/23	$11,595	$13,924
11/23	$12,374	$15,038
12/23	$12,983	$15,626
1/24	$12,567	$14,901
2/24	$13,138	$15,609
3/24	$13,540	$15,996
4/24	$13,628	$16,068
5/24	$13,802	$16,159
6/24	$14,433	$16,796
7/24	$14,313	$16,846
8/24	$14,400	$17,118
9/24	$15,024	$18,261
10/24	$14,467	$17,449
11/24	$14,138	$16,822
12/24	$13,982	$16,799
1/25	$14,145	$17,099
2/25	$14,030	$17,182
3/25	$14,226	$17,291
4/25	$14,436	$17,518
5/25	$15,134	$18,265
6/25	$15,987	$19,363
7/25	$15,994	$19,741
8/25	$16,252	$19,994
9/25	$17,437	$21,424
10/25	$18,298	$22,320
11/25	$18,040	$21,786
12/25	$18,428	$22,438

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	30.81%	3.32%	6.30%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	30.19%	3.32%	6.30%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$133,488,351
# of Portfolio Holdings	96
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,333,733

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	4.7%
Malaysia	1.3%
United Kingdom	1.5%
Poland	2.9%
South Africa	3.3%
Mexico	3.4%
Brazil	5.8%
Korea, Republic of	12.5%
China	20.8%
India	21.0%
Taiwan	22.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.6%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp.	1.7%
ICICI Bank Ltd.	1.6%
WEG SA	1.6%
Antofagasta PLC	1.5%
HDFC Bank Ltd.	1.5%
Total	40.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSEPX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class I MGEMX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	0.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ The underweight to and stock selection in China

↓ The overweight allocation to India, as the equity market underperformed amid a cyclical slowdown, tariffs and investor flows into global AI plays, which India has less exposure to

↑ Stock selection in Taiwan and the information technology sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↑ The underweight allocation to Saudi Arabia

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets Index
12/15	$1,000,000	$1,000,000
1/16	$940,549	$935,126
2/16	$934,451	$933,596
3/16	$1,045,732	$1,057,136
4/16	$1,046,748	$1,062,881
5/16	$1,034,045	$1,023,234
6/16	$1,065,549	$1,064,130
7/16	$1,117,516	$1,117,678
8/16	$1,138,860	$1,145,455
9/16	$1,158,680	$1,160,184
10/16	$1,149,532	$1,162,950
11/16	$1,064,664	$1,109,419
12/16	$1,067,272	$1,111,868
1/17	$1,124,658	$1,172,713
2/17	$1,151,814	$1,208,612
3/17	$1,187,680	$1,239,122
4/17	$1,230,719	$1,266,250
5/17	$1,269,660	$1,303,686
6/17	$1,279,395	$1,316,810
7/17	$1,346,274	$1,395,304
8/17	$1,370,379	$1,426,427
9/17	$1,367,815	$1,420,755
10/17	$1,392,945	$1,470,561
11/17	$1,398,074	$1,473,513
12/17	$1,440,519	$1,526,408
1/18	$1,554,461	$1,653,627
2/18	$1,477,640	$1,577,363
3/18	$1,467,329	$1,548,035
4/18	$1,426,598	$1,541,186
5/18	$1,357,511	$1,486,575
6/18	$1,307,500	$1,424,813
7/18	$1,335,414	$1,456,112
8/18	$1,297,259	$1,416,740
9/18	$1,270,963	$1,409,221
10/18	$1,181,248	$1,286,502
11/18	$1,225,075	$1,339,519
12/18	$1,190,977	$1,304,033
1/19	$1,285,029	$1,418,211
2/19	$1,269,706	$1,421,399
3/19	$1,277,632	$1,433,329
4/19	$1,311,977	$1,463,503
5/19	$1,239,588	$1,357,309
6/19	$1,308,278	$1,442,021
7/19	$1,299,296	$1,424,388
8/19	$1,254,383	$1,354,939
9/19	$1,280,274	$1,380,805
10/19	$1,335,226	$1,439,029
11/19	$1,326,243	$1,437,049
12/19	$1,422,467	$1,544,260
1/20	$1,349,813	$1,472,275
2/20	$1,291,569	$1,394,637
3/20	$1,042,382	$1,179,831
4/20	$1,122,843	$1,287,873
5/20	$1,158,870	$1,297,765
6/20	$1,248,937	$1,393,162
7/20	$1,378,635	$1,517,658
8/20	$1,399,650	$1,551,205
9/20	$1,387,641	$1,526,325
10/20	$1,389,443	$1,557,772
11/20	$1,511,334	$1,701,846
12/20	$1,629,834	$1,826,955
1/21	$1,674,753	$1,882,965
2/21	$1,691,749	$1,897,367
3/21	$1,668,683	$1,868,712
4/21	$1,716,637	$1,915,239
5/21	$1,758,521	$1,959,654
6/21	$1,779,159	$1,963,031
7/21	$1,693,570	$1,830,922
8/21	$1,767,626	$1,878,847
9/21	$1,680,823	$1,804,180
10/21	$1,717,851	$1,821,975
11/21	$1,624,978	$1,747,723
12/21	$1,687,720	$1,780,517
1/22	$1,633,320	$1,746,813
2/22	$1,511,253	$1,694,601
3/22	$1,480,072	$1,656,327
4/22	$1,352,034	$1,564,192
5/22	$1,376,580	$1,571,078
6/22	$1,244,561	$1,466,681
7/22	$1,281,049	$1,463,078
8/22	$1,262,473	$1,469,186
9/22	$1,139,742	$1,296,950
10/22	$1,149,693	$1,256,682
11/22	$1,314,883	$1,443,070
12/22	$1,264,735	$1,422,787
1/23	$1,370,823	$1,535,132
2/23	$1,271,668	$1,435,590
3/23	$1,299,404	$1,479,070
4/23	$1,297,324	$1,462,309
5/23	$1,282,763	$1,437,747
6/23	$1,347,247	$1,492,338
7/23	$1,411,039	$1,585,239
8/23	$1,326,446	$1,487,587
9/23	$1,298,710	$1,448,684
10/23	$1,264,735	$1,392,395
11/23	$1,350,714	$1,503,829
12/23	$1,418,550	$1,562,620
1/24	$1,373,043	$1,490,062
2/24	$1,435,616	$1,560,948
3/24	$1,480,412	$1,599,627
4/24	$1,490,367	$1,606,784
5/24	$1,510,276	$1,615,860
6/24	$1,579,248	$1,679,595
7/24	$1,567,161	$1,684,594
8/24	$1,576,404	$1,711,792
9/24	$1,645,376	$1,826,097
10/24	$1,584,937	$1,744,885
11/24	$1,549,384	$1,682,191
12/24	$1,533,078	$1,679,881
1/25	$1,551,072	$1,709,901
2/25	$1,538,836	$1,718,184
3/25	$1,561,149	$1,729,061
4/25	$1,584,181	$1,751,783
5/25	$1,661,914	$1,826,518
6/25	$1,756,202	$1,936,342
7/25	$1,756,922	$1,974,079
8/25	$1,785,712	$1,999,400
9/25	$1,916,708	$2,142,426
10/25	$2,011,715	$2,231,959
11/25	$1,983,645	$2,178,583
12/25	$2,027,313	$2,243,751

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	32.24%	4.46%	7.32%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$133,488,351
# of Portfolio Holdings	96
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,333,733

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	4.7%
Malaysia	1.3%
United Kingdom	1.5%
Poland	2.9%
South Africa	3.3%
Mexico	3.4%
Brazil	5.8%
Korea, Republic of	12.5%
China	20.8%
India	21.0%
Taiwan	22.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.6%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp.	1.7%
ICICI Bank Ltd.	1.6%
WEG SA	1.6%
Antofagasta PLC	1.5%
HDFC Bank Ltd.	1.5%
Total	40.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGEMX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class IR MRGEX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$110	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ The underweight to and stock selection in China

↓ The overweight allocation to India, as the equity market underperformed amid a cyclical slowdown, tariffs and investor flows into global AI plays, which India has less exposure to

↑ Stock selection in Taiwan and the information technology sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↑ The underweight allocation to Saudi Arabia

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class IR	MSCI Emerging Markets Index
6/18	$5,000,000	$5,000,000
6/18	$4,837,972	$4,815,035
7/18	$4,941,175	$4,920,809
8/18	$4,802,014	$4,787,754
9/18	$4,702,885	$4,762,344
10/18	$4,373,093	$4,347,627
11/18	$4,535,130	$4,526,791
12/18	$4,409,110	$4,406,871
1/19	$4,757,301	$4,792,725
2/19	$4,700,573	$4,803,501
3/19	$4,731,871	$4,843,816
4/19	$4,859,019	$4,945,787
5/19	$4,591,030	$4,586,914
6/19	$4,843,370	$4,873,188
7/19	$4,812,072	$4,813,599
8/19	$4,647,758	$4,578,904
9/19	$4,743,608	$4,666,314
10/19	$4,947,045	$4,863,078
11/19	$4,913,791	$4,856,386
12/19	$5,270,265	$5,218,698
1/20	$5,003,191	$4,975,431
2/20	$4,787,306	$4,713,060
3/20	$3,863,674	$3,987,142
4/20	$4,161,907	$4,352,259
5/20	$4,297,670	$4,385,688
6/20	$4,631,513	$4,708,076
7/20	$5,112,246	$5,128,798
8/20	$5,190,143	$5,242,168
9/20	$5,145,631	$5,158,087
10/20	$5,154,533	$5,264,359
11/20	$5,606,334	$5,751,246
12/20	$6,046,416	$6,174,041
1/21	$6,213,058	$6,363,323
2/21	$6,278,364	$6,411,994
3/21	$6,190,539	$6,315,156
4/21	$6,370,693	$6,472,389
5/21	$6,526,076	$6,622,486
6/21	$6,602,641	$6,633,899
7/21	$6,285,120	$6,187,448
8/21	$6,559,854	$6,349,406
9/21	$6,237,829	$6,097,076
10/21	$6,377,449	$6,157,211
11/21	$6,032,904	$5,906,285
12/21	$6,265,946	$6,017,107
1/22	$6,066,362	$5,903,210
2/22	$5,610,523	$5,726,761
3/22	$5,497,179	$5,597,419
4/22	$5,021,627	$5,286,055
5/22	$5,112,795	$5,309,328
6/22	$4,622,460	$4,956,526
7/22	$4,760,444	$4,944,350
8/22	$4,688,988	$4,964,991
9/22	$4,235,612	$4,382,934
10/22	$4,270,108	$4,246,851
11/22	$4,886,108	$4,876,734
12/22	$4,700,894	$4,808,189
1/23	$5,095,428	$5,187,850
2/23	$4,726,680	$4,851,458
3/23	$4,829,827	$4,998,395
4/23	$4,824,669	$4,941,750
5/23	$4,767,939	$4,858,747
6/23	$5,010,333	$5,043,233
7/23	$5,247,569	$5,357,181
8/23	$4,930,394	$5,027,178
9/23	$4,829,827	$4,895,706
10/23	$4,700,894	$4,705,484
11/23	$5,023,226	$5,082,064
12/23	$5,273,521	$5,280,744
1/24	$5,104,176	$5,035,539
2/24	$5,337,026	$5,275,092
3/24	$5,503,725	$5,405,807
4/24	$5,543,415	$5,429,994
5/24	$5,617,504	$5,460,664
6/24	$5,874,168	$5,676,052
7/24	$5,826,540	$5,692,944
8/24	$5,863,584	$5,784,859
9/24	$6,120,248	$6,171,143
10/24	$5,895,336	$5,896,693
11/24	$5,763,035	$5,684,823
12/24	$5,702,022	$5,677,017
1/25	$5,769,010	$5,778,466
2/25	$5,723,458	$5,806,461
3/25	$5,806,523	$5,843,218
4/25	$5,892,268	$5,920,004
5/25	$6,181,656	$6,172,566
6/25	$6,532,674	$6,543,705
7/25	$6,538,033	$6,671,234
8/25	$6,642,534	$6,756,804
9/25	$7,130,207	$7,240,149
10/25	$7,486,583	$7,542,721
11/25	$7,382,082	$7,362,338
12/25	$7,540,824	$7,582,568

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	32.25%	4.52%	5.60%
MSCI Emerging Markets Index	33.57%	4.20%	5.67%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$133,488,351
# of Portfolio Holdings	96
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,333,733

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	4.7%
Malaysia	1.3%
United Kingdom	1.5%
Poland	2.9%
South Africa	3.3%
Mexico	3.4%
Brazil	5.8%
Korea, Republic of	12.5%
China	20.8%
India	21.0%
Taiwan	22.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.6%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp.	1.7%
ICICI Bank Ltd.	1.6%
WEG SA	1.6%
Antofagasta PLC	1.5%
HDFC Bank Ltd.	1.5%
Total	40.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MRGEX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class L MSELX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$214	1.85%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ The underweight to and stock selection in China

↓ The overweight allocation to India, as the equity market underperformed amid a cyclical slowdown, tariffs and investor flows into global AI plays, which India has less exposure to

↑ Stock selection in Taiwan and the information technology sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↑ The underweight allocation to Saudi Arabia

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,399	$9,351
2/16	$9,331	$9,336
3/16	$10,437	$10,571
4/16	$10,437	$10,629
5/16	$10,306	$10,232
6/16	$10,611	$10,641
7/16	$11,117	$11,177
8/16	$11,328	$11,455
9/16	$11,517	$11,602
10/16	$11,417	$11,630
11/16	$10,564	$11,094
12/16	$10,580	$11,119
1/17	$11,138	$11,727
2/17	$11,401	$12,086
3/17	$11,749	$12,391
4/17	$12,165	$12,663
5/17	$12,540	$13,037
6/17	$12,624	$13,168
7/17	$13,275	$13,953
8/17	$13,501	$14,264
9/17	$13,470	$14,208
10/17	$13,707	$14,706
11/17	$13,749	$14,735
12/17	$14,155	$15,264
1/18	$15,263	$16,536
2/18	$14,498	$15,774
3/18	$14,387	$15,480
4/18	$13,976	$15,412
5/18	$13,290	$14,866
6/18	$12,789	$14,248
7/18	$13,054	$14,561
8/18	$12,674	$14,167
9/18	$12,405	$14,092
10/18	$11,524	$12,865
11/18	$11,941	$13,395
12/18	$11,603	$13,040
1/19	$12,509	$14,182
2/19	$12,353	$14,214
3/19	$12,418	$14,333
4/19	$12,745	$14,635
5/19	$12,032	$13,573
6/19	$12,686	$14,420
7/19	$12,594	$14,244
8/19	$12,150	$13,549
9/19	$12,391	$13,808
10/19	$12,911	$14,390
11/19	$12,814	$14,370
12/19	$13,735	$15,443
1/20	$13,029	$14,723
2/20	$12,458	$13,946
3/20	$10,043	$11,798
4/20	$10,815	$12,879
5/20	$11,156	$12,978
6/20	$12,014	$13,932
7/20	$13,248	$15,177
8/20	$13,437	$15,512
9/20	$13,315	$15,263
10/20	$13,327	$15,578
11/20	$14,483	$17,018
12/20	$15,609	$18,270
1/21	$16,025	$18,830
2/21	$16,178	$18,974
3/21	$15,946	$18,687
4/21	$16,393	$19,152
5/21	$16,778	$19,597
6/21	$16,968	$19,630
7/21	$16,136	$18,309
8/21	$16,827	$18,788
9/21	$15,989	$18,042
10/21	$16,337	$18,220
11/21	$15,438	$17,477
12/21	$16,022	$17,805
1/22	$15,495	$17,468
2/22	$14,330	$16,946
3/22	$14,023	$16,563
4/22	$12,797	$15,642
5/22	$13,024	$15,711
6/22	$11,765	$14,667
7/22	$12,105	$14,631
8/22	$11,918	$14,692
9/22	$10,752	$12,969
10/22	$10,839	$12,567
11/22	$12,384	$14,431
12/22	$11,907	$14,228
1/23	$12,897	$15,351
2/23	$11,955	$14,356
3/23	$12,204	$14,791
4/23	$12,184	$14,623
5/23	$12,031	$14,377
6/23	$12,633	$14,923
7/23	$13,222	$15,852
8/23	$12,419	$14,876
9/23	$12,149	$14,487
10/23	$11,817	$13,924
11/23	$12,620	$15,038
12/23	$13,239	$15,626
1/24	$12,802	$14,901
2/24	$13,380	$15,609
3/24	$13,789	$15,996
4/24	$13,874	$16,068
5/24	$14,043	$16,159
6/24	$14,678	$16,796
7/24	$14,551	$16,846
8/24	$14,635	$17,118
9/24	$15,263	$18,261
10/24	$14,685	$17,449
11/24	$14,346	$16,822
12/24	$14,182	$16,799
1/25	$14,345	$17,099
2/25	$14,224	$17,182
3/25	$14,415	$17,291
4/25	$14,621	$17,518
5/25	$15,322	$18,265
6/25	$16,178	$19,363
7/25	$16,178	$19,741
8/25	$16,433	$19,994
9/25	$17,623	$21,424
10/25	$18,487	$22,320
11/25	$18,218	$21,786
12/25	$18,604	$22,438

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	31.18%	3.57%	6.40%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$133,488,351
# of Portfolio Holdings	96
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,333,733

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	4.7%
Malaysia	1.3%
United Kingdom	1.5%
Poland	2.9%
South Africa	3.3%
Mexico	3.4%
Brazil	5.8%
Korea, Republic of	12.5%
China	20.8%
India	21.0%
Taiwan	22.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.6%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp.	1.7%
ICICI Bank Ltd.	1.6%
WEG SA	1.6%
Antofagasta PLC	1.5%
HDFC Bank Ltd.	1.5%
Total	40.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSELX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class R6 MMMPX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$110	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Stock selection in South Africa, as the zero allocations to select gold miners hampered relative performance

↓ The underweight to and stock selection in China

↓ The overweight allocation to India, as the equity market underperformed amid a cyclical slowdown, tariffs and investor flows into global AI plays, which India has less exposure to

↑ Stock selection in Taiwan and the information technology sector broadly, led by the overweights to select artificial intelligence (AI) hardware and semiconductor-related companies

↑ Stock selection in and the overweight allocation to Chile, led by the allocation to a copper miner

↑ The underweight allocation to Saudi Arabia

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI Emerging Markets Index
12/15	$5,000,000	$5,000,000
1/16	$4,702,744	$4,675,629
2/16	$4,674,797	$4,667,979
3/16	$5,231,199	$5,285,680
4/16	$5,236,280	$5,314,407
5/16	$5,175,305	$5,116,169
6/16	$5,330,285	$5,320,648
7/16	$5,590,121	$5,588,392
8/16	$5,699,382	$5,727,276
9/16	$5,798,480	$5,800,920
10/16	$5,752,743	$5,814,752
11/16	$5,328,402	$5,547,093
12/16	$5,339,649	$5,559,342
1/17	$5,626,755	$5,863,566
2/17	$5,762,617	$6,043,061
3/17	$5,944,621	$6,195,608
4/17	$6,159,950	$6,331,251
5/17	$6,354,772	$6,518,431
6/17	$6,403,477	$6,584,049
7/17	$6,740,648	$6,976,521
8/17	$6,861,246	$7,132,135
9/17	$6,848,416	$7,103,776
10/17	$6,974,146	$7,352,805
11/17	$6,999,805	$7,367,564
12/17	$7,213,395	$7,632,039
1/18	$7,786,542	$8,268,137
2/18	$7,399,280	$7,886,816
3/18	$7,350,227	$7,740,174
4/18	$7,146,269	$7,705,929
5/18	$6,802,897	$7,432,877
6/18	$6,549,886	$7,124,063
7/18	$6,692,245	$7,280,559
8/18	$6,501,186	$7,083,699
9/18	$6,369,509	$7,046,104
10/18	$5,920,261	$6,432,511
11/18	$6,139,722	$6,697,593
12/18	$5,969,044	$6,520,165
1/19	$6,443,282	$7,091,055
2/19	$6,366,450	$7,106,997
3/19	$6,406,191	$7,166,645
4/19	$6,581,050	$7,317,516
5/19	$6,215,436	$6,786,547
6/19	$6,559,855	$7,210,103
7/19	$6,517,465	$7,121,938
8/19	$6,292,268	$6,774,696
9/19	$6,422,087	$6,904,023
10/19	$6,697,622	$7,195,144
11/19	$6,655,232	$7,185,244
12/19	$7,138,041	$7,721,301
1/20	$6,776,316	$7,361,375
2/20	$6,480,907	$6,973,187
3/20	$5,229,941	$5,899,157
4/20	$5,636,882	$6,439,365
5/20	$5,817,744	$6,488,824
6/20	$6,272,915	$6,965,812
7/20	$6,921,006	$7,588,289
8/20	$7,029,523	$7,756,025
9/20	$6,969,236	$7,631,624
10/20	$6,981,293	$7,788,858
11/20	$7,593,211	$8,509,230
12/20	$8,189,294	$9,134,773
1/21	$8,411,945	$9,414,825
2/21	$8,500,396	$9,486,836
3/21	$8,384,495	$9,343,560
4/21	$8,628,497	$9,576,194
5/21	$8,838,948	$9,798,269
6/21	$8,942,648	$9,815,155
7/21	$8,512,596	$9,154,610
8/21	$8,884,698	$9,394,235
9/21	$8,448,546	$9,020,901
10/21	$8,637,647	$9,109,873
11/21	$8,170,994	$8,738,616
12/21	$8,486,922	$8,902,583
1/22	$8,213,258	$8,734,066
2/22	$7,599,183	$8,473,003
3/22	$7,445,664	$8,281,635
4/22	$6,801,552	$7,820,958
5/22	$6,925,035	$7,855,392
6/22	$6,260,899	$7,333,405
7/22	$6,447,792	$7,315,390
8/22	$6,351,008	$7,345,929
9/22	$5,736,933	$6,484,750
10/22	$5,783,656	$6,283,409
11/22	$6,617,997	$7,215,350
12/22	$6,367,134	$7,113,934
1/23	$6,898,019	$7,675,660
2/23	$6,402,061	$7,177,952
3/23	$6,541,767	$7,395,352
4/23	$6,531,289	$7,311,543
5/23	$6,457,943	$7,188,737
6/23	$6,786,254	$7,461,692
7/23	$7,107,580	$7,926,193
8/23	$6,677,981	$7,437,937
9/23	$6,541,767	$7,243,419
10/23	$6,367,134	$6,961,977
11/23	$6,803,717	$7,519,145
12/23	$7,142,730	$7,813,100
1/24	$6,913,360	$7,450,309
2/24	$7,228,744	$7,804,738
3/24	$7,454,530	$7,998,137
4/24	$7,508,289	$8,033,922
5/24	$7,608,638	$8,079,300
6/24	$7,956,278	$8,397,976
7/24	$7,891,767	$8,422,969
8/24	$7,941,942	$8,558,961
9/24	$8,289,581	$9,130,487
10/24	$7,984,949	$8,724,424
11/24	$7,805,753	$8,410,954
12/24	$7,723,114	$8,399,404
1/25	$7,813,846	$8,549,503
2/25	$7,755,778	$8,590,922
3/25	$7,864,656	$8,645,306
4/25	$7,980,793	$8,758,915
5/25	$8,372,756	$9,132,591
6/25	$8,848,192	$9,681,708
7/25	$8,855,450	$9,870,393
8/25	$9,000,622	$9,996,998
9/25	$9,657,522	$10,712,129
10/25	$10,140,216	$11,159,797
11/25	$9,998,674	$10,892,913
12/25	$10,213,682	$11,218,754

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	32.25%	4.52%	7.40%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$133,488,351
# of Portfolio Holdings	96
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,333,733

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	4.7%
Malaysia	1.3%
United Kingdom	1.5%
Poland	2.9%
South Africa	3.3%
Mexico	3.4%
Brazil	5.8%
Korea, Republic of	12.5%
China	20.8%
India	21.0%
Taiwan	22.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.6%
Reliance Industries Ltd.	1.9%
China Construction Bank Corp.	1.7%
ICICI Bank Ltd.	1.6%
WEG SA	1.6%
Antofagasta PLC	1.5%
HDFC Bank Ltd.	1.5%
Total	40.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MMMPX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio

Class A MLNAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.33%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Overall stock selection in Europe and North America.

↓ A lack of exposure to high-risk stocks in the U.S.

↑ Overall stock selection in Asia ex Japan and Japan.

↑ Stock selection within the overall global information technology sector.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI World Net Index
5/16	$9,479	$10,000
5/16	$9,498	$9,992
6/16	$9,251	$9,880
7/16	$9,687	$10,297
8/16	$9,611	$10,306
9/16	$9,820	$10,361
10/16	$9,469	$10,160
11/16	$9,602	$10,306
12/16	$9,670	$10,553
1/17	$9,879	$10,808
2/17	$10,127	$11,107
3/17	$10,175	$11,226
4/17	$10,365	$11,392
5/17	$10,651	$11,633
6/17	$10,746	$11,678
7/17	$11,193	$11,957
8/17	$11,307	$11,974
9/17	$11,527	$12,243
10/17	$11,460	$12,474
11/17	$11,804	$12,744
12/17	$11,814	$12,917
1/18	$12,730	$13,599
2/18	$12,262	$13,035
3/18	$11,976	$12,751
4/18	$11,756	$12,898
5/18	$11,919	$12,979
6/18	$11,651	$12,973
7/18	$11,775	$13,378
8/18	$11,642	$13,543
9/18	$11,661	$13,619
10/18	$10,649	$12,619
11/18	$10,916	$12,762
12/18	$10,053	$11,792
1/19	$10,867	$12,709
2/19	$11,279	$13,091
3/19	$11,509	$13,263
4/19	$12,237	$13,733
5/19	$11,308	$12,941
6/19	$11,921	$13,794
7/19	$12,132	$13,862
8/19	$12,055	$13,579
9/19	$12,103	$13,868
10/19	$12,458	$14,220
11/19	$12,899	$14,616
12/19	$13,334	$15,054
1/20	$13,227	$14,963
2/20	$12,387	$13,698
3/20	$10,512	$11,885
4/20	$11,614	$13,184
5/20	$12,223	$13,820
6/20	$12,657	$14,186
7/20	$13,653	$14,865
8/20	$14,657	$15,858
9/20	$14,464	$15,311
10/20	$14,590	$14,841
11/20	$15,913	$16,739
12/20	$16,426	$17,448
1/21	$16,677	$17,275
2/21	$17,267	$17,718
3/21	$17,276	$18,307
4/21	$18,136	$19,159
5/21	$18,175	$19,435
6/21	$18,213	$19,725
7/21	$18,329	$20,078
8/21	$18,571	$20,578
9/21	$17,914	$19,723
10/21	$19,199	$20,841
11/21	$18,928	$20,384
12/21	$19,288	$21,255
1/22	$18,102	$20,130
2/22	$17,158	$19,621
3/22	$17,067	$20,160
4/22	$15,681	$18,485
5/22	$15,621	$18,499
6/22	$14,456	$16,897
7/22	$15,812	$18,238
8/22	$15,119	$17,476
9/22	$13,923	$15,851
10/22	$13,813	$16,989
11/22	$15,571	$18,171
12/22	$14,949	$17,399
1/23	$16,788	$18,630
2/23	$16,255	$18,182
3/23	$15,884	$18,744
4/23	$15,823	$19,073
5/23	$15,472	$18,882
6/23	$16,919	$20,024
7/23	$17,180	$20,697
8/23	$16,456	$20,203
9/23	$15,612	$19,331
10/23	$15,432	$18,770
11/23	$17,089	$20,530
12/23	$17,647	$21,538
1/24	$18,738	$21,796
2/24	$20,728	$22,720
3/24	$21,557	$23,450
4/24	$20,637	$22,579
5/24	$22,052	$23,588
6/24	$22,436	$24,068
7/24	$22,052	$24,492
8/24	$23,284	$25,139
9/24	$23,213	$25,599
10/24	$23,466	$25,092
11/24	$24,587	$26,243
12/24	$23,385	$25,559
1/25	$24,153	$26,461
2/25	$24,547	$26,271
3/25	$22,971	$25,101
4/25	$23,284	$25,324
5/25	$25,022	$26,823
6/25	$26,062	$27,981
7/25	$26,537	$28,341
8/25	$27,264	$29,080
9/25	$28,082	$30,015
10/25	$27,517	$30,616
11/25	$27,072	$30,702
12/25	$27,424	$30,951

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class A	17.27%	10.79%	11.71%
Class A, with 5.25% maximum front end sales charge	11.13%	9.61%	11.08%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$359,646,678
# of Portfolio Holdings	21
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$2,127,050

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
30.2%
Information Technology
30.2%
Communication Services
9.8%
Industrials
7.8%
Real Estate
6.1%
Materials
5.8%
Health Care
4.7%
Consumer Discretionary
2.6%
Consumer Staples
1.8%
Short-Term Investments
1.0%

Value	Value
Short-Term Investments	1.0%
Consumer Staples	1.8%
Consumer Discretionary	2.6%
Health Care	4.7%
Materials	5.8%
Real Estate	6.1%
Industrials	7.8%
Communication Services	9.8%
Information Technology	30.2%
Financials	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Microsoft Corp.	7.7%
Tencent Holdings Ltd.	7.2%
CBRE Group, Inc.	6.1%
Banco Santander SA	5.8%
CRH PLC	5.8%
Mizuho Financial Group, Inc.	5.6%
JPMorgan Chase & Co.	5.3%
Rolls-Royce Holdings PLC	5.3%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MLNAX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio

Class C MLNCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	2.08%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Overall stock selection in Europe and North America.

↓ A lack of exposure to high-risk stocks in the U.S.

↑ Overall stock selection in Asia ex Japan and Japan.

↑ Stock selection within the overall global information technology sector.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI World Net Index
5/16	$10,000	$10,000
5/16	$10,020	$9,992
6/16	$9,750	$9,880
7/16	$10,210	$10,297
8/16	$10,120	$10,306
9/16	$10,340	$10,361
10/16	$9,970	$10,160
11/16	$10,100	$10,306
12/16	$10,169	$10,553
1/17	$10,380	$10,808
2/17	$10,630	$11,107
3/17	$10,680	$11,226
4/17	$10,861	$11,392
5/17	$11,161	$11,633
6/17	$11,251	$11,678
7/17	$11,711	$11,957
8/17	$11,822	$11,974
9/17	$12,043	$12,243
10/17	$11,972	$12,474
11/17	$12,324	$12,744
12/17	$12,324	$12,917
1/18	$13,268	$13,599
2/18	$12,776	$13,035
3/18	$12,474	$12,751
4/18	$12,233	$12,898
5/18	$12,394	$12,979
6/18	$12,103	$12,973
7/18	$12,233	$13,378
8/18	$12,083	$13,543
9/18	$12,093	$13,619
10/18	$11,038	$12,619
11/18	$11,309	$12,762
12/18	$10,405	$11,792
1/19	$11,239	$12,709
2/19	$11,661	$13,091
3/19	$11,892	$13,263
4/19	$12,635	$13,733
5/19	$11,671	$12,941
6/19	$12,294	$13,794
7/19	$12,505	$13,862
8/19	$12,424	$13,579
9/19	$12,454	$13,868
10/19	$12,816	$14,220
11/19	$13,258	$14,616
12/19	$13,703	$15,054
1/20	$13,583	$14,963
2/20	$12,718	$13,698
3/20	$10,778	$11,885
4/20	$11,914	$13,184
5/20	$12,527	$13,820
6/20	$12,959	$14,186
7/20	$13,975	$14,865
8/20	$14,980	$15,858
9/20	$14,779	$15,311
10/20	$14,890	$14,841
11/20	$16,237	$16,739
12/20	$16,750	$17,448
1/21	$16,991	$17,275
2/21	$17,585	$17,718
3/21	$17,585	$18,307
4/21	$18,449	$19,159
5/21	$18,479	$19,435
6/21	$18,499	$19,725
7/21	$18,610	$20,078
8/21	$18,841	$20,578
9/21	$18,168	$19,723
10/21	$19,455	$20,841
11/21	$19,173	$20,384
12/21	$19,527	$21,255
1/22	$18,313	$20,130
2/22	$17,339	$19,621
3/22	$17,245	$20,160
4/22	$15,822	$18,485
5/22	$15,759	$18,499
6/22	$14,577	$16,897
7/22	$15,937	$18,238
8/22	$15,226	$17,476
9/22	$14,012	$15,851
10/22	$13,897	$16,989
11/22	$15,655	$18,171
12/22	$15,018	$17,399
1/23	$16,860	$18,630
2/23	$16,316	$18,182
3/23	$15,928	$18,744
4/23	$15,855	$19,073
5/23	$15,489	$18,882
6/23	$16,933	$20,024
7/23	$17,184	$20,697
8/23	$16,452	$20,203
9/23	$15,594	$19,331
10/23	$15,405	$18,770
11/23	$17,048	$20,530
12/23	$17,603	$21,538
1/24	$18,670	$21,796
2/24	$20,638	$22,720
3/24	$21,454	$23,450
4/24	$20,523	$22,579
5/24	$21,918	$23,588
6/24	$22,300	$24,068
7/24	$21,918	$24,492
8/24	$23,143	$25,139
9/24	$23,073	$25,599
10/24	$23,324	$25,092
11/24	$24,438	$26,243
12/24	$23,243	$25,559
1/25	$24,007	$26,461
2/25	$24,398	$26,271
3/25	$22,832	$25,101
4/25	$23,143	$25,324
5/25	$24,870	$26,823
6/25	$25,904	$27,981
7/25	$26,376	$28,341
8/25	$27,099	$29,080
9/25	$27,912	$30,015
10/25	$27,350	$30,616
11/25	$26,908	$30,702
12/25	$27,258	$30,951

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class C, with conversion to Class A after 8 years	16.36%	9.96%	11.01%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	15.36%	9.96%	11.01%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$359,646,678
# of Portfolio Holdings	21
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$2,127,050

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Consumer Staples	1.8%
Consumer Discretionary	2.6%
Health Care	4.7%
Materials	5.8%
Real Estate	6.1%
Industrials	7.8%
Communication Services	9.8%
Information Technology	30.2%
Financials	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Microsoft Corp.	7.7%
Tencent Holdings Ltd.	7.2%
CBRE Group, Inc.	6.1%
Banco Santander SA	5.8%
CRH PLC	5.8%
Mizuho Financial Group, Inc.	5.6%
JPMorgan Chase & Co.	5.3%
Rolls-Royce Holdings PLC	5.3%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MLNCX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio

Class I MLNIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.00%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Overall stock selection in Europe and North America.

↓ A lack of exposure to high-risk stocks in the U.S.

↑ Overall stock selection in Asia ex Japan and Japan.

↑ Stock selection within the overall global information technology sector.

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World Net Index
5/16	$1,000,000	$1,000,000
5/16	$1,002,000	$999,199
6/16	$976,000	$988,002
7/16	$1,023,000	$1,029,744
8/16	$1,015,000	$1,030,600
9/16	$1,038,000	$1,036,074
10/16	$1,001,000	$1,016,023
11/16	$1,015,000	$1,030,632
12/16	$1,022,399	$1,055,294
1/17	$1,044,538	$1,080,763
2/17	$1,071,708	$1,110,748
3/17	$1,077,746	$1,122,579
4/17	$1,096,865	$1,139,201
5/17	$1,128,060	$1,163,300
6/17	$1,138,123	$1,167,776
7/17	$1,186,304	$1,195,724
8/17	$1,198,409	$1,197,408
9/17	$1,221,611	$1,224,282
10/17	$1,215,558	$1,247,419
11/17	$1,252,883	$1,274,448
12/17	$1,253,859	$1,291,683
1/18	$1,351,785	$1,359,884
2/18	$1,302,317	$1,303,548
3/18	$1,273,041	$1,275,135
4/18	$1,248,811	$1,289,788
5/18	$1,266,983	$1,297,870
6/18	$1,238,716	$1,297,251
7/18	$1,251,840	$1,337,769
8/18	$1,238,716	$1,354,321
9/18	$1,240,735	$1,361,862
10/18	$1,133,723	$1,261,863
11/18	$1,163,000	$1,276,198
12/18	$1,070,725	$1,179,158
1/19	$1,157,156	$1,270,904
2/19	$1,201,897	$1,309,119
3/19	$1,227,318	$1,326,314
4/19	$1,304,597	$1,373,344
5/19	$1,205,964	$1,294,101
6/19	$1,272,058	$1,379,376
7/19	$1,294,428	$1,386,208
8/19	$1,287,311	$1,357,854
9/19	$1,292,395	$1,386,750
10/19	$1,330,018	$1,422,040
11/19	$1,377,809	$1,461,644
12/19	$1,425,168	$1,505,432
1/20	$1,413,857	$1,496,269
2/20	$1,325,427	$1,369,796
3/20	$1,123,888	$1,188,514
4/20	$1,243,166	$1,318,352
5/20	$1,307,946	$1,382,039
6/20	$1,355,246	$1,418,596
7/20	$1,462,185	$1,486,463
8/20	$1,569,124	$1,585,780
9/20	$1,549,587	$1,531,072
10/20	$1,562,955	$1,484,107
11/20	$1,705,883	$1,673,867
12/20	$1,760,423	$1,744,833
1/21	$1,788,187	$1,727,492
2/21	$1,851,940	$1,771,758
3/21	$1,853,997	$1,830,708
4/21	$1,946,542	$1,915,909
5/21	$1,950,656	$1,943,509
6/21	$1,954,769	$1,972,476
7/21	$1,968,136	$2,007,809
8/21	$1,994,872	$2,057,780
9/21	$1,924,948	$1,972,340
10/21	$2,062,739	$2,084,054
11/21	$2,034,975	$2,038,387
12/21	$2,074,230	$2,125,508
1/22	$1,947,062	$2,013,045
2/22	$1,845,541	$1,962,133
3/22	$1,835,924	$2,015,980
4/22	$1,687,383	$1,848,506
5/22	$1,682,039	$1,849,906
6/22	$1,555,940	$1,689,663
7/22	$1,703,412	$1,823,816
8/22	$1,628,607	$1,747,567
9/22	$1,500,371	$1,585,113
10/22	$1,488,616	$1,698,945
11/22	$1,678,834	$1,817,073
12/22	$1,612,075	$1,739,907
1/23	$1,811,440	$1,863,016
2/23	$1,753,560	$1,818,232
3/23	$1,713,901	$1,874,415
4/23	$1,708,542	$1,907,272
5/23	$1,669,955	$1,888,231
6/23	$1,827,518	$2,002,427
7/23	$1,855,387	$2,069,694
8/23	$1,778,213	$2,020,258
9/23	$1,687,105	$1,933,107
10/23	$1,667,811	$1,877,017
11/23	$1,848,955	$2,052,991
12/23	$1,909,050	$2,153,781
1/24	$2,026,813	$2,179,627
2/24	$2,242,891	$2,272,038
3/24	$2,333,644	$2,345,050
4/24	$2,234,248	$2,257,944
5/24	$2,388,744	$2,358,765
6/24	$2,430,879	$2,406,761
7/24	$2,388,744	$2,449,174
8/24	$2,523,792	$2,513,907
9/24	$2,516,230	$2,559,947
10/24	$2,544,320	$2,509,165
11/24	$2,666,404	$2,624,302
12/24	$2,537,226	$2,555,912
1/25	$2,620,574	$2,646,106
2/25	$2,663,871	$2,627,061
3/25	$2,492,847	$2,510,103
4/25	$2,527,484	$2,532,411
5/25	$2,716,910	$2,682,309
6/25	$2,830,566	$2,798,058
7/25	$2,883,605	$2,834,077
8/25	$2,963,705	$2,908,005
9/25	$3,053,548	$3,001,485
10/25	$2,991,849	$3,061,591
11/25	$2,944,222	$3,070,239
12/25	$2,983,547	$3,095,057

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class I	17.59%	11.13%	12.06%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$359,646,678
# of Portfolio Holdings	21
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$2,127,050

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Consumer Staples	1.8%
Consumer Discretionary	2.6%
Health Care	4.7%
Materials	5.8%
Real Estate	6.1%
Industrials	7.8%
Communication Services	9.8%
Information Technology	30.2%
Financials	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Microsoft Corp.	7.7%
Tencent Holdings Ltd.	7.2%
CBRE Group, Inc.	6.1%
Banco Santander SA	5.8%
CRH PLC	5.8%
Mizuho Financial Group, Inc.	5.6%
JPMorgan Chase & Co.	5.3%
Rolls-Royce Holdings PLC	5.3%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MLNIX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio

Class R6 MLNSX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$103	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Overall stock selection in Europe and North America.

↓ A lack of exposure to high-risk stocks in the U.S.

↑ Overall stock selection in Asia ex Japan and Japan.

↑ Stock selection within the overall global information technology sector.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI World Net Index
5/16	$5,000,000	$5,000,000
5/16	$5,010,000	$4,995,993
6/16	$4,880,000	$4,940,011
7/16	$5,115,000	$5,148,719
8/16	$5,075,000	$5,152,998
9/16	$5,190,000	$5,180,370
10/16	$5,005,000	$5,080,115
11/16	$5,075,000	$5,153,162
12/16	$5,112,674	$5,276,469
1/17	$5,223,382	$5,403,817
2/17	$5,359,250	$5,553,738
3/17	$5,389,443	$5,612,896
4/17	$5,490,086	$5,696,005
5/17	$5,646,083	$5,816,501
6/17	$5,696,405	$5,838,880
7/17	$5,932,309	$5,978,619
8/17	$5,992,843	$5,987,038
9/17	$6,113,911	$6,121,412
10/17	$6,083,644	$6,237,097
11/17	$6,265,245	$6,372,240
12/17	$6,271,615	$6,458,415
1/18	$6,761,427	$6,799,421
2/18	$6,519,045	$6,517,738
3/18	$6,367,557	$6,375,674
4/18	$6,251,416	$6,448,938
5/18	$6,337,259	$6,489,350
6/18	$6,195,870	$6,486,254
7/18	$6,266,565	$6,688,843
8/18	$6,200,920	$6,771,603
9/18	$6,211,019	$6,809,308
10/18	$5,675,761	$6,309,315
11/18	$5,817,150	$6,380,989
12/18	$5,359,273	$5,895,791
1/19	$5,791,883	$6,354,518
2/19	$6,015,822	$6,545,597
3/19	$6,143,061	$6,631,570
4/19	$6,529,865	$6,866,721
5/19	$6,041,270	$6,470,505
6/19	$6,367,000	$6,896,878
7/19	$6,484,059	$6,931,041
8/19	$6,443,343	$6,789,270
9/19	$6,468,791	$6,933,752
10/19	$6,662,193	$7,110,199
11/19	$6,901,400	$7,308,219
12/19	$7,136,505	$7,527,160
1/20	$7,079,866	$7,481,345
2/20	$6,637,053	$6,848,982
3/20	$5,627,850	$5,942,569
4/20	$6,225,133	$6,591,761
5/20	$6,554,669	$6,910,197
6/20	$6,786,374	$7,092,979
7/20	$7,327,018	$7,432,316
8/20	$7,862,513	$7,928,902
9/20	$7,764,682	$7,655,362
10/20	$7,831,619	$7,420,533
11/20	$8,547,329	$8,369,334
12/20	$8,825,587	$8,724,166
1/21	$8,964,613	$8,637,460
2/21	$9,283,859	$8,858,789
3/21	$9,294,157	$9,153,540
4/21	$9,757,577	$9,579,546
5/21	$9,778,174	$9,717,544
6/21	$9,803,919	$9,862,382
7/21	$9,870,858	$10,039,046
8/21	$9,999,586	$10,288,901
9/21	$9,649,446	$9,861,700
10/21	$10,344,577	$10,420,272
11/21	$10,200,401	$10,191,933
12/21	$10,402,101	$10,627,538
1/22	$9,765,347	$10,065,225
2/22	$9,251,663	$9,810,664
3/22	$9,208,856	$10,079,901
4/22	$8,459,734	$9,242,530
5/22	$8,432,979	$9,249,530
6/22	$7,806,927	$8,448,317
7/22	$8,545,348	$9,119,082
8/22	$8,165,435	$8,737,834
9/22	$7,528,681	$7,925,565
10/22	$7,469,822	$8,494,724
11/22	$8,422,277	$9,085,365
12/22	$8,087,140	$8,699,534
1/23	$9,085,950	$9,315,079
2/23	$8,801,343	$9,091,159
3/23	$8,602,655	$9,372,073
4/23	$8,570,435	$9,536,361
5/23	$8,377,117	$9,441,156
6/23	$9,166,500	$10,012,136
7/23	$9,311,488	$10,348,471
8/23	$8,924,852	$10,101,290
9/23	$8,468,406	$9,665,537
10/23	$8,371,747	$9,385,083
11/23	$9,279,268	$10,264,954
12/23	$9,584,242	$10,768,905
1/24	$10,174,458	$10,898,137
2/24	$11,257,423	$11,360,192
3/24	$11,712,269	$11,725,250
4/24	$11,214,105	$11,289,719
5/24	$11,993,840	$11,793,827
6/24	$12,205,018	$12,033,807
7/24	$11,993,840	$12,245,872
8/24	$12,670,693	$12,569,536
9/24	$12,638,204	$12,799,734
10/24	$12,773,575	$12,545,827
11/24	$13,385,450	$13,121,512
12/24	$12,737,544	$12,779,558
1/25	$13,155,435	$13,230,530
2/25	$13,377,949	$13,135,307
3/25	$12,520,457	$12,550,516
4/25	$12,694,126	$12,662,053
5/25	$13,643,879	$13,411,544
6/25	$14,219,158	$13,990,292
7/25	$14,479,662	$14,170,385
8/25	$14,886,699	$14,540,025
9/25	$15,337,153	$15,007,427
10/25	$15,027,805	$15,307,956
11/25	$14,789,010	$15,351,197
12/25	$14,987,522	$15,475,287

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class R6	17.66%	11.17%	12.12%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$359,646,678
# of Portfolio Holdings	21
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$2,127,050

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Consumer Staples	1.8%
Consumer Discretionary	2.6%
Health Care	4.7%
Materials	5.8%
Real Estate	6.1%
Industrials	7.8%
Communication Services	9.8%
Information Technology	30.2%
Financials	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Microsoft Corp.	7.7%
Tencent Holdings Ltd.	7.2%
CBRE Group, Inc.	6.1%
Banco Santander SA	5.8%
CRH PLC	5.8%
Mizuho Financial Group, Inc.	5.6%
JPMorgan Chase & Co.	5.3%
Rolls-Royce Holdings PLC	5.3%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MLNSX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class A MLMAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.34%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Poor stock selection overall in Europe and North America

↓ Poor stock selection within the financial sector in the U.S.

↓ Underweighted allocation to higher-risk stocks in the U.S.

↑ Excellent stock selection in Asia Pacific ex Japan and Japan

↑ Excellent allocation to and stock selection within Europe and Japan

↑ Overweighted allocation to higher-risk stocks in Europe

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI World Net Index
5/16	$9,479	$10,000
5/16	$9,469	$9,992
6/16	$9,213	$9,880
7/16	$9,640	$10,297
8/16	$9,602	$10,306
9/16	$9,716	$10,361
10/16	$9,384	$10,160
11/16	$9,488	$10,306
12/16	$9,558	$10,553
1/17	$9,758	$10,808
2/17	$10,082	$11,107
3/17	$10,111	$11,226
4/17	$10,273	$11,392
5/17	$10,540	$11,633
6/17	$10,578	$11,678
7/17	$10,895	$11,957
8/17	$10,933	$11,974
9/17	$11,047	$12,243
10/17	$11,334	$12,474
11/17	$11,677	$12,744
12/17	$11,643	$12,917
1/18	$12,408	$13,599
2/18	$11,920	$13,035
3/18	$11,519	$12,751
4/18	$11,280	$12,898
5/18	$11,385	$12,979
6/18	$11,232	$12,973
7/18	$11,490	$13,378
8/18	$11,547	$13,543
9/18	$11,557	$13,619
10/18	$10,534	$12,619
11/18	$10,649	$12,762
12/18	$9,732	$11,792
1/19	$10,556	$12,709
2/19	$10,854	$13,091
3/19	$11,017	$13,263
4/19	$11,707	$13,733
5/19	$10,863	$12,941
6/19	$11,486	$13,794
7/19	$11,592	$13,862
8/19	$11,410	$13,579
9/19	$11,554	$13,868
10/19	$11,880	$14,220
11/19	$12,311	$14,616
12/19	$12,686	$15,054
1/20	$12,706	$14,963
2/20	$11,656	$13,698
3/20	$9,835	$11,885
4/20	$10,846	$13,184
5/20	$11,521	$13,820
6/20	$12,012	$14,186
7/20	$12,956	$14,865
8/20	$13,967	$15,858
9/20	$13,611	$15,311
10/20	$13,515	$14,841
11/20	$14,728	$16,739
12/20	$15,335	$17,448
1/21	$15,432	$17,275
2/21	$15,923	$17,718
3/21	$15,933	$18,307
4/21	$16,780	$19,159
5/21	$16,896	$19,435
6/21	$17,031	$19,725
7/21	$17,146	$20,078
8/21	$17,377	$20,578
9/21	$16,722	$19,723
10/21	$17,936	$20,841
11/21	$17,541	$20,384
12/21	$17,963	$21,255
1/22	$17,058	$20,130
2/22	$16,283	$19,621
3/22	$16,313	$20,160
4/22	$15,216	$18,485
5/22	$15,085	$18,499
6/22	$13,797	$16,897
7/22	$15,125	$18,238
8/22	$14,471	$17,476
9/22	$13,203	$15,851
10/22	$13,747	$16,989
11/22	$15,065	$18,171
12/22	$14,435	$17,399
1/23	$15,815	$18,630
2/23	$15,342	$18,182
3/23	$15,352	$18,744
4/23	$15,493	$19,073
5/23	$14,979	$18,882
6/23	$16,289	$20,024
7/23	$16,631	$20,697
8/23	$16,037	$20,203
9/23	$15,160	$19,331
10/23	$14,828	$18,770
11/23	$16,379	$20,530
12/23	$16,978	$21,538
1/24	$17,423	$21,796
2/24	$18,810	$22,720
3/24	$19,457	$23,450
4/24	$18,557	$22,579
5/24	$19,457	$23,588
6/24	$19,852	$24,068
7/24	$19,923	$24,492
8/24	$20,631	$25,139
9/24	$20,752	$25,599
10/24	$20,783	$25,092
11/24	$21,794	$26,243
12/24	$20,975	$25,559
1/25	$21,683	$26,461
2/25	$21,673	$26,271
3/25	$20,337	$25,101
4/25	$20,327	$25,324
5/25	$21,663	$26,823
6/25	$22,503	$27,981
7/25	$22,827	$28,341
8/25	$23,737	$29,080
9/25	$24,708	$30,015
10/25	$24,577	$30,616
11/25	$24,415	$30,702
12/25	$24,668	$30,951

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class A	17.61%	9.97%	10.48%
Class A, with 5.25% maximum front end sales charge	11.42%	8.80%	9.86%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$54,736,439
# of Portfolio Holdings	41
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$84,126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials 28.2%
Information Technology 24.1%
Consumer Discretionary 15.0%
Communication Services 13.3%
Industrials 7.1%
Materials 6.4%
Real Estate 3.2%
Energy 1.8%
Short-Term Investments 0.7%
Consumer Staples 0.2%

Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.7%
Energy	1.8%
Real Estate	3.2%
Materials	6.4%
Industrials	7.1%
Communication Services	13.3%
Consumer Discretionary	15.0%
Information Technology	24.1%
Financials	28.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Alphabet, Inc.	5.6%
CRH PLC	5.5%
Apple, Inc.	5.1%
JPMorgan Chase & Co.	5.0%
Microsoft Corp.	4.8%
Banco Santander SA	4.8%
Tencent Holdings Ltd.	4.4%
Amazon.com, Inc.	4.2%
Total	52.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MLMAX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class C MLMCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$227	2.10%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Poor stock selection overall in Europe and North America

↓ Poor stock selection within the financial sector in the U.S.

↓ Underweighted allocation to higher-risk stocks in the U.S.

↑ Excellent stock selection in Asia Pacific ex Japan and Japan

↑ Excellent allocation to and stock selection within Europe and Japan

↑ Overweighted allocation to higher-risk stocks in Europe

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI World Net Index
5/16	$10,000	$10,000
5/16	$9,990	$9,992
6/16	$9,720	$9,880
7/16	$10,160	$10,297
8/16	$10,110	$10,306
9/16	$10,230	$10,361
10/16	$9,870	$10,160
11/16	$9,980	$10,306
12/16	$10,041	$10,553
1/17	$10,251	$10,808
2/17	$10,583	$11,107
3/17	$10,603	$11,226
4/17	$10,764	$11,392
5/17	$11,045	$11,633
6/17	$11,065	$11,678
7/17	$11,398	$11,957
8/17	$11,428	$11,974
9/17	$11,548	$12,243
10/17	$11,830	$12,474
11/17	$12,181	$12,744
12/17	$12,141	$12,917
1/18	$12,925	$13,599
2/18	$12,413	$13,035
3/18	$11,990	$12,751
4/18	$11,739	$12,898
5/18	$11,830	$12,979
6/18	$11,669	$12,973
7/18	$11,920	$13,378
8/18	$11,980	$13,543
9/18	$11,980	$13,619
10/18	$10,915	$12,619
11/18	$11,026	$12,762
12/18	$10,071	$11,792
1/19	$10,915	$12,709
2/19	$11,217	$13,091
3/19	$11,377	$13,263
4/19	$12,081	$13,733
5/19	$11,207	$12,941
6/19	$11,840	$13,794
7/19	$11,950	$13,862
8/19	$11,749	$13,579
9/19	$11,890	$13,868
10/19	$12,222	$14,220
11/19	$12,644	$14,616
12/19	$13,036	$15,054
1/20	$13,046	$14,963
2/20	$11,960	$13,698
3/20	$10,081	$11,885
4/20	$11,106	$13,184
5/20	$11,789	$13,820
6/20	$12,292	$14,186
7/20	$13,247	$14,865
8/20	$14,272	$15,858
9/20	$13,900	$15,311
10/20	$13,800	$14,841
11/20	$15,026	$16,739
12/20	$15,629	$17,448
1/21	$15,729	$17,275
2/21	$16,212	$17,718
3/21	$16,212	$18,307
4/21	$17,066	$19,159
5/21	$17,177	$19,435
6/21	$17,297	$19,725
7/21	$17,398	$20,078
8/21	$17,619	$20,578
9/21	$16,956	$19,723
10/21	$18,172	$20,841
11/21	$17,760	$20,384
12/21	$18,180	$21,255
1/22	$17,244	$20,130
2/22	$16,456	$19,621
3/22	$16,477	$20,160
4/22	$15,352	$18,485
5/22	$15,215	$18,499
6/22	$13,900	$16,897
7/22	$15,236	$18,238
8/22	$14,573	$17,476
9/22	$13,280	$15,851
10/22	$13,816	$16,989
11/22	$15,141	$18,171
12/22	$14,500	$17,399
1/23	$15,867	$18,630
2/23	$15,394	$18,182
3/23	$15,383	$18,744
4/23	$15,509	$19,073
5/23	$14,994	$18,882
6/23	$16,298	$20,024
7/23	$16,634	$20,697
8/23	$16,014	$20,203
9/23	$15,131	$19,331
10/23	$14,805	$18,770
11/23	$16,329	$20,530
12/23	$16,918	$21,538
1/24	$17,349	$21,796
2/24	$18,727	$22,720
3/24	$19,347	$23,450
4/24	$18,443	$22,579
5/24	$19,332	$23,588
6/24	$19,724	$24,068
7/24	$19,795	$24,492
8/24	$20,498	$25,139
9/24	$20,619	$25,599
10/24	$20,649	$25,092
11/24	$21,654	$26,243
12/24	$20,840	$25,559
1/25	$21,544	$26,461
2/25	$21,534	$26,271
3/25	$20,207	$25,101
4/25	$20,197	$25,324
5/25	$21,524	$26,823
6/25	$22,358	$27,981
7/25	$22,680	$28,341
8/25	$23,585	$29,080
9/25	$24,550	$30,015
10/25	$24,419	$30,616
11/25	$24,258	$30,702
12/25	$24,509	$30,951

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class C, with conversion to Class A after 8 years	16.62%	9.13%	9.79%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	15.62%	9.13%	9.79%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$54,736,439
# of Portfolio Holdings	41
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$84,126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.7%
Energy	1.8%
Real Estate	3.2%
Materials	6.4%
Industrials	7.1%
Communication Services	13.3%
Consumer Discretionary	15.0%
Information Technology	24.1%
Financials	28.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Alphabet, Inc.	5.6%
CRH PLC	5.5%
Apple, Inc.	5.1%
JPMorgan Chase & Co.	5.0%
Microsoft Corp.	4.8%
Banco Santander SA	4.8%
Tencent Holdings Ltd.	4.4%
Amazon.com, Inc.	4.2%
Total	52.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MLMCX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class I MLMIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.00%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Poor stock selection overall in Europe and North America

↓ Poor stock selection within the financial sector in the U.S.

↓ Underweighted allocation to higher-risk stocks in the U.S.

↑ Excellent stock selection in Asia Pacific ex Japan and Japan

↑ Excellent allocation to and stock selection within Europe and Japan

↑ Overweighted allocation to higher-risk stocks in Europe

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World Net Index
5/16	$1,000,000	$1,000,000
5/16	$1,000,000	$999,199
6/16	$973,000	$988,002
7/16	$1,018,000	$1,029,744
8/16	$1,014,000	$1,030,600
9/16	$1,027,000	$1,036,074
10/16	$992,000	$1,016,023
11/16	$1,003,000	$1,030,632
12/16	$1,010,838	$1,055,294
1/17	$1,033,010	$1,080,763
2/17	$1,067,275	$1,110,748
3/17	$1,070,299	$1,122,579
4/17	$1,088,439	$1,139,201
5/17	$1,116,658	$1,163,300
6/17	$1,120,689	$1,167,776
7/17	$1,155,096	$1,195,724
8/17	$1,159,132	$1,197,408
9/17	$1,172,246	$1,224,282
10/17	$1,202,511	$1,247,419
11/17	$1,238,828	$1,274,448
12/17	$1,235,936	$1,291,683
1/18	$1,316,981	$1,359,884
2/18	$1,266,328	$1,303,548
3/18	$1,224,792	$1,275,135
4/18	$1,199,466	$1,289,788
5/18	$1,210,609	$1,297,870
6/18	$1,194,400	$1,297,251
7/18	$1,221,753	$1,337,769
8/18	$1,228,844	$1,354,321
9/18	$1,229,858	$1,361,862
10/18	$1,121,460	$1,261,863
11/18	$1,134,630	$1,276,198
12/18	$1,036,291	$1,179,158
1/19	$1,125,116	$1,270,904
2/19	$1,156,766	$1,309,119
3/19	$1,174,122	$1,326,314
4/19	$1,248,654	$1,373,344
5/19	$1,158,808	$1,294,101
6/19	$1,226,192	$1,379,376
7/19	$1,237,423	$1,386,208
8/19	$1,219,045	$1,357,854
9/19	$1,234,360	$1,386,750
10/19	$1,269,073	$1,422,040
11/19	$1,316,038	$1,461,644
12/19	$1,357,113	$1,505,432
1/20	$1,359,170	$1,496,269
2/20	$1,247,021	$1,369,796
3/20	$1,052,560	$1,188,514
4/20	$1,160,594	$1,318,352
5/20	$1,233,645	$1,382,039
6/20	$1,287,148	$1,418,596
7/20	$1,387,979	$1,486,463
8/20	$1,497,042	$1,585,780
9/20	$1,458,973	$1,531,072
10/20	$1,449,713	$1,484,107
11/20	$1,580,383	$1,673,867
12/20	$1,645,203	$1,744,833
1/21	$1,656,521	$1,727,492
2/21	$1,710,024	$1,771,758
3/21	$1,711,052	$1,830,708
4/21	$1,802,624	$1,915,909
5/21	$1,816,000	$1,943,509
6/21	$1,831,433	$1,972,476
7/21	$1,843,780	$2,007,809
8/21	$1,869,502	$2,057,780
9/21	$1,799,537	$1,972,340
10/21	$1,931,236	$2,084,054
11/21	$1,889,051	$2,038,387
12/21	$1,935,201	$2,125,508
1/22	$1,837,420	$2,013,045
2/22	$1,754,682	$1,962,133
3/22	$1,758,981	$2,015,980
4/22	$1,640,784	$1,848,506
5/22	$1,626,815	$1,849,906
6/22	$1,488,203	$1,689,663
7/22	$1,632,188	$1,823,816
8/22	$1,562,344	$1,747,567
9/22	$1,425,881	$1,585,113
10/22	$1,484,979	$1,698,945
11/22	$1,627,890	$1,817,073
12/22	$1,560,364	$1,739,907
1/23	$1,710,254	$1,863,016
2/23	$1,659,572	$1,818,232
3/23	$1,660,650	$1,874,415
4/23	$1,675,747	$1,907,272
5/23	$1,621,830	$1,888,231
6/23	$1,764,171	$2,002,427
7/23	$1,801,913	$2,069,694
8/23	$1,737,213	$2,020,258
9/23	$1,642,318	$1,933,107
10/23	$1,607,811	$1,877,017
11/23	$1,776,033	$2,052,991
12/23	$1,840,657	$2,153,781
1/24	$1,889,524	$2,179,627
2/24	$2,041,554	$2,272,038
3/24	$2,111,054	$2,345,050
4/24	$2,014,406	$2,257,944
5/24	$2,113,226	$2,358,765
6/24	$2,155,577	$2,406,761
7/24	$2,164,265	$2,449,174
8/24	$2,242,452	$2,513,907
9/24	$2,255,483	$2,559,947
10/24	$2,259,827	$2,509,165
11/24	$2,369,506	$2,624,302
12/24	$2,282,092	$2,555,912
1/25	$2,359,322	$2,646,106
2/25	$2,358,234	$2,627,061
3/25	$2,213,564	$2,510,103
4/25	$2,213,564	$2,532,411
5/25	$2,359,322	$2,682,309
6/25	$2,450,693	$2,798,058
7/25	$2,487,676	$2,834,077
8/25	$2,587,749	$2,908,005
9/25	$2,694,348	$3,001,485
10/25	$2,681,295	$3,061,591
11/25	$2,662,803	$3,070,239
12/25	$2,691,843	$3,095,057

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class I	17.96%	10.35%	10.87%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$54,736,439
# of Portfolio Holdings	41
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$84,126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.7%
Energy	1.8%
Real Estate	3.2%
Materials	6.4%
Industrials	7.1%
Communication Services	13.3%
Consumer Discretionary	15.0%
Information Technology	24.1%
Financials	28.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Alphabet, Inc.	5.6%
CRH PLC	5.5%
Apple, Inc.	5.1%
JPMorgan Chase & Co.	5.0%
Microsoft Corp.	4.8%
Banco Santander SA	4.8%
Tencent Holdings Ltd.	4.4%
Amazon.com, Inc.	4.2%
Total	52.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MLMIX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class R6 MLMSX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$104	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Poor stock selection overall in Europe and North America

↓ Poor stock selection within the financial sector in the U.S.

↓ Underweighted allocation to higher-risk stocks in the U.S.

↑ Excellent stock selection in Asia Pacific ex Japan and Japan

↑ Excellent allocation to and stock selection within Europe and Japan

↑ Overweighted allocation to higher-risk stocks in Europe

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI World Net Index
5/16	$5,000,000	$5,000,000
5/16	$5,000,000	$4,995,993
6/16	$4,865,000	$4,940,011
7/16	$5,090,000	$5,148,719
8/16	$5,070,000	$5,152,998
9/16	$5,135,000	$5,180,370
10/16	$4,960,000	$5,080,115
11/16	$5,020,000	$5,153,162
12/16	$5,054,958	$5,276,469
1/17	$5,165,834	$5,403,817
2/17	$5,337,189	$5,553,738
3/17	$5,352,308	$5,612,896
4/17	$5,443,026	$5,696,005
5/17	$5,584,141	$5,816,501
6/17	$5,604,300	$5,838,880
7/17	$5,776,361	$5,978,619
8/17	$5,796,541	$5,987,038
9/17	$5,862,124	$6,121,412
10/17	$6,013,470	$6,237,097
11/17	$6,200,129	$6,372,240
12/17	$6,181,943	$6,458,415
1/18	$6,587,316	$6,799,421
2/18	$6,333,958	$6,517,738
3/18	$6,126,204	$6,375,674
4/18	$5,999,525	$6,448,938
5/18	$6,055,264	$6,489,350
6/18	$5,979,256	$6,486,254
7/18	$6,116,070	$6,688,843
8/18	$6,146,473	$6,771,603
9/18	$6,151,540	$6,809,308
10/18	$5,614,420	$6,309,315
11/18	$5,675,226	$6,380,989
12/18	$5,186,888	$5,895,791
1/19	$5,631,478	$6,354,518
2/19	$5,789,895	$6,545,597
3/19	$5,876,769	$6,631,570
4/19	$6,249,817	$6,866,721
5/19	$5,800,116	$6,470,505
6/19	$6,137,391	$6,896,878
7/19	$6,193,604	$6,931,041
8/19	$6,101,620	$6,789,270
9/19	$6,178,273	$6,933,752
10/19	$6,357,131	$7,110,199
11/19	$6,587,092	$7,308,219
12/19	$6,789,551	$7,527,160
1/20	$6,805,005	$7,481,345
2/20	$6,243,502	$6,848,982
3/20	$5,269,887	$5,942,569
4/20	$5,810,784	$6,591,761
5/20	$6,176,534	$6,910,197
6/20	$6,444,407	$7,092,979
7/20	$6,949,245	$7,432,316
8/20	$7,495,293	$7,928,902
9/20	$7,304,692	$7,655,362
10/20	$7,258,329	$7,420,533
11/20	$7,912,557	$8,369,334
12/20	$8,242,247	$8,724,166
1/21	$8,298,913	$8,637,460
2/21	$8,561,634	$8,858,789
3/21	$8,571,937	$9,153,540
4/21	$9,030,412	$9,579,546
5/21	$9,097,380	$9,717,544
6/21	$9,169,500	$9,862,382
7/21	$9,236,468	$10,039,046
8/21	$9,360,102	$10,288,901
9/21	$9,014,958	$9,861,700
10/21	$9,669,186	$10,420,272
11/21	$9,463,130	$10,191,933
12/21	$9,688,802	$10,627,538
1/22	$9,204,630	$10,065,225
2/22	$8,790,395	$9,810,664
3/22	$8,811,914	$10,079,901
4/22	$8,220,149	$9,242,530
5/22	$8,155,593	$9,249,530
6/22	$7,456,235	$8,448,317
7/22	$8,182,492	$9,119,082
8/22	$7,832,812	$8,737,834
9/22	$7,144,213	$7,925,565
10/22	$7,440,096	$8,494,724
11/22	$8,160,973	$9,085,365
12/22	$7,821,114	$8,699,534
1/23	$8,566,496	$9,315,079
2/23	$8,318,036	$9,091,159
3/23	$8,323,437	$9,372,073
4/23	$8,399,055	$9,536,361
5/23	$8,128,989	$9,441,156
6/23	$8,841,964	$10,012,136
7/23	$9,031,010	$10,348,471
8/23	$8,706,931	$10,101,290
9/23	$8,231,614	$9,665,537
10/23	$8,058,772	$9,385,083
11/23	$8,906,780	$10,264,954
12/23	$9,229,273	$10,768,905
1/24	$9,474,154	$10,898,137
2/24	$10,236,004	$11,360,192
3/24	$10,589,720	$11,725,250
4/24	$10,099,959	$11,289,719
5/24	$10,595,162	$11,793,827
6/24	$10,812,834	$12,033,807
7/24	$10,856,368	$12,245,872
8/24	$11,242,735	$12,569,536
9/24	$11,308,036	$12,799,734
10/24	$11,335,245	$12,545,827
11/24	$11,884,866	$13,121,512
12/24	$11,446,205	$12,779,558
1/25	$11,833,380	$13,230,530
2/25	$11,827,927	$13,135,307
3/25	$11,108,109	$12,550,516
4/25	$11,108,109	$12,662,053
5/25	$11,838,834	$13,411,544
6/25	$12,296,900	$13,990,292
7/25	$12,482,308	$14,170,385
8/25	$12,983,999	$14,540,025
9/25	$13,523,863	$15,007,427
10/25	$13,452,972	$15,307,956
11/25	$13,365,721	$15,351,197
12/25	$13,511,021	$15,475,287

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class R6	18.04%	10.39%	10.91%
MSCI World Net Index	21.09%	12.15%	12.49%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$54,736,439
# of Portfolio Holdings	41
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$84,126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	0.2%
Short-Term Investments	0.7%
Energy	1.8%
Real Estate	3.2%
Materials	6.4%
Industrials	7.1%
Communication Services	13.3%
Consumer Discretionary	15.0%
Information Technology	24.1%
Financials	28.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Alphabet, Inc.	5.6%
CRH PLC	5.5%
Apple, Inc.	5.1%
JPMorgan Chase & Co.	5.0%
Microsoft Corp.	4.8%
Banco Santander SA	4.8%
Tencent Holdings Ltd.	4.4%
Amazon.com, Inc.	4.2%
Total	52.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MLMSX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio

Class A MSJAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.35%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in health care, where a biopharmaceutical company focused on innovative therapies for sleep disorders and other central nervous system conditions was the sector’s largest contributor

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↑ Average underweight in consumer staples

↓ Stock selection and average overweight in consumer discretionary, which declined mainly due to a designer, manufacturer and distributor of flooring products

↓ Stock selection and average underweight in financials

↓ Stock selection and average underweight in materials

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI All Country World Net Index
12/18	$9,479	$10,000
1/19	$10,133	$10,790
2/19	$10,711	$11,078
3/19	$11,251	$11,218
4/19	$12,142	$11,596
5/19	$10,891	$10,908
6/19	$11,564	$11,623
7/19	$11,355	$11,657
8/19	$11,479	$11,380
9/19	$11,062	$11,620
10/19	$11,100	$11,938
11/19	$12,360	$12,229
12/19	$12,313	$12,660
1/20	$13,109	$12,520
2/20	$12,209	$11,509
3/20	$8,976	$9,955
4/20	$11,033	$11,021
5/20	$13,602	$11,501
6/20	$15,725	$11,868
7/20	$17,024	$12,496
8/20	$19,318	$13,261
9/20	$19,100	$12,833
10/20	$18,531	$12,521
11/20	$23,592	$14,065
12/20	$25,746	$14,718
1/21	$33,529	$14,651
2/21	$34,321	$14,990
3/21	$31,476	$15,390
4/21	$33,285	$16,063
5/21	$31,955	$16,313
6/21	$35,485	$16,528
7/21	$33,431	$16,642
8/21	$32,669	$17,059
9/21	$31,349	$16,354
10/21	$34,028	$17,189
11/21	$30,146	$16,775
12/21	$28,114	$17,446
1/22	$22,983	$16,589
2/22	$20,392	$16,161
3/22	$19,173	$16,511
4/22	$15,219	$15,189
5/22	$13,007	$15,207
6/22	$11,379	$13,925
7/22	$12,382	$14,897
8/22	$11,891	$14,349
9/22	$10,795	$12,975
10/22	$10,877	$13,758
11/22	$10,088	$14,825
12/22	$9,453	$14,242
1/23	$11,440	$15,263
2/23	$11,788	$14,825
3/23	$12,372	$15,283
4/23	$11,901	$15,502
5/23	$13,263	$15,336
6/23	$15,240	$16,227
7/23	$17,237	$16,821
8/23	$16,407	$16,351
9/23	$15,137	$15,674
10/23	$13,427	$15,203
11/23	$14,093	$16,606
12/23	$16,262	$17,404
1/24	$15,378	$17,506
2/24	$16,356	$18,257
3/24	$17,126	$18,831
4/24	$15,909	$18,209
5/24	$15,888	$18,949
6/24	$15,378	$19,371
7/24	$16,523	$19,683
8/24	$16,387	$20,183
9/24	$17,428	$20,652
10/24	$16,887	$20,188
11/24	$17,761	$20,944
12/24	$17,168	$20,448
1/25	$18,812	$21,134
2/25	$18,343	$21,007
3/25	$16,668	$20,177
4/25	$17,157	$20,365
5/25	$17,480	$21,536
6/25	$18,874	$22,503
7/25	$19,155	$22,808
8/25	$20,133	$23,371
9/25	$20,549	$24,218
10/25	$20,903	$24,760
11/25	$20,996	$24,757
12/25	$21,335	$25,015

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 12/31/18 (Inception)
Class A	24.27%	(3.69)%	12.29%
Class A, with 5.25% maximum front end sales charge	17.78%	(4.72)%	11.43%
MSCI All Country World Net Index	22.34%	11.19%	14.00%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$26,085,582
# of Portfolio Holdings	24
Portfolio Turnover Rate	176%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Health Care
49.7%
Consumer Discretionary
16.3%
Short-Term Investments
10.8%
Industrials
7.2%
Information Technology
5.4%
Financials
4.2%
Energy
3.9%
Communication Services
1.3%
Real Estate
1.2%

Value	Value
Real Estate	1.2%
Communication Services	1.3%
Energy	3.9%
Financials	4.2%
Information Technology	5.4%
Industrials	7.2%
Short-Term Investments	10.8%
Consumer Discretionary	16.3%
Health Care	49.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	7.5%
Roivant Sciences Ltd.	7.2%
QXO, Inc.	5.8%
Teva Pharmaceutical Industries Ltd.	5.8%
Abivax SA	5.6%
Teleflex, Inc.	5.5%
Immunovant, Inc.	5.2%
Arbutus Biopharma Corp.	5.0%
Belite Bio, Inc.	4.3%
Floor & Decor Holdings, Inc.	4.3%
Total	56.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSJAX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio

Class C MSJCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.10%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in health care, where a biopharmaceutical company focused on innovative therapies for sleep disorders and other central nervous system conditions was the sector’s largest contributor

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↑ Average underweight in consumer staples

↓ Stock selection and average overweight in consumer discretionary, which declined mainly due to a designer, manufacturer and distributor of flooring products

↓ Stock selection and average underweight in financials

↓ Stock selection and average underweight in materials

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI All Country World Net Index
12/18	$10,000	$10,000
1/19	$10,690	$10,790
2/19	$11,290	$11,078
3/19	$11,840	$11,218
4/19	$12,770	$11,596
5/19	$11,450	$10,908
6/19	$12,150	$11,623
7/19	$11,920	$11,657
8/19	$12,050	$11,380
9/19	$11,600	$11,620
10/19	$11,640	$11,938
11/19	$12,950	$12,229
12/19	$12,890	$12,660
1/20	$13,720	$12,520
2/20	$12,770	$11,509
3/20	$9,380	$9,955
4/20	$11,520	$11,021
5/20	$14,200	$11,501
6/20	$16,400	$11,868
7/20	$17,740	$12,496
8/20	$20,130	$13,261
9/20	$19,890	$12,833
10/20	$19,290	$12,521
11/20	$24,540	$14,065
12/20	$26,758	$14,718
1/21	$34,828	$14,651
2/21	$35,633	$14,990
3/21	$32,651	$15,390
4/21	$34,508	$16,063
5/21	$33,115	$16,313
6/21	$36,748	$16,528
7/21	$34,601	$16,642
8/21	$33,786	$17,059
9/21	$32,403	$16,354
10/21	$35,138	$17,189
11/21	$31,113	$16,775
12/21	$29,010	$17,446
1/22	$23,697	$16,589
2/22	$21,035	$16,161
3/22	$19,758	$16,511
4/22	$15,679	$15,189
5/22	$13,396	$15,207
6/22	$11,708	$13,925
7/22	$12,725	$14,897
8/22	$12,216	$14,349
9/22	$11,080	$12,975
10/22	$11,167	$13,758
11/22	$10,344	$14,825
12/22	$9,695	$14,242
1/23	$11,719	$15,263
2/23	$12,065	$14,825
3/23	$12,660	$15,283
4/23	$12,162	$15,502
5/23	$13,547	$15,336
6/23	$15,560	$16,227
7/23	$17,594	$16,821
8/23	$16,739	$16,351
9/23	$15,430	$15,674
10/23	$13,677	$15,203
11/23	$14,348	$16,606
12/23	$16,542	$17,404
1/24	$15,634	$17,506
2/24	$16,630	$18,257
3/24	$17,395	$18,831
4/24	$16,148	$18,209
5/24	$16,115	$18,949
6/24	$15,590	$19,371
7/24	$16,739	$19,683
8/24	$16,597	$20,183
9/24	$17,636	$20,652
10/24	$17,067	$20,188
11/24	$17,942	$20,944
12/24	$17,341	$20,448
1/25	$18,993	$21,134
2/25	$18,500	$21,007
3/25	$16,794	$20,177
4/25	$17,286	$20,365
5/25	$17,603	$21,536
6/25	$18,993	$22,503
7/25	$19,255	$22,808
8/25	$20,229	$23,371
9/25	$20,634	$24,218
10/25	$20,984	$24,760
11/25	$21,061	$24,757
12/25	$21,378	$25,015

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 12/31/18 (Inception)
Class C	23.28%	(4.39)%	11.46%
Class C, with 1% maximum contingent deferred sales charge	22.28%	(4.39)%	11.46%
MSCI All Country World Net Index	22.34%	11.19%	14.00%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$26,085,582
# of Portfolio Holdings	24
Portfolio Turnover Rate	176%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Communication Services	1.3%
Energy	3.9%
Financials	4.2%
Information Technology	5.4%
Industrials	7.2%
Short-Term Investments	10.8%
Consumer Discretionary	16.3%
Health Care	49.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	7.5%
Roivant Sciences Ltd.	7.2%
QXO, Inc.	5.8%
Teva Pharmaceutical Industries Ltd.	5.8%
Abivax SA	5.6%
Teleflex, Inc.	5.5%
Immunovant, Inc.	5.2%
Arbutus Biopharma Corp.	5.0%
Belite Bio, Inc.	4.3%
Floor & Decor Holdings, Inc.	4.3%
Total	56.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSJCX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio

Class I MSJIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.00%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in health care, where a biopharmaceutical company focused on innovative therapies for sleep disorders and other central nervous system conditions was the sector’s largest contributor

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↑ Average underweight in consumer staples

↓ Stock selection and average overweight in consumer discretionary, which declined mainly due to a designer, manufacturer and distributor of flooring products

↓ Stock selection and average underweight in financials

↓ Stock selection and average underweight in materials

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI All Country World Net Index
12/18	$1,000,000	$1,000,000
1/19	$1,070,000	$1,078,960
2/19	$1,131,000	$1,107,819
3/19	$1,188,000	$1,121,751
4/19	$1,282,000	$1,159,627
5/19	$1,151,000	$1,090,839
6/19	$1,222,000	$1,162,267
7/19	$1,200,000	$1,165,673
8/19	$1,214,000	$1,138,020
9/19	$1,170,000	$1,161,966
10/19	$1,175,000	$1,193,767
11/19	$1,309,000	$1,222,909
12/19	$1,303,000	$1,265,974
1/20	$1,389,000	$1,251,990
2/20	$1,294,000	$1,150,867
3/20	$951,000	$995,496
4/20	$1,169,000	$1,102,139
5/20	$1,442,000	$1,150,072
6/20	$1,667,000	$1,186,820
7/20	$1,806,000	$1,249,587
8/20	$2,050,000	$1,326,068
9/20	$2,028,000	$1,283,312
10/20	$1,968,000	$1,252,116
11/20	$2,506,000	$1,406,455
12/20	$2,736,680	$1,471,756
1/21	$3,563,568	$1,465,063
2/21	$3,649,251	$1,498,999
3/21	$3,347,813	$1,539,036
4/21	$3,541,889	$1,606,327
5/21	$3,401,494	$1,631,325
6/21	$3,778,291	$1,652,821
7/21	$3,560,471	$1,664,211
8/21	$3,480,983	$1,705,865
9/21	$3,341,619	$1,635,396
10/21	$3,626,540	$1,718,872
11/21	$3,213,612	$1,677,481
12/21	$2,999,112	$1,744,581
1/22	$2,452,247	$1,658,900
2/22	$2,176,653	$1,616,056
3/22	$2,046,961	$1,651,058
4/22	$1,625,465	$1,518,904
5/22	$1,389,859	$1,520,682
6/22	$1,215,856	$1,392,494
7/22	$1,322,851	$1,489,735
8/22	$1,270,975	$1,434,891
9/22	$1,154,253	$1,297,530
10/22	$1,163,980	$1,375,832
11/22	$1,079,680	$1,482,546
12/22	$1,012,673	$1,424,206
1/23	$1,225,583	$1,526,289
2/23	$1,262,329	$1,482,545
3/23	$1,326,094	$1,528,256
4/23	$1,275,298	$1,550,221
5/23	$1,422,281	$1,533,617
6/23	$1,635,191	$1,622,661
7/23	$1,849,182	$1,682,063
8/23	$1,761,640	$1,635,059
9/23	$1,624,384	$1,567,448
10/23	$1,441,735	$1,520,320
11/23	$1,513,065	$1,660,639
12/23	$1,747,427	$1,740,406
1/24	$1,652,733	$1,750,609
2/24	$1,759,539	$1,825,734
3/24	$1,842,120	$1,883,056
4/24	$1,712,192	$1,820,928
5/24	$1,709,990	$1,894,883
6/24	$1,654,935	$1,937,086
7/24	$1,779,358	$1,968,326
8/24	$1,766,145	$2,018,315
9/24	$1,877,355	$2,065,203
10/24	$1,818,998	$2,018,845
11/24	$1,914,792	$2,094,358
12/24	$1,851,968	$2,044,781
1/25	$2,030,191	$2,113,416
2/25	$1,979,270	$2,100,684
3/25	$1,798,833	$2,017,697
4/25	$1,853,075	$2,036,515
5/25	$1,888,498	$2,153,572
6/25	$2,039,046	$2,250,269
7/25	$2,070,042	$2,280,787
8/25	$2,176,311	$2,337,102
9/25	$2,221,697	$2,421,803
10/25	$2,260,441	$2,475,969
11/25	$2,271,511	$2,475,694
12/25	$2,308,029	$2,501,532

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 12/31/18 (Inception)
Class I	24.63%	(3.35)%	12.69%
MSCI All Country World Net Index	22.34%	11.19%	14.00%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$26,085,582
# of Portfolio Holdings	24
Portfolio Turnover Rate	176%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Communication Services	1.3%
Energy	3.9%
Financials	4.2%
Information Technology	5.4%
Industrials	7.2%
Short-Term Investments	10.8%
Consumer Discretionary	16.3%
Health Care	49.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	7.5%
Roivant Sciences Ltd.	7.2%
QXO, Inc.	5.8%
Teva Pharmaceutical Industries Ltd.	5.8%
Abivax SA	5.6%
Teleflex, Inc.	5.5%
Immunovant, Inc.	5.2%
Arbutus Biopharma Corp.	5.0%
Belite Bio, Inc.	4.3%
Floor & Decor Holdings, Inc.	4.3%
Total	56.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSJIX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio

Class R6 MSJSX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$107	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in health care, where a biopharmaceutical company focused on innovative therapies for sleep disorders and other central nervous system conditions was the sector’s largest contributor

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↑ Average underweight in consumer staples

↓ Stock selection and average overweight in consumer discretionary, which declined mainly due to a designer, manufacturer and distributor of flooring products

↓ Stock selection and average underweight in financials

↓ Stock selection and average underweight in materials

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI All Country World Net Index
12/18	$5,000,000	$5,000,000
1/19	$5,350,000	$5,394,798
2/19	$5,655,000	$5,539,093
3/19	$5,940,000	$5,608,753
4/19	$6,410,000	$5,798,136
5/19	$5,755,000	$5,454,196
6/19	$6,110,000	$5,811,335
7/19	$6,000,000	$5,828,363
8/19	$6,075,000	$5,690,101
9/19	$5,850,000	$5,809,829
10/19	$5,875,000	$5,968,837
11/19	$6,545,000	$6,114,545
12/19	$6,520,000	$6,329,870
1/20	$6,945,000	$6,259,951
2/20	$6,470,000	$5,754,336
3/20	$4,755,000	$4,977,481
4/20	$5,850,000	$5,510,694
5/20	$7,215,000	$5,750,360
6/20	$8,345,000	$5,934,099
7/20	$9,035,000	$6,247,935
8/20	$10,260,000	$6,630,341
9/20	$10,150,000	$6,416,558
10/20	$9,850,000	$6,260,580
11/20	$12,545,000	$7,032,277
12/20	$13,696,971	$7,358,782
1/21	$17,837,556	$7,325,314
2/21	$18,266,071	$7,494,994
3/21	$16,758,526	$7,695,180
4/21	$17,729,137	$8,031,633
5/21	$17,026,993	$8,156,624
6/21	$18,916,586	$8,264,107
7/21	$17,827,231	$8,321,053
8/21	$17,424,530	$8,529,323
9/21	$16,727,549	$8,176,979
10/21	$18,157,651	$8,594,361
11/21	$16,092,522	$8,387,405
12/21	$15,014,602	$8,722,905
1/22	$12,279,761	$8,294,502
2/22	$10,901,531	$8,080,278
3/22	$10,247,547	$8,255,289
4/22	$8,139,665	$7,594,521
5/22	$6,961,414	$7,603,408
6/22	$6,085,832	$6,962,469
7/22	$6,626,315	$7,448,675
8/22	$6,366,883	$7,174,453
9/22	$5,783,162	$6,487,648
10/22	$5,831,805	$6,879,158
11/22	$5,404,824	$7,412,729
12/22	$5,069,725	$7,121,031
1/23	$6,134,476	$7,631,444
2/23	$6,323,644	$7,412,727
3/23	$6,642,529	$7,641,280
4/23	$6,388,502	$7,751,105
5/23	$7,123,558	$7,668,087
6/23	$8,188,309	$8,113,303
7/23	$9,263,869	$8,410,314
8/23	$8,826,078	$8,175,297
9/23	$8,139,665	$7,837,242
10/23	$7,226,250	$7,601,601
11/23	$7,582,968	$8,303,197
12/23	$8,753,387	$8,702,032
1/24	$8,285,144	$8,753,046
2/24	$8,813,983	$9,128,668
3/24	$9,232,647	$9,415,280
4/24	$8,577,107	$9,104,642
5/24	$8,571,598	$9,474,414
6/24	$8,296,161	$9,685,430
7/24	$8,918,649	$9,841,631
8/24	$8,852,544	$10,091,574
9/24	$9,414,436	$10,326,013
10/24	$9,122,472	$10,094,227
11/24	$9,596,224	$10,471,788
12/24	$9,282,788	$10,223,904
1/25	$10,175,044	$10,567,079
2/25	$9,925,655	$10,503,419
3/25	$9,016,773	$10,088,485
4/25	$9,288,329	$10,182,576
5/25	$9,465,672	$10,767,859
6/25	$10,224,921	$11,251,347
7/25	$10,380,096	$11,403,937
8/25	$10,912,125	$11,685,509
9/25	$11,144,887	$12,109,015
10/25	$11,338,856	$12,379,844
11/25	$11,394,275	$12,378,470
12/25	$11,577,785	$12,507,658

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 12/31/18 (Inception)
Class R6	24.72%	(3.31)%	12.74%
MSCI All Country World Net Index	22.34%	11.19%	14.00%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$26,085,582
# of Portfolio Holdings	24
Portfolio Turnover Rate	176%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.2%
Communication Services	1.3%
Energy	3.9%
Financials	4.2%
Information Technology	5.4%
Industrials	7.2%
Short-Term Investments	10.8%
Consumer Discretionary	16.3%
Health Care	49.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Victoria PLC	7.5%
Roivant Sciences Ltd.	7.2%
QXO, Inc.	5.8%
Teva Pharmaceutical Industries Ltd.	5.8%
Abivax SA	5.6%
Teleflex, Inc.	5.5%
Immunovant, Inc.	5.2%
Arbutus Biopharma Corp.	5.0%
Belite Bio, Inc.	4.3%
Floor & Decor Holdings, Inc.	4.3%
Total	56.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSJSX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class A MSFBX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.20%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology was the primary detractor, as the portfolio’s tilt toward software and services lagged the exceptional performance of semiconductors and hardware, which dominated index gains

↓ Stock selection in financials and industrials were other leading detractors from performance

↑ The underweight to consumer staples and the overweights to financials and industrials contributed positively

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI World Net Index
12/15	$9,473	$10,000
1/16	$9,478	$9,402
2/16	$9,250	$9,332
3/16	$9,820	$9,965
4/16	$9,848	$10,123
5/16	$9,976	$10,180
6/16	$10,104	$10,066
7/16	$10,163	$10,491
8/16	$10,153	$10,499
9/16	$10,167	$10,555
10/16	$9,939	$10,351
11/16	$9,705	$10,500
12/16	$9,981	$10,751
1/17	$10,293	$11,011
2/17	$10,718	$11,316
3/17	$10,961	$11,437
4/17	$11,204	$11,606
5/17	$11,719	$11,851
6/17	$11,610	$11,897
7/17	$11,709	$12,182
8/17	$11,645	$12,199
9/17	$11,620	$12,473
10/17	$11,952	$12,708
11/17	$12,254	$12,984
12/17	$12,534	$13,159
1/18	$13,031	$13,854
2/18	$12,342	$13,280
3/18	$12,410	$12,991
4/18	$12,348	$13,140
5/18	$12,487	$13,222
6/18	$12,938	$13,216
7/18	$13,191	$13,629
8/18	$13,311	$13,797
9/18	$13,551	$13,874
10/18	$12,779	$12,856
11/18	$13,149	$13,002
12/18	$12,312	$12,013
1/19	$12,836	$12,948
2/19	$13,497	$13,337
3/19	$14,164	$13,512
4/19	$14,541	$13,991
5/19	$14,137	$13,184
6/19	$14,880	$14,053
7/19	$14,907	$14,122
8/19	$14,973	$13,833
9/19	$14,880	$14,128
10/19	$14,995	$14,487
11/19	$15,448	$14,891
12/19	$15,911	$15,337
1/20	$16,162	$15,244
2/20	$14,957	$13,955
3/20	$13,826	$12,108
4/20	$15,094	$13,431
5/20	$15,688	$14,080
6/20	$15,985	$14,452
7/20	$16,836	$15,144
8/20	$17,453	$16,156
9/20	$17,030	$15,598
10/20	$16,202	$15,120
11/20	$17,333	$17,053
12/20	$17,971	$17,776
1/21	$17,505	$17,599
2/21	$17,440	$18,050
3/21	$18,190	$18,651
4/21	$19,152	$19,519
5/21	$19,270	$19,800
6/21	$19,707	$20,095
7/21	$20,262	$20,455
8/21	$20,451	$20,964
9/21	$19,648	$20,094
10/21	$20,846	$21,232
11/21	$20,291	$20,767
12/21	$21,856	$21,654
1/22	$20,540	$20,508
2/22	$19,855	$19,990
3/22	$19,873	$20,538
4/22	$18,958	$18,832
5/22	$18,988	$18,846
6/22	$17,818	$17,214
7/22	$18,988	$18,581
8/22	$17,945	$17,804
9/22	$16,278	$16,149
10/22	$17,127	$17,308
11/22	$18,636	$18,512
12/22	$18,042	$17,726
1/23	$18,866	$18,980
2/23	$18,153	$18,524
3/23	$19,174	$19,096
4/23	$19,802	$19,431
5/23	$19,100	$19,237
6/23	$20,146	$20,400
7/23	$20,349	$21,085
8/23	$20,245	$20,582
9/23	$19,150	$19,694
10/23	$18,793	$19,123
11/23	$20,368	$20,915
12/23	$20,958	$21,942
1/24	$21,396	$22,205
2/24	$21,972	$23,147
3/24	$21,979	$23,891
4/24	$20,757	$23,003
5/24	$21,215	$24,030
6/24	$21,528	$24,519
7/24	$22,298	$24,952
8/24	$23,100	$25,611
9/24	$23,570	$26,080
10/24	$22,831	$25,563
11/24	$23,469	$26,736
12/24	$22,783	$26,039
1/25	$23,978	$26,958
2/25	$23,957	$26,764
3/25	$23,496	$25,572
4/25	$23,461	$25,800
5/25	$24,398	$27,327
6/25	$24,384	$28,506
7/25	$24,027	$28,873
8/25	$24,069	$29,626
9/25	$23,601	$30,578
10/25	$22,859	$31,191
11/25	$22,776	$31,279
12/25	$22,774	$31,532

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	(0.04)%	4.85%	9.17%
Class A, with 5.25% maximum front end sales charge	(5.30)%	3.72%	8.58%
MSCI World Net Index	21.09%	12.15%	12.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,935,029,249
# of Portfolio Holdings	34
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$18,692,899

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
23.0%
Information Technology
21.4%
Industrials
16.5%
Health Care
13.5%
Consumer Staples
12.5%
Consumer Discretionary
7.1%
Communication Services
5.0%
Short-Term Investments
1.0%

Value	Value
Short-Term Investments	1.0%
Communication Services	5.0%
Consumer Discretionary	7.1%
Consumer Staples	12.5%
Health Care	13.5%
Industrials	16.5%
Information Technology	21.4%
Financials	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.7%
SAP SE	7.6%
Visa, Inc.	5.3%
Alphabet, Inc.	5.0%
RELX PLC	4.3%
Coca-Cola Co.	4.1%
L'Oreal SA	3.6%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.5%
Total	49.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSFBX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class C MSGFX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology was the primary detractor, as the portfolio’s tilt toward software and services lagged the exceptional performance of semiconductors and hardware, which dominated index gains

↓ Stock selection in financials and industrials were other leading detractors from performance

↑ The underweight to consumer staples and the overweights to financials and industrials contributed positively

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI World Net Index
12/15	$10,000	$10,000
1/16	$10,000	$9,402
2/16	$9,752	$9,332
3/16	$10,349	$9,965
4/16	$10,375	$10,123
5/16	$10,506	$10,180
6/16	$10,633	$10,066
7/16	$10,685	$10,491
8/16	$10,670	$10,499
9/16	$10,675	$10,555
10/16	$10,431	$10,351
11/16	$10,181	$10,500
12/16	$10,458	$10,751
1/17	$10,779	$11,011
2/17	$11,221	$11,316
3/17	$11,468	$11,437
4/17	$11,710	$11,606
5/17	$12,241	$11,851
6/17	$12,120	$11,897
7/17	$12,216	$12,182
8/17	$12,137	$12,199
9/17	$12,110	$12,473
10/17	$12,442	$12,708
11/17	$12,748	$12,984
12/17	$13,033	$13,159
1/18	$13,542	$13,854
2/18	$12,820	$13,280
3/18	$12,880	$12,991
4/18	$12,809	$13,140
5/18	$12,946	$13,222
6/18	$13,405	$13,216
7/18	$13,656	$13,629
8/18	$13,772	$13,797
9/18	$14,015	$13,874
10/18	$13,210	$12,856
11/18	$13,579	$13,002
12/18	$12,707	$12,013
1/19	$13,246	$12,948
2/19	$13,918	$13,337
3/19	$14,596	$13,512
4/19	$14,975	$13,991
5/19	$14,550	$13,184
6/19	$15,308	$14,053
7/19	$15,319	$14,122
8/19	$15,382	$13,833
9/19	$15,273	$14,128
10/19	$15,382	$14,487
11/19	$15,836	$14,891
12/19	$16,299	$15,337
1/20	$16,550	$15,244
2/20	$15,308	$13,955
3/20	$14,132	$12,108
4/20	$15,427	$13,431
5/20	$16,018	$14,080
6/20	$16,317	$14,452
7/20	$17,171	$15,144
8/20	$17,792	$16,156
9/20	$17,350	$15,598
10/20	$16,496	$15,120
11/20	$17,630	$17,053
12/20	$18,269	$17,776
1/21	$17,784	$17,599
2/21	$17,711	$18,050
3/21	$18,460	$18,651
4/21	$19,423	$19,519
5/21	$19,533	$19,800
6/21	$19,963	$20,095
7/21	$20,515	$20,455
8/21	$20,687	$20,964
9/21	$19,865	$20,094
10/21	$21,068	$21,232
11/21	$20,491	$20,767
12/21	$22,059	$21,654
1/22	$20,717	$20,508
2/22	$20,015	$19,990
3/22	$20,021	$20,538
4/22	$19,087	$18,832
5/22	$19,112	$18,846
6/22	$17,914	$17,214
7/22	$19,087	$18,581
8/22	$18,021	$17,804
9/22	$16,340	$16,149
10/22	$17,180	$17,308
11/22	$18,679	$18,512
12/22	$18,075	$17,726
1/23	$18,884	$18,980
2/23	$18,163	$18,524
3/23	$19,169	$19,096
4/23	$19,795	$19,431
5/23	$19,074	$19,237
6/23	$20,112	$20,400
7/23	$20,302	$21,085
8/23	$20,188	$20,582
9/23	$19,074	$19,694
10/23	$18,707	$19,123
11/23	$20,264	$20,915
12/23	$20,838	$21,942
1/24	$21,274	$22,205
2/24	$21,847	$23,147
3/24	$21,853	$23,891
4/24	$20,639	$23,003
5/24	$21,093	$24,030
6/24	$21,405	$24,519
7/24	$22,171	$24,952
8/24	$22,968	$25,611
9/24	$23,435	$26,080
10/24	$22,700	$25,563
11/24	$23,335	$26,736
12/24	$22,652	$26,039
1/25	$23,841	$26,958
2/25	$23,821	$26,764
3/25	$23,362	$25,572
4/25	$23,327	$25,800
5/25	$24,259	$27,327
6/25	$24,245	$28,506
7/25	$23,890	$28,873
8/25	$23,932	$29,626
9/25	$23,466	$30,578
10/25	$22,729	$31,191
11/25	$22,645	$31,279
12/25	$22,644	$31,532

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(0.77)%	4.08%	8.52%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	(1.64)%	4.08%	8.52%
MSCI World Net Index	21.09%	12.15%	12.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,935,029,249
# of Portfolio Holdings	34
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$18,692,899

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Communication Services	5.0%
Consumer Discretionary	7.1%
Consumer Staples	12.5%
Health Care	13.5%
Industrials	16.5%
Information Technology	21.4%
Financials	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.7%
SAP SE	7.6%
Visa, Inc.	5.3%
Alphabet, Inc.	5.0%
RELX PLC	4.3%
Coca-Cola Co.	4.1%
L'Oreal SA	3.6%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.5%
Total	49.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSGFX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class I MSFAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology was the primary detractor, as the portfolio’s tilt toward software and services lagged the exceptional performance of semiconductors and hardware, which dominated index gains

↓ Stock selection in financials and industrials were other leading detractors from performance

↑ The underweight to consumer staples and the overweights to financials and industrials contributed positively

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World Net Index
12/15	$1,000,000	$1,000,000
1/16	$1,000,984	$940,176
2/16	$976,881	$933,178
3/16	$1,037,383	$996,503
4/16	$1,040,826	$1,012,271
5/16	$1,054,599	$1,017,957
6/16	$1,068,372	$1,006,550
7/16	$1,074,402	$1,049,075
8/16	$1,073,908	$1,049,947
9/16	$1,075,390	$1,055,524
10/16	$1,051,679	$1,035,097
11/16	$1,026,980	$1,049,981
12/16	$1,056,425	$1,075,105
1/17	$1,089,824	$1,101,053
2/17	$1,135,040	$1,131,600
3/17	$1,161,245	$1,143,654
4/17	$1,186,937	$1,160,587
5/17	$1,241,916	$1,185,139
6/17	$1,230,098	$1,189,699
7/17	$1,240,945	$1,218,171
8/17	$1,234,256	$1,219,887
9/17	$1,232,198	$1,247,266
10/17	$1,267,698	$1,270,838
11/17	$1,299,596	$1,298,373
12/17	$1,329,506	$1,315,932
1/18	$1,382,750	$1,385,413
2/18	$1,309,606	$1,328,019
3/18	$1,317,674	$1,299,073
4/18	$1,311,220	$1,314,001
5/18	$1,326,279	$1,322,235
6/18	$1,374,683	$1,321,604
7/18	$1,402,064	$1,362,883
8/18	$1,415,071	$1,379,746
9/18	$1,441,086	$1,387,428
10/18	$1,359,249	$1,285,552
11/18	$1,398,812	$1,300,156
12/18	$1,309,515	$1,201,295
1/19	$1,366,376	$1,294,762
2/19	$1,436,884	$1,333,696
3/19	$1,507,961	$1,351,213
4/19	$1,548,901	$1,399,126
5/19	$1,505,686	$1,318,395
6/19	$1,585,861	$1,405,271
7/19	$1,588,704	$1,412,232
8/19	$1,596,096	$1,383,345
9/19	$1,586,429	$1,412,784
10/19	$1,598,939	$1,448,736
11/19	$1,647,840	$1,489,083
12/19	$1,697,091	$1,533,694
1/20	$1,725,048	$1,524,359
2/20	$1,596,562	$1,395,512
3/20	$1,475,214	$1,210,826
4/20	$1,611,433	$1,343,102
5/20	$1,675,082	$1,407,985
6/20	$1,707,798	$1,445,227
7/20	$1,798,214	$1,514,369
8/20	$1,865,432	$1,615,551
9/20	$1,820,224	$1,559,815
10/20	$1,732,187	$1,511,968
11/20	$1,852,940	$1,705,291
12/20	$1,921,384	$1,777,589
1/21	$1,872,118	$1,759,922
2/21	$1,865,959	$1,805,019
3/21	$1,946,017	$1,865,076
4/21	$2,049,476	$1,951,877
5/21	$2,063,024	$1,979,995
6/21	$2,109,827	$2,009,506
7/21	$2,170,179	$2,045,502
8/21	$2,189,885	$2,096,411
9/21	$2,104,901	$2,009,367
10/21	$2,233,609	$2,123,179
11/21	$2,175,105	$2,076,654
12/21	$2,342,571	$2,165,410
1/22	$2,201,979	$2,050,836
2/22	$2,129,150	$1,998,968
3/22	$2,131,050	$2,053,827
4/22	$2,034,155	$1,883,208
5/22	$2,037,955	$1,884,635
6/22	$1,911,928	$1,721,384
7/22	$2,038,588	$1,858,055
8/22	$1,926,494	$1,780,374
9/22	$1,747,904	$1,614,871
10/22	$1,839,732	$1,730,839
11/22	$2,001,857	$1,851,185
12/22	$1,938,676	$1,772,570
1/23	$2,027,559	$1,897,991
2/23	$1,950,914	$1,852,366
3/23	$2,061,051	$1,909,603
4/23	$2,129,323	$1,943,078
5/23	$2,054,610	$1,923,679
6/23	$2,167,324	$2,040,019
7/23	$2,189,867	$2,108,549
8/23	$2,178,917	$2,058,185
9/23	$2,061,051	$1,969,398
10/23	$2,023,050	$1,912,254
11/23	$2,193,087	$2,091,532
12/23	$2,256,985	$2,194,214
1/24	$2,304,936	$2,220,546
2/24	$2,367,995	$2,314,692
3/24	$2,368,651	$2,389,074
4/24	$2,237,935	$2,300,333
5/24	$2,287,200	$2,403,047
6/24	$2,321,357	$2,451,944
7/24	$2,404,779	$2,495,153
8/24	$2,492,142	$2,561,101
9/24	$2,543,377	$2,608,005
10/24	$2,463,897	$2,556,270
11/24	$2,533,524	$2,673,569
12/24	$2,459,333	$2,603,894
1/25	$2,589,775	$2,695,782
2/25	$2,587,576	$2,676,380
3/25	$2,538,477	$2,557,226
4/25	$2,535,546	$2,579,952
5/25	$2,636,675	$2,732,664
6/25	$2,635,942	$2,850,587
7/25	$2,597,836	$2,887,282
8/25	$2,602,965	$2,962,598
9/25	$2,553,134	$3,057,833
10/25	$2,473,257	$3,119,067
11/25	$2,465,196	$3,127,878
12/25	$2,464,894	$3,153,162

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	0.23%	5.11%	9.44%
MSCI World Net Index	21.09%	12.15%	12.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,935,029,249
# of Portfolio Holdings	34
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$18,692,899

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Communication Services	5.0%
Consumer Discretionary	7.1%
Consumer Staples	12.5%
Health Care	13.5%
Industrials	16.5%
Information Technology	21.4%
Financials	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.7%
SAP SE	7.6%
Visa, Inc.	5.3%
Alphabet, Inc.	5.0%
RELX PLC	4.3%
Coca-Cola Co.	4.1%
L'Oreal SA	3.6%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.5%
Total	49.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSFAX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class L MSFLX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$176	1.77%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology was the primary detractor, as the portfolio’s tilt toward software and services lagged the exceptional performance of semiconductors and hardware, which dominated index gains

↓ Stock selection in financials and industrials were other leading detractors from performance

↑ The underweight to consumer staples and the overweights to financials and industrials contributed positively

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	MSCI World Net Index
12/15	$10,000	$10,000
1/16	$10,000	$9,402
2/16	$9,754	$9,332
3/16	$10,352	$9,965
4/16	$10,382	$10,123
5/16	$10,512	$10,180
6/16	$10,643	$10,066
7/16	$10,699	$10,491
8/16	$10,684	$10,499
9/16	$10,694	$10,555
10/16	$10,447	$10,351
11/16	$10,200	$10,500
12/16	$10,482	$10,751
1/17	$10,810	$11,011
2/17	$11,253	$11,316
3/17	$11,503	$11,437
4/17	$11,753	$11,606
5/17	$12,284	$11,851
6/17	$12,164	$11,897
7/17	$12,264	$12,182
8/17	$12,191	$12,199
9/17	$12,165	$12,473
10/17	$12,504	$12,708
11/17	$12,817	$12,984
12/17	$13,101	$13,159
1/18	$13,621	$13,854
2/18	$12,889	$13,280
3/18	$12,960	$12,991
4/18	$12,889	$13,140
5/18	$13,025	$13,222
6/18	$13,496	$13,216
7/18	$13,750	$13,629
8/18	$13,871	$13,797
9/18	$14,116	$13,874
10/18	$13,308	$12,856
11/18	$13,685	$13,002
12/18	$12,801	$12,013
1/19	$13,347	$12,948
2/19	$14,030	$13,337
3/19	$14,712	$13,512
4/19	$15,099	$13,991
5/19	$14,672	$13,184
6/19	$15,440	$14,053
7/19	$15,463	$14,122
8/19	$15,525	$13,833
9/19	$15,417	$14,128
10/19	$15,531	$14,487
11/19	$15,992	$14,891
12/19	$16,465	$15,337
1/20	$16,725	$15,244
2/20	$15,466	$13,955
3/20	$14,289	$12,108
4/20	$15,596	$13,431
5/20	$16,199	$14,080
6/20	$16,507	$14,452
7/20	$17,370	$15,144
8/20	$18,003	$16,156
9/20	$17,559	$15,598
10/20	$16,702	$15,120
11/20	$17,855	$17,053
12/20	$18,504	$17,776
1/21	$18,017	$17,599
2/21	$17,944	$18,050
3/21	$18,705	$18,651
4/21	$19,691	$19,519
5/21	$19,806	$19,800
6/21	$20,244	$20,095
7/21	$20,804	$20,455
8/21	$20,987	$20,964
9/21	$20,153	$20,094
10/21	$21,376	$21,232
11/21	$20,804	$20,767
12/21	$22,393	$21,654
1/22	$21,038	$20,508
2/22	$20,329	$19,990
3/22	$20,335	$20,538
4/22	$19,396	$18,832
5/22	$19,421	$18,846
6/22	$18,208	$17,214
7/22	$19,402	$18,581
8/22	$18,326	$17,804
9/22	$16,616	$16,149
10/22	$17,474	$17,308
11/22	$19,004	$18,512
12/22	$18,394	$17,726
1/23	$19,223	$18,980
2/23	$18,488	$18,524
3/23	$19,518	$19,096
4/23	$20,159	$19,431
5/23	$19,430	$19,237
6/23	$20,491	$20,400
7/23	$20,686	$21,085
8/23	$20,573	$20,582
9/23	$19,449	$19,694
10/23	$19,078	$19,123
11/23	$20,667	$20,915
12/23	$21,257	$21,942
1/24	$21,697	$22,205
2/24	$22,269	$23,147
3/24	$22,263	$23,891
4/24	$21,022	$23,003
5/24	$21,474	$24,030
6/24	$21,786	$24,519
7/24	$22,549	$24,952
8/24	$23,351	$25,611
9/24	$23,815	$26,080
10/24	$23,058	$25,563
11/24	$23,694	$26,736
12/24	$22,991	$26,039
1/25	$24,193	$26,958
2/25	$24,158	$26,764
3/25	$23,684	$25,572
4/25	$23,641	$25,800
5/25	$24,568	$27,327
6/25	$24,547	$28,506
7/25	$24,172	$28,873
8/25	$24,207	$29,626
9/25	$23,712	$30,578
10/25	$22,948	$31,191
11/25	$22,849	$31,279
12/25	$22,858	$31,532

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	(0.58)%	4.32%	8.62%
MSCI World Net Index	21.09%	12.15%	12.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,935,029,249
# of Portfolio Holdings	34
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$18,692,899

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Communication Services	5.0%
Consumer Discretionary	7.1%
Consumer Staples	12.5%
Health Care	13.5%
Industrials	16.5%
Information Technology	21.4%
Financials	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.7%
SAP SE	7.6%
Visa, Inc.	5.3%
Alphabet, Inc.	5.0%
RELX PLC	4.3%
Coca-Cola Co.	4.1%
L'Oreal SA	3.6%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.5%
Total	49.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSFLX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class R6 MGISX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.83%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology was the primary detractor, as the portfolio’s tilt toward software and services lagged the exceptional performance of semiconductors and hardware, which dominated index gains

↓ Stock selection in financials and industrials were other leading detractors from performance

↑ The underweight to consumer staples and the overweights to financials and industrials contributed positively

↑ The largest contributors to absolute performance were the cloud hyperscalers Alphabet and Microsoft

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI World Net Index
12/15	$5,000,000	$5,000,000
1/16	$5,004,921	$4,700,879
2/16	$4,886,811	$4,665,892
3/16	$5,189,469	$4,982,516
4/16	$5,206,693	$5,061,356
5/16	$5,275,591	$5,089,784
6/16	$5,344,488	$5,032,751
7/16	$5,374,655	$5,245,377
8/16	$5,372,184	$5,249,736
9/16	$5,379,597	$5,277,622
10/16	$5,260,984	$5,175,485
11/16	$5,139,900	$5,249,903
12/16	$5,285,177	$5,375,525
1/17	$5,454,920	$5,505,264
2/17	$5,681,244	$5,657,999
3/17	$5,809,837	$5,718,268
4/17	$5,941,002	$5,802,937
5/17	$6,213,620	$5,925,695
6/17	$6,157,039	$5,948,495
7/17	$6,211,326	$6,090,857
8/17	$6,180,423	$6,099,434
9/17	$6,170,123	$6,236,331
10/17	$6,345,235	$6,354,188
11/17	$6,507,471	$6,491,867
12/17	$6,659,334	$6,579,660
1/18	$6,926,031	$6,927,067
2/18	$6,559,660	$6,640,096
3/18	$6,600,068	$6,495,366
4/18	$6,567,741	$6,570,005
5/18	$6,643,171	$6,611,176
6/18	$6,885,622	$6,608,022
7/18	$7,022,770	$6,814,414
8/18	$7,087,921	$6,898,728
9/18	$7,218,224	$6,937,141
10/18	$6,811,028	$6,427,761
11/18	$7,006,482	$6,500,780
12/18	$6,562,895	$6,006,474
1/19	$6,845,017	$6,473,812
2/19	$7,201,232	$6,668,479
3/19	$7,557,446	$6,756,066
4/19	$7,762,626	$6,995,631
5/19	$7,548,897	$6,591,977
6/19	$7,947,857	$7,026,355
7/19	$7,964,956	$7,061,159
8/19	$8,002,002	$6,916,726
9/19	$7,953,557	$7,063,921
10/19	$8,016,250	$7,243,680
11/19	$8,261,326	$7,445,417
12/19	$8,510,396	$7,668,469
1/20	$8,650,595	$7,621,794
2/20	$8,006,275	$6,977,560
3/20	$7,400,733	$6,054,130
4/20	$8,083,832	$6,715,509
5/20	$8,405,992	$7,039,923
6/20	$8,567,072	$7,226,137
7/20	$9,023,466	$7,571,845
8/20	$9,360,541	$8,077,753
9/20	$9,133,835	$7,799,077
10/20	$8,692,357	$7,559,840
11/20	$9,300,881	$8,526,453
12/20	$9,645,153	$8,887,947
1/21	$9,397,921	$8,799,612
2/21	$9,367,017	$9,025,097
3/21	$9,771,860	$9,325,381
4/21	$10,291,048	$9,759,385
5/21	$10,359,037	$9,899,973
6/21	$10,596,998	$10,047,531
7/21	$10,899,858	$10,227,511
8/21	$11,001,841	$10,482,057
9/21	$10,572,275	$10,046,836
10/21	$11,221,260	$10,615,894
11/21	$10,927,671	$10,383,268
12/21	$11,771,701	$10,827,051
1/22	$11,065,590	$10,254,182
2/22	$10,699,811	$9,994,841
3/22	$10,712,534	$10,269,133
4/22	$10,222,709	$9,416,042
5/22	$10,241,793	$9,423,173
6/22	$9,612,018	$8,606,919
7/22	$10,248,154	$9,290,277
8/22	$9,688,355	$8,901,871
9/22	$8,791,403	$8,074,354
10/22	$9,249,421	$8,654,197
11/22	$10,066,856	$9,255,927
12/22	$9,750,508	$8,862,852
1/23	$10,197,392	$9,489,953
2/23	$9,815,274	$9,261,829
3/23	$10,369,022	$9,548,016
4/23	$10,715,520	$9,715,389
5/23	$10,336,639	$9,618,396
6/23	$10,906,579	$10,200,096
7/23	$11,019,920	$10,542,745
8/23	$10,964,869	$10,290,924
9/23	$10,372,260	$9,846,990
10/23	$10,181,201	$9,561,271
11/23	$11,039,349	$10,457,660
12/23	$11,361,318	$10,971,071
1/24	$11,605,931	$11,102,730
2/24	$11,919,962	$11,573,459
3/24	$11,926,574	$11,945,370
4/24	$11,268,761	$11,501,663
5/24	$11,516,680	$12,015,235
6/24	$11,691,877	$12,259,720
7/24	$12,111,687	$12,475,766
8/24	$12,551,330	$12,805,507
9/24	$12,812,472	$13,040,026
10/24	$12,412,496	$12,781,352
11/24	$12,766,194	$13,367,844
12/24	$12,391,298	$13,019,471
1/25	$13,048,328	$13,478,910
2/25	$13,040,946	$13,381,899
3/25	$12,793,637	$12,786,130
4/25	$12,778,872	$12,899,761
5/25	$13,291,946	$13,663,321
6/25	$13,288,255	$14,252,935
7/25	$13,100,005	$14,436,408
8/25	$13,125,843	$14,812,988
9/25	$12,874,843	$15,289,165
10/25	$12,476,195	$15,595,335
11/25	$12,435,592	$15,639,388
12/25	$12,435,953	$15,765,808

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	0.36%	5.21%	9.54%
MSCI World Net Index	21.09%	12.15%	12.17%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,935,029,249
# of Portfolio Holdings	34
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$18,692,899

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Communication Services	5.0%
Consumer Discretionary	7.1%
Consumer Staples	12.5%
Health Care	13.5%
Industrials	16.5%
Information Technology	21.4%
Financials	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.7%
SAP SE	7.6%
Visa, Inc.	5.3%
Alphabet, Inc.	5.0%
RELX PLC	4.3%
Coca-Cola Co.	4.1%
L'Oreal SA	3.6%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.5%
Total	49.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGISX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class A MIGPX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.32%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and average overweight in consumer discretionary, as an underperforming cross-border ecommerce platform led the sector lower

↓ Stock selection and average overweight in real estate, driven by a digital homebuying platform

↓ Stock selection and average underweight in financials, where the greatest detractor was a Bitcoin development company

↑ Stock selection and average overweight in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Lack of exposure to consumer staples

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI All Country World Net Index
12/15	$9,476	$10,000
1/16	$8,828	$9,397
2/16	$8,504	$9,332
3/16	$9,021	$10,024
4/16	$9,098	$10,172
5/16	$9,206	$10,185
6/16	$9,175	$10,123
7/16	$9,665	$10,559
8/16	$9,735	$10,595
9/16	$9,898	$10,660
10/16	$9,680	$10,479
11/16	$9,454	$10,558
12/16	$9,465	$10,786
1/17	$9,946	$11,081
2/17	$10,198	$11,392
3/17	$10,529	$11,532
4/17	$11,152	$11,711
5/17	$11,688	$11,970
6/17	$11,609	$12,024
7/17	$12,105	$12,360
8/17	$12,326	$12,408
9/17	$12,279	$12,647
10/17	$12,633	$12,910
11/17	$13,035	$13,160
12/17	$13,348	$13,372
1/18	$14,410	$14,127
2/18	$14,085	$13,533
3/18	$13,760	$13,244
4/18	$14,076	$13,370
5/18	$14,401	$13,387
6/18	$14,471	$13,314
7/18	$14,330	$13,716
8/18	$14,759	$13,824
9/18	$14,714	$13,884
10/18	$13,196	$12,843
11/18	$13,485	$13,031
12/18	$12,543	$12,113
1/19	$13,842	$13,070
2/19	$14,629	$13,419
3/19	$15,104	$13,588
4/19	$15,772	$14,047
5/19	$15,159	$13,214
6/19	$16,083	$14,079
7/19	$16,239	$14,120
8/19	$15,671	$13,785
9/19	$15,315	$14,075
10/19	$15,452	$14,460
11/19	$16,248	$14,813
12/19	$16,436	$15,335
1/20	$17,194	$15,166
2/20	$16,361	$13,941
3/20	$14,350	$12,059
4/20	$17,053	$13,350
5/20	$20,327	$13,931
6/20	$22,629	$14,376
7/20	$24,537	$15,137
8/20	$26,211	$16,063
9/20	$25,678	$15,545
10/20	$25,379	$15,167
11/20	$29,916	$17,037
12/20	$31,962	$17,828
1/21	$31,458	$17,747
2/21	$32,844	$18,158
3/21	$30,412	$18,643
4/21	$31,429	$19,458
5/21	$30,218	$19,761
6/21	$32,737	$20,021
7/21	$32,437	$20,159
8/21	$33,106	$20,664
9/21	$30,392	$19,810
10/21	$32,495	$20,821
11/21	$30,315	$20,320
12/21	$27,331	$21,133
1/22	$20,872	$20,095
2/22	$21,044	$19,576
3/22	$19,328	$20,000
4/22	$15,179	$18,399
5/22	$13,322	$18,420
6/22	$12,246	$16,868
7/22	$14,040	$18,046
8/22	$13,962	$17,381
9/22	$12,745	$15,717
10/22	$13,073	$16,666
11/22	$13,010	$17,958
12/22	$11,525	$17,252
1/23	$13,711	$18,488
2/23	$13,164	$17,958
3/23	$13,914	$18,512
4/23	$13,227	$18,778
5/23	$14,398	$18,577
6/23	$15,444	$19,656
7/23	$16,772	$20,375
8/23	$15,226	$19,806
9/23	$14,257	$18,987
10/23	$13,008	$18,416
11/23	$15,397	$20,116
12/23	$17,349	$21,082
1/24	$16,163	$21,206
2/24	$18,161	$22,116
3/24	$18,692	$22,810
4/24	$17,240	$22,057
5/24	$17,271	$22,953
6/24	$17,896	$23,464
7/24	$18,068	$23,843
8/24	$19,395	$24,448
9/24	$20,644	$25,016
10/24	$21,972	$24,455
11/24	$26,969	$25,369
12/24	$25,622	$24,769
1/25	$27,894	$25,600
2/25	$26,159	$25,446
3/25	$23,208	$24,441
4/25	$25,354	$24,669
5/25	$28,194	$26,087
6/25	$29,898	$27,258
7/25	$30,150	$27,628
8/25	$31,255	$28,310
9/25	$33,085	$29,336
10/25	$33,779	$29,992
11/25	$30,403	$29,989
12/25	$29,645	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	15.70%	(1.49)%	12.08%
Class A, with 5.25% maximum front end sales charge	9.63%	(2.55)%	11.48%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$63,259,926
# of Portfolio Holdings	40
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$196,136

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
36.6%
Financials
17.4%
Consumer Discretionary
15.4%
Health Care
13.0%
Industrials
6.7%
Real Estate
4.3%
Communication Services
3.4%
Short-Term Investments
3.2%

Value	Value
Short-Term Investments	3.2%
Communication Services	3.4%
Real Estate	4.3%
Industrials	6.7%
Health Care	13.0%
Consumer Discretionary	15.4%
Financials	17.4%
Information Technology	36.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
Tesla, Inc.	8.1%
Affirm Holdings, Inc.	6.4%
Shopify, Inc.	5.8%
Royalty Pharma PLC	5.6%
AppLovin Corp.	5.5%
Adyen NV	4.9%
MercadoLibre, Inc.	4.8%
Roivant Sciences Ltd.	4.7%
QXO, Inc.	4.6%
Total	62.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MIGPX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class C MSPTX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$226	2.10%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and average overweight in consumer discretionary, as an underperforming cross-border ecommerce platform led the sector lower

↓ Stock selection and average overweight in real estate, driven by a digital homebuying platform

↓ Stock selection and average underweight in financials, where the greatest detractor was a Bitcoin development company

↑ Stock selection and average overweight in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Lack of exposure to consumer staples

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI All Country World Net Index
12/15	$10,000	$10,000
1/16	$9,302	$9,397
2/16	$8,953	$9,332
3/16	$9,493	$10,024
4/16	$9,568	$10,172
5/16	$9,684	$10,185
6/16	$9,635	$10,123
7/16	$10,145	$10,559
8/16	$10,213	$10,595
9/16	$10,380	$10,660
10/16	$10,145	$10,479
11/16	$9,902	$10,558
12/16	$9,905	$10,786
1/17	$10,406	$11,081
2/17	$10,661	$11,392
3/17	$11,001	$11,532
4/17	$11,646	$11,711
5/17	$12,207	$11,970
6/17	$12,114	$12,024
7/17	$12,623	$12,360
8/17	$12,836	$12,408
9/17	$12,785	$12,647
10/17	$13,150	$12,910
11/17	$13,558	$13,160
12/17	$13,869	$13,372
1/18	$14,962	$14,127
2/18	$14,610	$13,533
3/18	$14,268	$13,244
4/18	$14,582	$13,370
5/18	$14,914	$13,387
6/18	$14,971	$13,314
7/18	$14,828	$13,716
8/18	$15,254	$13,824
9/18	$15,196	$13,884
10/18	$13,628	$12,843
11/18	$13,902	$13,031
12/18	$12,930	$12,113
1/19	$14,260	$13,070
2/19	$15,053	$13,419
3/19	$15,540	$13,588
4/19	$16,214	$14,047
5/19	$15,579	$13,214
6/19	$16,512	$14,079
7/19	$16,661	$14,120
8/19	$16,066	$13,785
9/19	$15,689	$14,075
10/19	$15,818	$14,460
11/19	$16,621	$14,813
12/19	$16,805	$15,335
1/20	$17,568	$15,166
2/20	$16,704	$13,941
3/20	$14,641	$12,059
4/20	$17,395	$13,350
5/20	$20,717	$13,931
6/20	$23,044	$14,376
7/20	$24,975	$15,137
8/20	$26,661	$16,063
9/20	$26,102	$15,545
10/20	$25,777	$15,167
11/20	$30,370	$17,037
12/20	$32,429	$17,828
1/21	$31,902	$17,747
2/21	$33,284	$18,158
3/21	$30,794	$18,643
4/21	$31,817	$19,458
5/21	$30,561	$19,761
6/21	$33,094	$20,021
7/21	$32,778	$20,159
8/21	$33,421	$20,664
9/21	$30,667	$19,810
10/21	$32,767	$20,821
11/21	$30,551	$20,320
12/21	$27,519	$21,133
1/22	$21,015	$20,095
2/22	$21,175	$19,576
3/22	$19,424	$20,000
4/22	$15,243	$18,399
5/22	$13,384	$18,420
6/22	$12,276	$16,868
7/22	$14,081	$18,046
8/22	$13,974	$17,381
9/22	$12,759	$15,717
10/22	$13,081	$16,666
11/22	$13,009	$17,958
12/22	$11,540	$17,252
1/23	$13,704	$18,488
2/23	$13,132	$17,958
3/23	$13,883	$18,512
4/23	$13,203	$18,778
5/23	$14,349	$18,577
6/23	$15,386	$19,656
7/23	$16,710	$20,375
8/23	$15,136	$19,806
9/23	$14,170	$18,987
10/23	$12,917	$18,416
11/23	$15,279	$20,116
12/23	$17,211	$21,082
1/24	$16,034	$21,206
2/24	$18,017	$22,116
3/24	$18,543	$22,810
4/24	$17,103	$22,057
5/24	$17,134	$22,953
6/24	$17,753	$23,464
7/24	$17,924	$23,843
8/24	$19,240	$24,448
9/24	$20,480	$25,016
10/24	$21,797	$24,455
11/24	$26,754	$25,369
12/24	$25,418	$24,769
1/25	$27,672	$25,600
2/25	$25,950	$25,446
3/25	$23,023	$24,441
4/25	$25,152	$24,669
5/25	$27,969	$26,087
6/25	$29,660	$27,258
7/25	$29,910	$27,628
8/25	$31,006	$28,310
9/25	$32,821	$29,336
10/25	$33,510	$29,992
11/25	$30,160	$29,989
12/25	$29,409	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	14.85%	(2.24)%	11.39%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	13.85%	(2.24)%	11.39%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$63,259,926
# of Portfolio Holdings	40
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$196,136

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.2%
Communication Services	3.4%
Real Estate	4.3%
Industrials	6.7%
Health Care	13.0%
Consumer Discretionary	15.4%
Financials	17.4%
Information Technology	36.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
Tesla, Inc.	8.1%
Affirm Holdings, Inc.	6.4%
Shopify, Inc.	5.8%
Royalty Pharma PLC	5.6%
AppLovin Corp.	5.5%
Adyen NV	4.9%
MercadoLibre, Inc.	4.8%
Roivant Sciences Ltd.	4.7%
QXO, Inc.	4.6%
Total	62.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSPTX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class I MIGIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.00%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and average overweight in consumer discretionary, as an underperforming cross-border ecommerce platform led the sector lower

↓ Stock selection and average overweight in real estate, driven by a digital homebuying platform

↓ Stock selection and average underweight in financials, where the greatest detractor was a Bitcoin development company

↑ Stock selection and average overweight in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Lack of exposure to consumer staples

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI All Country World Net Index
12/15	$1,000,000	$1,000,000
1/16	$932,039	$939,689
2/16	$897,249	$933,221
3/16	$953,074	$1,002,382
4/16	$961,165	$1,017,178
5/16	$973,301	$1,018,463
6/16	$970,065	$1,012,294
7/16	$1,021,444	$1,055,920
8/16	$1,029,622	$1,059,471
9/16	$1,047,614	$1,065,964
10/16	$1,024,715	$1,047,872
11/16	$1,000,999	$1,055,835
12/16	$1,002,137	$1,078,643
1/17	$1,054,228	$1,108,136
2/17	$1,080,687	$1,139,221
3/17	$1,116,242	$1,153,158
4/17	$1,182,389	$1,171,129
5/17	$1,240,268	$1,196,991
6/17	$1,232,000	$1,202,434
7/17	$1,284,918	$1,236,039
8/17	$1,308,070	$1,240,774
9/17	$1,303,936	$1,264,746
10/17	$1,341,970	$1,291,009
11/17	$1,384,966	$1,316,000
12/17	$1,418,608	$1,337,216
1/18	$1,530,772	$1,412,658
2/18	$1,496,755	$1,353,328
3/18	$1,463,658	$1,324,358
4/18	$1,496,755	$1,337,005
5/18	$1,532,611	$1,338,674
6/18	$1,539,966	$1,331,425
7/18	$1,526,123	$1,371,576
8/18	$1,571,037	$1,382,352
9/18	$1,567,294	$1,388,368
10/18	$1,406,354	$1,284,325
11/18	$1,437,624	$1,303,109
12/18	$1,337,058	$1,211,325
1/19	$1,475,935	$1,306,971
2/19	$1,560,220	$1,341,929
3/19	$1,611,940	$1,358,805
4/19	$1,682,815	$1,404,686
5/19	$1,618,644	$1,321,361
6/19	$1,717,295	$1,407,883
7/19	$1,734,535	$1,412,009
8/19	$1,674,195	$1,378,513
9/19	$1,635,884	$1,407,519
10/19	$1,651,209	$1,446,041
11/19	$1,737,409	$1,481,341
12/19	$1,758,078	$1,533,506
1/20	$1,839,326	$1,516,567
2/20	$1,750,247	$1,394,075
3/20	$1,535,871	$1,205,870
4/20	$1,826,600	$1,335,049
5/20	$2,177,041	$1,393,111
6/20	$2,423,720	$1,437,625
7/20	$2,629,286	$1,513,657
8/20	$2,808,422	$1,606,300
9/20	$2,751,647	$1,554,508
10/20	$2,720,322	$1,516,720
11/20	$3,207,807	$1,703,675
12/20	$3,427,818	$1,782,776
1/21	$3,374,116	$1,774,668
2/21	$3,523,064	$1,815,775
3/21	$3,262,659	$1,864,273
4/21	$3,374,116	$1,945,784
5/21	$3,244,420	$1,976,065
6/21	$3,514,958	$2,002,104
7/21	$3,484,560	$2,015,901
8/21	$3,556,501	$2,066,357
9/21	$3,266,712	$1,980,996
10/21	$3,493,679	$2,082,114
11/21	$3,259,619	$2,031,975
12/21	$2,939,329	$2,113,255
1/22	$2,246,212	$2,009,468
2/22	$2,265,465	$1,957,569
3/22	$2,080,955	$1,999,968
4/22	$1,633,317	$1,839,887
5/22	$1,435,971	$1,842,040
6/22	$1,318,847	$1,686,763
7/22	$1,512,984	$1,804,554
8/22	$1,504,962	$1,738,119
9/22	$1,373,398	$1,571,730
10/22	$1,410,300	$1,666,580
11/22	$1,402,278	$1,795,845
12/22	$1,244,675	$1,725,177
1/23	$1,480,761	$1,848,832
2/23	$1,419,732	$1,795,845
3/23	$1,501,640	$1,851,215
4/23	$1,429,368	$1,877,822
5/23	$1,554,639	$1,857,710
6/23	$1,668,667	$1,965,570
7/23	$1,813,210	$2,037,525
8/23	$1,646,182	$1,980,589
9/23	$1,541,790	$1,898,690
10/23	$1,406,884	$1,841,602
11/23	$1,667,061	$2,011,575
12/23	$1,877,451	$2,108,199
1/24	$1,750,575	$2,120,557
2/24	$1,967,389	$2,211,558
3/24	$2,025,206	$2,280,994
4/24	$1,869,421	$2,205,737
5/24	$1,871,027	$2,295,320
6/24	$1,940,086	$2,346,441
7/24	$1,959,359	$2,384,284
8/24	$2,103,901	$2,444,836
9/24	$2,238,808	$2,501,632
10/24	$2,384,957	$2,445,479
11/24	$2,927,796	$2,536,948
12/24	$2,781,037	$2,476,895
1/25	$3,029,721	$2,560,034
2/25	$2,841,176	$2,544,612
3/25	$2,520,975	$2,444,088
4/25	$2,755,031	$2,466,882
5/25	$3,065,479	$2,608,676
6/25	$3,252,399	$2,725,808
7/25	$3,280,031	$2,762,776
8/25	$3,400,309	$2,830,991
9/25	$3,600,232	$2,933,591
10/25	$3,676,625	$2,999,204
11/25	$3,312,538	$2,998,871
12/25	$3,228,018	$3,030,169

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	16.07%	(1.19)%	12.43%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$63,259,926
# of Portfolio Holdings	40
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$196,136

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.2%
Communication Services	3.4%
Real Estate	4.3%
Industrials	6.7%
Health Care	13.0%
Consumer Discretionary	15.4%
Financials	17.4%
Information Technology	36.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
Tesla, Inc.	8.1%
Affirm Holdings, Inc.	6.4%
Shopify, Inc.	5.8%
Royalty Pharma PLC	5.6%
AppLovin Corp.	5.5%
Adyen NV	4.9%
MercadoLibre, Inc.	4.8%
Roivant Sciences Ltd.	4.7%
QXO, Inc.	4.6%
Total	62.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MIGIX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class L MIGLX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$199	1.85%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and average overweight in consumer discretionary, as an underperforming cross-border ecommerce platform led the sector lower

↓ Stock selection and average overweight in real estate, driven by a digital homebuying platform

↓ Stock selection and average underweight in financials, where the greatest detractor was a Bitcoin development company

↑ Stock selection and average overweight in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Lack of exposure to consumer staples

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	MSCI All Country World Net Index
12/15	$10,000	$10,000
1/16	$9,305	$9,397
2/16	$8,958	$9,332
3/16	$9,504	$10,024
4/16	$9,578	$10,172
5/16	$9,694	$10,185
6/16	$9,653	$10,123
7/16	$10,161	$10,559
8/16	$10,236	$10,595
9/16	$10,404	$10,660
10/16	$10,170	$10,479
11/16	$9,927	$10,558
12/16	$9,930	$10,786
1/17	$10,438	$11,081
2/17	$10,700	$11,392
3/17	$11,038	$11,532
4/17	$11,690	$11,711
5/17	$12,248	$11,970
6/17	$12,163	$12,024
7/17	$12,671	$12,360
8/17	$12,891	$12,408
9/17	$12,840	$12,647
10/17	$13,212	$12,910
11/17	$13,618	$13,160
12/17	$13,936	$13,372
1/18	$15,041	$14,127
2/18	$14,692	$13,533
3/18	$14,352	$13,244
4/18	$14,673	$13,370
5/18	$15,003	$13,387
6/18	$15,070	$13,314
7/18	$14,927	$13,716
8/18	$15,351	$13,824
9/18	$15,303	$13,884
10/18	$13,724	$12,843
11/18	$14,017	$13,031
12/18	$13,030	$12,113
1/19	$14,372	$13,070
2/19	$15,181	$13,419
3/19	$15,674	$13,588
4/19	$16,355	$14,047
5/19	$15,713	$13,214
6/19	$16,660	$14,079
7/19	$16,818	$14,120
8/19	$16,216	$13,785
9/19	$15,842	$14,075
10/19	$15,980	$14,460
11/19	$16,798	$14,813
12/19	$16,982	$15,335
1/20	$17,759	$15,166
2/20	$16,891	$13,941
3/20	$14,811	$12,059
4/20	$17,597	$13,350
5/20	$20,959	$13,931
6/20	$23,322	$14,376
7/20	$25,270	$15,137
8/20	$26,987	$16,063
9/20	$26,421	$15,545
10/20	$26,098	$15,167
11/20	$30,752	$17,037
12/20	$32,839	$17,828
1/21	$32,295	$17,747
2/21	$33,699	$18,158
3/21	$31,184	$18,643
4/21	$32,221	$19,458
5/21	$30,964	$19,761
6/21	$33,531	$20,021
7/21	$33,217	$20,159
8/21	$33,877	$20,664
9/21	$31,090	$19,810
10/21	$33,227	$20,821
11/21	$30,974	$20,320
12/21	$27,926	$21,133
1/22	$21,316	$20,095
2/22	$21,491	$19,576
3/22	$19,707	$20,000
4/22	$15,476	$18,399
5/22	$13,587	$18,420
6/22	$12,468	$16,868
7/22	$14,304	$18,046
8/22	$14,217	$17,381
9/22	$12,975	$15,717
10/22	$13,290	$16,666
11/22	$13,220	$17,958
12/22	$11,712	$17,252
1/23	$13,935	$18,488
2/23	$13,358	$17,958
3/23	$14,110	$18,512
4/23	$13,428	$18,778
5/23	$14,601	$18,577
6/23	$15,651	$19,656
7/23	$16,999	$20,375
8/23	$15,423	$19,806
9/23	$14,443	$18,987
10/23	$13,148	$18,416
11/23	$15,563	$20,116
12/23	$17,542	$21,082
1/24	$16,334	$21,206
2/24	$18,347	$22,116
3/24	$18,872	$22,810
4/24	$17,402	$22,057
5/24	$17,419	$22,953
6/24	$18,049	$23,464
7/24	$18,207	$23,843
8/24	$19,537	$24,448
9/24	$20,780	$25,016
10/24	$22,128	$24,455
11/24	$27,135	$25,369
12/24	$25,761	$24,769
1/25	$28,035	$25,600
2/25	$26,272	$25,446
3/25	$23,310	$24,441
4/25	$25,461	$24,669
5/25	$28,282	$26,087
6/25	$29,992	$27,258
7/25	$30,222	$27,628
8/25	$31,315	$28,310
9/25	$33,131	$29,336
10/25	$33,819	$29,992
11/25	$30,433	$29,989
12/25	$29,657	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	15.13%	(2.02)%	11.48%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$63,259,926
# of Portfolio Holdings	40
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$196,136

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.2%
Communication Services	3.4%
Real Estate	4.3%
Industrials	6.7%
Health Care	13.0%
Consumer Discretionary	15.4%
Financials	17.4%
Information Technology	36.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
Tesla, Inc.	8.1%
Affirm Holdings, Inc.	6.4%
Shopify, Inc.	5.8%
Royalty Pharma PLC	5.6%
AppLovin Corp.	5.5%
Adyen NV	4.9%
MercadoLibre, Inc.	4.8%
Roivant Sciences Ltd.	4.7%
QXO, Inc.	4.6%
Total	62.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MIGLX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class R6 MGZZX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$102	0.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and average overweight in consumer discretionary, as an underperforming cross-border ecommerce platform led the sector lower

↓ Stock selection and average overweight in real estate, driven by a digital homebuying platform

↓ Stock selection and average underweight in financials, where the greatest detractor was a Bitcoin development company

↑ Stock selection and average overweight in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Lack of exposure to consumer staples

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI All Country World Net Index
6/21	$5,000,000	$5,000,000
6/21	$5,194,669	$4,995,538
7/21	$5,149,745	$5,029,961
8/21	$5,256,065	$5,155,858
9/21	$4,827,793	$4,942,870
10/21	$5,163,223	$5,195,172
11/21	$4,817,311	$5,070,070
12/21	$4,344,401	$5,272,875
1/22	$3,318,838	$5,013,912
2/22	$3,347,325	$4,884,416
3/22	$3,074,317	$4,990,208
4/22	$2,414,348	$4,590,782
5/22	$2,122,347	$4,596,155
6/22	$1,949,046	$4,208,716
7/22	$2,236,298	$4,502,621
8/22	$2,224,428	$4,336,857
9/22	$2,032,135	$3,921,693
10/22	$2,084,363	$4,158,356
11/22	$2,074,867	$4,480,892
12/22	$1,839,296	$4,304,564
1/23	$2,188,620	$4,613,102
2/23	$2,100,695	$4,480,890
3/23	$2,219,513	$4,619,048
4/23	$2,112,577	$4,685,435
5/23	$2,300,308	$4,635,252
6/23	$2,469,029	$4,904,379
7/23	$2,682,901	$5,083,918
8/23	$2,433,384	$4,941,854
9/23	$2,281,298	$4,737,504
10/23	$2,079,308	$4,595,062
11/23	$2,464,277	$5,019,167
12/23	$2,777,955	$5,260,258
1/24	$2,587,847	$5,291,095
2/24	$2,911,031	$5,518,153
3/24	$2,994,203	$5,691,406
4/24	$2,763,697	$5,503,630
5/24	$2,768,450	$5,727,152
6/24	$2,868,257	$5,854,708
7/24	$2,896,773	$5,949,130
8/24	$3,110,644	$6,100,217
9/24	$3,312,634	$6,241,931
10/24	$3,526,506	$6,101,820
11/24	$4,329,713	$6,330,050
12/24	$4,114,296	$6,180,208
1/25	$4,482,417	$6,387,652
2/25	$4,203,318	$6,349,171
3/25	$3,729,332	$6,098,349
4/25	$4,075,799	$6,155,226
5/25	$4,535,349	$6,509,021
6/25	$4,812,042	$6,801,283
7/25	$4,852,944	$6,893,521
8/25	$5,030,990	$7,063,728
9/25	$5,326,930	$7,319,732
10/25	$5,440,013	$7,483,444
11/25	$4,898,658	$7,482,613
12/25	$4,775,951	$7,560,706

Average Annual Total Returns (%)

AATR	1 Year	Since 6/14/21 (Inception)
Class R6	16.08%	(1.00)%
MSCI All Country World Net Index	22.34%	9.52%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$63,259,926
# of Portfolio Holdings	40
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$196,136

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.2%
Communication Services	3.4%
Real Estate	4.3%
Industrials	6.7%
Health Care	13.0%
Consumer Discretionary	15.4%
Financials	17.4%
Information Technology	36.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
Tesla, Inc.	8.1%
Affirm Holdings, Inc.	6.4%
Shopify, Inc.	5.8%
Royalty Pharma PLC	5.6%
AppLovin Corp.	5.5%
Adyen NV	4.9%
MercadoLibre, Inc.	4.8%
Roivant Sciences Ltd.	4.7%
QXO, Inc.	4.6%
Total	62.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGZZX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class A MGGPX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.22%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection in financials, where exposure in a financial technology company was the main detractor

↓ Stock selection in communication services

↓ An average overweight in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↑ No exposure to health care

↑ No exposure to consumer staples

↑ An average overweight in communication services, led by a Swedish audio streaming platform

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI All Country World Net Index
12/15	$9,474	$10,000
1/16	$9,025	$9,397
2/16	$8,593	$9,332
3/16	$9,113	$10,024
4/16	$9,249	$10,172
5/16	$9,474	$10,185
6/16	$9,249	$10,123
7/16	$9,836	$10,559
8/16	$9,843	$10,595
9/16	$10,051	$10,660
10/16	$9,982	$10,479
11/16	$9,634	$10,558
12/16	$9,533	$10,786
1/17	$10,086	$11,081
2/17	$10,511	$11,392
3/17	$11,045	$11,532
4/17	$11,508	$11,711
5/17	$12,105	$11,970
6/17	$12,061	$12,024
7/17	$12,880	$12,360
8/17	$13,109	$12,408
9/17	$13,331	$12,647
10/17	$13,693	$12,910
11/17	$13,871	$13,160
12/17	$14,207	$13,372
1/18	$15,386	$14,127
2/18	$15,087	$13,533
3/18	$14,985	$13,244
4/18	$15,227	$13,370
5/18	$16,145	$13,387
6/18	$15,960	$13,314
7/18	$15,773	$13,716
8/18	$15,998	$13,824
9/18	$15,786	$13,884
10/18	$14,033	$12,843
11/18	$14,252	$13,031
12/18	$13,359	$12,113
1/19	$14,759	$13,070
2/19	$15,202	$13,419
3/19	$15,812	$13,588
4/19	$16,601	$14,047
5/19	$15,825	$13,214
6/19	$16,794	$14,079
7/19	$16,666	$14,120
8/19	$16,460	$13,785
9/19	$16,197	$14,075
10/19	$16,768	$14,460
11/19	$17,609	$14,813
12/19	$18,039	$15,335
1/20	$18,392	$15,166
2/20	$17,584	$13,941
3/20	$15,914	$12,059
4/20	$17,943	$13,350
5/20	$19,497	$13,931
6/20	$20,941	$14,376
7/20	$22,360	$15,137
8/20	$24,947	$16,063
9/20	$24,838	$15,545
10/20	$24,356	$15,167
11/20	$27,033	$17,037
12/20	$27,967	$17,828
1/21	$27,622	$17,747
2/21	$28,636	$18,158
3/21	$27,609	$18,643
4/21	$29,253	$19,458
5/21	$28,766	$19,761
6/21	$29,747	$20,021
7/21	$28,941	$20,159
8/21	$29,552	$20,664
9/21	$28,194	$19,810
10/21	$29,650	$20,821
11/21	$27,941	$20,320
12/21	$27,952	$21,133
1/22	$24,887	$20,095
2/22	$22,972	$19,576
3/22	$22,267	$20,000
4/22	$18,929	$18,399
5/22	$17,971	$18,420
6/22	$16,165	$16,868
7/22	$18,039	$18,046
8/22	$17,588	$17,381
9/22	$15,508	$15,717
10/22	$16,056	$16,666
11/22	$17,560	$17,958
12/22	$16,285	$17,252
1/23	$18,949	$18,488
2/23	$18,423	$17,958
3/23	$19,628	$18,512
4/23	$19,739	$18,778
5/23	$20,477	$18,577
6/23	$21,852	$19,656
7/23	$22,989	$20,375
8/23	$22,191	$19,806
9/23	$20,765	$18,987
10/23	$20,222	$18,416
11/23	$23,218	$20,116
12/23	$24,311	$21,082
1/24	$24,789	$21,206
2/24	$27,080	$22,116
3/24	$27,358	$22,810
4/24	$25,978	$22,057
5/24	$26,108	$22,953
6/24	$27,149	$23,464
7/24	$26,516	$23,843
8/24	$28,200	$24,448
9/24	$29,771	$25,016
10/24	$30,101	$24,455
11/24	$31,888	$25,369
12/24	$30,897	$24,769
1/25	$32,998	$25,600
2/25	$32,722	$25,446
3/25	$30,450	$24,441
4/25	$31,981	$24,669
5/25	$34,376	$26,087
6/25	$36,219	$27,258
7/25	$34,936	$27,628
8/25	$35,240	$28,310
9/25	$36,001	$29,336
10/25	$35,925	$29,992
11/25	$34,309	$29,989
12/25	$34,629	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	12.08%	4.37%	13.84%
Class A, with 5.25% maximum front end sales charge	6.20%	3.25%	13.23%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,250,236,407
# of Portfolio Holdings	35
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$24,263,396

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Consumer Discretionary
32.2%
Communication Services
16.7%
Information Technology
16.1%
Financials
15.9%
Industrials
15.3%
Short-Term Investments
3.8%

Value	Value
Short-Term Investments	3.8%
Industrials	15.3%
Financials	15.9%
Information Technology	16.1%
Communication Services	16.7%
Consumer Discretionary	32.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Uber Technologies, Inc.	5.7%
DoorDash, Inc.	5.5%
DSV AS	4.7%
MercadoLibre, Inc.	4.5%
Spotify Technology SA	4.5%
Schneider Electric SE	4.2%
ICICI Bank Ltd.	3.1%
ASML Holding NV	3.0%
Total	48.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGGPX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class C MSOPX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection in financials, where exposure in a financial technology company was the main detractor

↓ Stock selection in communication services

↓ An average overweight in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↑ No exposure to health care

↑ No exposure to consumer staples

↑ An average overweight in communication services, led by a Swedish audio streaming platform

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI All Country World Net Index
12/15	$10,000	$10,000
1/16	$9,519	$9,397
2/16	$9,063	$9,332
3/16	$9,614	$10,024
4/16	$9,747	$10,172
5/16	$9,981	$10,185
6/16	$9,734	$10,123
7/16	$10,343	$10,559
8/16	$10,343	$10,595
9/16	$10,567	$10,660
10/16	$10,479	$10,479
11/16	$10,106	$10,558
12/16	$10,005	$10,786
1/17	$10,570	$11,081
2/17	$11,012	$11,392
3/17	$11,564	$11,532
4/17	$12,041	$11,711
5/17	$12,661	$11,970
6/17	$12,606	$12,024
7/17	$13,451	$12,360
8/17	$13,682	$12,408
9/17	$13,914	$12,647
10/17	$14,281	$12,910
11/17	$14,452	$13,160
12/17	$14,798	$13,372
1/18	$16,022	$14,127
2/18	$15,694	$13,533
3/18	$15,585	$13,244
4/18	$15,831	$13,370
5/18	$16,775	$13,387
6/18	$16,569	$13,314
7/18	$16,362	$13,716
8/18	$16,582	$13,824
9/18	$16,362	$13,884
10/18	$14,537	$12,843
11/18	$14,757	$13,031
12/18	$13,821	$12,113
1/19	$15,260	$13,070
2/19	$15,708	$13,419
3/19	$16,327	$13,588
4/19	$17,140	$14,047
5/19	$16,327	$13,214
6/19	$17,319	$14,079
7/19	$17,168	$14,120
8/19	$16,947	$13,785
9/19	$16,665	$14,075
10/19	$17,243	$14,460
11/19	$18,097	$14,813
12/19	$18,524	$15,335
1/20	$18,882	$15,166
2/20	$18,035	$13,941
3/20	$16,321	$12,059
4/20	$18,386	$13,350
5/20	$19,970	$13,931
6/20	$21,437	$14,376
7/20	$22,876	$15,137
8/20	$25,500	$16,063
9/20	$25,383	$15,545
10/20	$24,866	$15,167
11/20	$27,587	$17,037
12/20	$28,526	$17,828
1/21	$28,156	$17,747
2/21	$29,174	$18,158
3/21	$28,107	$18,643
4/21	$29,767	$19,458
5/21	$29,251	$19,761
6/21	$30,234	$20,021
7/21	$29,390	$20,159
8/21	$29,997	$20,664
9/21	$28,602	$19,810
10/21	$30,067	$20,821
11/21	$28,316	$20,320
12/21	$28,307	$21,133
1/22	$25,191	$20,095
2/22	$23,239	$19,576
3/22	$22,510	$20,000
4/22	$19,129	$18,399
5/22	$18,142	$18,420
6/22	$16,315	$16,868
7/22	$18,194	$18,046
8/22	$17,730	$17,381
9/22	$15,623	$15,717
10/22	$16,161	$16,666
11/22	$17,671	$17,958
12/22	$16,377	$17,252
1/23	$19,044	$18,488
2/23	$18,505	$17,958
3/23	$19,704	$18,512
4/23	$19,797	$18,778
5/23	$20,531	$18,577
6/23	$21,898	$19,656
7/23	$23,022	$20,375
8/23	$22,214	$19,806
9/23	$20,773	$18,987
10/23	$20,215	$18,416
11/23	$23,190	$20,116
12/23	$24,275	$21,082
1/24	$24,752	$21,206
2/24	$27,040	$22,116
3/24	$27,317	$22,810
4/24	$25,939	$22,057
5/24	$26,069	$22,953
6/24	$27,109	$23,464
7/24	$26,477	$23,843
8/24	$28,158	$24,448
9/24	$29,727	$25,016
10/24	$30,056	$24,455
11/24	$31,842	$25,369
12/24	$30,852	$24,769
1/25	$32,949	$25,600
2/25	$32,674	$25,446
3/25	$30,406	$24,441
4/25	$31,933	$24,669
5/25	$34,325	$26,087
6/25	$36,166	$27,258
7/25	$34,885	$27,628
8/25	$35,189	$28,310
9/25	$35,948	$29,336
10/25	$35,872	$29,992
11/25	$34,259	$29,989
12/25	$34,578	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	11.31%	3.63%	13.21%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	10.32%	3.63%	13.21%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,250,236,407
# of Portfolio Holdings	35
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$24,263,396

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.8%
Industrials	15.3%
Financials	15.9%
Information Technology	16.1%
Communication Services	16.7%
Consumer Discretionary	32.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Uber Technologies, Inc.	5.7%
DoorDash, Inc.	5.5%
DSV AS	4.7%
MercadoLibre, Inc.	4.5%
Spotify Technology SA	4.5%
Schneider Electric SE	4.2%
ICICI Bank Ltd.	3.1%
ASML Holding NV	3.0%
Total	48.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSOPX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class I MGGIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.93%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection in financials, where exposure in a financial technology company was the main detractor

↓ Stock selection in communication services

↓ An average overweight in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↑ No exposure to health care

↑ No exposure to consumer staples

↑ An average overweight in communication services, led by a Swedish audio streaming platform

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI All Country World Net Index
12/15	$1,000,000	$1,000,000
1/16	$952,934	$939,689
2/16	$907,702	$933,221
3/16	$963,325	$1,002,382
4/16	$977,995	$1,017,178
5/16	$1,001,834	$1,018,463
6/16	$978,606	$1,012,294
7/16	$1,040,502	$1,055,920
8/16	$1,041,154	$1,059,471
9/16	$1,064,639	$1,065,964
10/16	$1,056,811	$1,047,872
11/16	$1,020,279	$1,055,835
12/16	$1,010,501	$1,078,643
1/17	$1,068,862	$1,108,136
2/17	$1,114,764	$1,139,221
3/17	$1,171,158	$1,153,158
4/17	$1,220,339	$1,171,129
5/17	$1,284,602	$1,196,991
6/17	$1,280,011	$1,202,434
7/17	$1,367,225	$1,236,039
8/17	$1,392,144	$1,240,774
9/17	$1,416,406	$1,264,746
10/17	$1,455,095	$1,291,009
11/17	$1,474,112	$1,316,000
12/17	$1,510,109	$1,337,216
1/18	$1,636,500	$1,412,658
2/18	$1,604,244	$1,353,328
3/18	$1,594,370	$1,324,358
4/18	$1,620,701	$1,337,005
5/18	$1,718,786	$1,338,674
6/18	$1,699,696	$1,331,425
7/18	$1,679,715	$1,371,576
8/18	$1,704,232	$1,382,352
9/18	$1,682,366	$1,388,368
10/18	$1,496,172	$1,284,325
11/18	$1,520,026	$1,303,109
12/18	$1,424,611	$1,211,325
1/19	$1,574,360	$1,306,971
2/19	$1,622,068	$1,341,929
3/19	$1,687,667	$1,358,805
4/19	$1,772,481	$1,404,686
5/19	$1,690,317	$1,321,361
6/19	$1,794,347	$1,407,883
7/19	$1,780,432	$1,412,009
8/19	$1,759,228	$1,378,513
9/19	$1,731,399	$1,407,519
10/19	$1,793,022	$1,446,041
11/19	$1,883,136	$1,481,341
12/19	$1,929,519	$1,533,506
1/20	$1,967,951	$1,516,567
2/20	$1,881,149	$1,394,075
3/20	$1,703,569	$1,205,870
4/20	$1,921,568	$1,335,049
5/20	$2,088,545	$1,393,111
6/20	$2,242,934	$1,437,625
7/20	$2,395,996	$1,513,657
8/20	$2,673,630	$1,606,300
9/20	$2,663,028	$1,554,508
10/20	$2,611,344	$1,516,720
11/20	$2,898,917	$1,703,675
12/20	$2,999,879	$1,782,776
1/21	$2,963,679	$1,774,668
2/21	$3,072,949	$1,815,775
3/21	$2,963,679	$1,864,273
4/21	$3,140,655	$1,945,784
5/21	$3,089,037	$1,976,065
6/21	$3,194,955	$2,002,104
7/21	$3,109,148	$2,015,901
8/21	$3,176,185	$2,066,357
9/21	$3,030,716	$1,980,996
10/21	$3,188,251	$2,082,114
11/21	$3,005,242	$2,031,975
12/21	$3,006,402	$2,113,255
1/22	$2,678,226	$2,009,468
2/22	$2,471,883	$1,957,569
3/22	$2,396,530	$1,999,968
4/22	$2,038,071	$1,839,887
5/22	$1,935,252	$1,842,040
6/22	$1,741,586	$1,686,763
7/22	$1,943,703	$1,804,554
8/22	$1,895,815	$1,738,119
9/22	$1,671,866	$1,571,730
10/22	$1,731,023	$1,666,580
11/22	$1,893,702	$1,795,845
12/22	$1,757,634	$1,725,177
1/23	$2,044,524	$1,848,832
2/23	$1,988,356	$1,795,845
3/23	$2,118,839	$1,851,215
4/23	$2,130,937	$1,877,822
5/23	$2,211,301	$1,857,710
6/23	$2,361,659	$1,965,570
7/23	$2,484,365	$2,037,525
8/23	$2,398,816	$1,980,589
9/23	$2,245,866	$1,898,690
10/23	$2,187,105	$1,841,602
11/23	$2,511,153	$2,011,575
12/23	$2,631,164	$2,108,199
1/24	$2,683,240	$2,120,557
2/24	$2,932,146	$2,211,558
3/24	$2,963,039	$2,280,994
4/24	$2,812,989	$2,205,737
5/24	$2,828,877	$2,295,320
6/24	$2,941,855	$2,346,441
7/24	$2,874,774	$2,384,284
8/24	$3,057,482	$2,444,836
9/24	$3,228,715	$2,501,632
10/24	$3,264,903	$2,445,479
11/24	$3,459,968	$2,536,948
12/24	$3,352,928	$2,476,895
1/25	$3,581,580	$2,560,034
2/25	$3,552,759	$2,544,612
3/25	$3,306,813	$2,444,088
4/25	$3,473,979	$2,466,882
5/25	$3,735,296	$2,608,676
6/25	$3,936,088	$2,725,808
7/25	$3,797,743	$2,762,776
8/25	$3,831,369	$2,830,991
9/25	$3,914,952	$2,933,591
10/25	$3,908,227	$2,999,204
11/25	$3,733,375	$2,998,871
12/25	$3,768,553	$3,030,169

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	12.40%	4.67%	14.19%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,250,236,407
# of Portfolio Holdings	35
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$24,263,396

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.8%
Industrials	15.3%
Financials	15.9%
Information Technology	16.1%
Communication Services	16.7%
Consumer Discretionary	32.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Uber Technologies, Inc.	5.7%
DoorDash, Inc.	5.5%
DSV AS	4.7%
MercadoLibre, Inc.	4.5%
Spotify Technology SA	4.5%
Schneider Electric SE	4.2%
ICICI Bank Ltd.	3.1%
ASML Holding NV	3.0%
Total	48.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGGIX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class IR MGORX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$89	0.84%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection in financials, where exposure in a financial technology company was the main detractor

↓ Stock selection in communication services

↓ An average overweight in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↑ No exposure to health care

↑ No exposure to consumer staples

↑ An average overweight in communication services, led by a Swedish audio streaming platform

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class IR	MSCI All Country World Net Index
6/18	$5,000,000	$5,000,000
6/18	$4,850,019	$4,887,818
7/18	$4,795,004	$5,035,219
8/18	$4,864,825	$5,074,777
9/18	$4,802,553	$5,096,864
10/18	$4,270,403	$4,714,910
11/18	$4,340,224	$4,783,868
12/18	$4,068,489	$4,446,918
1/19	$4,496,850	$4,798,045
2/19	$4,632,718	$4,926,379
3/19	$4,819,536	$4,988,333
4/19	$5,062,966	$5,156,768
5/19	$4,827,084	$4,850,873
6/19	$5,125,239	$5,168,506
7/19	$5,085,611	$5,183,651
8/19	$5,025,225	$5,060,683
9/19	$4,945,969	$5,167,168
10/19	$5,123,352	$5,308,586
11/19	$5,381,878	$5,438,177
12/19	$5,513,972	$5,629,683
1/20	$5,625,308	$5,567,498
2/20	$5,378,104	$5,117,812
3/20	$4,870,487	$4,426,891
4/20	$5,493,214	$4,901,122
5/20	$5,970,639	$5,114,277
6/20	$6,414,097	$5,277,690
7/20	$6,850,006	$5,556,812
8/20	$7,644,456	$5,896,917
9/20	$7,614,263	$5,706,782
10/20	$7,468,960	$5,568,058
11/20	$8,291,716	$6,254,393
12/20	$8,583,060	$6,544,781
1/21	$8,478,062	$6,515,015
2/21	$8,793,054	$6,665,925
3/21	$8,479,971	$6,843,968
4/21	$8,987,777	$7,143,203
5/21	$8,838,872	$7,254,369
6/21	$9,144,318	$7,349,962
7/21	$8,899,961	$7,400,609
8/21	$9,090,865	$7,585,841
9/21	$8,676,603	$7,272,472
10/21	$9,127,137	$7,643,684
11/21	$8,604,059	$7,459,621
12/21	$8,609,306	$7,758,010
1/22	$7,668,979	$7,376,995
2/22	$7,079,520	$7,186,468
3/22	$6,864,989	$7,342,119
4/22	$5,838,449	$6,754,443
5/22	$5,543,719	$6,762,347
6/22	$4,990,350	$6,192,306
7/22	$5,569,784	$6,624,730
8/22	$5,433,446	$6,380,842
9/22	$4,791,859	$5,770,008
10/22	$4,960,275	$6,118,211
11/22	$5,427,432	$6,592,760
12/22	$5,035,664	$6,333,329
1/23	$5,861,022	$6,787,282
2/23	$5,698,898	$6,592,758
3/23	$6,074,731	$6,796,030
4/23	$6,109,121	$6,893,706
5/23	$6,340,024	$6,819,871
6/23	$6,769,898	$7,215,839
7/23	$7,123,623	$7,479,997
8/23	$6,877,981	$7,270,976
9/23	$6,438,281	$6,970,315
10/23	$6,271,245	$6,760,740
11/23	$7,202,228	$7,384,728
12/23	$7,545,830	$7,739,446
1/24	$7,696,345	$7,784,816
2/24	$8,411,292	$8,118,889
3/24	$8,499,093	$8,373,797
4/24	$8,070,124	$8,097,520
5/24	$8,115,279	$8,426,390
6/24	$8,441,395	$8,614,063
7/24	$8,248,234	$8,752,986
8/24	$8,775,037	$8,975,282
9/24	$9,264,212	$9,183,787
10/24	$9,369,572	$8,977,640
11/24	$9,928,987	$9,313,437
12/24	$9,619,690	$9,092,973
1/25	$10,277,190	$9,398,187
2/25	$10,192,615	$9,341,569
3/25	$9,488,735	$8,972,534
4/25	$9,971,630	$9,056,217
5/25	$10,721,889	$9,576,758
6/25	$11,297,543	$10,006,765
7/25	$10,901,951	$10,142,475
8/25	$11,000,167	$10,392,901
9/25	$11,240,250	$10,769,561
10/25	$11,221,152	$11,010,432
11/25	$10,719,161	$11,009,210
12/25	$10,824,696	$11,124,107

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	12.53%	4.75%	10.78%
MSCI All Country World Net Index	22.34%	11.19%	11.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,250,236,407
# of Portfolio Holdings	35
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$24,263,396

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.8%
Industrials	15.3%
Financials	15.9%
Information Technology	16.1%
Communication Services	16.7%
Consumer Discretionary	32.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Uber Technologies, Inc.	5.7%
DoorDash, Inc.	5.5%
DSV AS	4.7%
MercadoLibre, Inc.	4.5%
Spotify Technology SA	4.5%
Schneider Electric SE	4.2%
ICICI Bank Ltd.	3.1%
ASML Holding NV	3.0%
Total	48.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGORX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class L MGGLX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$139	1.31%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection in financials, where exposure in a financial technology company was the main detractor

↓ Stock selection in communication services

↓ An average overweight in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↑ No exposure to health care

↑ No exposure to consumer staples

↑ An average overweight in communication services, led by a Swedish audio streaming platform

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	MSCI All Country World Net Index
12/15	$10,000	$10,000
1/16	$9,521	$9,397
2/16	$9,067	$9,332
3/16	$9,622	$10,024
4/16	$9,761	$10,172
5/16	$10,000	$10,185
6/16	$9,761	$10,123
7/16	$10,373	$10,559
8/16	$10,380	$10,595
9/16	$10,609	$10,660
10/16	$10,528	$10,479
11/16	$10,164	$10,558
12/16	$10,056	$10,786
1/17	$10,639	$11,081
2/17	$11,086	$11,392
3/17	$11,649	$11,532
4/17	$12,130	$11,711
5/17	$12,760	$11,970
6/17	$12,720	$12,024
7/17	$13,574	$12,360
8/17	$13,817	$12,408
9/17	$14,055	$12,647
10/17	$14,434	$12,910
11/17	$14,617	$13,160
12/17	$14,976	$13,372
1/18	$16,214	$14,127
2/18	$15,894	$13,533
3/18	$15,792	$13,244
4/18	$16,051	$13,370
5/18	$17,010	$13,387
6/18	$16,813	$13,314
7/18	$16,613	$13,716
8/18	$16,853	$13,824
9/18	$16,633	$13,884
10/18	$14,784	$12,843
11/18	$15,017	$13,031
12/18	$14,071	$12,113
1/19	$15,544	$13,070
2/19	$16,010	$13,419
3/19	$16,647	$13,588
4/19	$17,483	$14,047
5/19	$16,668	$13,214
6/19	$17,688	$14,079
7/19	$17,545	$14,120
8/19	$17,332	$13,785
9/19	$17,051	$14,075
10/19	$17,654	$14,460
11/19	$18,538	$14,813
12/19	$18,990	$15,335
1/20	$19,360	$15,166
2/20	$18,504	$13,941
3/20	$16,757	$12,059
4/20	$18,887	$13,350
5/20	$20,525	$13,931
6/20	$22,039	$14,376
7/20	$23,532	$15,137
8/20	$26,252	$16,063
9/20	$26,142	$15,545
10/20	$25,628	$15,167
11/20	$28,444	$17,037
12/20	$29,433	$17,828
1/21	$29,066	$17,747
2/21	$30,127	$18,158
3/21	$29,045	$18,643
4/21	$30,779	$19,458
5/21	$30,258	$19,761
6/21	$31,292	$20,021
7/21	$30,446	$20,159
8/21	$31,091	$20,664
9/21	$29,662	$19,810
10/21	$31,188	$20,821
11/21	$29,392	$20,320
12/21	$29,396	$21,133
1/22	$26,174	$20,095
2/22	$24,157	$19,576
3/22	$23,419	$20,000
4/22	$19,904	$18,399
5/22	$18,896	$18,420
6/22	$17,004	$16,868
7/22	$18,969	$18,046
8/22	$18,494	$17,381
9/22	$16,302	$15,717
10/22	$16,872	$16,666
11/22	$18,458	$17,958
12/22	$17,116	$17,252
1/23	$19,910	$18,488
2/23	$19,364	$17,958
3/23	$20,619	$18,512
4/23	$20,738	$18,778
5/23	$21,511	$18,577
6/23	$22,958	$19,656
7/23	$24,150	$20,375
8/23	$23,313	$19,806
9/23	$21,811	$18,987
10/23	$21,229	$18,416
11/23	$24,378	$20,116
12/23	$25,532	$21,082
1/24	$26,026	$21,206
2/24	$28,437	$22,116
3/24	$28,726	$22,810
4/24	$27,264	$22,057
5/24	$27,404	$22,953
6/24	$28,493	$23,464
7/24	$27,832	$23,843
8/24	$29,601	$24,448
9/24	$31,249	$25,016
10/24	$31,585	$24,455
11/24	$33,466	$25,369
12/24	$32,420	$24,769
1/25	$34,617	$25,600
2/25	$34,331	$25,446
3/25	$31,940	$24,441
4/25	$33,554	$24,669
5/25	$36,057	$26,087
6/25	$37,989	$27,258
7/25	$36,640	$27,628
8/25	$36,957	$28,310
9/25	$37,754	$29,336
10/25	$37,672	$29,992
11/25	$35,976	$29,989
12/25	$36,297	$30,302

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	11.96%	4.28%	13.76%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,250,236,407
# of Portfolio Holdings	35
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$24,263,396

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.8%
Industrials	15.3%
Financials	15.9%
Information Technology	16.1%
Communication Services	16.7%
Consumer Discretionary	32.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Uber Technologies, Inc.	5.7%
DoorDash, Inc.	5.5%
DSV AS	4.7%
MercadoLibre, Inc.	4.5%
Spotify Technology SA	4.5%
Schneider Electric SE	4.2%
ICICI Bank Ltd.	3.1%
ASML Holding NV	3.0%
Total	48.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGGLX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class R6 MGTSX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.84%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection in financials, where exposure in a financial technology company was the main detractor

↓ Stock selection in communication services

↓ An average overweight in consumer discretionary, where exposure to a Chinese consumer services app was the primary detractor

↑ No exposure to health care

↑ No exposure to consumer staples

↑ An average overweight in communication services, led by a Swedish audio streaming platform

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI All Country World Net Index
12/15	$5,000,000	$5,000,000
1/16	$4,761,905	$4,698,446
2/16	$4,536,020	$4,666,106
3/16	$4,816,850	$5,011,909
4/16	$4,887,057	$5,085,891
5/16	$5,009,158	$5,092,317
6/16	$4,893,162	$5,061,469
7/16	$5,202,234	$5,279,600
8/16	$5,208,749	$5,297,355
9/16	$5,322,762	$5,329,820
10/16	$5,286,930	$5,239,358
11/16	$5,104,509	$5,279,176
12/16	$5,055,682	$5,393,215
1/17	$5,347,104	$5,540,682
2/17	$5,576,313	$5,696,105
3/17	$5,861,186	$5,765,789
4/17	$6,106,767	$5,855,647
5/17	$6,427,658	$5,984,956
6/17	$6,404,738	$6,012,172
7/17	$6,840,233	$6,180,193
8/17	$6,964,661	$6,203,870
9/17	$7,089,088	$6,323,728
10/17	$7,282,278	$6,455,043
11/17	$7,377,236	$6,580,001
12/17	$7,560,273	$6,686,082
1/18	$8,191,392	$7,063,288
2/18	$8,030,325	$6,766,642
3/18	$7,981,019	$6,621,790
4/18	$8,112,502	$6,685,025
5/18	$8,602,276	$6,693,372
6/18	$8,506,951	$6,657,124
7/18	$8,403,876	$6,857,882
8/18	$8,526,295	$6,911,760
9/18	$8,417,111	$6,941,841
10/18	$7,484,082	$6,421,627
11/18	$7,603,192	$6,515,546
12/18	$7,123,443	$6,056,627
1/19	$7,874,498	$6,534,856
2/19	$8,112,718	$6,709,644
3/19	$8,440,271	$6,794,025
4/19	$8,867,082	$7,023,429
5/19	$8,453,506	$6,606,806
6/19	$8,972,958	$7,039,417
7/19	$8,906,785	$7,060,044
8/19	$8,800,910	$6,892,564
9/19	$8,661,948	$7,037,594
10/19	$8,969,649	$7,230,204
11/19	$9,422,929	$7,406,704
12/19	$9,654,532	$7,667,532
1/20	$9,849,740	$7,582,837
2/20	$9,416,312	$6,970,373
3/20	$8,529,604	$6,029,350
4/20	$9,618,137	$6,675,244
5/20	$10,455,216	$6,965,557
6/20	$11,232,740	$7,188,124
7/20	$11,997,030	$7,568,283
8/20	$13,386,647	$8,031,500
9/20	$13,333,709	$7,772,539
10/20	$13,078,946	$7,583,599
11/20	$14,521,501	$8,518,376
12/20	$15,028,976	$8,913,880
1/21	$14,844,880	$8,873,339
2/21	$15,397,169	$9,078,876
3/21	$14,848,227	$9,321,367
4/21	$15,738,585	$9,728,921
5/21	$15,477,502	$9,880,326
6/21	$16,013,056	$10,010,522
7/21	$15,581,266	$10,079,503
8/21	$15,919,334	$10,331,786
9/21	$15,192,989	$9,904,982
10/21	$15,982,931	$10,410,568
11/21	$15,065,795	$10,159,876
12/21	$15,078,365	$10,566,276
1/22	$13,429,553	$10,047,341
2/22	$12,399,485	$9,787,846
3/22	$12,023,317	$9,999,841
4/22	$10,226,851	$9,199,436
5/22	$9,710,059	$9,210,201
6/22	$8,739,756	$8,433,815
7/22	$9,755,762	$9,022,769
8/22	$9,513,186	$8,690,597
9/22	$8,388,197	$7,858,652
10/22	$8,687,022	$8,332,899
11/22	$9,506,155	$8,979,227
12/22	$8,819,188	$8,625,885
1/23	$10,262,484	$9,244,162
2/23	$9,982,441	$8,979,224
3/23	$10,637,310	$9,256,077
4/23	$10,697,627	$9,389,110
5/23	$11,102,612	$9,288,548
6/23	$11,856,573	$9,827,850
7/23	$12,472,666	$10,187,627
8/23	$12,046,140	$9,902,945
9/23	$11,274,946	$9,493,450
10/23	$10,981,978	$9,208,012
11/23	$12,614,842	$10,057,873
12/23	$13,213,182	$10,540,993
1/24	$13,477,182	$10,602,787
2/24	$14,726,780	$11,057,788
3/24	$14,885,180	$11,404,968
4/24	$14,132,781	$11,028,684
5/24	$14,211,981	$11,476,599
6/24	$14,783,980	$11,732,207
7/24	$14,445,181	$11,921,418
8/24	$15,364,779	$12,224,180
9/24	$16,227,178	$12,508,161
10/24	$16,407,578	$12,227,393
11/24	$17,393,177	$12,684,742
12/24	$16,855,375	$12,384,474
1/25	$18,008,738	$12,800,171
2/25	$17,860,380	$12,723,058
3/25	$16,625,660	$12,220,438
4/25	$17,467,950	$12,334,412
5/25	$18,784,028	$13,043,381
6/25	$19,793,819	$13,629,042
7/25	$19,099,887	$13,813,878
8/25	$19,272,174	$14,154,954
9/25	$19,693,319	$14,667,957
10/25	$19,659,819	$14,996,020
11/25	$18,784,028	$14,994,355
12/25	$18,964,389	$15,150,844

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	12.51%	4.76%	14.26%
MSCI All Country World Net Index	22.34%	11.19%	11.72%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,250,236,407
# of Portfolio Holdings	35
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$24,263,396

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.8%
Industrials	15.3%
Financials	15.9%
Information Technology	16.1%
Communication Services	16.7%
Consumer Discretionary	32.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Meta Platforms, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Uber Technologies, Inc.	5.7%
DoorDash, Inc.	5.5%
DSV AS	4.7%
MercadoLibre, Inc.	4.5%
Spotify Technology SA	4.5%
Schneider Electric SE	4.2%
ICICI Bank Ltd.	3.1%
ASML Holding NV	3.0%
Total	48.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGTSX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio

Class A MGKAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.35%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in financials

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI All Country World Net Index
4/19	$9,479	$10,000
5/19	$9,280	$9,407
6/19	$9,801	$10,023
7/19	$9,773	$10,052
8/19	$9,858	$9,814
9/19	$9,791	$10,020
10/19	$9,839	$10,294
11/19	$10,047	$10,546
12/19	$10,057	$10,917
1/20	$10,152	$10,796
2/20	$9,431	$9,924
3/20	$8,265	$8,585
4/20	$9,412	$9,504
5/20	$10,142	$9,918
6/20	$10,483	$10,234
7/20	$10,976	$10,776
8/20	$11,412	$11,435
9/20	$11,223	$11,067
10/20	$10,957	$10,798
11/20	$12,085	$12,129
12/20	$12,729	$12,692
1/21	$12,206	$12,634
2/21	$12,863	$12,927
3/21	$13,110	$13,272
4/21	$13,881	$13,852
5/21	$13,967	$14,068
6/21	$14,338	$14,253
7/21	$14,767	$14,351
8/21	$15,034	$14,710
9/21	$14,262	$14,103
10/21	$15,272	$14,823
11/21	$14,929	$14,466
12/21	$15,182	$15,044
1/22	$13,821	$14,305
2/22	$13,419	$13,936
3/22	$13,832	$14,238
4/22	$12,393	$13,098
5/22	$12,081	$13,114
6/22	$11,456	$12,008
7/22	$12,616	$12,847
8/22	$11,746	$12,374
9/22	$10,865	$11,189
10/22	$11,746	$11,864
11/22	$12,862	$12,785
12/22	$12,129	$12,282
1/23	$13,298	$13,162
2/23	$13,105	$12,785
3/23	$13,787	$13,179
4/23	$13,696	$13,368
5/23	$13,980	$13,225
6/23	$14,457	$13,993
7/23	$15,036	$14,505
8/23	$14,354	$14,100
9/23	$13,366	$13,517
10/23	$12,537	$13,110
11/23	$13,650	$14,320
12/23	$14,605	$15,008
1/24	$14,462	$15,096
2/24	$15,920	$15,744
3/24	$16,410	$16,238
4/24	$14,964	$15,703
5/24	$15,514	$16,340
6/24	$15,227	$16,704
7/24	$15,860	$16,974
8/24	$15,836	$17,405
9/24	$15,776	$17,809
10/24	$15,406	$17,409
11/24	$16,410	$18,061
12/24	$16,120	$17,633
1/25	$17,312	$18,225
2/25	$17,427	$18,115
3/25	$16,694	$17,400
4/25	$17,226	$17,562
5/25	$18,864	$18,571
6/25	$20,401	$19,405
7/25	$20,200	$19,668
8/25	$20,674	$20,154
9/25	$21,004	$20,884
10/25	$21,062	$21,351
11/25	$20,272	$21,349
12/25	$20,549	$21,572

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/30/19 (Inception)
Class A	27.48%	10.05%	12.30%
Class A, with 5.25% maximum front end sales charge	20.80%	8.87%	11.40%
MSCI All Country World Net Index	22.34%	11.19%	12.22%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,602,164
# of Portfolio Holdings	50
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials 20.3%
Information Technology 19.8%
Consumer Discretionary 17.6%
Health Care 15.2%
Financials 11.8%
Materials 6.6%
Real Estate 2.9%
Consumer Staples 2.5%
Communication Services 1.7%
Energy 1.1%
Short-Term Investments 0.5%

Value	Value
Short-Term Investments	0.5%
Energy	1.1%
Communication Services	1.7%
Consumer Staples	2.5%
Real Estate	2.9%
Materials	6.6%
Financials	11.8%
Health Care	15.2%
Consumer Discretionary	17.6%
Information Technology	19.8%
Industrials	20.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Royalty Pharma PLC	6.5%
Royal Gold, Inc.	6.2%
Eurofins Scientific SE	5.5%
QXO, Inc.	5.4%
Canadian National Railway Co.	5.4%
Core & Main, Inc.	5.0%
MercadoLibre, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	3.5%
Total	59.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGKAX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio

Class C MGKCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$238	2.10%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in financials

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI All Country World Net Index
4/19	$10,000	$10,000
5/19	$9,780	$9,407
6/19	$10,330	$10,023
7/19	$10,290	$10,052
8/19	$10,370	$9,814
9/19	$10,300	$10,020
10/19	$10,340	$10,294
11/19	$10,550	$10,546
12/19	$10,560	$10,917
1/20	$10,650	$10,796
2/20	$9,890	$9,924
3/20	$8,660	$8,585
4/20	$9,850	$9,504
5/20	$10,610	$9,918
6/20	$10,970	$10,234
7/20	$11,470	$10,776
8/20	$11,920	$11,435
9/20	$11,710	$11,067
10/20	$11,430	$10,798
11/20	$12,600	$12,129
12/20	$13,263	$12,692
1/21	$12,702	$12,634
2/21	$13,393	$12,927
3/21	$13,634	$13,272
4/21	$14,425	$13,852
5/21	$14,515	$14,068
6/21	$14,886	$14,253
7/21	$15,327	$14,351
8/21	$15,587	$14,710
9/21	$14,776	$14,103
10/21	$15,818	$14,823
11/21	$15,457	$14,466
12/21	$15,702	$15,044
1/22	$14,277	$14,305
2/22	$13,865	$13,936
3/22	$14,277	$14,238
4/22	$12,783	$13,098
5/22	$12,453	$13,114
6/22	$11,806	$12,008
7/22	$12,994	$12,847
8/22	$12,088	$12,374
9/22	$11,182	$11,189
10/22	$12,076	$11,864
11/22	$13,206	$12,785
12/22	$12,444	$12,282
1/23	$13,643	$13,162
2/23	$13,440	$12,785
3/23	$14,135	$13,179
4/23	$14,027	$13,368
5/23	$14,303	$13,225
6/23	$14,782	$13,993
7/23	$15,370	$14,505
8/23	$14,662	$14,100
9/23	$13,643	$13,517
10/23	$12,792	$13,110
11/23	$13,907	$14,320
12/23	$14,879	$15,008
1/24	$14,727	$15,096
2/24	$16,206	$15,744
3/24	$16,687	$16,238
4/24	$15,208	$15,703
5/24	$15,764	$16,340
6/24	$15,460	$16,704
7/24	$16,092	$16,974
8/24	$16,055	$17,405
9/24	$15,991	$17,809
10/24	$15,599	$17,409
11/24	$16,611	$18,061
12/24	$16,308	$17,633
1/25	$17,499	$18,225
2/25	$17,606	$18,115
3/25	$16,858	$17,400
4/25	$17,392	$17,562
5/25	$19,026	$18,571
6/25	$20,553	$19,405
7/25	$20,339	$19,668
8/25	$20,812	$20,154
9/25	$21,133	$20,884
10/25	$21,164	$21,351
11/25	$20,370	$21,349
12/25	$20,633	$21,572

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/30/19 (Inception)
Class C	26.52%	9.24%	11.47%
Class C, with 1% maximum contingent deferred sales charge	25.52%	9.24%	11.47%
MSCI All Country World Net Index	22.34%	11.19%	12.22%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,602,164
# of Portfolio Holdings	50
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.5%
Energy	1.1%
Communication Services	1.7%
Consumer Staples	2.5%
Real Estate	2.9%
Materials	6.6%
Financials	11.8%
Health Care	15.2%
Consumer Discretionary	17.6%
Information Technology	19.8%
Industrials	20.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Royalty Pharma PLC	6.5%
Royal Gold, Inc.	6.2%
Eurofins Scientific SE	5.5%
QXO, Inc.	5.4%
Canadian National Railway Co.	5.4%
Core & Main, Inc.	5.0%
MercadoLibre, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	3.5%
Total	59.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGKCX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio

Class I MGKIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	1.00%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in financials

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI All Country World Net Index
4/19	$1,000,000	$1,000,000
5/19	$979,000	$940,681
6/19	$1,035,000	$1,002,276
7/19	$1,032,000	$1,005,213
8/19	$1,041,000	$981,367
9/19	$1,034,000	$1,002,017
10/19	$1,040,000	$1,029,441
11/19	$1,062,000	$1,054,571
12/19	$1,063,000	$1,091,708
1/20	$1,074,000	$1,079,649
2/20	$998,000	$992,446
3/20	$875,000	$858,462
4/20	$996,000	$950,425
5/20	$1,074,000	$991,760
6/20	$1,111,000	$1,023,449
7/20	$1,163,000	$1,077,577
8/20	$1,210,000	$1,143,530
9/20	$1,189,000	$1,106,659
10/20	$1,162,000	$1,079,757
11/20	$1,282,000	$1,212,851
12/20	$1,350,640	$1,269,163
1/21	$1,295,244	$1,263,391
2/21	$1,366,755	$1,292,656
3/21	$1,392,942	$1,327,182
4/21	$1,474,524	$1,385,209
5/21	$1,484,596	$1,406,767
6/21	$1,524,883	$1,425,304
7/21	$1,570,207	$1,435,126
8/21	$1,599,415	$1,471,046
9/21	$1,517,833	$1,410,277
10/21	$1,625,602	$1,482,263
11/21	$1,590,351	$1,446,569
12/21	$1,617,056	$1,504,433
1/22	$1,472,087	$1,430,546
2/22	$1,429,657	$1,393,599
3/22	$1,473,266	$1,423,783
4/22	$1,321,225	$1,309,821
5/22	$1,288,223	$1,311,354
6/22	$1,222,221	$1,200,812
7/22	$1,345,975	$1,284,667
8/22	$1,254,044	$1,237,372
9/22	$1,159,755	$1,118,920
10/22	$1,254,044	$1,186,443
11/22	$1,374,262	$1,278,468
12/22	$1,295,628	$1,228,159
1/23	$1,421,592	$1,316,189
2/23	$1,401,198	$1,278,467
3/23	$1,474,377	$1,317,886
4/23	$1,464,779	$1,336,827
5/23	$1,494,771	$1,322,509
6/23	$1,547,556	$1,399,295
7/23	$1,609,938	$1,450,520
8/23	$1,536,759	$1,409,987
9/23	$1,431,189	$1,351,683
10/23	$1,343,614	$1,311,042
11/23	$1,463,580	$1,432,046
12/23	$1,566,727	$1,500,833
1/24	$1,551,566	$1,509,631
2/24	$1,708,238	$1,574,414
3/24	$1,761,305	$1,623,846
4/24	$1,607,159	$1,570,270
5/24	$1,666,543	$1,634,045
6/24	$1,636,219	$1,670,439
7/24	$1,704,448	$1,697,378
8/24	$1,701,921	$1,740,486
9/24	$1,696,867	$1,780,919
10/24	$1,656,435	$1,740,943
11/24	$1,765,095	$1,806,061
12/24	$1,734,222	$1,763,309
1/25	$1,863,642	$1,822,496
2/25	$1,875,822	$1,811,516
3/25	$1,798,171	$1,739,953
4/25	$1,856,029	$1,756,181
5/25	$2,032,648	$1,857,124
6/25	$2,200,132	$1,940,511
7/25	$2,177,294	$1,966,828
8/25	$2,230,584	$2,015,391
9/25	$2,267,126	$2,088,432
10/25	$2,273,216	$2,135,142
11/25	$2,189,474	$2,134,905
12/25	$2,219,110	$2,157,186

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/30/19 (Inception)
Class I	27.96%	10.44%	12.69%
MSCI All Country World Net Index	22.34%	11.19%	12.22%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,602,164
# of Portfolio Holdings	50
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.5%
Energy	1.1%
Communication Services	1.7%
Consumer Staples	2.5%
Real Estate	2.9%
Materials	6.6%
Financials	11.8%
Health Care	15.2%
Consumer Discretionary	17.6%
Information Technology	19.8%
Industrials	20.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Royalty Pharma PLC	6.5%
Royal Gold, Inc.	6.2%
Eurofins Scientific SE	5.5%
QXO, Inc.	5.4%
Canadian National Railway Co.	5.4%
Core & Main, Inc.	5.0%
MercadoLibre, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	3.5%
Total	59.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGKIX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio

Class R6 MGKQX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$108	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in industrials, with the largest contribution from an aerospace and defense company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in financials

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI All Country World Net Index
4/19	$5,000,000	$5,000,000
5/19	$4,895,000	$4,703,405
6/19	$5,175,000	$5,011,382
7/19	$5,160,000	$5,026,066
8/19	$5,205,000	$4,906,836
9/19	$5,170,000	$5,010,084
10/19	$5,200,000	$5,147,203
11/19	$5,315,000	$5,272,854
12/19	$5,320,000	$5,458,539
1/20	$5,370,000	$5,398,244
2/20	$4,995,000	$4,962,229
3/20	$4,375,000	$4,292,312
4/20	$4,985,000	$4,752,126
5/20	$5,375,000	$4,958,801
6/20	$5,555,000	$5,117,247
7/20	$5,820,000	$5,387,883
8/20	$6,050,000	$5,717,649
9/20	$5,950,000	$5,533,293
10/20	$5,815,000	$5,398,787
11/20	$6,415,000	$6,064,257
12/20	$6,761,060	$6,345,817
1/21	$6,483,967	$6,316,956
2/21	$6,836,631	$6,463,279
3/21	$6,972,658	$6,635,909
4/21	$7,380,740	$6,926,047
5/21	$7,431,120	$7,033,833
6/21	$7,632,642	$7,126,520
7/21	$7,859,354	$7,175,628
8/21	$8,005,458	$7,355,229
9/21	$7,597,376	$7,051,386
10/21	$8,141,485	$7,411,314
11/21	$7,960,115	$7,232,846
12/21	$8,093,663	$7,522,163
1/22	$7,368,594	$7,152,732
2/22	$7,156,378	$6,967,996
3/22	$7,380,383	$7,118,916
4/22	$6,619,945	$6,549,105
5/22	$6,454,888	$6,556,769
6/22	$6,118,880	$6,004,058
7/22	$6,743,737	$6,423,336
8/22	$6,278,042	$6,186,862
9/22	$5,812,347	$5,594,598
10/22	$6,283,937	$5,932,215
11/22	$6,879,319	$6,392,338
12/22	$6,491,924	$6,140,793
1/23	$7,121,917	$6,580,946
2/23	$7,019,918	$6,392,336
3/23	$7,385,914	$6,589,428
4/23	$7,337,914	$6,684,135
5/23	$7,493,913	$6,612,545
6/23	$7,751,910	$6,996,475
7/23	$8,063,906	$7,252,602
8/23	$7,697,910	$7,049,936
9/23	$7,175,916	$6,758,415
10/23	$6,731,922	$6,555,211
11/23	$7,331,915	$7,160,229
12/23	$7,852,135	$7,504,164
1/24	$7,776,268	$7,548,155
2/24	$8,560,217	$7,872,072
3/24	$8,825,749	$8,119,230
4/24	$8,054,444	$7,851,352
5/24	$8,351,586	$8,170,224
6/24	$8,199,854	$8,352,193
7/24	$8,547,573	$8,486,892
8/24	$8,534,929	$8,702,430
9/24	$8,509,640	$8,904,597
10/24	$8,307,331	$8,704,717
11/24	$8,851,037	$9,030,305
12/24	$8,702,278	$8,816,543
1/25	$9,342,376	$9,112,479
2/25	$9,410,958	$9,057,582
3/25	$9,022,327	$8,699,766
4/25	$9,311,895	$8,780,904
5/25	$10,195,839	$9,285,621
6/25	$11,034,062	$9,702,555
7/25	$10,919,759	$9,834,140
8/25	$11,186,466	$10,076,953
9/25	$11,369,351	$10,442,162
10/25	$11,399,832	$10,675,710
11/25	$10,980,721	$10,674,526
12/25	$11,134,243	$10,785,930

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/30/19 (Inception)
Class R6	27.95%	10.49%	12.75%
MSCI All Country World Net Index	22.34%	11.19%	12.22%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,602,164
# of Portfolio Holdings	50
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.5%
Energy	1.1%
Communication Services	1.7%
Consumer Staples	2.5%
Real Estate	2.9%
Materials	6.6%
Financials	11.8%
Health Care	15.2%
Consumer Discretionary	17.6%
Information Technology	19.8%
Industrials	20.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Royalty Pharma PLC	6.5%
Royal Gold, Inc.	6.2%
Eurofins Scientific SE	5.5%
QXO, Inc.	5.4%
Canadian National Railway Co.	5.4%
Core & Main, Inc.	5.0%
MercadoLibre, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	3.5%
Total	59.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGKQX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class A MGQAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.15%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Negative stock selection driven by weakness in financials, industrials and information technology

↓ The largest absolute detractor was UnitedHealth Group, which declined following its unprecedented downgrade to full-year earnings per share guidance

↑ Sector allocation was modestly positive mainly driven by a slight overweight to information technology

↑ The top three absolute contributors were Alphabet, Taiwan Semiconductor Manufacturing Company and Galderma

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index
12/15	$9,476	$10,000	$10,000
1/16	$9,385	$10,000	$10,000
2/16	$9,177	$9,332	$9,332
3/16	$9,676	$10,024	$9,965
4/16	$9,709	$10,172	$10,123
5/16	$9,834	$10,185	$10,180
6/16	$9,900	$10,123	$10,066
7/16	$10,109	$10,559	$10,491
8/16	$10,025	$10,595	$10,499
9/16	$10,016	$10,660	$10,555
10/16	$9,771	$10,479	$10,351
11/16	$9,594	$10,558	$10,500
12/16	$9,839	$10,786	$10,751
1/17	$10,122	$11,081	$11,011
2/17	$10,559	$11,392	$11,316
3/17	$10,760	$11,532	$11,437
4/17	$10,997	$11,711	$11,606
5/17	$11,453	$11,970	$11,851
6/17	$11,335	$12,024	$11,897
7/17	$11,472	$12,360	$12,182
8/17	$11,363	$12,408	$12,199
9/17	$11,390	$12,647	$12,473
10/17	$11,582	$12,910	$12,708
11/17	$11,839	$13,160	$12,984
12/17	$12,048	$13,372	$13,159
1/18	$12,619	$14,127	$13,854
2/18	$12,028	$13,533	$13,280
3/18	$12,048	$13,244	$12,991
4/18	$12,028	$13,370	$13,140
5/18	$12,300	$13,387	$13,222
6/18	$12,687	$13,314	$13,216
7/18	$12,899	$13,716	$13,629
8/18	$13,163	$13,824	$13,797
9/18	$13,339	$13,884	$13,874
10/18	$12,381	$12,843	$12,856
11/18	$12,889	$13,031	$13,002
12/18	$12,079	$12,113	$12,013
1/19	$12,560	$13,070	$12,948
2/19	$13,103	$13,419	$13,337
3/19	$13,574	$13,588	$13,512
4/19	$14,054	$14,047	$13,991
5/19	$13,594	$13,214	$13,184
6/19	$14,409	$14,079	$14,053
7/19	$14,493	$14,120	$14,122
8/19	$14,598	$13,785	$13,833
9/19	$14,566	$14,075	$14,128
10/19	$14,775	$14,460	$14,487
11/19	$15,235	$14,813	$14,891
12/19	$15,647	$15,335	$15,337
1/20	$15,882	$15,166	$15,244
2/20	$14,662	$13,941	$13,955
3/20	$13,463	$12,059	$12,108
4/20	$14,876	$13,350	$13,431
5/20	$15,486	$13,931	$14,080
6/20	$15,839	$14,376	$14,452
7/20	$16,738	$15,137	$15,144
8/20	$17,455	$16,063	$16,156
9/20	$16,974	$15,545	$15,598
10/20	$16,160	$15,167	$15,120
11/20	$17,466	$17,037	$17,053
12/20	$18,077	$17,828	$17,776
1/21	$17,672	$17,747	$17,599
2/21	$17,760	$18,158	$18,050
3/21	$18,493	$18,643	$18,651
4/21	$19,391	$19,458	$19,519
5/21	$19,391	$19,761	$19,800
6/21	$19,621	$20,021	$20,095
7/21	$20,190	$20,159	$20,455
8/21	$20,475	$20,664	$20,964
9/21	$19,588	$19,810	$20,094
10/21	$20,639	$20,821	$21,232
11/21	$20,004	$20,320	$20,767
12/21	$21,368	$21,133	$21,654
1/22	$20,089	$20,095	$20,508
2/22	$19,366	$19,576	$19,990
3/22	$19,444	$20,000	$20,538
4/22	$18,109	$18,399	$18,832
5/22	$18,098	$18,420	$18,846
6/22	$16,919	$16,868	$17,214
7/22	$18,131	$18,046	$18,581
8/22	$17,030	$17,381	$17,804
9/22	$15,395	$15,717	$16,149
10/22	$16,162	$16,666	$17,308
11/22	$17,597	$17,958	$18,512
12/22	$16,900	$17,252	$17,726
1/23	$17,960	$18,488	$18,980
2/23	$17,179	$17,958	$18,524
3/23	$18,139	$18,512	$19,096
4/23	$18,540	$18,778	$19,431
5/23	$18,317	$18,577	$19,237
6/23	$19,322	$19,656	$20,400
7/23	$19,646	$20,375	$21,085
8/23	$19,500	$19,806	$20,582
9/23	$18,462	$18,987	$19,694
10/23	$17,960	$18,416	$19,123
11/23	$19,724	$20,116	$20,915
12/23	$20,482	$21,082	$21,942
1/24	$20,884	$21,206	$22,205
2/24	$21,711	$22,116	$23,147
3/24	$21,722	$22,810	$23,891
4/24	$20,716	$22,057	$23,003
5/24	$21,353	$22,953	$24,030
6/24	$21,766	$23,464	$24,527
7/24	$22,359	$23,843	$24,923
8/24	$22,973	$24,448	$25,556
9/24	$23,532	$25,016	$26,150
10/24	$23,096	$24,455	$25,563
11/24	$24,403	$25,369	$26,519
12/24	$23,740	$24,769	$25,891
1/25	$24,958	$25,600	$26,760
2/25	$24,654	$25,446	$26,599
3/25	$23,957	$24,441	$25,548
4/25	$24,378	$24,669	$25,786
5/25	$25,698	$26,087	$27,269
6/25	$26,350	$27,258	$28,493
7/25	$25,828	$27,628	$28,879
8/25	$26,075	$28,310	$29,592
9/25	$26,133	$29,336	$30,665
10/25	$25,640	$29,992	$31,351
11/25	$25,176	$29,989	$31,347
12/25	$25,231	$30,302	$31,674

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class A	6.28%	6.90%	10.29%
Class A, with 5.25% maximum front end sales charge	0.68%	5.76%	9.70%
MSCI All Country World Net Index	22.34%	11.19%	11.72%
MSCI World/MSCI AC World Blended Index	22.34%	12.25%	12.22%
Footnote	Description
Footnote[1]	MSCI World/MSCI AC World Blended Index is performance linked benchmarks of the Fund. The old benchmark represented by MSCI World Index from the Fund's inception to June 26, 2024 and the new benchmark represented by MSCI All Country World Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$34,431,548
# of Portfolio Holdings	36
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
30.0%
Financials
20.1%
Industrials
18.0%
Consumer Discretionary
13.3%
Communication Services
10.2%
Health Care
6.1%
Consumer Staples
2.0%
Short-Term Investments
0.3%

Value	Value
Short-Term Investments	0.3%
Consumer Staples	2.0%
Health Care	6.1%
Communication Services	10.2%
Consumer Discretionary	13.3%
Industrials	18.0%
Financials	20.1%
Information Technology	30.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
SAP SE	4.6%
Visa, Inc.	4.1%
Alphabet, Inc.	4.0%
Intercontinental Exchange, Inc.	3.8%
Mastercard, Inc.	3.7%
Uber Technologies, Inc.	3.6%
Microsoft Corp.	3.6%
Cencora, Inc.	3.6%
S&P Global, Inc.	3.5%
Total	41.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGQAX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class C MSGQX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.90%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Negative stock selection driven by weakness in financials, industrials and information technology

↓ The largest absolute detractor was UnitedHealth Group, which declined following its unprecedented downgrade to full-year earnings per share guidance

↑ Sector allocation was modestly positive mainly driven by a slight overweight to information technology

↑ The top three absolute contributors were Alphabet, Taiwan Semiconductor Manufacturing Company and Galderma

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index
12/15	$10,000	$10,000	$10,000
1/16	$9,903	$9,397	$9,402
2/16	$9,673	$9,332	$9,332
3/16	$10,186	$10,024	$9,965
4/16	$10,212	$10,172	$10,123
5/16	$10,345	$10,185	$10,180
6/16	$10,407	$10,123	$10,066
7/16	$10,611	$10,559	$10,491
8/16	$10,521	$10,595	$10,499
9/16	$10,504	$10,660	$10,555
10/16	$10,243	$10,479	$10,351
11/16	$10,054	$10,558	$10,500
12/16	$10,306	$10,786	$10,751
1/17	$10,596	$11,081	$11,011
2/17	$11,040	$11,392	$11,316
3/17	$11,243	$11,532	$11,437
4/17	$11,485	$11,711	$11,606
5/17	$11,948	$11,970	$11,851
6/17	$11,823	$12,024	$11,897
7/17	$11,959	$12,360	$12,182
8/17	$11,842	$12,408	$12,199
9/17	$11,862	$12,647	$12,473
10/17	$12,046	$12,910	$12,708
11/17	$12,308	$13,160	$12,984
12/17	$12,518	$13,372	$13,159
1/18	$13,110	$14,127	$13,854
2/18	$12,477	$13,533	$13,280
3/18	$12,497	$13,244	$12,991
4/18	$12,467	$13,370	$13,140
5/18	$12,742	$13,387	$13,222
6/18	$13,130	$13,314	$13,216
7/18	$13,343	$13,716	$13,629
8/18	$13,611	$13,824	$13,797
9/18	$13,786	$13,884	$13,874
10/18	$12,787	$12,843	$12,856
11/18	$13,302	$13,031	$13,002
12/18	$12,455	$12,113	$12,013
1/19	$12,951	$13,070	$12,948
2/19	$13,491	$13,419	$13,337
3/19	$13,976	$13,588	$13,512
4/19	$14,461	$14,047	$13,991
5/19	$13,976	$13,214	$13,184
6/19	$14,814	$14,079	$14,053
7/19	$14,891	$14,120	$14,122
8/19	$14,980	$13,785	$13,833
9/19	$14,946	$14,075	$14,128
10/19	$15,145	$14,460	$14,487
11/19	$15,608	$14,813	$14,891
12/19	$16,021	$15,335	$15,337
1/20	$16,258	$15,166	$15,244
2/20	$14,996	$13,941	$13,955
3/20	$13,756	$12,059	$12,108
4/20	$15,187	$13,350	$13,431
5/20	$15,807	$13,931	$14,080
6/20	$16,156	$14,376	$14,452
7/20	$17,057	$15,137	$15,144
8/20	$17,779	$16,063	$16,156
9/20	$17,283	$15,545	$15,598
10/20	$16,438	$15,167	$15,120
11/20	$17,767	$17,037	$17,053
12/20	$18,373	$17,828	$17,776
1/21	$17,947	$17,747	$17,599
2/21	$18,027	$18,158	$18,050
3/21	$18,753	$18,643	$18,651
4/21	$19,664	$19,458	$19,519
5/21	$19,653	$19,761	$19,800
6/21	$19,872	$20,021	$20,095
7/21	$20,425	$20,159	$20,455
8/21	$20,701	$20,664	$20,964
9/21	$19,791	$19,810	$20,094
10/21	$20,840	$20,821	$21,232
11/21	$20,194	$20,320	$20,767
12/21	$21,558	$21,133	$21,654
1/22	$20,247	$20,095	$20,508
2/22	$19,510	$19,576	$19,990
3/22	$19,580	$20,000	$20,538
4/22	$18,222	$18,399	$18,832
5/22	$18,199	$18,420	$18,846
6/22	$17,005	$16,868	$17,214
7/22	$18,210	$18,046	$18,581
8/22	$17,087	$17,381	$17,804
9/22	$15,437	$15,717	$16,149
10/22	$16,197	$16,666	$17,308
11/22	$17,625	$17,958	$18,512
12/22	$16,915	$17,252	$17,726
1/23	$17,972	$18,488	$18,980
2/23	$17,173	$17,958	$18,524
3/23	$18,125	$18,512	$19,096
4/23	$18,524	$18,778	$19,431
5/23	$18,277	$18,577	$19,237
6/23	$19,276	$19,656	$20,400
7/23	$19,593	$20,375	$21,085
8/23	$19,428	$19,806	$20,582
9/23	$18,383	$18,987	$19,694
10/23	$17,878	$18,416	$19,123
11/23	$19,616	$20,116	$20,915
12/23	$20,356	$21,082	$21,942
1/24	$20,756	$21,206	$22,205
2/24	$21,578	$22,116	$23,147
3/24	$21,589	$22,810	$23,891
4/24	$20,590	$22,057	$23,003
5/24	$21,223	$22,953	$24,030
6/24	$21,634	$23,464	$24,527
7/24	$22,222	$23,843	$24,923
8/24	$22,833	$24,448	$25,556
9/24	$23,388	$25,016	$26,150
10/24	$22,955	$24,455	$25,563
11/24	$24,254	$25,369	$26,519
12/24	$23,595	$24,769	$25,891
1/25	$24,806	$25,600	$26,760
2/25	$24,503	$25,446	$26,599
3/25	$23,811	$24,441	$25,548
4/25	$24,229	$24,669	$25,786
5/25	$25,541	$26,087	$27,269
6/25	$26,189	$27,258	$28,493
7/25	$25,670	$27,628	$28,879
8/25	$25,916	$28,310	$29,592
9/25	$25,973	$29,336	$30,665
10/25	$25,483	$29,992	$31,351
11/25	$25,022	$29,989	$31,347
12/25	$25,077	$30,302	$31,674

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.46%	6.09%	9.63%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	4.69%	6.09%	9.63%
MSCI All Country World Net Index	22.34%	11.19%	11.72%
MSCI World/MSCI AC World Blended Index	22.34%	12.25%	12.22%
Footnote	Description
Footnote[1]	MSCI World/MSCI AC World Blended Index is performance linked benchmarks of the Fund. The old benchmark represented by MSCI World Index from the Fund's inception to June 26, 2024 and the new benchmark represented by MSCI All Country World Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$34,431,548
# of Portfolio Holdings	36
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Staples	2.0%
Health Care	6.1%
Communication Services	10.2%
Consumer Discretionary	13.3%
Industrials	18.0%
Financials	20.1%
Information Technology	30.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
SAP SE	4.6%
Visa, Inc.	4.1%
Alphabet, Inc.	4.0%
Intercontinental Exchange, Inc.	3.8%
Mastercard, Inc.	3.7%
Uber Technologies, Inc.	3.6%
Microsoft Corp.	3.6%
Cencora, Inc.	3.6%
S&P Global, Inc.	3.5%
Total	41.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSGQX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class I MGQIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Negative stock selection driven by weakness in financials, industrials and information technology

↓ The largest absolute detractor was UnitedHealth Group, which declined following its unprecedented downgrade to full-year earnings per share guidance

↑ Sector allocation was modestly positive mainly driven by a slight overweight to information technology

↑ The top three absolute contributors were Alphabet, Taiwan Semiconductor Manufacturing Company and Galderma

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$991,243	$939,689	$940,176
2/16	$969,352	$933,221	$933,178
3/16	$1,021,891	$1,002,382	$996,503
4/16	$1,025,394	$1,017,178	$1,012,271
5/16	$1,039,405	$1,018,463	$1,017,957
6/16	$1,046,410	$1,012,294	$1,006,550
7/16	$1,068,388	$1,055,920	$1,049,075
8/16	$1,061,271	$1,059,471	$1,049,947
9/16	$1,059,492	$1,065,964	$1,055,524
10/16	$1,033,694	$1,047,872	$1,035,097
11/16	$1,015,903	$1,055,835	$1,049,981
12/16	$1,041,993	$1,078,643	$1,075,105
1/17	$1,072,839	$1,108,136	$1,101,053
2/17	$1,119,107	$1,139,221	$1,131,600
3/17	$1,140,313	$1,153,158	$1,143,654
4/17	$1,166,338	$1,171,129	$1,160,587
5/17	$1,214,534	$1,196,991	$1,185,139
6/17	$1,202,967	$1,202,434	$1,189,699
7/17	$1,217,535	$1,236,039	$1,218,171
8/17	$1,206,889	$1,240,774	$1,219,887
9/17	$1,209,793	$1,264,746	$1,247,266
10/17	$1,230,117	$1,291,009	$1,270,838
11/17	$1,258,184	$1,316,000	$1,298,373
12/17	$1,280,181	$1,337,216	$1,315,932
1/18	$1,341,778	$1,412,658	$1,385,413
2/18	$1,279,155	$1,353,328	$1,328,019
3/18	$1,281,208	$1,324,358	$1,299,073
4/18	$1,280,181	$1,337,005	$1,314,001
5/18	$1,308,926	$1,338,674	$1,322,235
6/18	$1,349,991	$1,331,425	$1,321,604
7/18	$1,373,469	$1,371,576	$1,362,883
8/18	$1,402,471	$1,382,352	$1,379,746
9/18	$1,421,116	$1,388,368	$1,387,428
10/18	$1,320,643	$1,284,325	$1,285,552
11/18	$1,374,505	$1,303,109	$1,300,156
12/18	$1,287,817	$1,211,325	$1,201,295
1/19	$1,340,086	$1,306,971	$1,294,762
2/19	$1,397,915	$1,341,929	$1,333,696
3/19	$1,449,072	$1,358,805	$1,351,213
4/19	$1,500,229	$1,404,686	$1,399,126
5/19	$1,452,408	$1,321,361	$1,318,395
6/19	$1,540,264	$1,407,883	$1,405,271
7/19	$1,549,161	$1,412,009	$1,412,232
8/19	$1,561,394	$1,378,513	$1,383,345
9/19	$1,558,058	$1,407,519	$1,412,784
10/19	$1,581,412	$1,446,041	$1,448,736
11/19	$1,630,345	$1,481,341	$1,489,083
12/19	$1,674,548	$1,533,506	$1,533,694
1/20	$1,700,820	$1,516,567	$1,524,359
2/20	$1,570,603	$1,394,075	$1,395,512
3/20	$1,442,670	$1,205,870	$1,210,826
4/20	$1,593,448	$1,335,049	$1,343,102
5/20	$1,659,699	$1,393,111	$1,407,985
6/20	$1,698,536	$1,437,625	$1,445,227
7/20	$1,795,627	$1,513,657	$1,514,369
8/20	$1,872,159	$1,606,300	$1,615,551
9/20	$1,821,899	$1,554,508	$1,559,815
10/20	$1,735,088	$1,516,720	$1,511,968
11/20	$1,875,585	$1,703,675	$1,705,291
12/20	$1,941,783	$1,782,776	$1,777,589
1/21	$1,898,424	$1,774,668	$1,759,922
2/21	$1,907,799	$1,815,775	$1,805,019
3/21	$1,987,486	$1,864,273	$1,865,076
4/21	$2,084,751	$1,945,784	$1,951,877
5/21	$2,085,922	$1,976,065	$1,979,995
6/21	$2,110,532	$2,002,104	$2,009,506
7/21	$2,172,641	$2,015,901	$2,045,502
8/21	$2,204,281	$2,066,357	$2,096,411
9/21	$2,109,360	$1,980,996	$2,009,367
10/21	$2,223,031	$2,082,114	$2,123,179
11/21	$2,155,063	$2,031,975	$2,076,654
12/21	$2,303,374	$2,113,255	$2,165,410
1/22	$2,164,933	$2,009,468	$2,050,836
2/22	$2,088,552	$1,957,569	$1,998,968
3/22	$2,096,906	$1,999,968	$2,053,827
4/22	$1,953,691	$1,839,887	$1,883,208
5/22	$1,953,691	$1,842,040	$1,884,635
6/22	$1,827,184	$1,686,763	$1,721,384
7/22	$1,957,271	$1,804,554	$1,858,055
8/22	$1,839,119	$1,738,119	$1,780,374
9/22	$1,663,681	$1,571,730	$1,614,871
10/22	$1,747,223	$1,666,580	$1,730,839
11/22	$1,902,372	$1,795,845	$1,851,185
12/22	$1,826,917	$1,725,177	$1,772,570
1/23	$1,943,503	$1,848,832	$1,897,991
2/23	$1,858,167	$1,795,845	$1,852,366
3/23	$1,962,734	$1,851,215	$1,909,603
4/23	$2,007,205	$1,877,822	$1,943,078
5/23	$1,983,167	$1,857,710	$1,923,679
6/23	$2,092,541	$1,965,570	$2,040,019
7/23	$2,129,801	$2,037,525	$2,108,549
8/23	$2,114,176	$1,980,589	$2,058,185
9/23	$2,002,397	$1,898,690	$1,969,398
10/23	$1,948,311	$1,841,602	$1,912,254
11/23	$2,140,618	$2,011,575	$2,091,532
12/23	$2,223,226	$2,108,199	$2,194,214
1/24	$2,266,700	$2,120,557	$2,220,546
2/24	$2,357,272	$2,211,558	$2,314,692
3/24	$2,359,687	$2,280,994	$2,389,074
4/24	$2,251,001	$2,205,737	$2,300,333
5/24	$2,319,835	$2,295,320	$2,403,047
6/24	$2,365,725	$2,346,441	$2,452,741
7/24	$2,430,936	$2,384,284	$2,492,298
8/24	$2,498,563	$2,444,836	$2,555,594
9/24	$2,561,359	$2,501,632	$2,614,963
10/24	$2,514,262	$2,445,479	$2,556,265
11/24	$2,655,553	$2,536,948	$2,651,879
12/24	$2,585,053	$2,476,895	$2,589,105
1/25	$2,718,465	$2,560,034	$2,676,010
2/25	$2,685,505	$2,544,612	$2,659,889
3/25	$2,610,166	$2,444,088	$2,554,811
4/25	$2,657,253	$2,466,882	$2,578,639
5/25	$2,803,221	$2,608,676	$2,726,856
6/25	$2,873,851	$2,725,808	$2,849,295
7/25	$2,817,347	$2,762,776	$2,887,937
8/25	$2,847,168	$2,830,991	$2,959,242
9/25	$2,851,877	$2,933,591	$3,066,491
10/25	$2,800,082	$2,999,204	$3,135,076
11/25	$2,749,856	$2,998,871	$3,134,728
12/25	$2,755,807	$3,030,169	$3,167,443

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class I	6.61%	7.25%	10.67%
MSCI All Country World Net Index	22.34%	11.19%	11.72%
MSCI World/MSCI AC World Blended Index	22.34%	12.25%	12.22%
Footnote	Description
Footnote[1]	MSCI World/MSCI AC World Blended Index is performance linked benchmarks of the Fund. The old benchmark represented by MSCI World Index from the Fund's inception to June 26, 2024 and the new benchmark represented by MSCI All Country World Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$34,431,548
# of Portfolio Holdings	36
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Staples	2.0%
Health Care	6.1%
Communication Services	10.2%
Consumer Discretionary	13.3%
Industrials	18.0%
Financials	20.1%
Information Technology	30.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
SAP SE	4.6%
Visa, Inc.	4.1%
Alphabet, Inc.	4.0%
Intercontinental Exchange, Inc.	3.8%
Mastercard, Inc.	3.7%
Uber Technologies, Inc.	3.6%
Microsoft Corp.	3.6%
Cencora, Inc.	3.6%
S&P Global, Inc.	3.5%
Total	41.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGQIX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class L MGQLX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$170	1.65%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Negative stock selection driven by weakness in financials, industrials and information technology

↓ The largest absolute detractor was UnitedHealth Group, which declined following its unprecedented downgrade to full-year earnings per share guidance

↑ Sector allocation was modestly positive mainly driven by a slight overweight to information technology

↑ The top three absolute contributors were Alphabet, Taiwan Semiconductor Manufacturing Company and Galderma

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index
12/15	$10,000	$10,000	$10,000
1/16	$9,894	$9,397	$9,402
2/16	$9,675	$9,332	$9,332
3/16	$10,193	$10,024	$9,965
4/16	$10,220	$10,172	$10,123
5/16	$10,352	$10,185	$10,180
6/16	$10,413	$10,123	$10,066
7/16	$10,625	$10,559	$10,491
8/16	$10,545	$10,595	$10,499
9/16	$10,518	$10,660	$10,555
10/16	$10,259	$10,479	$10,351
11/16	$10,071	$10,558	$10,500
12/16	$10,331	$10,786	$10,751
1/17	$10,619	$11,081	$11,011
2/17	$11,070	$11,392	$11,316
3/17	$11,272	$11,532	$11,437
4/17	$11,521	$11,711	$11,606
5/17	$11,992	$11,970	$11,851
6/17	$11,867	$12,024	$11,897
7/17	$12,002	$12,360	$12,182
8/17	$11,887	$12,408	$12,199
9/17	$11,916	$12,647	$12,473
10/17	$12,099	$12,910	$12,708
11/17	$12,369	$13,160	$12,984
12/17	$12,582	$13,372	$13,159
1/18	$13,171	$14,127	$13,854
2/18	$12,542	$13,533	$13,280
3/18	$12,562	$13,244	$12,991
4/18	$12,542	$13,370	$13,140
5/18	$12,816	$13,387	$13,222
6/18	$13,211	$13,314	$13,216
7/18	$13,433	$13,716	$13,629
8/18	$13,699	$13,824	$13,797
9/18	$13,873	$13,884	$13,874
10/18	$12,880	$12,843	$12,856
11/18	$13,402	$13,031	$13,002
12/18	$12,551	$12,113	$12,013
1/19	$13,043	$13,070	$12,948
2/19	$13,601	$13,419	$13,337
3/19	$14,082	$13,588	$13,512
4/19	$14,574	$14,047	$13,991
5/19	$14,093	$13,214	$13,184
6/19	$14,935	$14,079	$14,053
7/19	$15,011	$14,120	$14,122
8/19	$15,120	$13,785	$13,833
9/19	$15,077	$14,075	$14,128
10/19	$15,295	$14,460	$14,487
11/19	$15,754	$14,813	$14,891
12/19	$16,175	$15,335	$15,337
1/20	$16,410	$15,166	$15,244
2/20	$15,148	$13,941	$13,955
3/20	$13,896	$12,059	$12,108
4/20	$15,349	$13,350	$13,431
5/20	$15,974	$13,931	$14,080
6/20	$16,343	$14,376	$14,452
7/20	$17,259	$15,137	$15,144
8/20	$17,974	$16,063	$16,156
9/20	$17,482	$15,545	$15,598
10/20	$16,633	$15,167	$15,120
11/20	$17,974	$17,037	$17,053
12/20	$18,597	$17,828	$17,776
1/21	$18,163	$17,747	$17,599
2/21	$18,243	$18,158	$18,050
3/21	$18,997	$18,643	$18,651
4/21	$19,911	$19,458	$19,519
5/21	$19,899	$19,761	$19,800
6/21	$20,128	$20,021	$20,095
7/21	$20,699	$20,159	$20,455
8/21	$20,984	$20,664	$20,964
9/21	$20,059	$19,810	$20,094
10/21	$21,133	$20,821	$21,232
11/21	$20,482	$20,320	$20,767
12/21	$21,867	$21,133	$21,654
1/22	$20,545	$20,095	$20,508
2/22	$19,803	$19,576	$19,990
3/22	$19,873	$20,000	$20,538
4/22	$18,505	$18,399	$18,832
5/22	$18,481	$18,420	$18,846
6/22	$17,276	$16,868	$17,214
7/22	$18,493	$18,046	$18,581
8/22	$17,357	$17,381	$17,804
9/22	$15,687	$15,717	$16,149
10/22	$16,464	$16,666	$17,308
11/22	$17,913	$17,958	$18,512
12/22	$17,198	$17,252	$17,726
1/23	$18,280	$18,488	$18,980
2/23	$17,477	$17,958	$18,524
3/23	$18,443	$18,512	$19,096
4/23	$18,838	$18,778	$19,431
5/23	$18,606	$18,577	$19,237
6/23	$19,618	$19,656	$20,400
7/23	$19,944	$20,375	$21,085
8/23	$19,793	$19,806	$20,582
9/23	$18,722	$18,987	$19,694
10/23	$18,210	$18,416	$19,123
11/23	$19,990	$20,116	$20,915
12/23	$20,747	$21,082	$21,942
1/24	$21,142	$21,206	$22,205
2/24	$21,980	$22,116	$23,147
3/24	$21,980	$22,810	$23,891
4/24	$20,956	$22,057	$23,003
5/24	$21,584	$22,953	$24,030
6/24	$21,992	$23,464	$24,527
7/24	$22,585	$23,843	$24,923
8/24	$23,190	$24,448	$25,556
9/24	$23,749	$25,016	$26,150
10/24	$23,295	$24,455	$25,563
11/24	$24,598	$25,369	$26,519
12/24	$23,920	$24,769	$25,891
1/25	$25,136	$25,600	$26,760
2/25	$24,832	$25,446	$26,599
3/25	$24,102	$24,441	$25,548
4/25	$24,528	$24,669	$25,786
5/25	$25,851	$26,087	$27,269
6/25	$26,474	$27,258	$28,493
7/25	$25,957	$27,628	$28,879
8/25	$26,201	$28,310	$29,592
9/25	$26,231	$29,336	$30,665
10/25	$25,729	$29,992	$31,351
11/25	$25,258	$29,989	$31,347
12/25	$25,299	$30,302	$31,674

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class L	5.77%	6.35%	9.73%
MSCI All Country World Net Index	22.34%	11.19%	11.72%
MSCI World/MSCI AC World Blended Index	22.34%	12.25%	12.22%
Footnote	Description
Footnote[1]	MSCI World/MSCI AC World Blended Index is performance linked benchmarks of the Fund. The old benchmark represented by MSCI World Index from the Fund's inception to June 26, 2024 and the new benchmark represented by MSCI All Country World Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$34,431,548
# of Portfolio Holdings	36
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Staples	2.0%
Health Care	6.1%
Communication Services	10.2%
Consumer Discretionary	13.3%
Industrials	18.0%
Financials	20.1%
Information Technology	30.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
SAP SE	4.6%
Visa, Inc.	4.1%
Alphabet, Inc.	4.0%
Intercontinental Exchange, Inc.	3.8%
Mastercard, Inc.	3.7%
Uber Technologies, Inc.	3.6%
Microsoft Corp.	3.6%
Cencora, Inc.	3.6%
S&P Global, Inc.	3.5%
Total	41.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGQLX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

Class R6 MGQSX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.75%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Negative stock selection driven by weakness in financials, industrials and information technology

↓ The largest absolute detractor was UnitedHealth Group, which declined following its unprecedented downgrade to full-year earnings per share guidance

↑ Sector allocation was modestly positive mainly driven by a slight overweight to information technology

↑ The top three absolute contributors were Alphabet, Taiwan Semiconductor Manufacturing Company and Galderma

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index
12/15	$5,000,000	$5,000,000	$5,000,000
1/16	$4,951,881	$4,698,446	$4,700,879
2/16	$4,842,520	$4,666,106	$4,665,892
3/16	$5,109,361	$5,011,909	$4,982,516
4/16	$5,126,859	$5,085,891	$5,061,356
5/16	$5,192,476	$5,092,317	$5,089,784
6/16	$5,231,846	$5,061,469	$5,032,751
7/16	$5,341,711	$5,279,600	$5,245,377
8/16	$5,301,715	$5,297,355	$5,249,736
9/16	$5,292,827	$5,329,820	$5,277,622
10/16	$5,168,394	$5,239,358	$5,175,485
11/16	$5,075,070	$5,279,176	$5,249,903
12/16	$5,208,631	$5,393,215	$5,375,525
1/17	$5,362,818	$5,540,682	$5,505,264
2/17	$5,589,280	$5,696,105	$5,657,999
3/17	$5,700,102	$5,765,789	$5,718,268
4/17	$5,830,197	$5,855,647	$5,802,937
5/17	$6,071,115	$5,984,956	$5,925,695
6/17	$6,013,295	$6,012,172	$5,948,495
7/17	$6,086,117	$6,180,193	$6,090,857
8/17	$6,032,900	$6,203,870	$6,099,434
9/17	$6,047,413	$6,323,728	$6,236,331
10/17	$6,149,010	$6,455,043	$6,354,188
11/17	$6,289,310	$6,580,001	$6,491,867
12/17	$6,402,179	$6,686,082	$6,579,660
1/18	$6,710,223	$7,063,288	$6,927,067
2/18	$6,391,911	$6,766,642	$6,640,096
3/18	$6,407,313	$6,621,790	$6,495,366
4/18	$6,402,179	$6,685,025	$6,570,005
5/18	$6,545,933	$6,693,372	$6,611,176
6/18	$6,751,295	$6,657,124	$6,608,022
7/18	$6,868,710	$6,857,882	$6,814,414
8/18	$7,013,751	$6,911,760	$6,898,728
9/18	$7,106,991	$6,941,841	$6,937,141
10/18	$6,604,529	$6,421,627	$6,427,761
11/18	$6,873,890	$6,515,546	$6,500,780
12/18	$6,444,305	$6,056,627	$6,006,474
1/19	$6,700,296	$6,534,856	$6,473,812
2/19	$6,995,243	$6,709,644	$6,668,479
3/19	$7,245,669	$6,794,025	$6,756,066
4/19	$7,507,226	$7,023,429	$6,995,631
5/19	$7,267,929	$6,606,806	$6,591,977
6/19	$7,707,567	$7,039,417	$7,026,355
7/19	$7,752,087	$7,060,044	$7,061,159
8/19	$7,807,737	$6,892,564	$6,916,726
9/19	$7,796,607	$7,037,594	$7,063,921
10/19	$7,913,473	$7,230,204	$7,243,680
11/19	$8,158,334	$7,406,704	$7,445,417
12/19	$8,382,497	$7,667,532	$7,668,469
1/20	$8,514,010	$7,582,837	$7,621,794
2/20	$7,862,165	$6,970,373	$6,977,560
3/20	$7,216,038	$6,029,350	$6,054,130
4/20	$7,976,523	$6,675,244	$6,715,509
5/20	$8,308,164	$6,965,557	$7,039,923
6/20	$8,502,574	$7,188,124	$7,226,137
7/20	$8,988,598	$7,568,283	$7,571,845
8/20	$9,371,700	$8,031,500	$8,077,753
9/20	$9,120,111	$7,772,539	$7,799,077
10/20	$8,685,548	$7,583,599	$7,559,840
11/20	$9,394,572	$8,518,376	$8,526,453
12/20	$9,723,620	$8,913,880	$8,887,947
1/21	$9,506,497	$8,873,339	$8,799,612
2/21	$9,553,442	$9,078,876	$9,025,097
3/21	$9,952,481	$9,321,367	$9,325,381
4/21	$10,439,542	$9,728,921	$9,759,385
5/21	$10,445,410	$9,880,326	$9,899,973
6/21	$10,574,511	$10,010,522	$10,047,531
7/21	$10,879,657	$10,079,503	$10,227,511
8/21	$11,038,099	$10,331,786	$10,482,057
9/21	$10,562,774	$9,904,982	$10,046,836
10/21	$11,131,990	$10,410,568	$10,615,894
11/21	$10,791,634	$10,159,876	$10,383,268
12/21	$11,532,595	$10,566,276	$10,827,051
1/22	$10,845,063	$10,047,341	$10,254,182
2/22	$10,462,437	$9,787,846	$9,994,841
3/22	$10,504,287	$9,999,841	$10,269,133
4/22	$9,786,863	$9,199,436	$9,416,042
5/22	$9,786,863	$9,210,201	$9,423,173
6/22	$9,153,138	$8,433,815	$8,606,919
7/22	$9,804,798	$9,022,769	$9,290,277
8/22	$9,212,923	$8,690,597	$8,901,871
9/22	$8,334,079	$7,858,652	$8,074,354
10/22	$8,752,576	$8,332,899	$8,654,197
11/22	$9,529,786	$8,979,227	$9,255,927
12/22	$9,157,071	$8,625,885	$8,862,852
1/23	$9,735,412	$9,244,162	$9,489,953
2/23	$9,313,705	$8,979,224	$9,261,829
3/23	$9,837,827	$9,256,077	$9,548,016
4/23	$10,060,729	$9,389,110	$9,715,389
5/23	$9,940,241	$9,288,548	$9,618,396
6/23	$10,488,461	$9,827,850	$10,200,096
7/23	$10,675,217	$10,187,627	$10,542,745
8/23	$10,596,900	$9,902,945	$10,290,924
9/23	$10,036,632	$9,493,450	$9,846,990
10/23	$9,765,534	$9,208,012	$9,561,271
11/23	$10,729,436	$10,057,873	$10,457,660
12/23	$11,148,444	$10,540,993	$10,971,071
1/24	$11,366,447	$10,602,787	$11,102,730
2/24	$11,820,620	$11,057,788	$11,573,459
3/24	$11,826,676	$11,404,968	$11,945,370
4/24	$11,287,724	$11,028,684	$11,501,663
5/24	$11,632,895	$11,476,599	$12,015,235
6/24	$11,869,066	$11,732,207	$12,263,707
7/24	$12,202,126	$11,921,418	$12,461,489
8/24	$12,535,187	$12,224,180	$12,777,968
9/24	$12,850,080	$12,508,161	$13,074,814
10/24	$12,613,910	$12,227,393	$12,781,326
11/24	$13,328,476	$12,684,742	$13,259,394
12/24	$12,971,412	$12,384,474	$12,945,523
1/25	$13,640,854	$12,800,171	$13,380,052
2/25	$13,483,338	$12,723,058	$13,299,446
3/25	$13,097,425	$12,220,438	$12,774,056
4/25	$13,341,574	$12,334,412	$12,893,194
5/25	$14,066,146	$13,043,381	$13,634,280
6/25	$14,420,556	$13,629,042	$14,246,474
7/25	$14,144,904	$13,813,878	$14,439,683
8/25	$14,286,668	$14,154,954	$14,796,211
9/25	$14,318,171	$14,667,957	$15,332,454
10/25	$14,058,270	$14,996,020	$15,675,379
11/25	$13,806,245	$14,994,355	$15,673,639
12/25	$13,836,084	$15,150,844	$15,837,217

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class R6	6.67%	7.31%	10.71%
MSCI All Country World Net Index	22.34%	11.19%	11.72%
MSCI World/MSCI AC World Blended Index	22.34%	12.25%	12.22%
Footnote	Description
Footnote[1]	MSCI World/MSCI AC World Blended Index is performance linked benchmarks of the Fund. The old benchmark represented by MSCI World Index from the Fund's inception to June 26, 2024 and the new benchmark represented by MSCI All Country World Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$34,431,548
# of Portfolio Holdings	36
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Staples	2.0%
Health Care	6.1%
Communication Services	10.2%
Consumer Discretionary	13.3%
Industrials	18.0%
Financials	20.1%
Information Technology	30.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
SAP SE	4.6%
Visa, Inc.	4.1%
Alphabet, Inc.	4.0%
Intercontinental Exchange, Inc.	3.8%
Mastercard, Inc.	3.7%
Uber Technologies, Inc.	3.6%
Microsoft Corp.	3.6%
Cencora, Inc.	3.6%
S&P Global, Inc.	3.5%
Total	41.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGQSX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class A MSEGX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.89%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in financials, led by a payments technology services platform

↓ Stock selection communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection and average underweight in industrials

↓ Average overweight in consumer discretionary

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Russell 1000® Index	Russell 1000® Growth Index
12/15	$9,475	$9,462	$9,442
1/16	$8,564	$9,038	$9,442
2/16	$8,315	$9,459	$9,438
3/16	$8,940	$10,117	$10,074
4/16	$8,918	$10,172	$9,982
5/16	$9,159	$10,351	$10,176
6/16	$9,082	$10,374	$10,136
7/16	$9,701	$10,769	$10,615
8/16	$9,781	$10,783	$10,562
9/16	$10,065	$10,792	$10,600
10/16	$9,707	$10,582	$10,351
11/16	$9,453	$10,999	$10,577
12/16	$9,266	$11,205	$10,708
1/17	$10,204	$11,431	$11,068
2/17	$10,406	$11,873	$11,528
3/17	$10,760	$11,881	$11,662
4/17	$11,232	$12,006	$11,928
5/17	$11,939	$12,160	$12,238
6/17	$11,816	$12,244	$12,206
7/17	$12,191	$12,487	$12,531
8/17	$12,538	$12,526	$12,760
9/17	$12,384	$12,793	$12,926
10/17	$13,058	$13,086	$13,427
11/17	$13,323	$13,485	$13,835
12/17	$13,291	$13,636	$13,943
1/18	$14,568	$14,384	$14,930
2/18	$14,765	$13,856	$14,539
3/18	$14,575	$13,541	$14,140
4/18	$14,601	$13,587	$14,189
5/18	$15,584	$13,934	$14,811
6/18	$15,858	$14,024	$14,954
7/18	$15,813	$14,508	$15,393
8/18	$17,214	$15,008	$16,235
9/18	$17,071	$15,065	$16,325
10/18	$15,290	$13,999	$14,865
11/18	$15,471	$14,284	$15,023
12/18	$14,274	$12,983	$13,732
1/19	$16,003	$14,071	$14,966
2/19	$16,810	$14,548	$15,501
3/19	$17,041	$14,801	$15,943
4/19	$17,711	$15,399	$16,663
5/19	$17,084	$14,417	$15,610
6/19	$18,262	$15,430	$16,682
7/19	$18,388	$15,669	$17,059
8/19	$17,516	$15,382	$16,928
9/19	$16,281	$15,649	$16,930
10/19	$16,295	$15,980	$17,408
11/19	$17,696	$16,584	$18,180
12/19	$17,530	$17,063	$18,729
1/20	$18,624	$17,082	$19,147
2/20	$18,560	$15,686	$17,843
3/20	$16,850	$13,613	$16,088
4/20	$20,306	$15,412	$18,468
5/20	$24,072	$16,225	$19,708
6/20	$26,659	$16,584	$20,567
7/20	$29,435	$17,555	$22,149
8/20	$31,945	$18,843	$24,434
9/20	$32,384	$18,155	$23,285
10/20	$31,104	$17,717	$22,494
11/20	$37,051	$19,803	$24,797
12/20	$37,705	$20,640	$25,938
1/21	$38,244	$20,470	$25,746
2/21	$40,313	$21,064	$25,740
3/21	$37,011	$21,861	$26,182
4/21	$39,000	$23,037	$27,963
5/21	$37,948	$23,147	$27,577
6/21	$42,554	$23,727	$29,307
7/21	$42,523	$24,220	$30,273
8/21	$43,455	$24,921	$31,404
9/21	$40,693	$23,776	$29,646
10/21	$43,813	$25,426	$32,213
11/21	$42,355	$25,085	$32,410
12/21	$37,766	$26,101	$33,096
1/22	$29,381	$24,629	$30,255
2/22	$29,086	$23,953	$28,970
3/22	$27,657	$24,762	$30,103
4/22	$21,520	$22,554	$26,468
5/22	$17,904	$22,520	$25,853
6/22	$16,251	$20,634	$23,805
7/22	$18,443	$22,556	$26,662
8/22	$18,683	$21,690	$25,420
9/22	$16,785	$19,683	$22,949
10/22	$17,208	$21,261	$24,290
11/22	$16,741	$22,412	$25,397
12/22	$14,941	$21,108	$23,453
1/23	$17,602	$22,524	$25,407
2/23	$16,873	$21,988	$25,106
3/23	$17,556	$22,683	$26,822
4/23	$16,470	$22,964	$27,086
5/23	$18,142	$23,071	$28,321
6/23	$19,749	$24,629	$30,258
7/23	$21,493	$25,476	$31,277
8/23	$19,502	$25,031	$30,996
9/23	$18,506	$23,854	$29,310
10/23	$16,886	$23,278	$28,893
11/23	$19,932	$25,452	$32,043
12/23	$22,391	$26,708	$33,462
1/24	$21,083	$27,081	$34,296
2/24	$23,563	$28,543	$36,636
3/24	$24,051	$29,458	$37,281
4/24	$21,767	$28,205	$35,700
5/24	$21,344	$29,533	$37,837
6/24	$22,417	$30,510	$40,388
7/24	$22,678	$30,954	$39,701
8/24	$24,155	$31,688	$40,528
9/24	$25,612	$32,366	$41,677
10/24	$27,512	$32,139	$41,539
11/24	$34,085	$34,209	$44,233
12/24	$32,753	$33,255	$44,623
1/25	$36,019	$34,313	$45,506
2/25	$33,400	$33,713	$43,871
3/25	$29,265	$31,762	$40,175
4/25	$31,806	$31,573	$40,887
5/25	$36,392	$33,589	$44,505
6/25	$38,887	$35,290	$47,342
7/25	$39,762	$36,074	$49,129
8/25	$41,154	$36,833	$49,679
9/25	$44,048	$38,110	$52,318
10/25	$44,505	$38,932	$54,218
11/25	$40,305	$39,027	$53,236
12/25	$40,755	$39,030	$52,906

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	24.43%	1.57%	15.71%
Class A, with 5.25% maximum front end sales charge	17.89%	0.48%	15.08%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,077,681,854
# of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,061,544

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 47.0%
Consumer Discretionary 15.6%
Financials 12.7%
Health Care 11.6%
Industrials 6.2%
Communication Services 4.6%
Short-Term Investments 1.3%
Consumer Staples 0.5%
Real Estate 0.5%

Value	Value
Real Estate	0.5%
Consumer Staples	0.5%
Short-Term Investments	1.3%
Communication Services	4.6%
Industrials	6.2%
Health Care	11.6%
Financials	12.7%
Consumer Discretionary	15.6%
Information Technology	47.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.2%
Tesla, Inc.	9.7%
AppLovin Corp.	8.0%
Affirm Holdings, Inc.	7.3%
Databricks, Inc.	6.2%
Royalty Pharma PLC	5.2%
DoorDash, Inc.	4.8%
Shopify, Inc.	4.7%
QXO, Inc.	4.6%
ROBLOX Corp.	4.6%
Total	67.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSEGX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class C MSGUX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.64%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in financials, led by a payments technology services platform

↓ Stock selection communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection and average underweight in industrials

↓ Average overweight in consumer discretionary

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 1000® Index	Russell 1000® Growth Index
12/15	$10,000	$9,462	$9,442
1/16	$9,034	$9,034	$9,442
2/16	$8,771	$9,459	$9,438
3/16	$9,422	$10,117	$10,074
4/16	$9,393	$10,172	$9,982
5/16	$9,641	$10,351	$10,176
6/16	$9,552	$10,374	$10,136
7/16	$10,198	$10,769	$10,615
8/16	$10,275	$10,783	$10,562
9/16	$10,567	$10,792	$10,600
10/16	$10,184	$10,582	$10,351
11/16	$9,910	$10,999	$10,577
12/16	$9,707	$11,205	$10,708
1/17	$10,683	$11,431	$11,068
2/17	$10,887	$11,873	$11,528
3/17	$11,251	$11,881	$11,662
4/17	$11,736	$12,006	$11,928
5/17	$12,467	$12,160	$12,238
6/17	$12,331	$12,244	$12,206
7/17	$12,717	$12,487	$12,531
8/17	$13,069	$12,526	$12,760
9/17	$12,899	$12,793	$12,926
10/17	$13,594	$13,086	$13,427
11/17	$13,864	$13,485	$13,835
12/17	$13,819	$13,636	$13,943
1/18	$15,137	$14,384	$14,930
2/18	$15,335	$13,856	$14,539
3/18	$15,130	$13,541	$14,140
4/18	$15,144	$13,587	$14,189
5/18	$16,154	$13,934	$14,811
6/18	$16,429	$14,024	$14,954
7/18	$16,372	$14,508	$15,393
8/18	$17,815	$15,008	$16,235
9/18	$17,654	$15,065	$16,325
10/18	$15,802	$13,999	$14,865
11/18	$15,978	$14,284	$15,023
12/18	$14,733	$12,983	$13,732
1/19	$16,508	$14,071	$14,966
2/19	$17,333	$14,548	$15,501
3/19	$17,559	$14,801	$15,943
4/19	$18,236	$15,399	$16,663
5/19	$17,582	$14,417	$15,610
6/19	$18,783	$15,430	$16,682
7/19	$18,898	$15,669	$17,059
8/19	$17,991	$15,382	$16,928
9/19	$16,714	$15,649	$16,930
10/19	$16,718	$15,980	$17,408
11/19	$18,145	$16,584	$18,180
12/19	$17,961	$17,063	$18,729
1/20	$19,068	$17,082	$19,147
2/20	$18,992	$15,686	$17,843
3/20	$17,229	$13,613	$16,088
4/20	$20,756	$15,412	$18,468
5/20	$24,587	$16,225	$19,708
6/20	$27,212	$16,584	$20,567
7/20	$30,029	$17,555	$22,149
8/20	$32,569	$18,843	$24,434
9/20	$32,993	$18,155	$23,285
10/20	$31,672	$17,717	$22,494
11/20	$37,708	$19,803	$24,797
12/20	$38,342	$20,640	$25,938
1/21	$38,867	$20,470	$25,746
2/21	$40,950	$21,064	$25,740
3/21	$37,570	$21,861	$26,182
4/21	$39,570	$23,037	$27,963
5/21	$38,476	$23,147	$27,577
6/21	$43,118	$23,727	$29,307
7/21	$43,064	$24,220	$30,273
8/21	$43,979	$24,921	$31,404
9/21	$41,158	$23,776	$29,646
10/21	$44,291	$25,426	$32,213
11/21	$42,791	$25,085	$32,410
12/21	$38,131	$26,101	$33,096
1/22	$29,651	$24,629	$30,255
2/22	$29,337	$23,953	$28,970
3/22	$27,875	$24,762	$30,103
4/22	$21,677	$22,554	$26,468
5/22	$18,024	$22,520	$25,853
6/22	$16,351	$20,634	$23,805
7/22	$18,543	$22,556	$26,662
8/22	$18,774	$21,690	$25,420
9/22	$16,857	$19,683	$22,949
10/22	$17,267	$21,261	$24,290
11/22	$16,787	$22,412	$25,397
12/22	$14,975	$21,108	$23,453
1/23	$17,628	$22,524	$25,407
2/23	$16,890	$21,988	$25,106
3/23	$17,559	$22,683	$26,822
4/23	$16,467	$22,964	$27,086
5/23	$18,128	$23,071	$28,321
6/23	$19,720	$24,629	$30,258
7/23	$21,450	$25,476	$31,277
8/23	$19,451	$25,031	$30,996
9/23	$18,443	$23,854	$29,310
10/23	$16,820	$23,278	$28,893
11/23	$19,843	$25,452	$32,043
12/23	$22,273	$26,708	$33,462
1/24	$20,972	$27,081	$34,296
2/24	$23,439	$28,543	$36,636
3/24	$23,924	$29,458	$37,281
4/24	$21,652	$28,205	$35,700
5/24	$21,231	$29,533	$37,837
6/24	$22,299	$30,510	$40,388
7/24	$22,558	$30,954	$39,701
8/24	$24,028	$31,688	$40,528
9/24	$25,478	$32,366	$41,677
10/24	$27,368	$32,139	$41,539
11/24	$33,905	$34,209	$44,233
12/24	$32,581	$33,255	$44,623
1/25	$35,830	$34,313	$45,506
2/25	$33,224	$33,713	$43,871
3/25	$29,111	$31,762	$40,175
4/25	$31,639	$31,573	$40,887
5/25	$36,200	$33,589	$44,505
6/25	$38,682	$35,290	$47,342
7/25	$39,553	$36,074	$49,129
8/25	$40,937	$36,833	$49,679
9/25	$43,816	$38,110	$52,318
10/25	$44,271	$38,932	$54,218
11/25	$40,092	$39,027	$53,236
12/25	$40,541	$39,030	$52,906

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	23.50%	0.82%	15.02%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	22.50%	0.82%	15.02%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,077,681,854
# of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,061,544

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Consumer Staples	0.5%
Short-Term Investments	1.3%
Communication Services	4.6%
Industrials	6.2%
Health Care	11.6%
Financials	12.7%
Consumer Discretionary	15.6%
Information Technology	47.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.2%
Tesla, Inc.	9.7%
AppLovin Corp.	8.0%
Affirm Holdings, Inc.	7.3%
Databricks, Inc.	6.2%
Royalty Pharma PLC	5.2%
DoorDash, Inc.	4.8%
Shopify, Inc.	4.7%
QXO, Inc.	4.6%
ROBLOX Corp.	4.6%
Total	67.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSGUX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class I MSEQX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.62%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in financials, led by a payments technology services platform

↓ Stock selection communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection and average underweight in industrials

↓ Average overweight in consumer discretionary

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 1000® Index	Russell 1000® Growth Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$904,055	$946,176	$944,173
2/16	$878,091	$945,851	$943,770
3/16	$944,115	$1,011,740	$1,007,419
4/16	$942,136	$1,017,242	$998,220
5/16	$967,854	$1,035,056	$1,017,604
6/16	$959,941	$1,037,400	$1,013,608
7/16	$1,025,503	$1,076,919	$1,061,452
8/16	$1,034,159	$1,078,350	$1,056,178
9/16	$1,064,583	$1,079,203	$1,060,042
10/16	$1,026,815	$1,058,159	$1,035,149
11/16	$1,000,325	$1,099,875	$1,057,672
12/16	$980,890	$1,120,538	$1,070,765
1/17	$1,080,401	$1,143,071	$1,106,848
2/17	$1,101,864	$1,187,317	$1,152,822
3/17	$1,139,773	$1,188,067	$1,166,156
4/17	$1,189,946	$1,200,627	$1,192,826
5/17	$1,264,928	$1,215,950	$1,223,843
6/17	$1,252,384	$1,224,440	$1,220,618
7/17	$1,292,736	$1,248,688	$1,253,061
8/17	$1,329,532	$1,252,594	$1,276,032
9/17	$1,313,559	$1,279,269	$1,292,623
10/17	$1,385,155	$1,308,610	$1,342,708
11/17	$1,413,965	$1,348,517	$1,383,499
12/17	$1,410,789	$1,363,551	$1,394,270
1/18	$1,546,617	$1,438,400	$1,493,021
2/18	$1,567,618	$1,385,592	$1,453,872
3/18	$1,547,972	$1,354,142	$1,414,003
4/18	$1,551,021	$1,358,744	$1,418,943
5/18	$1,656,025	$1,393,428	$1,481,137
6/18	$1,685,494	$1,402,439	$1,495,398
7/18	$1,681,242	$1,450,839	$1,539,298
8/18	$1,830,432	$1,500,831	$1,623,461
9/18	$1,815,548	$1,506,530	$1,632,534
10/18	$1,626,205	$1,399,923	$1,486,542
11/18	$1,645,935	$1,428,412	$1,502,331
12/18	$1,518,861	$1,298,317	$1,373,165
1/19	$1,703,671	$1,407,120	$1,496,593
2/19	$1,789,527	$1,454,763	$1,550,141
3/19	$1,814,630	$1,480,090	$1,594,262
4/19	$1,886,298	$1,539,862	$1,666,291
5/19	$1,820,087	$1,441,735	$1,561,026
6/19	$1,945,961	$1,542,951	$1,668,232
7/19	$1,959,785	$1,566,913	$1,705,902
8/19	$1,867,380	$1,538,214	$1,692,837
9/19	$1,736,049	$1,564,877	$1,693,047
10/19	$1,737,868	$1,598,042	$1,740,777
11/19	$1,887,753	$1,658,434	$1,818,003
12/19	$1,870,633	$1,706,327	$1,872,854
1/20	$1,987,320	$1,708,169	$1,914,722
2/20	$1,980,860	$1,568,582	$1,784,326
3/20	$1,798,763	$1,361,295	$1,608,792
4/20	$2,168,610	$1,541,181	$1,846,847
5/20	$2,571,161	$1,622,495	$1,970,833
6/20	$2,847,739	$1,658,375	$2,056,653
7/20	$3,145,312	$1,755,483	$2,214,890
8/20	$3,413,814	$1,884,330	$2,443,450
9/20	$3,461,458	$1,815,462	$2,328,485
10/20	$3,325,390	$1,771,682	$2,249,406
11/20	$3,962,124	$1,980,311	$2,479,727
12/20	$4,032,609	$2,064,030	$2,593,772
1/21	$4,091,244	$2,047,030	$2,574,581
2/21	$4,313,441	$2,106,354	$2,573,985
3/21	$3,960,748	$2,186,066	$2,618,207
4/21	$4,175,009	$2,303,743	$2,796,346
5/21	$4,063,029	$2,314,679	$2,757,669
6/21	$4,556,800	$2,372,678	$2,930,679
7/21	$4,555,036	$2,421,968	$3,027,263
8/21	$4,655,995	$2,492,065	$3,140,449
9/21	$4,360,614	$2,377,595	$2,964,566
10/21	$4,696,114	$2,542,569	$3,221,343
11/21	$4,540,929	$2,508,462	$3,241,039
12/21	$4,049,771	$2,610,069	$3,309,563
1/22	$3,151,942	$2,462,912	$3,025,520
2/22	$3,120,870	$2,395,326	$2,897,015
3/22	$2,967,688	$2,476,157	$3,010,340
4/22	$2,309,716	$2,255,431	$2,646,806
5/22	$1,921,584	$2,252,003	$2,585,274
6/22	$1,744,961	$2,063,398	$2,380,491
7/22	$1,980,458	$2,255,582	$2,666,200
8/22	$2,007,169	$2,168,976	$2,541,998
9/22	$1,803,290	$1,968,286	$2,294,876
10/22	$1,849,081	$2,126,143	$2,429,008
11/22	$1,798,929	$2,241,162	$2,539,690
12/22	$1,606,235	$2,110,843	$2,345,260
1/23	$1,892,681	$2,252,364	$2,540,731
2/23	$1,814,788	$2,198,767	$2,510,557
3/23	$1,888,284	$2,268,321	$2,682,169
4/23	$1,772,072	$2,296,428	$2,708,631
5/23	$1,952,357	$2,307,124	$2,832,086
6/23	$2,125,732	$2,462,942	$3,025,760
7/23	$2,313,556	$2,547,639	$3,127,697
8/23	$2,099,977	$2,503,073	$3,099,614
9/23	$1,993,816	$2,385,438	$2,931,045
10/23	$1,819,185	$2,327,784	$2,889,314
11/23	$2,147,718	$2,545,188	$3,204,281
12/23	$2,413,435	$2,670,833	$3,346,173
1/24	$2,273,353	$2,708,081	$3,429,632
2/24	$2,540,954	$2,854,321	$3,663,626
3/24	$2,593,720	$2,945,822	$3,728,121
4/24	$2,348,105	$2,820,471	$3,569,990
5/24	$2,302,877	$2,953,286	$3,783,708
6/24	$2,419,089	$3,051,030	$4,038,849
7/24	$2,447,356	$3,095,432	$3,970,147
8/24	$2,607,540	$3,168,804	$4,052,836
9/24	$2,765,839	$3,236,558	$4,167,655
10/24	$2,971,251	$3,213,944	$4,153,864
11/24	$3,681,713	$3,420,854	$4,423,285
12/24	$3,538,805	$3,325,482	$4,462,330
1/25	$3,893,001	$3,431,338	$4,550,596
2/25	$3,610,149	$3,371,320	$4,387,108
3/25	$3,164,405	$3,176,210	$4,017,540
4/25	$3,439,680	$3,157,307	$4,088,693
5/25	$3,936,565	$3,358,861	$4,450,463
6/25	$4,206,789	$3,528,958	$4,734,211
7/25	$4,302,757	$3,607,376	$4,912,938
8/25	$4,454,285	$3,683,303	$4,967,863
9/25	$4,769,336	$3,810,994	$5,231,772
10/25	$4,819,845	$3,893,240	$5,421,816
11/25	$4,365,894	$3,902,729	$5,323,557
12/25	$4,415,771	$3,902,979	$5,290,555

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	24.78%	1.83%	16.01%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,077,681,854
# of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,061,544

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Consumer Staples	0.5%
Short-Term Investments	1.3%
Communication Services	4.6%
Industrials	6.2%
Health Care	11.6%
Financials	12.7%
Consumer Discretionary	15.6%
Information Technology	47.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.2%
Tesla, Inc.	9.7%
AppLovin Corp.	8.0%
Affirm Holdings, Inc.	7.3%
Databricks, Inc.	6.2%
Royalty Pharma PLC	5.2%
DoorDash, Inc.	4.8%
Shopify, Inc.	4.7%
QXO, Inc.	4.6%
ROBLOX Corp.	4.6%
Total	67.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSEQX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class IR MGHRX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$58	0.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in financials, led by a payments technology services platform

↓ Stock selection communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection and average underweight in industrials

↓ Average overweight in consumer discretionary

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class IR	Russell 1000® Index	Russell 1000® Growth Index
6/18	$5,000,000	$5,000,000	$5,000,000
6/18	$4,798,696	$4,890,500	$4,861,421
7/18	$4,785,687	$5,059,278	$5,004,135
8/18	$5,211,756	$5,233,608	$5,277,743
9/18	$5,169,639	$5,253,481	$5,307,240
10/18	$4,630,931	$4,881,727	$4,832,630
11/18	$4,686,761	$4,981,073	$4,883,961
12/18	$4,326,237	$4,527,412	$4,464,050
1/19	$4,852,095	$4,906,824	$4,865,306
2/19	$5,098,044	$5,072,962	$5,039,385
3/19	$5,169,050	$5,161,280	$5,182,822
4/19	$5,373,837	$5,369,713	$5,416,981
5/19	$5,185,516	$5,027,533	$5,074,772
6/19	$5,544,663	$5,380,486	$5,423,290
7/19	$5,583,768	$5,464,044	$5,545,753
8/19	$5,320,325	$5,363,967	$5,503,279
9/19	$4,946,770	$5,456,944	$5,503,962
10/19	$4,952,944	$5,572,595	$5,659,128
11/19	$5,381,040	$5,783,192	$5,910,184
12/19	$5,332,721	$5,950,203	$6,088,501
1/20	$5,665,944	$5,956,625	$6,224,611
2/20	$5,647,685	$5,469,867	$5,800,704
3/20	$5,129,591	$4,747,027	$5,230,056
4/20	$6,184,039	$5,374,312	$6,003,954
5/20	$7,332,063	$5,657,868	$6,407,024
6/20	$8,121,757	$5,782,985	$6,686,018
7/20	$8,969,652	$6,121,614	$7,200,434
8/20	$9,736,523	$6,570,922	$7,943,463
9/20	$9,873,464	$6,330,770	$7,569,723
10/20	$9,485,464	$6,178,105	$7,312,641
11/20	$11,303,359	$6,905,621	$8,061,396
12/20	$11,504,929	$7,197,560	$8,432,148
1/21	$11,671,757	$7,138,281	$8,369,760
2/21	$12,306,701	$7,345,153	$8,367,823
3/21	$11,300,751	$7,623,118	$8,511,584
4/21	$11,913,285	$8,033,474	$9,090,701
5/21	$11,594,568	$8,071,610	$8,964,964
6/21	$13,005,139	$8,273,862	$9,527,406
7/21	$13,000,159	$8,445,741	$9,841,394
8/21	$13,288,996	$8,690,181	$10,209,353
9/21	$12,447,385	$8,291,005	$9,637,570
10/21	$13,407,270	$8,866,295	$10,472,333
11/21	$12,965,299	$8,747,358	$10,536,362
12/21	$11,564,756	$9,101,674	$10,759,130
1/22	$9,000,611	$8,588,519	$9,835,727
2/22	$8,913,092	$8,352,838	$9,417,969
3/22	$8,478,569	$8,634,707	$9,786,378
4/22	$6,597,684	$7,865,005	$8,604,558
5/22	$5,490,649	$7,853,050	$8,404,523
6/22	$4,987,032	$7,195,357	$7,738,789
7/22	$5,661,080	$7,865,529	$8,667,607
8/22	$5,736,315	$7,563,522	$8,263,835
9/22	$5,152,857	$6,863,688	$7,460,460
10/22	$5,281,832	$7,414,157	$7,896,512
11/22	$5,137,503	$7,815,246	$8,256,333
12/22	$4,578,500	$7,360,804	$7,624,255
1/23	$5,394,260	$7,854,307	$8,259,718
2/23	$5,175,312	$7,667,409	$8,161,623
3/23	$5,383,666	$7,909,954	$8,719,519
4/23	$5,053,477	$8,007,967	$8,805,547
5/23	$5,567,301	$8,045,265	$9,206,889
6/23	$6,063,467	$8,588,625	$9,836,507
7/23	$6,598,478	$8,883,973	$10,167,897
8/23	$5,989,307	$8,728,566	$10,076,601
9/23	$5,685,604	$8,318,357	$9,528,596
10/23	$5,189,438	$8,117,308	$9,392,932
11/23	$6,127,032	$8,875,427	$10,416,866
12/23	$6,882,759	$9,313,570	$10,878,145
1/24	$6,483,707	$9,443,456	$11,149,463
2/24	$7,248,262	$9,953,416	$11,910,158
3/24	$7,400,113	$10,272,494	$12,119,827
4/24	$6,699,124	$9,835,376	$11,605,755
5/24	$6,571,993	$10,298,520	$12,300,536
6/24	$6,903,947	$10,639,370	$13,129,981
7/24	$6,985,170	$10,794,203	$12,906,634
8/24	$7,442,490	$11,050,062	$13,175,452
9/24	$7,896,279	$11,286,332	$13,548,720
10/24	$8,484,262	$11,207,472	$13,503,884
11/24	$10,513,069	$11,928,997	$14,379,751
12/24	$10,104,589	$11,596,421	$14,506,684
1/25	$11,116,824	$11,965,555	$14,793,630
2/25	$10,310,588	$11,756,264	$14,262,142
3/25	$9,037,303	$11,075,887	$13,060,705
4/25	$9,825,781	$11,009,970	$13,292,020
5/25	$11,244,685	$11,712,817	$14,468,106
6/25	$12,018,956	$12,305,969	$15,390,547
7/25	$12,292,437	$12,579,425	$15,971,573
8/25	$12,727,521	$12,844,194	$16,150,133
9/25	$13,627,877	$13,289,469	$17,008,078
10/25	$13,773,496	$13,576,273	$17,625,898
11/25	$12,475,350	$13,609,364	$17,306,464
12/25	$12,620,969	$13,610,233	$17,199,178

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	24.90%	1.87%	13.06%
Russell 1000® Index	17.37%	13.59%	14.19%
Russell 1000® Growth Index	18.56%	15.32%	17.79%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,077,681,854
# of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,061,544

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Consumer Staples	0.5%
Short-Term Investments	1.3%
Communication Services	4.6%
Industrials	6.2%
Health Care	11.6%
Financials	12.7%
Consumer Discretionary	15.6%
Information Technology	47.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.2%
Tesla, Inc.	9.7%
AppLovin Corp.	8.0%
Affirm Holdings, Inc.	7.3%
Databricks, Inc.	6.2%
Royalty Pharma PLC	5.2%
DoorDash, Inc.	4.8%
Shopify, Inc.	4.7%
QXO, Inc.	4.6%
ROBLOX Corp.	4.6%
Total	67.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGHRX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class L MSHLX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$156	1.39%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in financials, led by a payments technology services platform

↓ Stock selection communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection and average underweight in industrials

↓ Average overweight in consumer discretionary

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	Russell 1000® Index	Russell 1000® Growth Index
12/15	$10,000	$9,462	$9,442
1/16	$9,034	$9,034	$9,442
2/16	$8,771	$9,459	$9,438
3/16	$9,422	$10,117	$10,074
4/16	$9,396	$10,172	$9,982
5/16	$9,646	$10,351	$10,176
6/16	$9,560	$10,374	$10,136
7/16	$10,208	$10,769	$10,615
8/16	$10,286	$10,783	$10,562
9/16	$10,582	$10,792	$10,600
10/16	$10,200	$10,582	$10,351
11/16	$9,928	$10,999	$10,577
12/16	$9,728	$11,205	$10,708
1/17	$10,710	$11,431	$11,068
2/17	$10,917	$11,873	$11,528
3/17	$11,284	$11,881	$11,662
4/17	$11,772	$12,006	$11,928
5/17	$12,508	$12,160	$12,238
6/17	$12,372	$12,244	$12,206
7/17	$12,761	$12,487	$12,531
8/17	$13,116	$12,526	$12,760
9/17	$12,949	$12,793	$12,926
10/17	$13,650	$13,086	$13,427
11/17	$13,922	$13,485	$13,835
12/17	$13,882	$13,636	$13,943
1/18	$15,208	$14,384	$14,930
2/18	$15,405	$13,856	$14,539
3/18	$15,204	$13,541	$14,140
4/18	$15,223	$13,587	$14,189
5/18	$16,242	$13,934	$14,811
6/18	$16,523	$14,024	$14,954
7/18	$16,466	$14,508	$15,393
8/18	$17,922	$15,008	$16,235
9/18	$17,765	$15,065	$16,325
10/18	$15,905	$13,999	$14,865
11/18	$16,085	$14,284	$15,023
12/18	$14,838	$12,983	$13,732
1/19	$16,629	$14,071	$14,966
2/19	$17,460	$14,548	$15,501
3/19	$17,693	$14,801	$15,943
4/19	$18,377	$15,399	$16,663
5/19	$17,721	$14,417	$15,610
6/19	$18,939	$15,430	$16,682
7/19	$19,057	$15,669	$17,059
8/19	$18,148	$15,382	$16,928
9/19	$16,862	$15,649	$16,930
10/19	$16,870	$15,980	$17,408
11/19	$18,314	$16,584	$18,180
12/19	$18,134	$17,063	$18,729
1/20	$19,255	$17,082	$19,147
2/20	$19,180	$15,686	$17,843
3/20	$17,409	$13,613	$16,088
4/20	$20,972	$15,412	$18,468
5/20	$24,851	$16,225	$19,708
6/20	$27,511	$16,584	$20,567
7/20	$30,362	$17,555	$22,149
8/20	$32,937	$18,843	$24,434
9/20	$33,378	$18,155	$23,285
10/20	$32,043	$17,717	$22,494
11/20	$38,155	$19,803	$24,797
12/20	$38,810	$20,640	$25,938
1/21	$39,346	$20,470	$25,746
2/21	$41,463	$21,064	$25,740
3/21	$38,052	$21,861	$26,182
4/21	$40,085	$23,037	$27,963
5/21	$38,987	$23,147	$27,577
6/21	$43,697	$23,727	$29,307
7/21	$43,653	$24,220	$30,273
8/21	$44,588	$24,921	$31,404
9/21	$41,738	$23,776	$29,646
10/21	$44,923	$25,426	$32,213
11/21	$43,412	$25,085	$32,410
12/21	$38,694	$26,101	$33,096
1/22	$30,093	$24,629	$30,255
2/22	$29,783	$23,953	$28,970
3/22	$28,306	$24,762	$30,103
4/22	$22,012	$22,554	$26,468
5/22	$18,311	$22,520	$25,853
6/22	$16,612	$20,634	$23,805
7/22	$18,843	$22,556	$26,662
8/22	$19,084	$21,690	$25,420
9/22	$17,138	$19,683	$22,949
10/22	$17,563	$21,261	$24,290
11/22	$17,075	$22,412	$25,397
12/22	$15,233	$21,108	$23,453
1/23	$17,933	$22,524	$25,407
2/23	$17,185	$21,988	$25,106
3/23	$17,873	$22,683	$26,822
4/23	$16,761	$22,964	$27,086
5/23	$18,455	$23,071	$28,321
6/23	$20,081	$24,629	$30,258
7/23	$21,844	$25,476	$31,277
8/23	$19,817	$25,031	$30,996
9/23	$18,796	$23,854	$29,310
10/23	$17,147	$23,278	$28,893
11/23	$20,225	$25,452	$32,043
12/23	$22,714	$26,708	$33,462
1/24	$21,375	$27,081	$34,296
2/24	$23,886	$28,543	$36,636
3/24	$24,362	$29,458	$37,281
4/24	$22,040	$28,205	$35,700
5/24	$21,602	$29,533	$37,837
6/24	$22,683	$30,510	$40,388
7/24	$22,933	$30,954	$39,701
8/24	$24,423	$31,688	$40,528
9/24	$25,883	$32,366	$41,677
10/24	$27,789	$32,139	$41,539
11/24	$34,414	$34,209	$44,233
12/24	$33,053	$33,255	$44,623
1/25	$36,339	$34,313	$45,506
2/25	$33,682	$33,713	$43,871
3/25	$29,502	$31,762	$40,175
4/25	$32,054	$31,573	$40,887
5/25	$36,657	$33,589	$44,505
6/25	$39,149	$35,290	$47,342
7/25	$40,020	$36,074	$49,129
8/25	$41,398	$36,833	$49,679
9/25	$44,298	$38,110	$52,318
10/25	$44,737	$38,932	$54,218
11/25	$40,497	$39,027	$53,236
12/25	$40,928	$39,030	$52,906

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	23.83%	1.07%	15.13%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,077,681,854
# of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,061,544

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Consumer Staples	0.5%
Short-Term Investments	1.3%
Communication Services	4.6%
Industrials	6.2%
Health Care	11.6%
Financials	12.7%
Consumer Discretionary	15.6%
Information Technology	47.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.2%
Tesla, Inc.	9.7%
AppLovin Corp.	8.0%
Affirm Holdings, Inc.	7.3%
Databricks, Inc.	6.2%
Royalty Pharma PLC	5.2%
DoorDash, Inc.	4.8%
Shopify, Inc.	4.7%
QXO, Inc.	4.6%
ROBLOX Corp.	4.6%
Total	67.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSHLX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class R6 MGRPX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$58	0.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in health care, where a biopharmaceutical royalties acquirer was the leading contributor within the sector

↑ Stock selection in financials, led by a payments technology services platform

↓ Stock selection communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection and average underweight in industrials

↓ Average overweight in consumer discretionary

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 1000® Index	Russell 1000® Growth Index
12/15	$5,000,000	$5,000,000	$5,000,000
1/16	$4,520,227	$4,730,879	$4,720,863
2/16	$4,391,959	$4,729,256	$4,718,849
3/16	$4,722,496	$5,058,700	$5,037,094
4/16	$4,712,630	$5,086,210	$4,991,098
5/16	$4,840,898	$5,175,279	$5,088,021
6/16	$4,801,431	$5,186,998	$5,068,038
7/16	$5,130,917	$5,384,594	$5,307,260
8/16	$5,175,385	$5,391,748	$5,280,892
9/16	$5,327,103	$5,396,015	$5,300,209
10/16	$5,138,764	$5,290,793	$5,175,744
11/16	$5,006,665	$5,499,375	$5,288,360
12/16	$4,908,383	$5,602,691	$5,353,824
1/17	$5,407,282	$5,715,353	$5,534,241
2/17	$5,515,678	$5,936,583	$5,764,109
3/17	$5,706,065	$5,940,334	$5,830,779
4/17	$5,957,599	$6,003,137	$5,964,129
5/17	$6,334,205	$6,079,751	$6,119,213
6/17	$6,270,279	$6,122,201	$6,103,092
7/17	$6,472,822	$6,243,442	$6,265,307
8/17	$6,657,678	$6,262,972	$6,380,159
9/17	$6,578,048	$6,396,343	$6,463,113
10/17	$6,937,807	$6,543,049	$6,713,540
11/17	$7,081,426	$6,742,586	$6,917,496
12/17	$7,067,269	$6,817,753	$6,971,350
1/18	$7,747,171	$7,192,001	$7,465,104
2/18	$7,853,459	$6,927,959	$7,269,362
3/18	$7,755,607	$6,770,710	$7,070,014
4/18	$7,770,791	$6,793,722	$7,094,713
5/18	$8,297,167	$6,967,140	$7,405,684
6/18	$8,445,632	$7,012,194	$7,476,990
7/18	$8,422,735	$7,254,195	$7,696,488
8/18	$9,172,611	$7,504,155	$8,117,303
9/18	$9,098,485	$7,532,650	$8,162,671
10/18	$8,150,367	$6,999,615	$7,432,708
11/18	$8,248,627	$7,142,061	$7,511,656
12/18	$7,614,110	$6,491,584	$6,865,823
1/19	$8,539,612	$7,035,600	$7,482,965
2/19	$8,972,479	$7,273,815	$7,750,704
3/19	$9,097,449	$7,400,448	$7,971,312
4/19	$9,457,870	$7,699,309	$8,331,456
5/19	$9,126,428	$7,208,676	$7,805,129
6/19	$9,758,522	$7,714,755	$8,341,159
7/19	$9,827,346	$7,834,564	$8,529,510
8/19	$9,363,689	$7,691,070	$8,464,184
9/19	$8,706,239	$7,824,383	$8,465,235
10/19	$8,717,106	$7,990,209	$8,703,884
11/19	$9,470,548	$8,292,171	$9,090,015
12/19	$9,385,303	$8,531,637	$9,364,271
1/20	$9,971,759	$8,540,846	$9,573,611
2/20	$9,939,625	$7,842,912	$8,921,631
3/20	$9,027,806	$6,806,476	$8,043,960
4/20	$10,883,578	$7,705,903	$9,234,234
5/20	$12,904,039	$8,112,477	$9,854,167
6/20	$14,295,868	$8,291,874	$10,283,267
7/20	$15,788,117	$8,777,414	$11,074,452
8/20	$17,137,769	$9,421,650	$12,217,248
9/20	$17,378,778	$9,077,310	$11,642,427
10/20	$16,695,918	$8,858,412	$11,247,029
11/20	$19,893,308	$9,901,554	$12,398,633
12/20	$20,250,072	$10,320,148	$12,968,860
1/21	$20,543,679	$10,235,152	$12,872,905
2/21	$21,661,136	$10,531,772	$12,869,926
3/21	$19,890,733	$10,930,330	$13,091,034
4/21	$20,968,750	$11,518,715	$13,981,730
5/21	$20,407,831	$11,573,395	$13,788,344
6/21	$22,890,338	$11,863,392	$14,653,394
7/21	$22,881,574	$12,109,840	$15,136,316
8/21	$23,389,907	$12,460,327	$15,702,246
9/21	$21,908,729	$11,887,973	$14,822,829
10/21	$23,598,061	$12,712,847	$16,106,716
11/21	$22,820,223	$12,542,310	$16,205,193
12/21	$20,353,172	$13,050,343	$16,547,817
1/22	$15,843,156	$12,314,560	$15,127,599
2/22	$15,689,129	$11,976,632	$14,485,077
3/22	$14,921,696	$12,380,787	$15,051,699
4/22	$11,614,171	$11,277,157	$13,234,030
5/22	$9,665,865	$11,260,016	$12,926,371
6/22	$8,776,833	$10,316,989	$11,902,455
7/22	$9,963,110	$11,277,909	$13,331,001
8/22	$10,098,222	$10,844,879	$12,709,989
9/22	$9,074,078	$9,841,430	$11,474,378
10/22	$9,306,469	$10,630,714	$12,145,038
11/22	$9,052,460	$11,205,811	$12,698,451
12/22	$8,083,973	$10,554,213	$11,726,300
1/23	$9,525,542	$11,261,818	$12,703,657
2/23	$9,137,188	$10,993,836	$12,552,784
3/23	$9,506,901	$11,341,607	$13,410,844
4/23	$8,922,817	$11,482,141	$13,543,157
5/23	$9,830,011	$11,535,621	$14,160,431
6/23	$10,703,031	$12,314,712	$15,128,800
7/23	$11,650,614	$12,738,194	$15,638,485
8/23	$10,572,544	$12,515,365	$15,498,069
9/23	$10,038,169	$11,927,191	$14,655,225
10/23	$9,162,043	$11,638,920	$14,446,570
11/23	$10,814,877	$12,725,941	$16,021,406
12/23	$12,150,814	$13,354,167	$16,730,865
1/24	$11,445,563	$13,540,404	$17,148,160
2/24	$12,797,034	$14,271,604	$18,318,128
3/24	$13,064,222	$14,729,111	$18,640,604
4/24	$11,827,703	$14,102,354	$17,849,948
5/24	$11,600,905	$14,766,428	$18,918,538
6/24	$12,188,096	$15,255,152	$20,194,246
7/24	$12,327,903	$15,477,158	$19,850,733
8/24	$13,138,786	$15,844,018	$20,264,182
9/24	$13,934,134	$16,182,792	$20,838,277
10/24	$14,971,816	$16,069,719	$20,769,318
11/24	$18,553,991	$17,104,271	$22,116,425
12/24	$17,832,157	$16,627,410	$22,311,651
1/25	$19,616,310	$17,156,688	$22,752,981
2/25	$18,194,612	$16,856,600	$21,935,539
3/25	$15,948,016	$15,881,048	$20,087,698
4/25	$17,338,468	$15,786,533	$20,443,467
5/25	$19,841,282	$16,794,304	$22,252,317
6/25	$21,209,862	$17,644,788	$23,671,054
7/25	$21,694,177	$18,036,880	$24,564,688
8/25	$22,459,706	$18,416,516	$24,839,317
9/25	$24,047,009	$19,054,969	$26,158,859
10/25	$24,303,227	$19,466,200	$27,109,082
11/25	$22,019,136	$19,513,647	$26,617,784
12/25	$22,272,230	$19,514,893	$26,452,775

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	24.90%	1.92%	16.11%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,077,681,854
# of Portfolio Holdings	27
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,061,544

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Consumer Staples	0.5%
Short-Term Investments	1.3%
Communication Services	4.6%
Industrials	6.2%
Health Care	11.6%
Financials	12.7%
Consumer Discretionary	15.6%
Information Technology	47.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.2%
Tesla, Inc.	9.7%
AppLovin Corp.	8.0%
Affirm Holdings, Inc.	7.3%
Databricks, Inc.	6.2%
Royalty Pharma PLC	5.2%
DoorDash, Inc.	4.8%
Shopify, Inc.	4.7%
QXO, Inc.	4.6%
ROBLOX Corp.	4.6%
Total	67.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MGRPX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class A MSSMX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.32%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↓ Stock selection in health care, where a health care services provider detracted most within the sector

↓ Stock selection in consumer discretionary, as an underperforming cross-border e-commerce platform led the sector lower

↓ Stock selection in financials, where a payments technology services platform had the greatest negative impact

↑ Stock selection in information technology, led by an outperforming web-performance and security company

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↑ Stock selection in materials, driven by the strong performance of a leading producer of rare earth elements in North America

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Russell 3000® Index	Russell 2000® Growth Index
12/15	$9,474	$10,000	$10,000
1/16	$8,384	$9,436	$8,917
2/16	$8,221	$9,433	$8,853
3/16	$8,817	$10,097	$9,532
4/16	$8,948	$10,159	$9,627
5/16	$9,087	$10,341	$9,886
6/16	$9,319	$10,362	$9,841
7/16	$9,956	$10,774	$10,484
8/16	$9,988	$10,801	$10,596
9/16	$9,941	$10,818	$10,748
10/16	$9,247	$10,584	$10,080
11/16	$9,610	$11,058	$10,982
12/16	$9,405	$11,274	$11,132
1/17	$9,839	$11,486	$11,313
2/17	$9,630	$11,913	$11,590
3/17	$9,983	$11,921	$11,727
4/17	$10,537	$12,047	$11,943
5/17	$10,906	$12,171	$11,835
6/17	$10,826	$12,280	$12,242
7/17	$10,802	$12,512	$12,346
8/17	$10,649	$12,536	$12,332
9/17	$10,685	$12,842	$13,003
10/17	$11,125	$13,122	$13,205
11/17	$11,260	$13,521	$13,584
12/17	$11,434	$13,656	$13,599
1/18	$11,867	$14,375	$14,129
2/18	$11,981	$13,846	$13,727
3/18	$11,740	$13,568	$13,912
4/18	$11,778	$13,619	$13,926
5/18	$12,808	$14,004	$14,802
6/18	$13,279	$14,095	$14,918
7/18	$13,164	$14,563	$15,175
8/18	$14,411	$15,074	$16,119
9/18	$14,309	$15,099	$15,742
10/18	$12,490	$13,988	$13,750
11/18	$12,655	$14,268	$13,965
12/18	$11,437	$12,940	$12,334
1/19	$13,164	$14,051	$13,758
2/19	$14,683	$14,545	$14,646
3/19	$14,921	$14,757	$14,448
4/19	$15,204	$15,346	$14,888
5/19	$14,951	$14,353	$13,784
6/19	$15,829	$15,361	$14,845
7/19	$16,827	$15,590	$14,990
8/19	$15,368	$15,272	$14,343
9/19	$14,251	$15,540	$14,226
10/19	$14,534	$15,874	$14,630
11/19	$15,859	$16,478	$15,492
12/19	$15,635	$16,954	$15,847
1/20	$16,627	$16,935	$15,672
2/20	$16,241	$15,549	$14,541
3/20	$12,971	$13,410	$11,764
4/20	$16,370	$15,187	$13,516
5/20	$19,952	$15,999	$14,793
6/20	$22,433	$16,364	$15,362
7/20	$24,821	$17,294	$15,889
8/20	$27,559	$18,546	$16,822
9/20	$26,824	$17,871	$16,461
10/20	$25,593	$17,485	$16,586
11/20	$32,703	$19,613	$19,511
12/20	$39,066	$20,495	$21,335
1/21	$51,991	$20,404	$22,363
2/21	$53,935	$21,042	$23,102
3/21	$48,268	$21,796	$22,375
4/21	$51,028	$22,919	$22,863
5/21	$48,414	$23,024	$22,210
6/21	$53,601	$23,592	$23,251
7/21	$49,816	$23,991	$22,404
8/21	$48,352	$24,675	$22,812
9/21	$44,901	$23,568	$21,937
10/21	$46,239	$25,161	$22,964
11/21	$41,325	$24,778	$21,843
12/21	$37,621	$25,754	$21,939
1/22	$29,612	$24,239	$18,999
2/22	$28,586	$23,628	$19,082
3/22	$27,731	$24,395	$19,169
4/22	$22,031	$22,206	$16,817
5/22	$19,751	$22,176	$16,500
6/22	$17,671	$20,321	$15,478
7/22	$19,951	$22,227	$17,211
8/22	$19,324	$21,397	$17,049
9/22	$17,471	$19,413	$15,516
10/22	$17,671	$21,005	$16,988
11/22	$16,388	$22,102	$17,265
12/22	$15,210	$20,808	$16,157
1/23	$18,377	$22,241	$17,764
2/23	$18,263	$21,721	$17,571
3/23	$18,406	$22,302	$17,138
4/23	$17,179	$22,539	$16,939
5/23	$18,777	$22,627	$16,942
6/23	$21,716	$24,172	$18,347
7/23	$23,828	$25,039	$19,204
8/23	$21,859	$24,555	$18,205
9/23	$20,204	$23,386	$17,004
10/23	$17,578	$22,766	$15,692
11/23	$19,576	$24,888	$17,121
12/23	$23,457	$26,209	$19,171
1/24	$21,345	$26,499	$18,556
2/24	$23,257	$27,933	$20,064
3/24	$24,142	$28,835	$20,625
4/24	$20,889	$27,566	$19,037
5/24	$20,917	$28,868	$20,056
6/24	$21,345	$29,762	$20,023
7/24	$22,030	$30,315	$21,662
8/24	$22,002	$30,975	$21,422
9/24	$23,114	$31,616	$21,707
10/24	$24,627	$31,384	$21,419
11/24	$31,590	$33,471	$24,045
12/24	$30,291	$32,448	$22,077
1/25	$31,388	$33,473	$22,775
2/25	$28,878	$32,831	$21,233
3/25	$27,031	$30,916	$19,623
4/25	$29,108	$30,709	$19,497
5/25	$29,743	$32,655	$20,749
6/25	$31,445	$34,314	$21,971
7/25	$32,340	$35,070	$22,345
8/25	$32,945	$35,881	$23,666
9/25	$35,311	$37,120	$24,650
10/25	$35,917	$37,915	$25,447
11/25	$32,513	$38,019	$25,273
12/25	$30,522	$38,012	$24,949

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	0.76%	(4.82)%	12.41%
Class A, with 5.25% maximum front end sales charge	(4.51)%	(5.84)%	11.81%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$311,872,658
# of Portfolio Holdings	61
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$2,637,177

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Health Care
29.0%
Information Technology
26.3%
Consumer Discretionary
11.6%
Industrials
6.7%
Short-Term Investments
6.0%
Financials
6.0%
Real Estate
5.9%
Consumer Staples
5.8%
Energy
2.7%

Value	Value
Energy	2.7%
Consumer Staples	5.8%
Real Estate	5.9%
Financials	6.0%
Short-Term Investments	6.0%
Industrials	6.7%
Consumer Discretionary	11.6%
Information Technology	26.3%
Health Care	29.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Roivant Sciences Ltd.	8.4%
Oddity Tech Ltd.	4.8%
IonQ, Inc.	4.5%
Landbridge Co. LLC	3.4%
Arbutus Biopharma Corp.	3.2%
BitMine Immersion Technologies, Inc.	3.1%
X4 Pharmaceuticals, Inc.	3.0%
iShares Bitcoin Trust ETF	2.8%
Immunovant, Inc.	2.8%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSSMX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class C MSCOX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	2.10%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↓ Stock selection in health care, where a health care services provider detracted most within the sector

↓ Stock selection in consumer discretionary, as an underperforming cross-border e-commerce platform led the sector lower

↓ Stock selection in financials, where a payments technology services platform had the greatest negative impact

↑ Stock selection in information technology, led by an outperforming web-performance and security company

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↑ Stock selection in materials, driven by the strong performance of a leading producer of rare earth elements in North America

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 2000® Growth Index
5/17	$10,000	$10,000	$10,000
6/17	$9,919	$10,090	$10,344
7/17	$9,889	$10,280	$10,432
8/17	$9,741	$10,300	$10,420
9/17	$9,765	$10,552	$10,987
10/17	$10,169	$10,782	$11,158
11/17	$10,285	$11,109	$11,478
12/17	$10,436	$11,220	$11,491
1/18	$10,822	$11,812	$11,939
2/18	$10,915	$11,376	$11,599
3/18	$10,705	$11,148	$11,755
4/18	$10,728	$11,190	$11,767
5/18	$11,663	$11,506	$12,508
6/18	$12,072	$11,581	$12,606
7/18	$11,967	$11,966	$12,822
8/18	$13,089	$12,386	$13,621
9/18	$12,984	$12,406	$13,302
10/18	$11,324	$11,493	$11,619
11/18	$11,465	$11,723	$11,800
12/18	$10,355	$10,632	$10,422
1/19	$11,905	$11,545	$11,625
2/19	$13,276	$11,951	$12,376
3/19	$13,482	$12,125	$12,208
4/19	$13,729	$12,609	$12,580
5/19	$13,482	$11,793	$11,647
6/19	$14,264	$12,622	$12,544
7/19	$15,155	$12,809	$12,666
8/19	$13,839	$12,548	$12,120
9/19	$12,824	$12,768	$12,020
10/19	$13,057	$13,043	$12,362
11/19	$14,250	$13,539	$13,090
12/19	$14,029	$13,930	$13,390
1/20	$14,914	$13,915	$13,243
2/20	$14,556	$12,776	$12,287
3/20	$11,628	$11,019	$9,940
4/20	$14,659	$12,478	$11,421
5/20	$17,842	$13,145	$12,500
6/20	$20,055	$13,446	$12,980
7/20	$22,184	$14,209	$13,426
8/20	$24,601	$15,239	$14,214
9/20	$23,937	$14,684	$13,909
10/20	$22,814	$14,367	$14,015
11/20	$29,130	$16,115	$16,486
12/20	$34,786	$16,840	$18,027
1/21	$46,265	$16,765	$18,896
2/21	$47,960	$17,289	$19,520
3/21	$42,893	$17,908	$18,906
4/21	$45,329	$18,832	$19,318
5/21	$42,971	$18,918	$18,767
6/21	$47,531	$19,384	$19,647
7/21	$44,160	$19,712	$18,931
8/21	$42,835	$20,274	$19,275
9/21	$39,756	$19,364	$18,536
10/21	$40,925	$20,674	$19,404
11/21	$36,540	$20,359	$18,457
12/21	$33,265	$21,161	$18,538
1/22	$26,158	$19,916	$16,054
2/22	$25,239	$19,414	$16,124
3/22	$24,483	$20,044	$16,197
4/22	$19,429	$18,245	$14,210
5/22	$17,403	$18,221	$13,942
6/22	$15,565	$16,696	$13,079
7/22	$17,565	$18,263	$14,543
8/22	$16,997	$17,581	$14,406
9/22	$15,349	$15,951	$13,110
10/22	$15,538	$17,259	$14,355
11/22	$14,403	$18,160	$14,589
12/22	$13,340	$17,097	$13,652
1/23	$16,100	$18,274	$15,010
2/23	$15,992	$17,847	$14,848
3/23	$16,127	$18,324	$14,481
4/23	$15,018	$18,519	$14,313
5/23	$16,425	$18,591	$14,315
6/23	$18,968	$19,861	$15,502
7/23	$20,809	$20,573	$16,227
8/23	$19,077	$20,176	$15,383
9/23	$17,616	$19,215	$14,368
10/23	$15,315	$18,705	$13,260
11/23	$17,047	$20,450	$14,467
12/23	$20,403	$21,534	$16,199
1/24	$18,563	$21,773	$15,680
2/24	$20,213	$22,952	$16,953
3/24	$20,971	$23,692	$17,428
4/24	$18,130	$22,649	$16,086
5/24	$18,157	$23,720	$16,947
6/24	$18,508	$24,454	$16,919
7/24	$19,077	$24,908	$18,304
8/24	$19,050	$25,451	$18,101
9/24	$19,970	$25,977	$18,342
10/24	$21,269	$25,786	$18,098
11/24	$27,276	$27,502	$20,318
12/24	$26,127	$26,661	$18,654
1/25	$27,053	$27,503	$19,244
2/25	$24,875	$26,976	$17,941
3/25	$23,270	$25,402	$16,581
4/25	$25,039	$25,232	$16,475
5/25	$25,556	$26,831	$17,532
6/25	$27,018	$28,194	$18,565
7/25	$27,786	$28,815	$18,881
8/25	$28,307	$29,482	$19,998
9/25	$30,340	$30,499	$20,828
10/25	$30,860	$31,153	$21,502
11/25	$27,935	$31,239	$21,355
12/25	$26,225	$31,232	$21,082

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/31/17 (Inception)
Class C, with conversion to Class A after 8 years	0.00%	(5.56)%	11.88%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	(1.00)%	(5.56)%	11.88%
Russell 3000® Index	17.15%	13.15%	14.18%
Russell 2000® Growth Index	13.01%	3.18%	9.08%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$311,872,658
# of Portfolio Holdings	61
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$2,637,177

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	2.7%
Consumer Staples	5.8%
Real Estate	5.9%
Financials	6.0%
Short-Term Investments	6.0%
Industrials	6.7%
Consumer Discretionary	11.6%
Information Technology	26.3%
Health Care	29.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Roivant Sciences Ltd.	8.4%
Oddity Tech Ltd.	4.8%
IonQ, Inc.	4.5%
Landbridge Co. LLC	3.4%
Arbutus Biopharma Corp.	3.2%
BitMine Immersion Technologies, Inc.	3.1%
X4 Pharmaceuticals, Inc.	3.0%
iShares Bitcoin Trust ETF	2.8%
Immunovant, Inc.	2.8%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSCOX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class I MSSGX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	1.00%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↓ Stock selection in health care, where a health care services provider detracted most within the sector

↓ Stock selection in consumer discretionary, as an underperforming cross-border e-commerce platform led the sector lower

↓ Stock selection in financials, where a payments technology services platform had the greatest negative impact

↑ Stock selection in information technology, led by an outperforming web-performance and security company

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↑ Stock selection in materials, driven by the strong performance of a leading producer of rare earth elements in North America

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 2000® Growth Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$885,091	$943,575	$891,651
2/16	$868,364	$943,271	$885,348
3/16	$931,636	$1,009,683	$953,170
4/16	$945,455	$1,015,940	$962,675
5/16	$960,000	$1,034,116	$988,610
6/16	$984,727	$1,036,242	$984,062
7/16	$1,052,626	$1,077,368	$1,048,409
8/16	$1,056,325	$1,080,116	$1,059,553
9/16	$1,051,886	$1,081,814	$1,074,809
10/16	$978,654	$1,058,408	$1,008,015
11/16	$1,017,859	$1,105,774	$1,098,201
12/16	$996,474	$1,127,351	$1,113,181
1/17	$1,042,315	$1,148,570	$1,131,255
2/17	$1,019,770	$1,191,287	$1,158,995
3/17	$1,058,096	$1,192,098	$1,172,723
4/17	$1,116,713	$1,204,734	$1,194,320
5/17	$1,156,541	$1,217,063	$1,183,459
6/17	$1,148,275	$1,228,046	$1,224,191
7/17	$1,146,024	$1,251,201	$1,234,611
8/17	$1,130,257	$1,253,612	$1,233,169
9/17	$1,134,406	$1,284,185	$1,300,315
10/17	$1,181,707	$1,312,208	$1,320,461
11/17	$1,195,815	$1,352,054	$1,358,372
12/17	$1,214,376	$1,365,567	$1,359,937
1/18	$1,261,169	$1,437,547	$1,412,950
2/18	$1,273,424	$1,384,560	$1,372,721
3/18	$1,248,914	$1,356,766	$1,391,206
4/18	$1,252,256	$1,361,923	$1,392,567
5/18	$1,362,553	$1,400,370	$1,480,245
6/18	$1,411,573	$1,409,528	$1,491,827
7/18	$1,401,546	$1,456,305	$1,517,474
8/18	$1,534,125	$1,507,447	$1,611,949
9/18	$1,522,984	$1,509,942	$1,574,224
10/18	$1,330,244	$1,398,761	$1,375,027
11/18	$1,346,955	$1,426,776	$1,396,537
12/18	$1,217,886	$1,293,987	$1,233,354
1/19	$1,402,721	$1,405,055	$1,375,785
2/19	$1,564,768	$1,454,470	$1,464,632
3/19	$1,590,088	$1,475,708	$1,444,811
4/19	$1,620,472	$1,534,635	$1,488,808
5/19	$1,593,886	$1,435,326	$1,378,352
6/19	$1,687,570	$1,536,139	$1,484,515
7/19	$1,795,179	$1,558,974	$1,499,024
8/19	$1,639,462	$1,527,193	$1,434,337
9/19	$1,521,725	$1,553,997	$1,422,564
10/19	$1,550,842	$1,587,450	$1,463,044
11/19	$1,693,900	$1,647,792	$1,549,157
12/19	$1,669,852	$1,695,370	$1,584,656
1/20	$1,775,709	$1,693,518	$1,567,208
2/20	$1,735,454	$1,554,864	$1,454,058
3/20	$1,388,065	$1,341,042	$1,176,370
4/20	$1,750,363	$1,518,650	$1,351,583
5/20	$2,133,534	$1,599,865	$1,479,305
6/20	$2,398,922	$1,636,441	$1,536,154
7/20	$2,656,854	$1,729,364	$1,588,943
8/20	$2,949,078	$1,854,647	$1,682,155
9/20	$2,871,550	$1,787,117	$1,646,111
10/20	$2,740,347	$1,748,545	$1,658,619
11/20	$3,500,726	$1,961,261	$1,951,091
12/20	$4,184,135	$2,049,495	$2,133,459
1/21	$5,570,089	$2,040,379	$2,236,322
2/21	$5,778,639	$2,104,155	$2,310,161
3/21	$5,172,695	$2,179,574	$2,237,470
4/21	$5,469,920	$2,291,930	$2,286,255
5/21	$5,189,116	$2,302,392	$2,220,960
6/21	$5,745,797	$2,359,167	$2,325,122
7/21	$5,343,476	$2,399,062	$2,240,437
8/21	$5,185,832	$2,467,478	$2,281,156
9/21	$4,817,996	$2,356,767	$2,193,693
10/21	$4,964,145	$2,516,142	$2,296,414
11/21	$4,437,023	$2,477,843	$2,184,258
12/21	$4,044,852	$2,575,418	$2,193,938
1/22	$3,185,116	$2,423,890	$1,899,887
2/22	$3,074,579	$2,362,834	$1,908,176
3/22	$2,982,464	$2,439,475	$1,916,901
4/22	$2,370,414	$2,220,551	$1,681,711
5/22	$2,126,822	$2,217,574	$1,649,954
6/22	$1,901,653	$2,032,055	$1,547,814
7/22	$2,149,339	$2,222,698	$1,721,111
8/22	$2,079,742	$2,139,748	$1,704,934
9/22	$1,881,184	$1,941,331	$1,551,558
10/22	$1,905,747	$2,100,532	$1,698,834
11/22	$1,768,599	$2,210,172	$1,726,495
12/22	$1,641,392	$2,080,759	$1,615,671
1/23	$1,980,353	$2,224,066	$1,776,386
2/23	$1,970,081	$2,172,084	$1,757,143
3/23	$1,986,516	$2,230,164	$1,713,786
4/23	$1,852,986	$2,253,925	$1,693,875
5/23	$2,027,602	$2,262,694	$1,694,180
6/23	$2,346,020	$2,417,203	$1,834,651
7/23	$2,571,994	$2,503,852	$1,920,427
8/23	$2,360,400	$2,455,518	$1,820,459
9/23	$2,183,730	$2,338,552	$1,700,380
10/23	$1,900,235	$2,276,560	$1,569,245
11/23	$2,115,937	$2,488,845	$1,712,106
12/23	$2,535,016	$2,620,858	$1,917,130
1/24	$2,309,042	$2,649,904	$1,855,649
2/24	$2,516,527	$2,793,345	$2,006,375
3/24	$2,613,080	$2,883,451	$2,062,484
4/24	$2,261,793	$2,756,574	$1,903,675
5/24	$2,265,902	$2,886,814	$2,005,619
6/24	$2,313,151	$2,976,182	$2,002,277
7/24	$2,389,160	$3,031,507	$2,166,185
8/24	$2,385,052	$3,097,499	$2,142,200
9/24	$2,506,256	$3,161,573	$2,170,670
10/24	$2,670,601	$3,138,356	$2,141,870
11/24	$3,428,640	$3,347,132	$2,404,496
12/24	$3,286,424	$3,244,826	$2,207,657
1/25	$3,406,684	$3,347,260	$2,277,455
2/25	$3,135,062	$3,283,113	$2,123,280
3/25	$2,936,010	$3,091,607	$1,962,259
4/25	$3,159,943	$3,070,866	$1,949,698
5/25	$3,230,441	$3,265,516	$2,074,869
6/25	$3,417,052	$3,431,413	$2,197,055
7/25	$3,516,577	$3,506,982	$2,234,476
8/25	$3,580,854	$3,588,140	$2,366,638
9/25	$3,840,036	$3,711,972	$2,464,958
10/25	$3,908,460	$3,791,527	$2,544,709
11/25	$3,535,238	$3,801,940	$2,527,304
12/25	$3,321,673	$3,801,166	$2,494,934

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	1.07%	(4.51)%	12.75%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$311,872,658
# of Portfolio Holdings	61
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$2,637,177

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	2.7%
Consumer Staples	5.8%
Real Estate	5.9%
Financials	6.0%
Short-Term Investments	6.0%
Industrials	6.7%
Consumer Discretionary	11.6%
Information Technology	26.3%
Health Care	29.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Roivant Sciences Ltd.	8.4%
Oddity Tech Ltd.	4.8%
IonQ, Inc.	4.5%
Landbridge Co. LLC	3.4%
Arbutus Biopharma Corp.	3.2%
BitMine Immersion Technologies, Inc.	3.1%
X4 Pharmaceuticals, Inc.	3.0%
iShares Bitcoin Trust ETF	2.8%
Immunovant, Inc.	2.8%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSSGX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class L MSSLX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$185	1.85%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↓ Stock selection in health care, where a health care services provider detracted most within the sector

↓ Stock selection in consumer discretionary, as an underperforming cross-border e-commerce platform led the sector lower

↓ Stock selection in financials, where a payments technology services platform had the greatest negative impact

↑ Stock selection in information technology, led by an outperforming web-performance and security company

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↑ Stock selection in materials, driven by the strong performance of a leading producer of rare earth elements in North America

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	Russell 3000® Index	Russell 2000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$8,851	$9,436	$8,917
2/16	$8,674	$9,433	$8,853
3/16	$9,295	$10,097	$9,532
4/16	$9,430	$10,159	$9,627
5/16	$9,572	$10,341	$9,886
6/16	$9,815	$10,362	$9,841
7/16	$10,481	$10,774	$10,484
8/16	$10,515	$10,801	$10,596
9/16	$10,456	$10,818	$10,748
10/16	$9,720	$10,584	$10,080
11/16	$10,096	$11,058	$10,982
12/16	$9,883	$11,274	$11,132
1/17	$10,327	$11,486	$11,313
2/17	$10,110	$11,913	$11,590
3/17	$10,467	$11,921	$11,727
4/17	$11,042	$12,047	$11,943
5/17	$11,434	$12,171	$11,835
6/17	$11,338	$12,280	$12,242
7/17	$11,311	$12,512	$12,346
8/17	$11,145	$12,536	$12,332
9/17	$11,184	$12,842	$13,003
10/17	$11,645	$13,122	$13,205
11/17	$11,772	$13,521	$13,584
12/17	$11,953	$13,656	$13,599
1/18	$12,406	$14,375	$14,129
2/18	$12,505	$13,846	$13,727
3/18	$12,250	$13,568	$13,912
4/18	$12,293	$13,619	$13,926
5/18	$13,352	$14,004	$14,802
6/18	$13,833	$14,095	$14,918
7/18	$13,720	$14,563	$15,175
8/18	$15,005	$15,074	$16,119
9/18	$14,878	$15,099	$15,742
10/18	$12,999	$13,988	$13,750
11/18	$13,154	$14,268	$13,965
12/18	$11,885	$12,940	$12,334
1/19	$13,676	$14,051	$13,758
2/19	$15,249	$14,545	$14,646
3/19	$15,483	$14,757	$14,448
4/19	$15,768	$15,346	$14,888
5/19	$15,483	$14,353	$13,784
6/19	$16,387	$15,361	$14,845
7/19	$17,408	$15,590	$14,990
8/19	$15,902	$15,272	$14,343
9/19	$14,747	$15,540	$14,226
10/19	$15,015	$15,874	$14,630
11/19	$16,387	$16,478	$15,492
12/19	$16,152	$16,954	$15,847
1/20	$17,165	$16,935	$15,672
2/20	$16,764	$15,549	$14,541
3/20	$13,390	$13,410	$11,764
4/20	$16,869	$15,187	$13,516
5/20	$20,560	$15,999	$14,793
6/20	$23,111	$16,364	$15,362
7/20	$25,557	$17,294	$15,889
8/20	$28,362	$18,546	$16,822
9/20	$27,581	$17,871	$16,461
10/20	$26,316	$17,485	$16,586
11/20	$33,591	$19,613	$19,511
12/20	$40,138	$20,495	$21,335
1/21	$53,362	$20,404	$22,363
2/21	$55,339	$21,042	$23,102
3/21	$49,507	$21,796	$22,375
4/21	$52,313	$22,919	$22,863
5/21	$49,580	$23,024	$22,210
6/21	$54,875	$23,592	$23,251
7/21	$50,971	$23,991	$22,404
8/21	$49,458	$24,675	$22,812
9/21	$45,920	$23,568	$21,937
10/21	$47,262	$25,161	$22,964
11/21	$42,212	$24,778	$21,843
12/21	$38,463	$25,754	$21,939
1/22	$30,246	$24,239	$18,999
2/22	$29,197	$23,628	$19,082
3/22	$28,288	$24,395	$19,169
4/22	$22,484	$22,206	$16,817
5/22	$20,141	$22,176	$16,500
6/22	$18,008	$20,321	$15,478
7/22	$20,351	$22,227	$17,211
8/22	$19,651	$21,397	$17,049
9/22	$17,763	$19,413	$15,516
10/22	$17,973	$21,005	$16,988
11/22	$16,679	$22,102	$17,265
12/22	$15,478	$20,808	$16,157
1/23	$18,665	$22,241	$17,764
2/23	$18,560	$21,721	$17,571
3/23	$18,700	$22,302	$17,138
4/23	$17,404	$22,539	$16,939
5/23	$19,015	$22,627	$16,942
6/23	$21,992	$24,172	$18,347
7/23	$24,128	$25,039	$19,204
8/23	$22,132	$24,555	$18,205
9/23	$20,451	$23,386	$17,004
10/23	$17,790	$22,766	$15,692
11/23	$19,786	$24,888	$17,121
12/23	$23,673	$26,209	$19,171
1/24	$21,537	$26,499	$18,556
2/24	$23,463	$27,933	$20,064
3/24	$24,338	$28,835	$20,625
4/24	$21,046	$27,566	$19,037
5/24	$21,082	$28,868	$20,056
6/24	$21,502	$29,762	$20,023
7/24	$22,167	$30,315	$21,662
8/24	$22,132	$30,975	$21,422
9/24	$23,218	$31,616	$21,707
10/24	$24,723	$31,384	$21,419
11/24	$31,727	$33,471	$24,045
12/24	$30,378	$32,448	$22,077
1/25	$31,475	$33,473	$22,775
2/25	$28,964	$32,831	$21,233
3/25	$27,089	$30,916	$19,623
4/25	$29,141	$30,709	$19,497
5/25	$29,777	$32,655	$20,749
6/25	$31,475	$34,314	$21,971
7/25	$32,359	$35,070	$22,345
8/25	$32,960	$35,881	$23,666
9/25	$35,294	$37,120	$24,650
10/25	$35,895	$37,915	$25,447
11/25	$32,465	$38,019	$25,273
12/25	$30,449	$38,012	$24,949

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	0.23%	(5.38)%	11.78%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$311,872,658
# of Portfolio Holdings	61
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$2,637,177

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	2.7%
Consumer Staples	5.8%
Real Estate	5.9%
Financials	6.0%
Short-Term Investments	6.0%
Industrials	6.7%
Consumer Discretionary	11.6%
Information Technology	26.3%
Health Care	29.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Roivant Sciences Ltd.	8.4%
Oddity Tech Ltd.	4.8%
IonQ, Inc.	4.5%
Landbridge Co. LLC	3.4%
Arbutus Biopharma Corp.	3.2%
BitMine Immersion Technologies, Inc.	3.1%
X4 Pharmaceuticals, Inc.	3.0%
iShares Bitcoin Trust ETF	2.8%
Immunovant, Inc.	2.8%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSSLX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class R6 MFLLX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$94	0.93%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↓ Stock selection in health care, where a health care services provider detracted most within the sector

↓ Stock selection in consumer discretionary, as an underperforming cross-border e-commerce platform led the sector lower

↓ Stock selection in financials, where a payments technology services platform had the greatest negative impact

↑ Stock selection in information technology, led by an outperforming web-performance and security company

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↑ Stock selection in materials, driven by the strong performance of a leading producer of rare earth elements in North America

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Russell 2000® Growth Index
12/15	$5,000,000	$5,000,000	$5,000,000
1/16	$4,426,289	$4,717,874	$4,458,253
2/16	$4,342,774	$4,716,354	$4,426,738
3/16	$4,658,678	$5,048,414	$4,765,851
4/16	$4,727,669	$5,079,702	$4,813,375
5/16	$4,803,922	$5,170,580	$4,943,052
6/16	$4,927,378	$5,181,212	$4,920,312
7/16	$5,266,431	$5,386,838	$5,242,043
8/16	$5,288,590	$5,400,579	$5,297,766
9/16	$5,262,738	$5,409,069	$5,374,044
10/16	$4,897,116	$5,292,040	$5,040,075
11/16	$5,092,853	$5,528,870	$5,491,006
12/16	$4,986,091	$5,636,756	$5,565,904
1/17	$5,214,949	$5,742,851	$5,656,276
2/17	$5,106,148	$5,956,436	$5,794,973
3/17	$5,297,487	$5,960,489	$5,863,614
4/17	$5,590,125	$6,023,668	$5,971,602
5/17	$5,792,720	$6,085,315	$5,917,293
6/17	$5,751,451	$6,140,231	$6,120,956
7/17	$5,740,220	$6,256,005	$6,173,057
8/17	$5,661,530	$6,268,059	$6,165,845
9/17	$5,682,238	$6,420,923	$6,501,577
10/17	$5,918,308	$6,561,041	$6,602,305
11/17	$5,988,714	$6,760,268	$6,791,859
12/17	$6,086,865	$6,827,836	$6,799,683
1/18	$6,320,120	$7,187,736	$7,064,748
2/18	$6,381,211	$6,922,798	$6,863,603
3/18	$6,259,030	$6,783,829	$6,956,031
4/18	$6,275,691	$6,809,613	$6,962,837
5/18	$6,831,062	$7,001,850	$7,401,225
6/18	$7,080,978	$7,047,642	$7,459,133
7/18	$7,025,441	$7,281,523	$7,587,369
8/18	$7,691,886	$7,537,234	$8,059,743
9/18	$7,636,349	$7,549,711	$7,871,119
10/18	$6,670,004	$6,993,805	$6,875,136
11/18	$6,758,863	$7,133,882	$6,982,685
12/18	$6,110,193	$6,469,935	$6,166,770
1/19	$7,030,821	$7,025,276	$6,878,926
2/19	$7,850,558	$7,272,349	$7,323,160
3/19	$7,976,671	$7,378,538	$7,224,054
4/19	$8,128,007	$7,673,177	$7,444,039
5/19	$7,989,282	$7,176,632	$6,891,759
6/19	$8,468,513	$7,680,695	$7,422,574
7/19	$8,998,189	$7,794,868	$7,495,121
8/19	$8,222,592	$7,635,967	$7,171,687
9/19	$7,629,859	$7,769,985	$7,112,822
10/19	$7,781,195	$7,937,249	$7,315,220
11/19	$8,493,736	$8,238,958	$7,745,784
12/19	$8,373,704	$8,476,848	$7,923,279
1/20	$8,907,722	$8,467,589	$7,836,041
2/20	$8,700,049	$7,774,319	$7,270,292
3/20	$6,957,072	$6,705,212	$5,881,851
4/20	$8,781,635	$7,593,252	$6,757,917
5/20	$10,702,617	$7,999,327	$7,396,526
6/20	$12,037,663	$8,182,206	$7,680,768
7/20	$13,328,207	$8,646,820	$7,944,715
8/20	$14,796,758	$9,273,233	$8,410,773
9/20	$14,403,661	$8,935,585	$8,230,555
10/20	$13,750,972	$8,742,727	$8,293,094
11/20	$17,570,686	$9,806,307	$9,755,454
12/20	$21,000,624	$10,247,474	$10,667,293
1/21	$27,954,582	$10,201,894	$11,181,612
2/21	$29,007,469	$10,520,777	$11,550,804
3/21	$25,963,073	$10,897,872	$11,187,350
4/21	$27,456,704	$11,459,648	$11,431,273
5/21	$26,052,854	$11,511,961	$11,104,800
6/21	$28,844,231	$11,795,834	$11,625,611
7/21	$26,820,074	$11,995,309	$11,202,186
8/21	$26,036,530	$12,337,388	$11,405,778
9/21	$24,191,936	$11,783,836	$10,968,467
10/21	$24,926,509	$12,580,712	$11,482,071
11/21	$22,282,046	$12,389,217	$10,921,292
12/21	$20,308,774	$12,877,088	$10,969,691
1/22	$15,991,001	$12,119,449	$9,499,437
2/22	$15,442,389	$11,814,169	$9,540,882
3/22	$14,985,213	$12,197,377	$9,584,503
4/22	$11,906,895	$11,102,756	$8,408,555
5/22	$10,677,600	$11,087,870	$8,249,769
6/22	$9,549,899	$10,160,274	$7,739,072
7/22	$10,799,513	$11,113,490	$8,605,555
8/22	$10,454,091	$10,698,742	$8,524,671
9/22	$9,458,464	$9,706,657	$7,757,789
10/22	$9,580,377	$10,502,661	$8,494,170
11/22	$8,889,533	$11,050,861	$8,632,477
12/22	$8,247,783	$10,403,795	$8,078,356
1/23	$9,962,668	$11,120,332	$8,881,928
2/23	$9,901,423	$10,860,420	$8,785,713
3/23	$9,993,291	$11,150,818	$8,568,930
4/23	$9,319,586	$11,269,623	$8,469,376
5/23	$10,187,237	$11,313,471	$8,470,900
6/23	$11,789,838	$12,086,016	$9,173,256
7/23	$12,933,095	$12,519,260	$9,602,135
8/23	$11,871,499	$12,277,592	$9,102,294
9/23	$10,983,434	$11,692,758	$8,501,900
10/23	$9,554,362	$11,382,799	$7,846,223
11/23	$10,636,374	$12,444,225	$8,560,529
12/23	$12,749,357	$13,104,290	$9,585,652
1/24	$11,606,100	$13,249,521	$9,278,245
2/24	$12,647,281	$13,966,725	$10,031,874
3/24	$13,137,248	$14,417,255	$10,312,420
4/24	$11,361,117	$13,782,871	$9,518,374
5/24	$11,391,740	$14,434,071	$10,028,094
6/24	$11,626,516	$14,880,912	$10,011,384
7/24	$12,004,199	$15,157,533	$10,830,926
8/24	$11,993,991	$15,487,493	$10,710,999
9/24	$12,596,243	$15,807,865	$10,853,349
10/24	$13,423,063	$15,691,779	$10,709,349
11/24	$17,230,517	$16,735,661	$12,022,478
12/24	$16,515,332	$16,224,131	$11,038,284
1/25	$17,123,195	$16,736,298	$11,387,274
2/25	$15,752,927	$16,415,564	$10,616,399
3/25	$14,753,559	$15,458,036	$9,811,294
4/25	$15,886,863	$15,354,329	$9,748,490
5/25	$16,237,157	$16,327,578	$10,374,347
6/25	$17,174,709	$17,157,066	$10,985,277
7/25	$17,679,544	$17,534,909	$11,172,379
8/25	$18,009,233	$17,940,700	$11,833,190
9/25	$19,307,381	$18,559,858	$12,324,792
10/25	$19,657,675	$18,957,634	$12,723,547
11/25	$17,782,572	$19,009,698	$12,636,520
12/25	$16,700,782	$19,005,828	$12,474,669

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	1.12%	(4.48)%	12.82%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$311,872,658
# of Portfolio Holdings	61
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$2,637,177

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	2.7%
Consumer Staples	5.8%
Real Estate	5.9%
Financials	6.0%
Short-Term Investments	6.0%
Industrials	6.7%
Consumer Discretionary	11.6%
Information Technology	26.3%
Health Care	29.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.4%
Roivant Sciences Ltd.	8.4%
Oddity Tech Ltd.	4.8%
IonQ, Inc.	4.5%
Landbridge Co. LLC	3.4%
Arbutus Biopharma Corp.	3.2%
BitMine Immersion Technologies, Inc.	3.1%
X4 Pharmaceuticals, Inc.	3.0%
iShares Bitcoin Trust ETF	2.8%
Immunovant, Inc.	2.8%
Total	48.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MFLLX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class A MFAPX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.30%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in industrials

↓ An average overweight in consumer discretionary, where exposure to a global lifestyle and entertainment brand was the largest detractor across the portfolio

↑ Allocation to health care, driven by an Italian company that is a leader in the eyewear market

↑ Stock selection in consumer staples, where the world's leading beauty company was the top contributor

↑ An average overweight in information technology, led by a Taiwanese semiconductor foundry service provider

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI All Country World ex USA Net Index
12/15	$9,478	$10,000
1/16	$9,109	$9,320
2/16	$8,868	$9,213
3/16	$9,350	$9,962
4/16	$9,406	$10,225
5/16	$9,486	$10,052
6/16	$9,470	$9,898
7/16	$10,048	$10,388
8/16	$9,888	$10,453
9/16	$10,112	$10,582
10/16	$10,000	$10,430
11/16	$9,687	$10,189
12/16	$9,680	$10,450
1/17	$10,186	$10,820
2/17	$10,537	$10,992
3/17	$11,092	$11,271
4/17	$11,606	$11,512
5/17	$12,276	$11,886
6/17	$12,300	$11,923
7/17	$12,895	$12,362
8/17	$13,254	$12,427
9/17	$13,385	$12,657
10/17	$13,483	$12,896
11/17	$13,589	$13,000
12/17	$13,957	$13,291
1/18	$14,707	$14,031
2/18	$14,223	$13,370
3/18	$14,648	$13,134
4/18	$14,856	$13,343
5/18	$15,406	$13,035
6/18	$15,156	$12,790
7/18	$15,123	$13,096
8/18	$15,231	$12,822
9/18	$15,123	$12,881
10/18	$13,697	$11,833
11/18	$13,831	$11,945
12/18	$13,192	$11,404
1/19	$14,184	$12,266
2/19	$14,718	$12,506
3/19	$15,286	$12,580
4/19	$15,727	$12,912
5/19	$15,227	$12,219
6/19	$15,914	$12,955
7/19	$15,600	$12,798
8/19	$15,693	$12,403
9/19	$15,803	$12,722
10/19	$16,287	$13,166
11/19	$16,889	$13,282
12/19	$17,113	$13,857
1/20	$16,849	$13,485
2/20	$16,043	$12,419
3/20	$14,693	$10,621
4/20	$15,814	$11,426
5/20	$16,544	$11,800
6/20	$17,528	$12,333
7/20	$18,505	$12,883
8/20	$19,651	$13,434
9/20	$20,016	$13,104
10/20	$19,676	$12,822
11/20	$21,212	$14,547
12/20	$22,572	$15,334
1/21	$22,224	$15,367
2/21	$23,064	$15,671
3/21	$22,776	$15,869
4/21	$24,160	$16,336
5/21	$24,882	$16,847
6/21	$24,746	$16,738
7/21	$25,315	$16,462
8/21	$25,816	$16,775
9/21	$24,398	$16,238
10/21	$25,739	$16,626
11/21	$25,459	$15,877
12/21	$25,476	$16,533
1/22	$22,533	$15,924
2/22	$20,860	$15,609
3/22	$20,568	$15,634
4/22	$18,406	$14,652
5/22	$17,959	$14,757
6/22	$16,295	$13,488
7/22	$17,891	$13,949
8/22	$16,406	$13,501
9/22	$14,287	$12,152
10/22	$14,836	$12,515
11/22	$17,342	$13,992
12/22	$16,646	$13,887
1/23	$18,891	$15,014
2/23	$18,253	$14,487
3/23	$19,591	$14,841
4/23	$19,636	$15,099
5/23	$19,268	$14,550
6/23	$20,193	$15,203
7/23	$20,184	$15,821
8/23	$18,837	$15,106
9/23	$17,266	$14,629
10/23	$16,368	$14,025
11/23	$18,298	$15,288
12/23	$19,654	$16,056
1/24	$19,771	$15,897
2/24	$20,785	$16,299
3/24	$20,911	$16,808
4/24	$19,483	$16,507
5/24	$20,274	$16,986
6/24	$20,130	$16,970
7/24	$20,327	$17,363
8/24	$21,315	$17,857
9/24	$22,078	$18,338
10/24	$20,992	$17,438
11/24	$21,261	$17,280
12/24	$20,956	$16,945
1/25	$22,545	$17,627
2/25	$22,653	$17,872
3/25	$21,351	$17,831
4/25	$22,464	$18,475
5/25	$23,829	$19,322
6/25	$24,493	$19,977
7/25	$23,003	$19,920
8/25	$23,596	$20,611
9/25	$23,928	$21,354
10/25	$24,413	$21,785
11/25	$24,107	$21,780
12/25	$24,179	$22,432

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	15.38%	1.39%	9.82%
Class A, with 5.25% maximum front end sales charge	9.34%	0.30%	9.23%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,680,834,213
# of Portfolio Holdings	32
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$20,906,070

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

France
23.3%
Denmark
8.5%
India
8.2%
United States
7.9%
Japan
7.5%
Taiwan
7.2%
Netherlands
6.5%
Sweden
6.1%
Italy
5.7%
Switzerland
5.6%
Other
13.5%

Value	Value
Other	13.5%
Switzerland	5.6%
Italy	5.7%
Sweden	6.1%
Netherlands	6.5%
Taiwan	7.2%
Japan	7.5%
United States	7.9%
India	8.2%
Denmark	8.5%
France	23.3%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	8.5%
Hermes International SCA	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.2%
Spotify Technology SA	6.1%
Moncler SpA	5.7%
ASML Holding NV	5.0%
Schneider Electric SE	5.0%
Keyence Corp.	4.5%
L'Oreal SA	4.4%
LVMH Moet Hennessy Louis Vuitton SE	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MFAPX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class C MSIAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	2.05%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in industrials

↓ An average overweight in consumer discretionary, where exposure to a global lifestyle and entertainment brand was the largest detractor across the portfolio

↑ Allocation to health care, driven by an Italian company that is a leader in the eyewear market

↑ Stock selection in consumer staples, where the world's leading beauty company was the top contributor

↑ An average overweight in information technology, led by a Taiwanese semiconductor foundry service provider

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI All Country World ex USA Index
12/15	$10,000	$10,000
1/16	$9,606	$9,320
2/16	$9,349	$9,213
3/16	$9,846	$9,962
4/16	$9,906	$10,225
5/16	$9,983	$10,052
6/16	$9,949	$9,898
7/16	$10,557	$10,388
8/16	$10,386	$10,453
9/16	$10,617	$10,582
10/16	$10,488	$10,430
11/16	$10,154	$10,189
12/16	$10,138	$10,450
1/17	$10,661	$10,820
2/17	$11,027	$10,992
3/17	$11,603	$11,271
4/17	$12,126	$11,512
5/17	$12,814	$11,886
6/17	$12,832	$11,923
7/17	$13,450	$12,362
8/17	$13,816	$12,427
9/17	$13,938	$12,657
10/17	$14,034	$12,896
11/17	$14,139	$13,000
12/17	$14,514	$13,291
1/18	$15,271	$14,031
2/18	$14,772	$13,370
3/18	$15,200	$13,134
4/18	$15,404	$13,343
5/18	$15,965	$13,035
6/18	$15,698	$12,790
7/18	$15,653	$13,096
8/18	$15,760	$12,822
9/18	$15,627	$12,881
10/18	$14,148	$11,833
11/18	$14,281	$11,945
12/18	$13,617	$11,404
1/19	$14,632	$12,266
2/19	$15,176	$12,506
3/19	$15,747	$12,580
4/19	$16,192	$12,912
5/19	$15,666	$12,219
6/19	$16,364	$12,955
7/19	$16,028	$12,798
8/19	$16,119	$12,403
9/19	$16,219	$12,722
10/19	$16,708	$13,166
11/19	$17,316	$13,282
12/19	$17,528	$13,857
1/20	$17,255	$13,485
2/20	$16,420	$12,419
3/20	$15,032	$10,621
4/20	$16,166	$11,426
5/20	$16,901	$11,800
6/20	$17,900	$12,333
7/20	$18,880	$12,883
8/20	$20,042	$13,434
9/20	$20,396	$13,104
10/20	$20,042	$12,822
11/20	$21,594	$14,547
12/20	$22,966	$15,334
1/21	$22,594	$15,367
2/21	$23,439	$15,671
3/21	$23,130	$15,869
4/21	$24,519	$16,336
5/21	$25,246	$16,847
6/21	$25,091	$16,738
7/21	$25,645	$16,462
8/21	$26,145	$16,775
9/21	$24,683	$16,238
10/21	$26,036	$16,626
11/21	$25,736	$15,877
12/21	$25,736	$16,533
1/22	$22,752	$15,924
2/22	$21,044	$15,609
3/22	$20,741	$15,634
4/22	$18,556	$14,652
5/22	$18,088	$14,757
6/22	$16,398	$13,488
7/22	$17,996	$13,949
8/22	$16,499	$13,501
9/22	$14,360	$12,152
10/22	$14,902	$12,515
11/22	$17,408	$13,992
12/22	$16,701	$13,887
1/23	$18,937	$15,014
2/23	$18,291	$14,487
3/23	$19,611	$14,841
4/23	$19,650	$15,099
5/23	$19,264	$14,550
6/23	$20,180	$15,203
7/23	$20,161	$15,821
8/23	$18,812	$15,106
9/23	$17,221	$14,629
10/23	$16,316	$14,025
11/23	$18,233	$15,288
12/23	$19,573	$16,056
1/24	$19,689	$15,897
2/24	$20,699	$16,299
3/24	$20,825	$16,808
4/24	$19,403	$16,507
5/24	$20,190	$16,986
6/24	$20,047	$16,970
7/24	$20,243	$17,363
8/24	$21,227	$17,857
9/24	$21,987	$18,338
10/24	$20,905	$17,438
11/24	$21,173	$17,280
12/24	$20,869	$16,945
1/25	$22,452	$17,627
2/25	$22,559	$17,872
3/25	$21,263	$17,831
4/25	$22,372	$18,475
5/25	$23,731	$19,322
6/25	$24,392	$19,977
7/25	$22,908	$19,920
8/25	$23,498	$20,611
9/25	$23,829	$21,354
10/25	$24,312	$21,785
11/25	$24,008	$21,780
12/25	$24,079	$22,432

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	14.56%	0.66%	9.19%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	13.56%	0.66%	9.19%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,680,834,213
# of Portfolio Holdings	32
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$20,906,070

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	13.5%
Switzerland	5.6%
Italy	5.7%
Sweden	6.1%
Netherlands	6.5%
Taiwan	7.2%
Japan	7.5%
United States	7.9%
India	8.2%
Denmark	8.5%
France	23.3%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	8.5%
Hermes International SCA	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.2%
Spotify Technology SA	6.1%
Moncler SpA	5.7%
ASML Holding NV	5.0%
Schneider Electric SE	5.0%
Keyence Corp.	4.5%
L'Oreal SA	4.4%
LVMH Moet Hennessy Louis Vuitton SE	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSIAX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class I MFAIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.00%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in industrials

↓ An average overweight in consumer discretionary, where exposure to a global lifestyle and entertainment brand was the largest detractor across the portfolio

↑ Allocation to health care, driven by an Italian company that is a leader in the eyewear market

↑ Stock selection in consumer staples, where the world's leading beauty company was the top contributor

↑ An average overweight in information technology, led by a Taiwanese semiconductor foundry service provider

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI All Country World ex USA Net Index
12/15	$1,000,000	$1,000,000
1/16	$961,929	$931,977
2/16	$935,702	$921,324
3/16	$987,310	$996,237
4/16	$994,078	$1,022,457
5/16	$1,002,538	$1,005,199
6/16	$1,000,846	$989,820
7/16	$1,062,606	$1,038,770
8/16	$1,045,685	$1,045,339
9/16	$1,070,220	$1,058,230
10/16	$1,058,376	$1,043,015
11/16	$1,025,381	$1,018,889
12/16	$1,024,656	$1,044,951
1/17	$1,078,857	$1,081,968
2/17	$1,116,712	$1,099,222
3/17	$1,175,214	$1,127,089
4/17	$1,229,415	$1,151,217
5/17	$1,300,823	$1,188,574
6/17	$1,304,264	$1,192,264
7/17	$1,367,800	$1,236,208
8/17	$1,406,560	$1,242,677
9/17	$1,420,342	$1,265,746
10/17	$1,431,539	$1,289,559
11/17	$1,443,598	$1,300,034
12/17	$1,483,205	$1,329,091
1/18	$1,562,239	$1,403,116
2/18	$1,512,184	$1,336,955
3/18	$1,556,970	$1,313,376
4/18	$1,579,802	$1,334,344
5/18	$1,638,638	$1,303,535
6/18	$1,613,172	$1,279,034
7/18	$1,609,621	$1,309,624
8/18	$1,621,922	$1,282,213
9/18	$1,609,621	$1,288,055
10/18	$1,458,499	$1,183,287
11/18	$1,473,436	$1,194,487
12/18	$1,406,156	$1,140,422
1/19	$1,512,466	$1,226,590
2/19	$1,569,642	$1,250,556
3/19	$1,631,284	$1,258,005
4/19	$1,678,632	$1,291,238
5/19	$1,625,030	$1,221,937
6/19	$1,699,179	$1,295,515
7/19	$1,666,125	$1,279,834
8/19	$1,675,952	$1,240,308
9/19	$1,688,459	$1,272,226
10/19	$1,741,168	$1,316,617
11/19	$1,805,490	$1,328,223
12/19	$1,829,331	$1,385,742
1/20	$1,802,495	$1,348,516
2/20	$1,716,619	$1,241,923
3/20	$1,572,598	$1,062,101
4/20	$1,692,467	$1,142,588
5/20	$1,771,186	$1,179,981
6/20	$1,877,636	$1,233,305
7/20	$1,982,297	$1,288,291
8/20	$2,105,743	$1,343,438
9/20	$2,145,103	$1,310,413
10/20	$2,109,322	$1,282,241
11/20	$2,273,917	$1,454,722
12/20	$2,420,756	$1,533,351
1/21	$2,383,169	$1,536,683
2/21	$2,474,451	$1,567,104
3/21	$2,444,024	$1,586,918
4/21	$2,592,580	$1,633,631
5/21	$2,671,333	$1,684,731
6/21	$2,657,014	$1,673,815
7/21	$2,718,764	$1,646,231
8/21	$2,773,354	$1,677,523
9/21	$2,621,217	$1,623,808
10/21	$2,766,194	$1,662,569
11/21	$2,737,557	$1,587,706
12/21	$2,739,330	$1,653,321
1/22	$2,423,810	$1,592,396
2/22	$2,243,900	$1,560,875
3/22	$2,213,162	$1,563,363
4/22	$1,981,720	$1,465,195
5/22	$1,933,805	$1,475,712
6/22	$1,754,799	$1,348,761
7/22	$1,926,572	$1,394,934
8/22	$1,767,456	$1,350,069
9/22	$1,539,630	$1,215,156
10/22	$1,599,299	$1,251,467
11/22	$1,869,616	$1,399,199
12/22	$1,795,463	$1,388,737
1/23	$2,038,323	$1,501,375
2/23	$1,970,284	$1,448,674
3/23	$2,114,866	$1,484,088
4/23	$2,120,536	$1,509,871
5/23	$2,079,902	$1,454,975
6/23	$2,181,015	$1,520,258
7/23	$2,181,015	$1,582,067
8/23	$2,035,488	$1,510,612
9/23	$1,866,336	$1,462,900
10/23	$1,769,003	$1,402,543
11/23	$1,978,789	$1,528,792
12/23	$2,125,417	$1,605,601
1/24	$2,138,653	$1,589,653
2/24	$2,249,273	$1,629,898
3/24	$2,263,455	$1,680,849
4/24	$2,109,344	$1,650,665
5/24	$2,196,327	$1,698,582
6/24	$2,180,254	$1,696,967
7/24	$2,202,945	$1,736,259
8/24	$2,309,783	$1,785,707
9/24	$2,392,985	$1,833,791
10/24	$2,275,746	$1,743,817
11/24	$2,306,001	$1,728,032
12/24	$2,273,048	$1,694,456
1/25	$2,446,296	$1,762,731
2/25	$2,458,603	$1,787,197
3/25	$2,316,597	$1,783,142
4/25	$2,438,722	$1,847,518
5/25	$2,587,355	$1,932,158
6/25	$2,660,252	$1,997,703
7/25	$2,498,365	$1,991,989
8/25	$2,564,634	$2,061,104
9/25	$2,600,609	$2,135,367
10/25	$2,654,572	$2,178,524
11/25	$2,622,384	$2,177,968
12/25	$2,630,904	$2,243,240

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	15.74%	1.68%	10.16%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,680,834,213
# of Portfolio Holdings	32
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$20,906,070

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	13.5%
Switzerland	5.6%
Italy	5.7%
Sweden	6.1%
Netherlands	6.5%
Taiwan	7.2%
Japan	7.5%
United States	7.9%
India	8.2%
Denmark	8.5%
France	23.3%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	8.5%
Hermes International SCA	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.2%
Spotify Technology SA	6.1%
Moncler SpA	5.7%
ASML Holding NV	5.0%
Schneider Electric SE	5.0%
Keyence Corp.	4.5%
L'Oreal SA	4.4%
LVMH Moet Hennessy Louis Vuitton SE	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MFAIX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class L MSALX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$199	1.85%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in industrials

↓ An average overweight in consumer discretionary, where exposure to a global lifestyle and entertainment brand was the largest detractor across the portfolio

↑ Allocation to health care, driven by an Italian company that is a leader in the eyewear market

↑ Stock selection in consumer staples, where the world's leading beauty company was the top contributor

↑ An average overweight in information technology, led by a Taiwanese semiconductor foundry service provider

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	MSCI All Country World ex USA Net Index
12/15	$10,000	$10,000
1/16	$9,607	$9,320
2/16	$9,351	$9,213
3/16	$9,846	$9,962
4/16	$9,906	$10,225
5/16	$9,991	$10,052
6/16	$9,966	$9,898
7/16	$10,572	$10,388
8/16	$10,401	$10,453
9/16	$10,632	$10,582
10/16	$10,512	$10,430
11/16	$10,171	$10,189
12/16	$10,164	$10,450
1/17	$10,693	$10,820
2/17	$11,058	$10,992
3/17	$11,632	$11,271
4/17	$12,161	$11,512
5/17	$12,856	$11,886
6/17	$12,874	$11,923
7/17	$13,498	$12,362
8/17	$13,872	$12,427
9/17	$13,994	$12,657
10/17	$14,098	$12,896
11/17	$14,202	$13,000
12/17	$14,576	$13,291
1/18	$15,348	$14,031
2/18	$14,842	$13,370
3/18	$15,277	$13,134
4/18	$15,490	$13,343
5/18	$16,058	$13,035
6/18	$15,791	$12,790
7/18	$15,747	$13,096
8/18	$15,853	$12,822
9/18	$15,729	$12,881
10/18	$14,238	$11,833
11/18	$14,371	$11,945
12/18	$13,709	$11,404
1/19	$14,738	$12,266
2/19	$15,280	$12,506
3/19	$15,867	$12,580
4/19	$16,319	$12,912
5/19	$15,786	$12,219
6/19	$16,490	$12,955
7/19	$16,165	$12,798
8/19	$16,246	$12,403
9/19	$16,355	$12,722
10/19	$16,852	$13,166
11/19	$17,466	$13,282
12/19	$17,686	$13,857
1/20	$17,406	$13,485
2/20	$16,565	$12,419
3/20	$15,163	$10,621
4/20	$16,312	$11,426
5/20	$17,062	$11,800
6/20	$18,066	$12,333
7/20	$19,060	$12,883
8/20	$20,236	$13,434
9/20	$20,607	$13,104
10/20	$20,245	$12,822
11/20	$21,809	$14,547
12/20	$23,194	$15,334
1/21	$22,823	$15,367
2/21	$23,673	$15,671
3/21	$23,366	$15,869
4/21	$24,777	$16,336
5/21	$25,510	$16,847
6/21	$25,356	$16,738
7/21	$25,917	$16,462
8/21	$26,423	$16,775
9/21	$24,958	$16,238
10/21	$26,315	$16,626
11/21	$26,025	$15,877
12/21	$26,025	$16,533
1/22	$23,007	$15,924
2/22	$21,288	$15,609
3/22	$20,977	$15,634
4/22	$18,774	$14,652
5/22	$18,307	$14,757
6/22	$16,597	$13,488
7/22	$18,216	$13,949
8/22	$16,698	$13,501
9/22	$14,530	$12,152
10/22	$15,088	$12,515
11/22	$17,630	$13,992
12/22	$16,917	$13,887
1/23	$19,180	$15,014
2/23	$18,538	$14,487
3/23	$19,880	$14,841
4/23	$19,919	$15,099
5/23	$19,526	$14,550
6/23	$20,456	$15,203
7/23	$20,437	$15,821
8/23	$19,065	$15,106
9/23	$17,464	$14,629
10/23	$16,543	$14,025
11/23	$18,490	$15,288
12/23	$19,852	$16,056
1/24	$19,957	$15,897
2/24	$20,974	$16,299
3/24	$21,098	$16,808
4/24	$19,641	$16,507
5/24	$20,437	$16,986
6/24	$20,274	$16,970
7/24	$20,465	$17,363
8/24	$21,444	$17,857
9/24	$22,201	$18,338
10/24	$21,108	$17,438
11/24	$21,367	$17,280
12/24	$21,041	$16,945
1/25	$22,633	$17,627
2/25	$22,729	$17,872
3/25	$21,405	$17,831
4/25	$22,518	$18,475
5/25	$23,870	$19,322
6/25	$24,532	$19,977
7/25	$23,016	$19,920
8/25	$23,611	$20,611
9/25	$23,927	$21,354
10/25	$24,397	$21,785
11/25	$24,091	$21,780
12/25	$24,148	$22,432

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	14.77%	0.81%	9.22%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,680,834,213
# of Portfolio Holdings	32
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$20,906,070

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	13.5%
Switzerland	5.6%
Italy	5.7%
Sweden	6.1%
Netherlands	6.5%
Taiwan	7.2%
Japan	7.5%
United States	7.9%
India	8.2%
Denmark	8.5%
France	23.3%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	8.5%
Hermes International SCA	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.2%
Spotify Technology SA	6.1%
Moncler SpA	5.7%
ASML Holding NV	5.0%
Schneider Electric SE	5.0%
Keyence Corp.	4.5%
L'Oreal SA	4.4%
LVMH Moet Hennessy Louis Vuitton SE	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSALX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class R6 IDVSX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.90%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in industrials

↓ An average overweight in consumer discretionary, where exposure to a global lifestyle and entertainment brand was the largest detractor across the portfolio

↑ Allocation to health care, driven by an Italian company that is a leader in the eyewear market

↑ Stock selection in consumer staples, where the world's leading beauty company was the top contributor

↑ An average overweight in information technology, led by a Taiwanese semiconductor foundry service provider

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI All Country World ex USA Net Index
6/18	$5,000,000	$5,000,000
6/18	$4,859,788	$4,886,213
7/18	$4,849,092	$5,003,075
8/18	$4,886,148	$4,898,360
9/18	$4,851,739	$4,920,675
10/18	$4,396,475	$4,520,439
11/18	$4,438,825	$4,563,225
12/18	$4,238,831	$4,356,683
1/19	$4,559,098	$4,685,865
2/19	$4,731,342	$4,777,423
3/19	$4,914,352	$4,805,878
4/19	$5,059,684	$4,932,838
5/19	$4,898,204	$4,668,088
6/19	$5,121,584	$4,949,176
7/19	$5,022,005	$4,889,271
8/19	$5,051,610	$4,738,270
9/19	$5,089,288	$4,860,204
10/19	$5,248,076	$5,029,789
11/19	$5,444,542	$5,074,127
12/19	$5,516,587	$5,293,864
1/20	$5,435,699	$5,151,653
2/20	$5,176,856	$4,744,440
3/20	$4,742,755	$4,057,478
4/20	$5,106,753	$4,364,957
5/20	$5,344,025	$4,507,810
6/20	$5,664,882	$4,711,518
7/20	$5,980,347	$4,921,577
8/20	$6,355,130	$5,132,254
9/20	$6,473,766	$5,006,091
10/20	$6,365,915	$4,898,467
11/20	$6,864,727	$5,557,384
12/20	$7,307,323	$5,857,764
1/21	$7,196,728	$5,870,495
2/21	$7,469,168	$5,986,709
3/21	$7,380,153	$6,062,403
4/21	$7,827,925	$6,240,860
5/21	$8,067,996	$6,436,073
6/21	$8,024,837	$6,394,373
7/21	$8,210,960	$6,288,993
8/21	$8,378,200	$6,408,536
9/21	$7,919,638	$6,203,332
10/21	$8,356,621	$6,351,407
11/21	$8,270,303	$6,065,416
12/21	$8,278,366	$6,316,078
1/22	$7,324,637	$6,083,330
2/22	$6,782,374	$5,962,915
3/22	$6,689,727	$5,972,419
4/22	$5,989,417	$5,597,393
5/22	$5,847,720	$5,637,572
6/22	$5,305,457	$5,152,587
7/22	$5,825,921	$5,328,978
8/22	$5,346,331	$5,157,585
9/22	$4,656,922	$4,642,187
10/22	$4,836,768	$4,780,901
11/22	$5,656,974	$5,345,275
12/22	$5,430,753	$5,305,306
1/23	$6,165,485	$5,735,610
2/23	$5,960,443	$5,534,280
3/23	$6,399,004	$5,669,569
4/23	$6,416,091	$5,768,066
5/23	$6,296,483	$5,558,350
6/23	$6,601,198	$5,807,749
7/23	$6,601,198	$6,043,871
8/23	$6,162,637	$5,770,896
9/23	$5,650,033	$5,588,627
10/23	$5,356,710	$5,358,046
11/23	$5,991,769	$5,840,350
12/23	$6,437,751	$6,133,780
1/24	$6,477,684	$6,072,853
2/24	$6,814,261	$6,226,600
3/24	$6,857,046	$6,421,243
4/24	$6,389,261	$6,305,935
5/24	$6,651,677	$6,488,988
6/24	$6,606,039	$6,482,817
7/24	$6,674,496	$6,632,924
8/24	$6,999,663	$6,821,825
9/24	$7,250,670	$7,005,520
10/24	$6,896,979	$6,661,795
11/24	$6,988,254	$6,601,494
12/24	$6,890,668	$6,473,226
1/25	$7,416,760	$6,734,054
2/25	$7,453,930	$6,827,519
3/25	$7,025,050	$6,812,028
4/25	$7,396,746	$7,057,959
5/25	$7,845,640	$7,381,302
6/25	$8,068,658	$7,631,701
7/25	$7,576,875	$7,609,871
8/25	$7,777,019	$7,873,909
9/25	$7,888,528	$8,157,610
10/25	$8,051,502	$8,322,482
11/25	$7,954,290	$8,320,356
12/25	$7,982,882	$8,569,711

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class R6	15.85%	1.78%	6.40%
MSCI All Country World ex USA Net Index	32.39%	7.91%	7.40%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,680,834,213
# of Portfolio Holdings	32
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$20,906,070

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	13.5%
Switzerland	5.6%
Italy	5.7%
Sweden	6.1%
Netherlands	6.5%
Taiwan	7.2%
Japan	7.5%
United States	7.9%
India	8.2%
Denmark	8.5%
France	23.3%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	8.5%
Hermes International SCA	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.2%
Spotify Technology SA	6.1%
Moncler SpA	5.7%
ASML Holding NV	5.0%
Schneider Electric SE	5.0%
Keyence Corp.	4.5%
L'Oreal SA	4.4%
LVMH Moet Hennessy Louis Vuitton SE	3.7%
Total	57.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

IDVSX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class A MIQBX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.17%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Underperformance was driven primarily by negative stock selection, reflecting weakness in industrials and, to a lesser extent, financials, communication services and consumer discretionary

↓ An underweight to financials and overweight to information technology detracted

↑ Benefiting from the broader strength of the banks industry, a Finland-based bank was the largest absolute contributor to performance

↑ Underweight to materials

↑ Positive performances from a France-based aerospace company, a France-based electrical components maker, a Finland-based elevator and escalator company, and a U.K.-based specialized technical products and services provider

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI EAFE Index
12/15	$9,473	$10,000
1/16	$9,098	$9,277
2/16	$8,717	$9,107
3/16	$9,231	$9,699
4/16	$9,396	$9,980
5/16	$9,492	$9,890
6/16	$9,263	$9,558
7/16	$9,559	$10,042
8/16	$9,515	$10,049
9/16	$9,483	$10,173
10/16	$9,152	$9,965
11/16	$8,936	$9,766
12/16	$9,252	$10,100
1/17	$9,495	$10,393
2/17	$9,732	$10,542
3/17	$10,020	$10,832
4/17	$10,308	$11,107
5/17	$10,903	$11,515
6/17	$10,775	$11,495
7/17	$10,924	$11,826
8/17	$10,988	$11,822
9/17	$11,130	$12,116
10/17	$11,246	$12,300
11/17	$11,432	$12,429
12/17	$11,544	$12,628
1/18	$11,960	$13,262
2/18	$11,199	$12,663
3/18	$11,355	$12,435
4/18	$11,537	$12,719
5/18	$11,394	$12,433
6/18	$11,329	$12,281
7/18	$11,444	$12,584
8/18	$11,268	$12,341
9/18	$11,359	$12,448
10/18	$10,421	$11,457
11/18	$10,474	$11,442
12/18	$9,913	$10,887
1/19	$10,445	$11,602
2/19	$10,784	$11,898
3/19	$11,013	$11,973
4/19	$11,272	$12,310
5/19	$10,614	$11,719
6/19	$11,287	$12,414
7/19	$10,984	$12,256
8/19	$10,895	$11,939
9/19	$11,087	$12,281
10/19	$11,405	$12,722
11/19	$11,560	$12,866
12/19	$11,906	$13,284
1/20	$11,663	$13,006
2/20	$10,835	$11,831
3/20	$9,464	$10,252
4/20	$10,316	$10,914
5/20	$10,713	$11,389
6/20	$11,192	$11,777
7/20	$11,403	$12,051
8/20	$11,785	$12,671
9/20	$11,574	$12,342
10/20	$10,859	$11,849
11/20	$12,458	$13,686
12/20	$13,216	$14,322
1/21	$12,864	$14,169
2/21	$12,905	$14,487
3/21	$13,290	$14,820
4/21	$13,789	$15,266
5/21	$14,419	$15,764
6/21	$14,149	$15,587
7/21	$13,994	$15,704
8/21	$14,076	$15,981
9/21	$13,445	$15,517
10/21	$13,830	$15,899
11/21	$13,102	$15,159
12/21	$13,755	$15,935
1/22	$13,519	$15,165
2/22	$13,138	$14,897
3/22	$12,848	$14,993
4/22	$12,132	$14,023
5/22	$12,222	$14,128
6/22	$11,352	$12,817
7/22	$11,796	$13,456
8/22	$10,989	$12,817
9/22	$9,974	$11,618
10/22	$10,509	$12,242
11/22	$11,950	$13,621
12/22	$11,778	$13,632
1/23	$12,918	$14,736
2/23	$12,538	$14,429
3/23	$13,055	$14,786
4/23	$13,494	$15,204
5/23	$12,948	$14,560
6/23	$13,474	$15,223
7/23	$13,650	$15,715
8/23	$13,055	$15,113
9/23	$12,392	$14,597
10/23	$11,963	$14,005
11/23	$13,055	$15,305
12/23	$13,707	$16,118
1/24	$13,497	$16,211
2/24	$13,817	$16,508
3/24	$14,027	$17,051
4/24	$13,847	$16,614
5/24	$14,436	$17,258
6/24	$14,226	$16,979
7/24	$14,626	$17,477
8/24	$15,086	$18,046
9/24	$15,425	$18,212
10/24	$14,436	$17,222
11/24	$14,256	$17,124
12/24	$14,049	$16,735
1/25	$14,767	$17,614
2/25	$15,029	$17,956
3/25	$14,877	$17,883
4/25	$15,416	$18,702
5/25	$16,175	$19,558
6/25	$16,547	$19,989
7/25	$16,175	$19,708
8/25	$16,534	$20,549
9/25	$16,754	$20,942
10/25	$16,920	$21,188
11/25	$16,823	$21,320
12/25	$17,070	$21,959

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	21.50%	5.25%	6.07%
Class A, with 5.25% maximum front end sales charge	15.16%	4.13%	5.49%
MSCI EAFE Index	31.22%	8.92%	8.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$294,329,130
# of Portfolio Holdings	54
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$3,363,182

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United Kingdom
28.1%
Germany
12.1%
Japan
10.8%
France
10.3%
Netherlands
7.7%
Italy
6.5%
Denmark
4.8%
Finland
4.8%
Taiwan
3.5%
Sweden
3.2%
Other
8.2%

Value	Value
Other	8.2%
Sweden	3.2%
Taiwan	3.5%
Finland	4.8%
Denmark	4.8%
Italy	6.5%
Netherlands	7.7%
France	10.3%
Japan	10.8%
Germany	12.1%
United Kingdom	28.1%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
ASML Holding NV	3.3%
Keyence Corp.	3.3%
L'Oreal SA	3.0%
Safran SA	2.9%
London Stock Exchange Group PLC	2.9%
Haleon PLC	2.9%
AstraZeneca PLC	2.8%
DSV AS	2.7%
Total	31.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MIQBX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class C MSECX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$226	2.05%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Underperformance was driven primarily by negative stock selection, reflecting weakness in industrials and, to a lesser extent, financials, communication services and consumer discretionary

↓ An underweight to financials and overweight to information technology detracted

↑ Benefiting from the broader strength of the banks industry, a Finland-based bank was the largest absolute contributor to performance

↑ Underweight to materials

↑ Positive performances from a France-based aerospace company, a France-based electrical components maker, a Finland-based elevator and escalator company, and a U.K.-based specialized technical products and services provider

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,594	$9,277
2/16	$9,188	$9,107
3/16	$9,729	$9,699
4/16	$9,898	$9,980
5/16	$9,993	$9,890
6/16	$9,743	$9,558
7/16	$10,045	$10,042
8/16	$9,991	$10,049
9/16	$9,957	$10,173
10/16	$9,604	$9,965
11/16	$9,367	$9,766
12/16	$9,699	$10,100
1/17	$9,943	$10,393
2/17	$10,180	$10,542
3/17	$10,485	$10,832
4/17	$10,777	$11,107
5/17	$11,387	$11,515
6/17	$11,251	$11,495
7/17	$11,395	$11,826
8/17	$11,457	$11,822
9/17	$11,600	$12,116
10/17	$11,709	$12,300
11/17	$11,900	$12,429
12/17	$12,005	$12,628
1/18	$12,431	$13,262
2/18	$11,635	$12,663
3/18	$11,793	$12,435
4/18	$11,971	$12,719
5/18	$11,813	$12,433
6/18	$11,738	$12,281
7/18	$11,845	$12,584
8/18	$11,660	$12,341
9/18	$11,742	$12,448
10/18	$10,767	$11,457
11/18	$10,815	$11,442
12/18	$10,227	$10,887
1/19	$10,766	$11,602
2/19	$11,110	$11,898
3/19	$11,345	$11,973
4/19	$11,603	$12,310
5/19	$10,923	$11,719
6/19	$11,603	$12,414
7/19	$11,290	$12,256
8/19	$11,188	$11,939
9/19	$11,368	$12,281
10/19	$11,697	$12,722
11/19	$11,837	$12,866
12/19	$12,188	$13,284
1/20	$11,932	$13,006
2/20	$11,077	$11,831
3/20	$9,667	$10,252
4/20	$10,530	$10,914
5/20	$10,923	$11,389
6/20	$11,411	$11,777
7/20	$11,616	$12,051
8/20	$11,992	$12,671
9/20	$11,778	$12,342
10/20	$11,043	$11,849
11/20	$12,667	$13,686
12/20	$13,428	$14,322
1/21	$13,059	$14,169
2/21	$13,093	$14,487
3/21	$13,471	$14,820
4/21	$13,969	$15,266
5/21	$14,595	$15,764
6/21	$14,303	$15,587
7/21	$14,132	$15,704
8/21	$14,200	$15,981
9/21	$13,557	$15,517
10/21	$13,934	$15,899
11/21	$13,187	$15,159
12/21	$13,833	$15,935
1/22	$13,587	$15,165
2/22	$13,190	$14,897
3/22	$12,897	$14,993
4/22	$12,169	$14,023
5/22	$12,254	$14,128
6/22	$11,365	$12,817
7/22	$11,810	$13,456
8/22	$10,996	$12,817
9/22	$9,975	$11,618
10/22	$10,495	$12,242
11/22	$11,923	$13,621
12/22	$11,742	$13,632
1/23	$12,883	$14,736
2/23	$12,489	$14,429
3/23	$13,004	$14,786
4/23	$13,428	$15,204
5/23	$12,872	$14,560
6/23	$13,387	$15,223
7/23	$13,559	$15,715
8/23	$12,953	$15,113
9/23	$12,287	$14,597
10/23	$11,853	$14,005
11/23	$12,933	$15,305
12/23	$13,569	$16,118
1/24	$13,361	$16,211
2/24	$13,678	$16,508
3/24	$13,885	$17,051
4/24	$13,707	$16,614
5/24	$14,291	$17,258
6/24	$14,083	$16,979
7/24	$14,479	$17,477
8/24	$14,934	$18,046
9/24	$15,270	$18,212
10/24	$14,291	$17,222
11/24	$14,113	$17,124
12/24	$13,908	$16,735
1/25	$14,618	$17,614
2/25	$14,878	$17,956
3/25	$14,727	$17,883
4/25	$15,260	$18,702
5/25	$16,012	$19,558
6/25	$16,381	$19,989
7/25	$16,012	$19,708
8/25	$16,367	$20,549
9/25	$16,585	$20,942
10/25	$16,749	$21,188
11/25	$16,654	$21,320
12/25	$16,898	$21,959

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	20.50%	4.37%	5.39%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	19.87%	4.37%	5.39%
MSCI EAFE Index	31.22%	8.92%	8.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$294,329,130
# of Portfolio Holdings	54
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$3,363,182

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	8.2%
Sweden	3.2%
Taiwan	3.5%
Finland	4.8%
Denmark	4.8%
Italy	6.5%
Netherlands	7.7%
France	10.3%
Japan	10.8%
Germany	12.1%
United Kingdom	28.1%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
ASML Holding NV	3.3%
Keyence Corp.	3.3%
L'Oreal SA	3.0%
Safran SA	2.9%
London Stock Exchange Group PLC	2.9%
Haleon PLC	2.9%
AstraZeneca PLC	2.8%
DSV AS	2.7%
Total	31.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSECX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class I MSIQX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	0.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Underperformance was driven primarily by negative stock selection, reflecting weakness in industrials and, to a lesser extent, financials, communication services and consumer discretionary

↓ An underweight to financials and overweight to information technology detracted

↑ Benefiting from the broader strength of the banks industry, a Finland-based bank was the largest absolute contributor to performance

↑ Underweight to materials

↑ Positive performances from a France-based aerospace company, a France-based electrical components maker, a Finland-based elevator and escalator company, and a U.K.-based specialized technical products and services provider

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI EAFE Index
12/15	$1,000,000	$1,000,000
1/16	$960,265	$927,686
2/16	$920,530	$910,690
3/16	$974,834	$969,946
4/16	$993,377	$998,027
5/16	$1,003,311	$988,961
6/16	$979,470	$955,764
7/16	$1,011,004	$1,004,203
8/16	$1,006,364	$1,004,916
9/16	$1,003,712	$1,017,261
10/16	$968,575	$996,453
11/16	$946,035	$976,607
12/16	$980,026	$1,010,002
1/17	$1,006,134	$1,039,300
2/17	$1,030,902	$1,054,161
3/17	$1,062,365	$1,083,181
4/17	$1,093,158	$1,110,742
5/17	$1,156,752	$1,151,511
6/17	$1,143,364	$1,149,474
7/17	$1,158,935	$1,182,632
8/17	$1,166,347	$1,182,186
9/17	$1,181,844	$1,211,600
10/17	$1,194,646	$1,229,998
11/17	$1,214,860	$1,242,899
12/17	$1,226,653	$1,262,849
1/18	$1,271,705	$1,326,193
2/18	$1,191,157	$1,266,334
3/18	$1,208,222	$1,243,510
4/18	$1,228,018	$1,271,903
5/18	$1,213,000	$1,243,313
6/18	$1,206,174	$1,228,123
7/18	$1,218,905	$1,258,354
8/18	$1,200,447	$1,234,052
9/18	$1,210,018	$1,244,762
10/18	$1,110,892	$1,145,689
11/18	$1,116,361	$1,144,245
12/18	$1,057,350	$1,088,699
1/19	$1,113,784	$1,160,248
2/19	$1,150,623	$1,189,825
3/19	$1,175,705	$1,197,327
4/19	$1,203,138	$1,230,991
5/19	$1,133,379	$1,171,871
6/19	$1,205,489	$1,241,393
7/19	$1,174,137	$1,225,631
8/19	$1,164,731	$1,193,880
9/19	$1,185,110	$1,228,092
10/19	$1,219,598	$1,272,216
11/19	$1,236,057	$1,286,558
12/19	$1,272,760	$1,328,371
1/20	$1,247,719	$1,300,624
2/20	$1,159,645	$1,183,051
3/20	$1,012,854	$1,025,151
4/20	$1,103,519	$1,091,378
5/20	$1,146,693	$1,138,902
6/20	$1,198,501	$1,177,681
7/20	$1,221,815	$1,205,132
8/20	$1,262,398	$1,267,089
9/20	$1,240,811	$1,234,166
10/20	$1,164,826	$1,184,887
11/20	$1,336,657	$1,368,560
12/20	$1,418,101	$1,432,193
1/21	$1,380,460	$1,416,934
2/21	$1,385,712	$1,448,715
3/21	$1,426,854	$1,482,026
4/21	$1,481,127	$1,526,619
5/21	$1,549,406	$1,576,404
6/21	$1,519,644	$1,558,663
7/21	$1,503,011	$1,570,399
8/21	$1,511,765	$1,598,100
9/21	$1,444,362	$1,551,721
10/21	$1,485,504	$1,589,887
11/21	$1,407,596	$1,515,887
12/21	$1,477,472	$1,593,506
1/22	$1,452,232	$1,516,502
2/22	$1,411,461	$1,489,688
3/22	$1,381,368	$1,499,263
4/22	$1,304,679	$1,402,268
5/22	$1,314,387	$1,412,781
6/22	$1,221,195	$1,281,692
7/22	$1,269,732	$1,345,559
8/22	$1,183,336	$1,281,652
9/22	$1,073,642	$1,161,758
10/22	$1,130,916	$1,224,231
11/22	$1,286,235	$1,362,123
12/22	$1,267,961	$1,363,217
1/23	$1,392,250	$1,473,607
2/23	$1,351,517	$1,442,858
3/23	$1,407,917	$1,478,618
4/23	$1,454,917	$1,520,363
5/23	$1,396,428	$1,456,024
6/23	$1,453,873	$1,522,287
7/23	$1,473,717	$1,571,543
8/23	$1,410,006	$1,511,334
9/23	$1,337,939	$1,459,710
10/23	$1,291,983	$1,400,531
11/23	$1,411,050	$1,530,525
12/23	$1,482,310	$1,611,840
1/24	$1,460,479	$1,621,116
2/24	$1,494,317	$1,650,790
3/24	$1,518,331	$1,705,084
4/24	$1,498,683	$1,661,418
5/24	$1,563,084	$1,725,774
6/24	$1,541,253	$1,697,913
7/24	$1,584,915	$1,747,724
8/24	$1,635,126	$1,804,553
9/24	$1,672,238	$1,821,217
10/24	$1,566,359	$1,722,177
11/24	$1,546,711	$1,712,407
12/24	$1,523,968	$1,673,463
1/25	$1,602,977	$1,761,407
2/25	$1,631,846	$1,795,566
3/25	$1,616,652	$1,788,322
4/25	$1,674,390	$1,870,237
5/25	$1,757,957	$1,955,805
6/25	$1,797,462	$1,998,899
7/25	$1,759,476	$1,970,841
8/25	$1,797,462	$2,054,863
9/25	$1,823,292	$2,094,190
10/25	$1,841,525	$2,118,825
11/25	$1,830,889	$2,131,981
12/25	$1,855,913	$2,195,939

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	21.78%	5.53%	6.38%
MSCI EAFE Index	31.22%	8.92%	8.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$294,329,130
# of Portfolio Holdings	54
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$3,363,182

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	8.2%
Sweden	3.2%
Taiwan	3.5%
Finland	4.8%
Denmark	4.8%
Italy	6.5%
Netherlands	7.7%
France	10.3%
Japan	10.8%
Germany	12.1%
United Kingdom	28.1%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
ASML Holding NV	3.3%
Keyence Corp.	3.3%
L'Oreal SA	3.0%
Safran SA	2.9%
London Stock Exchange Group PLC	2.9%
Haleon PLC	2.9%
AstraZeneca PLC	2.8%
DSV AS	2.7%
Total	31.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSIQX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class L MSQLX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$199	1.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Underperformance was driven primarily by negative stock selection, reflecting weakness in industrials and, to a lesser extent, financials, communication services and consumer discretionary

↓ An underweight to financials and overweight to information technology detracted

↑ Benefiting from the broader strength of the banks industry, a Finland-based bank was the largest absolute contributor to performance

↑ Underweight to materials

↑ Positive performances from a France-based aerospace company, a France-based electrical components maker, a Finland-based elevator and escalator company, and a U.K.-based specialized technical products and services provider

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,597	$9,277
2/16	$9,186	$9,107
3/16	$9,731	$9,699
4/16	$9,906	$9,980
5/16	$9,993	$9,890
6/16	$9,751	$9,558
7/16	$10,058	$10,042
8/16	$10,004	$10,049
9/16	$9,970	$10,173
10/16	$9,620	$9,965
11/16	$9,385	$9,766
12/16	$9,718	$10,100
1/17	$9,967	$10,393
2/17	$10,210	$10,542
3/17	$10,513	$10,832
4/17	$10,809	$11,107
5/17	$11,422	$11,515
6/17	$11,287	$11,495
7/17	$11,430	$11,826
8/17	$11,498	$11,822
9/17	$11,640	$12,116
10/17	$11,762	$12,300
11/17	$11,952	$12,429
12/17	$12,056	$12,628
1/18	$12,492	$13,262
2/18	$11,695	$12,663
3/18	$11,851	$12,435
4/18	$12,035	$12,719
5/18	$11,879	$12,433
6/18	$11,804	$12,281
7/18	$11,917	$12,584
8/18	$11,733	$12,341
9/18	$11,822	$12,448
10/18	$10,846	$11,457
11/18	$10,894	$11,442
12/18	$10,309	$10,887
1/19	$10,860	$11,602
2/19	$11,202	$11,898
3/19	$11,442	$11,973
4/19	$11,706	$12,310
5/19	$11,023	$11,719
6/19	$11,706	$12,414
7/19	$11,396	$12,256
8/19	$11,295	$11,939
9/19	$11,481	$12,281
10/19	$11,815	$12,722
11/19	$11,963	$12,866
12/19	$12,317	$13,284
1/20	$12,062	$13,006
2/20	$11,196	$11,831
3/20	$9,777	$10,252
4/20	$10,644	$10,914
5/20	$11,051	$11,389
6/20	$11,544	$11,777
7/20	$11,756	$12,051
8/20	$12,139	$12,671
9/20	$11,926	$12,342
10/20	$11,187	$11,849
11/20	$12,827	$13,686
12/20	$13,597	$14,322
1/21	$13,230	$14,169
2/21	$13,273	$14,487
3/21	$13,657	$14,820
4/21	$14,161	$15,266
5/21	$14,802	$15,764
6/21	$14,512	$15,587
7/21	$14,341	$15,704
8/21	$14,418	$15,981
9/21	$13,760	$15,517
10/21	$14,153	$15,899
11/21	$13,392	$15,159
12/21	$14,052	$15,935
1/22	$13,807	$15,165
2/22	$13,403	$14,897
3/22	$13,101	$14,993
4/22	$12,377	$14,023
5/22	$12,461	$14,128
6/22	$11,558	$12,817
7/22	$12,019	$13,456
8/22	$11,181	$12,817
9/22	$10,146	$11,618
10/22	$10,683	$12,242
11/22	$12,141	$13,621
12/22	$11,964	$13,632
1/23	$13,119	$14,736
2/23	$12,727	$14,429
3/23	$13,250	$14,786
4/23	$13,682	$15,204
5/23	$13,129	$14,560
6/23	$13,652	$15,223
7/23	$13,832	$15,715
8/23	$13,220	$15,113
9/23	$12,537	$14,597
10/23	$12,105	$14,005
11/23	$13,200	$15,305
12/23	$13,855	$16,118
1/24	$13,636	$16,211
2/24	$13,949	$16,508
3/24	$14,167	$17,051
4/24	$13,980	$16,614
5/24	$14,553	$17,258
6/24	$14,345	$16,979
7/24	$14,740	$17,477
8/24	$15,199	$18,046
9/24	$15,532	$18,212
10/24	$14,542	$17,222
11/24	$14,345	$17,124
12/24	$14,121	$16,735
1/25	$14,846	$17,614
2/25	$15,107	$17,956
3/25	$14,947	$17,883
4/25	$15,484	$18,702
5/25	$16,223	$19,558
6/25	$16,600	$19,989
7/25	$16,223	$19,708
8/25	$16,571	$20,549
9/25	$16,788	$20,942
10/25	$16,948	$21,188
11/25	$16,846	$21,320
12/25	$17,068	$21,959

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	20.87%	4.65%	5.49%
MSCI EAFE Index	31.22%	8.92%	8.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$294,329,130
# of Portfolio Holdings	54
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$3,363,182

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	8.2%
Sweden	3.2%
Taiwan	3.5%
Finland	4.8%
Denmark	4.8%
Italy	6.5%
Netherlands	7.7%
France	10.3%
Japan	10.8%
Germany	12.1%
United Kingdom	28.1%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
ASML Holding NV	3.3%
Keyence Corp.	3.3%
L'Oreal SA	3.0%
Safran SA	2.9%
London Stock Exchange Group PLC	2.9%
Haleon PLC	2.9%
AstraZeneca PLC	2.8%
DSV AS	2.7%
Total	31.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSQLX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class R6 MIQPX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$101	0.91%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Underperformance was driven primarily by negative stock selection, reflecting weakness in industrials and, to a lesser extent, financials, communication services and consumer discretionary

↓ An underweight to financials and overweight to information technology detracted

↑ Benefiting from the broader strength of the banks industry, a Finland-based bank was the largest absolute contributor to performance

↑ Underweight to materials

↑ Positive performances from a France-based aerospace company, a France-based electrical components maker, a Finland-based elevator and escalator company, and a U.K.-based specialized technical products and services provider

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI EAFE Index
12/15	$5,000,000	$5,000,000
1/16	$4,801,325	$4,638,430
2/16	$4,602,649	$4,553,451
3/16	$4,874,172	$4,849,732
4/16	$4,966,887	$4,990,137
5/16	$5,016,556	$4,944,806
6/16	$4,897,351	$4,778,821
7/16	$5,055,021	$5,021,015
8/16	$5,031,818	$5,024,580
9/16	$5,018,559	$5,086,304
10/16	$4,846,191	$4,982,264
11/16	$4,733,489	$4,883,037
12/16	$4,902,318	$5,050,010
1/17	$5,032,913	$5,196,499
2/17	$5,156,810	$5,270,806
3/17	$5,314,193	$5,415,904
4/17	$5,468,228	$5,553,711
5/17	$5,786,343	$5,757,555
6/17	$5,719,371	$5,747,372
7/17	$5,797,259	$5,913,160
8/17	$5,834,334	$5,910,932
9/17	$5,915,226	$6,057,999
10/17	$5,979,266	$6,149,988
11/17	$6,077,010	$6,214,496
12/17	$6,138,541	$6,314,246
1/18	$6,363,997	$6,630,965
2/18	$5,960,910	$6,331,670
3/18	$6,046,309	$6,217,550
4/18	$6,145,373	$6,359,513
5/18	$6,070,221	$6,216,565
6/18	$6,036,062	$6,140,615
7/18	$6,099,770	$6,291,768
8/18	$6,007,401	$6,170,259
9/18	$6,058,717	$6,223,809
10/18	$5,559,240	$5,728,443
11/18	$5,590,030	$5,721,225
12/18	$5,293,726	$5,443,494
1/19	$5,576,267	$5,801,242
2/19	$5,760,704	$5,949,123
3/19	$5,886,278	$5,986,637
4/19	$6,023,624	$6,154,953
5/19	$5,678,296	$5,859,356
6/19	$6,035,397	$6,206,965
7/19	$5,878,430	$6,128,156
8/19	$5,831,339	$5,969,400
9/19	$5,933,368	$6,140,460
10/19	$6,106,032	$6,361,081
11/19	$6,188,440	$6,432,791
12/19	$6,374,838	$6,641,854
1/20	$6,249,417	$6,503,121
2/20	$5,808,281	$5,915,253
3/20	$5,073,056	$5,125,755
4/20	$5,531,491	$5,456,892
5/20	$5,743,409	$5,694,511
6/20	$6,002,900	$5,888,407
7/20	$6,119,671	$6,025,659
8/20	$6,322,939	$6,335,444
9/20	$6,214,818	$6,170,828
10/20	$5,834,231	$5,924,434
11/20	$6,694,877	$6,842,800
12/20	$7,101,030	$7,160,963
1/21	$6,916,815	$7,084,671
2/21	$6,938,745	$7,243,575
3/21	$7,144,890	$7,410,128
4/21	$7,416,826	$7,633,095
5/21	$7,758,939	$7,882,018
6/21	$7,609,812	$7,793,315
7/21	$7,526,477	$7,851,995
8/21	$7,574,724	$7,990,499
9/21	$7,232,611	$7,758,607
10/21	$7,443,142	$7,949,433
11/21	$7,048,397	$7,579,436
12/21	$7,401,808	$7,967,532
1/22	$7,280,147	$7,582,510
2/22	$7,070,892	$7,448,440
3/22	$6,920,033	$7,496,314
4/22	$6,540,453	$7,011,342
5/22	$6,589,117	$7,063,905
6/22	$6,117,076	$6,408,462
7/22	$6,360,396	$6,727,795
8/22	$5,927,286	$6,408,261
9/22	$5,382,248	$5,808,788
10/22	$5,669,366	$6,121,153
11/22	$6,447,992	$6,810,614
12/22	$6,355,256	$6,816,087
1/23	$6,978,732	$7,368,034
2/23	$6,774,399	$7,214,289
3/23	$7,057,321	$7,393,088
4/23	$7,293,089	$7,601,816
5/23	$6,999,689	$7,280,122
6/23	$7,287,850	$7,611,437
7/23	$7,387,396	$7,857,716
8/23	$7,067,800	$7,556,668
9/23	$6,711,528	$7,298,550
10/23	$6,480,999	$7,002,653
11/23	$7,073,039	$7,652,625
12/23	$7,433,220	$8,059,201
1/24	$7,323,667	$8,105,581
2/24	$7,493,475	$8,253,949
3/24	$7,613,984	$8,525,418
4/24	$7,515,386	$8,307,092
5/24	$7,833,091	$8,628,868
6/24	$7,729,015	$8,489,565
7/24	$7,948,123	$8,738,619
8/24	$8,200,096	$9,022,766
9/24	$8,386,338	$9,106,085
10/24	$7,855,002	$8,610,887
11/24	$7,750,926	$8,562,034
12/24	$7,641,975	$8,367,317
1/25	$8,038,961	$8,807,034
2/25	$8,184,013	$8,977,831
3/25	$8,107,670	$8,941,611
4/25	$8,397,775	$9,351,184
5/25	$8,810,029	$9,779,027
6/25	$9,016,156	$9,994,497
7/25	$8,825,298	$9,854,205
8/25	$9,016,156	$10,274,313
9/25	$9,145,940	$10,470,948
10/25	$9,237,552	$10,594,125
11/25	$9,184,112	$10,659,905
12/25	$9,309,593	$10,979,693

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	21.82%	5.57%	6.41%
MSCI EAFE Index	31.22%	8.92%	8.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$294,329,130
# of Portfolio Holdings	54
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$3,363,182

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	8.2%
Sweden	3.2%
Taiwan	3.5%
Finland	4.8%
Denmark	4.8%
Italy	6.5%
Netherlands	7.7%
France	10.3%
Japan	10.8%
Germany	12.1%
United Kingdom	28.1%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
ASML Holding NV	3.3%
Keyence Corp.	3.3%
L'Oreal SA	3.0%
Safran SA	2.9%
London Stock Exchange Group PLC	2.9%
Haleon PLC	2.9%
AstraZeneca PLC	2.8%
DSV AS	2.7%
Total	31.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MIQPX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class A MIOPX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.32%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in consumer discretionary, where a Chinese consumer services super-app (an integrated app platform combining multiple services) was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where an Indian online travel agency was the second-largest detractor

↑ No exposure to health care

↑ Stock selection in utilities, led by a position in a Brazilian sanitation company

↑ Allocation to consumer staples, driven by the world's leading beauty company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI All Country World ex USA Net Index
12/15	$9,474	$10,000
1/16	$8,985	$9,320
2/16	$8,573	$9,213
3/16	$9,138	$9,962
4/16	$9,233	$10,225
5/16	$9,321	$10,052
6/16	$9,245	$9,898
7/16	$9,810	$10,388
8/16	$9,753	$10,453
9/16	$9,968	$10,582
10/16	$9,797	$10,430
11/16	$9,480	$10,189
12/16	$9,379	$10,450
1/17	$9,880	$10,820
2/17	$10,273	$10,992
3/17	$10,907	$11,271
4/17	$11,433	$11,512
5/17	$12,099	$11,886
6/17	$12,181	$11,923
7/17	$13,084	$12,362
8/17	$13,364	$12,427
9/17	$13,599	$12,657
10/17	$13,808	$12,896
11/17	$13,707	$13,000
12/17	$14,350	$13,291
1/18	$15,369	$14,031
2/18	$14,892	$13,370
3/18	$15,002	$13,134
4/18	$15,131	$13,343
5/18	$15,937	$13,035
6/18	$15,556	$12,790
7/18	$15,263	$13,096
8/18	$15,108	$12,822
9/18	$14,817	$12,881
10/18	$13,040	$11,833
11/18	$13,215	$11,945
12/18	$12,576	$11,404
1/19	$13,836	$12,266
2/19	$14,560	$12,506
3/19	$15,381	$12,580
4/19	$15,736	$12,912
5/19	$14,812	$12,219
6/19	$15,704	$12,955
7/19	$15,491	$12,798
8/19	$15,290	$12,403
9/19	$15,174	$12,722
10/19	$15,820	$13,166
11/19	$16,473	$13,282
12/19	$16,951	$13,857
1/20	$16,376	$13,485
2/20	$15,859	$12,419
3/20	$14,399	$10,621
4/20	$16,111	$11,426
5/20	$17,371	$11,800
6/20	$19,284	$12,333
7/20	$20,835	$12,883
8/20	$22,360	$13,434
9/20	$22,425	$13,104
10/20	$22,419	$12,822
11/20	$24,545	$14,547
12/20	$26,284	$15,334
1/21	$26,725	$15,367
2/21	$28,098	$15,671
3/21	$26,297	$15,869
4/21	$27,379	$16,336
5/21	$27,250	$16,847
6/21	$27,684	$16,738
7/21	$26,349	$16,462
8/21	$27,198	$16,775
9/21	$25,209	$16,238
10/21	$26,641	$16,626
11/21	$25,474	$15,877
12/21	$24,838	$16,533
1/22	$21,412	$15,924
2/22	$19,571	$15,609
3/22	$18,279	$15,634
4/22	$15,688	$14,652
5/22	$15,145	$14,757
6/22	$13,542	$13,488
7/22	$14,966	$13,949
8/22	$14,151	$13,501
9/22	$12,475	$12,152
10/22	$12,767	$12,515
11/22	$14,675	$13,992
12/22	$13,919	$13,887
1/23	$15,878	$15,014
2/23	$15,160	$14,487
3/23	$16,255	$14,841
4/23	$16,197	$15,099
5/23	$16,052	$14,550
6/23	$16,806	$15,203
7/23	$17,336	$15,821
8/23	$16,306	$15,106
9/23	$15,174	$14,629
10/23	$14,355	$14,025
11/23	$16,052	$15,288
12/23	$16,806	$16,056
1/24	$16,516	$15,897
2/24	$17,822	$16,299
3/24	$18,112	$16,808
4/24	$17,597	$16,507
5/24	$18,257	$16,986
6/24	$18,221	$16,970
7/24	$18,257	$17,363
8/24	$19,345	$17,857
9/24	$20,564	$18,338
10/24	$20,252	$17,438
11/24	$20,643	$17,280
12/24	$19,983	$16,945
1/25	$21,100	$17,627
2/25	$21,187	$17,872
3/25	$20,419	$17,831
4/25	$21,238	$18,475
5/25	$22,515	$19,322
6/25	$23,327	$19,977
7/25	$21,956	$19,920
8/25	$22,732	$20,611
9/25	$23,197	$21,354
10/25	$23,342	$21,785
11/25	$22,471	$21,780
12/25	$22,442	$22,432

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	12.30%	(3.11)%	9.01%
Class A, with 5.25% maximum front end sales charge	6.40%	(4.15)%	8.42%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$739,073,398
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,714,661

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

China
14.1%
India
12.6%
France
12.2%
United States
8.1%
Japan
7.9%
Netherlands
6.1%
Denmark
6.0%
Korea, Republic of
5.8%
Taiwan
5.3%
Sweden
4.9%
Other
17.0%

Value	Value
Other	17.0%
Sweden	4.9%
Taiwan	5.3%
Korea, Republic of	5.8%
Denmark	6.0%
Netherlands	6.1%
Japan	7.9%
United States	8.1%
France	12.2%
India	12.6%
China	14.1%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
MercadoLibre, Inc.	5.2%
Spotify Technology SA	4.9%
NU Holdings Ltd.	4.6%
Schneider Electric SE	4.2%
Hermes International SCA	3.5%
Coupang, Inc.	3.5%
Trip.com Group Ltd.	3.4%
ASML Holding NV	3.3%
Total	43.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MIOPX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class C MSOCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	2.08%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in consumer discretionary, where a Chinese consumer services super-app (an integrated app platform combining multiple services) was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where an Indian online travel agency was the second-largest detractor

↑ No exposure to health care

↑ Stock selection in utilities, led by a position in a Brazilian sanitation company

↑ Allocation to consumer staples, driven by the world's leading beauty company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI All Country World ex USA Net Index
12/15	$10,000	$10,000
1/16	$9,474	$9,320
2/16	$9,037	$9,213
3/16	$9,624	$9,962
4/16	$9,720	$10,225
5/16	$9,802	$10,052
6/16	$9,713	$9,898
7/16	$10,307	$10,388
8/16	$10,239	$10,453
9/16	$10,464	$10,582
10/16	$10,273	$10,430
11/16	$9,939	$10,189
12/16	$9,829	$10,450
1/17	$10,342	$10,820
2/17	$10,745	$10,992
3/17	$11,400	$11,271
4/17	$11,940	$11,512
5/17	$12,630	$11,886
6/17	$12,712	$11,923
7/17	$13,643	$12,362
8/17	$13,924	$12,427
9/17	$14,163	$12,657
10/17	$14,368	$12,896
11/17	$14,259	$13,000
12/17	$14,918	$13,291
1/18	$15,968	$14,031
2/18	$15,467	$13,370
3/18	$15,571	$13,134
4/18	$15,690	$13,343
5/18	$16,517	$13,035
6/18	$16,114	$12,790
7/18	$15,798	$13,096
8/18	$15,631	$12,822
9/18	$15,324	$12,881
10/18	$13,471	$11,833
11/18	$13,645	$11,945
12/18	$12,978	$11,404
1/19	$14,274	$12,266
2/19	$15,012	$12,506
3/19	$15,848	$12,580
4/19	$16,210	$12,912
5/19	$15,249	$12,219
6/19	$16,155	$12,955
7/19	$15,925	$12,798
8/19	$15,702	$12,403
9/19	$15,583	$12,722
10/19	$16,231	$13,166
11/19	$16,893	$13,282
12/19	$17,374	$13,857
1/20	$16,775	$13,485
2/20	$16,238	$12,419
3/20	$14,726	$10,621
4/20	$16,475	$11,426
5/20	$17,750	$11,800
6/20	$19,686	$12,333
7/20	$21,261	$12,883
8/20	$22,800	$13,434
9/20	$22,856	$13,104
10/20	$22,835	$12,822
11/20	$24,988	$14,547
12/20	$26,744	$15,334
1/21	$27,170	$15,367
2/21	$28,553	$15,671
3/21	$26,709	$15,869
4/21	$27,785	$16,336
5/21	$27,638	$16,847
6/21	$28,064	$16,738
7/21	$26,695	$16,462
8/21	$27,541	$16,775
9/21	$25,515	$16,238
10/21	$26,940	$16,626
11/21	$25,746	$15,877
12/21	$25,094	$16,533
1/22	$21,617	$15,924
2/22	$19,757	$15,609
3/22	$18,441	$15,634
4/22	$15,816	$14,652
5/22	$15,265	$14,757
6/22	$13,634	$13,488
7/22	$15,058	$13,949
8/22	$14,228	$13,501
9/22	$12,533	$12,152
10/22	$12,819	$12,515
11/22	$14,729	$13,992
12/22	$13,963	$13,887
1/23	$15,919	$15,014
2/23	$15,185	$14,487
3/23	$16,274	$14,841
4/23	$16,211	$15,099
5/23	$16,053	$14,550
6/23	$16,795	$15,203
7/23	$17,315	$15,821
8/23	$16,282	$15,106
9/23	$15,138	$14,629
10/23	$14,310	$14,025
11/23	$15,990	$15,288
12/23	$16,732	$16,056
1/24	$16,443	$15,897
2/24	$17,743	$16,299
3/24	$18,031	$16,808
4/24	$17,519	$16,507
5/24	$18,176	$16,986
6/24	$18,140	$16,970
7/24	$18,176	$17,363
8/24	$19,259	$17,857
9/24	$20,472	$18,338
10/24	$20,162	$17,438
11/24	$20,552	$17,280
12/24	$19,894	$16,945
1/25	$21,007	$17,627
2/25	$21,093	$17,872
3/25	$20,328	$17,831
4/25	$21,144	$18,475
5/25	$22,415	$19,322
6/25	$23,223	$19,977
7/25	$21,859	$19,920
8/25	$22,631	$20,611
9/25	$23,093	$21,354
10/25	$23,238	$21,785
11/25	$22,371	$21,780
12/25	$22,342	$22,432

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	11.46%	(3.82)%	8.37%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	10.46%	(3.82)%	8.37%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$739,073,398
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,714,661

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Sweden	4.9%
Taiwan	5.3%
Korea, Republic of	5.8%
Denmark	6.0%
Netherlands	6.1%
Japan	7.9%
United States	8.1%
France	12.2%
India	12.6%
China	14.1%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
MercadoLibre, Inc.	5.2%
Spotify Technology SA	4.9%
NU Holdings Ltd.	4.6%
Schneider Electric SE	4.2%
Hermes International SCA	3.5%
Coupang, Inc.	3.5%
Trip.com Group Ltd.	3.4%
ASML Holding NV	3.3%
Total	43.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSOCX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class I MIOIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.00%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in consumer discretionary, where a Chinese consumer services super-app (an integrated app platform combining multiple services) was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where an Indian online travel agency was the second-largest detractor

↑ No exposure to health care

↑ Stock selection in utilities, led by a position in a Brazilian sanitation company

↑ Allocation to consumer staples, driven by the world's leading beauty company

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI All Country World ex USA Net Index
12/15	$1,000,000	$1,000,000
1/16	$948,769	$931,977
2/16	$905,522	$921,324
3/16	$965,403	$996,237
4/16	$976,048	$1,022,457
5/16	$985,363	$1,005,199
6/16	$977,379	$989,820
7/16	$1,037,436	$1,038,770
8/16	$1,032,113	$1,045,339
9/16	$1,055,404	$1,058,230
10/16	$1,037,436	$1,043,015
11/16	$1,004,164	$1,018,889
12/16	$993,517	$1,044,951
1/17	$1,046,753	$1,081,968
2/17	$1,088,676	$1,099,222
3/17	$1,156,552	$1,127,089
4/17	$1,211,784	$1,151,217
5/17	$1,282,987	$1,188,574
6/17	$1,292,304	$1,192,264
7/17	$1,387,706	$1,236,208
8/17	$1,417,700	$1,242,677
9/17	$1,443,028	$1,265,746
10/17	$1,465,690	$1,289,559
11/17	$1,455,692	$1,300,034
12/17	$1,523,891	$1,329,091
1/18	$1,632,838	$1,403,116
2/18	$1,582,763	$1,336,955
3/18	$1,594,943	$1,313,376
4/18	$1,608,477	$1,334,344
5/18	$1,694,416	$1,303,535
6/18	$1,654,491	$1,279,034
7/18	$1,623,732	$1,309,624
8/18	$1,607,461	$1,282,213
9/18	$1,577,630	$1,288,055
10/18	$1,388,477	$1,183,287
11/18	$1,407,460	$1,194,487
12/18	$1,340,470	$1,140,422
1/19	$1,474,720	$1,226,590
2/19	$1,552,016	$1,250,556
3/19	$1,640,160	$1,258,005
4/19	$1,678,808	$1,291,238
5/19	$1,581,171	$1,221,937
6/19	$1,676,095	$1,295,515
7/19	$1,653,720	$1,279,834
8/19	$1,632,701	$1,240,308
9/19	$1,621,175	$1,272,226
10/19	$1,690,334	$1,316,617
11/19	$1,760,849	$1,328,223
12/19	$1,812,380	$1,385,742
1/20	$1,751,357	$1,348,516
2/20	$1,696,436	$1,241,923
3/20	$1,540,489	$1,062,101
4/20	$1,724,236	$1,142,588
5/20	$1,859,164	$1,179,981
6/20	$2,064,608	$1,233,305
7/20	$2,230,726	$1,288,291
8/20	$2,394,809	$1,343,438
9/20	$2,402,268	$1,310,413
10/20	$2,402,268	$1,282,241
11/20	$2,630,765	$1,454,722
12/20	$2,818,018	$1,533,351
1/21	$2,865,596	$1,536,683
2/21	$3,013,090	$1,567,104
3/21	$2,820,736	$1,586,918
4/21	$2,937,644	$1,633,631
5/21	$2,924,730	$1,684,731
6/21	$2,971,629	$1,673,815
7/21	$2,828,893	$1,646,231
8/21	$2,921,331	$1,677,523
9/21	$2,707,907	$1,623,808
10/21	$2,862,198	$1,662,569
11/21	$2,737,814	$1,587,706
12/21	$2,670,341	$1,653,321
1/22	$2,302,857	$1,592,396
2/22	$2,105,568	$1,560,875
3/22	$1,967,327	$1,563,363
4/22	$1,688,067	$1,465,195
5/22	$1,631,103	$1,475,712
6/22	$1,458,128	$1,348,761
7/22	$1,611,652	$1,394,934
8/22	$1,524,818	$1,350,069
9/22	$1,344,201	$1,215,156
10/22	$1,376,157	$1,251,467
11/22	$1,582,476	$1,399,199
12/22	$1,501,921	$1,388,737
1/23	$1,713,556	$1,501,375
2/23	$1,636,184	$1,448,674
3/23	$1,754,517	$1,484,088
4/23	$1,749,207	$1,509,871
5/23	$1,734,037	$1,454,975
6/23	$1,815,201	$1,520,258
7/23	$1,872,851	$1,582,067
8/23	$1,762,861	$1,510,612
9/23	$1,639,977	$1,462,900
10/23	$1,552,744	$1,402,543
11/23	$1,736,312	$1,528,792
12/23	$1,818,994	$1,605,601
1/24	$1,787,893	$1,589,653
2/24	$1,930,500	$1,629,898
3/24	$1,962,359	$1,680,849
4/24	$1,906,985	$1,650,665
5/24	$1,978,288	$1,698,582
6/24	$1,975,254	$1,696,967
7/24	$1,979,806	$1,736,259
8/24	$2,098,139	$1,785,707
9/24	$2,231,643	$1,833,791
10/24	$2,197,508	$1,743,817
11/24	$2,240,745	$1,728,032
12/24	$2,170,395	$1,694,456
1/25	$2,291,184	$1,762,731
2/25	$2,301,059	$1,787,197
3/25	$2,219,014	$1,783,142
4/25	$2,308,656	$1,847,518
5/25	$2,447,677	$1,932,158
6/25	$2,537,319	$1,997,703
7/25	$2,388,422	$1,991,989
8/25	$2,473,506	$2,061,104
9/25	$2,525,164	$2,135,367
10/25	$2,541,117	$2,178,524
11/25	$2,446,917	$2,177,968
12/25	$2,444,638	$2,243,240

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	12.64%	(2.80)%	9.35%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$739,073,398
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,714,661

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Sweden	4.9%
Taiwan	5.3%
Korea, Republic of	5.8%
Denmark	6.0%
Netherlands	6.1%
Japan	7.9%
United States	8.1%
France	12.2%
India	12.6%
China	14.1%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
MercadoLibre, Inc.	5.2%
Spotify Technology SA	4.9%
NU Holdings Ltd.	4.6%
Schneider Electric SE	4.2%
Hermes International SCA	3.5%
Coupang, Inc.	3.5%
Trip.com Group Ltd.	3.4%
ASML Holding NV	3.3%
Total	43.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MIOIX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class IR MRNPX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$100	0.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in consumer discretionary, where a Chinese consumer services super-app (an integrated app platform combining multiple services) was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where an Indian online travel agency was the second-largest detractor

↑ No exposure to health care

↑ Stock selection in utilities, led by a position in a Brazilian sanitation company

↑ Allocation to consumer staples, driven by the world's leading beauty company

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class IR	MSCI All Country World ex USA Net Index
6/18	$5,000,000	$5,000,000
6/18	$4,822,625	$4,886,213
7/18	$4,735,013	$5,003,075
8/18	$4,687,623	$4,898,360
9/18	$4,598,768	$4,920,675
10/18	$4,047,863	$4,520,439
11/18	$4,105,126	$4,563,225
12/18	$3,908,042	$4,356,683
1/19	$4,301,018	$4,685,865
2/19	$4,528,115	$4,777,423
3/19	$4,784,834	$4,805,878
4/19	$4,897,395	$4,932,838
5/19	$4,611,055	$4,668,088
6/19	$4,889,496	$4,949,176
7/19	$4,824,329	$4,889,271
8/19	$4,763,111	$4,738,270
9/19	$4,729,540	$4,860,204
10/19	$4,932,940	$5,029,789
11/19	$5,138,315	$5,074,127
12/19	$5,288,396	$5,293,864
1/20	$5,110,668	$5,151,653
2/20	$4,952,688	$4,744,440
3/20	$4,496,519	$4,057,478
4/20	$5,033,653	$4,364,957
5/20	$5,428,604	$4,507,810
6/20	$6,026,955	$4,711,518
7/20	$6,514,720	$4,921,577
8/20	$6,994,585	$5,132,254
9/20	$7,016,308	$5,006,091
10/20	$7,016,308	$4,898,467
11/20	$7,683,775	$5,557,384
12/20	$8,231,120	$5,857,764
1/21	$8,371,671	$5,870,495
2/21	$8,803,220	$5,986,709
3/21	$8,241,018	$6,062,403
4/21	$8,583,486	$6,240,860
5/21	$8,545,874	$6,436,073
6/21	$8,684,445	$6,394,373
7/21	$8,268,732	$6,288,993
8/21	$8,537,956	$6,408,536
9/21	$7,916,366	$6,203,332
10/21	$8,367,711	$6,351,407
11/21	$8,005,447	$6,065,416
12/21	$7,808,958	$6,316,078
1/22	$6,734,720	$6,083,330
2/22	$6,158,152	$5,962,915
3/22	$5,753,543	$5,972,419
4/22	$4,938,255	$5,597,393
5/22	$4,770,343	$5,637,572
6/22	$4,266,604	$5,152,587
7/22	$4,715,720	$5,328,978
8/22	$4,460,817	$5,157,585
9/22	$3,932,802	$4,642,187
10/22	$4,027,885	$4,780,901
11/22	$4,630,752	$5,345,275
12/22	$4,396,173	$5,305,306
1/23	$5,016,627	$5,735,610
2/23	$4,789,201	$5,534,280
3/23	$5,135,860	$5,669,569
4/23	$5,120,404	$5,768,066
5/23	$5,076,244	$5,558,350
6/23	$5,314,710	$5,807,749
7/23	$5,482,520	$6,043,871
8/23	$5,160,148	$5,770,896
9/23	$4,802,449	$5,588,627
10/23	$4,544,110	$5,358,046
11/23	$5,082,868	$5,840,350
12/23	$5,323,542	$6,133,780
1/24	$5,233,013	$6,072,853
2/24	$5,648,121	$6,226,600
3/24	$5,743,066	$6,421,243
4/24	$5,581,881	$6,305,935
5/24	$5,791,643	$6,488,988
6/24	$5,782,811	$6,482,817
7/24	$5,796,059	$6,632,924
8/24	$6,142,718	$6,821,825
9/24	$6,533,538	$7,005,520
10/24	$6,436,385	$6,661,795
11/24	$6,562,243	$6,601,494
12/24	$6,354,800	$6,473,226
1/25	$6,711,041	$6,734,054
2/25	$6,739,805	$6,827,519
3/25	$6,498,624	$6,812,028
4/25	$6,761,932	$7,057,959
5/25	$7,169,064	$7,381,302
6/25	$7,432,372	$7,631,701
7/25	$6,998,688	$7,609,871
8/25	$7,246,508	$7,873,909
9/25	$7,396,969	$8,157,610
10/25	$7,445,648	$8,322,482
11/25	$7,169,064	$8,320,356
12/25	$7,164,639	$8,569,711

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	12.74%	(2.74)%	4.88%
MSCI All Country World ex USA Net Index	32.39%	7.91%	7.40%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$739,073,398
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,714,661

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Sweden	4.9%
Taiwan	5.3%
Korea, Republic of	5.8%
Denmark	6.0%
Netherlands	6.1%
Japan	7.9%
United States	8.1%
France	12.2%
India	12.6%
China	14.1%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
MercadoLibre, Inc.	5.2%
Spotify Technology SA	4.9%
NU Holdings Ltd.	4.6%
Schneider Electric SE	4.2%
Hermes International SCA	3.5%
Coupang, Inc.	3.5%
Trip.com Group Ltd.	3.4%
ASML Holding NV	3.3%
Total	43.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MRNPX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class L MIOLX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$195	1.85%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in consumer discretionary, where a Chinese consumer services super-app (an integrated app platform combining multiple services) was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where an Indian online travel agency was the second-largest detractor

↑ No exposure to health care

↑ Stock selection in utilities, led by a position in a Brazilian sanitation company

↑ Allocation to consumer staples, driven by the world's leading beauty company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	MSCI All Country World ex USA Net Index
12/15	$10,000	$10,000
1/16	$9,476	$9,320
2/16	$9,040	$9,213
3/16	$9,632	$9,962
4/16	$9,735	$10,225
5/16	$9,816	$10,052
6/16	$9,728	$9,898
7/16	$10,327	$10,388
8/16	$10,259	$10,453
9/16	$10,483	$10,582
10/16	$10,300	$10,430
11/16	$9,966	$10,189
12/16	$9,850	$10,450
1/17	$10,374	$10,820
2/17	$10,776	$10,992
3/17	$11,443	$11,271
4/17	$11,981	$11,512
5/17	$12,675	$11,886
6/17	$12,757	$11,923
7/17	$13,692	$12,362
8/17	$13,978	$12,427
9/17	$14,217	$12,657
10/17	$14,428	$12,896
11/17	$14,319	$13,000
12/17	$14,983	$13,291
1/18	$16,043	$14,031
2/18	$15,537	$13,370
3/18	$15,641	$13,134
4/18	$15,766	$13,343
5/18	$16,597	$13,035
6/18	$16,195	$12,790
7/18	$15,887	$13,096
8/18	$15,714	$12,822
9/18	$15,408	$12,881
10/18	$13,555	$11,833
11/18	$13,729	$11,945
12/18	$13,064	$11,404
1/19	$14,369	$12,266
2/19	$15,111	$12,506
3/19	$15,958	$12,580
4/19	$16,319	$12,912
5/19	$15,354	$12,219
6/19	$16,271	$12,955
7/19	$16,042	$12,798
8/19	$15,826	$12,403
9/19	$15,701	$12,722
10/19	$16,361	$13,166
11/19	$17,027	$13,282
12/19	$17,513	$13,857
1/20	$16,909	$13,485
2/20	$16,375	$12,419
3/20	$14,855	$10,621
4/20	$16,618	$11,426
5/20	$17,909	$11,800
6/20	$19,866	$12,333
7/20	$21,456	$12,883
8/20	$23,018	$13,434
9/20	$23,066	$13,104
10/20	$23,052	$12,822
11/20	$25,225	$14,547
12/20	$26,996	$15,334
1/21	$27,435	$15,367
2/21	$28,827	$15,671
3/21	$26,968	$15,869
4/21	$28,061	$16,336
5/21	$27,915	$16,847
6/21	$28,346	$16,738
7/21	$26,968	$16,462
8/21	$27,824	$16,775
9/21	$25,778	$16,238
10/21	$27,226	$16,626
11/21	$26,029	$15,877
12/21	$25,366	$16,533
1/22	$21,860	$15,924
2/22	$19,972	$15,609
3/22	$18,647	$15,634
4/22	$15,996	$14,652
5/22	$15,440	$14,757
6/22	$13,794	$13,488
7/22	$15,241	$13,949
8/22	$14,400	$13,501
9/22	$12,690	$12,152
10/22	$12,982	$12,515
11/22	$14,920	$13,992
12/22	$14,143	$13,887
1/23	$16,135	$15,014
2/23	$15,390	$14,487
3/23	$16,496	$14,841
4/23	$16,434	$15,099
5/23	$16,277	$14,550
6/23	$17,030	$15,203
7/23	$17,555	$15,821
8/23	$16,504	$15,106
9/23	$15,351	$14,629
10/23	$14,520	$14,025
11/23	$16,222	$15,288
12/23	$16,975	$16,056
1/24	$16,677	$15,897
2/24	$17,987	$16,299
3/24	$18,277	$16,808
4/24	$17,744	$16,507
5/24	$18,402	$16,986
6/24	$18,363	$16,970
7/24	$18,387	$17,363
8/24	$19,477	$17,857
9/24	$20,693	$18,338
10/24	$20,363	$17,438
11/24	$20,756	$17,280
12/24	$20,081	$16,945
1/25	$21,195	$17,627
2/25	$21,266	$17,872
3/25	$20,497	$17,831
4/25	$21,305	$18,475
5/25	$22,576	$19,322
6/25	$23,384	$19,977
7/25	$21,995	$19,920
8/25	$22,764	$20,611
9/25	$23,219	$21,354
10/25	$23,352	$21,785
11/25	$22,474	$21,780
12/25	$22,434	$22,432

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	11.72%	(3.63)%	8.42%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$739,073,398
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,714,661

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Sweden	4.9%
Taiwan	5.3%
Korea, Republic of	5.8%
Denmark	6.0%
Netherlands	6.1%
Japan	7.9%
United States	8.1%
France	12.2%
India	12.6%
China	14.1%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
MercadoLibre, Inc.	5.2%
Spotify Technology SA	4.9%
NU Holdings Ltd.	4.6%
Schneider Electric SE	4.2%
Hermes International SCA	3.5%
Coupang, Inc.	3.5%
Trip.com Group Ltd.	3.4%
ASML Holding NV	3.3%
Total	43.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MIOLX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class R6 MNOPX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↓ Stock selection in financials, where exposure in a leading global financial markets infrastructure and data provider was the main detractor

↓ Stock selection in consumer discretionary, where a Chinese consumer services super-app (an integrated app platform combining multiple services) was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where an Indian online travel agency was the second-largest detractor

↑ No exposure to health care

↑ Stock selection in utilities, led by a position in a Brazilian sanitation company

↑ Allocation to consumer staples, driven by the world's leading beauty company

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI All Country World ex USA Net Index
12/15	$5,000,000	$5,000,000
1/16	$4,740,691	$4,659,883
2/16	$4,524,601	$4,606,622
3/16	$4,827,128	$4,981,185
4/16	$4,876,995	$5,112,287
5/16	$4,923,537	$5,025,993
6/16	$4,886,968	$4,949,100
7/16	$5,187,709	$5,193,850
8/16	$5,161,105	$5,226,695
9/16	$5,274,171	$5,291,148
10/16	$5,187,709	$5,215,074
11/16	$5,021,436	$5,094,447
12/16	$4,968,229	$5,224,756
1/17	$5,234,265	$5,409,841
2/17	$5,443,769	$5,496,108
3/17	$5,782,965	$5,635,443
4/17	$6,058,978	$5,756,085
5/17	$6,414,802	$5,942,868
6/17	$6,461,358	$5,961,321
7/17	$6,941,438	$6,181,041
8/17	$7,091,325	$6,213,387
9/17	$7,217,896	$6,328,729
10/17	$7,331,144	$6,447,793
11/17	$7,277,851	$6,500,170
12/17	$7,621,993	$6,645,455
1/18	$8,166,421	$7,015,579
2/18	$7,916,187	$6,684,775
3/18	$7,977,055	$6,566,880
4/18	$8,044,686	$6,671,721
5/18	$8,474,141	$6,517,673
6/18	$8,274,630	$6,395,169
7/18	$8,120,911	$6,548,120
8/18	$8,039,601	$6,411,066
9/18	$7,890,531	$6,440,273
10/18	$6,945,294	$5,916,436
11/18	$7,040,156	$5,972,435
12/18	$6,705,389	$5,702,110
1/19	$7,376,267	$6,132,949
2/19	$7,765,918	$6,252,782
3/19	$8,206,394	$6,290,024
4/19	$8,399,525	$6,456,192
5/19	$7,911,614	$6,109,683
6/19	$8,385,972	$6,477,576
7/19	$8,274,159	$6,399,171
8/19	$8,169,123	$6,201,538
9/19	$8,111,522	$6,361,128
10/19	$8,460,514	$6,583,083
11/19	$8,812,894	$6,641,114
12/19	$9,070,403	$6,928,709
1/20	$8,765,458	$6,742,581
2/20	$8,494,397	$6,209,613
3/20	$7,711,706	$5,310,504
4/20	$8,633,316	$5,712,938
5/20	$9,310,970	$5,899,907
6/20	$10,337,616	$6,166,524
7/20	$11,171,131	$6,441,454
8/20	$11,994,481	$6,717,191
9/20	$12,031,752	$6,552,066
10/20	$12,031,752	$6,411,206
11/20	$13,180,376	$7,273,609
12/20	$14,116,118	$7,666,753
1/21	$14,357,274	$7,683,415
2/21	$15,097,725	$7,835,518
3/21	$14,136,498	$7,934,588
4/21	$14,720,706	$8,168,156
5/21	$14,656,172	$8,423,655
6/21	$14,893,931	$8,369,077
7/21	$14,180,653	$8,231,153
8/21	$14,642,586	$8,387,614
9/21	$13,579,461	$8,119,038
10/21	$14,353,878	$8,312,843
11/21	$13,728,910	$7,938,531
12/21	$13,391,703	$8,266,603
1/22	$11,551,992	$7,961,978
2/22	$10,562,714	$7,804,376
3/22	$9,868,484	$7,816,815
4/22	$8,469,610	$7,325,975
5/22	$8,184,975	$7,378,561
6/22	$7,317,187	$6,743,803
7/22	$8,091,254	$6,974,668
8/22	$7,653,889	$6,750,345
9/22	$6,747,919	$6,075,782
10/22	$6,907,592	$6,257,334
11/22	$7,945,466	$6,995,997
12/22	$7,539,500	$6,943,685
1/23	$8,604,123	$7,506,875
2/23	$8,213,887	$7,243,370
3/23	$8,808,712	$7,420,439
4/23	$8,785,980	$7,549,354
5/23	$8,710,206	$7,274,874
6/23	$9,115,596	$7,601,292
7/23	$9,407,326	$7,910,333
8/23	$8,854,176	$7,553,058
9/23	$8,236,619	$7,314,501
10/23	$7,797,131	$7,012,713
11/23	$8,717,784	$7,643,960
12/23	$9,130,751	$8,028,007
1/24	$8,975,415	$7,948,265
2/24	$9,691,478	$8,149,492
3/24	$9,854,392	$8,404,244
4/24	$9,574,028	$8,253,327
5/24	$9,937,743	$8,492,911
6/24	$9,922,588	$8,484,834
7/24	$9,945,320	$8,681,296
8/24	$10,540,145	$8,928,534
9/24	$11,210,744	$9,168,957
10/24	$11,040,253	$8,719,084
11/24	$11,259,997	$8,640,161
12/24	$10,904,059	$8,472,281
1/25	$11,511,527	$8,813,657
2/25	$11,564,681	$8,935,987
3/25	$11,150,843	$8,915,712
4/25	$11,602,647	$9,237,591
5/25	$12,301,236	$9,660,789
6/25	$12,749,244	$9,988,515
7/25	$12,005,095	$9,959,944
8/25	$12,430,323	$10,305,521
9/25	$12,692,294	$10,676,835
10/25	$12,772,024	$10,892,622
11/25	$12,301,236	$10,889,840
12/25	$12,289,846	$11,216,200

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	12.71%	(2.73)%	9.41%
MSCI All Country World ex USA Net Index	32.39%	7.91%	8.41%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$739,073,398
# of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,714,661

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	17.0%
Sweden	4.9%
Taiwan	5.3%
Korea, Republic of	5.8%
Denmark	6.0%
Netherlands	6.1%
Japan	7.9%
United States	8.1%
France	12.2%
India	12.6%
China	14.1%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
MercadoLibre, Inc.	5.2%
Spotify Technology SA	4.9%
NU Holdings Ltd.	4.6%
Schneider Electric SE	4.2%
Hermes International SCA	3.5%
Coupang, Inc.	3.5%
Trip.com Group Ltd.	3.4%
ASML Holding NV	3.3%
Total	43.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MNOPX -TSR-AR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class A MSDFX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.20%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Index:

↓ Negative stock selection, reflecting weakness in information technology, financials and industrials

↓ Two of the main drivers of relative underperformance were the portfolio’s zero-weight to banks and hardware, which each performed exceptionally well in the Index, and investor concerns around generative artificial intelligence (GenAI) that negatively impacted several portfolio holdings

↑ The two largest absolute contributors to performance were semiconductor names benefiting from GenAI-driven demand for advanced semiconductor chips and manufacturing capacity, ASML and Taiwan Semiconductor Manufacturing Company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI All Country World ex USA Index
7/22	$9,479	$10,000
7/22	$9,479	$10,000
8/22	$8,739	$9,678
9/22	$8,000	$8,711
10/22	$8,284	$8,972
11/22	$9,479	$10,031
12/22	$9,242	$9,956
1/23	$10,123	$10,763
2/23	$9,744	$10,385
3/23	$10,417	$10,639
4/23	$10,701	$10,824
5/23	$10,351	$10,430
6/23	$10,720	$10,898
7/23	$10,777	$11,342
8/23	$10,294	$10,829
9/23	$9,659	$10,487
10/23	$9,232	$10,055
11/23	$10,171	$10,960
12/23	$10,726	$11,510
1/24	$10,755	$11,396
2/24	$11,074	$11,684
3/24	$11,025	$12,050
4/24	$10,717	$11,833
5/24	$11,257	$12,177
6/24	$11,122	$12,165
7/24	$11,286	$12,447
8/24	$11,787	$12,801
9/24	$12,077	$13,146
10/24	$11,324	$12,501
11/24	$11,199	$12,388
12/24	$11,080	$12,147
1/25	$11,808	$12,637
2/25	$11,818	$12,812
3/25	$11,549	$12,783
4/25	$12,007	$13,244
5/25	$12,526	$13,851
6/25	$12,765	$14,321
7/25	$12,396	$14,280
8/25	$12,526	$14,776
9/25	$12,546	$15,308
10/25	$12,576	$15,617
11/25	$12,307	$15,613
12/25	$12,457	$16,081

Average Annual Total Returns (%)

AATR	1 Year	Since 7/29/22 (Inception)
Class A	12.43%	8.31%
Class A, with 5.25% maximum front end sales charge	6.49%	6.63%
MSCI All Country World ex USA Index	32.39%	14.88%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,134,078
# of Portfolio Holdings	32
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United Kingdom
29.1%
France
11.9%
Germany
11.2%
United States
10.0%
Netherlands
8.2%
Japan
6.2%
Taiwan
5.8%
Sweden
4.9%
Finland
3.4%
Denmark
3.2%
Other
6.1%

Value	Value
Other	6.1%
Denmark	3.2%
Finland	3.4%
Sweden	4.9%
Taiwan	5.8%
Japan	6.2%
Netherlands	8.2%
United States	10.0%
Germany	11.2%
France	11.9%
United Kingdom	29.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
SAP SE	5.4%
Safran SA	5.1%
ASML Holding NV	4.8%
RELX PLC	4.4%
Haleon PLC	4.1%
Halma PLC	3.8%
L'Oreal SA	3.8%
Keyence Corp.	3.6%
Experian PLC	3.6%
Total	44.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSDFX -TSR-AR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class C MSDEX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.95%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Index:

↓ Negative stock selection, reflecting weakness in information technology, financials and industrials

↓ Two of the main drivers of relative underperformance were the portfolio’s zero-weight to banks and hardware, which each performed exceptionally well in the Index, and investor concerns around generative artificial intelligence (GenAI) that negatively impacted several portfolio holdings

↑ The two largest absolute contributors to performance were semiconductor names benefiting from GenAI-driven demand for advanced semiconductor chips and manufacturing capacity, ASML and Taiwan Semiconductor Manufacturing Company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI All Country World ex USA Index
7/22	$10,000	$10,000
7/22	$10,000	$10,000
8/22	$9,220	$9,678
9/22	$8,430	$8,711
10/22	$8,720	$8,972
11/22	$9,970	$10,031
12/22	$9,710	$9,956
1/23	$10,640	$10,763
2/23	$10,230	$10,385
3/23	$10,930	$10,639
4/23	$11,230	$10,824
5/23	$10,850	$10,430
6/23	$11,230	$10,898
7/23	$11,280	$11,342
8/23	$10,770	$10,829
9/23	$10,100	$10,487
10/23	$9,640	$10,055
11/23	$10,630	$10,960
12/23	$11,199	$11,510
1/24	$11,219	$11,396
2/24	$11,543	$11,684
3/24	$11,483	$12,050
4/24	$11,158	$11,833
5/24	$11,716	$12,177
6/24	$11,564	$12,165
7/24	$11,726	$12,447
8/24	$12,243	$12,801
9/24	$12,537	$13,146
10/24	$11,746	$12,501
11/24	$11,614	$12,388
12/24	$11,481	$12,147
1/25	$12,222	$12,637
2/25	$12,233	$12,812
3/25	$11,951	$12,783
4/25	$12,410	$13,244
5/25	$12,933	$13,851
6/25	$13,173	$14,321
7/25	$12,797	$14,280
8/25	$12,912	$14,776
9/25	$12,922	$15,308
10/25	$12,943	$15,617
11/25	$12,661	$15,613
12/25	$12,814	$16,081

Average Annual Total Returns (%)

AATR	1 Year	Since 7/29/22 (Inception)
Class C	11.61%	7.51%
Class C, with 1% maximum contingent deferred sales charge	10.61%	7.51%
MSCI All Country World ex USA Index	32.39%	14.88%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,134,078
# of Portfolio Holdings	32
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	6.1%
Denmark	3.2%
Finland	3.4%
Sweden	4.9%
Taiwan	5.8%
Japan	6.2%
Netherlands	8.2%
United States	10.0%
Germany	11.2%
France	11.9%
United Kingdom	29.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
SAP SE	5.4%
Safran SA	5.1%
ASML Holding NV	4.8%
RELX PLC	4.4%
Haleon PLC	4.1%
Halma PLC	3.8%
L'Oreal SA	3.8%
Keyence Corp.	3.6%
Experian PLC	3.6%
Total	44.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSDEX -TSR-AR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class I MSDKX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.85%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Index:

↓ Negative stock selection, reflecting weakness in information technology, financials and industrials

↓ Two of the main drivers of relative underperformance were the portfolio’s zero-weight to banks and hardware, which each performed exceptionally well in the Index, and investor concerns around generative artificial intelligence (GenAI) that negatively impacted several portfolio holdings

↑ The two largest absolute contributors to performance were semiconductor names benefiting from GenAI-driven demand for advanced semiconductor chips and manufacturing capacity, ASML and Taiwan Semiconductor Manufacturing Company

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI All Country World ex USA Index
7/22	$1,000,000	$1,000,000
7/22	$1,000,000	$1,000,000
8/22	$923,000	$967,838
9/22	$845,000	$871,121
10/22	$875,000	$897,152
11/22	$1,001,000	$1,003,058
12/22	$976,000	$995,558
1/23	$1,070,000	$1,076,306
2/23	$1,030,000	$1,038,526
3/23	$1,102,000	$1,063,913
4/23	$1,132,000	$1,082,396
5/23	$1,095,000	$1,043,042
6/23	$1,134,000	$1,089,843
7/23	$1,141,000	$1,134,152
8/23	$1,090,000	$1,082,927
9/23	$1,024,000	$1,048,724
10/23	$978,000	$1,005,455
11/23	$1,078,000	$1,095,960
12/23	$1,137,475	$1,151,024
1/24	$1,140,538	$1,139,591
2/24	$1,175,255	$1,168,442
3/24	$1,170,149	$1,204,967
4/24	$1,137,475	$1,183,329
5/24	$1,195,676	$1,217,680
6/24	$1,181,381	$1,216,522
7/24	$1,198,739	$1,244,690
8/24	$1,252,856	$1,280,137
9/24	$1,284,509	$1,314,608
10/24	$1,204,866	$1,250,107
11/24	$1,191,592	$1,238,792
12/24	$1,179,010	$1,214,722
1/25	$1,257,329	$1,263,667
2/25	$1,258,387	$1,281,206
3/25	$1,230,870	$1,278,299
4/25	$1,278,496	$1,324,449
5/25	$1,334,589	$1,385,125
6/25	$1,361,048	$1,432,113
7/25	$1,321,889	$1,428,017
8/25	$1,335,647	$1,477,564
9/25	$1,338,822	$1,530,802
10/25	$1,341,998	$1,561,741
11/25	$1,313,422	$1,561,342
12/25	$1,329,748	$1,608,134

Average Annual Total Returns (%)

AATR	1 Year	Since 7/29/22 (Inception)
Class I	12.79%	8.68%
MSCI All Country World ex USA Index	32.39%	14.88%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,134,078
# of Portfolio Holdings	32
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	6.1%
Denmark	3.2%
Finland	3.4%
Sweden	4.9%
Taiwan	5.8%
Japan	6.2%
Netherlands	8.2%
United States	10.0%
Germany	11.2%
France	11.9%
United Kingdom	29.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
SAP SE	5.4%
Safran SA	5.1%
ASML Holding NV	4.8%
RELX PLC	4.4%
Haleon PLC	4.1%
Halma PLC	3.8%
L'Oreal SA	3.8%
Keyence Corp.	3.6%
Experian PLC	3.6%
Total	44.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSDKX -TSR-AR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class R6 MSCZX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Index:

↓ Negative stock selection, reflecting weakness in information technology, financials and industrials

↓ Two of the main drivers of relative underperformance were the portfolio’s zero-weight to banks and hardware, which each performed exceptionally well in the Index, and investor concerns around generative artificial intelligence (GenAI) that negatively impacted several portfolio holdings

↑ The two largest absolute contributors to performance were semiconductor names benefiting from GenAI-driven demand for advanced semiconductor chips and manufacturing capacity, ASML and Taiwan Semiconductor Manufacturing Company

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI All Country World ex USA Index
7/22	$5,000,000	$5,000,000
7/22	$5,000,000	$5,000,000
8/22	$4,615,000	$4,839,188
9/22	$4,225,000	$4,355,607
10/22	$4,375,000	$4,485,758
11/22	$5,005,000	$5,015,291
12/22	$4,880,000	$4,977,789
1/23	$5,350,000	$5,381,528
2/23	$5,150,000	$5,192,628
3/23	$5,510,000	$5,319,564
4/23	$5,660,000	$5,411,981
5/23	$5,475,000	$5,215,212
6/23	$5,675,000	$5,449,215
7/23	$5,705,000	$5,670,760
8/23	$5,455,000	$5,414,636
9/23	$5,120,000	$5,243,620
10/23	$4,895,000	$5,027,274
11/23	$5,395,000	$5,479,802
12/23	$5,690,028	$5,755,118
1/24	$5,705,351	$5,697,953
2/24	$5,879,014	$5,842,208
3/24	$5,853,476	$6,024,835
4/24	$5,690,028	$5,916,645
5/24	$5,981,169	$6,088,398
6/24	$5,914,769	$6,082,608
7/24	$6,001,600	$6,223,448
8/24	$6,267,203	$6,400,687
9/24	$6,430,651	$6,573,042
10/24	$6,032,247	$6,250,537
11/24	$5,965,846	$6,193,959
12/24	$5,905,943	$6,073,609
1/25	$6,292,610	$6,318,335
2/25	$6,303,203	$6,406,031
3/25	$6,160,189	$6,391,496
4/25	$6,403,843	$6,622,245
5/25	$6,679,277	$6,925,626
6/25	$6,811,697	$7,160,567
7/25	$6,621,012	$7,140,085
8/25	$6,689,870	$7,387,822
9/25	$6,700,464	$7,654,010
10/25	$6,721,651	$7,808,703
11/25	$6,578,637	$7,806,709
12/25	$6,663,784	$8,040,670

Average Annual Total Returns (%)

AATR	1 Year	Since 7/29/22 (Inception)
Class R6	12.83%	8.75%
MSCI All Country World ex USA Index	32.39%	14.88%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,134,078
# of Portfolio Holdings	32
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	6.1%
Denmark	3.2%
Finland	3.4%
Sweden	4.9%
Taiwan	5.8%
Japan	6.2%
Netherlands	8.2%
United States	10.0%
Germany	11.2%
France	11.9%
United Kingdom	29.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
SAP SE	5.4%
Safran SA	5.1%
ASML Holding NV	4.8%
RELX PLC	4.4%
Haleon PLC	4.1%
Halma PLC	3.8%
L'Oreal SA	3.8%
Keyence Corp.	3.6%
Experian PLC	3.6%
Total	44.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSCZX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class A MSIBX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.22%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in industrials, led by Korean and German defense companies, and in financials through positions in several European banks

↑ A Korean manufacturer with a significant DRAM (dynamic random access memory) business was among the top security contributors

↑ The overweight allocation to metals & mining, led by the allocations to Australia-based and Canadian-based gold mining companies as well as a silver mining company

↑ The zero allocation to Saudi Arabia and other Gulf Cooperation Council markets

↓ The underweight allocation to a Korean memory chip maker

↓ The overweight to and stock selection in pharmaceuticals

↓The overweight to and stock selection in select e-commerce companies in Asia and Latin America

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	MSCI All Country World ex USA Index	Active International Allocation Blend Index
12/15	$9,476	$10,000	$9,277
1/16	$8,929	$9,320	$9,277
2/16	$8,594	$9,213	$9,107
3/16	$9,141	$9,962	$9,699
4/16	$9,278	$10,225	$9,980
5/16	$9,255	$10,052	$9,890
6/16	$8,989	$9,898	$9,558
7/16	$9,392	$10,388	$10,042
8/16	$9,377	$10,453	$10,049
9/16	$9,483	$10,582	$10,173
10/16	$9,255	$10,430	$9,965
11/16	$9,058	$10,189	$9,766
12/16	$9,377	$10,450	$10,100
1/17	$9,609	$10,820	$10,458
2/17	$9,725	$10,992	$10,625
3/17	$9,996	$11,271	$10,894
4/17	$10,275	$11,512	$11,127
5/17	$10,647	$11,886	$11,488
6/17	$10,671	$11,923	$11,524
7/17	$11,037	$12,362	$11,949
8/17	$11,107	$12,427	$12,011
9/17	$11,293	$12,657	$12,234
10/17	$11,487	$12,896	$12,464
11/17	$11,487	$13,000	$12,566
12/17	$11,654	$13,291	$12,846
1/18	$12,387	$14,031	$13,562
2/18	$11,717	$13,370	$12,922
3/18	$11,607	$13,134	$12,694
4/18	$11,591	$13,343	$12,897
5/18	$11,284	$13,035	$12,599
6/18	$11,071	$12,790	$12,363
7/18	$11,385	$13,096	$12,658
8/18	$11,195	$12,822	$12,393
9/18	$11,108	$12,881	$12,450
10/18	$10,160	$11,833	$11,437
11/18	$10,318	$11,945	$11,545
12/18	$9,862	$11,404	$11,023
1/19	$10,460	$12,266	$11,856
2/19	$10,659	$12,506	$12,087
3/19	$10,843	$12,580	$12,159
4/19	$11,034	$12,912	$12,481
5/19	$10,588	$12,219	$11,811
6/19	$11,298	$12,955	$12,522
7/19	$11,122	$12,798	$12,370
8/19	$10,763	$12,403	$11,988
9/19	$10,899	$12,722	$12,297
10/19	$11,234	$13,166	$12,726
11/19	$11,441	$13,282	$12,838
12/19	$12,031	$13,857	$13,394
1/20	$11,564	$13,485	$13,034
2/20	$10,807	$12,419	$12,004
3/20	$9,414	$10,621	$10,266
4/20	$10,122	$11,426	$11,044
5/20	$10,758	$11,800	$11,405
6/20	$11,499	$12,333	$11,921
7/20	$12,482	$12,883	$12,452
8/20	$12,933	$13,434	$12,985
9/20	$12,820	$13,104	$12,666
10/20	$12,731	$12,822	$12,394
11/20	$14,511	$14,547	$14,061
12/20	$15,652	$15,334	$14,821
1/21	$15,499	$15,367	$14,853
2/21	$15,862	$15,671	$15,147
3/21	$15,741	$15,869	$15,338
4/21	$16,523	$16,336	$15,790
5/21	$17,046	$16,847	$16,284
6/21	$16,821	$16,738	$16,178
7/21	$16,676	$16,462	$15,912
8/21	$17,030	$16,775	$16,214
9/21	$16,249	$16,238	$15,695
10/21	$16,861	$16,626	$16,070
11/21	$15,789	$15,877	$15,346
12/21	$15,970	$16,533	$15,980
1/22	$15,124	$15,924	$15,391
2/22	$14,801	$15,609	$15,087
3/22	$15,010	$15,634	$15,111
4/22	$13,781	$14,652	$14,162
5/22	$13,990	$14,757	$14,264
6/22	$12,498	$13,488	$13,037
7/22	$12,568	$13,949	$13,483
8/22	$12,132	$13,501	$13,049
9/22	$11,024	$12,152	$11,745
10/22	$11,469	$12,515	$12,096
11/22	$13,048	$13,992	$13,524
12/22	$12,493	$13,887	$13,423
1/23	$13,890	$15,014	$14,512
2/23	$13,103	$14,487	$14,002
3/23	$13,890	$14,841	$14,345
4/23	$13,934	$15,099	$14,594
5/23	$13,254	$14,550	$14,063
6/23	$13,864	$15,203	$14,694
7/23	$14,385	$15,821	$15,292
8/23	$13,422	$15,106	$14,601
9/23	$13,033	$14,629	$14,140
10/23	$12,502	$14,025	$13,556
11/23	$13,227	$15,288	$14,777
12/23	$14,012	$16,056	$15,519
1/24	$13,574	$15,897	$15,365
2/24	$13,920	$16,299	$15,754
3/24	$14,796	$16,808	$16,246
4/24	$14,686	$16,507	$15,955
5/24	$15,361	$16,986	$16,418
6/24	$15,215	$16,970	$16,402
7/24	$15,224	$17,363	$16,782
8/24	$15,707	$17,857	$17,260
9/24	$15,953	$18,338	$17,725
10/24	$15,416	$17,438	$16,855
11/24	$15,388	$17,280	$16,702
12/24	$14,977	$16,945	$16,378
1/25	$15,710	$17,627	$17,038
2/25	$16,170	$17,872	$17,274
3/25	$16,508	$17,831	$17,235
4/25	$17,071	$18,475	$17,857
5/25	$17,944	$19,322	$18,675
6/25	$18,480	$19,977	$19,309
7/25	$18,358	$19,920	$19,254
8/25	$19,005	$20,611	$19,922
9/25	$20,001	$21,354	$20,639
10/25	$20,085	$21,785	$21,057
11/25	$20,010	$21,780	$21,051
12/25	$20,670	$22,432	$21,682

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class A	38.01%	5.72%	8.11%
Class A, with 5.25% maximum front end sales charge	30.80%	4.58%	7.53%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
Active International Allocation Blend Index	32.39%	7.91%	8.05%
Footnote	Description
Footnote[1]	The Active International Allocation Blend Index is a performance linked benchmark of the old and new benchmark of the Fund, the old benchmark represented by MSCI EAFE Index (index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada) from the Fund’s inception to December 31, 2016 and the new benchmark represented by MSCI All Country World ex USA Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$170,851,561
# of Portfolio Holdings	74
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$719,072

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Japan
9.7%
Germany
8.8%
France
8.4%
Korea, Republic of
8.2%
India
7.5%
United States
7.4%
United Kingdom
7.3%
Canada
6.9%
Taiwan
5.0%
China
3.7%
Other
27.1%

Value	Value
Other	27.1%
China	3.7%
Taiwan	5.0%
Canada	6.9%
United Kingdom	7.3%
United States	7.4%
India	7.5%
Korea, Republic of	8.2%
France	8.4%
Germany	8.8%
Japan	9.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.9%
CaixaBank SA	3.0%
AIB Group PLC	2.9%
Hanwha Aerospace Co. Ltd.	2.6%
Mizuho Financial Group, Inc.	2.5%
AstraZeneca PLC	2.4%
Sony Group Corp.	2.2%
Rheinmetall AG	2.2%
Airbus SE	2.2%
Total	29.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSIBX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class C MSAAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	1.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in industrials, led by Korean and German defense companies, and in financials through positions in several European banks

↑ A Korean manufacturer with a significant DRAM (dynamic random access memory) business was among the top security contributors

↑ The overweight allocation to metals & mining, led by the allocations to Australia-based and Canadian-based gold mining companies as well as a silver mining company

↑ The zero allocation to Saudi Arabia and other Gulf Cooperation Council markets

↓ The underweight allocation to a Korean memory chip maker

↓ The overweight to and stock selection in pharmaceuticals

↓The overweight to and stock selection in select e-commerce companies in Asia and Latin America

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI All Country World ex USA Index	Active International Allocation Blend Index
12/15	$10,000	$10,000	$9,277
1/16	$9,418	$9,320	$9,277
2/16	$9,055	$9,213	$9,107
3/16	$9,628	$9,962	$9,699
4/16	$9,774	$10,225	$9,980
5/16	$9,733	$10,052	$9,890
6/16	$9,459	$9,898	$9,558
7/16	$9,871	$10,388	$10,042
8/16	$9,855	$10,453	$10,049
9/16	$9,952	$10,582	$10,173
10/16	$9,709	$10,430	$9,965
11/16	$9,491	$10,189	$9,766
12/16	$9,806	$10,450	$10,100
1/17	$10,048	$10,820	$10,458
2/17	$10,170	$10,992	$10,625
3/17	$10,444	$11,271	$10,894
4/17	$10,727	$11,512	$11,127
5/17	$11,115	$11,886	$11,488
6/17	$11,123	$11,923	$11,524
7/17	$11,505	$12,362	$11,949
8/17	$11,569	$12,427	$12,011
9/17	$11,747	$12,657	$12,234
10/17	$11,941	$12,896	$12,464
11/17	$11,933	$13,000	$12,566
12/17	$12,103	$13,291	$12,846
1/18	$12,857	$14,031	$13,562
2/18	$12,160	$13,370	$12,922
3/18	$12,029	$13,134	$12,694
4/18	$12,013	$13,343	$12,897
5/18	$11,685	$13,035	$12,599
6/18	$11,455	$12,790	$12,363
7/18	$11,765	$13,096	$12,658
8/18	$11,568	$12,822	$12,393
9/18	$11,469	$12,881	$12,450
10/18	$10,484	$11,833	$11,437
11/18	$10,640	$11,945	$11,545
12/18	$10,162	$11,404	$11,023
1/19	$10,771	$12,266	$11,856
2/19	$10,969	$12,506	$12,087
3/19	$11,150	$12,580	$12,159
4/19	$11,347	$12,912	$12,481
5/19	$10,878	$12,219	$11,811
6/19	$11,603	$12,955	$12,522
7/19	$11,413	$12,798	$12,370
8/19	$11,034	$12,403	$11,988
9/19	$11,166	$12,722	$12,297
10/19	$11,504	$13,166	$12,726
11/19	$11,710	$13,282	$12,838
12/19	$12,298	$13,857	$13,394
1/20	$11,811	$13,485	$13,034
2/20	$11,035	$12,419	$12,004
3/20	$9,606	$10,621	$10,266
4/20	$10,324	$11,426	$11,044
5/20	$10,960	$11,800	$11,405
6/20	$11,712	$12,333	$11,921
7/20	$12,711	$12,883	$12,452
8/20	$13,157	$13,434	$12,985
9/20	$13,033	$13,104	$12,666
10/20	$12,934	$12,822	$12,394
11/20	$14,727	$14,547	$14,061
12/20	$15,881	$15,334	$14,821
1/21	$15,716	$15,367	$14,853
2/21	$16,071	$15,671	$15,147
3/21	$15,939	$15,869	$15,338
4/21	$16,716	$16,336	$15,790
5/21	$17,236	$16,847	$16,284
6/21	$16,996	$16,738	$16,178
7/21	$16,839	$16,462	$15,912
8/21	$17,186	$16,775	$16,214
9/21	$16,377	$16,238	$15,695
10/21	$16,988	$16,626	$16,070
11/21	$15,898	$15,877	$15,346
12/21	$16,076	$16,533	$15,980
1/22	$15,205	$15,924	$15,391
2/22	$14,876	$15,609	$15,087
3/22	$15,071	$15,634	$15,111
4/22	$13,835	$14,652	$14,162
5/22	$14,031	$14,757	$14,264
6/22	$12,528	$13,488	$13,037
7/22	$12,590	$13,949	$13,483
8/22	$12,146	$13,501	$13,049
9/22	$11,026	$12,152	$11,745
10/22	$11,461	$12,515	$12,096
11/22	$13,035	$13,992	$13,524
12/22	$12,470	$13,887	$13,423
1/23	$13,853	$15,014	$14,512
2/23	$13,063	$14,487	$14,002
3/23	$13,844	$14,841	$14,345
4/23	$13,880	$15,099	$14,594
5/23	$13,188	$14,550	$14,063
6/23	$13,790	$15,203	$14,694
7/23	$14,293	$15,821	$15,292
8/23	$13,323	$15,106	$14,601
9/23	$12,928	$14,629	$14,140
10/23	$12,398	$14,025	$13,556
11/23	$13,108	$15,288	$14,777
12/23	$13,875	$16,056	$15,519
1/24	$13,442	$15,897	$15,365
2/24	$13,785	$16,299	$15,754
3/24	$14,652	$16,808	$16,246
4/24	$14,543	$16,507	$15,955
5/24	$15,211	$16,986	$16,418
6/24	$15,067	$16,970	$16,402
7/24	$15,076	$17,363	$16,782
8/24	$15,554	$17,857	$17,260
9/24	$15,798	$18,338	$17,725
10/24	$15,265	$17,438	$16,855
11/24	$15,238	$17,280	$16,702
12/24	$14,831	$16,945	$16,378
1/25	$15,557	$17,627	$17,038
2/25	$16,012	$17,872	$17,274
3/25	$16,347	$17,831	$17,235
4/25	$16,905	$18,475	$17,857
5/25	$17,770	$19,322	$18,675
6/25	$18,300	$19,977	$19,309
7/25	$18,179	$19,920	$19,254
8/25	$18,820	$20,611	$19,922
9/25	$19,806	$21,354	$20,639
10/25	$19,890	$21,785	$21,057
11/25	$19,815	$21,780	$21,051
12/25	$20,469	$22,432	$21,682

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	37.02%	4.88%	7.43%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	36.02%	4.88%	7.43%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
Active International Allocation Blend Index	32.39%	7.91%	8.05%
Footnote	Description
Footnote[1]	The Active International Allocation Blend Index is a performance linked benchmark of the old and new benchmark of the Fund, the old benchmark represented by MSCI EAFE Index (index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada) from the Fund’s inception to December 31, 2016 and the new benchmark represented by MSCI All Country World ex USA Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$170,851,561
# of Portfolio Holdings	74
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$719,072

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	27.1%
China	3.7%
Taiwan	5.0%
Canada	6.9%
United Kingdom	7.3%
United States	7.4%
India	7.5%
Korea, Republic of	8.2%
France	8.4%
Germany	8.8%
Japan	9.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.9%
CaixaBank SA	3.0%
AIB Group PLC	2.9%
Hanwha Aerospace Co. Ltd.	2.6%
Mizuho Financial Group, Inc.	2.5%
AstraZeneca PLC	2.4%
Sony Group Corp.	2.2%
Rheinmetall AG	2.2%
Airbus SE	2.2%
Total	29.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSAAX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class I MSACX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.89%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in industrials, led by Korean and German defense companies, and in financials through positions in several European banks

↑ A Korean manufacturer with a significant DRAM (dynamic random access memory) business was among the top security contributors

↑ The overweight allocation to metals & mining, led by the allocations to Australia-based and Canadian-based gold mining companies as well as a silver mining company

↑ The zero allocation to Saudi Arabia and other Gulf Cooperation Council markets

↓ The underweight allocation to a Korean memory chip maker

↓ The overweight to and stock selection in pharmaceuticals

↓The overweight to and stock selection in select e-commerce companies in Asia and Latin America

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI All Country World ex USA Index	Active International Allocation Blend Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$942,623	$931,977	$927,686
2/16	$907,377	$921,324	$910,690
3/16	$965,574	$996,237	$969,946
4/16	$981,148	$1,022,457	$998,027
5/16	$977,869	$1,005,199	$988,961
6/16	$950,820	$989,820	$955,764
7/16	$992,623	$1,038,770	$1,004,203
8/16	$992,623	$1,045,339	$1,004,916
9/16	$1,003,279	$1,058,230	$1,017,261
10/16	$980,328	$1,043,015	$996,453
11/16	$959,836	$1,018,889	$976,607
12/16	$993,266	$1,044,951	$1,010,002
1/17	$1,018,454	$1,081,968	$1,045,781
2/17	$1,031,048	$1,099,222	$1,062,457
3/17	$1,059,595	$1,127,089	$1,089,392
4/17	$1,089,822	$1,151,217	$1,112,714
5/17	$1,130,123	$1,188,574	$1,148,821
6/17	$1,131,802	$1,192,264	$1,152,388
7/17	$1,171,485	$1,236,208	$1,194,862
8/17	$1,179,895	$1,242,677	$1,201,115
9/17	$1,199,237	$1,265,746	$1,223,412
10/17	$1,220,262	$1,289,559	$1,246,428
11/17	$1,220,262	$1,300,034	$1,256,553
12/17	$1,239,243	$1,329,091	$1,284,638
1/18	$1,317,231	$1,403,116	$1,356,187
2/18	$1,246,956	$1,336,955	$1,292,239
3/18	$1,234,958	$1,313,376	$1,269,449
4/18	$1,234,101	$1,334,344	$1,289,716
5/18	$1,201,534	$1,303,535	$1,259,937
6/18	$1,179,252	$1,279,034	$1,236,255
7/18	$1,212,515	$1,309,624	$1,265,823
8/18	$1,192,751	$1,282,213	$1,239,329
9/18	$1,183,298	$1,288,055	$1,244,975
10/18	$1,082,756	$1,183,287	$1,143,711
11/18	$1,099,943	$1,194,487	$1,154,536
12/18	$1,051,578	$1,140,422	$1,102,280
1/19	$1,116,049	$1,226,590	$1,185,565
2/19	$1,137,830	$1,250,556	$1,208,730
3/19	$1,156,997	$1,258,005	$1,215,930
4/19	$1,178,778	$1,291,238	$1,248,052
5/19	$1,130,860	$1,221,937	$1,181,068
6/19	$1,206,657	$1,295,515	$1,252,186
7/19	$1,189,233	$1,279,834	$1,237,029
8/19	$1,150,899	$1,240,308	$1,198,824
9/19	$1,164,838	$1,272,226	$1,229,675
10/19	$1,201,430	$1,316,617	$1,272,581
11/19	$1,224,082	$1,328,223	$1,283,799
12/19	$1,287,188	$1,385,742	$1,339,395
1/20	$1,236,900	$1,348,516	$1,303,414
2/20	$1,156,617	$1,241,923	$1,200,386
3/20	$1,008,400	$1,062,101	$1,026,578
4/20	$1,084,273	$1,142,588	$1,104,373
5/20	$1,152,205	$1,179,981	$1,140,516
6/20	$1,232,489	$1,233,305	$1,192,056
7/20	$1,338,358	$1,288,291	$1,245,203
8/20	$1,385,999	$1,343,438	$1,298,506
9/20	$1,374,530	$1,310,413	$1,266,585
10/20	$1,365,707	$1,282,241	$1,239,356
11/20	$1,556,271	$1,454,722	$1,406,067
12/20	$1,679,572	$1,533,351	$1,482,066
1/21	$1,663,686	$1,536,683	$1,485,287
2/21	$1,703,402	$1,567,104	$1,514,691
3/21	$1,691,046	$1,586,918	$1,533,842
4/21	$1,774,892	$1,633,631	$1,578,993
5/21	$1,831,378	$1,684,731	$1,628,384
6/21	$1,807,548	$1,673,815	$1,617,833
7/21	$1,792,544	$1,646,231	$1,591,171
8/21	$1,831,378	$1,677,523	$1,621,417
9/21	$1,747,532	$1,623,808	$1,569,498
10/21	$1,813,726	$1,662,569	$1,606,963
11/21	$1,698,989	$1,587,706	$1,534,604
12/21	$1,718,722	$1,653,321	$1,598,024
1/22	$1,628,465	$1,592,396	$1,539,137
2/22	$1,593,899	$1,560,875	$1,508,671
3/22	$1,616,943	$1,563,363	$1,511,075
4/22	$1,484,438	$1,465,195	$1,416,190
5/22	$1,507,483	$1,475,712	$1,426,356
6/22	$1,347,133	$1,348,761	$1,303,650
7/22	$1,354,814	$1,394,934	$1,348,279
8/22	$1,308,725	$1,350,069	$1,304,915
9/22	$1,188,703	$1,215,156	$1,174,515
10/22	$1,237,672	$1,251,467	$1,209,611
11/22	$1,408,584	$1,399,199	$1,352,402
12/22	$1,348,059	$1,388,737	$1,342,290
1/23	$1,499,471	$1,501,375	$1,451,160
2/23	$1,414,485	$1,448,674	$1,400,222
3/23	$1,500,448	$1,484,088	$1,434,451
4/23	$1,506,309	$1,509,871	$1,459,372
5/23	$1,432,068	$1,454,975	$1,406,312
6/23	$1,498,494	$1,520,258	$1,469,412
7/23	$1,555,152	$1,582,067	$1,529,153
8/23	$1,451,605	$1,510,612	$1,460,088
9/23	$1,409,600	$1,462,900	$1,413,972
10/23	$1,352,943	$1,402,543	$1,355,633
11/23	$1,432,068	$1,528,792	$1,477,660
12/23	$1,516,863	$1,605,601	$1,551,901
1/24	$1,470,346	$1,589,653	$1,536,486
2/24	$1,507,762	$1,629,898	$1,575,385
3/24	$1,602,819	$1,680,849	$1,624,632
4/24	$1,591,695	$1,650,665	$1,595,458
5/24	$1,665,516	$1,698,582	$1,641,772
6/24	$1,650,347	$1,696,967	$1,640,210
7/24	$1,651,358	$1,736,259	$1,678,189
8/24	$1,703,943	$1,785,707	$1,725,982
9/24	$1,730,235	$1,833,791	$1,772,459
10/24	$1,672,594	$1,743,817	$1,685,494
11/24	$1,670,572	$1,728,032	$1,670,237
12/24	$1,625,851	$1,694,456	$1,637,784
1/25	$1,706,359	$1,762,731	$1,703,776
2/25	$1,756,547	$1,787,197	$1,727,423
3/25	$1,794,187	$1,783,142	$1,723,504
4/25	$1,855,875	$1,847,518	$1,785,727
5/25	$1,951,021	$1,932,158	$1,867,535
6/25	$2,009,573	$1,997,703	$1,930,888
7/25	$1,997,026	$1,991,989	$1,925,365
8/25	$2,068,124	$2,061,104	$1,992,169
9/25	$2,176,863	$2,135,367	$2,063,948
10/25	$2,187,319	$2,178,524	$2,105,662
11/25	$2,178,954	$2,177,968	$2,105,124
12/25	$2,252,310	$2,243,240	$2,168,213

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class I	38.53%	6.04%	8.46%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
Active International Allocation Blend Index	32.39%	7.91%	8.05%
Footnote	Description
Footnote[1]	The Active International Allocation Blend Index is a performance linked benchmark of the old and new benchmark of the Fund, the old benchmark represented by MSCI EAFE Index (index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada) from the Fund’s inception to December 31, 2016 and the new benchmark represented by MSCI All Country World ex USA Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$170,851,561
# of Portfolio Holdings	74
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$719,072

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	27.1%
China	3.7%
Taiwan	5.0%
Canada	6.9%
United Kingdom	7.3%
United States	7.4%
India	7.5%
Korea, Republic of	8.2%
France	8.4%
Germany	8.8%
Japan	9.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.9%
CaixaBank SA	3.0%
AIB Group PLC	2.9%
Hanwha Aerospace Co. Ltd.	2.6%
Mizuho Financial Group, Inc.	2.5%
AstraZeneca PLC	2.4%
Sony Group Corp.	2.2%
Rheinmetall AG	2.2%
Airbus SE	2.2%
Total	29.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSACX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class IR MAIHX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$100	0.84%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in industrials, led by Korean and German defense companies, and in financials through positions in several European banks

↑ A Korean manufacturer with a significant DRAM (dynamic random access memory) business was among the top security contributors

↑ The overweight allocation to metals & mining, led by the allocations to Australia-based and Canadian-based gold mining companies as well as a silver mining company

↑ The zero allocation to Saudi Arabia and other Gulf Cooperation Council markets

↓ The underweight allocation to a Korean memory chip maker

↓ The overweight to and stock selection in pharmaceuticals

↓The overweight to and stock selection in select e-commerce companies in Asia and Latin America

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class IR	MSCI All Country World ex USA Index
10/19	$5,000,000	$5,000,000
11/19	$5,094,271	$5,044,076
12/19	$5,357,332	$5,262,511
1/20	$5,148,032	$5,121,142
2/20	$4,817,560	$4,716,341
3/20	$4,197,005	$4,033,448
4/20	$4,512,790	$4,339,105
5/20	$4,795,528	$4,481,112
6/20	$5,129,673	$4,683,614
7/20	$5,570,303	$4,892,429
8/20	$5,772,259	$5,101,858
9/20	$5,720,852	$4,976,442
10/20	$5,684,133	$4,869,456
11/20	$6,480,940	$5,524,470
12/20	$6,994,123	$5,823,072
1/21	$6,928,002	$5,835,727
2/21	$7,093,305	$5,951,253
3/21	$7,041,877	$6,026,498
4/21	$7,390,849	$6,203,899
5/21	$7,629,619	$6,397,956
6/21	$7,530,437	$6,356,502
7/21	$7,467,990	$6,251,746
8/21	$7,625,945	$6,370,582
9/21	$7,276,974	$6,166,592
10/21	$7,556,151	$6,313,791
11/21	$7,078,611	$6,029,493
12/21	$7,161,032	$6,278,671
1/22	$6,781,190	$6,047,302
2/22	$6,637,250	$5,927,600
3/22	$6,737,208	$5,937,047
4/22	$6,185,437	$5,564,243
5/22	$6,281,397	$5,604,183
6/22	$5,613,674	$5,122,070
7/22	$5,645,660	$5,297,417
8/22	$5,453,740	$5,127,039
9/22	$4,953,947	$4,614,694
10/22	$5,157,863	$4,752,587
11/22	$5,869,568	$5,313,618
12/22	$5,621,002	$5,273,886
1/23	$6,247,819	$5,701,640
2/23	$5,897,778	$5,501,503
3/23	$6,255,959	$5,635,991
4/23	$6,276,311	$5,733,905
5/23	$5,971,043	$5,525,431
6/23	$6,247,819	$5,773,353
7/23	$6,483,893	$6,008,076
8/23	$6,052,447	$5,736,718
9/23	$5,877,427	$5,555,528
10/23	$5,641,353	$5,326,313
11/23	$5,971,043	$5,805,760
12/23	$6,323,274	$6,097,452
1/24	$6,129,360	$6,036,887
2/24	$6,289,550	$6,189,723
3/24	$6,685,808	$6,383,213
4/24	$6,639,437	$6,268,588
5/24	$6,947,170	$6,450,557
6/24	$6,883,937	$6,444,423
7/24	$6,888,153	$6,593,640
8/24	$7,107,360	$6,781,423
9/24	$7,216,963	$6,964,030
10/24	$6,976,679	$6,622,341
11/24	$6,972,463	$6,562,397
12/24	$6,781,422	$6,434,888
1/25	$7,117,222	$6,694,171
2/25	$7,330,914	$6,787,084
3/25	$7,487,911	$6,771,684
4/25	$7,745,213	$7,016,159
5/25	$8,142,068	$7,337,587
6/25	$8,386,286	$7,586,503
7/25	$8,333,954	$7,564,802
8/25	$8,630,504	$7,827,276
9/25	$9,084,053	$8,109,297
10/25	$9,127,663	$8,273,192
11/25	$9,092,775	$8,271,079
12/25	$9,398,395	$8,518,957

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 10/31/19 (Inception)
Class IR	38.59%	6.09%	10.78%
MSCI All Country World ex USA Index	32.39%	7.91%	9.02%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$170,851,561
# of Portfolio Holdings	74
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$719,072

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	27.1%
China	3.7%
Taiwan	5.0%
Canada	6.9%
United Kingdom	7.3%
United States	7.4%
India	7.5%
Korea, Republic of	8.2%
France	8.4%
Germany	8.8%
Japan	9.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.9%
CaixaBank SA	3.0%
AIB Group PLC	2.9%
Hanwha Aerospace Co. Ltd.	2.6%
Mizuho Financial Group, Inc.	2.5%
AstraZeneca PLC	2.4%
Sony Group Corp.	2.2%
Rheinmetall AG	2.2%
Airbus SE	2.2%
Total	29.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MAIHX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class L MSLLX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$207	1.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in industrials, led by Korean and German defense companies, and in financials through positions in several European banks

↑ A Korean manufacturer with a significant DRAM (dynamic random access memory) business was among the top security contributors

↑ The overweight allocation to metals & mining, led by the allocations to Australia-based and Canadian-based gold mining companies as well as a silver mining company

↑ The zero allocation to Saudi Arabia and other Gulf Cooperation Council markets

↓ The underweight allocation to a Korean memory chip maker

↓ The overweight to and stock selection in pharmaceuticals

↓The overweight to and stock selection in select e-commerce companies in Asia and Latin America

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	MSCI All Country World ex USA Index	Active International Allocation Blend Index
12/15	$10,000	$10,000	$9,277
1/16	$9,420	$9,320	$9,277
2/16	$9,065	$9,213	$9,107
3/16	$9,637	$9,962	$9,699
4/16	$9,782	$10,225	$9,980
5/16	$9,750	$10,052	$9,890
6/16	$9,468	$9,898	$9,558
7/16	$9,879	$10,388	$10,042
8/16	$9,871	$10,453	$10,049
9/16	$9,976	$10,582	$10,173
10/16	$9,734	$10,430	$9,965
11/16	$9,517	$10,189	$9,766
12/16	$9,832	$10,450	$10,100
1/17	$10,077	$10,820	$10,458
2/17	$10,200	$10,992	$10,625
3/17	$10,478	$11,271	$10,894
4/17	$10,763	$11,512	$11,127
5/17	$11,155	$11,886	$11,488
6/17	$11,163	$11,923	$11,524
7/17	$11,549	$12,362	$11,949
8/17	$11,615	$12,427	$12,011
9/17	$11,803	$12,657	$12,234
10/17	$11,999	$12,896	$12,464
11/17	$11,991	$13,000	$12,566
12/17	$12,172	$13,291	$12,846
1/18	$12,924	$14,031	$13,562
2/18	$12,222	$13,370	$12,922
3/18	$12,106	$13,134	$12,694
4/18	$12,081	$13,343	$12,897
5/18	$11,759	$13,035	$12,599
6/18	$11,527	$12,790	$12,363
7/18	$11,848	$13,096	$12,658
8/18	$11,649	$12,822	$12,393
9/18	$11,550	$12,881	$12,450
10/18	$10,564	$11,833	$11,437
11/18	$10,721	$11,945	$11,545
12/18	$10,240	$11,404	$11,023
1/19	$10,863	$12,266	$11,856
2/19	$11,071	$12,506	$12,087
3/19	$11,246	$12,580	$12,159
4/19	$11,445	$12,912	$12,481
5/19	$10,980	$12,219	$11,811
6/19	$11,711	$12,955	$12,522
7/19	$11,528	$12,798	$12,370
8/19	$11,146	$12,403	$11,988
9/19	$11,279	$12,722	$12,297
10/19	$11,620	$13,166	$12,726
11/19	$11,828	$13,282	$12,838
12/19	$12,435	$13,857	$13,394
1/20	$11,943	$13,485	$13,034
2/20	$11,158	$12,419	$12,004
3/20	$9,714	$10,621	$10,266
4/20	$10,440	$11,426	$11,044
5/20	$11,091	$11,800	$11,405
6/20	$11,851	$12,333	$11,921
7/20	$12,861	$12,883	$12,452
8/20	$13,320	$13,434	$12,985
9/20	$13,194	$13,104	$12,666
10/20	$13,094	$12,822	$12,394
11/20	$14,922	$14,547	$14,061
12/20	$16,088	$15,334	$14,821
1/21	$15,921	$15,367	$14,853
2/21	$16,289	$15,671	$15,147
3/21	$16,163	$15,869	$15,338
4/21	$16,948	$16,336	$15,790
5/21	$17,483	$16,847	$16,284
6/21	$17,240	$16,738	$16,178
7/21	$17,090	$16,462	$15,912
8/21	$17,441	$16,775	$16,214
9/21	$16,631	$16,238	$15,695
10/21	$17,249	$16,626	$16,070
11/21	$16,147	$15,877	$15,346
12/21	$16,326	$16,533	$15,980
1/22	$15,454	$15,924	$15,391
2/22	$15,112	$15,609	$15,087
3/22	$15,328	$15,634	$15,111
4/22	$14,060	$14,652	$14,162
5/22	$14,267	$14,757	$14,264
6/22	$12,748	$13,488	$13,037
7/22	$12,802	$13,949	$13,483
8/22	$12,361	$13,501	$13,049
9/22	$11,220	$12,152	$11,745
10/22	$11,669	$12,515	$12,096
11/22	$13,269	$13,992	$13,524
12/22	$12,698	$13,887	$13,423
1/23	$14,114	$15,014	$14,512
2/23	$13,306	$14,487	$14,002
3/23	$14,105	$14,841	$14,345
4/23	$14,141	$15,099	$14,594
5/23	$13,443	$14,550	$14,063
6/23	$14,060	$15,203	$14,694
7/23	$14,577	$15,821	$15,292
8/23	$13,597	$15,106	$14,601
9/23	$13,188	$14,629	$14,140
10/23	$12,653	$14,025	$13,556
11/23	$13,379	$15,288	$14,777
12/23	$14,160	$16,056	$15,519
1/24	$13,713	$15,897	$15,365
2/24	$14,058	$16,299	$15,754
3/24	$14,933	$16,808	$16,246
4/24	$14,821	$16,507	$15,955
5/24	$15,492	$16,986	$16,418
6/24	$15,343	$16,970	$16,402
7/24	$15,343	$17,363	$16,782
8/24	$15,817	$17,857	$17,260
9/24	$16,059	$18,338	$17,725
10/24	$15,510	$17,438	$16,855
11/24	$15,482	$17,280	$16,702
12/24	$15,048	$16,945	$16,378
1/25	$15,782	$17,627	$17,038
2/25	$16,240	$17,872	$17,274
3/25	$16,574	$17,831	$17,235
4/25	$17,137	$18,475	$17,857
5/25	$18,004	$19,322	$18,675
6/25	$18,529	$19,977	$19,309
7/25	$18,405	$19,920	$19,254
8/25	$19,044	$20,611	$19,922
9/25	$20,026	$21,354	$20,639
10/25	$20,112	$21,785	$21,057
11/25	$20,016	$21,780	$21,051
12/25	$20,674	$22,432	$21,682

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class L	37.39%	5.14%	7.53%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
Active International Allocation Blend Index	32.39%	7.91%	8.05%
Footnote	Description
Footnote[1]	The Active International Allocation Blend Index is a performance linked benchmark of the old and new benchmark of the Fund, the old benchmark represented by MSCI EAFE Index (index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada) from the Fund’s inception to December 31, 2016 and the new benchmark represented by MSCI All Country World ex USA Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$170,851,561
# of Portfolio Holdings	74
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$719,072

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	27.1%
China	3.7%
Taiwan	5.0%
Canada	6.9%
United Kingdom	7.3%
United States	7.4%
India	7.5%
Korea, Republic of	8.2%
France	8.4%
Germany	8.8%
Japan	9.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.9%
CaixaBank SA	3.0%
AIB Group PLC	2.9%
Hanwha Aerospace Co. Ltd.	2.6%
Mizuho Financial Group, Inc.	2.5%
AstraZeneca PLC	2.4%
Sony Group Corp.	2.2%
Rheinmetall AG	2.2%
Airbus SE	2.2%
Total	29.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSLLX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class R6 MAIJX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.84%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in industrials, led by Korean and German defense companies, and in financials through positions in several European banks

↑ A Korean manufacturer with a significant DRAM (dynamic random access memory) business was among the top security contributors

↑ The overweight allocation to metals & mining, led by the allocations to Australia-based and Canadian-based gold mining companies as well as a silver mining company

↑ The zero allocation to Saudi Arabia and other Gulf Cooperation Council markets

↓ The underweight allocation to a Korean memory chip maker

↓ The overweight to and stock selection in pharmaceuticals

↓The overweight to and stock selection in select e-commerce companies in Asia and Latin America

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI All Country World ex USA Index
10/19	$5,000,000	$5,000,000
11/19	$5,094,271	$5,044,076
12/19	$5,357,332	$5,262,511
1/20	$5,148,032	$5,121,142
2/20	$4,817,560	$4,716,341
3/20	$4,197,005	$4,033,448
4/20	$4,512,790	$4,339,105
5/20	$4,795,528	$4,481,112
6/20	$5,129,673	$4,683,614
7/20	$5,570,303	$4,892,429
8/20	$5,772,259	$5,101,858
9/20	$5,724,524	$4,976,442
10/20	$5,684,133	$4,869,456
11/20	$6,480,940	$5,524,470
12/20	$6,994,123	$5,823,072
1/21	$6,928,002	$5,835,727
2/21	$7,093,305	$5,951,253
3/21	$7,041,877	$6,026,498
4/21	$7,390,849	$6,203,899
5/21	$7,629,619	$6,397,956
6/21	$7,530,437	$6,356,502
7/21	$7,467,990	$6,251,746
8/21	$7,629,619	$6,370,582
9/21	$7,276,974	$6,166,592
10/21	$7,556,151	$6,313,791
11/21	$7,078,611	$6,029,493
12/21	$7,161,032	$6,278,671
1/22	$6,785,188	$6,047,302
2/22	$6,641,248	$5,927,600
3/22	$6,737,208	$5,937,047
4/22	$6,185,437	$5,564,243
5/22	$6,281,397	$5,604,183
6/22	$5,613,674	$5,122,070
7/22	$5,649,659	$5,297,417
8/22	$5,457,738	$5,127,039
9/22	$4,957,945	$4,614,694
10/22	$5,161,861	$4,752,587
11/22	$5,873,566	$5,313,618
12/22	$5,625,000	$5,273,886
1/23	$6,255,879	$5,701,640
2/23	$5,901,773	$5,501,503
3/23	$6,259,949	$5,635,991
4/23	$6,280,300	$5,733,905
5/23	$5,975,036	$5,525,431
6/23	$6,251,809	$5,773,353
7/23	$6,487,880	$6,008,076
8/23	$6,056,440	$5,736,718
9/23	$5,881,422	$5,555,528
10/23	$5,645,351	$5,326,313
11/23	$5,975,036	$5,805,760
12/23	$6,331,474	$6,097,452
1/24	$6,133,352	$6,036,887
2/24	$6,293,535	$6,189,723
3/24	$6,689,779	$6,383,213
4/24	$6,643,410	$6,268,588
5/24	$6,951,132	$6,450,557
6/24	$6,887,901	$6,444,423
7/24	$6,892,117	$6,593,640
8/24	$7,111,316	$6,781,423
9/24	$7,225,130	$6,964,030
10/24	$6,984,855	$6,622,341
11/24	$6,976,424	$6,562,397
12/24	$6,789,613	$6,434,888
1/25	$7,125,387	$6,694,171
2/25	$7,334,701	$6,787,084
3/25	$7,491,686	$6,771,684
4/25	$7,748,968	$7,016,159
5/25	$8,150,152	$7,337,587
6/25	$8,394,352	$7,586,503
7/25	$8,342,023	$7,564,802
8/25	$8,638,551	$7,827,276
9/25	$9,096,425	$8,109,297
10/25	$9,135,671	$8,273,192
11/25	$9,100,785	$8,271,079
12/25	$9,406,346	$8,518,957

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 10/31/19 (Inception)
Class R6	38.54%	6.11%	10.79%
MSCI All Country World ex USA Index	32.39%	7.91%	9.02%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$170,851,561
# of Portfolio Holdings	74
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$719,072

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	27.1%
China	3.7%
Taiwan	5.0%
Canada	6.9%
United Kingdom	7.3%
United States	7.4%
India	7.5%
Korea, Republic of	8.2%
France	8.4%
Germany	8.8%
Japan	9.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.9%
CaixaBank SA	3.0%
AIB Group PLC	2.9%
Hanwha Aerospace Co. Ltd.	2.6%
Mizuho Financial Group, Inc.	2.5%
AstraZeneca PLC	2.4%
Sony Group Corp.	2.2%
Rheinmetall AG	2.2%
Airbus SE	2.2%
Total	29.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MAIJX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio

Class A MSHNX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.19%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in materials, where a precious metals company was the sector’s top contributor

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in communication services

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	S&P 500® Index
3/20	$9,479	$10,000
4/20	$10,863	$11,282
5/20	$11,659	$11,819
6/20	$11,905	$12,054
7/20	$12,607	$12,734
8/20	$13,365	$13,649
9/20	$13,052	$13,131
10/20	$12,806	$12,782
11/20	$14,057	$14,181
12/20	$14,697	$14,726
1/21	$14,114	$14,577
2/21	$14,476	$14,979
3/21	$14,727	$15,635
4/21	$15,602	$16,470
5/21	$15,290	$16,585
6/21	$15,924	$16,972
7/21	$16,628	$17,375
8/21	$16,950	$17,903
9/21	$16,095	$17,071
10/21	$17,242	$18,267
11/21	$16,709	$18,140
12/21	$17,108	$18,953
1/22	$15,267	$17,972
2/22	$15,040	$17,434
3/22	$15,303	$18,081
4/22	$13,689	$16,505
5/22	$13,522	$16,535
6/22	$12,924	$15,170
7/22	$14,323	$16,569
8/22	$13,498	$15,893
9/22	$12,458	$14,429
10/22	$13,474	$15,598
11/22	$14,514	$16,469
12/22	$13,545	$15,520
1/23	$15,087	$16,496
2/23	$14,708	$16,093
3/23	$15,564	$16,684
4/23	$15,381	$16,944
5/23	$15,845	$17,018
6/23	$16,531	$18,143
7/23	$16,983	$18,725
8/23	$16,408	$18,427
9/23	$15,234	$17,549
10/23	$14,377	$17,180
11/23	$15,845	$18,749
12/23	$17,082	$19,600
1/24	$16,960	$19,930
2/24	$18,764	$20,994
3/24	$19,333	$21,669
4/24	$17,706	$20,784
5/24	$18,045	$21,815
6/24	$17,896	$22,598
7/24	$18,723	$22,873
8/24	$18,845	$23,428
9/24	$18,953	$23,928
10/24	$18,574	$23,711
11/24	$20,011	$25,103
12/24	$19,370	$24,504
1/25	$20,616	$25,187
2/25	$20,616	$24,858
3/25	$19,677	$23,457
4/25	$19,739	$23,298
5/25	$21,508	$24,765
6/25	$23,170	$26,024
7/25	$23,108	$26,608
8/25	$23,462	$27,148
9/25	$23,385	$28,139
10/25	$23,385	$28,797
11/25	$22,677	$28,868
12/25	$22,804	$28,886

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 3/31/20 (Inception)
Class A	17.73%	9.18%	16.48%
Class A, with 5.25% maximum front end sales charge	11.53%	8.01%	15.41%
S&P 500® Index	17.88%	14.42%	20.25%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,555,560
# of Portfolio Holdings	67
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
19.7%
Consumer Discretionary
18.0%
Information Technology
16.7%
Health Care
12.2%
Financials
11.7%
Materials
8.4%
Real Estate
6.3%
Consumer Staples
4.1%
Short-Term Investments
1.3%
Energy
1.0%
Communication Services
0.6%

Value	Value
Communication Services	0.6%
Energy	1.0%
Short-Term Investments	1.3%
Consumer Staples	4.1%
Real Estate	6.3%
Materials	8.4%
Financials	11.7%
Health Care	12.2%
Information Technology	16.7%
Consumer Discretionary	18.0%
Industrials	19.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.0%
Royalty Pharma PLC	6.3%
Royal Gold, Inc.	6.1%
QXO, Inc.	6.1%
Core & Main, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	4.8%
Medline, Inc.	3.7%
Union Pacific Corp.	3.7%
Landbridge Co. LLC	3.3%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSHNX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio

Class C MSHOX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in materials, where a precious metals company was the sector’s top contributor

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in communication services

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index
3/20	$10,000	$10,000
4/20	$11,460	$11,282
5/20	$12,280	$11,819
6/20	$12,540	$12,054
7/20	$13,260	$12,734
8/20	$14,060	$13,649
9/20	$13,720	$13,131
10/20	$13,450	$12,782
11/20	$14,750	$14,181
12/20	$15,415	$14,726
1/21	$14,789	$14,577
2/21	$15,149	$14,979
3/21	$15,394	$15,635
4/21	$16,307	$16,470
5/21	$15,978	$16,585
6/21	$16,625	$16,972
7/21	$17,347	$17,375
8/21	$17,676	$17,903
9/21	$16,774	$17,071
10/21	$17,952	$18,267
11/21	$17,389	$18,140
12/21	$17,807	$18,953
1/22	$15,871	$17,972
2/22	$15,632	$17,434
3/22	$15,883	$18,081
4/22	$14,211	$16,505
5/22	$14,022	$16,535
6/22	$13,393	$15,170
7/22	$14,839	$16,569
8/22	$13,959	$15,893
9/22	$12,890	$14,429
10/22	$13,921	$15,598
11/22	$15,003	$16,469
12/22	$13,984	$15,520
1/23	$15,567	$16,496
2/23	$15,168	$16,093
3/23	$16,044	$16,684
4/23	$15,838	$16,944
5/23	$16,301	$17,018
6/23	$17,010	$18,143
7/23	$17,460	$18,725
8/23	$16,855	$18,427
9/23	$15,632	$17,549
10/23	$14,743	$17,180
11/23	$16,250	$18,749
12/23	$17,500	$19,600
1/24	$17,357	$19,930
2/24	$19,203	$20,994
3/24	$19,761	$21,669
4/24	$18,087	$20,784
5/24	$18,430	$21,815
6/24	$18,273	$22,598
7/24	$19,088	$22,873
8/24	$19,203	$23,428
9/24	$19,317	$23,928
10/24	$18,917	$23,711
11/24	$20,362	$25,103
12/24	$19,701	$24,504
1/25	$20,959	$25,187
2/25	$20,927	$24,858
3/25	$19,975	$23,457
4/25	$20,023	$23,298
5/25	$21,798	$24,765
6/25	$23,476	$26,024
7/25	$23,396	$26,608
8/25	$23,734	$27,148
9/25	$23,654	$28,139
10/25	$23,638	$28,797
11/25	$22,895	$28,868
12/25	$23,005	$28,886

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 3/31/20 (Inception)
Class C	16.77%	8.34%	15.58%
Class C, with 1% maximum contingent deferred sales charge	15.77%	8.34%	15.58%
S&P 500® Index	17.88%	14.42%	20.25%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,555,560
# of Portfolio Holdings	67
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.6%
Energy	1.0%
Short-Term Investments	1.3%
Consumer Staples	4.1%
Real Estate	6.3%
Materials	8.4%
Financials	11.7%
Health Care	12.2%
Information Technology	16.7%
Consumer Discretionary	18.0%
Industrials	19.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.0%
Royalty Pharma PLC	6.3%
Royal Gold, Inc.	6.1%
QXO, Inc.	6.1%
Core & Main, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	4.8%
Medline, Inc.	3.7%
Union Pacific Corp.	3.7%
Landbridge Co. LLC	3.3%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSHOX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio

Class I MSHMX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.84%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in materials, where a precious metals company was the sector’s top contributor

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in communication services

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index
3/20	$1,000,000	$1,000,000
4/20	$1,147,000	$1,128,194
5/20	$1,231,000	$1,181,927
6/20	$1,257,000	$1,205,433
7/20	$1,331,000	$1,273,401
8/20	$1,412,000	$1,364,934
9/20	$1,380,000	$1,313,071
10/20	$1,354,000	$1,278,151
11/20	$1,486,000	$1,418,063
12/20	$1,554,582	$1,472,585
1/21	$1,494,097	$1,457,718
2/21	$1,532,298	$1,497,914
3/21	$1,558,827	$1,563,517
4/21	$1,652,208	$1,646,960
5/21	$1,620,374	$1,658,463
6/21	$1,687,226	$1,697,179
7/21	$1,762,568	$1,737,495
8/21	$1,796,524	$1,790,325
9/21	$1,707,388	$1,707,057
10/21	$1,828,359	$1,826,657
11/21	$1,773,179	$1,814,000
12/21	$1,816,566	$1,895,296
1/22	$1,620,044	$1,797,221
2/22	$1,597,369	$1,743,409
3/22	$1,626,343	$1,808,141
4/22	$1,455,017	$1,650,468
5/22	$1,437,380	$1,653,496
6/22	$1,374,392	$1,517,010
7/22	$1,523,043	$1,656,885
8/22	$1,434,861	$1,589,314
9/22	$1,325,262	$1,442,941
10/22	$1,433,601	$1,559,763
11/22	$1,545,719	$1,646,929
12/22	$1,443,269	$1,552,042
1/23	$1,607,512	$1,649,563
2/23	$1,567,421	$1,609,315
3/23	$1,659,242	$1,668,400
4/23	$1,639,843	$1,694,441
5/23	$1,690,280	$1,701,806
6/23	$1,763,995	$1,814,254
7/23	$1,813,139	$1,872,536
8/23	$1,751,063	$1,842,723
9/23	$1,626,910	$1,754,866
10/23	$1,536,383	$1,717,967
11/23	$1,694,159	$1,874,861
12/23	$1,824,928	$1,960,037
1/24	$1,813,477	$1,992,974
2/24	$2,006,705	$2,099,390
3/24	$2,068,251	$2,166,937
4/24	$1,893,631	$2,078,429
5/24	$1,932,276	$2,181,488
6/24	$1,916,532	$2,259,764
7/24	$2,005,273	$2,287,271
8/24	$2,018,155	$2,342,752
9/24	$2,031,037	$2,392,787
10/24	$1,990,960	$2,371,088
11/24	$2,145,542	$2,510,273
12/24	$2,076,408	$2,450,433
1/25	$2,211,366	$2,518,671
2/25	$2,211,366	$2,485,807
3/25	$2,112,180	$2,345,746
4/25	$2,118,684	$2,329,840
5/25	$2,308,926	$2,476,491
6/25	$2,489,413	$2,602,427
7/25	$2,482,909	$2,660,833
8/25	$2,521,933	$2,714,772
9/25	$2,515,429	$2,813,862
10/25	$2,515,429	$2,879,744
11/25	$2,439,007	$2,886,802
12/25	$2,454,370	$2,888,570

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 3/31/20 (Inception)
Class I	18.20%	9.56%	16.89%
S&P 500® Index	17.88%	14.42%	20.25%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,555,560
# of Portfolio Holdings	67
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.6%
Energy	1.0%
Short-Term Investments	1.3%
Consumer Staples	4.1%
Real Estate	6.3%
Materials	8.4%
Financials	11.7%
Health Care	12.2%
Information Technology	16.7%
Consumer Discretionary	18.0%
Industrials	19.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.0%
Royalty Pharma PLC	6.3%
Royal Gold, Inc.	6.1%
QXO, Inc.	6.1%
Core & Main, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	4.8%
Medline, Inc.	3.7%
Union Pacific Corp.	3.7%
Landbridge Co. LLC	3.3%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSHMX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio

Class R6 MSHPX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.79%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in materials, where a precious metals company was the sector’s top contributor

↑ Stock selection in consumer staples, most helped by strong gains from a lifestyle and energy drinks company

↓ Stock selection and average overweight in consumer discretionary, where a hard surface flooring retailer was the largest detractor

↓ Stock selection and average overweight in real estate, driven by an underperforming Texas landowner

↓ Average underweight and stock selection in communication services

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	S&P 500® Index
3/20	$5,000,000	$5,000,000
4/20	$5,735,000	$5,640,969
5/20	$6,155,000	$5,909,637
6/20	$6,290,000	$6,027,163
7/20	$6,655,000	$6,367,006
8/20	$7,060,000	$6,824,670
9/20	$6,900,000	$6,565,355
10/20	$6,775,000	$6,390,757
11/20	$7,435,000	$7,090,315
12/20	$7,772,594	$7,362,924
1/21	$7,475,485	$7,288,590
2/21	$7,661,178	$7,489,572
3/21	$7,799,122	$7,817,583
4/21	$8,266,008	$8,234,798
5/21	$8,106,842	$8,292,313
6/21	$8,441,091	$8,485,895
7/21	$8,817,783	$8,687,476
8/21	$8,987,560	$8,951,625
9/21	$8,541,896	$8,535,287
10/21	$9,152,031	$9,133,284
11/21	$8,870,838	$9,070,000
12/21	$9,090,206	$9,476,482
1/22	$8,107,481	$8,986,103
2/22	$8,000,389	$8,717,046
3/22	$8,138,978	$9,040,705
4/22	$7,282,244	$8,252,339
5/22	$7,194,051	$8,267,479
6/22	$6,879,075	$7,585,050
7/22	$7,628,717	$8,284,426
8/22	$7,187,751	$7,946,571
9/22	$6,639,693	$7,214,703
10/22	$7,175,152	$7,798,815
11/22	$7,742,109	$8,234,644
12/22	$7,227,095	$7,760,209
1/23	$8,048,797	$8,247,814
2/23	$7,848,224	$8,046,576
3/23	$8,307,600	$8,342,000
4/23	$8,210,549	$8,472,205
5/23	$8,462,883	$8,509,031
6/23	$8,838,148	$9,071,268
7/23	$9,077,542	$9,362,682
8/23	$8,773,447	$9,213,614
9/23	$8,145,848	$8,774,328
10/23	$7,692,941	$8,589,834
11/23	$8,482,293	$9,374,304
12/23	$9,142,915	$9,800,184
1/24	$9,078,478	$9,964,869
2/24	$10,052,195	$10,496,950
3/24	$10,360,061	$10,834,685
4/24	$9,493,739	$10,392,147
5/24	$9,679,891	$10,907,438
6/24	$9,601,135	$11,298,820
7/24	$10,045,035	$11,436,353
8/24	$10,109,472	$11,713,761
9/24	$10,181,069	$11,963,933
10/24	$9,980,598	$11,855,438
11/24	$10,753,843	$12,551,365
12/24	$10,413,936	$12,252,163
1/25	$11,089,214	$12,593,354
2/25	$11,089,214	$12,429,035
3/25	$10,584,789	$11,728,730
4/25	$10,625,469	$11,649,198
5/25	$11,577,368	$12,382,453
6/25	$12,472,315	$13,012,134
7/25	$12,447,907	$13,304,165
8/25	$12,643,169	$13,573,860
9/25	$12,610,625	$14,069,308
10/25	$12,610,625	$14,398,721
11/25	$12,228,239	$14,434,012
12/25	$12,301,505	$14,442,849

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 3/31/20 (Inception)
Class R6	18.13%	9.62%	16.94%
S&P 500® Index	17.88%	14.42%	20.25%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,555,560
# of Portfolio Holdings	67
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.6%
Energy	1.0%
Short-Term Investments	1.3%
Consumer Staples	4.1%
Real Estate	6.3%
Materials	8.4%
Financials	11.7%
Health Care	12.2%
Information Technology	16.7%
Consumer Discretionary	18.0%
Industrials	19.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.0%
Royalty Pharma PLC	6.3%
Royal Gold, Inc.	6.1%
QXO, Inc.	6.1%
Core & Main, Inc.	4.9%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
Floor & Decor Holdings, Inc.	4.8%
Medline, Inc.	3.7%
Union Pacific Corp.	3.7%
Landbridge Co. LLC	3.3%
Total	55.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSHPX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class A MUOAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.11%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ High-risk stocks had a phenomenal year. Controlling risk (resulting in a modest underweight versus the S&P 500® Index benchmark) was costly for the Fund relative to the benchmark

↑ Stronger relative stock selection in seven of 10 sectors (the 11th sector was flat), as well as within the Magnificent 7 stocks

↑ Overweight positions versus the benchmark in each of the top three biggest individual stock contributors to the S&P 500® Index's return

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	S&P 500® Index
5/16	$9,479	$10,000
5/16	$9,479	$9,991
6/16	$9,431	$10,017
7/16	$9,886	$10,386
8/16	$9,810	$10,400
9/16	$9,886	$10,402
10/16	$9,564	$10,213
11/16	$9,877	$10,591
12/16	$9,981	$10,800
1/17	$10,105	$11,005
2/17	$10,602	$11,442
3/17	$10,506	$11,455
4/17	$10,564	$11,573
5/17	$10,726	$11,736
6/17	$10,698	$11,809
7/17	$10,956	$12,052
8/17	$11,023	$12,089
9/17	$11,223	$12,338
10/17	$11,443	$12,626
11/17	$11,778	$13,013
12/17	$11,857	$13,158
1/18	$12,470	$13,911
2/18	$12,067	$13,399
3/18	$11,588	$13,058
4/18	$11,588	$13,108
5/18	$11,857	$13,424
6/18	$11,809	$13,507
7/18	$12,087	$14,009
8/18	$12,431	$14,466
9/18	$12,604	$14,548
10/18	$11,608	$13,554
11/18	$11,703	$13,830
12/18	$10,510	$12,581
1/19	$11,333	$13,589
2/19	$11,807	$14,026
3/19	$11,923	$14,298
4/19	$12,698	$14,877
5/19	$11,952	$13,932
6/19	$12,688	$14,914
7/19	$12,998	$15,128
8/19	$12,814	$14,888
9/19	$13,104	$15,167
10/19	$13,395	$15,495
11/19	$13,956	$16,058
12/19	$14,261	$16,542
1/20	$14,515	$16,536
2/20	$13,214	$15,175
3/20	$11,082	$13,300
4/20	$12,637	$15,006
5/20	$13,605	$15,720
6/20	$13,967	$16,033
7/20	$14,779	$16,937
8/20	$16,109	$18,154
9/20	$15,513	$17,464
10/20	$15,131	$17,000
11/20	$16,921	$18,861
12/20	$17,651	$19,586
1/21	$17,465	$19,388
2/21	$18,534	$19,923
3/21	$18,877	$20,796
4/21	$20,271	$21,905
5/21	$20,330	$22,058
6/21	$20,614	$22,573
7/21	$21,497	$23,110
8/21	$22,262	$23,812
9/21	$21,458	$22,705
10/21	$23,263	$24,295
11/21	$23,028	$24,127
12/21	$23,930	$25,208
1/22	$22,194	$23,904
2/22	$21,811	$23,188
3/22	$22,439	$24,049
4/22	$20,487	$21,952
5/22	$20,310	$21,992
6/22	$18,750	$20,177
7/22	$20,801	$22,037
8/22	$19,898	$21,139
9/22	$18,200	$19,192
10/22	$19,054	$20,746
11/22	$20,124	$21,905
12/22	$19,044	$20,643
1/23	$20,428	$21,940
2/23	$19,820	$21,405
3/23	$19,221	$22,191
4/23	$19,476	$22,537
5/23	$19,221	$22,635
6/23	$20,674	$24,130
7/23	$21,096	$24,906
8/23	$20,909	$24,509
9/23	$19,849	$23,341
10/23	$19,388	$22,850
11/23	$21,331	$24,937
12/23	$22,417	$26,069
1/24	$23,281	$26,507
2/24	$24,863	$27,923
3/24	$25,767	$28,821
4/24	$24,735	$27,644
5/24	$26,395	$29,015
6/24	$27,446	$30,056
7/24	$27,162	$30,422
8/24	$27,879	$31,160
9/24	$28,085	$31,825
10/24	$28,163	$31,537
11/24	$29,912	$33,388
12/24	$28,743	$32,592
1/25	$29,617	$33,500
2/25	$29,431	$33,062
3/25	$27,486	$31,200
4/25	$27,505	$30,988
5/25	$29,499	$32,938
6/25	$30,570	$34,613
7/25	$31,228	$35,390
8/25	$32,044	$36,108
9/25	$32,947	$37,426
10/25	$33,556	$38,302
11/25	$33,439	$38,396
12/25	$33,380	$38,419

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class A	16.13%	13.59%	14.02%
Class A, with 5.25% maximum front end sales charge	10.04%	12.37%	13.38%
S&P 500® Index	17.88%	14.42%	15.06%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$432,516,106
# of Portfolio Holdings	30
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,148,669

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
29.3%
Financials
22.8%
Consumer Discretionary
14.9%
Communication Services
12.7%
Industrials
7.0%
Real Estate
3.7%
Health Care
3.4%
Energy
2.2%
Consumer Staples
1.8%
Materials
1.7%
Short-Term Investments
0.5%

Value	Value
Short-Term Investments	0.5%
Materials	1.7%
Consumer Staples	1.8%
Energy	2.2%
Health Care	3.4%
Real Estate	3.7%
Industrials	7.0%
Communication Services	12.7%
Consumer Discretionary	14.9%
Financials	22.8%
Information Technology	29.3%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	11.2%
Alphabet, Inc.	9.9%
Microsoft Corp.	7.9%
Apple, Inc.	7.0%
Amazon.com, Inc.	6.9%
JPMorgan Chase & Co.	6.1%
General Electric Co.	4.1%
CBRE Group, Inc.	3.7%
Tesla, Inc.	3.7%
Cboe Global Markets, Inc.	3.6%
Total	64.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MUOAX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class C MUOCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.87%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ High-risk stocks had a phenomenal year. Controlling risk (resulting in a modest underweight versus the S&P 500® Index benchmark) was costly for the Fund relative to the benchmark

↑ Stronger relative stock selection in seven of 10 sectors (the 11th sector was flat), as well as within the Magnificent 7 stocks

↑ Overweight positions versus the benchmark in each of the top three biggest individual stock contributors to the S&P 500® Index's return

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index
5/16	$10,000	$10,000
5/16	$10,000	$9,991
6/16	$9,950	$10,017
7/16	$10,420	$10,386
8/16	$10,330	$10,400
9/16	$10,400	$10,402
10/16	$10,060	$10,213
11/16	$10,380	$10,591
12/16	$10,479	$10,800
1/17	$10,610	$11,005
2/17	$11,123	$11,442
3/17	$11,022	$11,455
4/17	$11,063	$11,573
5/17	$11,234	$11,736
6/17	$11,204	$11,809
7/17	$11,465	$12,052
8/17	$11,526	$12,089
9/17	$11,727	$12,338
10/17	$11,948	$12,626
11/17	$12,291	$13,013
12/17	$12,361	$13,158
1/18	$12,995	$13,911
2/18	$12,562	$13,399
3/18	$12,059	$13,058
4/18	$12,059	$13,108
5/18	$12,321	$13,424
6/18	$12,261	$13,507
7/18	$12,552	$14,009
8/18	$12,895	$14,466
9/18	$13,066	$14,548
10/18	$12,019	$13,554
11/18	$12,120	$13,830
12/18	$10,885	$12,581
1/19	$11,719	$13,589
2/19	$12,207	$14,026
3/19	$12,318	$14,298
4/19	$13,111	$14,877
5/19	$12,329	$13,932
6/19	$13,081	$14,914
7/19	$13,386	$15,128
8/19	$13,192	$14,888
9/19	$13,477	$15,167
10/19	$13,772	$15,495
11/19	$14,341	$16,058
12/19	$14,640	$16,542
1/20	$14,896	$16,536
2/20	$13,555	$15,175
3/20	$11,354	$13,300
4/20	$12,951	$15,006
5/20	$13,924	$15,720
6/20	$14,282	$16,033
7/20	$15,101	$16,937
8/20	$16,463	$18,154
9/20	$15,838	$17,464
10/20	$15,439	$17,000
11/20	$17,251	$18,861
12/20	$17,984	$19,586
1/21	$17,779	$19,388
2/21	$18,857	$19,923
3/21	$19,196	$20,796
4/21	$20,603	$21,905
5/21	$20,654	$22,058
6/21	$20,921	$22,573
7/21	$21,805	$23,110
8/21	$22,565	$23,812
9/21	$21,733	$22,705
10/21	$23,551	$24,295
11/21	$23,294	$24,127
12/21	$24,198	$25,208
1/22	$22,431	$23,904
2/22	$22,031	$23,188
3/22	$22,647	$24,049
4/22	$20,675	$21,952
5/22	$20,480	$21,992
6/22	$18,898	$20,177
7/22	$20,942	$22,037
8/22	$20,018	$21,139
9/22	$18,302	$19,192
10/22	$19,155	$20,746
11/22	$20,213	$21,905
12/22	$19,124	$20,643
1/23	$20,501	$21,940
2/23	$19,874	$21,405
3/23	$19,268	$22,191
4/23	$19,515	$22,537
5/23	$19,237	$22,635
6/23	$20,686	$24,130
7/23	$21,087	$24,906
8/23	$20,892	$24,509
9/23	$19,813	$23,341
10/23	$19,350	$22,850
11/23	$21,272	$24,937
12/23	$22,330	$26,069
1/24	$23,183	$26,507
2/24	$24,745	$27,923
3/24	$25,619	$28,821
4/24	$24,581	$27,644
5/24	$26,226	$29,015
6/24	$27,271	$30,056
7/24	$26,988	$30,422
8/24	$27,700	$31,160
9/24	$27,905	$31,825
10/24	$27,983	$31,537
11/24	$29,721	$33,388
12/24	$28,559	$32,592
1/25	$29,428	$33,500
2/25	$29,242	$33,062
3/25	$27,310	$31,200
4/25	$27,329	$30,988
5/25	$29,311	$32,938
6/25	$30,375	$34,613
7/25	$31,029	$35,390
8/25	$31,839	$36,108
9/25	$32,737	$37,426
10/25	$33,342	$38,302
11/25	$33,225	$38,396
12/25	$33,166	$38,419

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class C, with conversion to Class A after 8 years	15.26%	12.74%	13.31%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	14.26%	12.74%	13.31%
S&P 500® Index	17.88%	14.42%	15.06%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$432,516,106
# of Portfolio Holdings	30
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,148,669

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.5%
Materials	1.7%
Consumer Staples	1.8%
Energy	2.2%
Health Care	3.4%
Real Estate	3.7%
Industrials	7.0%
Communication Services	12.7%
Consumer Discretionary	14.9%
Financials	22.8%
Information Technology	29.3%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	11.2%
Alphabet, Inc.	9.9%
Microsoft Corp.	7.9%
Apple, Inc.	7.0%
Amazon.com, Inc.	6.9%
JPMorgan Chase & Co.	6.1%
General Electric Co.	4.1%
CBRE Group, Inc.	3.7%
Tesla, Inc.	3.7%
Cboe Global Markets, Inc.	3.6%
Total	64.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MUOCX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class I MUOIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ High-risk stocks had a phenomenal year. Controlling risk (resulting in a modest underweight versus the S&P 500® Index benchmark) was costly for the Fund relative to the benchmark

↑ Stronger relative stock selection in seven of 10 sectors (the 11th sector was flat), as well as within the Magnificent 7 stocks

↑ Overweight positions versus the benchmark in each of the top three biggest individual stock contributors to the S&P 500® Index's return

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index
5/16	$1,000,000	$1,000,000
5/16	$1,000,000	$999,062
6/16	$996,000	$1,001,651
7/16	$1,044,000	$1,038,580
8/16	$1,036,000	$1,040,039
9/16	$1,044,000	$1,040,235
10/16	$1,011,000	$1,021,260
11/16	$1,044,000	$1,059,082
12/16	$1,055,044	$1,080,016
1/17	$1,069,178	$1,100,500
2/17	$1,121,678	$1,144,197
3/17	$1,112,592	$1,145,532
4/17	$1,118,649	$1,157,296
5/17	$1,135,813	$1,173,582
6/17	$1,133,793	$1,180,907
7/17	$1,161,053	$1,205,190
8/17	$1,169,130	$1,208,879
9/17	$1,190,332	$1,233,816
10/17	$1,214,562	$1,262,608
11/17	$1,249,899	$1,301,332
12/17	$1,259,035	$1,315,801
1/18	$1,323,965	$1,391,136
2/18	$1,281,354	$1,339,862
3/18	$1,231,642	$1,305,812
4/18	$1,231,642	$1,310,823
5/18	$1,260,049	$1,342,390
6/18	$1,254,976	$1,350,652
7/18	$1,286,427	$1,400,915
8/18	$1,322,950	$1,446,564
9/18	$1,342,226	$1,454,798
10/18	$1,235,700	$1,355,362
11/18	$1,245,846	$1,382,982
12/18	$1,120,552	$1,258,112
1/19	$1,208,014	$1,358,931
2/19	$1,258,434	$1,402,564
3/19	$1,271,811	$1,429,819
4/19	$1,354,128	$1,487,711
5/19	$1,275,926	$1,393,170
6/19	$1,354,128	$1,491,355
7/19	$1,387,056	$1,512,789
8/19	$1,367,505	$1,488,826
9/19	$1,399,403	$1,516,683
10/19	$1,431,301	$1,549,534
11/19	$1,492,011	$1,605,780
12/19	$1,524,006	$1,654,246
1/20	$1,552,171	$1,653,597
2/20	$1,414,478	$1,517,474
3/20	$1,184,991	$1,330,047
4/20	$1,352,934	$1,500,551
5/20	$1,456,203	$1,572,019
6/20	$1,495,842	$1,603,282
7/20	$1,582,421	$1,693,683
8/20	$1,726,373	$1,815,426
9/20	$1,662,742	$1,746,446
10/20	$1,622,060	$1,700,001
11/20	$1,813,995	$1,886,090
12/20	$1,892,867	$1,958,607
1/21	$1,872,986	$1,938,833
2/21	$1,988,086	$1,992,296
3/21	$2,025,755	$2,079,550
4/21	$2,176,431	$2,190,533
5/21	$2,183,756	$2,205,833
6/21	$2,214,100	$2,257,328
7/21	$2,309,319	$2,310,950
8/21	$2,391,982	$2,381,216
9/21	$2,306,180	$2,270,466
10/21	$2,500,803	$2,429,539
11/21	$2,475,690	$2,412,705
12/21	$2,574,114	$2,520,833
1/22	$2,387,781	$2,390,388
2/22	$2,346,955	$2,318,816
3/22	$2,414,998	$2,404,912
4/22	$2,205,635	$2,195,200
5/22	$2,186,793	$2,199,227
6/22	$2,019,303	$2,017,695
7/22	$2,240,180	$2,203,735
8/22	$2,143,873	$2,113,862
9/22	$1,961,728	$1,919,179
10/22	$2,054,894	$2,074,558
11/22	$2,170,044	$2,190,493
12/22	$2,053,865	$2,064,288
1/23	$2,203,866	$2,193,996
2/23	$2,138,831	$2,140,465
3/23	$2,074,844	$2,219,050
4/23	$2,103,166	$2,253,686
5/23	$2,075,893	$2,263,482
6/23	$2,233,237	$2,413,042
7/23	$2,279,391	$2,490,561
8/23	$2,259,461	$2,450,908
9/23	$2,146,173	$2,334,053
10/23	$2,096,872	$2,284,976
11/23	$2,306,664	$2,493,653
12/23	$2,424,895	$2,606,941
1/24	$2,519,617	$2,650,749
2/24	$2,691,170	$2,792,287
3/24	$2,789,050	$2,882,128
4/24	$2,678,540	$2,764,409
5/24	$2,858,513	$2,901,481
6/24	$2,973,232	$3,005,592
7/24	$2,942,711	$3,042,177
8/24	$3,020,594	$3,115,970
9/24	$3,044,801	$3,182,518
10/24	$3,054,273	$3,153,658
11/24	$3,243,718	$3,338,781
12/24	$3,118,664	$3,259,190
1/25	$3,213,457	$3,349,950
2/25	$3,193,445	$3,306,240
3/25	$2,982,796	$3,119,952
4/25	$2,985,955	$3,098,796
5/25	$3,203,977	$3,293,849
6/25	$3,320,888	$3,461,350
7/25	$3,393,562	$3,539,033
8/25	$3,483,088	$3,610,774
9/25	$3,582,093	$3,742,568
10/25	$3,649,501	$3,830,195
11/25	$3,636,862	$3,839,583
12/25	$3,632,649	$3,841,933

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class I	16.48%	13.93%	14.39%
S&P 500® Index	17.88%	14.42%	15.06%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$432,516,106
# of Portfolio Holdings	30
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,148,669

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.5%
Materials	1.7%
Consumer Staples	1.8%
Energy	2.2%
Health Care	3.4%
Real Estate	3.7%
Industrials	7.0%
Communication Services	12.7%
Consumer Discretionary	14.9%
Financials	22.8%
Information Technology	29.3%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	11.2%
Alphabet, Inc.	9.9%
Microsoft Corp.	7.9%
Apple, Inc.	7.0%
Amazon.com, Inc.	6.9%
JPMorgan Chase & Co.	6.1%
General Electric Co.	4.1%
CBRE Group, Inc.	3.7%
Tesla, Inc.	3.7%
Cboe Global Markets, Inc.	3.6%
Total	64.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MUOIX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class R6 MUOSX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.75%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ High-risk stocks had a phenomenal year. Controlling risk (resulting in a modest underweight versus the S&P 500® Index benchmark) was costly for the Fund relative to the benchmark

↑ Stronger relative stock selection in seven of 10 sectors (the 11th sector was flat), as well as within the Magnificent 7 stocks

↑ Overweight positions versus the benchmark in each of the top three biggest individual stock contributors to the S&P 500® Index's return

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	S&P 500® Index
5/16	$5,000,000	$5,000,000
5/16	$5,000,000	$4,995,311
6/16	$4,980,000	$5,008,254
7/16	$5,220,000	$5,192,902
8/16	$5,180,000	$5,200,193
9/16	$5,220,000	$5,201,177
10/16	$5,055,000	$5,106,301
11/16	$5,220,000	$5,295,412
12/16	$5,276,054	$5,400,082
1/17	$5,346,738	$5,502,502
2/17	$5,609,278	$5,720,984
3/17	$5,563,838	$5,727,658
4/17	$5,594,132	$5,786,480
5/17	$5,679,962	$5,867,912
6/17	$5,669,864	$5,904,537
7/17	$5,811,232	$6,025,950
8/17	$5,846,574	$6,044,397
9/17	$5,952,600	$6,169,082
10/17	$6,073,773	$6,313,040
11/17	$6,250,483	$6,506,659
12/17	$6,298,101	$6,579,004
1/18	$6,622,902	$6,955,678
2/18	$6,409,751	$6,699,312
3/18	$6,161,075	$6,529,061
4/18	$6,161,075	$6,554,113
5/18	$6,303,176	$6,711,949
6/18	$6,277,801	$6,753,261
7/18	$6,435,127	$7,004,574
8/18	$6,617,827	$7,232,820
9/18	$6,714,253	$7,273,989
10/18	$6,181,375	$6,776,811
11/18	$6,237,201	$6,914,911
12/18	$5,603,059	$6,290,558
1/19	$6,040,798	$6,794,657
2/19	$6,298,292	$7,012,821
3/19	$6,365,240	$7,149,093
4/19	$6,777,230	$7,438,557
5/19	$6,385,840	$6,965,850
6/19	$6,777,230	$7,456,777
7/19	$6,942,026	$7,563,947
8/19	$6,849,328	$7,444,132
9/19	$7,003,824	$7,583,415
10/19	$7,163,470	$7,747,669
11/19	$7,467,312	$8,028,901
12/19	$7,629,533	$8,271,229
1/20	$7,775,753	$8,267,986
2/20	$7,081,209	$7,587,372
3/20	$5,932,341	$6,650,234
4/20	$6,773,104	$7,502,753
5/20	$7,290,095	$7,860,095
6/20	$7,488,536	$8,016,410
7/20	$7,927,194	$8,468,416
8/20	$8,642,626	$9,077,130
9/20	$8,324,076	$8,732,230
10/20	$8,125,635	$8,500,007
11/20	$9,086,508	$9,430,451
12/20	$9,481,376	$9,793,035
1/21	$9,381,848	$9,694,166
2/21	$9,958,064	$9,961,482
3/21	$10,146,644	$10,397,752
4/21	$10,900,963	$10,952,667
5/21	$10,937,632	$11,029,164
6/21	$11,089,543	$11,286,638
7/21	$11,571,469	$11,554,751
8/21	$11,985,297	$11,906,081
9/21	$11,550,516	$11,352,332
10/21	$12,530,084	$12,147,696
11/21	$12,404,364	$12,063,525
12/21	$12,900,086	$12,604,166
1/22	$11,967,045	$11,951,938
2/22	$11,762,614	$11,594,079
3/22	$12,103,332	$12,024,562
4/22	$11,054,970	$10,975,998
5/22	$10,960,618	$10,996,135
6/22	$10,121,929	$10,088,473
7/22	$11,227,950	$11,018,675
8/22	$10,745,704	$10,569,312
9/22	$9,828,388	$9,595,893
10/22	$10,300,150	$10,372,790
11/22	$10,876,749	$10,952,463
12/22	$10,299,214	$10,321,442
1/23	$11,050,636	$10,969,979
2/23	$10,719,590	$10,702,323
3/23	$10,404,308	$11,095,251
4/23	$10,546,185	$11,268,430
5/23	$10,404,308	$11,317,410
6/23	$11,197,768	$12,065,211
7/23	$11,423,720	$12,452,806
8/23	$11,329,136	$12,254,538
9/23	$10,756,373	$11,670,267
10/23	$10,514,657	$11,424,882
11/23	$11,570,852	$12,468,264
12/23	$12,158,159	$13,034,705
1/24	$12,638,156	$13,253,743
2/24	$13,497,930	$13,961,435
3/24	$13,988,476	$14,410,639
4/24	$13,429,359	$13,822,043
5/24	$14,341,881	$14,507,404
6/24	$14,916,822	$15,027,960
7/24	$14,763,856	$15,210,886
8/24	$15,154,183	$15,579,852
9/24	$15,275,501	$15,912,592
10/24	$15,322,973	$15,768,288
11/24	$16,277,692	$16,693,904
12/24	$15,646,465	$16,295,952
1/25	$16,127,001	$16,749,751
2/25	$16,026,669	$16,531,199
3/25	$14,970,546	$15,599,760
4/25	$14,986,388	$15,493,979
5/25	$16,079,475	$16,469,243
6/25	$16,665,624	$17,306,748
7/25	$17,029,986	$17,695,163
8/25	$17,484,119	$18,053,871
9/25	$17,980,497	$18,712,839
10/25	$18,318,456	$19,150,974
11/25	$18,260,370	$19,197,913
12/25	$18,233,966	$19,209,666

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class R6	16.54%	13.97%	14.43%
S&P 500® Index	17.88%	14.42%	15.06%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$432,516,106
# of Portfolio Holdings	30
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,148,669

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.5%
Materials	1.7%
Consumer Staples	1.8%
Energy	2.2%
Health Care	3.4%
Real Estate	3.7%
Industrials	7.0%
Communication Services	12.7%
Consumer Discretionary	14.9%
Financials	22.8%
Information Technology	29.3%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	11.2%
Alphabet, Inc.	9.9%
Microsoft Corp.	7.9%
Apple, Inc.	7.0%
Amazon.com, Inc.	6.9%
JPMorgan Chase & Co.	6.1%
General Electric Co.	4.1%
CBRE Group, Inc.	3.7%
Tesla, Inc.	3.7%
Cboe Global Markets, Inc.	3.6%
Total	64.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MUOSX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio

Class A MSVEX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.29%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Health Care Net Index:

↑ Average overweight and stock selection in biotechnology, led by a provider of cancer screening and diagnostics tests

↑ Average underweight in managed health care

↑ Stock selection in pharmaceuticals, where the top contributor was a developer of biopharmaceutical mental health treatments

↓ Stock selection and average overweight in life sciences tools and services, where an underperforming cell therapeutics company detracted the most

↓ Average underweight in pharmaceuticals

↓ Average overweight and stock selection in health care supplies; an orthodontic devices and diagnostics provider had the greatest negative impact

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Russell 3000® Index	Russell 3000® Health Care Net Index
12/21	$9,479	$10,000	$10,000
1/22	$7,469	$9,412	$9,161
2/22	$7,469	$9,175	$9,074
3/22	$7,517	$9,472	$9,534
4/22	$6,114	$8,622	$8,948
5/22	$5,706	$8,611	$9,009
6/22	$5,706	$7,890	$8,816
7/22	$6,275	$8,630	$9,157
8/22	$5,877	$8,308	$8,654
9/22	$5,526	$7,538	$8,391
10/22	$5,801	$8,156	$9,131
11/22	$6,076	$8,582	$9,536
12/22	$5,682	$8,079	$9,350
1/23	$6,042	$8,636	$9,276
2/23	$5,740	$8,434	$8,858
3/23	$5,944	$8,659	$9,034
4/23	$6,032	$8,752	$9,319
5/23	$5,974	$8,786	$8,956
6/23	$6,402	$9,386	$9,334
7/23	$6,616	$9,722	$9,415
8/23	$6,217	$9,534	$9,323
9/23	$5,721	$9,080	$8,962
10/23	$5,254	$8,840	$8,593
11/23	$5,614	$9,664	$9,088
12/23	$6,188	$10,176	$9,574
1/24	$6,022	$10,289	$9,801
2/24	$6,285	$10,846	$10,169
3/24	$6,314	$11,196	$10,379
4/24	$5,799	$10,703	$9,817
5/24	$5,721	$11,209	$10,062
6/24	$5,750	$11,556	$10,262
7/24	$6,042	$11,771	$10,570
8/24	$6,246	$12,027	$11,130
9/24	$6,227	$12,276	$10,942
10/24	$5,867	$12,186	$10,469
11/24	$6,013	$12,996	$10,516
12/24	$5,623	$12,599	$9,864
1/25	$5,983	$12,997	$10,496
2/25	$5,575	$12,748	$10,508
3/25	$5,166	$12,004	$10,234
4/25	$5,283	$11,924	$9,879
5/25	$5,040	$12,680	$9,385
6/25	$5,156	$13,324	$9,589
7/25	$5,254	$13,617	$9,333
8/25	$5,351	$13,932	$9,855
9/25	$5,604	$14,413	$10,060
10/25	$6,081	$14,722	$10,462
11/25	$6,567	$14,762	$11,423
12/25	$6,448	$14,759	$11,247

Average Annual Total Returns (%)

AATR	1 Year	Since 12/31/21 (Inception)
Class A	14.67%	(9.18)%
Class A, with 5.25% maximum front end sales charge	8.66%	(10.39)%
Russell 3000® Index	17.15%	10.22%
Russell 3000® Health Care Net Index	14.02%	2.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,343,882
# of Portfolio Holdings	34
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Biotechnology
41.3%
Pharmaceuticals
19.5%
Life Sciences Tools & Services
13.8%
Health Care Equipment & Supplies
13.3%
Short-Term Investments
5.8%
Other[1]
6.3%

Value	Value
OtherFootnote Reference1	6.3%
Short-Term Investments	5.8%
Health Care Equipment & Supplies	13.3%
Life Sciences Tools & Services	13.8%
Pharmaceuticals	19.5%
Biotechnology	41.3%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Exact Sciences Corp.	9.8%
Argenx SE	8.6%
Eli Lilly & Co.	8.5%
Ascendis Pharma AS	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Alnylam Pharmaceuticals, Inc.	4.7%
Structure Therapeutics, Inc.	4.5%
Ceribell, Inc.	3.7%
Newamsterdam Pharma Co. NV	3.7%
Align Technology, Inc.	3.6%
Total	56.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSVEX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio

Class C MSVMX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.04%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Health Care Net Index:

↑ Average overweight and stock selection in biotechnology, led by a provider of cancer screening and diagnostics tests

↑ Average underweight in managed health care

↑ Stock selection in pharmaceuticals, where the top contributor was a developer of biopharmaceutical mental health treatments

↓ Stock selection and average overweight in life sciences tools and services, where an underperforming cell therapeutics company detracted the most

↓ Average underweight in pharmaceuticals

↓ Average overweight and stock selection in health care supplies; an orthodontic devices and diagnostics provider had the greatest negative impact

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 3000® Health Care Net Index
12/21	$10,000	$10,000	$10,000
1/22	$7,870	$9,412	$9,161
2/22	$7,870	$9,175	$9,074
3/22	$7,920	$9,472	$9,534
4/22	$6,430	$8,622	$8,948
5/22	$6,000	$8,611	$9,009
6/22	$6,000	$7,890	$8,816
7/22	$6,590	$8,630	$9,157
8/22	$6,160	$8,308	$8,654
9/22	$5,800	$7,538	$8,391
10/22	$6,080	$8,156	$9,131
11/22	$6,370	$8,582	$9,536
12/22	$5,955	$8,079	$9,350
1/23	$6,321	$8,636	$9,276
2/23	$6,006	$8,434	$8,858
3/23	$6,209	$8,659	$9,034
4/23	$6,301	$8,752	$9,319
5/23	$6,240	$8,786	$8,956
6/23	$6,678	$9,386	$9,334
7/23	$6,902	$9,722	$9,415
8/23	$6,484	$9,534	$9,323
9/23	$5,955	$9,080	$8,962
10/23	$5,466	$8,840	$8,593
11/23	$5,843	$9,664	$9,088
12/23	$6,433	$10,176	$9,574
1/24	$6,250	$10,289	$9,801
2/24	$6,515	$10,846	$10,169
3/24	$6,545	$11,196	$10,379
4/24	$6,016	$10,703	$9,817
5/24	$5,924	$11,209	$10,062
6/24	$5,955	$11,556	$10,262
7/24	$6,250	$11,771	$10,570
8/24	$6,464	$12,027	$11,130
9/24	$6,433	$12,276	$10,942
10/24	$6,057	$12,186	$10,469
11/24	$6,199	$12,996	$10,516
12/24	$5,802	$12,599	$9,864
1/25	$6,159	$12,997	$10,496
2/25	$5,741	$12,748	$10,508
3/25	$5,324	$12,004	$10,234
4/25	$5,436	$11,924	$9,879
5/25	$5,191	$12,680	$9,385
6/25	$5,303	$13,324	$9,589
7/25	$5,395	$13,617	$9,333
8/25	$5,487	$13,932	$9,855
9/25	$5,741	$14,413	$10,060
10/25	$6,230	$14,722	$10,462
11/25	$6,729	$14,762	$11,423
12/25	$6,593	$14,759	$11,247

Average Annual Total Returns (%)

AATR	1 Year	Since 12/31/21 (Inception)
Class C	13.63%	(9.89)%
Class C, with 1% maximum contingent deferred sales charge	12.63%	(9.89)%
Russell 3000® Index	17.15%	10.22%
Russell 3000® Health Care Net Index	14.02%	2.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,343,882
# of Portfolio Holdings	34
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	6.3%
Short-Term Investments	5.8%
Health Care Equipment & Supplies	13.3%
Life Sciences Tools & Services	13.8%
Pharmaceuticals	19.5%
Biotechnology	41.3%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Exact Sciences Corp.	9.8%
Argenx SE	8.6%
Eli Lilly & Co.	8.5%
Ascendis Pharma AS	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Alnylam Pharmaceuticals, Inc.	4.7%
Structure Therapeutics, Inc.	4.5%
Ceribell, Inc.	3.7%
Newamsterdam Pharma Co. NV	3.7%
Align Technology, Inc.	3.6%
Total	56.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSVMX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio

Class I MSVDX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Health Care Net Index:

↑ Average overweight and stock selection in biotechnology, led by a provider of cancer screening and diagnostics tests

↑ Average underweight in managed health care

↑ Stock selection in pharmaceuticals, where the top contributor was a developer of biopharmaceutical mental health treatments

↓ Stock selection and average overweight in life sciences tools and services, where an underperforming cell therapeutics company detracted the most

↓ Average underweight in pharmaceuticals

↓ Average overweight and stock selection in health care supplies; an orthodontic devices and diagnostics provider had the greatest negative impact

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 3000® Health Care Net Index
12/21	$1,000,000	$1,000,000	$1,000,000
1/22	$788,000	$941,164	$916,055
2/22	$788,000	$917,457	$907,372
3/22	$794,000	$947,215	$953,379
4/22	$646,000	$862,210	$894,820
5/22	$603,000	$861,054	$900,867
6/22	$603,000	$789,020	$881,611
7/22	$664,000	$863,044	$915,688
8/22	$621,000	$830,836	$865,423
9/22	$585,000	$753,793	$839,130
10/22	$614,000	$815,608	$913,114
11/22	$643,000	$858,180	$953,565
12/22	$601,613	$807,931	$934,961
1/23	$639,729	$863,575	$927,595
2/23	$607,794	$843,391	$885,782
3/23	$629,427	$865,943	$903,354
4/23	$639,729	$875,169	$931,932
5/23	$633,548	$878,574	$895,638
6/23	$678,875	$938,567	$933,380
7/23	$701,538	$972,212	$941,516
8/23	$660,332	$953,445	$932,286
9/23	$606,764	$908,028	$896,189
10/23	$557,316	$883,958	$859,316
11/23	$596,462	$966,385	$908,767
12/23	$657,241	$1,017,644	$957,414
1/24	$639,729	$1,028,922	$980,128
2/24	$667,543	$1,084,618	$1,016,888
3/24	$670,633	$1,119,605	$1,037,863
4/24	$617,065	$1,070,341	$981,651
5/24	$607,794	$1,120,911	$1,006,202
6/24	$611,914	$1,155,612	$1,026,170
7/24	$642,819	$1,177,093	$1,056,953
8/24	$665,483	$1,202,717	$1,113,025
9/24	$663,422	$1,227,596	$1,094,200
10/24	$624,276	$1,218,581	$1,046,893
11/24	$639,729	$1,299,646	$1,051,566
12/24	$598,963	$1,259,922	$986,422
1/25	$637,107	$1,299,696	$1,049,617
2/25	$593,808	$1,274,789	$1,050,841
3/25	$551,541	$1,200,429	$1,023,436
4/25	$563,912	$1,192,376	$987,898
5/25	$538,139	$1,267,956	$938,514
6/25	$550,510	$1,332,372	$958,867
7/25	$560,819	$1,361,714	$933,257
8/25	$571,128	$1,393,226	$985,534
9/25	$598,963	$1,441,309	$1,006,023
10/25	$649,478	$1,472,199	$1,046,154
11/25	$702,055	$1,476,242	$1,142,336
12/25	$689,428	$1,475,941	$1,124,720

Average Annual Total Returns (%)

AATR	1 Year	Since 12/31/21 (Inception)
Class I	15.10%	(8.88)%
Russell 3000® Index	17.15%	10.22%
Russell 3000® Health Care Net Index	14.02%	2.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,343,882
# of Portfolio Holdings	34
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	6.3%
Short-Term Investments	5.8%
Health Care Equipment & Supplies	13.3%
Life Sciences Tools & Services	13.8%
Pharmaceuticals	19.5%
Biotechnology	41.3%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Exact Sciences Corp.	9.8%
Argenx SE	8.6%
Eli Lilly & Co.	8.5%
Ascendis Pharma AS	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Alnylam Pharmaceuticals, Inc.	4.7%
Structure Therapeutics, Inc.	4.5%
Ceribell, Inc.	3.7%
Newamsterdam Pharma Co. NV	3.7%
Align Technology, Inc.	3.6%
Total	56.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSVDX -TSR-AR

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio

Class R6 MSVOX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$96	0.89%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Health Care Net Index:

↑ Average overweight and stock selection in biotechnology, led by a provider of cancer screening and diagnostics tests

↑ Average underweight in managed health care

↑ Stock selection in pharmaceuticals, where the top contributor was a developer of biopharmaceutical mental health treatments

↓ Stock selection and average overweight in life sciences tools and services, where an underperforming cell therapeutics company detracted the most

↓ Average underweight in pharmaceuticals

↓ Average overweight and stock selection in health care supplies; an orthodontic devices and diagnostics provider had the greatest negative impact

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Russell 3000® Health Care Net Index
12/21	$5,000,000	$5,000,000	$5,000,000
1/22	$3,940,000	$4,705,819	$4,580,277
2/22	$3,940,000	$4,587,283	$4,536,862
3/22	$3,970,000	$4,736,077	$4,766,894
4/22	$3,230,000	$4,311,051	$4,474,101
5/22	$3,015,000	$4,305,271	$4,504,337
6/22	$3,015,000	$3,945,098	$4,408,054
7/22	$3,320,000	$4,315,219	$4,578,438
8/22	$3,105,000	$4,154,178	$4,327,117
9/22	$2,925,000	$3,768,965	$4,195,651
10/22	$3,070,000	$4,078,042	$4,565,570
11/22	$3,215,000	$4,290,901	$4,767,824
12/22	$3,009,649	$4,039,654	$4,674,807
1/23	$3,200,329	$4,317,876	$4,637,974
2/23	$3,045,724	$4,216,955	$4,428,911
3/23	$3,148,794	$4,329,713	$4,516,769
4/23	$3,200,329	$4,375,843	$4,659,658
5/23	$3,169,408	$4,392,869	$4,478,188
6/23	$3,401,316	$4,692,837	$4,666,900
7/23	$3,514,693	$4,861,060	$4,707,578
8/23	$3,303,399	$4,767,224	$4,661,431
9/23	$3,035,417	$4,540,141	$4,480,943
10/23	$2,788,048	$4,419,788	$4,296,580
11/23	$2,983,882	$4,831,925	$4,543,835
12/23	$3,293,092	$5,088,220	$4,787,072
1/24	$3,205,483	$5,144,611	$4,900,640
2/24	$3,344,627	$5,423,091	$5,084,441
3/24	$3,360,088	$5,598,026	$5,189,316
4/24	$3,092,105	$5,351,703	$4,908,255
5/24	$3,045,724	$5,604,555	$5,031,011
6/24	$3,061,184	$5,778,058	$5,130,848
7/24	$3,220,943	$5,885,466	$5,284,764
8/24	$3,334,320	$6,013,585	$5,565,123
9/24	$3,324,013	$6,137,981	$5,471,001
10/24	$3,128,180	$6,092,907	$5,234,463
11/24	$3,205,483	$6,498,232	$5,257,828
12/24	$3,003,083	$6,299,612	$4,932,111
1/25	$3,194,001	$6,498,479	$5,248,084
2/25	$2,977,284	$6,373,943	$5,254,207
3/25	$2,760,566	$6,002,147	$5,117,180
4/25	$2,827,645	$5,961,879	$4,939,488
5/25	$2,698,647	$6,339,779	$4,692,572
6/25	$2,760,566	$6,661,858	$4,794,333
7/25	$2,807,006	$6,808,569	$4,666,284
8/25	$2,863,765	$6,966,132	$4,927,670
9/25	$2,997,923	$7,206,543	$5,030,117
10/25	$3,255,920	$7,360,994	$5,230,768
11/25	$3,519,077	$7,381,210	$5,711,679
12/25	$3,452,180	$7,379,707	$5,623,601

Average Annual Total Returns (%)

AATR	1 Year	Since 12/31/21 (Inception)
Class R6	14.95%	(8.84)%
Russell 3000® Index	17.15%	10.22%
Russell 3000® Health Care Net Index	14.02%	2.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,343,882
# of Portfolio Holdings	34
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	6.3%
Short-Term Investments	5.8%
Health Care Equipment & Supplies	13.3%
Life Sciences Tools & Services	13.8%
Pharmaceuticals	19.5%
Biotechnology	41.3%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Exact Sciences Corp.	9.8%
Argenx SE	8.6%
Eli Lilly & Co.	8.5%
Ascendis Pharma AS	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Alnylam Pharmaceuticals, Inc.	4.7%
Structure Therapeutics, Inc.	4.5%
Ceribell, Inc.	3.7%
Newamsterdam Pharma Co. NV	3.7%
Align Technology, Inc.	3.6%
Total	56.6%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSVOX -TSR-AR

(b)	Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer and Principal Financial Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by the report. The new Fund policy is substantially similar to the superseded Fund policy but now has an expanded scope that applies to 1940 Act Fund families. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Directors has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2024 and December 31, 2025 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2025

	Registrant		Covered Entities(1)
Audit Fees	$1,459,235		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$—	(5)
Total Non-Audit Fees	$—			$—
Total	$1,459,235			$—

2024

	Registrant		Covered Entities(1)
Audit Fees	$1,576,082		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$—	(5)
Total Non-Audit Fees	$—			$—
Total	$1,576,082			$—

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2)  No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) whose members are:

Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

Item 6. Schedule of Investments

(a)	Please see the schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley
Institutional Fund, Inc.

Annual Financial Statements and Additional Information | December 31, 2025

Advantage Portfolio
American Resilience Portfolio
Asia Opportunity Portfolio
Developing Opportunity Portfolio
Emerging Markets ex China Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Global Concentrated Portfolio
Global Core Portfolio
Global Endurance Portfolio
Global Franchise Portfolio
Global Insight Portfolio
Global Opportunity Portfolio
Global Permanence Portfolio
Global Stars Portfolio
Growth Portfolio
Inception Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Resilience Portfolio
Passport Overseas Equity Portfolio
Permanence Portfolio
US Core Portfolio
Vitality Portfolio

2025 Annual Report

December 31, 2025

Table of Contents (unaudited)

Items 6 and 7 of Form N-CSR:
Portfolio of Investments:
Advantage Portfolio (consolidated)	3
American Resilience Portfolio	5
Asia Opportunity Portfolio (consolidated)	6
Developing Opportunity Portfolio (consolidated)	8
Emerging Markets ex China Portfolio	9
Emerging Markets Leaders Portfolio	11
Emerging Markets Portfolio	12
Global Concentrated Portfolio	14
Global Core Portfolio	15
Global Endurance Portfolio	16
Global Franchise Portfolio	17
Global Insight Portfolio (consolidated)	18
Global Opportunity Portfolio (consolidated)	20
Global Permanence Portfolio (consolidated)	22
Global Stars Portfolio	24
Growth Portfolio (consolidated)	25
Inception Portfolio (consolidated)	27
International Advantage Portfolio (consolidated)	30
International Equity Portfolio	31
International Opportunity Portfolio (consolidated)	33
International Resilience Portfolio	34
Passport Overseas Equity Portfolio	35
Permanence Portfolio (consolidated)	38
US Core Portfolio	41
Vitality Portfolio	42

2025 Annual Report

December 31, 2025

Table of Contents (unaudited) (cont'd)

Statements of Assets and Liabilities	43
Statements of Operations	56
Statements of Changes in Net Assets	64
Financial Highlights	89
Notes to Financial Statements	169
Report of Independent Registered Public Accounting Firm	215
Federal Tax Notice	218
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Funds of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or Statement of Additional Information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Funds' investment policies to the prospective investor, please call toll free 1 (800) 869-6397 . Please read the prospectus carefully before you invest or send money.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by a Fund will decline and, therefore, the value of a Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in these Funds. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (95.0%)
Automobiles (8.2%)
Tesla, Inc. (a)	39,756	$17,879
Biotechnology (3.9%)
Biogen, Inc. (a)	6,130	1,079
Roivant Sciences Ltd. (a)	334,353	7,255
		8,334
Broadline Retail (1.0%)
MercadoLibre, Inc. (a)	1,091	2,198
Capital Markets (1.9%)
Coinbase Global, Inc., Class A (a)	7,942	1,796
MSCI, Inc.	4,163	2,388
		4,184
Entertainment (4.6%)
ROBLOX Corp., Class A (a)	122,366	9,915
Financial Services (3.6%)
Adyen NV (Netherlands) (a)	1,373	2,214
Federal National Mortgage Association (a)	528,962	5,676
		7,890
Ground Transportation (1.4%)
Union Pacific Corp.	13,434	3,108
Health Care Equipment & Supplies (3.7%)
Medline, Inc., Class A (a)	192,799	8,098
Hotels, Restaurants & Leisure (10.3%)
Airbnb, Inc., Class A (a)	87,808	11,917
DoorDash, Inc., Class A (a)	46,233	10,471
		22,388
Information Technology Services (24.6%)
Cloudflare, Inc., Class A (a)	135,429	26,700
Shopify, Inc., Class A (Canada) (a)	100,442	16,168
Snowflake, Inc., Class A (a)	47,393	10,396
		53,264
Interactive Media & Services (1.5%)
Alphabet, Inc., Class C	10,648	3,341
Pharmaceuticals (5.5%)
Royalty Pharma PLC, Class A	307,017	11,863
Software (17.8%)
AppLovin Corp., Class A (a)	15,891	10,708
Crowdstrike Holdings, Inc., Class A (a)	22,125	10,371
Samsara, Inc., Class A (a)	274,357	9,726
Strategy, Inc., Class A (a)	51,231	7,785
		38,590
Specialized REITs (1.0%)
American Tower Corp. REIT	12,362	2,170
Specialty Retail (2.4%)
Chewy, Inc., Class A (a)	60,503	2,000
Floor & Decor Holdings, Inc., Class A (a)	52,985	3,226
		5,226
Textiles, Apparel & Luxury Goods (1.0%)
LVMH Moet Hennessy Louis Vuitton SE (France)	2,913	2,196
	Shares	Value (000)
Trading Companies & Distributors (2.6%)
Core & Main, Inc., Class A (a)	107,545	$5,589
Total Common Stocks (Cost $132,483)		206,233
Investment Company (2.2%)
iShares Bitcoin Trust ETF (a) (Cost $3,678)	95,064	4,720
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $3,766)	3,766,453	3,766
Total Investments Excluding Purchased Options (98.9%) (Cost $139,927)		214,719
Total Purchased Options Outstanding (0.1%) (Cost $1,022)		171
Total Investments (99.0%) (Cost $140,949) (b)(c)(d)		214,890
Other Assets in Excess of Liabilities (1.0%)		2,154
Net Assets (100.0%)		$217,044

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $4,410,000 and 2.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  Securities are available for collateral in connection with purchased options.

(d)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $148,815,000. The aggregate gross unrealized appreciation is approximately $80,704,000 and the aggregate gross unrealized depreciation is approximately $14,625,000, resulting in net unrealized appreciation of approximately $66,079,000.

ETF  Exchange Traded Fund.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments (cont'd)

Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.32	Dec-26	77,727,392	$77,727	$142		$220	$(78)
Standard Chartered Bank	USD/CNH	CNH	7.58	Aug-26	69,614,829	69,615	25		228	(203)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	48,501,000	48,501	4		202	(198)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	50,168,535	50,169	—	@	207	(207)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	34,024,139	34,024	—	@	165	(165)
							$171		$1,022	$(851)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.0%
Information Technology Services	24.8
Software	18.0
Hotels, Restaurants & Leisure	10.4
Automobiles	8.3
Pharmaceuticals	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments

American Resilience Portfolio

	Shares	Value (000)
Common Stocks (91.5%)
Automobiles (3.2%)
Ferrari NV (Italy)	116	$43
Beverages (4.5%)
Coca-Cola Co.	853	60
Capital Markets (13.1%)
CME Group, Inc.	121	33
Intercontinental Exchange, Inc.	353	57
MSCI, Inc.	54	31
S&P Global, Inc.	100	53
		174
Financial Services (5.0%)
Visa, Inc., Class A	188	66
Ground Transportation (2.4%)
Uber Technologies, Inc. (a)	396	32
Health Care Equipment & Supplies (4.5%)
Abbott Laboratories	241	30
STERIS PLC	119	30
		60
Hotels, Restaurants & Leisure (2.4%)
Booking Holdings, Inc.	6	32
Household Products (3.9%)
Procter & Gamble Co.	355	51
Insurance (6.1%)
Aon PLC, Class A	101	36
Arthur J Gallagher & Co.	174	45
		81
Interactive Media & Services (6.0%)
Alphabet, Inc., Class A	253	79
Life Sciences Tools & Services (3.4%)
Thermo Fisher Scientific, Inc.	78	45
Machinery (3.2%)
Otis Worldwide Corp.	478	42
Pharmaceuticals (3.6%)
Zoetis, Inc.	369	47
Professional Services (7.2%)
Automatic Data Processing, Inc.	141	36
Broadridge Financial Solutions, Inc.	174	39
Equifax, Inc.	98	21
		96
Semiconductors & Semiconductor Equipment (4.2%)
Texas Instruments, Inc.	324	56
Software (13.5%)
Microsoft Corp.	215	104
Roper Technologies, Inc.	91	40
Synopsys, Inc. (a)	74	35
		179
	Shares	Value (000)
Specialty Retail (3.9%)
AutoZone, Inc. (a)	15	$51
Tobacco (1.4%)
Philip Morris International, Inc.	120	19
Total Common Stocks (Cost $1,078)		1,213
	No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc.
expires 3/31/40 (a)(b) (Cost $—)	16	—
Total Investments (91.5%) (Cost $1,078) (c)		1,213
Other Assets in Excess of Liabilities (8.5%)		112
Net Assets (100.0%)		$1,325

(a)  Non-income producing security.

(b)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(c)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $1,086,000. The aggregate gross unrealized appreciation is approximately $167,000 and the aggregate gross unrealized depreciation is approximately $39,000, resulting in net unrealized appreciation of approximately $128,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	39.3%
Software	14.9
Capital Markets	14.3
Professional Services	7.9
Insurance	6.7
Interactive Media & Services	6.5
Financial Services	5.4
Health Care Equipment & Supplies	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (94.7%)
China (42.3%)
Baidu, Inc. ADR (a)	43,548	$5,690
China Resources Mixc Lifestyle Services Ltd. (b)	350,400	1,939
Full Truck Alliance Co. Ltd. ADR	367,756	3,946
Greentown Service Group Co. Ltd. (b)	622,000	376
KE Holdings, Inc. ADR	113,788	1,793
Kuaishou Technology (b)	369,600	3,055
Kweichow Moutai Co. Ltd., Class A	23,794	4,692
Meituan, Class B (a)(b)	400,120	5,303
PDD Holdings, Inc. ADR (a)	27,506	3,119
Pony AI, Inc. ADR (a)	80,462	1,167
Pony AI, Inc., Class A (a)(b)	168,800	2,544
Qfin Holdings, Inc. ADR	71,116	1,370
Tencent Holdings Ltd. (b)	71,200	5,464
Trip.com Group Ltd. ADR	99,274	7,139
WeRide, Inc. ADR (a)	128,652	1,117
WeRide, Inc., Class A (a)(b)	334,700	989
		49,703
Hong Kong (1.5%)
AIA Group Ltd.	170,900	1,759
India (25.4%)
Eternal Ltd. (a)	1,562,297	4,841
HDFC Bank Ltd.	438,146	4,840
ICICI Bank Ltd. ADR	221,345	6,596
Indian Hotels Co. Ltd.	103,468	852
MakeMyTrip Ltd. (a)	53,563	4,399
Niva Bupa Health Insurance Co. Ltd. (a)	615,863	517
Tata Capital Ltd. (a)	886,831	3,373
Titan Co. Ltd.	98,400	4,442
		29,860
Korea, Republic of (11.5%)
Coupang, Inc. (a)	298,098	7,032
KakaoBank Corp.	229,744	3,444
NAVER Corp.	14,509	2,439
Webtoon Entertainment, Inc. (a)(c)	42,965	560
		13,475
Singapore (3.0%)
Grab Holdings Ltd., Class A (a)	706,174	3,524
Taiwan (11.0%)
MediaTek, Inc.	23,000	1,045
Taiwan Semiconductor Manufacturing Co. Ltd.	243,000	11,945
		12,990
Total Common Stocks (Cost $79,728)		111,311
Short-Term Investments (5.5%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $6,037)	6,037,538	6,037
	Shares	Value (000)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G)	316,678	$317
	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (3.83%, dated 12/31/25, due 1/2/26; proceeds $32; fully collateralized by a U.S. Government obligation; 0.00% due 8/15/26; valued at $33)	$32	32
Merrill Lynch & Co., Inc., (3.82%, dated 12/31/25, due 1/2/26; proceeds $78; fully collateralized by U.S. Government obligations; 1.63% — 2.00% due 11/15/50 — 8/15/51; valued at $79)	78	78
Merrill Lynch & Co., Inc., (3.65%, dated 12/31/25, due 1/2/26; proceeds $10; fully collateralized by a U.S. Government obligation; 4.00% due 1/15/27; valued at $10)	10	10
		120
Total Securities held as Collateral on Loaned Securities (Cost $437)		437
Total Short-Term Investments (Cost $6,474)		6,474
Total Investments (100.2%) (Cost $86,202) including $421 of Securities Loaned (d)(e)		117,785
Liabilities in Excess of Other Assets (–0.2%)		(236)
Net Assets (100.0%)		$117,549

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at December 31, 2025.

(d)  The approximate fair value and percentage of net assets, $56,953,000 and 48.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $92,825,000. The aggregate gross unrealized appreciation is approximately $38,769,000 and the aggregate gross unrealized depreciation is approximately $14,855,000, resulting in net unrealized appreciation of approximately $23,914,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments (cont'd)

Asia Opportunity Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	22.2%
Hotels, Restaurants & Leisure	19.2
Interactive Media & Services	14.7
Banks	12.7
Semiconductors & Semiconductor Equipment	11.1
Broadline Retail	8.6
Ground Transportation	6.4
Investment Company	5.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments

Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
Brazil (5.0%)
NU Holdings Ltd., Class A (a)	186,773	$3,127
China (35.5%)
Baidu, Inc. ADR (a)	20,002	2,613
China Resources Mixc Lifestyle Services Ltd. (b)	180,600	1,000
Full Truck Alliance Co. Ltd. ADR	132,055	1,417
KE Holdings, Inc. ADR	37,745	595
Kuaishou Technology (b)	131,500	1,087
Kweichow Moutai Co. Ltd., Class A	9,389	1,851
Meituan, Class B (a)(b)	210,880	2,795
PDD Holdings, Inc. ADR (a)	9,945	1,128
Pony AI, Inc. ADR (a)	40,786	591
Pony AI, Inc., Class A (a)(b)	112,000	1,688
Qfin Holdings, Inc. ADR	23,159	446
Tencent Holdings Ltd. (b)	37,000	2,840
Trip.com Group Ltd. ADR	42,363	3,046
WeRide, Inc. ADR (a)(b)	45,489	395
WeRide, Inc., Class A (a)(b)	247,700	732
		22,224
India (23.5%)
Eternal Ltd. (a)	840,124	2,604
HDFC Bank Ltd.	231,516	2,558
ICICI Bank Ltd. ADR	95,660	2,851
Indian Hotels Co. Ltd.	53,388	439
MakeMyTrip Ltd. (a)	27,969	2,297
Niva Bupa Health Insurance Co. Ltd. (a)	307,450	258
Tata Capital Ltd. (a)	470,741	1,790
Titan Co. Ltd.	42,162	1,903
		14,700
Korea, Republic of (10.0%)
Coupang, Inc. (a)	145,304	3,428
KakaoBank Corp.	87,315	1,309
NAVER Corp.	7,367	1,238
Webtoon Entertainment, Inc. (a)	20,936	273
		6,248
Poland (1.1%)
Allegro.eu SA (a)	81,237	697
Singapore (3.0%)
Grab Holdings Ltd., Class A (a)	373,010	1,861
Taiwan (10.7%)
MediaTek, Inc.	14,000	636
Taiwan Semiconductor Manufacturing Co. Ltd.	124,000	6,095
		6,731
United States (6.6%)
MercadoLibre, Inc. (a)	2,059	4,147
Total Common Stocks (Cost $48,515)		59,735
	Shares	Value (000)
Short-Term Investment (5.7%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $3,544)	3,544,005	$3,544
Total Investments (101.1%) (Cost $52,059) (c)(d)		63,279
Liabilities in Excess of Other Assets (–1.1%)		(683)
Net Assets (100.0%)		$62,596

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $27,310,000 and 43.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $56,601,000. The aggregate gross unrealized appreciation is approximately $12,389,000 and the aggregate gross unrealized depreciation is approximately $6,145,000, resulting in net unrealized appreciation of approximately $6,244,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	17.8%
Hotels, Restaurants & Leisure	17.6
Banks	15.7
Broadline Retail	14.9
Interactive Media & Services	12.7
Semiconductors & Semiconductor Equipment	10.6
Investment Company	5.6
Ground Transportation	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments

Emerging Markets ex China Portfolio

	Shares	Value (000)
Common Stocks (99.4%)
Brazil (6.6%)
Banco BTG Pactual SA (Units) (a)	5,798	$56
Itau Unibanco Holding SA (Preference)	16,983	121
Motiva Infraestrutura de Mobilidade SA	26,972	74
Rede D'Or Sao Luiz SA	19,496	144
Telefonica Brasil SA	7,475	45
Vale SA	4,833	63
WEG SA	13,911	123
		626
Chile (0.5%)
Banco de Chile	260,116	50
Czech Republic (0.6%)
Komercni Banka AS	1,012	57
Egypt (0.9%)
Commercial International Bank — Egypt (CIB)	38,673	84
India (25.9%)
360 ONE WAM Ltd.	4,331	57
Axis Bank Ltd.	2,435	34
Bajaj Auto Ltd.	687	72
Bajaj Finance Ltd.	8,910	98
CG Power & Industrial Solutions Ltd.	9,236	67
Colgate-Palmolive India Ltd.	834	19
Grasim Industries Ltd.	3,659	115
HDFC Asset Management Co. Ltd.	1,694	50
HDFC Bank Ltd.	20,520	227
Hindalco Industries Ltd.	6,292	62
Hitachi Energy India Ltd.	356	73
ICICI Bank Ltd.	14,170	212
IDFC First Bank Ltd.	99,782	95
Infosys Ltd.	4,193	76
Infosys Ltd. ADR	3,149	56
Larsen & Toubro Ltd.	1,468	67
Lodha Developers Ltd.	5,091	60
Mahindra & Mahindra Ltd.	5,707	236
MakeMyTrip Ltd. (b)	365	30
Max Healthcare Institute Ltd.	9,017	105
Pidilite Industries Ltd.	3,716	61
Reliance Industries Ltd.	12,768	223
Samvardhana Motherson International Ltd.	38,178	51
Shriram Finance Ltd.	6,882	76
State Bank of India	13,310	146
Swiggy Ltd. (b)	12,801	55
United Breweries Ltd.	1,566	28
		2,451
Indonesia (1.2%)
Bank Syariah Indonesia Tbk. PT	220,000	29
Cisarua Mountain Dairy Tbk. PT	169,700	58
Indosat Tbk. PT	229,100	32
		119
Kazakhstan (0.7%)
NAC Kazatomprom JSC GDR	1,256	70
	Shares	Value (000)
Korea, Republic of (15.1%)
HYBE Co. Ltd.	111	$25
Hyundai Motor Co.	396	82
KB Financial Group, Inc.	2,004	172
Kia Corp.	692	59
KT&G Corp.	473	47
NAVER Corp.	434	73
Samsung Electronics Co. Ltd.	10,230	857
SK Hynix, Inc.	242	110
		1,425
Malaysia (0.9%)
CIMB Group Holdings Bhd.	31,200	63
Malayan Banking Bhd.	8,500	22
		85
Mexico (2.7%)
Grupo Financiero Banorte SAB de CV Series O	12,071	112
Prologis Property Mexico SA de CV REIT	16,687	70
Wal-Mart de Mexico SAB de CV	22,529	70
		252
Peru (1.2%)
Credicorp Ltd.	397	114
Poland (4.3%)
Allegro.eu SA (b)	8,122	70
Budimex SA	358	63
Grupa Kety SA	635	161
Powszechna Kasa Oszczednosci Bank Polski SA	4,740	112
		406
Saudi Arabia (0.6%)
Bupa Arabia for Cooperative Insurance Co.	1,603	59
South Africa (4.9%)
AVI Ltd.	14,619	93
Capitec Bank Holdings Ltd.	877	220
Clicks Group Ltd.	2,797	57
OUTsurance Group Ltd.	21,371	93
		463
Sweden (1.1%)
Medicover AB	4,244	101
Taiwan (29.6%)
Airtac International Group	1,000	29
Alchip Technologies Ltd.	1,000	112
ASE Technology Holding Co. Ltd.	21,000	166
Delta Electronics, Inc.	4,000	122
Hon Hai Precision Industry Co. Ltd.	26,000	191
MediaTek, Inc.	3,000	136
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	1,819
Unimicron Technology Corp.	15,000	105
Wiwynn Corp.	845	120
		2,800
United Kingdom (2.2%)
Antofagasta PLC	4,708	207

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments (cont'd)

Emerging Markets ex China Portfolio

	Shares	Value (000)
United States (0.4%)
MercadoLibre, Inc. (b)	19	$38
Total Common Stocks (Cost $5,828)		9,407
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.71% (See Note G) (Cost $84)	84,393	84
Total Investments (100.3%) (Cost $5,912) (c)(d)		9,491
Liabilities in Excess of Other Assets (–0.3%)		(33)
Net Assets (100.0%)		$9,458

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $8,917,000 and 94.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $5,973,000. The aggregate gross unrealized appreciation is approximately $3,661,000 and the aggregate gross unrealized depreciation is approximately $270,000, resulting in net unrealized appreciation of approximately $3,391,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

JSC  Joint Stock Company.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	40.1%
Semiconductors & Semiconductor Equipment	24.7
Banks	19.7
Tech Hardware, Storage & Peripherals	10.3
Metals & Mining	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Brazil (21.1%)
Banco Bradesco SA (Preference)	179,233	$587
Banco BTG Pactual SA (Units) (a)	462,364	4,429
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	51,616	1,242
Localiza Rent a Car SA	1,107,464	8,765
Localiza Rent a Car SA (Preference) (b)	42,594	323
NU Holdings Ltd., Class A (b)	367,292	6,148
Raia Drogasil SA	1,091,116	4,654
		26,148
China (3.0%)
Tencent Holdings Ltd. (c)	48,600	3,730
Greece (0.5%)
Optima bank SA	62,814	569
India (36.7%)
Adani Ports & Special Economic Zone Ltd.	172,376	2,822
AU Small Finance Bank Ltd.	111,414	1,233
Bharti Airtel Ltd.	237,626	5,577
Cholamandalam Investment & Finance Co. Ltd.	155,457	2,949
Divi's Laboratories Ltd.	50,924	3,620
Eternal Ltd. (b)	960,673	2,977
Global Health Ltd.	99,445	1,314
HDFC Bank Ltd.	282,385	3,119
HDFC Bank Ltd. ADR	6,032	220
ICICI Bank Ltd.	249,298	3,731
KEI Industries Ltd.	84,926	4,219
Laurus Labs Ltd.	223,653	2,757
Oberoi Realty Ltd.	68,935	1,282
Samvardhana Motherson International Ltd.	2,945,498	3,935
Varun Beverages Ltd.	1,046,816	5,715
		45,470
Korea, Republic of (0.2%)
Coupang, Inc. (b)	10,314	243
Mexico (5.0%)
Grupo Financiero Banorte SAB de CV Series O	661,912	6,133
Singapore (4.4%)
Sea Ltd. ADR (b)	42,524	5,425
South Africa (2.1%)
Anglogold Ashanti PLC	29,706	2,558
Taiwan (14.6%)
E Ink Holdings, Inc.	421,000	2,645
eMemory Technology, Inc.	10,000	549
Taiwan Semiconductor Manufacturing Co. Ltd.	304,000	14,944
		18,138
Thailand (2.0%)
True Corp. PCL	5,341,100	1,846
True Corp. PCL NVDR	1,933,000	668
		2,514
	Shares	Value (000)
United States (7.4%)
MercadoLibre, Inc. (b)	2,228	$4,488
XP, Inc., Class A	287,543	4,707
		9,195
Total Common Stocks (Cost $95,465)		120,123
Short-Term Investment (4.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.71% (See Note G) (Cost $5,190)	5,190,410	5,190
Total Investments (101.2%) (Cost $100,655) (d)(e)		125,313
Liabilities in Excess of Other Assets (–1.2%)		(1,503)
Net Assets (100.0%)		$123,810

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Non-income producing security.

(c)  Security trades on the Hong Kong exchange.

(d)  The approximate fair value and percentage of net assets, $92,435,000 and 74.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $103,880,000. The aggregate gross unrealized appreciation is approximately $27,856,000 and the aggregate gross unrealized depreciation is approximately $8,150,000, resulting in net unrealized appreciation of approximately $19,706,000.

ADR  American Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	47.5%
Banks	17.5
Semiconductors & Semiconductor Equipment	12.4
Broadline Retail	8.1
Ground Transportation	7.3
Capital Markets	7.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (100.9%)
Brazil (5.9%)
Banco BTG Pactual SA (Units) (a)	41,657	$399
Itau Unibanco Holding SA (Preference)	209,962	1,501
Raia Drogasil SA	248,722	1,061
Rede D'Or Sao Luiz SA	174,189	1,290
Telefonica Brasil SA	110,068	659
Vale SA	61,836	807
WEG SA	240,934	2,128
		7,845
Chile (0.8%)
Banco de Chile	5,810,618	1,122
China (21.1%)
Alibaba Group Holding Ltd. (b)	267,600	4,913
Bank of Jiangsu Co. Ltd., Class A	527,300	785
Bank of Ningbo Co. Ltd., Class A	158,900	639
BYD Co. Ltd., H Shares (b)	37,900	463
China Construction Bank Corp., H Shares (b)	2,331,120	2,307
China International Capital Corp. Ltd., Class H (b)	203,600	514
China Merchants Bank Co. Ltd., H Shares (b)	270,500	1,840
Contemporary Amperex Technology Co. Ltd., Class A	16,000	841
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	118,059	1,007
Kuaishou Technology (b)	59,600	493
NARI Technology Co. Ltd., Class A	222,600	716
NAURA Technology Group Co. Ltd., Class A	12,795	841
NetEase, Inc. (b)	35,200	969
Ping An Insurance Group Co. of China Ltd., Class H (b)	90,000	756
Shenzhen Inovance Technology Co. Ltd., Class A	78,100	842
Tencent Holdings Ltd. (b)	96,400	7,398
Trip.com Group Ltd. ADR	19,072	1,372
Xiaomi Corp., Class B (b)(c)	173,600	876
Yum China Holdings, Inc.	13,599	649
		28,221
Czech Republic (0.7%)
Komercni Banka AS	15,557	877
India (21.3%)
360 ONE WAM Ltd.	52,542	696
Avenue Supermarts Ltd. (c)	12,892	543
Axis Bank Ltd.	78,868	1,115
Bajaj Auto Ltd.	9,434	981
Bajaj Finance Ltd.	111,996	1,232
CG Power & Industrial Solutions Ltd.	48,312	348
Colgate-Palmolive India Ltd.	10,252	237
Grasim Industries Ltd.	29,488	929
HDFC Asset Management Co. Ltd.	38,329	1,140
HDFC Bank Ltd.	620	7
HDFC Bank Ltd. ADR	56,510	2,065
Hindalco Industries Ltd.	55,554	548
Hitachi Energy India Ltd.	5,024	1,024
	Shares	Value (000)
ICICI Bank Ltd.	118,656	$1,776
ICICI Bank Ltd. ADR	12,858	383
IDFC First Bank Ltd.	1,364,639	1,301
Infosys Ltd. ADR (d)	77,525	1,382
Larsen & Toubro Ltd.	18,870	858
Lodha Developers Ltd.	72,341	855
Mahindra & Mahindra Ltd.	46,811	1,933
MakeMyTrip Ltd. (c)	5,773	474
Max Healthcare Institute Ltd.	84,684	985
Pidilite Industries Ltd.	47,726	787
Reliance Industries Ltd.	146,338	2,561
Samvardhana Motherson International Ltd.	475,894	636
Shriram Finance Ltd.	82,203	912
State Bank of India	165,143	1,807
Swiggy Ltd. (c)	82,339	354
United Breweries Ltd.	34,123	616
		28,485
Indonesia (0.5%)
Cisarua Mountain Dairy Tbk. PT	1,800,800	610
Korea, Republic of (12.7%)
HYBE Co. Ltd. (c)	1,671	382
Hyundai Motor Co.	5,842	1,206
KB Financial Group, Inc.	15,072	1,297
Kia Corp.	9,349	793
KT&G Corp.	6,995	689
NAVER Corp.	6,342	1,066
Samsung Electronics Co. Ltd.	117,121	9,817
SK Hynix, Inc.	3,846	1,742
		16,992
Malaysia (1.3%)
CIMB Group Holdings Bhd.	477,400	970
Malayan Banking Bhd.	287,500	742
		1,712
Mexico (3.5%)
Grupo Financiero Banorte SAB de CV Series O	195,547	1,812
Kimberly-Clark de Mexico SAB de CV, Class A	357,358	762
Prologis Property Mexico SA de CV REIT	162,045	677
Wal-Mart de Mexico SAB de CV	449,802	1,399
		4,650
Peru (0.5%)
Credicorp Ltd.	2,393	687
Poland (3.0%)
Allegro.eu SA (c)	174,687	1,499
Budimex SA	4,748	840
Powszechna Kasa Oszczednosci Bank Polski SA	70,025	1,653
		3,992
Saudi Arabia (1.0%)
Alinma Bank	103,307	671
Bupa Arabia for Cooperative Insurance Co.	18,209	675
		1,346

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
South Africa (3.4%)
AVI Ltd.	176,311	$1,126
Capitec Bank Holdings Ltd.	7,829	1,965
Clicks Group Ltd.	39,063	796
OUTsurance Group Ltd.	141,492	612
		4,499
Taiwan (23.1%)
Airtac International Group	19,448	573
Alchip Technologies Ltd.	10,000	1,116
ASE Technology Holding Co. Ltd.	126,000	994
Chailease Holding Co. Ltd.	152,000	510
Delta Electronics, Inc.	37,000	1,129
Hon Hai Precision Industry Co. Ltd.	277,000	2,030
MediaTek, Inc.	33,000	1,498
Taiwan Semiconductor Manufacturing Co. Ltd.	405,205	19,919
Unimicron Technology Corp.	183,000	1,278
Wiwynn Corp.	12,722	1,812
		30,859
United Kingdom (1.5%)
Antofagasta PLC	47,312	2,078
United States (0.6%)
MercadoLibre, Inc. (c)	394	794
Total Common Stocks (Cost $77,181)		134,769
Short-Term Investments (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.71% (See Note G) (Cost $715)	715,232	715
Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.71% (See Note G) (Cost $36)	36,205	36
Total Short-Term Investments (Cost $751)		751
Total Investments (101.5%) (Cost $77,932) including $1,230 of Securities Loaned (e)(f)		135,520
Liabilities in Excess of Other Assets (–1.5%)		(2,032)
Net Assets (100.0%)		$133,488

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

(d)  All or a portion of this security was on loan at December 31, 2025.

(e)  The approximate fair value and percentage of net assets, $122,313,000 and 91.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(f)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $79,922,000. The aggregate gross unrealized appreciation is approximately $58,214,000 and the aggregate gross unrealized depreciation is approximately $4,267,000, resulting in net unrealized appreciation of approximately $53,947,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	39.4%
Banks	20.2
Semiconductors & Semiconductor Equipment	19.3
Tech Hardware, Storage & Peripherals	9.2
Interactive Media & Services	6.6
Broadline Retail	5.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (99.2%)
Canada (3.7%)
Shopify, Inc., Class A (a)	83,523	$13,445
China (7.2%)
Tencent Holdings Ltd. ADR	339,157	25,962
Italy (2.6%)
Ferrari NV	25,132	9,288
Japan (5.6%)
Mizuho Financial Group, Inc. ADR	2,750,350	20,132
Spain (5.8%)
Banco Santander SA ADR	1,788,078	20,974
Taiwan (7.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	93,023	28,269
United Kingdom (5.3%)
Rolls-Royce Holdings PLC ADR	1,208,831	19,003
United States (61.1%)
Ameriprise Financial, Inc.	27,016	13,247
CBRE Group, Inc., Class A (a)	137,195	22,060
Costco Wholesale Corp.	7,645	6,593
CRH PLC	166,862	20,824
Eli Lilly & Co.	15,883	17,069
JPMorgan Chase & Co.	59,210	19,079
LPL Financial Holdings, Inc.	34,802	12,430
Mastercard, Inc., Class A	15,688	8,956
Microsoft Corp.	57,382	27,751
Netflix, Inc. (a)	101,095	9,479
NVIDIA Corp.	209,642	39,098
Progressive Corp.	61,472	13,998
United Rentals, Inc.	11,072	8,961
		219,545
Total Common Stocks (Cost $275,154)		356,618
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $3,437)	3,436,835	3,437
Total Investments (100.1%) (Cost $278,591) (b)		360,055
Liabilities in Excess of Other Assets (–0.1%)		(408)
Net Assets (100.0%)		$359,647

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $280,091,000. The aggregate gross unrealized appreciation is approximately $84,541,000 and the aggregate gross unrealized depreciation is approximately $4,578,000, resulting in net unrealized appreciation of approximately $79,963,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.4%
Semiconductors & Semiconductor Equipment	18.7
Banks	16.7
Software	7.7
Interactive Media & Services	7.2
Capital Markets	7.1
Real Estate Management & Development	6.1
Construction Materials	5.8
Aerospace & Defense	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
Canada (2.3%)
Agnico Eagle Mines Ltd.	2,205	$374
Shopify, Inc., Class A (a)	5,463	879
		1,253
China (5.1%)
NetEase, Inc. ADR	2,829	390
Tencent Holdings Ltd. ADR	31,695	2,426
		2,816
France (1.0%)
Hermes International SCA ADR	1,027	254
LVMH Moet Hennessy Louis Vuitton SE	427	322
		576
Italy (2.7%)
Ferrari NV	4,043	1,494
Japan (5.5%)
Mizuho Financial Group, Inc. ADR	142,763	1,045
Sumitomo Mitsui Financial Group, Inc. ADR	100,838	1,949
		2,994
Spain (4.8%)
Banco Santander SA ADR	221,924	2,603
Taiwan (5.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,203	3,101
United Kingdom (3.0%)
Rolls-Royce Holdings PLC ADR	104,832	1,648
United States (69.2%)
Alphabet, Inc., Class A	9,736	3,047
Amazon.com, Inc. (a)	10,024	2,314
Ameriprise Financial, Inc.	3,128	1,534
Apple, Inc.	10,318	2,805
Brown & Brown, Inc.	7,971	635
Cboe Global Markets, Inc.	6,468	1,623
CBRE Group, Inc., Class A (a)	10,705	1,721
Chevron Corp.	4,533	691
Costco Wholesale Corp.	124	107
CRH PLC	24,213	3,022
Evercore, Inc., Class A	331	113
General Electric Co.	3,573	1,101
JPMorgan Chase & Co.	8,561	2,758
Linde PLC	293	125
LPL Financial Holdings, Inc.	2,854	1,019
Mastercard, Inc., Class A	1,740	993
MercadoLibre, Inc. (a)	244	491
Microsoft Corp.	5,392	2,608
Millrose Properties, Inc. REIT	912	27
Netflix, Inc. (a)	15,070	1,413
NVIDIA Corp.	20,427	3,810
Progressive Corp.	5,134	1,169
Tesla, Inc. (a)	2,295	1,032
TJX Cos., Inc.	14,238	2,187
Toll Brothers, Inc.	966	131
	Shares	Value (000)
United Rentals, Inc.	1,287	$1,042
Valero Energy Corp.	1,625	265
Waste Management, Inc.	490	108
		37,891
Total Common Stocks (Cost $36,127)		54,376
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $359)	358,711	359
Total Investments (100.0%) (Cost $36,486) (b)(c)		54,735
Other Assets in Excess of Liabilities (0.0%)‡		1
Net Assets (100.0%)		$54,736

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $322,000 and 0.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $36,555,000. The aggregate gross unrealized appreciation is approximately $18,309,000 and the aggregate gross unrealized depreciation is approximately $128,000, resulting in net unrealized appreciation of approximately $18,181,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.4%
Banks	15.3
Semiconductors & Semiconductor Equipment	12.7
Interactive Media & Services	10.0
Capital Markets	7.9
Construction Materials	5.5
Broadline Retail	5.1
Tech Hardware, Storage & Peripherals	5.1
Aerospace & Defense	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (88.7%)
Canada (1.2%)
Colliers International Group, Inc.	2,198	$323
Cayman Islands (4.3%)
Belite Bio, Inc. ADR (a)	7,022	1,123
France (5.6%)
Abivax SA (a)	10,307	1,449
Israel (5.7%)
Teva Pharmaceutical Industries Ltd. ADR (a)	48,030	1,499
Japan (1.7%)
Sansan, Inc. (a)	39,800	441
United Kingdom (7.4%)
Victoria PLC (a)	3,647,784	1,932
United States (62.8%)
Appian Corp., Class A (a)	27,312	967
Arbutus Biopharma Corp. (a)	269,347	1,296
Calumet, Inc. (a)	51,259	1,019
Carvana Co. (a)	809	341
Core & Main, Inc., Class A (a)	6,832	355
Corpay, Inc. (a)	3,599	1,083
EchoStar Corp., Class A (a)	3,081	335
Floor & Decor Holdings, Inc., Class A (a)	18,411	1,121
HCA Healthcare, Inc.	2,226	1,039
Immunovant, Inc. (a)	53,045	1,348
Insmed, Inc. (a)	3,504	610
QXO, Inc. (a)	78,079	1,506
Roivant Sciences Ltd. (a)	85,745	1,861
Royalty Pharma PLC, Class A	18,739	724
Somnigroup International, Inc.	9,181	820
Teleflex, Inc.	11,739	1,433
United Therapeutics Corp. (a)	1,062	517
		16,375
Total Common Stocks (Cost $24,913)		23,142
Short-Term Investment (10.7%)
Investment Company (10.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $2,792)	2,792,476	2,792
Total Investments (99.4%) (Cost $27,705) (b)(c)		25,934
Other Assets in Excess of Liabilities (0.6%)		152
Net Assets (100.0%)		$26,086

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $3,822,000 and 14.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $29,110,000. The aggregate gross unrealized appreciation is approximately $4,555,000 and the aggregate gross unrealized depreciation is approximately $7,732,000, resulting in net unrealized depreciation of approximately $3,177,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Biotechnology	27.3%
Other*	14.7
Pharmaceuticals	12.9
Investment Company	10.8
Household Durables	10.6
Trading Companies & Distributors	7.2
Specialty Retail	5.6
Health Care Equipment & Supplies	5.5
Software	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
France (3.6%)
L'Oreal SA	162,291	$69,674
Germany (7.6%)
SAP SE	602,589	146,410
Italy (2.3%)
Ferrari NV (Borsa Italiana)	60,989	22,664
Ferrari NV (NYSE)	60,713	22,437
		45,101
United Kingdom (9.5%)
Experian PLC	882,606	39,794
Haleon PLC	11,795,929	59,609
RELX PLC (LSE)	1,784,612	71,897
RELX PLC (Euronext NV)	288,340	11,744
		183,044
United States (75.8%)
Abbott Laboratories	427,465	53,557
Alphabet, Inc., Class A	309,925	97,007
Aon PLC, Class A	145,998	51,520
Arthur J Gallagher & Co.	266,349	68,928
Automatic Data Processing, Inc.	219,318	56,415
AutoZone, Inc. (a)	13,950	47,311
Booking Holdings, Inc.	8,465	45,333
Broadridge Financial Solutions, Inc.	147,277	32,868
CME Group, Inc.	184,327	50,336
Coca-Cola Co.	1,129,417	78,958
Equifax, Inc.	112,607	24,434
Intercontinental Exchange, Inc.	421,065	68,196
Microsoft Corp.	345,917	167,292
MSCI, Inc.	62,843	36,055
Otis Worldwide Corp.	440,929	38,515
Philip Morris International, Inc.	166,027	26,631
Procter & Gamble Co.	456,929	65,483
Roper Technologies, Inc.	111,757	49,746
S&P Global, Inc.	128,219	67,006
STERIS PLC	143,338	36,339
Synopsys, Inc. (a)	103,820	48,766
Thermo Fisher Scientific, Inc.	112,856	65,394
Uber Technologies, Inc. (a)	526,235	42,999
Visa, Inc., Class A	290,403	101,847
Zoetis, Inc.	370,887	46,665
		1,467,601
Total Common Stocks (Cost $1,333,354)		1,911,830
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $19,055)	19,055,533	19,055
Total Investments (99.8%) (Cost $1,352,409) (b)(c)		1,930,885
Other Assets in Excess of Liabilities (0.2%)		4,144
Net Assets (100.0%)		$1,935,029

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $421,792,000 and 21.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $1,359,166,000. The aggregate gross unrealized appreciation is approximately $598,859,000 and the aggregate gross unrealized depreciation is approximately $27,097,000, resulting in net unrealized appreciation of approximately $571,762,000.

Borsa Italiana  Italian Stock Exchange.

Euronext NV  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

NYSE  New York Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.8%
Software	21.3
Professional Services	12.3
Capital Markets	11.5
Insurance	6.3
Pharmaceuticals	5.5
Financial Services	5.3
Interactive Media & Services	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (96.7%)
Brazil (0.6%)
NU Holdings Ltd., Class A (a)	23,890	$400
Canada (5.9%)
Shopify, Inc., Class A (a)	23,113	3,721
Israel (1.5%)
Global-e Online Ltd. (a)	24,162	950
Korea, Republic of (0.5%)
Coupang, Inc. (a)	12,570	297
Netherlands (5.0%)
Adyen NV (a)	1,946	3,138
Singapore (1.0%)
Grab Holdings Ltd., Class A (a)	63,357	316
Sea Ltd. ADR (a)	2,381	304
		620
United Kingdom (0.0%)‡
Victoria PLC (a)	70,649	37
United States (82.2%)
Affirm Holdings, Inc. (a)	55,587	4,137
Agilon Health, Inc. (a)	184,098	127
AppLovin Corp., Class A (a)	5,369	3,618
Arbutus Biopharma Corp. (a)	171,172	823
Aurora Innovation, Inc. (a)	396,122	1,521
BitMine Immersion Technologies, Inc.	35,422	962
Cloudflare, Inc., Class A (a)	40,204	7,926
Core & Main, Inc., Class A (a)	20,443	1,062
Federal National Mortgage Association (a)	156,244	1,677
Immunovant, Inc. (a)	12,839	326
IonQ, Inc. (a)	43,826	1,966
Landbridge Co. LLC, Class A (b)	24,971	1,223
MercadoLibre, Inc. (a)	1,544	3,110
Opendoor Technologies, Inc. (a)	263,434	1,536
ProKidney Corp. (a)	55,698	125
QXO, Inc. (a)	152,978	2,951
ROBLOX Corp., Class A (a)	27,105	2,196
Roivant Sciences Ltd. (a)	139,009	3,017
Royalty Pharma PLC, Class A	95,197	3,678
Snowflake, Inc., Class A (a)	10,436	2,289
Strategy, Inc., Class A (a)	10,948	1,664
Tesla, Inc. (a)	11,684	5,255
Twenty One Capital, Inc., Class A (a)	60,699	532
XOMA Royalty Corp. (a)	11,589	308
		52,029
Total Common Stocks (Cost $42,358)		61,192
Preferred Stock (0.1%)
United States (0.1%)
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $73; acquired 6/17/14)	6,374	20
Investment Company (2.2%)
United States (2.2%)
iShares Bitcoin Trust ETF (a) (Cost $1,082)	27,954	1,388
	No. of Warrants	Value (000)
Warrants (0.0%)‡
United States (0.0%)‡
Opendoor Technologies, Inc. expires 11/20/26 (a) (Cost $—)	16,920	$10
	Shares
Short-Term Investments (3.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $774)	774,147	774
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G)	928,326	928
	Face Amount (000)
Repurchase Agreements (0.5%)
HSBC Securities USA, Inc., (3.83%, dated 12/31/25, due 1/2/26; proceeds $95; fully collateralized by a U.S. Government obligation; 0.00% due 8/15/26; valued at $97)	$95	95
Merrill Lynch & Co., Inc., (3.82%, dated 12/31/25, due 1/2/26; proceeds $227; fully collateralized by U.S. Government obligations; 1.63% — 2.00% due 11/15/50 — 8/15/51; valued at $232)	227	227
Merrill Lynch & Co., Inc., (3.65%, dated 12/31/25, due 1/2/26; proceeds $30; fully collateralized by a U.S. Government obligation; 4.00% due 1/15/27; valued at $30)	30	30
		352
Total Securities held as Collateral on Loaned Securities (Cost $1,280)		1,280
Total Short-Term Investments (Cost $2,054)		2,054
Total Investments Excluding Purchased Options (102.2%) (Cost $45,567)		64,664
Total Purchased Options Outstanding (0.1%) (Cost $313)		51
Total Investments (102.3%) (Cost $45,880) including $1,223 of Securities Loaned (e)(f)		64,715
Liabilities in Excess of Other Assets (–2.3%)		(1,455)
Net Assets (100.0%)		$63,260

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at December 31, 2025.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments (cont'd)

Global Insight Portfolio

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at December 31, 2025 amounts to approximately $20,000 and represents 0.0% of net assets.

(d)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(e)  Securities are available for collateral in connection with purchased options.

(f)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $48,368,000. The aggregate gross unrealized appreciation is approximately $25,548,000 and the aggregate gross unrealized depreciation is approximately $9,199,000, resulting in net unrealized appreciation of approximately $16,349,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.32	Dec-26	23,308,767	$23,309	$42		$66	$(24)
Standard Chartered Bank	USD/CNH	CNH	7.58	Aug-26	21,170,064	21,170	8		69	(61)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	15,064,889	15,065	1		63	(62)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	15,854,951	15,855	—	@	65	(65)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	10,380,713	10,381	—	@	50	(50)
							$51		$313	$(262)

@  Value is less than $500.

CNH  Chinese Yuan Renminbi Offshore

USD  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	21.4%
Other**	18.3
Financial Services	13.8
Software	12.0
Automobiles	8.1
Broadline Retail	7.3
Biotechnology	7.2
Trading Companies & Distributors	6.2
Pharmaceuticals	5.7
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
Brazil (2.6%)
NU Holdings Ltd., Class A (a)	4,979,905	$83,364
Canada (1.9%)
Shopify, Inc., Class A (a)	393,181	63,290
China (4.4%)
Meituan, Class B (a)(b)	4,992,200	66,158
Trip.com Group Ltd. ADR	1,049,147	75,444
		141,602
Denmark (4.8%)
DSV AS	621,996	156,654
France (9.5%)
Hermes International SCA	36,018	89,427
LVMH Moet Hennessy Louis Vuitton SE	108,525	81,799
Schneider Electric SE	508,578	139,135
		310,361
India (5.7%)
HDFC Bank Ltd.	7,720,863	85,291
ICICI Bank Ltd. ADR	3,411,706	101,669
		186,960
Italy (2.8%)
Moncler SpA	1,405,076	89,813
Japan (1.5%)
Keyence Corp.	135,000	48,833
Korea, Republic of (3.2%)
Coupang, Inc. (a)	4,070,554	96,024
KakaoBank Corp.	611,700	9,170
		105,194
Netherlands (3.1%)
ASML Holding NV	92,775	99,967
Singapore (0.7%)
Grab Holdings Ltd., Class A (a)	4,529,904	22,604
Sweden (4.6%)
Spotify Technology SA (a)	255,538	148,393
Switzerland (1.8%)
On Holding AG, Class A (a)	1,263,112	58,709
Taiwan (6.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,094,000	201,250
United States (45.0%)
Airbnb, Inc., Class A (a)	575,051	78,046
Amazon.com, Inc. (a)	426,642	98,477
Block, Inc., Class A (a)	1,021,244	66,473
Crowdstrike Holdings, Inc., Class A (a)	67,678	31,725
DoorDash, Inc., Class A (a)	803,125	181,892
Liberty Media Corp.-Liberty Formula One, Class C (a)	504,851	49,733
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	6,530	—
Mastercard, Inc., Class A	142,774	81,507
MercadoLibre, Inc. (a)	73,706	148,463
	Shares	Value (000)
Meta Platforms, Inc., Class A	348,909	$230,311
ServiceNow, Inc. (a)	556,255	85,213
TKO Group Holdings, Inc.	352,560	73,685
Uber Technologies, Inc. (a)	2,301,319	188,041
Visa, Inc., Class A	279,210	97,922
Walt Disney Co.	443,910	50,503
		1,461,991
Total Common Stocks (Cost $1,537,901)		3,178,985
Short-Term Investment (3.9%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $125,831)	125,830,719	125,831
Total Investments (101.7%) (Cost $1,663,732) (e)(f)		3,304,816
Liabilities in Excess of Other Assets (–1.7%)		(54,580)
Net Assets (100.0%)		$3,250,236

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security (excluding 144A holdings) at December 31, 2025 amounts to $0 and represents 0.0% of net assets.

(d)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(e)  The approximate fair value and percentage of net assets, $1,067,497,000 and 32.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(f)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $1,716,357,000. The aggregate gross unrealized appreciation is approximately $1,678,416,000 and the aggregate gross unrealized depreciation is approximately $108,256,000, resulting in net unrealized appreciation of approximately $1,570,160,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments (cont'd)

Global Opportunity Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	19.6%
Hotels, Restaurants & Leisure	12.1
Broadline Retail	10.4
Entertainment	9.7
Textiles, Apparel & Luxury Goods	9.7
Semiconductors & Semiconductor Equipment	9.1
Banks	8.5
Financial Services	7.5
Interactive Media & Services	7.0
Ground Transportation	6.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
Brazil (0.1%)
Vale SA	342	$5
Canada (8.9%)
Cameco Corp.	266	24
Canadian National Railway Co.	2,438	241
FirstService Corp.	156	24
Shopify, Inc., Class A (a)	755	122
		411
France (12.1%)
Airbus SE	96	22
EssilorLuxottica SA	15	5
Eurofins Scientific SE	3,383	248
Hermes International SCA	2	5
L'Oreal SA	115	49
LVMH Moet Hennessy Louis Vuitton SE	295	222
Safran SA	14	5
		556
Germany (1.5%)
Birkenstock Holding PLC (a)	1,698	69
India (0.3%)
HDFC Bank Ltd. ADR	328	12
Israel (1.4%)
Oddity Tech Ltd., Class A (a)	1,619	65
Italy (0.2%)
Brunello Cucinelli SpA	33	4
Ferrari NV	9	3
		7
Mexico (0.5%)
Alsea SAB de CV	8,300	25
Netherlands (0.6%)
ASML Holding NV (Registered)	23	24
Universal Music Group NV	142	4
		28
Spain (1.6%)
Cellnex Telecom SA	2,262	73
Switzerland (0.3%)
On Holding AG, Class A (a)	336	16
United Kingdom (3.1%)
Babcock International Group PLC	3,016	50
Domino's Pizza Group PLC	20,016	47
Rentokil Initial PLC	4,467	26
Victoria PLC (a)	37,188	20
		143
United States (64.8%)
Brown & Brown, Inc.	599	48
Cloudflare, Inc., Class A (a)	2,836	559
Core & Main, Inc., Class A (a)	4,360	227
Federal National Mortgage Association (a)	11,088	119
Floor & Decor Holdings, Inc., Class A (a)	2,619	159
Gartner, Inc. (a)	307	77
	Shares	Value (000)
Intercontinental Exchange, Inc.	285	$46
Landbridge Co. LLC, Class A	2,213	108
Linde PLC	28	12
Medline, Inc., Class A (a)	3,334	140
MercadoLibre, Inc. (a)	111	223
MSCI, Inc.	217	124
QXO, Inc. (a)	12,525	242
Royal Gold, Inc.	1,263	281
Royalty Pharma PLC, Class A	7,624	295
S&P Global, Inc.	149	78
Strategy, Inc., Class A (a)	743	113
Texas Pacific Land Corp.	84	24
Veralto Corp.	76	8
Verisk Analytics, Inc.	329	74
Waste Connections, Inc.	138	24
		2,981
Total Common Stocks (Cost $3,820)		4,391
Investment Company (2.3%)
United States (2.3%)
iShares Bitcoin Trust ETF (a) (Cost $84)	2,164	107
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	186	—
	Shares
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $21)	21,028	21
Total Investments Excluding Purchased Options (98.2%) (Cost $3,925)		4,519
Total Purchased Options Outstanding (0.1%) (Cost $21)		4
Total Investments (98.3%) (Cost $3,946) (c)(d)(e)		4,523
Other Assets in Excess of Liabilities (1.7%)		79
Net Assets (100.0%)		$4,602

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(c)  Securities are available for collateral in connection with purchased options.

(d)  The approximate fair value and percentage of net assets, $785,000 and 17.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments (cont'd)

Global Permanence Portfolio

(e)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $4,066,000. The aggregate gross unrealized appreciation is approximately $1,064,000 and the aggregate gross unrealized depreciation is approximately $606,000, resulting in net unrealized appreciation of approximately $458,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.32	Dec-26	1,662,432	$1,662	$3		$5	$(2)
Standard Chartered Bank	USD/CNH	CNH	7.58	Aug-26	1,314,625	1,315	1		5	(4)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	918,402	918	—	@	4	(4)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	1,014,582	1,015	—	@	4	(4)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	656,354	656	—	@	3	(3)
							$4		$21	$(17)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.8%
Information Technology Services	16.8
Trading Companies & Distributors	10.3
Textiles, Apparel & Luxury Goods	7.0
Pharmaceuticals	6.5
Metals & Mining	6.3
Capital Markets	5.5
Life Sciences Tools & Services	5.5
Ground Transportation	5.3
Broadline Retail	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments

Global Stars Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Canada (2.4%)
Shopify, Inc., Class A (a)	5,025	$809
China (10.6%)
Alibaba Group Holding Ltd. (b)	32,100	589
DiDi Global, Inc. ADR (a)	113,594	600
Eastroc Beverage Group Co. Ltd., Class A	17,900	685
NAURA Technology Group Co. Ltd., Class A	10,100	664
Tencent Holdings Ltd. (b)	14,700	1,128
		3,666
Denmark (3.1%)
DSV AS	4,225	1,064
Germany (4.6%)
SAP SE	6,457	1,569
Japan (2.0%)
BayCurrent, Inc.	16,500	684
Netherlands (3.0%)
ASML Holding NV	948	1,022
Singapore (1.5%)
Sea Ltd. ADR (a)	4,093	522
Switzerland (7.0%)
Galderma Group AG (a)	4,159	847
On Holding AG, Class A (a)	20,769	965
Sportradar Group AG, Class A (a)	25,873	615
		2,427
Taiwan (6.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	45,000	2,212
United Kingdom (9.9%)
Diploma PLC	14,440	1,027
Halma PLC	21,586	1,024
RELX PLC	16,472	664
Wise PLC, Class A (a)	57,830	693
		3,408
United States (47.6%)
Alphabet, Inc., Class A	4,314	1,350
Booking Holdings, Inc.	193	1,034
Broadridge Financial Solutions, Inc.	3,803	849
Cencora, Inc.	3,572	1,206
Intercontinental Exchange, Inc.	8,018	1,299
Mastercard, Inc., Class A	2,203	1,258
MercadoLibre, Inc. (a)	384	773
Microsoft Corp.	2,506	1,212
Netflix, Inc. (a)	10,437	979
S&P Global, Inc.	2,233	1,167
ServiceNow, Inc. (a)	5,679	870
Synopsys, Inc. (a)	1,683	790
Tradeweb Markets, Inc., Class A	9,240	994
Uber Technologies, Inc. (a)	14,953	1,222
Visa, Inc., Class A	3,944	1,383
		16,386
Total Common Stocks (Cost $26,919)		33,769
	No. of Warrants	Value (000)
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(c) (Cost $—)	1,639	$—
	Shares
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $103)	103,294	103
Total Investments (98.4%) (Cost $27,022) (d)(e)		33,872
Other Assets in Excess of Liabilities (1.6%)		560
Net Assets (100.0%)		$34,432

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(d)  The approximate fair value and percentage of net assets, $13,872,000 and 40.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $27,231,000. The aggregate gross unrealized appreciation is approximately $7,862,000 and the aggregate gross unrealized depreciation is approximately $1,220,000, resulting in net unrealized appreciation of approximately $6,642,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	30.7%
Software	13.1
Semiconductors & Semiconductor Equipment	11.5
Capital Markets	10.1
Financial Services	9.9
Interactive Media & Services	7.3
Professional Services	6.5
Broadline Retail	5.5
Ground Transportation	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (89.9%)
Automobiles (9.8%)
Tesla, Inc. (a)	885,334	$398,152
Biotechnology (3.4%)
Roivant Sciences Ltd. (a)	6,374,006	138,316
Broadline Retail (1.1%)
MercadoLibre, Inc. (a)	21,627	43,562
Capital Markets (0.4%)
Coinbase Global, Inc., Class A (a)	76,894	17,389
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(b)(c) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—
Entertainment (4.7%)
ROBLOX Corp., Class A (a)	2,339,985	189,609
Financial Services (9.9%)
Affirm Holdings, Inc. (a)	3,995,496	297,385
Federal National Mortgage Association (a)	10,027,650	107,596
		404,981
Health Care Equipment & Supplies (3.1%)
Medline, Inc., Class A (a)	2,981,596	125,227
Hotels, Restaurants & Leisure (4.8%)
DoorDash, Inc., Class A (a)	871,087	197,284
Information Technology Services (20.6%)
Cloudflare, Inc., Class A (a)	2,532,117	499,207
Shopify, Inc., Class A (Canada) (a)	1,201,243	193,364
Snowflake, Inc., Class A (a)	670,647	147,113
		839,684
Pharmaceuticals (5.2%)
Royalty Pharma PLC, Class A	5,504,395	212,690
Real Estate Management & Development (0.5%)
Opendoor Technologies, Inc. (a)	3,385,955	19,740
Software (17.3%)
AppLovin Corp., Class A (a)	488,797	329,361
Aurora Innovation, Inc. (a)	25,457,058	97,755
BitMine Immersion Technologies, Inc.	1,353,616	36,751
Samsara, Inc., Class A (a)	2,705,193	95,899
Strategy, Inc., Class A (a)	967,244	146,973
		706,739
Tech Hardware, Storage & Peripherals (2.9%)
IonQ, Inc. (a)	2,679,269	120,219
Trading Companies & Distributors (6.2%)
Core & Main, Inc., Class A (a)	1,226,279	63,730
QXO, Inc. (a)	9,858,413	190,169
		253,899
Total Common Stocks (Cost $2,109,995)		3,667,491
Preferred Stocks (6.8%)
Financial Services (0.5%)
Stripe, Inc., Series I (a)(b)(c) (acquisition cost — $12,876; acquired 3/17/23)	639,525	22,294
	Shares	Value (000)
Software (6.3%)
Databricks, Inc., Series H (a)(b)(c) (acquisition cost — $102,163; acquired 8/31/21)	1,390,269	$255,754
Total Preferred Stocks (Cost $115,039)		278,048
Investment Company (2.4%)
iShares Bitcoin Trust ETF (a) (Cost $74,596)	1,927,831	95,717
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $51,971)	51,970,630	51,971
Total Investments Excluding Purchased Options (100.4%) (Cost $2,351,601)		4,093,227
Total Purchased Options Outstanding (0.1%) (Cost $20,227)		3,307
Total Investments (100.5%) (Cost $2,371,828) (d)(e)		4,096,534
Liabilities in Excess of Other Assets (–0.5%)		(18,852)
Net Assets (100.0%)		$4,077,682

(a)  Non-income producing security.

(b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2025 amounts to approximately $278,048,000 and represents 6.8% of net assets.

(c)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(d)  Securities are available for collateral in connection with purchased options.

(e)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $2,508,984,000. The aggregate gross unrealized appreciation is approximately $1,879,751,000 and the aggregate gross unrealized depreciation is approximately $292,185,000, resulting in net unrealized appreciation of approximately $1,587,566,000.

ETF  Exchange Traded Fund.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.32	Dec-26	1,486,960,610	$1,486,961	$2,709	$4,208	$(1,499)
Standard Chartered Bank	USD/CNH	CNH	7.58	Aug-26	1,426,154,945	1,426,155	514	4,666	(4,152)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	987,167,835	987,168	75	4,109	(4,034)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	995,165,827	995,166	2	4,109	(4,107)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	645,084,851	645,085	7	3,135	(3,128)
							$3,307	$20,227	$(16,920)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.4%
Software	23.5
Information Technology Services	20.5
Financial Services	10.5
Automobiles	9.7
Trading Companies & Distributors	6.2
Pharmaceuticals	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (93.3%)
Biotechnology (23.7%)
Arbutus Biopharma Corp. (a)	2,152,683	$10,355
Beam Therapeutics, Inc. (a)	18,988	526
GRAIL, Inc. (a)	91,822	7,859
Immunovant, Inc. (a)	353,346	8,982
Insmed, Inc. (a)	4,632	806
Newamsterdam Pharma Co. NV (a)	15,312	537
ProKidney Corp. (a)	292,440	655
Recursion Pharmaceuticals, Inc., Class A (a)	76,329	312
Roivant Sciences Ltd. (a)	1,268,954	27,536
uniQure NV (a)	16,058	384
United Therapeutics Corp. (a)	1,624	791
Vaxcyte, Inc. (a)	11,915	550
X4 Pharmaceuticals, Inc. (a)	2,435,908	9,744
XOMA Royalty Corp. (a)	185,239	4,926
		73,963
Broadline Retail (3.3%)
Etsy, Inc. (a)	33,203	1,841
Global-e Online Ltd. (Israel) (a)	213,509	8,393
		10,234
Capital Markets (1.8%)
Gemini Space Station, Inc., Class A (a)(b)	295,007	2,927
Twenty One Capital, Inc., Class A (a)	306,879	2,688
		5,615
Energy Equipment & Services (1.8%)
WaterBridge Infrastructure LLC, Class A (a)	277,973	5,562
Financial Services (1.6%)
Burford Capital Ltd.	557,259	4,971
Health Care Equipment & Supplies (1.2%)
Semler Scientific, Inc. (a)(b)	248,267	3,796
Health Care Providers & Services (2.1%)
Agilon Health, Inc. (a)	4,505,540	3,103
HealthEquity, Inc. (a)	38,303	3,509
		6,612
Health Care Technology (0.2%)
Schrodinger, Inc. (a)	29,802	533
Hotels, Restaurants & Leisure (7.1%)
Black Rock Coffee Bar, Inc., Class A (a)	361,386	8,041
Cava Group, Inc. (a)	7,197	422
Cheesecake Factory, Inc.	163,306	8,244
Shake Shack, Inc., Class A (a)	65,671	5,330
		22,037
Household Durables (0.2%)
Victoria PLC (United Kingdom) (a)	1,397,193	740
Information Technology Services (13.0%)
Cloudflare, Inc., Class A (a)	205,795	40,573
Life Sciences Tools & Services (1.7%)
10X Genomics, Inc., Class A (a)	91,207	1,488
Ginkgo Bioworks Holdings, Inc. ADR (a)	61,222	509
	Shares	Value (000)
MaxCyte, Inc. (a)	347,433	$538
Standard BioTools, Inc. (a)	2,101,757	2,690
		5,225
Oil, Gas & Consumable Fuels (1.1%)
Calumet, Inc. (a)	165,188	3,282
Passenger Airlines (1.5%)
Joby Aviation, Inc. (a)	361,061	4,766
Personal Care Products (5.0%)
Oddity Tech Ltd., Class A (Israel) (a)	390,949	15,708
Pharmaceuticals (1.5%)
Atai Beckley NV (a)(b)	843,393	3,450
Structure Therapeutics, Inc. ADR (China) (a)	16,711	1,162
		4,612
Real Estate Management & Development (6.1%)
Landbridge Co. LLC, Class A (b)	229,516	11,244
Opendoor Technologies, Inc. (a)	1,345,508	7,844
		19,088
Software (9.8%)
Appian Corp., Class A (a)	248,842	8,814
Aurora Innovation, Inc. (a)	2,023,221	7,769
BitMine Immersion Technologies, Inc.	371,383	10,083
Via Transportation, Inc., Class A (a)	130,829	3,796
		30,462
Specialty Retail (1.6%)
Bed Bath & Beyond, Inc. (a)	41,023	224
Floor & Decor Holdings, Inc., Class A (a)	79,102	4,817
		5,041
Tech Hardware, Storage & Peripherals (4.7%)
IonQ, Inc. (a)	328,002	14,717
Trading Companies & Distributors (4.3%)
Core & Main, Inc., Class A (a)	108,959	5,663
QXO, Inc. (a)	403,124	7,776
		13,439
Total Common Stocks (Cost $283,876)		290,976
Preferred Stocks (2.2%)
Health Care Technology (1.0%)
Included Health, Inc., Series B (a)(c)(d) (acquisition cost — $3,362; acquired 7/3/14)	3,269,139	3,236
Software (1.2%)
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	3,740
Total Preferred Stocks (Cost $16,838)		6,976
Investment Company (2.9%)
iShares Bitcoin Trust ETF (a) (Cost $7,035)	181,801	9,027

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

	No. of Warrants	Value (000)
Warrants (0.0%)‡
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc. expires 8/31/26 (a)(d)	61,142	$—
Real Estate Management & Development (0.0%)‡
Opendoor Technologies, Inc. expires 11/20/26 (a)	107,517	65
Specialty Retail (0.0%)‡
Bed Bath & Beyond, Inc. expires 10/7/26 (a)	4,442	3
Total Warrants (Cost $203)		68
	Shares
Short-Term Investments (6.3%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $3,631)	3,631,250	3,631
Securities held as Collateral on Loaned Securities (5.1%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G)	11,600,463	11,600
	Face Amount (000)	Value (000)
Repurchase Agreements(1.4%)
HSBC Securities USA, Inc., (3.83%, dated 12/31/25, due 1/2/26; proceeds $1,184; fully collateralized by a U.S. Government obligation; 0.00% due 8/15/26; valued at $1,207)	$1,184	$1,184
Merrill Lynch & Co., Inc., (3.82%, dated 12/31/25, due 1/2/26; proceeds $2,841; fully collateralized by U.S. Government obligations; 1.63% — 2.00% due 11/15/50 — 8/15/51; valued at $2,898)	2,841	2,841
Merrill Lynch & Co., Inc., (3.65%, dated 12/31/25, due 1/2/26; proceeds $367; fully collateralized by a U.S. Government obligation; 4.00% due 1/15/27; valued at $374)	367	367
		4,392
Total Securities held as Collateral on Loaned Securities (Cost $15,992)		15,992
Total Short-Term Investments (Cost $19,623)		19,623
Total Investments Excluding Purchased Options (104.7%) (Cost $327,575)		326,670
Total Purchased Options Outstanding (0.1%) (Cost $1,660)		263
Total Investments (104.8%) (Cost $329,235) including $15,327 of Securities Loaned (e)(f)(g)		326,933
Liabilities in Excess of Other Assets (–4.8%)		(15,060)
Net Assets (100.0%)		$311,873

The Fund had the following Derivative Contracts — PIPE open at December 31, 2025:

Counterparty	Referenced Obligation	Notional Amount (000)	Settlement Date	Unrealized Appreciation (000)	% of Net Assets
Churchill Capital Corp X	Infleqtion (a)(c)(g)(h)(i)	$5,386	12/31/26	$1,420	0.46%

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at December 31, 2025.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at December 31, 2025 amounts to approximately $8,396,000 and represents 2.7% of net assets.

(d)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(e)  The approximate fair value and percentage of net assets, $740,000 and 0.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(f)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $344,603,000. The aggregate gross unrealized appreciation is approximately $69,650,000 and the aggregate gross unrealized depreciation is approximately $87,316,000, resulting in net unrealized depreciation of approximately $17,666,000.

(g)  Securities are available for collateral in connection with a security purchased on a forward commitment basis, derivative contract — PIPE and purchased options.

(h)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

(i)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 538,590 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Infleqtion, and Churchill Capital Corp X, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Churchill Capital Corp X, and Infleqtion, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Churchill Capital Corp X, and Infleqtion. The investment is restricted from resale until the settlement date.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.32	Dec-26	118,965,852	$118,966	$217		$337	$(120)
Standard Chartered Bank	USD/CNH	CNH	7.58	Aug-26	109,043,071	109,043	39		357	(318)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	81,897,594	81,898	6		341	(335)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	85,420,861	85,421	—	@	353	(353)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	56,144,765	56,145	1		272	(271)
							$263		$1,660	$(1,397)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	33.7%
Biotechnology	23.8
Information Technology Services	13.1
Software	11.0
Hotels, Restaurants & Leisure	7.1
Real Estate Management & Development	6.2
Personal Care Products	5.1
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open PIPE contract with unrealized appreciation of approximately $1,420,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
Brazil (2.1%)
NU Holdings Ltd., Class A (a)	3,397,744	$56,878
Canada (5.5%)
Brookfield Corp.	1,499,501	68,812
Canadian Pacific Kansas City Ltd.	523,640	38,552
Shopify, Inc., Class A (a)	250,731	40,360
		147,724
Denmark (8.5%)
DSV AS	900,948	226,909
France (23.3%)
EssilorLuxottica SA	201,793	63,806
Hermes International SCA	84,649	210,171
L'Oreal SA	274,325	117,772
LVMH Moet Hennessy Louis Vuitton SE	132,303	99,721
Schneider Electric SE	487,221	133,292
		624,762
Germany (3.3%)
Birkenstock Holding PLC (a)	947,088	38,736
SAP SE ADR	206,026	50,046
		88,782
Hong Kong (1.8%)
AIA Group Ltd.	4,734,100	48,729
India (8.1%)
HDFC Bank Ltd.	7,243,762	80,021
ICICI Bank Ltd. ADR	2,728,091	81,297
Tata Capital Ltd. (a)	7,372,823	28,042
Titan Co. Ltd.	642,355	28,998
		218,358
Italy (5.7%)
Moncler SpA	2,374,072	151,751
Japan (7.5%)
Asics Corp.	1,722,700	41,356
Keyence Corp.	329,300	119,116
Sanrio Co. Ltd.	1,292,900	40,455
		200,927
Netherlands (6.5%)
Adyen NV (a)	24,384	39,321
ASML Holding NV	124,560	134,216
		173,537
Sweden (6.1%)
Spotify Technology SA (a)	282,151	163,848
Switzerland (5.6%)
Cie Financiere Richemont SA, Class A (Registered)	188,305	40,608
On Holding AG, Class A (a)	1,026,570	47,715
Straumann Holding AG (Registered)	528,148	61,690
		150,013
Taiwan (7.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,935,000	193,434
	Shares	Value (000)
United Kingdom (0.8%)
Rightmove PLC	2,876,281	$20,096
United States (6.7%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	820,615	80,839
MercadoLibre, Inc. (a)	49,264	99,230
		180,069
Total Common Stocks (Cost $1,624,257)		2,645,817
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $32,368)	32,367,864	32,368
Total Investments (99.9%) (Cost $1,656,625) (b)(c)		2,678,185
Other Assets in Excess of Liabilities (0.1%)		2,649
Net Assets (100.0%)		$2,680,834

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $1,851,462,000 and 69.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $1,670,459,000. The aggregate gross unrealized appreciation is approximately $1,048,730,000 and the aggregate gross unrealized depreciation is approximately $55,941,000, resulting in net unrealized appreciation of approximately $992,789,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.5%
Textiles, Apparel & Luxury Goods	24.6
Semiconductors & Semiconductor Equipment	12.2
Entertainment	9.1
Air Freight & Logistics	8.5
Banks	8.1
Electrical Equipment	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Canada (0.9%)
Tourmaline Oil Corp.	60,568	$2,717
China (2.8%)
ANTA Sports Products Ltd. (a)	211,200	2,193
Tencent Holdings Ltd. (a)	43,300	3,323
Tsingtao Brewery Co. Ltd., Class H (a)	450,000	2,821
		8,337
Denmark (4.7%)
DSV AS	31,212	7,861
Tryg AS	230,498	6,028
		13,889
Finland (4.7%)
Kone OYJ, Class B	86,536	6,131
Nordea Bank Abp	410,707	7,727
		13,858
France (10.0%)
Capgemini SE	26,365	4,378
Legrand SA	42,780	6,360
L'Oreal SA	20,143	8,647
Pernod Ricard SA	21,159	1,812
Safran SA	23,912	8,329
		29,526
Germany (11.8%)
Deutsche Boerse AG	28,958	7,611
Infineon Technologies AG	161,140	7,030
Merck KGaA	23,372	3,336
Qiagen NV	139,610	6,349
SAP SE	43,003	10,448
		34,774
Hong Kong (0.6%)
AIA Group Ltd.	172,800	1,779
Italy (6.4%)
Davide Campari-Milano NV	386,084	2,494
Ferrari NV	16,761	6,229
FinecoBank Banca Fineco SpA	273,369	7,083
Moncler SpA	45,985	2,939
		18,745
Japan (10.5%)
BayCurrent, Inc.	145,400	6,029
Keyence Corp.	26,000	9,405
Murata Manufacturing Co. Ltd.	278,800	5,762
SMC Corp.	16,600	5,744
Sony Group Corp.	157,200	4,032
		30,972
Korea, Republic of (1.5%)
Samsung Electronics Co. Ltd.	53,790	4,508
	Shares	Value (000)
Netherlands (7.6%)
ASML Holding NV	8,921	$9,613
EXOR NV	54,237	4,607
IMCD NV	52,458	4,761
Universal Music Group NV	126,249	3,291
		22,272
Spain (2.2%)
Amadeus IT Group SA	85,510	6,329
Sweden (3.2%)
Atlas Copco AB, Class A	298,837	5,320
Hexagon AB, Class B	335,910	3,957
		9,277
Taiwan (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	207,881	10,219
United Kingdom (27.5%)
Anglo American PLC	68,282	2,824
AstraZeneca PLC	44,244	8,188
Diploma PLC	72,485	5,157
Experian PLC	138,260	6,234
Haleon PLC	1,627,476	8,224
Halma PLC	150,706	7,153
Hiscox Ltd.	168,497	3,222
InterContinental Hotels Group PLC	25,458	3,578
London Stock Exchange Group PLC	68,840	8,281
NatWest Group PLC	702,558	6,163
Reckitt Benckiser Group PLC	19,693	1,593
RELX PLC (LSE)	128,389	5,172
RELX PLC (Euronext NV)	42,671	1,738
Rightmove PLC	726,926	5,079
Shell PLC	106,858	3,938
St. James's Place PLC	229,525	4,263
		80,807
Total Common Stocks (Cost $204,129)		288,009
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (b)(c) (Cost $—)	18,454	—
Total Investments (97.9%) (Cost $204,129) (d)(e)		288,009
Other Assets in Excess of Liabilities (2.1%)		6,320
Net Assets (100.0%)		$294,329

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments (cont'd)

International Equity Portfolio

(a)  Security trades on the Hong Kong exchange.

(b)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(c)  Non-income producing security.

(d)  The approximate fair value and percentage of net assets, $285,292,000 and 96.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $214,407,000. The aggregate gross unrealized appreciation is approximately $88,867,000 and the aggregate gross unrealized depreciation is approximately $14,934,000, resulting in net unrealized appreciation of approximately $73,933,000.

Euronext NV  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	47.8%
Semiconductors & Semiconductor Equipment	9.2
Electronic Equipment, Instruments & Components	9.2
Banks	7.2
Capital Markets	7.1
Pharmaceuticals	6.9
Professional Services	6.7
Machinery	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (100.4%)
Brazil (4.6%)
NU Holdings Ltd., Class A (a)	2,044,486	$34,225
Canada (2.4%)
Shopify, Inc., Class A (a)	111,950	18,021
China (14.2%)
Baidu, Inc. ADR (a)	177,849	23,238
Full Truck Alliance Co. Ltd. ADR	204,037	2,189
Meituan, Class B (a)(b)	1,600,620	21,212
Pony AI, Inc., Class A (a)(b)	898,700	13,545
Tencent Holdings Ltd. (b)	170,100	13,054
Trip.com Group Ltd. ADR	345,843	24,869
WeRide, Inc., Class A (a)(b)	2,186,200	6,461
		104,568
Denmark (6.0%)
DSV AS	176,366	44,419
France (12.2%)
Hermes International SCA	10,489	26,043
L'Oreal SA	25,429	10,917
LVMH Moet Hennessy Louis Vuitton SE	29,261	22,055
Schneider Electric SE	114,527	31,332
		90,347
Germany (2.4%)
Birkenstock Holding PLC (a)	255,425	10,447
SAP SE ADR	28,444	6,909
		17,356
India (12.7%)
Eternal Ltd. (a)	3,410,689	10,570
HDFC Bank Ltd.	1,948,252	21,522
ICICI Bank Ltd. ADR	769,306	22,925
MakeMyTrip Ltd. (a)	153,150	12,577
Tata Capital Ltd. (a)	3,291,851	12,520
Titan Co. Ltd.	298,941	13,495
		93,609
Italy (3.2%)
Moncler SpA	366,436	23,423
Japan (8.0%)
Asics Corp.	795,000	19,085
Keyence Corp.	58,400	21,125
Sanrio Co. Ltd.	597,100	18,683
		58,893
Korea, Republic of (5.8%)
Coupang, Inc. (a)	1,091,314	25,744
KakaoBank Corp.	1,128,872	16,923
		42,667
Netherlands (6.1%)
Adyen NV (a)	12,900	20,802
ASML Holding NV	22,847	24,618
		45,420
	Shares	Value (000)
Singapore (1.6%)
Grab Holdings Ltd., Class A (a)	2,397,272	$11,962
Sweden (4.9%)
Spotify Technology SA (a)	62,278	36,166
Switzerland (2.9%)
On Holding AG, Class A (a)	454,086	21,106
Taiwan (5.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	804,000	39,523
United States (8.1%)
Liberty Media Corp.-Liberty Formula One, Class C (a)	217,791	21,454
MercadoLibre, Inc. (a)	19,186	38,646
		60,100
Total Investments (100.4%) (Cost $490,538) (c)(d)		741,805
Liabilities in Excess of Other Assets (–0.4%)		(2,732)
Net Assets (100.0%)		$739,073

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $398,800,000 and 54.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $505,546,000. The aggregate gross unrealized appreciation is approximately $286,176,000 and the aggregate gross unrealized depreciation is approximately $55,196,000, resulting in net unrealized appreciation of approximately $230,980,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.4%
Textiles, Apparel & Luxury Goods	18.3
Banks	12.9
Hotels, Restaurants & Leisure	9.3
Broadline Retail	8.7
Semiconductors & Semiconductor Equipment	8.6
Entertainment	7.8
Air Freight & Logistics	6.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments

International Resilience Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Denmark (3.1%)
DSV AS	256	$65
Finland (3.3%)
Kone OYJ, Class B	987	70
France (11.3%)
Legrand SA	418	62
L'Oreal SA	179	77
Safran SA	295	103
		242
Germany (10.7%)
Deutsche Boerse AG	232	61
Qiagen NV	1,271	58
SAP SE	450	109
		228
Italy (2.9%)
Ferrari NV	167	62
Japan (5.9%)
BayCurrent, Inc.	1,300	54
Keyence Corp.	200	72
		126
Netherlands (7.8%)
ASML Holding NV	90	97
IMCD NV	432	39
Universal Music Group NV	1,160	30
		166
Spain (2.8%)
Amadeus IT Group SA	817	60
Sweden (4.6%)
Atlas Copco AB, Class A	3,511	63
Hexagon AB, Class B	3,069	36
		99
Taiwan (5.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,416	119
United Kingdom (27.7%)
AstraZeneca PLC	346	64
Diploma PLC	751	54
Experian PLC	1,600	72
Haleon PLC	16,678	84
Halma PLC	1,638	78
InterContinental Hotels Group PLC	326	46
London Stock Exchange Group PLC	477	57
RELX PLC	2,244	90
Rightmove PLC	6,605	46
		591
United States (9.5%)
Aon PLC, Class A	114	40
Procter & Gamble Co.	307	44
	Shares	Value (000)
Thermo Fisher Scientific, Inc.	94	$55
Visa, Inc., Class A	183	64
		203
Total Common Stocks (Cost $1,673)		2,031
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	31	—
Total Investments (95.2%) (Cost $1,673) (c)(d)		2,031
Other Assets in Excess of Liabilities (4.8%)		103
Net Assets (100.0%)		$2,134

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $1,828,000 and 85.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $1,684,000. The aggregate gross unrealized appreciation is approximately $407,000 and the aggregate gross unrealized depreciation is approximately $62,000, resulting in net unrealized appreciation of approximately $345,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.7%
Professional Services	10.7
Semiconductors & Semiconductor Equipment	10.6
Electronic Equipment, Instruments & Components	9.2
Pharmaceuticals	7.3
Machinery	6.5
Capital Markets	5.8
Life Sciences Tools & Services	5.5
Software	5.4
Hotels, Restaurants & Leisure	5.2
Aerospace & Defense	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments

Passport Overseas Equity Portfolio

	Shares	Value (000)
Common Stocks (95.7%)
Australia (2.6%)
BHP Group Ltd.	63,208	$1,907
Perseus Mining Ltd.	656,183	2,467
		4,374
Canada (6.9%)
Agnico Eagle Mines Ltd.	18,826	3,193
Canadian Imperial Bank of Commerce	33,610	3,047
Royal Bank of Canada	20,065	3,420
Suncor Energy, Inc.	47,726	2,118
		11,778
China (3.7%)
Alibaba Group Holding Ltd. ADR	5,550	813
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (a)(b)(c)	96,200	882
NAURA Technology Group Co. Ltd., Class A	25,800	1,695
Tencent Holdings Ltd. (b)	38,400	2,947
		6,337
Denmark (0.5%)
Novo Nordisk AS, Class B	15,457	784
Egypt (0.6%)
Commercial International Bank — Egypt (CIB)	446,283	963
France (8.3%)
Air Liquide SA	8,531	1,603
Airbus SE	15,792	3,667
BNP Paribas SA	5,567	527
L'Oreal SA	2,965	1,273
Sanofi SA	19,701	1,906
Schneider Electric SE	8,257	2,259
SCOR SE	58,420	1,967
Thales SA	3,891	1,050
		14,252
Germany (8.7%)
Commerzbank AG	36,282	1,531
Heidelberg Materials AG	11,818	3,064
Rheinmetall AG	2,012	3,671
SAP SE	12,375	3,007
Siemens AG (Registered)	12,911	3,616
		14,889
Hungary (1.8%)
OTP Bank Nyrt	28,835	3,092
India (7.5%)
Apollo Hospitals Enterprise Ltd.	18,435	1,446
Grasim Industries Ltd.	48,144	1,516
HDFC Bank Ltd. ADR	52,453	1,917
ICICI Bank Ltd.	168,630	2,524
Reliance Industries Ltd.	82,156	1,437
Shriram Finance Ltd.	213,763	2,372
State Bank of India	145,889	1,596
		12,808
	Shares	Value (000)
Ireland (3.5%)
AIB Group PLC	461,383	$4,932
Ryanair Holdings PLC ADR	15,162	1,095
		6,027
Israel (1.7%)
CyberArk Software Ltd. (c)	6,700	2,988
Japan (9.7%)
Keyence Corp.	4,900	1,773
Mitsubishi Corp.	81,100	1,855
Mitsui & Co. Ltd.	62,300	1,850
Mizuho Financial Group, Inc.	116,700	4,259
OBIC Business Consultants Co. Ltd.	16,500	891
Sony Group Corp.	146,465	3,757
Sumitomo Mitsui Trust Group, Inc.	30,400	926
USS Co. Ltd.	111,700	1,222
		16,533
Kazakhstan (2.2%)
Halyk Savings Bank of Kazakhstan JSC GDR	72,934	2,183
NAC Kazatomprom JSC GDR	27,193	1,512
		3,695
Korea, Republic of (8.1%)
Hanwha Aerospace Co. Ltd.	6,821	4,455
Kia Corp.	13,393	1,135
Samsung Electronics Co. Ltd.	99,318	8,324
		13,914
Netherlands (3.5%)
ASML Holding NV	2,976	3,207
Universal Music Group NV	69,479	1,811
Wolters Kluwer NV	8,554	886
		5,904
Norway (1.6%)
Var Energi ASA	864,676	2,827
Singapore (0.8%)
Sea Ltd. ADR (c)	10,314	1,316
Slovenia (1.8%)
Nova Ljubljanska Banka DD GDR	74,073	3,140
Spain (3.6%)
CaixaBank SA	411,029	5,025
Iberdrola SA	51,201	1,109
		6,134
Switzerland (2.8%)
Novartis AG (Registered)	21,272	2,931
Roche Holding AG (Genusschein)	4,488	1,854
		4,785
Taiwan (5.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	173,000	8,504

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

	Shares	Value (000)
United Kingdom (7.3%)
AstraZeneca PLC	22,494	$4,163
BAE Systems PLC	52,061	1,198
Fresnillo PLC	18,156	810
Shell PLC	81,138	2,990
Unilever PLC	49,944	3,263
		12,424
United States (3.5%)
Hesai Group ADR(c)	42,432	950
Linde PLC	4,266	1,819
MercadoLibre, Inc.(c)	1,578	3,179
		5,948
Total Common Stocks (Cost $95,379)		163,416
Preferred Stock (0.8%)
United States (0.8%)
Neurogenesis, Inc., Series A (c)(d)(e) (acquisition cost — $1,250; acquired 12/16/21)	32,692	1,375
Short-Term Investments (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $5,133)	5,132,834	5,133
Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G)	33,761	34
	Face Amount (000)
Repurchase Agreements (0.0%)‡
HSBC Securities USA, Inc., (3.83%, dated 12/31/25, due 1/2/26; proceeds $3; fully collateralized by a U.S. Government obligation; 0.00% due 8/15/26; valued at $4)	$3	3
Merrill Lynch & Co., Inc., (3.82%, dated 12/31/25, due 1/2/26; proceeds $9; fully collateralized by U.S. Government obligations; 1.63% — 2.00% due 11/15/50 — 8/15/51; valued at $9)	9	9
Merrill Lynch & Co., Inc., (3.65%, dated 12/31/25, due 1/2/26; proceeds $1; fully collateralized by a U.S. Government obligation; 4.00% due 1/15/27; valued at $1)	1	1
		13
Total Securities held as Collateral on Loaned Securities (Cost $47)		47
Total Short-Term Investments (Cost $5,180)		5,180
Total Investments (99.5%) (Cost $101,809) including $837 of Securities Loaned (f)(g)(h)		169,971
Other Assets in Excess of Liabilities (0.5%)		881
Net Assets (100.0%)		$170,852

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  All or a portion of this security was on loan at December 31, 2025.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2025 amounts to approximately $1,375,000 and represents 0.8% of net assets.

(e)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(f)  The approximate fair value and percentage of net assets, $137,561,000 and 80.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(g)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $102,719,000. The aggregate gross unrealized appreciation is approximately $68,738,000 and the aggregate gross unrealized depreciation is approximately $2,518,000, resulting in net unrealized appreciation of approximately $66,220,000.

(h)  Securities are available for collateral in connection with open futures contracts.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

JSC  Joint Stock Company.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Depreciation (000)
Long:
Hang Seng Index (Hong Kong)	22	Jan-26	HKD	1	$3,625	$(35)

HKD  —  Hong Kong Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	47.0%
Banks	23.0
Aerospace & Defense	8.3
Semiconductors & Semiconductor Equipment	7.9
Pharmaceuticals	7.4
Oil, Gas & Consumable Fuels	6.4
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open futures contract with a value of approximately $3,625,000 and unrealized depreciation of approximately $35,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments

Permanence Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Aerospace & Defense (0.4%)
Axon Enterprise, Inc. (a)	7	$4
HEICO Corp., Class A	22	5
TransDigm Group, Inc.	11	15
		24
Beverages (1.1%)
Celsius Holdings, Inc. (a)	1,355	62
Capital Markets (5.3%)
Intercontinental Exchange, Inc.	342	56
MSCI, Inc.	258	148
S&P Global, Inc.	178	93
		297
Chemicals (0.6%)
Ecolab, Inc.	19	5
Sherwin-Williams Co.	85	28
		33
Commercial Services & Supplies (2.3%)
Cintas Corp.	21	4
Copart, Inc. (a)	2,120	83
Rollins, Inc.	474	28
Veralto Corp.	110	11
		126
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	8	5
Containers & Packaging (1.1%)
Smurfit WestRock PLC	1,553	60
Distributors (1.5%)
Pool Corp.	362	83
Diversified Consumer Services (1.0%)
Service Corp. International	694	54
Entertainment (0.6%)
Netflix, Inc. (a)	50	4
Walt Disney Co.	253	29
		33
Financial Services (2.6%)
Federal National Mortgage Association (a)	13,399	144
Food Products (1.5%)
Hershey Co.	163	29
McCormick & Co., Inc.	775	53
		82
Ground Transportation (3.8%)
Old Dominion Freight Line, Inc.	41	6
Union Pacific Corp.	879	204
		210
Health Care Equipment & Supplies (3.9%)
IDEXX Laboratories, Inc. (a)	8	6
Intuitive Surgical, Inc. (a)	9	5
Medline, Inc., Class A (a)	4,864	204
		215
	Shares	Value (000)
Hotels, Restaurants & Leisure (4.3%)
Cheesecake Factory, Inc.	582	$30
Domino's Pizza, Inc.	137	57
McDonald's Corp.	94	29
Shake Shack, Inc., Class A (a)	300	24
Starbucks Corp.	325	27
Vail Resorts, Inc.	566	75
		242
Household Durables (0.5%)
NVR, Inc. (a)	1	7
Victoria PLC (United Kingdom) (a)	35,776	19
		26
Information Technology Services (13.5%)
Cloudflare, Inc., Class A (a)	3,348	660
Gartner, Inc. (a)	362	91
		751
Insurance (1.0%)
Brown & Brown, Inc.	708	56
Life Sciences Tools & Services (1.5%)
Danaher Corp.	232	53
Thermo Fisher Scientific, Inc.	49	29
		82
Metals & Mining (6.6%)
MP Materials Corp. (a)	536	27
Royal Gold, Inc.	1,518	338
		365
Oil, Gas & Consumable Fuels (1.0%)
Cameco Corp. (Canada)	318	29
Texas Pacific Land Corp.	99	29
		58
Personal Care Products (1.4%)
Oddity Tech Ltd., Class A (Israel) (a)	1,962	79
Pharmaceuticals (6.8%)
Eli Lilly & Co.	6	6
Royalty Pharma PLC, Class A	8,920	345
Zoetis, Inc.	197	25
		376
Professional Services (1.6%)
Verisk Analytics, Inc.	389	87
Real Estate Management & Development (3.7%)
CoStar Group, Inc. (a)	411	27
Landbridge Co. LLC, Class A	3,712	182
		209
Semiconductors & Semiconductor Equipment (0.5%)
ASML Holding NV (Registered) (Netherlands)	27	29
Software (2.5%)
Roper Technologies, Inc.	8	4
Strategy, Inc., Class A (a)	902	137
		141

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

	Shares	Value (000)
Specialized REITs (2.5%)
American Tower Corp. REIT	780	$137
Specialty Retail (5.7%)
AutoZone, Inc. (a)	7	24
Floor & Decor Holdings, Inc., Class A (a)	4,330	264
Home Depot, Inc.	74	25
Tractor Supply Co.	85	4
		317
Textiles, Apparel & Luxury Goods (4.8%)
LVMH Moet Hennessy Louis Vuitton SE (France)	355	268
Trading Companies & Distributors (11.5%)
Core & Main, Inc., Class A (a)	5,194	270
Fastenal Co.	114	4
QXO, Inc. (a)	17,466	337
Watsco, Inc.	76	26
		637
Total Common Stocks (Cost $4,646)		5,288
Investment Company (2.6%)
iShares Bitcoin Trust ETF (a) (Cost $113)	2,924	145
	No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)(b) (Cost $—)	58	—
	Shares	Value (000)
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $72)	72,425	$72
Total Investments Excluding Purchased Options (99.1%) (Cost $4,831)		5,505
Total Purchased Options Outstanding (0.1%) (Cost $25)		4
Total Investments (99.2%) (Cost $4,856) (c)(d)(e)		5,509
Other Assets in Excess of Liabilities (0.8%)		47
Net Assets (100.0%)		$5,556

(a)  Non-income producing security.

(b)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(c)  Securities are available for collateral in connection with purchased options.

(d)  The approximate fair value and percentage of net assets, $287,000 and 5.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $4,926,000. The aggregate gross unrealized appreciation is approximately $1,145,000 and the aggregate gross unrealized depreciation is approximately $556,000, resulting in net unrealized appreciation of approximately $589,000.

ETF  Exchange Traded Fund.

REIT  Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.32	Dec-26	1,948,401	$1,948	$3		$5	$(2)
Standard Chartered Bank	USD/CNH	CNH	7.58	Aug-26	1,699,931	1,700	1		6	(5)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	1,197,750	1,198	—	@	5	(5)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	1,202,830	1,203	—	@	5	(5)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	859,760	860	—	@	4	(4)
							$4		$25	$(21)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	50.2%
Information Technology Services	13.6
Trading Companies & Distributors	11.6
Pharmaceuticals	6.8
Metals & Mining	6.6
Specialty Retail	5.8
Capital Markets	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
Aerospace & Defense (4.1%)
General Electric Co.	57,852	$17,820
Automobiles (3.6%)
Tesla, Inc. (a)	34,938	15,712
Banks (6.1%)
JPMorgan Chase & Co.	81,564	26,282
Broadline Retail (6.9%)
Amazon.com, Inc. (a)	129,786	29,957
Capital Markets (9.7%)
Ameriprise Financial, Inc.	25,477	12,492
Cboe Global Markets, Inc.	61,973	15,555
Evercore, Inc., Class A	3,249	1,106
LPL Financial Holdings, Inc.	35,518	12,686
		41,839
Commercial Services & Supplies (1.2%)
Waste Management, Inc.	24,364	5,353
Construction Materials (1.7%)
CRH PLC	57,832	7,217
Consumer Staples Distribution & Retail (1.7%)
Costco Wholesale Corp.	8,836	7,620
Entertainment (2.8%)
Netflix, Inc. (a)	128,898	12,086
Financial Services (2.8%)
Mastercard, Inc., Class A	21,541	12,297
Household Durables (0.8%)
Lennar Corp., Class A	6,488	667
Toll Brothers, Inc.	19,605	2,651
		3,318
Information Technology Services (3.2%)
Shopify, Inc., Class A (Canada) (a)	85,598	13,779
Insurance (4.2%)
Brown & Brown, Inc.	82,514	6,577
Progressive Corp.	50,335	11,462
		18,039
Interactive Media & Services (9.9%)
Alphabet, Inc., Class A	137,077	42,905
Oil, Gas & Consumable Fuels (2.2%)
Chevron Corp.	33,238	5,066
Valero Energy Corp.	27,085	4,409
		9,475
Pharmaceuticals (3.4%)
Eli Lilly & Co.	13,573	14,587
Real Estate Management & Development (3.6%)
CBRE Group, Inc., Class A (a)	97,832	15,730
Semiconductors & Semiconductor Equipment (11.2%)
NVIDIA Corp.	259,821	48,456
Software (7.9%)
Microsoft Corp.	70,639	34,162
	Shares	Value (000)
Specialized REITs (0.1%)
Millrose Properties, Inc. REIT	10,164	$304
Specialty Retail (3.6%)
TJX Cos., Inc.	100,347	15,414
Tech Hardware, Storage & Peripherals (7.0%)
Apple, Inc.	111,502	30,313
Trading Companies & Distributors (1.6%)
United Rentals, Inc.	8,484	6,866
Total Common Stocks (Cost $252,815)		429,531
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $2,143)	2,142,686	2,143
Total Investments (99.8%) (Cost $254,958) (b)		431,674
Other Assets in Excess of Liabilities (0.2%)		842
Net Assets (100.0%)		$432,516

(a)  Non-income producing security.

(b)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $259,815,000. The aggregate gross unrealized appreciation is approximately $176,825,000 and the aggregate gross unrealized depreciation is approximately $4,964,000, resulting in net unrealized appreciation of approximately $171,861,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	41.3%
Semiconductors & Semiconductor Equipment	11.2
Interactive Media & Services	9.9
Capital Markets	9.7
Software	7.9
Tech Hardware, Storage & Peripherals	7.0
Broadline Retail	6.9
Banks	6.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

December 31, 2025

Portfolio of Investments

Vitality Portfolio

	Shares	Value (000)
Common Stocks (92.0%)
Biotechnology (40.3%)
Alnylam Pharmaceuticals, Inc. (a)	271	$108
Argenx SE ADR (Belgium) (a)	235	198
Ascendis Pharma AS ADR (Denmark) (a)	512	109
Beam Therapeutics, Inc. (a)	1,602	44
Exact Sciences Corp. (a)	2,200	223
Kymera Therapeutics, Inc. (a)	534	42
Newamsterdam Pharma Co. NV (a)	2,383	84
Ultragenyx Pharmaceutical, Inc. (a)	758	17
uniQure NV (a)	746	18
Vaxcyte, Inc. (a)	952	44
Vertex Pharmaceuticals, Inc. (a)	128	58
		945
Health Care Equipment & Supplies (13.0%)
Align Technology, Inc. (a)	521	81
Ceribell, Inc. (a)	3,915	86
Inspire Medical Systems, Inc. (a)	689	63
Intuitive Surgical, Inc. (a)	132	75
		305
Health Care Providers & Services (2.4%)
UnitedHealth Group, Inc.	172	57
Health Care Technology (3.8%)
Schrodinger, Inc. (a)	2,552	46
Veeva Systems, Inc., Class A (a)	190	42
		88
Life Sciences Tools & Services (13.5%)
10X Genomics, Inc., Class A (a)	3,801	62
Illumina, Inc. (a)	437	57
MaxCyte, Inc. (a)	31,208	49
Thermo Fisher Scientific, Inc.	186	108
West Pharmaceutical Services, Inc.	146	40
		316
Pharmaceuticals (19.0%)
Atai Beckley NV (a)(b)	9,857	40
Eli Lilly & Co.	181	194
Enliven Therapeutics, Inc. (a)	2,126	33
Nektar Therapeutics (a)	523	22
Structure Therapeutics, Inc. ADR (China) (a)	1,489	104
Zoetis, Inc.	411	52
		445
Total Common Stocks (Cost $2,000)		2,156
Short-Term Investments (5.7%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G) (Cost $91)	91,461	91
	Shares	Value (000)
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (See Note G)	30,388	$30
	Face Amount (000)
Repurchase Agreements (0.5%)
HSBC Securities USA, Inc., (3.83%, dated 12/31/25, due 1/2/26; proceeds $3; fully collateralized by a U.S. Government obligation; 0.00% due 8/15/26; valued at $3)	$3	3
Merrill Lynch & Co., Inc., (3.82%, dated 12/31/25, due 1/2/26; proceeds $8; fully collateralized by U.S. Government obligations; 1.63% — 2.00% due 11/15/50 — 8/15/51; valued at $8)	8	8
Merrill Lynch & Co., Inc., (3.65%, dated 12/31/25, due 1/2/26; proceeds $1; fully collateralized by a U.S. Government obligation; 4.00% due 1/15/27; valued at $1)	1	1
		12
Total Securities held as Collateral on Loaned Securities (Cost $42)		42
Total Short-Term Investments (Cost $133)		133
Total Investments (97.7%) (Cost $2,133) including $40 of Securities Loaned (c)		2,289
Other Assets in Excess of Liabilities (2.3%)		55
Net Assets (100.0%)		$2,344

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at December 31, 2025.

(c)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $2,194,000. The aggregate gross unrealized appreciation is approximately $663,000 and the aggregate gross unrealized depreciation is approximately $568,000, resulting in net unrealized appreciation of approximately $95,000.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Biotechnology	42.1%
Pharmaceuticals	19.8
Life Sciences Tools & Services	14.1
Health Care Equipment & Supplies	13.6
Other**	10.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Assets and Liabilities

	Advantage Portfolio (consolidated) (000)		American Resilience Portfolio (000)		Asia Opportunity Portfolio (consolidated) (000)		Developing Opportunity Portfolio (consolidated) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$137,183		$1,078		$79,848		$48,515
Investments in Securities of Affiliated Issuers, at Cost	3,766		—		6,354		3,544
Total Investments in Securities, at Cost	140,949		1,078		86,202		52,059
Investments in Securities of Unaffiliated Issuers, at Value(1)	211,124		1,213		111,431		59,735
Investments in Securities of Affiliated Issuers, at Value	3,766		—		6,354		3,544
Total Investments in Securities, at Value	214,890		1,213		117,785		63,279
Foreign Currency, at Value (Cost of $2, $—@, $578 and $—@, respectively)	2		—	@	577		—	@
Cash	—		—		1		1
Receivable for Investments Sold	346		29		2,424		417
Receivable for Fund Shares Sold	2,232		—		439		32
Due from Adviser	—		105		—		—
Dividends Receivable	21		1		31		16
Receivable from Affiliate	31		—	@	8		8
Tax Reclaim Receivable	3		—		—		—
Receivable from Securities Lending Income	—		—		1		—
Other Assets	49		30		52		53
Total Assets	217,574		1,378		121,318		63,806
Liabilities:
Payable for Investments Purchased	13		—		1,047		637
Deferred Capital Gain Country Tax	—		—		1,045		434
Payable for Fund Shares Redeemed	31		—	@	925		42
Payable for Advisory Fees	284		—		178		20
Collateral on Securities Loaned, at Value	—		—		437		—
Payable for Professional Fees	29		12		34		29
Payable for Custodian Fees	11		4		40		13
Due to Broker	60		—		—		—
Payable for Sub Transfer Agency Fees — Class I	13		—	@	11		6
Payable for Sub Transfer Agency Fees — Class A	8		—		3		1
Payable for Sub Transfer Agency Fees — Class L	—	@	—		—		—
Payable for Sub Transfer Agency Fees — Class C	2		—		1		1
Payable for Administration Fees	15		—	@	8		4
Payable for Shareholder Services Fees — Class A	2		—	@	4		1
Payable for Distribution and Shareholder Services Fees — Class L	—	@	—		—		—
Payable for Distribution and Shareholder Services Fees — Class C	5		—	@	2		2
Payable for Transfer Agency Fees — Class I	1		—	@	1		1
Payable for Transfer Agency Fees — Class A	1		—	@	1		—	@
Payable for Transfer Agency Fees — Class L	—	@	—		—		—
Payable for Transfer Agency Fees — Class C	1		—	@	—	@	—	@
Payable for Transfer Agency Fees — Class R6	—	@	—	@	—	@	—	@
Payable to Bank	—		4		—		—
Other Liabilities	54		33		32		19
Total Liabilities	530		53		3,769		1,210
Net Assets	$217,044		$1,325		$117,549		$62,596
Net Assets Consist of:
Paid-in-Capital	$281,698		$1,208		$225,217		$135,605
Total Distributable Earnings (Accumulated Loss)	(64,654)		117		(107,668)		(73,009)
Net Assets	$217,044		$1,325		$117,549		$62,596

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Assets and Liabilities (cont'd)

	Advantage Portfolio (consolidated) (000)	American Resilience Portfolio (000)	Asia Opportunity Portfolio (consolidated) (000)	Developing Opportunity Portfolio (consolidated) (000)
CLASS I:
Net Assets	$101,033	$1,143	$93,327	$57,681
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,574,206	101,800	4,291,252	5,370,061
Net Asset Value, Offering and Redemption Price Per Share	$28.27	$11.23	$21.75	$10.74
CLASS A:
Net Assets	$50,567	$62	$18,194	$2,842
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,904,519	5,563	854,108	267,608
Net Asset Value, Redemption Price Per Share	$26.55	$11.21	$21.30	$10.62
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$1.47	$0.62	$1.18	$0.59
Maximum Offering Price Per Share	$28.02	$11.83	$22.48	$11.21
CLASS L:
Net Assets	$1,667	$—	$—	$—
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	59,831	—	—	—
Net Asset Value, Offering and Redemption Price Per Share	$27.85	$—	$—	$—
CLASS C:
Net Assets	$15,024	$59	$2,714	$2,062
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	624,467	5,282	132,748	201,561
Net Asset Value, Offering and Redemption Price Per Share	$24.06	$11.08	$20.45	$10.23
CLASS R6:
Net Assets	$48,753	$61	$3,314	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,713,079	5,418	151,833	1,017
Net Asset Value, Offering and Redemption Price Per Share	$28.46	$11.24	$21.83	$10.77
(1) Including: Securities on Loan, at Value:	$—	$—	$421	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Assets and Liabilities (cont'd)

	Emerging Markets ex China Portfolio (000)		Emerging Markets Leaders Portfolio (000)		Emerging Markets Portfolio (000)		Global Concentrated Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$5,828		$95,465		$77,181		$275,154
Investments in Securities of Affiliated Issuers, at Cost	84		5,190		751		3,437
Total Investments in Securities, at Cost	5,912		100,655		77,932		278,591
Investments in Securities of Unaffiliated Issuers, at Value(1)	9,407		120,123		134,769		356,618
Investments in Securities of Affiliated Issuers, at Value	84		5,190		751		3,437
Total Investments in Securities, at Value	9,491		125,313		135,520		360,055
Foreign Currency, at Value (Cost of $15, $963, $426 and $—, respectively)	15		961		430		—
Cash	—		—		—	@	—
Receivable for Investments Sold	—		—		48		1,514
Receivable for Fund Shares Sold	—		38		223		737
Dividends Receivable	17		242		392		58
Tax Reclaim Receivable	1		8		119		21
Due from Adviser	80		—		—		—
Receivable from Affiliate	—		18		3		8
Receivable from Securities Lending Income	—		—		8		—
Due from Broker	—	@	—		—		—
Other Assets	37		73		101		34
Total Assets	9,641		126,653		136,844		362,427
Liabilities:
Deferred Capital Gain Country Tax	127		1,740		2,808		—
Payable for Investments Purchased	—		—		—	@	1,951
Payable for Advisory Fees	—		130		226		587
Due to Broker	—		662		—		—
Payable for Fund Shares Redeemed	—		119		57		110
Payable for Custodian Fees	11		72		60		5
Payable for Professional Fees	27		37		66		10
Payable for Sub Transfer Agency Fees — Class I	—		35		18		55
Payable for Sub Transfer Agency Fees — Class A	—		2		1		4
Payable for Sub Transfer Agency Fees — Class L	—		—		—	@	—
Payable for Sub Transfer Agency Fees — Class C	—		1		—	@	2
Payable for Administration Fees	1		8		11		24
Collateral on Securities Loaned, at Value	—		—		36		—
Payable for Shareholder Services Fees — Class A	—	@	2		1		4
Payable for Distribution and Shareholder Services Fees — Class L	—		—		—	@	—
Payable for Distribution and Shareholder Services Fees — Class C	—	@	2		—	@	11
Payable for Transfer Agency Fees — Class I	—	@	2		6		—	@
Payable for Transfer Agency Fees — Class A	—	@	1		1		—	@
Payable for Transfer Agency Fees — Class L	—		—		—	@	—
Payable for Transfer Agency Fees — Class C	—	@	—	@	—	@	—	@
Payable for Transfer Agency Fees — Class R6	—	@	1		1		—	@
Payable for Transfer Agency Fees — Class IR	—		—	@	—	@	—
Other Liabilities	17		29		64		17
Total Liabilities	183		2,843		3,356		2,780
Net Assets	$9,458		$123,810		$133,488		$359,647
Net Assets Consist of:
Paid-in-Capital	$6,031		$174,165		$65,433		$272,308
Total Distributable Earnings (Accumulated Loss)	3,427		(50,355)		68,055		87,339
Net Assets	$9,458		$123,810		$133,488		$359,647

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Assets and Liabilities (cont'd)

	Emerging Markets ex China Portfolio (000)	Emerging Markets Leaders Portfolio (000)	Emerging Markets Portfolio (000)	Global Concentrated Portfolio (000)
CLASS I:
Net Assets	$9,178	$114,279	$75,779	$324,830
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	562,559	6,858,710	5,397,558	12,007,821
Net Asset Value, Redemption Price Per Share	$16.32	$16.66	$14.04	$27.05
CLASS A:
Net Assets	$94	$6,919	$4,408	$21,041
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,742	429,893	334,261	789,668
Net Asset Value, Redemption Price Per Share	$16.28	$16.09	$13.19	$26.65
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$0.90	$0.89	$0.73	$1.48
Maximum Offering Price Per Share	$17.18	$16.98	$13.92	$28.13
CLASS L:
Net Assets	$—	$—	$166	$—
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	—	13,416	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$12.34	$—
CLASS C:
Net Assets	$91	$2,233	$327	$13,717
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,627	149,753	26,413	543,691
Net Asset Value, Offering and Redemption Price Per Share	$16.22	$14.91	$12.40	$25.23
CLASS R6:
Net Assets	$95	$370	$52,793	$59
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,804	22,130	3,767,083	2,172
Net Asset Value, Offering and Redemption Price Per Share	$16.32	$16.73	$14.01	$27.09
CLASS IR:
Net Assets	$—	$9	$15	$—
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	517	1,049	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$16.72	$14.01	$—
(1) Including: Securities on Loan, at Value:	$—	$—	$1,230	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Assets and Liabilities (cont'd)

	Global Core Portfolio (000)		Global Endurance Portfolio (000)		Global Franchise Portfolio (000)	Global Insight Portfolio (consolidated) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$36,127		$24,913		$1,333,354	$44,178
Investments in Securities of Affiliated Issuers, at Cost	359		2,792		19,055	1,702
Total Investments in Securities, at Cost	36,486		27,705		1,352,409	45,880
Investments in Securities of Unaffiliated Issuers, at Value(1)	54,376		23,142		1,911,830	63,013
Investments in Securities of Affiliated Issuers, at Value	359		2,792		19,055	1,702
Total Investments in Securities, at Value	54,735		25,934		1,930,885	64,715
Foreign Currency, at Value (Cost of $—, $20, $1,073 and $5, respectively)	—		21		1,072	6
Receivable for Investments Sold	112		—		14,916	50
Tax Reclaim Receivable	2		—		1,209	3
Dividends Receivable	8		—	@	915	—
Receivable for Fund Shares Sold	7		99		728	18
Receivable from Affiliate	1		14		85	4
Due from Adviser	—		6		—	—
Receivable from Securities Lending Income	—		—		—	1
Other Assets	36		46		151	53
Total Assets	54,901		26,120		1,949,961	64,850
Liabilities:
Payable for Fund Shares Redeemed	—		—		9,836	78
Payable for Advisory Fees	28		—		4,070	53
Collateral on Securities Loaned, at Value	—		—		—	1,280
Payable for Sub Transfer Agency Fees — Class I	5		2		469	7
Payable for Sub Transfer Agency Fees — Class A	1		—	@	58	2
Payable for Sub Transfer Agency Fees — Class L	—		—		2	—	@
Payable for Sub Transfer Agency Fees — Class C	1		—	@	15	1
Payable for Investments Purchased	110		—		—	111
Payable for Administration Fees	4		2		137	5
Payable for Shareholder Services Fees — Class A	2		1		46	5
Payable for Distribution and Shareholder Services Fees — Class L	—		—		5	—	@
Payable for Distribution and Shareholder Services Fees — Class C	3		1		—	3
Payable for Custodian Fees	5		4		42	10
Payable for Professional Fees	—		7		43	6
Payable for Transfer Agency Fees — Class I	—	@	1		4	1
Payable for Transfer Agency Fees — Class A	—	@	1		1	1
Payable for Transfer Agency Fees — Class L	—		—		3	—	@
Payable for Transfer Agency Fees — Class C	—	@	—	@	1	—	@
Payable for Transfer Agency Fees — Class R6	—	@	—	@	1	—	@
Other Liabilities	6		15		199	27
Total Liabilities	165		34		14,932	1,590
Net Assets	$54,736		$26,086		$1,935,029	$63,260
Net Assets Consist of:
Paid-in-Capital	$36,092		$64,344		$1,234,950	$142,418
Total Distributable Earnings (Accumulated Loss)	18,644		(38,258)		700,079	(79,158)
Net Assets	$54,736		$26,086		$1,935,029	$63,260

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Assets and Liabilities (cont'd)

	Global Core Portfolio (000)	Global Endurance Portfolio (000)	Global Franchise Portfolio (000)	Global Insight Portfolio (consolidated) (000)
CLASS I:
Net Assets	$39,476	$22,218	$1,288,486	$35,446
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,632,664	1,071,059	43,452,403	1,784,458
Net Asset Value, Offering and Redemption Price Per Share	$24.18	$20.74	$29.65	$19.86
CLASS A:
Net Assets	$11,527	$2,537	$209,266	$24,087
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	483,810	124,016	7,295,981	1,282,262
Net Asset Value, Redemption Price Per Share	$23.83	$20.46	$28.68	$18.78
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$1.32	$1.13	$1.59	$1.04
Maximum Offering Price Per Share	$25.15	$21.59	$30.27	$19.82
CLASS L:
Net Assets	$—	$—	$6,953	$295
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	—	244,123	17,529
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$28.48	$16.82
CLASS C:
Net Assets	$3,718	$1,290	$50,931	$3,396
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	165,513	66,014	1,856,450	211,100
Net Asset Value, Offering and Redemption Price Per Share	$22.46	$19.54	$27.43	$16.09
CLASS R6:
Net Assets	$15	$41	$379,393	$36
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	627	1,950	12,794,584	1,798
Net Asset Value, Offering and Redemption Price Per Share	$24.20	$20.77	$29.65	$19.86
(1) Including: Securities on Loan, at Value:	$—	$—	$—	$1,223

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Assets and Liabilities (cont'd)

	Global Opportunity Portfolio (consolidated) (000)		Global Permanence Portfolio (consolidated) (000)		Global Stars Portfolio (000)		Growth Portfolio (consolidated) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$1,537,901		$3,925		$26,919		$2,319,857
Investments in Securities of Affiliated Issuers, at Cost	125,831		21		103		51,971
Total Investments in Securities, at Cost	1,663,732		3,946		27,022		2,371,828
Investments in Securities of Unaffiliated Issuers, at Value	3,178,985		4,502		33,769		4,044,563
Investments in Securities of Affiliated Issuers, at Value	125,831		21		103		51,971
Total Investments in Securities, at Value	3,304,816		4,523		33,872		4,096,534
Foreign Currency, at Value (Cost of $4, $3, $326 and $2, respectively)	4		3		327		2
Cash	3		—		—		—
Receivable for Investments Sold	39,439		—		193		—
Receivable for Fund Shares Sold	1,617		—	@	1		2,617
Dividends Receivable	779		—	@	14		—
Tax Reclaim Receivable	611		—		55		—
Receivable from Affiliate	149		1		1		357
Due from Adviser	—		73		26		—
Other Assets	228		21		40		432
Total Assets	3,347,646		4,621		34,529		4,099,942
Liabilities:
Payable for Investments Purchased	68,151		—	@	—		8,568
Deferred Capital Gain Country Tax	18,349		—		—		—
Payable for Advisory Fees	6,185		—		—		4,617
Payable for Fund Shares Redeemed	3,419		—		50		2,965
Due to Broker	—		—		—		3,890
Payable for Sub Transfer Agency Fees — Class I	222		—	@	4		206
Payable for Sub Transfer Agency Fees — Class A	53		—		2		353
Payable for Sub Transfer Agency Fees — Class L	5		—		—	@	17
Payable for Sub Transfer Agency Fees — Class C	19		—		1		29
Payable for Shareholder Services Fees — Class A	—		—	@	1		515
Payable for Distribution and Shareholder Services Fees — Class L	—		—		1		53
Payable for Distribution and Shareholder Services Fees — Class C	—	@	—	@	2		129
Payable for Administration Fees	223		—	@	3		286
Payable for Custodian Fees	112		6		15		42
Payable for Transfer Agency Fees — Class I	4		—	@	1		10
Payable for Transfer Agency Fees — Class A	30		—	@	1		31
Payable for Transfer Agency Fees — Class L	5		—		—	@	2
Payable for Transfer Agency Fees — Class C	1		—	@	—	@	1
Payable for Transfer Agency Fees — Class R6	1		—	@	—	@	1
Payable for Transfer Agency Fees — Class IR	—	@	—		—		—	@
Payable for Professional Fees	45		3		—		—	@
Payable for Directors' Fees and Expenses	—		—		—		34
Other Liabilities	586		10		16		511
Total Liabilities	97,410		19		97		22,260
Net Assets	$3,250,236		$4,602		$34,432		$4,077,682
Net Assets Consist of:
Paid-in-Capital	$1,585,402		$4,233		$25,444		$3,819,717
Total Distributable Earnings	1,664,834		369		8,988		257,965
Net Assets	$3,250,236		$4,602		$34,432		$4,077,682
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Assets and Liabilities (cont'd)

	Global Opportunity Portfolio (consolidated) (000)	Global Permanence Portfolio (consolidated) (000)	Global Stars Portfolio (000)	Growth Portfolio (consolidated) (000)
CLASS I:
Net Assets	$1,883,204	$3,669	$24,922	$1,378,893
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	53,108,816	305,176	1,880,601	19,717,542
Net Asset Value, Offering and Redemption Price Per Share	$35.46	$12.02	$13.25	$69.93
CLASS A:
Net Assets	$1,003,311	$579	$6,041	$2,348,190
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	30,707,246	49,186	461,648	37,638,746
Net Asset Value, Redemption Price Per Share	$32.67	$11.78	$13.09	$62.39
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$1.81	$0.65	$0.73	$3.46
Maximum Offering Price Per Share	$34.48	$12.43	$13.82	$65.85
CLASS L:
Net Assets	$36,730	$—	$1,253	$80,930
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,156,115	—	101,641	1,497,429
Net Asset Value, Offering and Redemption Price Per Share	$31.77	$—	$12.33	$54.05
CLASS C:
Net Assets	$143,035	$297	$2,141	$146,406
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,003,054	26,878	184,042	2,819,255
Net Asset Value, Offering and Redemption Price Per Share	$28.59	$11.07	$11.63	$51.93
CLASS R6:
Net Assets	$182,449	$57	$75	$123,239
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,089,006	4,768	5,653	1,729,034
Net Asset Value, Offering and Redemption Price Per Share	$35.85	$12.05	$13.26	$71.28
CLASS IR:
Net Assets	$1,507	$—	$—	$24
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	41,970	—	—	331
Net Asset Value, Offering and Redemption Price Per Share	$35.90	$—	$—	$71.07

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Assets and Liabilities (cont'd)

	Inception Portfolio (consolidated) (000)		International Advantage Portfolio (consolidated) (000)		International Equity Portfolio (000)		International Opportunity Portfolio (consolidated) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$314,004		$1,624,257		$204,129		$490,538
Investments in Securities of Affiliated Issuers, at Cost	15,231		32,368		—		—
Total Investments in Securities, at Cost	329,235		1,656,625		204,129		490,538
Investments in Securities of Unaffiliated Issuers, at Value(1)	311,702		2,645,817		288,009		741,805
Investments in Securities of Affiliated Issuers, at Value	15,231		32,368		—		—
Total Investments in Securities, at Value	326,933		2,678,185		288,009		741,805
Foreign Currency, at Value (Cost of $2, $1,740, $290 and $430, respectively)	2		1,761		290		429
Cash	—		78		—		—
Receivable for Investments Sold	2,818		16,945		1,823		3,470
Tax Reclaim Receivable	—		4,793		6,077		582
Receivable for Fund Shares Sold	202		908		165		282
Unrealized Appreciation on Derivative Contracts — PIPE	1,420		—		—		—
Dividends Receivable	—		732		48		178
Receivable from Affiliate	25		120		8		29
Receivable from Securities Lending Income	62		—		—		2
Other Assets	51		199		161		127
Total Assets	331,513		2,703,721		296,581		746,904
Liabilities:
Deferred Capital Gain Country Tax	—		15,476		—		5,286
Collateral on Securities Loaned, at Value	15,992		—		—		—
Payable for Advisory Fees	681		5,078		817		1,388
Payable for Fund Shares Redeemed	751		1,196		662		518
Payable for Investments Purchased	1,554		—		—		—	@
Payable for Sub Transfer Agency Fees — Class I	17		376		60		85
Payable for Sub Transfer Agency Fees — Class A	10		67		11		11
Payable for Sub Transfer Agency Fees — Class L	—	@	—	@	1		—	@
Payable for Sub Transfer Agency Fees — Class C	2		3		—	@	2
Payable to Bank	—		—		445		175
Due to Broker	520		—		—		—
Payable for Custodian Fees	15		203		51		65
Payable for Administration Fees	23		184		21		51
Payable for Shareholder Services Fees — Class A	24		62		7		36
Payable for Distribution and Shareholder Services Fees — Class L	—	@	—	@	2		—	@
Payable for Distribution and Shareholder Services Fees — Class C	8		8		—	@	11
Payable for Professional Fees	3		27		26		66
Payable for Transfer Agency Fees — Class I	2		22		3		6
Payable for Transfer Agency Fees — Class A	1		1		1		2
Payable for Transfer Agency Fees — Class L	—	@	—	@	1		—	@
Payable for Transfer Agency Fees — Class C	—	@	1		—	@	1
Payable for Transfer Agency Fees — Class R6	1		1		1		1
Payable for Transfer Agency Fees — Class IR	—		—		—		—	@
Other Liabilities	36		182		143		127
Total Liabilities	19,640		22,887		2,252		7,831
Commitments and Contingencies (Note 5)
Net Assets	$311,873		$2,680,834		$294,329		$739,073
Net Assets Consist of:
Paid-in-Capital	$1,156,028		$1,974,532		$181,799		$786,378
Total Distributable Earnings (Accumulated Loss)	(844,155)		706,302		112,530		(47,305)
Net Assets	$311,873		$2,680,834		$294,329		$739,073

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Assets and Liabilities (cont'd)

	Inception Portfolio (consolidated) (000)	International Advantage Portfolio (consolidated) (000)	International Equity Portfolio (000)	International Opportunity Portfolio (consolidated) (000)
CLASS I:
Net Assets	$144,917	$2,269,189	$156,044	$555,727
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,047,253	81,842,128	23,345,785	17,326,970
Net Asset Value, Offering and Redemption Price Per Share	$16.02	$27.73	$6.68	$32.07
CLASS A:
Net Assets	$104,627	$289,146	$33,029	$166,630
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,888,381	10,759,779	4,820,493	5,403,332
Net Asset Value, Redemption Price Per Share	$10.58	$26.87	$6.85	$30.84
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$0.59	$1.49	$0.38	$1.71
Maximum Offering Price Per Share	$11.17	$28.36	$7.23	$32.55
CLASS L:
Net Assets	$651	$500	$2,732	$160
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	75,606	19,897	431,630	5,608
Net Asset Value, Offering and Redemption Price Per Share	$8.61	$25.13	$6.33	$28.50
CLASS C:
Net Assets	$8,484	$8,961	$390	$12,928
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	884,012	364,682	65,606	464,744
Net Asset Value, Offering and Redemption Price Per Share	$9.60	$24.57	$5.94	$27.82
CLASS R6:
Net Assets	$53,194	$113,038	$102,134	$3,614
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,281,195	4,058,040	15,349,664	112,039
Net Asset Value, Offering and Redemption Price Per Share	$16.21	$27.86	$6.65	$32.26
CLASS IR:
Net Assets	$—	$—	$—	$14
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	—	—	442
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$32.27
(1) Including: Securities on Loan, at Value:	$15,327	$—	$—	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Assets and Liabilities (cont'd)

	International Resilience Portfolio (000)		Passport Overseas Equity Portfolio (000)		Permanence Portfolio (consolidated) (000)		US Core Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$1,673		$96,642		$4,784		$252,815
Investments in Securities of Affiliated Issuers, at Cost	—		5,167		72		2,143
Total Investments in Securities, at Cost	1,673		101,809		4,856		254,958
Investments in Securities of Unaffiliated Issuers, at Value(1)	2,031		164,804		5,437		429,531
Investments in Securities of Affiliated Issuers, at Value	—		5,167		72		2,143
Total Investments in Securities, at Value	2,031		169,971		5,509		431,674
Foreign Currency, at Value (Cost of $7, $23, $9 and $—, respectively)	7		—		9		—
Receivable for Investments Sold	4		1,145		30		1,005
Receivable for Fund Shares Sold	—		121		—		1,340
Receivable for Variation Margin on Futures Contracts	—		643		—		—
Tax Reclaim Receivable	—	@	396		—		—
Due from Adviser	90		—		72		—
Dividends Receivable	1		128		3		21
Receivable from Affiliate	—	@	14		1		5
Receivable from Securities Lending Income	—		2		—		—
Other Assets	34		59		19		39
Total Assets	2,167		172,479		5,643		434,084
Liabilities:
Deferred Capital Gain Country Tax	—		979		—		—
Payable for Investments Purchased	—		—		65		736
Payable for Advisory Fees	—		188		—		588
Payable for Fund Shares Redeemed	—		247		1		70
Payable for Sub Transfer Agency Fees — Class I	—	@	15		—	@	45
Payable for Sub Transfer Agency Fees — Class A	—	@	10		—	@	14
Payable for Sub Transfer Agency Fees — Class L	—		1		—		—
Payable for Sub Transfer Agency Fees — Class C	—		—	@	—	@	10
Payable for Shareholder Services Fees — Class A	—	@	12		—	@	20
Payable for Distribution and Shareholder Services Fees — Class L	—		3		—		—
Payable for Distribution and Shareholder Services Fees — Class C	—	@	—	@	—	@	47
Payable for Professional Fees	1		36		14		1
Collateral on Securities Loaned, at Value	—		47		—		—
Payable for Custodian Fees	15		21		5		5
Payable for Administration Fees	—	@	12		—	@	29
Payable to Bank	1		12		—		—
Payable for Transfer Agency Fees — Class I	—	@	1		—	@	1
Payable for Transfer Agency Fees — Class A	—	@	1		—	@	1
Payable for Transfer Agency Fees — Class L	—		1		—		—
Payable for Transfer Agency Fees — Class C	—	@	—	@	—	@	1
Payable for Transfer Agency Fees — Class R6	—	@	—	@	—	@	—	@
Payable for Transfer Agency Fees — Class IR	—		—	@	—		—
Other Liabilities	16		41		2		—
Total Liabilities	33		1,627		87		1,568
Net Assets	$2,134		$170,852		$5,556		$432,516
Net Assets Consist of:
Paid-in-Capital	$1,797		$101,128		$4,951		$286,426
Total Distributable Earnings	337		69,724		605		146,090
Net Assets	$2,134		$170,852		$5,556		$432,516

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Assets and Liabilities (cont'd)

	International Resilience Portfolio (000)	Passport Overseas Equity Portfolio (000)	Permanence Portfolio (consolidated) (000)	US Core Portfolio (000)
CLASS I:
Net Assets	$1,917	$107,604	$4,690	$283,825
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	158,248	5,690,131	360,381	8,229,340
Net Asset Value, Offering and Redemption Price Per Share	$12.11	$18.91	$13.02	$34.49
CLASS A:
Net Assets	$86	$57,844	$746	$92,492
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,142	2,973,371	58,313	2,721,643
Net Asset Value, Redemption Price Per Share	$12.08	$19.45	$12.79	$33.98
Maximum Sales Load	5.25%	5.25%	5.25%	5.25%
Maximum Sales Charge	$0.67	$1.08	$0.71	$1.88
Maximum Offering Price Per Share	$12.75	$20.53	$13.50	$35.86
CLASS L:
Net Assets	$—	$5,027	$—	$—
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	261,512	—	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$19.22	$—	$—
CLASS C:
Net Assets	$64	$320	$38	$55,408
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,397	16,745	3,089	1,737,734
Net Asset Value, Offering and Redemption Price Per Share	$11.87	$19.08	$12.27	$31.89
CLASS R6:
Net Assets	$67	$38	$82	$791
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,498	2,029	6,261	22,894
Net Asset Value, Offering and Redemption Price Per Share	$12.12	$18.94	$13.04	$34.53
CLASS IR:
Net Assets	$—	$19	$—	$—
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	—	992	—	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$18.91	$—	$—
(1) Including: Securities on Loan, at Value:	$—	$837	$—	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Assets and Liabilities (cont'd)

	Vitality Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$2,012
Investments in Securities of Affiliated Issuers, at Cost	121
Total Investments in Securities, at Cost	2,133
Investments in Securities of Unaffiliated Issuers, at Value(1)	2,168
Investments in Securities of Affiliated Issuers, at Value	121
Total Investments in Securities, at Value	2,289
Due from Adviser	66
Receivable from Securities Lending Income	—	@
Dividends Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	45
Total Assets	2,400
Liabilities:
Collateral on Securities Loaned, at Value	42
Payable for Professional Fees	2
Payable for Custodian Fees	2
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Administration Fees	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	9
Total Liabilities	56
Net Assets	$2,344
Net Assets Consist of:
Paid-in-Capital	$3,292
Total Accumulated Loss	(948)
Net Assets	$2,344
CLASS I:
Net Assets	$2,221
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	337,356
Net Asset Value, Offering and Redemption Price Per Share	$6.59
CLASS A:
Net Assets	$55
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,337
Net Asset Value, Redemption Price Per Share	$6.55
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.36
Maximum Offering Price Per Share	$6.91
CLASS C:
Net Assets	$33
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,119
Net Asset Value, Offering and Redemption Price Per Share	$6.44
CLASS R6:
Net Assets	$35
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,239
Net Asset Value, Offering and Redemption Price Per Share	$6.59
(1) Including: Securities on Loan, at Value:	$40

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Operations

	Advantage Portfolio (consolidated) (000)	American Resilience Portfolio (000)	Asia Opportunity Portfolio (consolidated) (000)	Developing Opportunity Portfolio (consolidated) (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $23, $—@, $101 and $36, respectively)	$488	$16	$1,288	$359
Dividends from Security of Affiliated Issuer (Note G)	301	1	121	55
Income from Securities Loaned — Net	—	—	4	—
Total Investment Income	789	17	1,413	414
Expenses:
Advisory Fees (Note B)	1,380	8	999	380
Shareholder Services Fees — Class A (Note D)	127	— @	48	7
Distribution and Shareholder Services Fees — Class L (Note D)	13	—	—	—
Distribution and Shareholder Services Fees — Class C (Note D)	170	1	58	25
Professional Fees	209	182	218	222
Sub Transfer Agency Fees — Class I	121	— @	107	38
Sub Transfer Agency Fees — Class A	60	— @	21	4
Sub Transfer Agency Fees — Class L	2	—	—	—
Sub Transfer Agency Fees — Class C	15	—	7	3
Administration Fees (Note C)	170	1	100	34
Registration Fees	77	56	59	54
Transfer Agency Fees — Class I (Note E)	10	2	5	5
Transfer Agency Fees — Class A (Note E)	6	2	4	3
Transfer Agency Fees — Class L (Note E)	3	—	—	—
Transfer Agency Fees — Class C (Note E)	6	2	3	3
Transfer Agency Fees — Class R6 (Note E)	3	2	2	2
Custodian Fees (Note F)	21	9	57	26
Shareholder Reporting Fees	20	13	22	16
Directors' Fees and Expenses	8	5	7	6
Pricing Fees	2	2	2	2
Interest Expense	1	—	1	5
Other Expenses	31	39	29	24
Total Expenses	2,455	324	1,749	859
Waiver of Advisory Fees (Note B)	(199)	(8)	(182)	(300)
Expenses Reimbursed by Adviser (Note B)	—	(298)	—	—
Reimbursement of Class Specific Expenses — Class I (Note B)	(86)	(2)	(64)	(24)
Reimbursement of Class Specific Expenses — Class A (Note B)	—	(2)	—	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	(2)	—	—	—
Reimbursement of Class Specific Expenses — Class C (Note B)	—	(2)	(1)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(3)	(2)	(2)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(14)	(— @)	(6)	(3)
Waiver of Distribution and Shareholder Services Fees — Class L (Note D)	(13)	—	—	—
Net Expenses	2,138	10	1,494	526
Net Investment Income (Loss)	(1,349)	7	(81)	(112)
Realized Gain (Loss):
Investments Sold (Net of Capital Gain Country Tax of $—, $—, $269 and $147, respectively)	18,989	(9)	7,494	205
Payment from the Adviser (Note B)	85	—	—	—
Foreign Currency Transactions	(4)	(— @)	(37)	(51)
Net Realized Gain (Loss)	19,070	(9)	7,457	154
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $—, $—, $189 and $208, respectively)	15,179	(19)	(436)	2,370
Foreign Currency Translation	— @	— @	(1)	— @
Net Change in Unrealized Appreciation (Depreciation)	15,179	(19)	(437)	2,370
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	34,249	(28)	7,020	2,524
Net Increase (Decrease) in Net Assets Resulting from Operations	$32,900	$(21)	$6,939	$2,412

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Operations (cont'd)

	Emerging Markets ex China Portfolio (000)	Emerging Markets Leaders Portfolio (000)	Emerging Markets Portfolio (000)	Global Concentrated Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $27, $356, $1,192 and $159, respectively)	$172	$2,075	$8,596	$2,844
Dividends from Security of Affiliated Issuer (Note G)	6	260	471	115
Income from Securities Loaned — Net	—	—	29	22
Other Income (Note H)	—	3	87	—
Total Investment Income	178	2,338	9,183	2,981
Expenses:
Professional Fees	203	246	266	198
Advisory Fees (Note B)	59	1,111	2,722	2,267
Registration Fees	56	82	92	71
Custodian Fees (Note F)	29	124	259	11
Shareholder Reporting Fees	12	29	28	27
Transfer Agency Fees — Class I (Note E)	2	8	38	4
Transfer Agency Fees — Class A (Note E)	2	3	4	3
Transfer Agency Fees — Class L (Note E)	—	—	2	—
Transfer Agency Fees — Class C (Note E)	2	3	2	2
Transfer Agency Fees — Class R6 (Note E)	2	5	7	2
Transfer Agency Fees — Class IR (Note E)	—	2	2	—
Administration Fees (Note C)	6	118	290	242
Pricing Fees	6	2	6	2
Directors' Fees and Expenses	6	8	12	8
Shareholder Services Fees — Class A (Note D)	— @	20	13	44
Distribution and Shareholder Services Fees — Class L (Note D)	—	—	1	—
Distribution and Shareholder Services Fees — Class C (Note D)	1	23	4	103
Sub Transfer Agency Fees — Class I	— @	160	121	290
Sub Transfer Agency Fees — Class A	—	10	7	21
Sub Transfer Agency Fees — Class L	—	—	— @	—
Sub Transfer Agency Fees — Class C	—	3	1	11
Interest Expense	—	—	3	3
Other Expenses	24	28	35	26
Total Expenses	410	1,985	3,915	3,335
Expenses Reimbursed by Adviser (Note B)	(267)	—	—	—
Waiver of Advisory Fees (Note B)	(59)	(341)	(262)	—
Reimbursement of Class Specific Expenses — Class I (Note B)	—	(114)	(110)	(138)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)	(1)	(3)	—
Reimbursement of Class Specific Expenses — Class L (Note B)	—	—	(2)	—
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)	(2)	(2)	—
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)	(5)	(7)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	—	(2)	(2)	—
Rebate from Morgan Stanley Affiliate (Note G)	(— @)	(9)	(14)	(6)
Net Expenses	78	1,511	3,513	3,189
Net Investment Income (Loss)	100	827	5,670	(208)
Realized Gain (Loss):
Investments Sold (Net of Capital Gain Country Tax of $6, $641, $6,368 and $—, respectively)	87	24,465	140,037	24,520
Foreign Currency Transactions	(3)	(150)	(1,003)	—
Futures Contracts	—	—	580	—
Net Realized Gain	84	24,315	139,614	24,520
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $50, $918, $4,434 and $—, respectively)	2,304	(11,633)	(51,261)	20,591
Foreign Currency Translation	—	12	52	—
Net Change in Unrealized Appreciation (Depreciation)	2,304	(11,621)	(51,209)	20,591
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,388	12,694	88,405	45,111
Net Increase in Net Assets Resulting from Operations	$2,488	$13,521	$94,075	$44,903

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Operations (cont'd)

	Global Core Portfolio (000)	Global Endurance Portfolio (000)	Global Franchise Portfolio (000)	Global Insight Portfolio (consolidated) (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $25, $—, $742 and $2, respectively)	$470	$123	$31,446	$94
Dividends from Security of Affiliated Issuer (Note G)	13	47	1,679	73
Income from Securities Loaned — Net	1	57	—	17
Other Income (Note H)	3	— @	631	—
Total Investment Income	487	227	33,756	184
Expenses:
Advisory Fees (Note B)	338	240	18,693	529
Professional Fees	176	178	216	187
Registration Fees	60	56	100	68
Shareholder Services Fees — Class A (Note D)	23	6	692	61
Distribution and Shareholder Services Fees — Class L (Note D)	—	—	58	2
Distribution and Shareholder Services Fees — Class C (Note D)	33	11	728	39
Sub Transfer Agency Fees — Class I	33	19	2,176	48
Sub Transfer Agency Fees — Class A	10	3	334	31
Sub Transfer Agency Fees — Class L	—	—	10	— @
Sub Transfer Agency Fees — Class C	4	1	80	5
Administration Fees (Note C)	36	24	2,051	53
Shareholder Reporting Fees	13	12	64	19
Transfer Agency Fees — Class I (Note E)	3	9	27	5
Transfer Agency Fees — Class A (Note E)	3	3	7	5
Transfer Agency Fees — Class L (Note E)	—	—	5	2
Transfer Agency Fees — Class C (Note E)	3	3	5	3
Transfer Agency Fees — Class R6 (Note E)	2	2	8	2
Custodian Fees (Note F)	10	13	89	24
Directors' Fees and Expenses	6	6	44	6
Pricing Fees	3	2	3	3
Interest Expense	1	3	4	3
Other Expenses	17	23	117	26
Total Expenses	774	614	25,511	1,121
Waiver of Advisory Fees (Note B)	(231)	(240)	—	(286)
Reimbursement of Class Specific Expenses — Class I (Note B)	(19)	(14)	—	(34)
Reimbursement of Class Specific Expenses — Class A (Note B)	—	(3)	—	(7)
Reimbursement of Class Specific Expenses — Class L (Note B)	—	—	—	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)	(2)	—	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)	(2)	—	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(1)	(2)	(80)	(4)
Expenses Reimbursed by Adviser (Note B)	—	(30)	—	—
Net Expenses	519	321	25,431	784
Net Investment Income (Loss)	(32)	(94)	8,325	(600)
Realized Gain:
Investments Sold	2,269	5,140	327,192	17,929
Payment from the Adviser (Note B)	—	—	—	11
Foreign Currency Transactions	— @	2	53	(— @)
Net Realized Gain	2,269	5,142	327,245	17,940
Change in Unrealized Appreciation (Depreciation):
Investments	5,800	1,516	(315,811)	(8,583)
Foreign Currency Translation	—	(1)	165	— @
Net Change in Unrealized Appreciation (Depreciation)	5,800	1,515	(315,646)	(8,583)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	8,069	6,657	11,599	9,357
Net Increase in Net Assets Resulting from Operations	$8,037	$6,563	$19,924	$8,757

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Operations (cont'd)

	Global Opportunity Portfolio (consolidated) (000)	Global Permanence Portfolio (consolidated) (000)	Global Stars Portfolio (000)	Growth Portfolio (consolidated) (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $1,804, $3, $19 and $37, respectively)	$14,443	$35	$355	$5,192
Dividends from Security of Affiliated Issuer (Note G)	3,826	5	24	3,872
Income from Securities Loaned — Net	—	—	—	19
Other Income (Note H)	97	1	4	—
Total Investment Income	18,366	41	383	9,083
Expenses:
Advisory Fees (Note B)	24,265	34	320	18,064
Shareholder Services Fees — Class A (Note D)	2,588	1	16	5,812
Distribution and Shareholder Services Fees — Class L (Note D)	286	—	10	592
Distribution and Shareholder Services Fees — Class C (Note D)	1,632	3	32	1,592
Sub Transfer Agency Fees — Class I	1,752	2	41	1,618
Sub Transfer Agency Fees — Class A	1,143	— @	10	2,653
Sub Transfer Agency Fees — Class L	29	—	2	87
Sub Transfer Agency Fees — Class C	159	— @	4	182
Administration Fees (Note C)	2,645	3	39	3,443
Transfer Agency Fees — Class I (Note E)	45	3	5	64
Transfer Agency Fees — Class A (Note E)	211	3	4	213
Transfer Agency Fees — Class L (Note E)	37	—	2	15
Transfer Agency Fees — Class C (Note E)	6	2	3	8
Transfer Agency Fees — Class R6 (Note E)	10	2	3	10
Transfer Agency Fees — Class IR (Note E)	2	—	—	2
Custodian Fees (Note F)	273	17	29	103
Professional Fees	252	183	180	203
Registration Fees	122	56	72	112
Shareholder Reporting Fees	112	14	24	180
Directors' Fees and Expenses	55	6	6	69
Interest Expense	5	—	—	24
Pricing Fees	3	4	3	2
Other Expenses	174	22	21	205
Total Expenses	35,806	355	826	35,253
Rebate from Morgan Stanley Affiliate (Note G)	(179)	(— @)	(1)	(184)
Waiver of Distribution and Shareholder Services Fees — Class L (Note D)	(172)	—	—	—
Reimbursement of Class Specific Expenses — Class I (Note B)	—	(3)	(26)	—
Reimbursement of Class Specific Expenses — Class A (Note B)	—	(2)	(5)	—
Reimbursement of Class Specific Expenses — Class L (Note B)	—	—	(2)	—
Reimbursement of Class Specific Expenses — Class C (Note B)	—	(2)	(2)	—
Reimbursement of Class Specific Expenses — Class R6 (Note B)	—	(2)	(3)	—
Reimbursement of Class Specific Expenses — Class IR (Note B)	(2)	—	—	(2)
Waiver of Advisory Fees (Note B)	—	(34)	(320)	—
Expenses Reimbursed by Adviser (Note B)	—	(264)	(3)	—
Net Expenses	35,453	48	464	35,067
Net Investment Loss	(17,087)	(7)	(81)	(25,984)
Realized Gain:
Investments Sold (Net of Capital Gain Country Tax of $112, $—, $— and $—, respectively)	273,493	458	8,216	764,724
Payment from the Adviser (Note B)	—	—	—	6,849
Foreign Currency Transactions	67	1	1	113
Net Realized Gain	273,560	459	8,217	771,686
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $15,812, $—, $— and $—, respectively)	106,535	507	(5,119)	195,747
Foreign Currency Translation	82	—	10	— @
Net Change in Unrealized Appreciation (Depreciation)	106,617	507	(5,109)	195,747
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	380,177	966	3,108	967,433
Net Increase in Net Assets Resulting from Operations	$363,090	$959	$3,027	$941,449

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Operations (cont'd)

	Inception Portfolio (consolidated) (000)	International Advantage Portfolio (consolidated) (000)	International Equity Portfolio (000)	International Opportunity Portfolio (consolidated) (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $—, $3,725, $999 and $961, respectively)	$248	$24,859	$10,535	$5,489
Dividends from Security of Affiliated Issuer (Note G)	530	1,323	263	529
Income from Securities Loaned — Net	535	219	—	9
Other Income (Note H)	—	566	861	—
Total Investment Income	1,313	26,967	11,659	6,027
Expenses:
Advisory Fees (Note B)	3,297	21,189	3,928	6,223
Shareholder Services Fees — Class A (Note D)	310	792	90	437
Distribution and Shareholder Services Fees — Class L (Note D)	5	4	23	1
Distribution and Shareholder Services Fees — Class C (Note D)	101	110	4	162
Sub Transfer Agency Fees — Class I	110	2,621	301	632
Sub Transfer Agency Fees — Class A	164	490	—	220
Sub Transfer Agency Fees — Class L	1	1	3	— @
Sub Transfer Agency Fees — Class C	15	14	— @	19
Administration Fees (Note C)	287	2,207	393	622
Professional Fees	195	235	225	273
Registration Fees	79	112	75	94
Shareholder Reporting Fees	37	151	33	52
Transfer Agency Fees — Class I (Note E)	14	156	20	36
Transfer Agency Fees — Class A (Note E)	11	9	8	10
Transfer Agency Fees — Class L (Note E)	3	2	3	2
Transfer Agency Fees — Class C (Note E)	3	4	3	4
Transfer Agency Fees — Class R6 (Note E)	5	10	3	9
Transfer Agency Fees — Class IR (Note E)	—	—	—	2
Custodian Fees (Note F)	30	441	120	140
Directors' Fees and Expenses	10	45	14	17
Interest Expense	9	16	2	24
Pricing Fees	4	2	4	2
Other Expenses	36	189	43	67
Total Expenses	4,726	28,800	5,295	9,048
Waiver of Advisory Fees (Note B)	(642)	—	(366)	(178)
Rebate from Morgan Stanley Affiliate (Note G)	(25)	(63)	(12)	(25)
Reimbursement of Class Specific Expenses — Class I (Note B)	(8)	(281)	(191)	(317)
Reimbursement of Class Specific Expenses — Class L (Note B)	(3)	(2)	(2)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)	—	(3)	—
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(5)	—	(3)	(9)
Reimbursement of Class Specific Expenses — Class IR (Note B)	—	—	—	(2)
Net Expenses	4,042	28,454	4,718	8,515
Net Investment Income (Loss)	(2,729)	(1,487)	6,941	(2,488)
Realized Gain (Loss):
Investments Sold (Net of Capital Gain Country Tax of $—, $170, $— and $182, respectively)	43,066	215,619	151,691	68,529
Investments in Affiliates	—	(29,614)	—	—
Foreign Currency Transactions	(— @)	362	(85)	(25)
Net Realized Gain	43,066	186,367	151,606	68,504
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $—, $13,206, $— and $4,722, respectively)	(45,557)	178,972	(60,015)	22,043
Investments in Affiliates	—	37,330	—	—
Foreign Currency Translation	— @	609	740	48
Derivative Contracts — PIPE	1,420	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(44,137)	216,911	(59,275)	22,091
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,071)	403,278	92,331	90,595
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,800)	$401,791	$99,272	$88,107

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Operations (cont'd)

	International Resilience Portfolio (000)	Passport Overseas Equity Portfolio (000)	Permanence Portfolio (consolidated) (000)	US Core Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $3, $445, $1 and $—, respectively)	$26	$3,533	$41	$3,179
Dividends from Security of Affiliated Issuer (Note G)	1	275	7	92
Income from Securities Loaned — Net	—	17	—	—
Other Income (Note H)	—	32	—	—
Total Investment Income	27	3,857	48	3,271
Expenses:
Professional Fees	179	231	171	170
Registration Fees	56	87	56	84
Custodian Fees (Note F)	33	52	13	12
Advisory Fees (Note B)	14	1,034	34	2,347
Shareholder Reporting Fees	11	33	14	26
Transfer Agency Fees — Class I (Note E)	2	6	3	5
Transfer Agency Fees — Class A (Note E)	2	9	3	4
Transfer Agency Fees — Class L (Note E)	—	3	—	—
Transfer Agency Fees — Class C (Note E)	2	2	2	5
Transfer Agency Fees — Class R6 (Note E)	2	2	2	2
Transfer Agency Fees — Class IR (Note E)	—	2	—	—
Directors' Fees and Expenses	6	8	5	11
Pricing Fees	3	5	5	2
Administration Fees (Note C)	2	127	4	313
Shareholder Services Fees — Class A (Note D)	— @	135	2	208
Distribution and Shareholder Services Fees — Class L (Note D)	—	35	—	—
Distribution and Shareholder Services Fees — Class C (Note D)	1	3	— @	511
Sub Transfer Agency Fees — Class I	— @	96	1	259
Sub Transfer Agency Fees — Class A	— @	61	1	87
Sub Transfer Agency Fees — Class L	—	5	—	—
Sub Transfer Agency Fees — Class C	—	— @	— @	57
Interest Expense	—	—	—	13
Other Expenses	23	30	22	30
Total Expenses	336	1,966	338	4,146
Expenses Reimbursed by Adviser (Note B)	(296)	—	(249)	—
Waiver of Advisory Fees (Note B)	(14)	(255)	(34)	(60)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)	(52)	(2)	(136)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)	—	(2)	—
Reimbursement of Class Specific Expenses — Class L (Note B)	—	(1)	—	—
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)	(2)	(2)	—
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)	(2)	(2)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	—	(2)	—	—
Rebate from Morgan Stanley Affiliate (Note G)	(— @)	(13)	(— @)	(4)
Net Expenses	19	1,639	47	3,944
Net Investment Income (Loss)	8	2,218	1	(673)
Realized Gain (Loss):
Investments Sold	43	16,584	534	7,809
Foreign Currency Transactions	— @	(72)	— @	—
Futures Contracts	—	1,294	—	—
Net Realized Gain	43	17,806	534	7,809

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Operations (cont'd)

	International Resilience Portfolio (000)	Passport Overseas Equity Portfolio (000)	Permanence Portfolio (consolidated) (000)		US Core Portfolio (000)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $—, $477, $— and $—, respectively)	$185	$30,183	$294		$54,426
Foreign Currency Translation	—	89	—	@	—
Futures Contracts	—	(25)	—		—
Net Change in Unrealized Appreciation (Depreciation)	185	30,247	294		54,426
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	228	48,053	828		62,235
Net Increase in Net Assets Resulting from Operations	$236	$50,271	$829		$61,562

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Operations (cont'd)

Vitality Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$4
Dividends from Security of Affiliated Issuer (Note G)	3
Income from Securities Loaned — Net	1
Total Investment Income	8
Expenses:
Professional Fees	159
Registration Fees	57
Advisory Fees (Note B)	15
Shareholder Reporting Fees	11
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	2
Custodian Fees (Note F)	5
Directors' Fees and Expenses	5
Administration Fees (Note C)	2
Pricing Fees	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class I	— @
Other Expenses	14
Total Expenses	280
Expenses Reimbursed by Adviser (Note B)	(238)
Waiver of Advisory Fees (Note B)	(15)
Reimbursement of Class Specific Expenses — Class I (Note B)	(3)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	18
Net Investment Loss	(10)
Realized Loss:
Investments Sold	(345)
Change in Unrealized Appreciation (Depreciation):
Investments	656
Foreign Currency Translation	—
Net Change in Unrealized Appreciation (Depreciation)	656
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	311
Net Increase in Net Assets Resulting from Operations	$301

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets

	Advantage Portfolio (consolidated)		American Resilience Portfolio
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(1,349)	$(1,106)	$7	$8
Net Realized Gain (Loss)	19,070	30,804	(9)	69
Net Change in Unrealized Appreciation (Depreciation)	15,179	23,324	(19)	43
Net Increase (Decrease) in Net Assets Resulting from Operations	32,900	53,022	(21)	120
Dividends and Distributions to Shareholders:
Class I	(26)	(1,623)	(24)	(53)
Class A	—	(593)	(1)	(3)
Class L	—	(23)	—	—
Class C	—	(117)	(1)	(2)
Class R6	(32)	(339)	(1)	(3)
Total Dividends and Distributions to Shareholders	(58)	(2,695)	(27)	(61)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	48,252	14,034	100	135
Distributions Reinvested	26	1,553	24	53
Redeemed	(69,939)	(61,067)	(126)	(4)
Class A:
Subscribed	7,861	4,999	3	—
Distributions Reinvested	—	582	1	3
Redeemed	(12,523)	(17,153)	(— @)	—
Class L:
Subscribed	— @	—	—	—
Distributions Reinvested	—	23	—	—
Redeemed	(289)	(417)	—	—
Class C:
Subscribed	1,913	1,113	—	—
Distributions Reinvested	—	115	1	2
Redeemed	(7,941)	(9,926)	—	—
Class R6:
Subscribed	26,004	17,997	—	—
Distributions Reinvested	32	339	1	3
Redeemed	(4,190)	(14,953)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(10,794)	(62,761)	4	192
Total Increase (Decrease) in Net Assets	22,048	(12,434)	(44)	251
Net Assets:
Beginning of Period	194,996	207,430	1,369	1,118
End of Period	$217,044	$194,996	$1,325	$1,369

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Advantage Portfolio (consolidated)		American Resilience Portfolio
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)		Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,862	725	9		11
Shares Issued on Distributions Reinvested	1	61	2		4
Shares Redeemed	(2,702)	(3,187)	(11)		(—	@@)
Net Increase (Decrease) in Class I Shares Outstanding	(839)	(2,401)	—		15
Class A:
Shares Subscribed	308	261	—	@@	—
Shares Issued on Distributions Reinvested	—	24	—	@@	—	@@
Shares Redeemed	(489)	(961)	(—	@@)	—
Net Increase (Decrease) in Class A Shares Outstanding	(181)	(676)	—	@@	—	@@
Class L:
Shares Subscribed	— @@	—	—		—
Shares Issued on Distributions Reinvested	—	1	—		—
Shares Redeemed	(11)	(23)	—		—
Net Increase (Decrease) in Class L Shares Outstanding	(11)	(22)	—		—
Class C:
Shares Subscribed	83	59	—		—
Shares Issued on Distributions Reinvested	—	5	—	@@	—	@@
Shares Redeemed	(350)	(601)	—		—
Net Increase (Decrease) in Class C Shares Outstanding	(267)	(537)	—	@@	—	@@
Class R6:
Shares Subscribed	890	791	—		—
Shares Issued on Distributions Reinvested	1	13	—	@@	—	@@
Shares Redeemed	(159)	(794)	—		—
Net Increase in Class R6 Shares Outstanding	732	10	—	@@	—	@@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Asia Opportunity Portfolio (consolidated)		Developing Opportunity Portfolio (consolidated)
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(81)	$322	$(112)	$(90)
Net Realized Gain	7,457	4,274	154	599
Net Change in Unrealized Appreciation (Depreciation)	(437)	17,717	2,370	4,722
Net Increase in Net Assets Resulting from Operations	6,939	22,313	2,412	5,231
Dividends and Distributions to Shareholders:
Class I	(3,014)	(1,725)	(421)	(184)
Class A	(543)	(293)	(10)	(22)
Class C	(32)	(51)	—	—
Class R6	(108)	(58)	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(3,697)	(2,127)	(431)	(206)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	14,050	19,915	48,540	6,186
Distributions Reinvested	2,984	1,710	420	178
Redeemed	(21,945)	(40,571)	(16,256)	(13,892)
Class A:
Subscribed	2,145	4,170	652	283
Distributions Reinvested	451	245	10	22
Redeemed	(3,934)	(11,805)	(2,913)	(1,081)
Class C:
Subscribed	349	110	117	64
Distributions Reinvested	32	51	—	—
Redeemed	(5,033)	(3,792)	(864)	(1,110)
Class R6:
Subscribed	86	137	—	—
Distributions Reinvested	108	58	— @	— @
Redeemed	(84)	(6,752)	—	(1)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(10,791)	(36,524)	29,706	(9,351)
Redemption Fees	4	2	—	—
Total Increase (Decrease) in Net Assets	(7,545)	(16,336)	31,687	(4,326)
Net Assets:
Beginning of Period	125,094	141,430	30,909	35,235
End of Period	$117,549	$125,094	$62,596	$30,909

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Asia Opportunity Portfolio (consolidated)		Developing Opportunity Portfolio (consolidated)
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	639	1,056	4,567	702
Shares Issued on Distributions Reinvested	140	77	40	17
Shares Redeemed	(996)	(2,097)	(1,562)	(1,515)
Net Increase (Decrease) in Class I Shares Outstanding	(217)	(964)	3,045	(796)
Class A:
Shares Subscribed	95	216	59	32
Shares Issued on Distributions Reinvested	21	11	1	2
Shares Redeemed	(178)	(630)	(291)	(118)
Net Decrease in Class A Shares Outstanding	(62)	(403)	(231)	(84)
Class C:
Shares Subscribed	17	7	11	7
Shares Issued on Distributions Reinvested	2	2	—	—
Shares Redeemed	(227)	(212)	(84)	(125)
Net Decrease in Class C Shares Outstanding	(208)	(203)	(73)	(118)
Class R6:
Shares Subscribed	3	7	—	—
Shares Issued on Distributions Reinvested	5	3	— @@	— @@
Shares Redeemed	(4)	(399)	—	(— @@)
Net Increase (Decrease) in Class R6 Shares Outstanding	4	(389)	— @@	(— @@)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Emerging Markets ex China Portfolio		Emerging Markets Leaders Portfolio
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$100	$83	$827	$(453)
Net Realized Gain	84	339	24,315	21,925
Net Change in Unrealized Appreciation (Depreciation)	2,304	(68)	(11,621)	(12,777)
Net Increase in Net Assets Resulting from Operations	2,488	354	13,521	8,695
Dividends and Distributions to Shareholders:
Class I	(213)	(417)	—	—
Class A	(2)	(4)	—	—
Class C	(1)	(4)	—	—
Class R6	(2)	(4)	—	—
Total Dividends and Distributions to Shareholders	(218)	(429)	—	—
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	—	—	21,808	66,017
Distributions Reinvested	213	417	—	—
Redeemed	—	—	(96,550)	(154,030)
Class A:
Subscribed	—	—	855	1,528
Distributions Reinvested	2	4	—	—
Redeemed	—	—	(3,487)	(3,851)
Class C:
Subscribed	—	—	68	126
Distributions Reinvested	1	4	—	—
Redeemed	—	—	(569)	(1,060)
Class R6:
Subscribed	—	—	118	137
Distributions Reinvested	2	4	—	—
Redeemed	—	—	(187)	(125)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	218	429	(77,944)	(91,258)
Redemption Fees	—	—	85	— @
Total Increase (Decrease) in Net Assets	2,488	354	(64,338)	(82,563)
Net Assets:
Beginning of Period	6,970	6,616	188,148	270,711
End of Period	$9,458	$6,970	$123,810	$188,148

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Emerging Markets ex China Portfolio				Emerging Markets Leaders Portfolio
	Year Ended December 31, 2025 (000)		Year Ended December 31, 2024 (000)		Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—		—		1,418	4,363
Shares Issued on Distributions Reinvested	14		32		—	—
Shares Redeemed	—		—		(6,257)	(10,016)
Net Increase (Decrease) in Class I Shares Outstanding	14		32		(4,839)	(5,653)
Class A:
Shares Subscribed	—		—		55	102
Shares Issued on Distributions Reinvested	—	@@	—	@@	—	—
Shares Redeemed	—		—		(230)	(257)
Net Increase (Decrease) in Class A Shares Outstanding	—	@@	—	@@	(175)	(155)
Class C:
Shares Subscribed	—		—		5	9
Shares Issued on Distributions Reinvested	—	@@	—	@@	—	—
Shares Redeemed	—		—		(41)	(76)
Net Increase (Decrease) in Class C Shares Outstanding	—	@@	—	@@	(36)	(67)
Class R6:
Shares Subscribed	—		—		8	9
Shares Issued on Distributions Reinvested	—	@@	—	@@	—	—
Shares Redeemed	—		—		(12)	(8)
Net Increase (Decrease) in Class R6 Shares Outstanding	—	@@	—	@@	(4)	1

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Emerging Markets Portfolio		Global Concentrated Portfolio
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$5,670	$7,260	$(208)	$(96)
Net Realized Gain	139,614	23,602	24,520	1,404
Net Change in Unrealized Appreciation (Depreciation)	(51,209)	7,466	20,591	39,302
Net Increase in Net Assets Resulting from Operations	94,075	38,328	44,903	40,610
Dividends and Distributions to Shareholders:
Class I	(46,582)	(1,533)	(5,922)	(393)
Class A	(2,371)	(53)	(373)	—
Class L	(113)	(1)	—	—
Class C	(150)	(2)	(248)	—
Class R6	(24,341)	(5,025)	(1)	(— @)
Class IR	(7)	(— @)	—	—
Total Dividends and Distributions to Shareholders	(73,564)	(6,614)	(6,544)	(393)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	23,811	43,650	146,636	94,143
Distributions Reinvested	44,123	1,476	5,922	393
Redeemed	(101,401)	(78,466)	(66,225)	(22,105)
Class A:
Subscribed	996	2,258	8,210	7,442
Distributions Reinvested	2,363	53	373	—
Redeemed	(3,561)	(2,117)	(4,568)	(3,651)
Class L:
Distributions Reinvested	113	1	—	—
Redeemed	(56)	(12)	—	—
Class C:
Subscribed	110	181	6,022	2,674
Distributions Reinvested	150	2	248	—
Redeemed	(212)	(35)	(1,489)	(1,657)
Class R6:
Subscribed	20,876	50,694	101	40
Distributions Reinvested	24,341	5,025	1	— @
Redeemed	(417,582)	(52,753)	(65)	(42)
Class IR:
Distributions Reinvested	7	— @	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(405,922)	(30,043)	95,166	77,237
Redemption Fees	— @	— @	—	—
Total Increase (Decrease) in Net Assets	(385,411)	1,671	133,525	117,454
Net Assets:
Beginning of Period	518,899	517,228	226,122	108,668
End of Period	$133,488	$518,899	$359,647	$226,122

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Emerging Markets Portfolio		Global Concentrated Portfolio
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,128	2,050	5,699	4,271
Shares Issued on Distributions Reinvested	3,273	67	222	16
Shares Redeemed	(4,743)	(3,792)	(2,606)	(993)
Net Increase (Decrease) in Class I Shares Outstanding	(342)	(1,675)	3,315	3,294
Class A:
Shares Subscribed	46	109	323	333
Shares Issued on Distributions Reinvested	186	2	14	—
Shares Redeemed	(168)	(100)	(178)	(165)
Net Increase in Class A Shares Outstanding	64	11	159	168
Class L:
Shares Issued on Distributions Reinvested	10	— @@	—	—
Shares Redeemed	(5)	(1)	—	—
Net Increase (Decrease) in Class L Shares Outstanding	5	(1)	—	—
Class C:
Shares Subscribed	6	9	245	124
Shares Issued on Distributions Reinvested	13	— @@	10	—
Shares Redeemed	(9)	(2)	(62)	(81)
Net Increase in Class C Shares Outstanding	10	7	193	43
Class R6:
Shares Subscribed	949	2,303	4	2
Shares Issued on Distributions Reinvested	1,808	228	— @@	— @@
Shares Redeemed	(17,347)	(2,437)	(2)	(2)
Net Increase (Decrease) in Class R6 Shares Outstanding	(14,590)	94	2	— @@
Class IR:
Shares Issued on Distributions Reinvested	1	— @@	—	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Global Core Portfolio		Global Endurance Portfolio
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(32)	$(25)	$(94)	$104
Net Realized Gain	2,269	1,484	5,142	2,291
Net Change in Unrealized Appreciation (Depreciation)	5,800	4,771	1,515	270
Net Increase in Net Assets Resulting from Operations	8,037	6,230	6,563	2,665
Dividends and Distributions to Shareholders:
Class I	(887)	(44)	(131)	(137)
Class A	(260)	—	(5)	—
Class C	(87)	—	—	—
Class R6	(— @)	(— @)	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(1,234)	(44)	(136)	(137)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	17,686	9,465	10,225	4,445
Distributions Reinvested	887	44	131	137
Redeemed	(10,171)	(3,937)	(18,618)	(18,417)
Class A:
Subscribed	3,268	2,131	1,208	1,044
Distributions Reinvested	258	—	5	—
Redeemed	(1,171)	(743)	(1,311)	(6,369)
Class C:
Subscribed	830	418	135	171
Distributions Reinvested	87	—	—	—
Redeemed	(510)	(760)	(115)	(98)
Class R6:
Subscribed	—	—	6	—
Distributions Reinvested	— @	— @	— @	— @
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	11,164	6,618	(8,334)	(19,087)
Total Increase (Decrease) in Net Assets	17,967	12,804	(1,907)	(16,559)
Net Assets:
Beginning of Period	36,769	23,965	27,993	44,552
End of Period	$54,736	$36,769	$26,086	$27,993

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Global Core Portfolio		Global Endurance Portfolio
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	816	490	562	283
Shares Issued on Distributions Reinvested	37	2	7	8
Shares Redeemed	(461)	(202)	(976)	(1,090)
Net Increase (Decrease) in Class I Shares Outstanding	392	290	(407)	(799)
Class A:
Shares Subscribed	146	107	64	66
Shares Issued on Distributions Reinvested	11	—	— @@	—
Shares Redeemed	(53)	(39)	(74)	(410)
Net Increase (Decrease) in Class A Shares Outstanding	104	68	(10)	(344)
Class C:
Shares Subscribed	40	23	8	11
Shares Issued on Distributions Reinvested	4	—	—	—
Shares Redeemed	(23)	(41)	(7)	(6)
Net Increase (Decrease) in Class C Shares Outstanding	21	(18)	1	5
Class R6:
Shares Subscribed	—	—	— @@	—
Shares Issued on Distributions Reinvested	— @@	— @@	— @@	— @@
Net Increase in Class R6 Shares Outstanding	— @@	— @@	— @@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Global Franchise Portfolio		Global Insight Portfolio (consolidated)
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$8,325	$17,727	$(600)	$(522)
Net Realized Gain	327,245	333,159	17,940	19,690
Net Change in Unrealized Appreciation (Depreciation)	(315,646)	(104,397)	(8,583)	6,817
Net Increase in Net Assets Resulting from Operations	19,924	246,489	8,757	25,985
Dividends and Distributions to Shareholders:
Class I	(161,242)	(215,059)	—	(633)
Class A	(26,149)	(32,968)	—	(260)
Class L	(874)	(846)	—	(2)
Class C	(6,656)	(9,319)	—	(27)
Class R6	(44,658)	(44,297)	—	(1)
Total Dividends and Distributions to Shareholders	(239,579)	(302,489)	—	(923)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	308,510	357,569	13,513	9,317
Distributions Reinvested	155,996	209,335	—	633
Redeemed	(990,414)	(734,749)	(25,531)	(36,075)
Class A:
Subscribed	31,459	43,740	5,272	3,861
Distributions Reinvested	24,963	31,210	—	260
Redeemed	(118,658)	(111,660)	(6,830)	(9,926)
Class L:
Distributions Reinvested	874	846	—	2
Redeemed	(878)	(836)	—	(83)
Class C:
Subscribed	4,164	7,409	183	149
Distributions Reinvested	6,593	9,171	—	27
Redeemed	(38,490)	(33,469)	(1,481)	(1,852)
Class R6:
Subscribed	42,793	111,868	65	79
Distributions Reinvested	44,402	44,297	—	1
Redeemed	(80,116)	(46,528)	(71)	(53)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(608,802)	(111,797)	(14,880)	(33,660)
Total Decrease in Net Assets	(828,457)	(167,797)	(6,123)	(8,598)
Net Assets:
Beginning of Period	2,763,486	2,931,283	69,383	77,981
End of Period	$1,935,029	$2,763,486	$63,260	$69,383

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Global Franchise Portfolio		Global Insight Portfolio (consolidated)
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	9,109	9,846	697	668
Shares Issued on Distributions Reinvested	5,286	6,089	—	33
Shares Redeemed	(29,321)	(20,425)	(1,396)	(2,682)
Net Decrease in Class I Shares Outstanding	(14,926)	(4,490)	(699)	(1,981)
Class A:
Shares Subscribed	941	1,243	279	266
Shares Issued on Distributions Reinvested	875	935	—	14
Shares Redeemed	(3,604)	(3,195)	(377)	(795)
Net Decrease in Class A Shares Outstanding	(1,788)	(1,017)	(98)	(515)
Class L:
Shares Issued on Distributions Reinvested	31	25	—	— @
Shares Redeemed	(29)	(24)	—	(8)
Net Increase (Decrease) in Class L Shares Outstanding	2	1	—	(8)
Class C:
Shares Subscribed	128	218	12	14
Shares Issued on Distributions Reinvested	241	284	—	2
Shares Redeemed	(1,214)	(985)	(98)	(181)
Net Decrease in Class C Shares Outstanding	(845)	(483)	(86)	(165)
Class R6:
Shares Subscribed	1,285	2,984	3	6
Shares Issued on Distributions Reinvested	1,505	1,288	—	— @
Shares Redeemed	(2,365)	(1,251)	(4)	(4)
Net Increase (Decrease) in Class R6 Shares Outstanding	425	3,021	(1)	2

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Global Opportunity Portfolio (consolidated)		Global Permanence Portfolio (consolidated)
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(17,087)	$(19,688)	$(7)	$7
Net Realized Gain	273,560	412,431	459	942
Net Change in Unrealized Appreciation (Depreciation)	106,617	327,658	507	(554)
Net Increase in Net Assets Resulting from Operations	363,090	720,401	959	395
Dividends and Distributions to Shareholders:
Class I	(178,336)	(151,464)	(649)	(595)
Class A	(102,422)	(89,475)	(116)	(73)
Class L	(3,853)	(3,492)	—	—
Class C	(16,501)	(17,473)	(62)	(42)
Class R6	(16,149)	(13,791)	(10)	(3)
Class IR	(150)	(2)	—	—
Total Dividends and Distributions to Shareholders	(317,411)	(275,697)	(837)	(713)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	426,445	275,265	249	294
Distributions Reinvested	173,689	146,476	649	595
Redeemed	(492,256)	(494,469)	(650)	(1,483)
Class A:
Subscribed	76,990	48,623	487	35
Distributions Reinvested	101,001	88,122	116	73
Redeemed	(156,241)	(180,421)	(391)	(1,564)
Class L:
Subscribed	2	1	—	—
Distributions Reinvested	3,696	3,350	—	—
Redeemed	(4,328)	(4,717)	—	—
Class C:
Subscribed	7,887	7,319	99	40
Distributions Reinvested	16,298	17,143	62	42
Redeemed	(53,880)	(55,175)	(47)	(82)
Class R6:
Subscribed	44,702	139,005	35	—
Distributions Reinvested	16,093	13,327	10	3
Redeemed	(50,224)	(40,474)	—	—
Class IR:
Subscribed	2,453	—	—	—
Distributions Reinvested	26	2	—	—
Redeemed	(832)	(151,848)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	111,521	(188,471)	619	(2,047)
Total Increase (Decrease) in Net Assets	157,200	256,233	741	(2,365)
Net Assets:
Beginning of Period	3,093,036	2,836,803	3,861	6,226
End of Period	$3,250,236	$3,093,036	$4,602	$3,861
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Global Opportunity Portfolio (consolidated)		Global Permanence Portfolio (consolidated)
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	11,242	8,078	18	23
Shares Issued on Distributions Reinvested	4,924	4,006	54	50
Shares Redeemed	(13,099)	(14,451)	(52)	(117)
Net Increase (Decrease) in Class I Shares Outstanding	3,067	(2,367)	20	(44)
Class A:
Shares Subscribed	2,173	1,544	34	3
Shares Issued on Distributions Reinvested	3,108	2,588	10	6
Shares Redeemed	(4,431)	(5,694)	(30)	(129)
Net Increase (Decrease) in Class A Shares Outstanding	850	(1,562)	14	(120)
Class L:
Shares Subscribed	— @	— @	—	—
Shares Issued on Distributions Reinvested	117	101	—	—
Shares Redeemed	(127)	(148)	—	—
Net Increase (Decrease) in Class L Shares Outstanding	(10)	(47)	—	—
Class C:
Shares Subscribed	248	256	7	3
Shares Issued on Distributions Reinvested	573	563	6	4
Shares Redeemed	(1,709)	(1,925)	(4)	(7)
Net Increase (Decrease) in Class C Shares Outstanding	(888)	(1,106)	9	(— @)
Class R6:
Shares Subscribed	1,145	3,641	2	—
Shares Issued on Distributions Reinvested	451	361	1	— @
Shares Redeemed	(1,277)	(1,235)	—	—
Net Increase in Class R6 Shares Outstanding	319	2,767	3	— @
Class IR:
Shares Subscribed	63	—	—	—
Shares Issued on Distributions Reinvested	1	— @	—	—
Shares Redeemed	(22)	(4,079)	—	—
Net Increase (Decrease) in Class IR Shares Outstanding	42	(4,079)	—	—

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Global Stars Portfolio		Growth Portfolio (consolidated)
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(81)	$210	$(25,984)	$(19,215)
Net Realized Gain	8,217	25,093	771,686	515,093
Net Change in Unrealized Appreciation (Depreciation)	(5,109)	(11,519)	195,747	1,026,813
Net Increase in Net Assets Resulting from Operations	3,027	13,784	941,449	1,522,691
Dividends and Distributions to Shareholders:
Class I	(7,310)	(12,607)	—	(8,733)
Class A	(1,539)	(1,537)	—	(9,058)
Class L	(343)	(344)	—	(91)
Class C	(691)	(1,035)	—	—
Class R6	(18)	(13)	—	(2,390)
Class IR	—	—	—	(— @)
Total Dividends and Distributions to Shareholders	(9,901)	(15,536)	—	(20,272)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	4,702	7,502	399,204	466,163
Distributions Reinvested	7,310	12,289	—	7,708
Redeemed	(29,607)	(52,338)	(921,521)	(1,013,772)
Class A:
Subscribed	1,185	1,156	184,370	64,625
Distributions Reinvested	1,539	1,537	—	8,754
Redeemed	(1,610)	(1,738)	(485,003)	(522,920)
Class L:
Subscribed	—	—	—	4
Distributions Reinvested	315	312	—	90
Redeemed	(124)	(265)	(9,006)	(11,240)
Class C:
Subscribed	55	83	7,819	6,137
Distributions Reinvested	691	1,035	—	—
Redeemed	(1,974)	(688)	(64,662)	(68,103)
Class R6:
Subscribed	70	29	47,132	106,093
Distributions Reinvested	18	13	—	2,289
Redeemed	(58)	(14,888)	(213,047)	(1,898,961)
Class IR:
Distributions Reinvested	—	—	—	— @
Redeemed	—	—	—	(31)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(17,488)	(45,961)	(1,054,714)	(2,853,164)
Total Decrease in Net Assets	(24,362)	(47,713)	(113,265)	(1,350,745)
Net Assets:
Beginning of Period	58,794	106,507	4,190,947	5,541,692
End of Period	$34,432	$58,794	$4,077,682	$4,190,947

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Global Stars Portfolio		Growth Portfolio (consolidated)
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	274	388	6,431	10,030
Shares Issued on Distributions Reinvested	556	728	—	127
Shares Redeemed	(1,831)	(2,652)	(14,527)	(23,661)
Net Decrease in Class I Shares Outstanding	(1,001)	(1,536)	(8,096)	(13,504)
Class A:
Shares Subscribed	68	60	3,221	1,625
Shares Issued on Distributions Reinvested	119	92	—	162
Shares Redeemed	(98)	(94)	(8,405)	(14,068)
Net Increase (Decrease) in Class A Shares Outstanding	89	58	(5,184)	(12,281)
Class L:
Shares Subscribed	—	—	—	— @@
Shares Issued on Distributions Reinvested	26	19	—	2
Shares Redeemed	(8)	(14)	(181)	(349)
Net Increase (Decrease) in Class L Shares Outstanding	18	5	(181)	(347)
Class C:
Shares Subscribed	3	4	162	199
Shares Issued on Distributions Reinvested	60	67	—	—
Shares Redeemed	(135)	(40)	(1,367)	(2,187)
Net Increase (Decrease) in Class C Shares Outstanding	(72)	31	(1,205)	(1,988)
Class R6:
Shares Subscribed	4	2	725	2,638
Shares Issued on Distributions Reinvested	1	1	—	37
Shares Redeemed	(3)	(765)	(3,245)	(45,049)
Net Increase (Decrease) in Class R6 Shares Outstanding	2	(762)	(2,520)	(42,374)
Class IR:
Shares Issued on Distributions Reinvested	—	—	—	— @@
Shares Redeemed	—	—	—	(1)
Net Increase (Decrease) in Class IR Shares Outstanding	—	—	—	(1)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Inception Portfolio (consolidated)		International Advantage Portfolio (consolidated)
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(2,729)	$(2,680)	$(1,487)	$597
Net Realized Gain	43,066	111,563	186,367	248,078
Net Change in Unrealized Appreciation (Depreciation)	(44,137)	(30,258)	216,911	(41,662)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,800)	78,625	401,791	207,013
Dividends and Distributions to Shareholders:
Class I	—	(1,717)	—	(3,090)
Class A	—	(1,484)	—	—
Class L	—	(7)	—	—
Class C	—	(63)	—	—
Class R6	—	(547)	—	(449)
Paid-In-Capital:
Class I	—	(58)	—	—
Class A	—	(50)	—	—
Class C	—	(2)	—	—
Class R6	—	(19)	—	—
Total Dividends and Distributions to Shareholders	—	(3,947)	—	(3,539)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	69,602	66,164	385,881	407,392
Distributions Reinvested	—	1,772	—	3,057
Redeemed	(106,133)	(122,530)	(689,737)	(960,992)
Class A:
Subscribed	55,379	13,919	28,245	38,873
Distributions Reinvested	—	1,534	—	—
Redeemed	(78,954)	(90,069)	(95,162)	(126,767)
Class L:
Distributions Reinvested	—	7	—	—
Redeemed	(25)	(122)	(7)	(4)
Class C:
Subscribed	576	879	637	491
Distributions Reinvested	—	65	—	—
Redeemed	(2,734)	(3,589)	(5,613)	(8,211)
Class R6:
Subscribed	7,928	6,102	40,263	26,809
Distributions Reinvested	—	566	—	407
Redeemed	(13,107)	(21,231)	(130,162)	(55,127)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(67,468)	(146,533)	(465,655)	(674,072)
Redemption Fees	28	88	—	—
Total Decrease in Net Assets	(71,240)	(71,767)	(63,864)	(470,598)
Net Assets:
Beginning of Period	383,113	454,880	2,744,698	3,215,296
End of Period	$311,873	$383,113	$2,680,834	$2,744,698

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Inception Portfolio (consolidated)		International Advantage Portfolio (consolidated)
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,982	5,245	14,557	17,340
Shares Issued on Distributions Reinvested	—	105	—	123
Shares Redeemed	(6,495)	(10,106)	(26,098)	(40,847)
Net Decrease in Class I Shares Outstanding	(2,513)	(4,756)	(11,541)	(23,384)
Class A:
Shares Subscribed	4,609	1,610	1,120	1,704
Shares Issued on Distributions Reinvested	—	138	—	—
Shares Redeemed	(7,195)	(11,326)	(3,675)	(5,554)
Net Decrease in Class A Shares Outstanding	(2,586)	(9,578)	(2,555)	(3,850)
Class L:
Shares Issued on Distributions Reinvested	—	1	—	—
Shares Redeemed	(3)	(20)	(— @)	(— @)
Net Decrease in Class L Shares Outstanding	(3)	(19)	(— @)	(— @)
Class C:
Shares Subscribed	59	117	27	23
Shares Issued on Distributions Reinvested	—	6	—	—
Shares Redeemed	(274)	(492)	(236)	(390)
Net Decrease in Class C Shares Outstanding	(215)	(369)	(209)	(367)
Class R6:
Shares Subscribed	475	486	1,542	1,126
Shares Issued on Distributions Reinvested	—	33	—	16
Shares Redeemed	(796)	(1,759)	(4,929)	(2,332)
Net Decrease in Class R6 Shares Outstanding	(321)	(1,240)	(3,387)	(1,190)

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	International Equity Portfolio		International Opportunity Portfolio (consolidated)
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$6,941	$20,597	$(2,488)	$(4,179)
Net Realized Gain	151,606	288,451	68,504	187,912
Net Change in Unrealized Appreciation (Depreciation)	(59,275)	(251,983)	22,091	(4,853)
Net Increase in Net Assets Resulting from Operations	99,272	57,065	88,107	178,880
Dividends and Distributions to Shareholders:
Class I	(79,806)	(161,214)	—	(851)
Class A	(16,013)	(10,455)	—	—
Class L	(1,414)	(1,069)	—	—
Class C	(199)	(275)	—	—
Class R6	(47,648)	(41,663)	—	(7)
Class IR	—	—	—	(— @)
Total Dividends and Distributions to Shareholders	(145,080)	(214,676)	—	(858)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	46,974	98,444	120,205	75,619
Distributions Reinvested	79,717	160,765	—	830
Redeemed	(427,099)	(761,118)	(165,293)	(331,767)
Class A:
Subscribed	1,158	747	20,604	25,246
Distributions Reinvested	15,848	10,142	—	—
Redeemed	(9,275)	(10,842)	(41,144)	(96,570)
Class L:
Distributions Reinvested	1,401	1,057	—	—
Redeemed	(790)	(953)	(61)	(32)
Class C:
Subscribed	45	50	960	464
Distributions Reinvested	199	275	—	—
Redeemed	(113)	(793)	(7,828)	(11,145)
Class R6:
Subscribed	6,790	9,368	991	1,218
Distributions Reinvested	47,540	40,504	—	7
Redeemed	(63,830)	(115,610)	(922)	(33,774)
Class IR:
Distributions Reinvested	—	—	—	— @
Redeemed	—	—	—	(161,578)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(301,435)	(567,964)	(72,488)	(531,482)
Redemption Fees	—	—	1	5
Total Increase (Decrease) in Net Assets	(347,243)	(725,575)	15,620	(353,455)
Net Assets:
Beginning of Period	641,572	1,367,147	723,453	1,076,908
End of Period	$294,329	$641,572	$739,073	$723,453

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	International Equity Portfolio		International Opportunity Portfolio (consolidated)
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,366	7,126	3,891	2,856
Shares Issued on Distributions Reinvested	12,060	15,639	—	28
Shares Redeemed	(39,605)	(55,652)	(5,275)	(12,650)
Net Decrease in Class I Shares Outstanding	(23,179)	(32,887)	(1,384)	(9,766)
Class A:
Shares Subscribed	103	54	674	989
Shares Issued on Distributions Reinvested	2,341	972	—	—
Shares Redeemed	(998)	(821)	(1,356)	(3,737)
Net Increase (Decrease) in Class A Shares Outstanding	1,446	205	(682)	(2,748)
Class L:
Shares Issued on Distributions Reinvested	224	106	—	—
Shares Redeemed	(96)	(91)	(2)	(2)
Net Increase (Decrease) in Class L Shares Outstanding	128	15	(2)	(2)
Class C:
Shares Subscribed	4	4	34	19
Shares Issued on Distributions Reinvested	34	28	—	—
Shares Redeemed	(13)	(77)	(283)	(478)
Net Increase (Decrease) in Class C Shares Outstanding	25	(45)	(249)	(459)
Class R6:
Shares Subscribed	639	682	31	48
Shares Issued on Distributions Reinvested	7,225	3,948	—	— @@
Shares Redeemed	(6,214)	(8,650)	(30)	(1,355)
Net Increase (Decrease) in Class R6 Shares Outstanding	1,650	(4,020)	1	(1,307)
Class IR:
Shares Issued on Distributions Reinvested	—	—	—	— @@
Shares Redeemed	—	—	—	(5,400)
Net Increase (Decrease) in Class IR Shares Outstanding	—	—	—	(5,400)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	International Resilience Portfolio		Passport Overseas Equity Portfolio
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$8	$11	$2,218	$1,441
Net Realized Gain	43	85	17,806	11,005
Net Change in Unrealized Appreciation (Depreciation)	185	(32)	30,247	(1,502)
Net Increase in Net Assets Resulting from Operations	236	64	50,271	10,944
Dividends and Distributions to Shareholders:
Class I	(68)	(61)	(13,359)	(2,922)
Class A	(3)	(3)	(6,681)	(1,437)
Class L	—	—	(558)	(98)
Class C	(2)	(2)	(35)	(6)
Class R6	(2)	(2)	(5)	(1)
Class IR	—	—	(2)	(— @)
Paid-In-Capital:
Class I	(1)	—	—	—
Total Dividends and Distributions to Shareholders	(76)	(68)	(20,640)	(4,464)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	68	106	11,433	11,133
Distributions Reinvested	69	61	13,254	2,900
Redeemed	(62)	(2)	(21,659)	(51,894)
Class A:
Subscribed	—	18	2,810	2,495
Distributions Reinvested	3	3	6,644	1,419
Redeemed	—	—	(8,913)	(9,535)
Class L:
Distributions Reinvested	—	—	549	96
Redeemed	—	—	(372)	(489)
Class C:
Subscribed	—	—	33	3
Distributions Reinvested	2	2	35	6
Redeemed	—	—	(83)	(177)
Class R6:
Subscribed	—	—	1	13
Distributions Reinvested	2	2	5	1
Redeemed	—	—	—	(4)
Class IR:
Distributions Reinvested	—	—	2	— @
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	82	190	3,739	(44,033)
Total Increase (Decrease) in Net Assets	242	186	33,370	(37,553)
Net Assets:
Beginning of Period	1,892	1,706	137,482	175,035
End of Period	$2,134	$1,892	$170,852	$137,482

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	International Resilience Portfolio				Passport Overseas Equity Portfolio
	Year Ended December 31, 2025 (000)		Year Ended December 31, 2024 (000)		Year Ended December 31, 2025 (000)		Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5		9		602		700
Shares Issued on Distributions Reinvested	6		5		720		182
Shares Redeemed	(5)		(—	@@)	(1,178)		(3,325)
Net Increase (Decrease) in Class I Shares Outstanding	6		14		144		(2,443)
Class A:
Shares Subscribed	—		2		151		153
Shares Issued on Distributions Reinvested	—	@@	—	@@	351		87
Shares Redeemed	—		—		(473)		(585)
Net Increase (Decrease) in Class A Shares Outstanding	—	@@	2		29		(345)
Class L:
Shares Issued on Distributions Reinvested	—		—		29		6
Shares Redeemed	—		—		(20)		(30)
Net Increase (Decrease) in Class L Shares Outstanding	—		—		9		(24)
Class C:
Shares Subscribed	—		—		2		— @@
Shares Issued on Distributions Reinvested	—	@@	—	@@	2		— @@
Shares Redeemed	—		—		(4)		(11)
Net Increase (Decrease) in Class C Shares Outstanding	—	@@	—	@@	—		(11)
Class R6:
Shares Subscribed	—		—		—	@@	1
Shares Issued on Distributions Reinvested	—	@@	—	@@	—	@@	— @@
Shares Redeemed	—		—		—		(— @@)
Net Increase in Class R6 Shares Outstanding	—	@@	—	@@	—	@@	1
Class IR:
Shares Issued on Distributions Reinvested	—		—		—	@@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Permanence Portfolio (consolidated)		US Core Portfolio
	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$1	$12	$(673)	$(325)
Net Realized Gain	534	770	7,809	2,737
Net Change in Unrealized Appreciation (Depreciation)	294	(193)	54,426	65,871
Net Increase in Net Assets Resulting from Operations	829	589	61,562	68,283
Dividends and Distributions to Shareholders:
Class I	(660)	(503)	—	(195)
Class A	(107)	(76)	—	—
Class C	(5)	(4)	—	—
Class R6	(12)	(9)	—	(1)
Total Dividends and Distributions to Shareholders	(784)	(592)	—	(196)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	1	15	104,332	124,076
Distributions Reinvested	660	503	—	194
Redeemed	(1)	(167)	(121,732)	(54,548)
Class A:
Subscribed	226	175	19,092	26,311
Distributions Reinvested	107	76	—	—
Redeemed	(124)	(359)	(15,602)	(10,204)
Class C:
Subscribed	—	—	10,548	14,538
Distributions Reinvested	5	4	—	—
Redeemed	—	(21)	(10,525)	(6,458)
Class R6:
Subscribed	—	—	377	716
Distributions Reinvested	12	9	—	1
Redeemed	—	—	(406)	(70)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	886	235	(13,916)	94,556
Total Increase in Net Assets	931	232	47,646	162,643
Net Assets:
Beginning of Period	4,625	4,393	384,870	222,227
End of Period	$5,556	$4,625	$432,516	$384,870

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Permanence Portfolio (consolidated)			US Core Portfolio
	Year Ended December 31, 2025 (000)		Year Ended December 31, 2024 (000)	Year Ended December 31, 2025 (000)	Year Ended December 31, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	@	1	3,381	4,513
Shares Issued on Distributions Reinvested	50		37	—	6
Shares Redeemed	(—	@)	(11)	(3,929)	(2,032)
Net Increase (Decrease) in Class I Shares Outstanding	50		27	(548)	2,487
Class A:
Shares Subscribed	15		12	619	961
Shares Issued on Distributions Reinvested	8		6	—	—
Shares Redeemed	(9)		(26)	(501)	(379)
Net Increase (Decrease) in Class A Shares Outstanding	14		(8)	118	582
Class C:
Shares Subscribed	—		—	361	554
Shares Issued on Distributions Reinvested	—	@	— @	—	—
Shares Redeemed	—		(1)	(363)	(249)
Net Increase (Decrease) in Class C Shares Outstanding	—	@	(1)	(2)	305
Class R6:
Shares Subscribed	—		—	12	25
Shares Issued on Distributions Reinvested	1		1	—	— @
Shares Redeemed	—		—	(13)	(2)
Net Increase (Decrease) in Class R6 Shares Outstanding	1		1	(1)	23

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Statements of Changes in Net Assets (cont'd)

	Vitality Portfolio
	Year Ended December 31, 2025 (000)		Year Ended December 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(10)		$(8)
Net Realized Loss	(345)		(152)
Net Change in Unrealized Appreciation (Depreciation)	656		(36)
Net Increase (Decrease) in Net Assets Resulting from Operations	301		(196)
Dividends and Distributions to Shareholders:
Class I	(33)		(2)
Class A	(—	@)	—
Class C	(—	@)	—
Class R6	(1)		(— @)
Total Dividends and Distributions to Shareholders	(34)		(2)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Distributions Reinvested	33		2
Redeemed	—		(69)
Class A:
Subscribed	21		—
Distributions Reinvested	—	@	—
Redeemed	—		(3)
Class C:
Distributions Reinvested	—	@	—
Class R6:
Distributions Reinvested	1		— @
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	55		(70)
Total Increase (Decrease) in Net Assets	322		(268)
Net Assets:
Beginning of Period	2,022		2,290
End of Period	$2,344		$2,022
(1) Capital Share Transactions:
Class I:
Shares Issued on Distributions Reinvested	5		— @@
Shares Redeemed	—		(11)
Net Increase (Decrease) in Class I Shares Outstanding	5		(11)
Class A:
Shares Subscribed	3		—
Shares Issued on Distributions Reinvested	—	@@	—
Shares Redeemed	—		(— @@)
Net Increase (Decrease) in Class A Shares Outstanding	3		(— @@)
Class C:
Shares Issued on Distributions Reinvested	—	@@	—
Class R6:
Shares Issued on Distributions Reinvested	—	@@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights

Advantage Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$23.77		$17.70		$12.10		$33.57		$43.28
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.13)		(0.08)		(0.08)		(0.14)		(0.32)
Net Realized and Unrealized Gain (Loss)	4.64		6.51		5.68		(17.90)		(1.61)
Total from Investment Operations	4.51		6.43		5.60		(18.04)		(1.93)
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.36)		—		—		—
Net Realized Gain	—		—		—		(3.43)		(7.78)
Total Distributions	(0.01)		(0.36)		—		(3.43)		(7.78)
Net Asset Value, End of Period	$28.27		$23.77		$17.70		$12.10		$33.57
Total Return(2)	18.96%		36.16%		46.28	%(3)	(54.54)%		(4.45)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$101,033		$104,895		$120,584		$112,250		$576,158
Ratio of Expenses Before Expense Limitation	1.02%		1.03%		1.01%		0.97%		0.88%
Ratio of Expenses After Expense Limitation	0.84	%(4)	0.85	%(4)	0.81	%(4)(5)	0.85	%(4)	0.85	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.84	%(4)	0.85	%(4)	N/A		0.85	%(4)	N/A
Ratio of Net Investment Loss	(0.47	)%(4)	(0.43	)%(4)	(0.54	)%(4)(5)	(0.68	)%(4)	(0.73	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	61%		57%		42%		51%		69%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$22.40		$16.70		$11.45		$32.26		$42.02
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.21)		(0.14)		(0.12)		(0.19)		(0.44)
Net Realized and Unrealized Gain (Loss)	4.36		6.13		5.37		(17.19)		(1.54)
Total from Investment Operations	4.15		5.99		5.25		(17.38)		(1.98)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)		—		—		—
Net Realized Gain	—		—		—		(3.43)		(7.78)
Total Distributions	—		(0.29)		—		(3.43)		(7.78)
Net Asset Value, End of Period	$26.55		$22.40		$16.70		$11.45		$32.26
Total Return(7)	18.53%		35.75%		45.85	%(3)	(54.71)%		(4.72)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$50,567		$46,723		$46,114		$39,913		$117,424
Ratio of Expenses Before Expense Limitation	1.28%		1.29%		1.26%		1.23%		1.14%
Ratio of Expenses After Expense Limitation	1.18	%(4)	1.17	%(4)	1.13	%(4)(5)	1.19	%(4)	1.14	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.18	%(4)	1.17	%(4)	N/A		1.19	%(4)	N/A
Ratio of Net Investment Loss	(0.81	)%(4)	(0.76	)%(4)	(0.87	)%(4)(5)	(1.02	)%(4)	(1.02	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	61%		57%		42%		51%		69%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Advantage Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$23.45		$17.47		$11.96		$33.31		$43.04
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.16)		(0.11)		(0.10)		(0.16)		(0.36)
Net Realized and Unrealized Gain (Loss)	4.56		6.42		5.61		(17.76)		(1.59)
Total from Investment Operations	4.40		6.31		5.51		(17.92)		(1.95)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)		—		—		—
Net Realized Gain	—		—		—		(3.43)		(7.78)
Total Distributions	—		(0.33)		—		(3.43)		(7.78)
Net Asset Value, End of Period	$27.85		$23.45		$17.47		$11.96		$33.31
Total Return(2)	18.76%		35.97%		46.07	%(3)	(54.61)%		(4.54)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,667		$1,659		$1,616		$1,261		$4,120
Ratio of Expenses Before Expense Limitation	1.92%		1.95%		1.92%		1.79%		1.65%
Ratio of Expenses After Expense Limitation	0.98	%(4)	0.99	%(4)	0.94	%(4)(5)	0.99	%(4)	0.94	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.98	%(4)	0.99	%(4)	N/A		0.99	%(4)	N/A
Ratio of Net Investment Loss	(0.61	)%(4)	(0.57	)%(4)	(0.68	)%(4)(5)	(0.81	)%(4)	(0.82	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	61%		57%		42%		51%		69%
	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$20.45		$15.26		$10.55		$30.48		$40.44
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.36)		(0.25)		(0.21)		(0.31)		(0.71)
Net Realized and Unrealized Gain (Loss)	3.97		5.57		4.92		(16.19)		(1.47)
Total from Investment Operations	3.61		5.32		4.71		(16.50)		(2.18)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		—		—		—
Net Realized Gain	—		—		—		(3.43)		(7.78)
Total Distributions	—		(0.13)		—		(3.43)		(7.78)
Net Asset Value, End of Period	$24.06		$20.45		$15.26		$10.55		$30.48
Total Return(7)	17.65%		34.81%		44.64	%(3)	(55.02)%		(5.41)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,024		$18,241		$21,811		$20,422		$68,793
Ratio of Expenses Before Expense Limitation	2.03%		2.04%		2.01%		1.95%		1.84%
Ratio of Expenses After Expense Limitation	1.93	%(4)	1.92	%(4)	1.89	%(4)(5)	1.90	%(4)	1.84	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.93	%(4)	1.92	%(4)	N/A		1.90	%(4)	N/A
Ratio of Net Investment Loss	(1.56	)%(4)	(1.50	)%(4)	(1.62	)%(4)(5)	(1.72	)%(4)	(1.72	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	61%		57%		42%		51%		69%
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Advantage Portfolio

	Class R6(8)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$23.93		$17.82		$12.18		$33.74		$43.41
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.12)		(0.08)		(0.07)		(0.13)		(0.29)
Net Realized and Unrealized Gain (Loss)	4.67		6.55		5.71		(18.00)		(1.60)
Total from Investment Operations	4.55		6.47		5.64		(18.13)		(1.89)
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.36)		—		—		—
Net Realized Gain	—		—		—		(3.43)		(7.78)
Total Distributions	(0.02)		(0.36)		—		(3.43)		(7.78)
Net Asset Value, End of Period	$28.46		$23.93		$17.82		$12.18		$33.74
Total Return(2)	19.01%		36.19%		46.31	%(3)	(54.53)%		(4.36)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,753		$23,478		$17,305		$18,157		$47,842
Ratio of Expenses Before Expense Limitation	0.91%		0.96%		0.90%		0.86%		0.77%
Ratio of Expenses After Expense Limitation	0.80	%(4)	0.81	%(4)	0.77	%(4)(5)	0.81	%(4)	0.77	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.80	%(4)	0.81	%(4)	N/A		0.81	%(4)	N/A
Ratio of Net Investment Loss	(0.43	)%(4)	(0.39	)%(4)	(0.50	)%(4)(5)	(0.64	)%(4)	(0.65	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	61%		57%		42%		51%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	0.85%	(0.58)%
Class A	December 31, 2023	1.18	(0.92)
Class L	December 31, 2023	0.99	(0.73)
Class C	December 31, 2023	1.93	(1.66)
Class R6	December 31, 2023	0.81	(0.54)

(6)  Amount is less than 0.005%.

(7)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(8)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights

American Resilience Portfolio

	Class I
	Year Ended December 31,						Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2025		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.64		$11.01		$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.07		0.10		0.04
Net Realized and Unrealized Gain (Loss)	(0.24)		1.11		1.72		(0.71)
Total from Investment Operations	(0.17)		1.18		1.82		(0.67)
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.11)		(0.14)		—
Net Realized Gain	(0.17)		(0.44)		—		—
Total Distributions	(0.24)		(0.55)		(0.14)		—
Net Asset Value, End of Period	$11.23		$11.64		$11.01		$9.33
Total Return(3)	(1.45)%		10.56%		19.54	%(4)	(6.70	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,143		$1,186		$952		$793
Ratio of Expenses Before Expense Limitation	23.22%		21.08%		29.44%		36.85	%(6)
Ratio of Expenses After Expense Limitation	0.70	%(7)	0.70	%(7)	0.50	%(7)(8)	0.70	%(6)(7)
Ratio of Net Investment Income	0.58	%(7)	0.63	%(7)	0.95	%(7)(8)	0.91	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	63%		43%		35%		6	%(5)
	Class A
	Year Ended December 31,						Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2025		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.62		$10.99		$9.31		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.03		0.06		0.02
Net Realized and Unrealized Gain (Loss)	(0.24)		1.10		1.73		(0.71)
Total from Investment Operations	(0.21)		1.13		1.79		(0.69)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.06)		(0.11)		—
Net Realized Gain	(0.17)		(0.44)		—		—
Total Distributions	(0.20)		(0.50)		(0.11)		—
Net Asset Value, End of Period	$11.21		$11.62		$10.99		$9.31
Total Return(10)	(1.81)%		10.21%		19.20	%(4)	(6.90	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$62		$61		$55		$47
Ratio of Expenses Before Expense Limitation	26.70%		24.76%		33.82%		41.47	%(6)
Ratio of Expenses After Expense Limitation	1.05	%(7)	1.05	%(7)	0.85	%(7)(8)	1.05	%(6)(7)
Ratio of Net Investment Income	0.23	%(7)	0.29	%(7)	0.61	%(7)(8)	0.56	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	63%		43%		35%		6	%(5)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

American Resilience Portfolio

	Class C
	Year Ended December 31,						Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2025		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.54		$10.95		$9.29		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.05)		(0.02)		(0.01)
Net Realized and Unrealized Gain (Loss)	(0.23)		1.08		1.71		(0.70)
Total from Investment Operations	(0.29)		1.03		1.69		(0.71)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)		—
Net Realized Gain	(0.17)		(0.44)		—		—
Total Distributions	(0.17)		(0.44)		(0.03)		—
Net Asset Value, End of Period	$11.08		$11.54		$10.95		$9.29
Total Return(10)	(2.48)%		9.31%		18.21	%(4)	(7.10	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$59		$60		$55		$46
Ratio of Expenses Before Expense Limitation	27.49%		25.56%		34.58%		42.21	%(6)
Ratio of Expenses After Expense Limitation	1.80	%(7)	1.80	%(7)	1.60	%(7)(8)	1.80	%(6)(7)
Ratio of Net Investment Loss	(0.52	)%(7)	(0.46	)%(7)	(0.15	)%(7)(8)	(0.20	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	63%		43%		35%		6	%(5)
	Class R6
	Year Ended December 31,						Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2025		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.64		$11.01		$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.08		0.10		0.04
Net Realized and Unrealized Gain (Loss)	(0.23)		1.10		1.73		(0.71)
Total from Investment Operations	(0.16)		1.18		1.83		(0.67)
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.11)		(0.15)		—
Net Realized Gain	(0.17)		(0.44)		—		—
Total Distributions	(0.24)		(0.55)		(0.15)		—
Net Asset Value, End of Period	$11.24		$11.64		$11.01		$9.33
Total Return(3)	(1.40)%		10.61%		19.60	%(4)	(6.70	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$61		$62		$56		$47
Ratio of Expenses Before Expense Limitation	26.38%		24.27%		33.36%		41.22	%(6)
Ratio of Expenses After Expense Limitation	0.65	%(7)	0.65	%(7)	0.45	%(7)(8)	0.65	%(6)(7)
Ratio of Net Investment Income	0.63	%(7)	0.69	%(7)	1.00	%(7)(8)	0.95	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	63%		43%		35%		6	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.22% for all share classes due to the reimbursement of sub transfer agency and/or transfer agency fees from prior years. Had this reimbursement not occurred, the total return would have been 19.32% for Class I shares, 18.98% for Class A shares, 17.99% for Class C shares and 19.38% for Class R6 shares, respectively.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

American Resilience Portfolio

(8)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	0.70%	0.75%
Class A	December 31, 2023	1.05	0.41
Class C	December 31, 2023	1.80	(0.35)
Class R6	December 31, 2023	0.65	0.80

(9)  Amount is less than 0.005%.

(10)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$21.31		$18.11		$19.49		$24.99		$31.72
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.01		0.07		0.05		0.00	(2)	(0.12)
Net Realized and Unrealized Gain (Loss)	1.15		3.52		(1.38)		(5.50)		(6.39)
Total from Investment Operations	1.16		3.59		(1.33)		(5.50)		(6.51)
Distributions from and/or in Excess of:
Net Investment Income	(0.72)		(0.39)		(0.05)		—		—
Net Realized Gain	—		—		—		—		(0.22)
Total Distributions	(0.72)		(0.39)		(0.05)		—		(0.22)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$21.75		$21.31		$18.11		$19.49		$24.99
Total Return(3)	5.50%		19.72%		(6.83	)%(4)	(22.01)%		(20.52)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$93,327		$96,057		$99,101		$154,092		$320,534
Ratio of Expenses Before Expense Limitation	1.31%		1.28%		1.22%		1.17%		1.05%
Ratio of Expenses After Expense Limitation	1.10	%(5)	1.10	%(5)	1.07	%(5)(6)	1.10	%(5)	1.05	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.10	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.04	%(5)	0.36	%(5)	0.25	%(5)(6)	0.01	%(5)	(0.41	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	20%		19%		16%		14%		65%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$20.88		$17.75		$19.12		$24.58		$31.29
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.06)		0.01		(0.02)		(0.06)		(0.20)
Net Realized and Unrealized Gain (Loss)	1.12		3.44		(1.35)		(5.40)		(6.29)
Total from Investment Operations	1.06		3.45		(1.37)		(5.46)		(6.49)
Distributions from and/or in Excess of:
Net Investment Income	(0.64)		(0.32)		—		—		—
Net Realized Gain	—		—		—		—		(0.22)
Total Distributions	(0.64)		(0.32)		—		—		(0.22)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$21.30		$20.88		$17.75		$19.12		$24.58
Total Return(8)	5.15%		19.36%		(7.17	)%(4)	(22.21)%		(20.74)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,194		$19,120		$23,418		$29,072		$77,496
Ratio of Expenses Before Expense Limitation	1.58%		1.54%		1.53%		1.42%		1.32%
Ratio of Expenses After Expense Limitation	1.43	%(5)	1.40	%(5)	1.40	%(5)(6)	1.38	%(5)	1.32	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.43	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.29	)%(5)	0.05	%(5)	(0.08	)%(5)(6)	(0.29	)%(5)	(0.69	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	20%		19%		16%		14%		65%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Asia Opportunity Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$19.83		$16.86		$18.29		$23.69		$30.39
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.22)		(0.12)		(0.15)		(0.19)		(0.41)
Net Realized and Unrealized Gain (Loss)	1.08		3.24		(1.28)		(5.21)		(6.07)
Total from Investment Operations	0.86		3.12		(1.43)		(5.40)		(6.48)
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.15)		—		—		—
Net Realized Gain	—		—		—		—		(0.22)
Total Distributions	(0.24)		(0.15)		—		—		(0.22)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$20.45		$19.83		$16.86		$18.29		$23.69
Total Return(8)	4.35%		18.47%		(7.82	)%(4)	(22.79)%		(21.32)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,714		$6,772		$9,174		$13,816		$18,947
Ratio of Expenses Before Expense Limitation	2.37%		2.29%		2.26%		2.15%		2.05%
Ratio of Expenses After Expense Limitation	2.20	%(5)	2.15	%(5)	2.14	%(5)(6)	2.11	%(5)	2.05	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	2.20	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.07	)%(5)	(0.70	)%(5)	(0.82	)%(5)(6)	(1.00	)%(5)	(1.41	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	20%		19%		16%		14%		65%
	Class R6(9)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$21.38		$18.15		$19.55		$25.04		$31.76
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.02		0.08		0.06		0.01		(0.09)
Net Realized and Unrealized Gain (Loss)	1.15		3.54		(1.40)		(5.50)		(6.41)
Total from Investment Operations	1.17		3.62		(1.34)		(5.49)		(6.50)
Distributions from and/or in Excess of:
Net Investment Income	(0.73)		(0.40)		(0.06)		—		—
Net Realized Gain	—		—		—		—		(0.22)
Total Distributions	(0.73)		(0.40)		(0.06)		—		(0.22)
Redemption Fees	0.01		0.01		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$21.83		$21.38		$18.15		$19.55		$25.04
Total Return(3)	5.59%		19.90%		(6.80	)%(4)	(21.96)%		(20.46)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,314		$3,145		$9,737		$10,510		$13,400
Ratio of Expenses Before Expense Limitation	1.25%		1.28%		1.17%		1.12%		0.98%
Ratio of Expenses After Expense Limitation	1.05	%(5)	1.05	%(5)	1.02	%(5)(6)	1.05	%(5)	0.98	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.05	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.09	%(5)	0.41	%(5)	0.29	%(5)(6)	0.06	%(5)	(0.31	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	20%		19%		16%		14%		65%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Asia Opportunity Portfolio

(6)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	1.09%	0.23%
Class A	December 31, 2023	1.43	(0.11)
Class C	December 31, 2023	2.16	(0.84)
Class R6	December 31, 2023	1.04	0.27

(7)  Amount is less than 0.005%.

(8)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(9)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.03		$8.65		$8.21		$11.79		$14.50
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)		(0.01)		(0.00	)(2)	(0.04)		(0.10)
Net Realized and Unrealized Gain (Loss)	0.81		1.47		0.44		(3.54)		(2.61)
Total from Investment Operations	0.79		1.46		0.44		(3.58)		(2.71)
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.08)		—		—		—
Redemption Fees	0.00	(2)	—		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$10.74		$10.03		$8.65		$8.21		$11.79
Total Return(3)	8.29%		16.79%		5.36	%(4)	(30.36)%		(18.69)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$57,681		$23,319		$26,984		$66,056		$197,435
Ratio of Expenses Before Expense Limitation	1.94%		2.00%		1.69%		1.45%		1.23%
Ratio of Expenses After Expense Limitation	1.16	%(5)(6)	1.15	%(6)	1.12	%(6)(7)	1.15	%(6)	1.15	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.14	%(6)	N/A		N/A		1.15	%(6)	N/A
Ratio of Net Investment Loss	(0.18	)%(6)	(0.12	)%(6)	(0.04	)%(6)(7)	(0.42	)%(6)	(0.73	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	51%		29%		15%		31%		64%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$9.91		$8.55		$8.15		$11.73		$14.47
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.06)		(0.04)		(0.03)		(0.06)		(0.14)
Net Realized and Unrealized Gain (Loss)	0.81		1.44		0.43		(3.52)		(2.60)
Total from Investment Operations	0.75		1.40		0.40		(3.58)		(2.74)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.04)		—		—		—
Redemption Fees	0.00	(2)	—		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$10.62		$9.91		$8.55		$8.15		$11.73
Total Return(9)	7.96%		16.40%		4.91	%(4)	(30.52)%		(18.94)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,842		$4,940		$4,981		$5,057		$11,974
Ratio of Expenses Before Expense Limitation	2.31%		2.32%		1.99%		1.69%		1.48%
Ratio of Expenses After Expense Limitation	1.51	%(5)(6)	1.47	%(6)	1.44	%(6)(7)	1.45	%(6)	1.46	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.49	%(6)	N/A		N/A		1.44	%(6)	N/A
Ratio of Net Investment Loss	(0.53	)%(6)	(0.44	)%(6)	(0.38	)%(6)(7)	(0.69	)%(6)	(1.03	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	51%		29%		15%		31%		64%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Developing Opportunity Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$9.58		$8.29		$7.97		$11.55		$14.36
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.13)		(0.11)		(0.09)		(0.12)		(0.24)
Net Realized and Unrealized Gain (Loss)	0.78		1.40		0.41		(3.46)		(2.57)
Total from Investment Operations	0.65		1.29		0.32		(3.58)		(2.81)
Redemption Fees	0.00	(2)	—		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$10.23		$9.58		$8.29		$7.97		$11.55
Total Return(9)	7.10%		15.56%		4.15	%(4)	(31.08)%		(19.57)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,062		$2,640		$3,260		$4,076		$6,911
Ratio of Expenses Before Expense Limitation	3.06%		3.10%		2.74%		2.45%		2.21%
Ratio of Expenses After Expense Limitation	2.26	%(5)(6)	2.25	%(6)	2.20	%(6)(7)	2.21	%(6)	2.19	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	2.24	%(6)	N/A		N/A		2.20	%(6)	N/A
Ratio of Net Investment Loss	(1.28	)%(6)	(1.22	)%(6)	(1.12	)%(6)(7)	(1.44	)%(6)	(1.78	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	51%		29%		15%		31%		64%
	Class R6(10)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.05		$8.67		$8.23		$11.80		$14.51
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.01)		0.00	(2)	0.00	(2)	(0.03)		(0.10)
Net Realized and Unrealized Gain (Loss)	1.14		1.46		0.44		(3.54)		(2.61)
Total from Investment Operations	1.13		1.46		0.44		(3.57)		(2.71)
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.08)		—		—		—
Redemption Fees	(0.33)		—		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$10.77		$10.05		$8.67		$8.23		$11.80
Total Return(3)	8.30%		16.81%		5.35	%(4)	(30.25)%		(18.68)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$10		$10		$8		$12
Ratio of Expenses Before Expense Limitation	21.74%		25.49%		29.92%		24.48%		17.42%
Ratio of Expenses After Expense Limitation	1.11	%(5)(6)	1.10	%(6)	1.03	%(6)(7)	1.11	%(5)(6)	1.10	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.10	%(6)	N/A		N/A		1.10	%(6)	N/A
Ratio of Net Investment Income (Loss)	(0.13	)%(6)	(0.07	)%(6)	0.05	%(6)(7)	(0.34	)%(6)	(0.69	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	51%		29%		15%		31%		64%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  Ratio is above the expense limitation due to interest expense, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Developing Opportunity Portfolio

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	1.15%	(0.07)%
Class A	December 31, 2023	1.50	(0.44)
Class C	December 31, 2023	2.25	(1.17)
Class R6	December 31, 2023	1.09	(0.01)

(8)  Amount is less than 0.005%.

(9)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(10)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights

Emerging Markets ex China Portfolio

	Class I
	Year Ended December 31,						Period from September 30, 2022(1) to
Selected Per Share Data and Ratios	2025		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$12.32		$12.43		$10.89		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.18		0.16		0.20		0.01
Net Realized and Unrealized Gain	4.21		0.53		2.13		0.88
Total from Investment Operations	4.39		0.69		2.33		0.89
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.15)		(0.21)		—
Net Realized Gain	(0.17)		(0.65)		(0.58)		—
Total Distributions	(0.39)		(0.80)		(0.79)		—
Net Asset Value, End of Period	$16.32		$12.32		$12.43		$10.89
Total Return(3)	35.77%		5.31%		21.57	%(4)	8.90	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,178		$6,763		$6,419		$5,283
Ratio of Expenses Before Expense Limitation	5.14%		5.26%		7.05%		8.64	%(6)
Ratio of Expenses After Expense Limitation	0.98	%(7)	0.98	%(7)	0.96	%(7)(8)	0.98	%(6)(7)
Ratio of Net Investment Income	1.29	%(7)	1.21	%(7)	1.70	%(7)(8)	0.25	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01	%(6)
Portfolio Turnover Rate	16%		32%		40%		21	%(5)
	Class A
	Year Ended December 31,						Period from September 30, 2022(1) to
Selected Per Share Data and Ratios	2025		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$12.30		$12.41		$10.88		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.13		0.11		0.16		(0.00	)(10)
Net Realized and Unrealized Gain	4.18		0.53		2.11		0.88
Total from Investment Operations	4.31		0.64		2.27		0.88
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.10)		(0.16)		—
Net Realized Gain	(0.17)		(0.65)		(0.58)		—
Total Distributions	(0.33)		(0.75)		(0.74)		—
Net Asset Value, End of Period	$16.28		$12.30		$12.41		$10.88
Total Return(11)	35.23%		4.94%		21.10	%(4)	8.80	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$94		$69		$66		$54
Ratio of Expenses Before Expense Limitation	8.07%		8.43%		10.80%		13.28	%(6)
Ratio of Expenses After Expense Limitation	1.35	%(7)	1.35	%(7)	1.32	%(7)(8)	1.34	%(6)(7)
Ratio of Net Investment Income (Loss)	0.92	%(7)	0.84	%(7)	1.34	%(7)(8)	(0.11	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01	%(6)
Portfolio Turnover Rate	16%		32%		40%		21	%(5)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Emerging Markets ex China Portfolio

	Class C
	Year Ended December 31,						Period from September 30, 2022(1) to
Selected Per Share Data and Ratios	2025		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$12.27		$12.38		$10.86		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.02		0.01		0.07		(0.02)
Net Realized and Unrealized Gain	4.16		0.53		2.11		0.88
Total from Investment Operations	4.18		0.54		2.18		0.86
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.00	)(10)	(0.08)		—
Net Realized Gain	(0.17)		(0.65)		(0.58)		—
Total Distributions	(0.23)		(0.65)		(0.66)		—
Net Asset Value, End of Period	$16.22		$12.27		$12.38		$10.86
Total Return(11)	34.19%		4.19%		20.22	%(4)	8.60	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$91		$68		$65		$54
Ratio of Expenses Before Expense Limitation	8.88%		9.22%		11.57%		14.04	%(6)
Ratio of Expenses After Expense Limitation	2.10	%(7)	2.10	%(7)	2.07	%(7)(8)	2.09	%(6)(7)
Ratio of Net Investment Income (Loss)	0.17	%(7)	0.09	%(7)	0.58	%(7)(8)	(0.85	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01	%(6)
Portfolio Turnover Rate	16%		32%		40%		21	%(5)
	Class R6
	Year Ended December 31,						Period from September 30, 2022(1) to
Selected Per Share Data and Ratios	2025		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$12.32		$12.43		$10.89		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.18		0.17		0.20		0.01
Net Realized and Unrealized Gain	4.21		0.53		2.13		0.88
Total from Investment Operations	4.39		0.70		2.33		0.89
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.16)		(0.21)		—
Net Realized Gain	(0.17)		(0.65)		(0.58)		—
Total Distributions	(0.39)		(0.81)		(0.79)		—
Net Asset Value, End of Period	$16.32		$12.32		$12.43		$10.89
Total Return(3)	35.80%		5.34%		21.61	%(4)	8.90	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$95		$70		$66		$54
Ratio of Expenses Before Expense Limitation	7.79%		8.16%		10.54%		13.03	%(6)
Ratio of Expenses After Expense Limitation	0.95	%(7)	0.95	%(7)	0.92	%(7)(8)	0.94	%(6)(7)
Ratio of Net Investment Income	1.32	%(7)	1.24	%(7)	1.74	%(7)(8)	0.29	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01	%(6)
Portfolio Turnover Rate	16%		32%		40%		21	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Emerging Markets ex China Portfolio

(8)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	December 31, 2023	0.99%	1.67%
Class A	December 31, 2023	1.35	1.31
Class C	December 31, 2023	2.10	0.55
Class R6	December 31, 2023	0.95	1.71

(9)  Amount is less than 0.005%.

(10)  Amount is less than $0.005 per share.

(11)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights

Emerging Markets Leaders Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.08		$14.75		$13.15		$19.77		$19.43
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.09		(0.02)		(0.01)		(0.08)		(0.19)
Net Realized and Unrealized Gain (Loss)	1.48		0.35		1.61		(6.54)		0.55
Total from Investment Operations	1.57		0.33		1.60		(6.62)		0.36
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(0.02)
Redemption Fees	0.01		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$16.66		$15.08		$14.75		$13.15		$19.77
Total Return(3)	10.61%		2.24%		12.17	%(4)	(33.49)%		1.84%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$114,279		$176,361		$255,999		$259,940		$339,152
Ratio of Expenses Before Expense Limitation	1.30%		1.16%		1.13%		1.27%		1.23%
Ratio of Expenses After Expense Limitation	0.98	%(5)	1.02	%(5)(6)	1.03	%(5)(7)	1.15	%(5)(8)	1.18	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	N/A		N/A		N/A		N/A		1.18	%(5)
Ratio of Net Investment Income (Loss)	0.59	%(5)	(0.17	)%(5)	(0.08	)%(5)(7)	(0.50	)%(5)	(0.92	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)
Portfolio Turnover Rate	59%		58%		54%		62%		27%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$14.63		$14.36		$12.84		$19.37		$19.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.04		(0.08)		(0.05)		(0.12)		(0.24)
Net Realized and Unrealized Gain (Loss)	1.42		0.35		1.57		(6.41)		0.54
Total from Investment Operations	1.46		0.27		1.52		(6.53)		0.30
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(0.02)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$16.09		$14.63		$14.36		$12.84		$19.37
Total Return(10)	10.12%		1.88%		11.84	%(4)	(33.71)%		1.56%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,919		$8,839		$10,912		$13,113		$25,015
Ratio of Expenses Before Expense Limitation	1.60%		1.46%		1.40%		1.55%		1.52%
Ratio of Expenses After Expense Limitation	1.34	%(5)	1.37	%(5)(6)	1.36	%(5)(7)	1.45	%(5)(8)	1.47	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	N/A		N/A		N/A		N/A		1.47	%(5)
Ratio of Net Investment Income (Loss)	0.23	%(5)	(0.51	)%(5)	(0.41	)%(5)(7)	(0.83	)%(5)	(1.21	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)
Portfolio Turnover Rate	59%		58%		54%		62%		27%
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Emerging Markets Leaders Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$13.66		$13.51		$12.17		$18.49		$18.37
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.07)		(0.18)		(0.15)		(0.22)		(0.38)
Net Realized and Unrealized Gain (Loss)	1.32		0.33		1.49		(6.10)		0.52
Total from Investment Operations	1.25		0.15		1.34		(6.32)		0.14
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(0.02)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$14.91		$13.66		$13.51		$12.17		$18.49
Total Return(10)	9.30%		1.11%		11.01	%(4)	(34.18)%		0.75%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,233		$2,542		$3,421		$4,179		$8,220
Ratio of Expenses Before Expense Limitation	2.43%		2.24%		2.16%		2.28%		2.29%
Ratio of Expenses After Expense Limitation	2.09	%(5)	2.12	%(5)(6)	2.12	%(5)(7)	2.17	%(5)(8)	2.24	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	N/A		N/A		N/A		N/A		2.24	%(5)
Ratio of Net Investment Loss	(0.52	)%(5)	(1.26	)%(5)	(1.17	)%(5)(7)	(1.56	)%(5)	(1.98	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)
Portfolio Turnover Rate	59%		58%		54%		62%		27%
	Class R6(11)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.14		$14.81		$13.19		$19.81		$19.45
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.10		(0.02)		(0.01)		(0.09)		(0.17)
Net Realized and Unrealized Gain (Loss)	1.48		0.34		1.63		(6.53)		0.55
Total from Investment Operations	1.58		0.32		1.62		(6.62)		0.38
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(0.02)
Redemption Fees	0.01		0.01		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$16.73		$15.14		$14.81		$13.19		$19.81
Total Return(3)	10.63%		2.23%		12.28	%(4)	(33.42)%		1.94%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$370		$398		$371		$9,360		$41,692
Ratio of Expenses Before Expense Limitation	2.54%		2.35%		1.08%		1.20%		1.16%
Ratio of Expenses After Expense Limitation	0.94	%(5)	0.97	%(5)(6)	0.99	%(5)(7)	1.08	%(5)(8)	1.10	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	N/A		N/A		N/A		N/A		1.10	%(5)
Ratio of Net Investment Income (Loss)	0.63	%(5)	(0.12	)%(5)	(0.03	)%(5)(7)	(0.59	)%(5)	(0.84	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)
Portfolio Turnover Rate	59%		58%		54%		62%		27%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Emerging Markets Leaders Portfolio

	Class IR
	Year Ended December 31,								Period from April 12, 2021(12) to
Selected Per Share Data and Ratios	2025		2024		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$15.13		$14.80		$13.18		$19.81		$19.37
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.10		(0.02)		(0.01)		(0.07)		(0.12)
Net Realized and Unrealized Gain (Loss)	1.49		0.35		1.63		(6.56)		0.58
Total from Investment Operations	1.59		0.33		1.62		(6.63)		0.46
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		—		(0.02)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$16.72		$15.13		$14.80		$13.18		$19.81
Total Return(3)	10.64%		2.23%		12.29	%(4)	(33.47)%		2.36	%(13)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$8		$8		$7		$10
Ratio of Expenses Before Expense Limitation	26.99%		26.19%		29.98%		11.47%		14.15	%(14)
Ratio of Expenses After Expense Limitation	0.93	%(5)	0.97	%(5)(6)	0.98	%(5)(7)	1.08	%(5)(8)	1.10	%(5)(14)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	N/A		N/A		N/A		N/A		1.10	%(5)(14)
Ratio of Net Investment Income (Loss)	0.64	%(5)	(0.11	)%(5)	(0.04	)%(5)(7)	(0.44	)%(5)	(0.80	)%(5)(14)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)
Portfolio Turnover Rate	59%		58%		54%		62%		27%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares, 0.95% for Class R6 shares and 0.95% for Class IR shares. Prior to June 18, 2024, the maximum ratio was 1.05% for Class I shares, 1.40% for Class A shares, 2.15% for Class C shares, 1.00% for Class R6 shares and 1.00% for Class IR shares.

(7)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	1.05%	(0.10)%
Class A	December 31, 2023	1.38	(0.43)
Class C	December 31, 2023	2.14	(1.19)
Class R6	December 31, 2023	1.00	(0.04)
Class IR	December 31, 2023	1.00	(0.06)

(8)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class I shares, 1.40% for Class A shares, 2.15% for Class C shares, 1.00% for Class R6 shares and 1.00% for Class IR shares. Prior to October 1, 2022, the maximum ratio was 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares, 1.10% for Class R6 shares and 1.10% for Class IR shares.

(9)  Amount is less than 0.005%.

(10)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(11)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(12)  Commencement of Offering.

(13)  Not annualized.

(14)  Annualized.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights

Emerging Markets Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$21.30		$19.95		$18.24		$25.44		$26.85
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.36		0.29		0.35		0.34		0.17
Net Realized and Unrealized Gain (Loss)	5.94		1.33		1.85		(6.72)		0.73
Total from Investment Operations	6.30		1.62		2.20		(6.38)		0.90
Distributions from and/or in Excess of:
Net Investment Income	(0.37)		(0.21)		(0.49)		(0.15)		(0.46)
Net Realized Gain	(13.19)		(0.06)		—		(0.67)		(1.85)
Total Distributions	(13.56)		(0.27)		(0.49)		(0.82)		(2.31)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$14.04		$21.30		$19.95		$18.24		$25.44
Total Return(3)	32.24%		8.07%		12.16	%(4)	(25.06)%		3.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$75,779		$122,217		$147,876		$145,218		$272,406
Ratio of Expenses Before Expense Limitation	1.15%		1.10%		1.12%		1.16%		1.09%
Ratio of Expenses After Expense Limitation	0.99	%(5)	0.99	%(5)	0.97	%(5)(6)(7)	1.05	%(5)	1.05	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.99	%(5)	N/A		N/A		1.05	%(5)	1.05	%(5)
Ratio of Net Investment Income	1.54	%(5)	1.37	%(5)	1.84	%(5)(6)	1.68	%(5)	0.61	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	30%		41%		34%		38%		39%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$20.64		$19.34		$17.70		$24.69		$26.13
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.27		0.21		0.27		0.26		0.08
Net Realized and Unrealized Gain (Loss)	5.74		1.29		1.79		(6.51)		0.71
Total from Investment Operations	6.01		1.50		2.06		(6.25)		0.79
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.14)		(0.42)		(0.07)		(0.38)
Net Realized Gain	(13.19)		(0.06)		—		(0.67)		(1.85)
Total Distributions	(13.46)		(0.20)		(0.42)		(0.74)		(2.23)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.19		$20.64		$19.34		$17.70		$24.69
Total Return(9)	31.79%		7.69%		11.73	%(4)	(25.31)%		3.23%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,408		$5,579		$5,011		$4,978		$9,222
Ratio of Expenses Before Expense Limitation	1.49%		1.40%		1.44%		1.48%		1.39%
Ratio of Expenses After Expense Limitation	1.35	%(5)	1.35	%(5)	1.33	%(5)(6)(7)	1.38	%(5)	1.36	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.35	%(5)	N/A		N/A		1.38	%(5)	1.36	%(5)
Ratio of Net Investment Income	1.18	%(5)	1.01	%(5)	1.48	%(5)(6)	1.30	%(5)	0.28	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	30%		41%		34%		38%		39%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Emerging Markets Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$20.03		$18.78		$17.20		$24.05		$25.51
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.15		0.10		0.18		0.16		(0.06)
Net Realized and Unrealized Gain (Loss)	5.53		1.24		1.74		(6.34)		0.68
Total from Investment Operations	5.68		1.34		1.92		(6.18)		0.62
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.03)		(0.34)		—		(0.23)
Net Realized Gain	(13.19)		(0.06)		—		(0.67)		(1.85)
Total Distributions	(13.37)		(0.09)		(0.34)		(0.67)		(2.08)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$12.34		$20.03		$18.78		$17.20		$24.05
Total Return(3)	31.18%		7.12%		11.19	%(4)	(25.68)%		2.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$166		$170		$170		$169		$233
Ratio of Expenses Before Expense Limitation	3.02%		3.03%		3.19%		2.88%		2.69%
Ratio of Expenses After Expense Limitation	1.85	%(5)	1.85	%(5)	1.83	%(5)(6)(7)	1.90	%(5)	1.90	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.85	%(5)	N/A		N/A		1.90	%(5)	1.90	%(5)
Ratio of Net Investment Income (Loss)	0.68	%(5)	0.51	%(5)	0.98	%(5)(6)	0.87	%(5)	(0.23	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	30%		41%		34%		38%		39%
	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$19.98		$18.78		$17.12		$24.01		$25.29
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.09		0.05		0.13		0.09		(0.10)
Net Realized and Unrealized Gain (Loss)	5.52		1.25		1.74		(6.31)		0.67
Total from Investment Operations	5.61		1.30		1.87		(6.22)		0.57
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(2)	(0.04)		(0.21)		—		—
Net Realized Gain	(13.19)		(0.06)		—		(0.67)		(1.85)
Total Distributions	(13.19)		(0.10)		(0.21)		(0.67)		(1.85)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$12.40		$19.98		$18.78		$17.12		$24.01
Total Return(9)	30.81%		6.89%		10.93	%(4)	(25.89)%		2.43%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$327		$325		$173		$338		$531
Ratio of Expenses Before Expense Limitation	2.81%		3.13%		3.13%		2.97%		2.42%
Ratio of Expenses After Expense Limitation	2.10	%(5)	2.10	%(5)	2.10	%(5)(6)(7)	2.15	%(5)	2.15	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	2.10	%(5)	N/A		N/A		2.15	%(5)	2.15	%(5)
Ratio of Net Investment Income (Loss)	0.43	%(5)	0.26	%(5)	0.71	%(5)(6)	0.47	%(5)	(0.39	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	30%		41%		34%		38%		39%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Emerging Markets Portfolio

	Class R6(10)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$21.28		$19.93		$18.23		$25.43		$26.85
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.36		0.30		0.36		0.35		0.20
Net Realized and Unrealized Gain (Loss)	5.95		1.33		1.85		(6.71)		0.72
Total from Investment Operations	6.31		1.63		2.21		(6.36)		0.92
Distributions from and/or in Excess of:
Net Investment Income	(0.39)		(0.22)		(0.51)		(0.17)		(0.49)
Net Realized Gain	(13.19)		(0.06)		—		(0.67)		(1.85)
Total Distributions	(13.58)		(0.28)		(0.51)		(0.84)		(2.34)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$14.01		$21.28		$19.93		$18.23		$25.43
Total Return(3)	32.25%		8.13%		12.18	%(4)	(24.98)%		3.63%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$52,793		$390,597		$363,988		$327,910		$439,730
Ratio of Expenses Before Expense Limitation	1.03%		0.98%		1.00%		1.06%		0.98%
Ratio of Expenses After Expense Limitation	0.95	%(5)	0.95	%(5)	0.91	%(5)(6)	0.95	%(5)	0.95	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.95	%(5)	N/A		N/A		0.95	%(5)	0.95	%(5)
Ratio of Net Investment Income	1.58	%(5)	1.41	%(5)	1.90	%(5)(6)	1.75	%(5)	0.71	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	30%		41%		34%		38%		39%
	Class IR
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$21.28		$19.93		$18.23		$25.43		$26.85
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.37		0.30		0.36		0.35		0.20
Net Realized and Unrealized Gain (Loss)	5.94		1.33		1.85		(6.71)		0.72
Total from Investment Operations	6.31		1.63		2.21		(6.36)		0.92
Distributions from and/or in Excess of:
Net Investment Income	(0.39)		(0.22)		(0.51)		(0.17)		(0.49)
Net Realized Gain	(13.19)		(0.06)		—		(0.67)		(1.85)
Total Distributions	(13.58)		(0.28)		(0.51)		(0.84)		(2.34)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$14.01		$21.28		$19.93		$18.23		$25.43
Total Return(3)	32.25%		8.13%		12.18	%(4)	(24.98)%		3.63%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$11		$10		$9		$12
Ratio of Expenses Before Expense Limitation	17.66%		19.80%		22.94%		22.06%		16.98%
Ratio of Expenses After Expense Limitation	0.95	%(5)	0.95	%(5)	0.91	%(5)(6)	0.95	%(5)	0.95	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.95	%(5)	N/A		N/A		0.95	%(5)	0.95	%(5)
Ratio of Net Investment Income	1.58	%(5)	1.40	%(5)	1.89	%(5)(6)	1.75	%(5)	0.71	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	30%		41%		34%		38%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Emerging Markets Portfolio

(6)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	December 31, 2023	1.01%	1.80%
Class A	December 31, 2023	1.37	1.44
Class L	December 31, 2023	1.87	0.94
Class C	December 31, 2023	2.12	0.69
Class R6	December 31, 2023	0.95	1.86
Class IR	December 31, 2023	0.95	1.85

(7)  Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares and 2.10% for Class C shares. Prior to April 28, 2023, the maximum ratio was 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares and 2.15% for Class C shares.

(8)  Amount is less than 0.005%.

(9)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(10)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights

Global Concentrated Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$23.44		$17.67		$15.04		$19.41		$17.12
Income (Loss) from Investment Operations:
Net Investment Income(1)	(0.00	)(2)	0.00	(2)	0.13		0.03		0.01
Net Realized and Unrealized Gain (Loss)	4.12		5.82		2.64		(4.36)		3.02
Total from Investment Operations	4.12		5.82		2.77		(4.33)		3.03
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.05)		(0.14)		(0.03)		—
Net Realized Gain	(0.49)		—		—		(0.00	)(2)	(0.74)
Paid-in-Capital	—		—		—		(0.01)		—
Total Distributions	(0.51)		(0.05)		(0.14)		(0.04)		(0.74)
Net Asset Value, End of Period	$27.05		$23.44		$17.67		$15.04		$19.41
Total Return(3)	17.59%		32.91%		18.42	%(4)	(22.28)%		17.83%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$324,830		$203,761		$95,405		$70,730		$98,522
Ratio of Expenses Before Expense Limitation	1.05%		1.06%		1.12%		1.20%		1.17%
Ratio of Expenses After Expense Limitation	1.00	%(5)	1.00	%(5)	0.99	%(5)(6)	1.00	%(5)	1.00	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.00	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.01	)%(5)	0.00	%(5)(7)	0.78	%(5)(6)	0.20	%(5)	0.04	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	51%		43%		51%		34%		33%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$23.15		$17.47		$14.88		$19.20		$17.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.09)		(0.06)		0.08		(0.01)		(0.05)
Net Realized and Unrealized Gain (Loss)	4.08		5.74		2.60		(4.31)		2.99
Total from Investment Operations	3.99		5.68		2.68		(4.32)		2.94
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.09)		—		—
Net Realized Gain	(0.49)		—		—		(0.00	)(2)	(0.74)
Total Distributions	(0.49)		—		(0.09)		(0.00	)(2)	(0.74)
Net Asset Value, End of Period	$26.65		$23.15		$17.47		$14.88		$19.20
Total Return(8)	17.27%		32.51%		18.05	%(4)	(22.49)%		17.42%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,041		$14,600		$8,088		$6,631		$8,245
Ratio of Expenses Before Expense Limitation	1.33%		1.33%		1.41%		1.49%		1.45%
Ratio of Expenses After Expense Limitation	1.33	%(5)	1.29	%(5)	1.27	%(5)(6)	1.30	%(5)	1.30	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.33	%(5)	N/A		N/A		N/A		(0.00)%
Ratio of Net Investment Income (Loss)	(0.34	)%(5)	(0.29	)%(5)	0.49	%(5)(6)	(0.08	)%(5)	(0.29	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	51%		43%		51%		34%		33%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Global Concentrated Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$22.11		$16.82		$14.35		$18.66		$16.66
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.26)		(0.22)		(0.04)		(0.13)		(0.18)
Net Realized and Unrealized Gain (Loss)	3.87		5.51		2.51		(4.18)		2.92
Total from Investment Operations	3.61		5.29		2.47		(4.31)		2.74
Distributions from and/or in Excess of:
Net Realized Gain	(0.49)		—		—		(0.00	)(2)	(0.74)
Net Asset Value, End of Period	$25.23		$22.11		$16.82		$14.35		$18.66
Total Return(8)	16.36%		31.45%		17.21	%(4)	(23.09)%		16.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,717		$7,746		$5,164		$5,040		$7,969
Ratio of Expenses Before Expense Limitation	2.08%		2.10%		2.17%		2.24%		2.21%
Ratio of Expenses After Expense Limitation	2.08	%(5)	2.06	%(5)	2.04	%(5)(6)	2.05	%(5)	2.06	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	2.08	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.09	)%(5)	(1.06	)%(5)	(0.27	)%(5)(6)	(0.83	)%(5)	(1.00	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	51%		43%		51%		34%		33%
	Class R6(9)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$23.47		$17.70		$15.06		$19.44		$17.14
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.01		0.01		0.14		0.03		0.04
Net Realized and Unrealized Gain (Loss)	4.13		5.82		2.65		(4.36)		3.00
Total from Investment Operations	4.14		5.83		2.79		(4.33)		3.04
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.06)		(0.15)		(0.04)		—
Net Realized Gain	(0.49)		—		—		(0.00	)(2)	(0.74)
Paid-in-Capital	—		—		—		(0.01)		—
Total Distributions	(0.52)		(0.06)		(0.15)		(0.05)		(0.74)
Net Asset Value, End of Period	$27.09		$23.47		$17.70		$15.06		$19.44
Total Return(3)	17.66%		32.90%		18.51	%(4)	(22.25)%		17.86%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$59		$15		$11		$16		$73
Ratio of Expenses Before Expense Limitation	7.05%		9.05%		19.78%		9.89%		7.26%
Ratio of Expenses After Expense Limitation	0.95	%(5)	0.95	%(5)	0.93	%(5)(6)	0.95	%(5)	0.95	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.94	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.04	%(5)	0.06	%(5)	0.84	%(5)(6)	0.17	%(5)	0.21	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	51%		43%		51%		34%		33%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Global Concentrated Portfolio

(6)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	1.00%	0.77%
Class A	December 31, 2023	1.29	0.47
Class C	December 31, 2023	2.05	(0.28)
Class R6	December 31, 2023	0.95	0.82

(7)  Amount is less than 0.005%.

(8)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(9)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights

Global Core Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$20.98		$16.95		$14.47		$18.01		$15.99
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.02		0.02		0.11		0.07		0.01
Net Realized and Unrealized Gain (Loss)	3.74		4.05		2.49		(3.56)		2.78
Total from Investment Operations	3.76		4.07		2.60		(3.49)		2.79
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.04)		(0.12)		(0.05)		—
Net Realized Gain	(0.54)		—		—		—		(0.77)
Total Distributions	(0.56)		(0.04)		(0.12)		(0.05)		(0.77)
Net Asset Value, End of Period	$24.18		$20.98		$16.95		$14.47		$18.01
Total Return(2)	17.96%		23.98%		17.96	%(3)	(19.37)%		17.63%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$39,476		$26,030		$16,116		$14,324		$18,041
Ratio of Expenses Before Expense Limitation	1.57%		1.72%		1.99%		2.25%		2.13%
Ratio of Expenses After Expense Limitation	1.00	%(4)	1.00	%(4)	0.96	%(4)(5)	0.99	%(4)	0.99	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.00	%(4)	1.00	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	0.08	%(4)	0.09	%(4)	0.70	%(4)(5)	0.48	%(4)	0.06	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	39%		39%		18%		17%		23%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$20.73		$16.78		$14.33		$17.85		$15.92
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.06)		(0.04)		0.06		0.01		(0.05)
Net Realized and Unrealized Gain (Loss)	3.70		3.99		2.46		(3.52)		2.75
Total from Investment Operations	3.64		3.95		2.52		(3.51)		2.70
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.07)		(0.01)		—
Net Realized Gain	(0.54)		—		—		—		(0.77)
Total Distributions	(0.54)		—		(0.07)		(0.01)		(0.77)
Net Asset Value, End of Period	$23.83		$20.73		$16.78		$14.33		$17.85
Total Return(7)	17.61%		23.54%		17.62	%(3)	(19.64)%		17.14%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,527		$7,869		$5,221		$3,978		$2,678
Ratio of Expenses Before Expense Limitation	1.85%		2.00%		2.32%		2.60%		2.51%
Ratio of Expenses After Expense Limitation	1.34	%(4)	1.30	%(4)	1.29	%(4)(5)	1.35	%(4)	1.35	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.34	%(4)	1.30	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.26	)%(4)	(0.21	)%(4)	0.36	%(4)(5)	0.09	%(4)	(0.31	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	39%		39%		18%		17%		23%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Global Core Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$19.72		$16.09		$13.79		$17.29		$15.55
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.22)		(0.19)		(0.06)		(0.09)		(0.18)
Net Realized and Unrealized Gain (Loss)	3.50		3.82		2.36		(3.41)		2.69
Total from Investment Operations	3.28		3.63		2.30		(3.50)		2.51
Distributions from and/or in Excess of:
Net Realized Gain	(0.54)		—		—		—		(0.77)
Net Asset Value, End of Period	$22.46		$19.72		$16.09		$13.79		$17.29
Total Return(7)	16.62%		22.62%		16.68	%(3)	(20.24)%		16.32%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,718		$2,857		$2,618		$2,186		$2,893
Ratio of Expenses Before Expense Limitation	2.66%		2.80%		3.12%		3.38%		3.25%
Ratio of Expenses After Expense Limitation	2.10	%(4)	2.10	%(4)	2.07	%(4)(5)	2.10	%(4)	2.10	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	2.10	%(4)	2.10	%(4)	N/A		N/A		N/A
Ratio of Net Investment Loss	(1.02	)%(4)	(1.01	)%(4)	(0.41	)%(4)(5)	(0.65	)%(4)	(1.06	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	39%		39%		18%		17%		23%
	Class R6(8)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$20.99		$16.96		$14.48		$18.01		$15.99
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.03		0.03		0.11		0.08		0.02
Net Realized and Unrealized Gain (Loss)	3.75		4.05		2.50		(3.55)		2.77
Total from Investment Operations	3.78		4.08		2.61		(3.47)		2.79
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.05)		(0.13)		(0.06)		—
Net Realized Gain	(0.54)		—		—		—		(0.77)
Total Distributions	(0.57)		(0.05)		(0.13)		(0.06)		(0.77)
Net Asset Value, End of Period	$24.20		$20.99		$16.96		$14.48		$18.01
Total Return(2)	18.04%		24.02%		18.00	%(3)	(19.28)%		17.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$13		$10		$15		$29
Ratio of Expenses Before Expense Limitation	16.59%		20.37%		16.70%		15.01%		13.09%
Ratio of Expenses After Expense Limitation	0.95	%(4)	0.95	%(4)	0.93	%(4)(5)	0.95	%(4)	0.95	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.95	%(4)	0.95	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	0.14	%(4)	0.13	%(4)	0.72	%(4)(5)	0.49	%(4)	0.10	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	39%		39%		18%		17%		23%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Global Core Portfolio

(5)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	1.00%	0.66%
Class A	December 31, 2023	1.32	0.33
Class C	December 31, 2023	2.10	(0.44)
Class R6	December 31, 2023	0.95	0.70

(6)  Amount is less than 0.005%.

(7)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(8)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights

Global Endurance Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$16.73		$15.87		$9.37		$27.75		$26.51
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.05)		0.05		0.31		(0.13)		(0.28)
Net Realized and Unrealized Gain (Loss)	4.17		0.90		6.48		(18.25)		2.82
Total from Investment Operations	4.12		0.95		6.79		(18.38)		2.54
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.09)		(0.29)		—		(0.02)
Net Realized Gain	—		—		—		—		(1.28)
Total Distributions	(0.11)		(0.09)		(0.29)		—		(1.30)
Net Asset Value, End of Period	$20.74		$16.73		$15.87		$9.37		$27.75
Total Return(2)	24.63%		5.98%		72.56	%(3)	(66.23)%		9.59%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,218		$24,735		$36,150		$17,152		$70,478
Ratio of Expenses Before Expense Limitation	1.96%		1.69%		1.62%		1.67%		1.34%
Ratio of Expenses After Expense Limitation	1.00	%(4)(5)	1.00	%(5)	0.87	%(5)(6)	1.00	%(5)	0.99	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.99	%(5)	1.00	%(5)	N/A		1.00	%(5)	N/A
Ratio of Net Investment Income (Loss)	(0.24	)%(5)	0.32	%(5)	2.23	%(5)(6)	(0.87	)%(5)	(0.85	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	176%		157%		130%		67%		75%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$16.50		$15.63		$9.23		$27.45		$26.33
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.11)		(0.00	)(8)	0.26		(0.17)		(0.38)
Net Realized and Unrealized Gain (Loss)	4.12		0.87		6.38		(18.05)		2.80
Total from Investment Operations	4.01		0.87		6.64		(18.22)		2.42
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		—		(0.24)		—		(0.02)
Net Realized Gain	—		—		—		—		(1.28)
Total Distributions	(0.05)		—		(0.24)		—		(1.30)
Net Asset Value, End of Period	$20.46		$16.50		$15.63		$9.23		$27.45
Total Return(9)	24.27%		5.57%		72.03	%(3)	(66.38)%		9.20%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,537		$2,197		$7,463		$2,898		$5,239
Ratio of Expenses Before Expense Limitation	2.38%		2.04%		1.95%		1.99%		1.70%
Ratio of Expenses After Expense Limitation	1.35	%(4)(5)	1.35	%(5)	1.23	%(5)(6)	1.35	%(5)	1.35	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.34	%(5)	1.35	%(5)	N/A		1.35	%(5)	N/A
Ratio of Net Investment Income (Loss)	(0.59	)%(5)	(0.06	)%(5)	1.87	%(5)(6)	(1.22	)%(5)	(1.16	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	176%		157%		130%		67%		75%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Global Endurance Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.85		$15.12		$8.96		$26.81		$25.93
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.24)		(0.12)		0.15		(0.28)		(0.62)
Net Realized and Unrealized Gain (Loss)	3.93		0.85		6.17		(17.57)		2.80
Total from Investment Operations	3.69		0.73		6.32		(17.85)		2.18
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.16)		—		(0.02)
Net Realized Gain	—		—		—		—		(1.28)
Total Distributions	—		—		(0.16)		—		(1.30)
Net Asset Value, End of Period	$19.54		$15.85		$15.12		$8.96		$26.81
Total Return(9)	23.28%		4.83%		70.62	%(3)	(66.58)%		8.41%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,290		$1,034		$913		$519		$1,547
Ratio of Expenses Before Expense Limitation	3.20%		2.96%		3.03%		3.05%		2.53%
Ratio of Expenses After Expense Limitation	2.10	%(4)(5)	2.10	%(5)	1.96	%(5)(6)	2.10	%(5)	2.10	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	2.09	%(5)	2.10	%(5)	N/A		2.10	%(5)	N/A
Ratio of Net Investment Income (Loss)	(1.34	)%(5)	(0.78	)%(5)	1.14	%(5)(6)	(1.97	)%(5)	(1.92	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	176%		157%		130%		67%		75%
	Class R6(10)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$16.75		$15.89		$9.38		$27.78		$26.53
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.04)		0.06		0.31		(0.12)		(0.24)
Net Realized and Unrealized Gain (Loss)	4.18		0.91		6.50		(18.28)		2.79
Total from Investment Operations	4.14		0.97		6.81		(18.40)		2.55
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.11)		(0.30)		—		(0.02)
Net Realized Gain	—		—		—		—		(1.28)
Total Distributions	(0.12)		(0.11)		(0.30)		—		(1.30)
Net Asset Value, End of Period	$20.77		$16.75		$15.89		$9.38		$27.78
Total Return(2)	24.72%		6.05%		72.66	%(3)	(66.23)%		9.62%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$41		$27		$26		$12		$31
Ratio of Expenses Before Expense Limitation	8.78%		11.05%		17.07%		15.13%		7.59%
Ratio of Expenses After Expense Limitation	0.95	%(4)(5)	0.95	%(5)	0.79	%(5)(6)	0.95	%(5)	0.95	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.94	%(5)	0.95	%(5)	N/A		0.95	%(5)	N/A
Ratio of Net Investment Income (Loss)	(0.19	)%(5)	0.35	%(5)	2.31	%(5)(6)	(0.82	)%(5)	(0.71	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	176%		157%		130%		67%		75%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(4)  Ratio is above the expense limitation due to interest expense, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Global Endurance Portfolio

(6)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	December 31, 2023	0.99%	2.11%
Class A	December 31, 2023	1.34	1.76
Class C	December 31, 2023	2.09	1.01
Class R6	December 31, 2023	0.94	2.16

(7)  Amount is less than 0.005%.

(8)  Amount is less than $0.005 per share.

(9)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(10)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights

Global Franchise Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$33.56		$34.36		$30.10		$36.99		$31.20
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.24		0.29		0.25		0.27
Net Realized and Unrealized Gain (Loss)	(0.07)		2.93		4.64		(6.63)		6.54
Total from Investment Operations	0.06		3.17		4.93		(6.38)		6.81
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.25)		(0.30)		(0.25)		(0.27)
Net Realized Gain	(3.81)		(3.72)		(0.37)		(0.26)		(0.74)
Paid-in-Capital	—		—		—		—		(0.01)
Total Distributions	(3.97)		(3.97)		(0.67)		(0.51)		(1.02)
Net Asset Value, End of Period	$29.65		$33.56		$34.36		$30.10		$36.99
Total Return(2)	0.23%		8.97%		16.42	%(3)	(17.24)%		21.92%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,288,486		$1,959,326		$2,160,291		$2,046,621		$2,790,499
Ratio of Expenses Before Expense Limitation	0.96%		0.93%		0.92%		0.92%		0.91%
Ratio of Expenses After Expense Limitation	0.95	%(4)	0.93	%(4)	0.92	%(4)	0.92	%(4)	0.91	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.95	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.36	%(4)	0.66	%(4)	0.88	%(4)	0.79	%(4)	0.79	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	35%		35%		15%		15%		17%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$32.58		$33.46		$29.32		$36.05		$30.44
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.04		0.15		0.20		0.17		0.18
Net Realized and Unrealized Gain (Loss)	(0.07)		2.85		4.53		(6.46)		6.37
Total from Investment Operations	(0.03)		3.00		4.73		(6.29)		6.55
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.16)		(0.22)		(0.18)		(0.19)
Net Realized Gain	(3.81)		(3.72)		(0.37)		(0.26)		(0.74)
Paid-in-Capital	—		—		—		—		(0.01)
Total Distributions	(3.87)		(3.88)		(0.59)		(0.44)		(0.94)
Net Asset Value, End of Period	$28.68		$32.58		$33.46		$29.32		$36.05
Total Return(6)	(0.04)%		8.71%		16.16	%(3)	(17.45)%		21.61%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$209,266		$295,908		$337,938		$328,979		$395,450
Ratio of Expenses Before Expense Limitation	1.21%		1.16%		1.17%		1.16%		1.16%
Ratio of Expenses After Expense Limitation	1.20	%(4)	1.16	%(4)	1.16	%(4)(7)	1.16	%(4)	1.16	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.20	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.11	%(4)	0.43	%(4)	0.64	%(4)(7)	0.57	%(4)	0.54	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	35%		35%		15%		15%		17%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Global Franchise Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$32.50		$33.41		$29.29		$36.01		$30.41
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.15)		(0.03)		0.04		0.02		0.01
Net Realized and Unrealized Gain (Loss)	(0.06)		2.84		4.51		(6.45)		6.36
Total from Investment Operations	(0.21)		2.81		4.55		(6.43)		6.37
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.06)		(0.03)		(0.02)
Net Realized Gain	(3.81)		(3.72)		(0.37)		(0.26)		(0.74)
Paid-in-Capital	—		—		—		—		(0.01)
Total Distributions	(3.81)		(3.72)		(0.43)		(0.29)		(0.77)
Net Asset Value, End of Period	$28.48		$32.50		$33.41		$29.29		$36.01
Total Return(2)	(0.58)%		8.15%		15.57	%(3)	(17.86)%		21.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,953		$7,868		$8,048		$7,397		$9,473
Ratio of Expenses Before Expense Limitation	1.77%		1.67%		1.67%		1.66%		1.66%
Ratio of Expenses After Expense Limitation	1.77	%(4)	1.67	%(4)	1.66	%(4)(7)	1.66	%(4)	1.66	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.77	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.45	)%(4)	(0.08	)%(4)	0.13	%(4)(7)	0.06	%(4)	0.05	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	35%		35%		15%		15%		17%
	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$31.50		$32.56		$28.57		$35.18		$29.77
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.20)		(0.11)		(0.03)		(0.06)		(0.06)
Net Realized and Unrealized Gain (Loss)	(0.06)		2.77		4.39		(6.29)		6.21
Total from Investment Operations	(0.26)		2.66		4.36		(6.35)		6.15
Distributions from and/or in Excess of:
Net Realized Gain	(3.81)		(3.72)		(0.37)		(0.26)		(0.74)
Paid-in-Capital	—		—		—		—		(0.00	)(8)
Total Distributions	(3.81)		(3.72)		(0.37)		(0.26)		(0.74)
Net Asset Value, End of Period	$27.43		$31.50		$32.56		$28.57		$35.18
Total Return(6)	(0.77)%		7.90%		15.29	%(3)	(18.06)%		20.74%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$50,931		$85,085		$103,671		$110,399		$157,721
Ratio of Expenses Before Expense Limitation	1.95%		1.90%		1.91%		1.90%		1.90%
Ratio of Expenses After Expense Limitation	1.95	%(4)	1.90	%(4)	1.90	%(4)(7)	1.90	%(4)	1.90	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.95	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.63	)%(4)	(0.31	)%(4)	(0.10	)%(4)(7)	(0.19	)%(4)	(0.20	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	35%		35%		15%		15%		17%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Global Franchise Portfolio

	Class R6(9)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$33.57		$34.37		$30.11		$37.01		$31.21
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.17		0.28		0.31		0.29		0.31
Net Realized and Unrealized Gain (Loss)	(0.07)		2.93		4.65		(6.64)		6.54
Total from Investment Operations	0.10		3.21		4.96		(6.35)		6.85
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.29)		(0.33)		(0.29)		(0.30)
Net Realized Gain	(3.81)		(3.72)		(0.37)		(0.26)		(0.74)
Paid-in-Capital	—		—		—		—		(0.01)
Total Distributions	(4.02)		(4.01)		(0.70)		(0.55)		(1.05)
Net Asset Value, End of Period	$29.65		$33.57		$34.37		$30.11		$37.01
Total Return(2)	0.36%		9.07%		16.52	%(3)	(17.17)%		22.05%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$379,393		$415,299		$321,335		$512,423		$605,486
Ratio of Expenses Before Expense Limitation	0.84%		0.83%		0.83%		0.83%		0.82%
Ratio of Expenses After Expense Limitation	0.83	%(4)	0.83	%(4)	0.82	%(4)(7)	0.83	%(4)	0.82	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.83	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.48	%(4)	0.76	%(4)	0.97	%(4)(7)	0.90	%(4)	0.90	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	35%		35%		15%		15%		17%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(7)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class A	December 31, 2023	1.17%	0.63%
Class L	December 31, 2023	1.67	0.12
Class C	December 31, 2023	1.91	(0.11)
Class R6	December 31, 2023	0.83	0.96

(8)  Amount is less than $0.005.

(9)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights

Global Insight Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$17.11		$11.69		$7.75		$18.32		$33.83
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.14)		(0.08)		(0.06)		(0.07)		(0.04)
Net Realized and Unrealized Gain (Loss)	2.89		5.73		4.00		(10.49)		(5.05)
Total from Investment Operations	2.75		5.65		3.94		(10.56)		(5.09)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)		—		—		(0.01)
Net Realized Gain	—		—		—		(0.01)		(10.41)
Total Distributions	—		(0.23)		—		(0.01)		(10.42)
Net Asset Value, End of Period	$19.86		$17.11		$11.69		$7.75		$18.32
Total Return(2)	16.07%		48.13%		50.84	%(3)	(57.65)%		(14.25)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,446		$42,508		$52,218		$55,114		$201,294
Ratio of Expenses Before Expense Limitation	1.53%		1.40%		1.37%		1.34%		1.08%
Ratio of Expenses After Expense Limitation	1.00	%(4)	1.00	%(4)	0.96	%(4)(5)	1.00	%(4)	1.00	%(4)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.99	%(4)	N/A		N/A		1.00	%(4)	1.00	%(4)(6)
Ratio of Net Investment Loss	(0.72	)%(4)	(0.62	)%(4)	(0.67	)%(4)(5)	(0.71	)%(4)	(0.12	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	66%		54%		43%		51%		112%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$16.24		$11.11		$7.38		$17.52		$32.98
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.19)		(0.12)		(0.09)		(0.11)		(0.13)
Net Realized and Unrealized Gain (Loss)	2.73		5.44		3.82		(10.02)		(4.92)
Total from Investment Operations	2.54		5.32		3.73		(10.13)		(5.05)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		—		—		—
Net Realized Gain	—		—		—		(0.01)		(10.41)
Total Distributions	—		(0.19)		—		(0.01)		(10.41)
Net Asset Value, End of Period	$18.78		$16.24		$11.11		$7.38		$17.52
Total Return(8)	15.70%		47.68%		50.54	%(3)	(57.83)%		(14.49)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,087		$22,411		$21,056		$19,176		$72,157
Ratio of Expenses Before Expense Limitation	1.79%		1.69%		1.69%		1.64%		1.36%
Ratio of Expenses After Expense Limitation	1.32	%(4)	1.32	%(4)	1.28	%(4)(5)	1.32	%(4)	1.30	%(4)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.31	%(4)	N/A		N/A		1.32	%(4)	1.30	%(4)(6)
Ratio of Net Investment Loss	(1.04	)%(4)	(0.94	)%(4)	(0.99	)%(4)(5)	(1.03	)%(4)	(0.41	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	66%		54%		43%		51%		112%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Global Insight Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$14.61		$10.02		$6.69		$15.97		$31.34
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.26)		(0.16)		(0.13)		(0.14)		(0.30)
Net Realized and Unrealized Gain (Loss)	2.47		4.87		3.46		(9.13)		(4.66)
Total from Investment Operations	2.21		4.71		3.33		(9.27)		(4.96)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		—		—		—
Net Realized Gain	—		—		—		(0.01)		(10.41)
Total Distributions	—		(0.12)		—		(0.01)		(10.41)
Net Asset Value, End of Period	$16.82		$14.61		$10.02		$6.69		$15.97
Total Return(2)	15.13%		46.85%		49.78	%(3)	(58.06)%		(14.96)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$295		$256		$253		$171		$602
Ratio of Expenses Before Expense Limitation	3.01%		3.07%		3.18%		2.72%		2.04%
Ratio of Expenses After Expense Limitation	1.85	%(4)	1.85	%(4)	1.80	%(4)(5)	1.85	%(4)	1.87	%(4)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.85	%(4)	N/A		N/A		1.85	%(4)	1.87	%(4)(6)
Ratio of Net Investment Loss	(1.57	)%(4)	(1.47	)%(4)	(1.51	)%(4)(5)	(1.54	)%(4)	(0.98	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	66%		54%		43%		51%		112%
	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$14.01		$9.62		$6.45		$15.40		$30.73
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.28)		(0.18)		(0.14)		(0.16)		(0.34)
Net Realized and Unrealized Gain (Loss)	2.36		4.66		3.31		(8.78)		(4.58)
Total from Investment Operations	2.08		4.48		3.17		(8.94)		(4.92)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		—		—		—
Net Realized Gain	—		—		—		(0.01)		(10.41)
Total Distributions	—		(0.09)		—		(0.01)		(10.41)
Net Asset Value, End of Period	$16.09		$14.01		$9.62		$6.45		$15.40
Total Return(8)	14.85%		46.49%		49.15	%(3)	(58.07)%		(15.14)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,396		$4,169		$4,448		$4,298		$17,824
Ratio of Expenses Before Expense Limitation	2.59%		2.47%		2.44%		2.36%		2.08%
Ratio of Expenses After Expense Limitation	2.10	%(4)	2.10	%(4)	2.06	%(4)(5)	2.06	%(4)	2.04	%(4)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	2.09	%(4)	N/A		N/A		2.06	%(4)	2.04	%(4)(6)
Ratio of Net Investment Loss	(1.82	)%(4)	(1.72	)%(4)	(1.77	)%(4)(5)	(1.76	)%(4)	(1.14	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	66%		54%		43%		51%		112%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Global Insight Portfolio

	Class R6(9)
	Year Ended December 31,								Period from June 14, 2021(10) to
Selected Per Share Data and Ratios	2025		2024		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$17.10		$11.69		$7.74		$18.30		$33.39
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.13)		(0.07)		(0.06)		(0.07)		(0.20)
Net Realized and Unrealized Gain (Loss)	2.89		5.72		4.01		(10.48)		(4.45)
Total from Investment Operations	2.76		5.65		3.95		(10.55)		(4.65)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)		—		—		(0.03)
Net Realized Gain	—		—		—		(0.01)		(10.41)
Total Distributions	—		(0.24)		—		(0.01)		(10.44)
Net Asset Value, End of Period	$19.86		$17.10		$11.69		$7.74		$18.30
Total Return(2)	16.08%		48.11%		51.03	%(3)	(57.66)%		(13.11	)%(11)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$36		$39		$6		$4		$9
Ratio of Expenses Before Expense Limitation	5.73%		9.95%		51.28%		44.13%		17.00	%(12)
Ratio of Expenses After Expense Limitation	0.94	%(4)	0.95	%(4)	0.90	%(4)(5)	0.95	%(4)	0.95	%(4)(12)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.94	%(4)	N/A		N/A		0.95	%(4)	0.95	%(4)(12)
Ratio of Net Investment Loss	(0.66	)%(4)	(0.57	)%(4)	(0.60	)%(4)(5)	(0.67	)%(4)	(0.62	)%(4)(12)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(12)
Portfolio Turnover Rate	66%		54%		43%		51%		112%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	1.00%	(0.71)%
Class A	December 31, 2023	1.32	(1.03)
Class L	December 31, 2023	1.85	(1.56)
Class C	December 31, 2023	2.10	(0.81)
Class R6	December 31, 2023	0.95	(0.65)

(6)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares, 1.32% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares. Prior to March 31, 2021, the maximum ratio was 1.10% for Class I shares, 1.42% for Class A shares, 1.95% for Class L shares, 2.20% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(9)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(10)  Commencement of Offering.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$34.90		$29.81		$20.34		$42.69		$44.75
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.14)		(0.17)		(0.13)		(0.19)		(0.36)
Net Realized and Unrealized Gain (Loss)	4.35		8.49		10.24		(17.49)		0.40
Total from Investment Operations	4.21		8.32		10.11		(17.68)		0.04
Distributions from and/or in Excess of:
Net Realized Gain	(3.65)		(3.23)		(0.64)		(4.67)		(2.10)
Net Asset Value, End of Period	$35.46		$34.90		$29.81		$20.34		$42.69
Total Return(2)	12.40%		27.43%		49.70	%(3)	(41.54)%		0.22%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,883,204		$1,746,323		$1,562,251		$1,219,122		$4,591,358
Ratio of Expenses Before Expense Limitation	0.94%		0.93%		0.95%		0.95%		0.92%
Ratio of Expenses After Expense Limitation	0.93	%(4)	0.93	%(4)	0.90	%(4)(5)	0.95	%(4)	0.92	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.93	%(4)	0.93	%(4)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.38	)%(4)	(0.50	)%(4)	(0.52	)%(4)(5)	(0.64	)%(4)	(0.78	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11%		19%		11%		23%		21%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$32.51		$28.01		$19.20		$40.86		$43.04
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.24)		(0.25)		(0.20)		(0.26)		(0.47)
Net Realized and Unrealized Gain (Loss)	4.05		7.98		9.65		(16.73)		0.39
Total from Investment Operations	3.81		7.73		9.45		(16.99)		(0.08)
Distributions from and/or in Excess of:
Net Realized Gain	(3.65)		(3.23)		(0.64)		(4.67)		(2.10)
Net Asset Value, End of Period	$32.67		$32.51		$28.01		$19.20		$40.86
Total Return(7)	12.08%		27.09%		49.29	%(3)	(41.74)%		(0.05)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,003,311		$970,542		$880,157		$676,246		$1,539,078
Ratio of Expenses Before Expense Limitation	1.22%		1.22%		1.25%		1.24%		1.20%
Ratio of Expenses After Expense Limitation	1.22	%(4)	1.22	%(4)	1.20	%(4)(5)	1.24	%(4)	1.20	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.22	%(4)	1.22	%(4)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.66	)%(4)	(0.79	)%(4)	(0.82	)%(4)(5)	(0.94	)%(4)	(1.06	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11%		19%		11%		23%		21%
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Global Opportunity Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$31.73		$27.42		$18.82		$40.23		$42.44
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.26)		(0.27)		(0.22)		(0.28)		(0.48)
Net Realized and Unrealized Gain (Loss)	3.95		7.81		9.46		(16.46)		0.37
Total from Investment Operations	3.69		7.54		9.24		(16.74)		(0.11)
Distributions from and/or in Excess of:
Net Realized Gain	(3.65)		(3.23)		(0.64)		(4.67)		(2.10)
Net Asset Value, End of Period	$31.77		$31.73		$27.42		$18.82		$40.23
Total Return(2)	11.96%		26.98%		49.17	%(3)	(41.77)%		(0.12)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$36,730		$36,990		$33,251		$24,766		$48,426
Ratio of Expenses Before Expense Limitation	1.77%		1.74%		1.80%		1.76%		1.69%
Ratio of Expenses After Expense Limitation	1.31	%(4)	1.29	%(4)	1.30	%(4)(5)	1.31	%(4)	1.24	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.31	%(4)	1.29	%(4)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.76	)%(4)	(0.86	)%(4)	(0.92	)%(4)(5)	(1.01	)%(4)	(1.10	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11%		19%		11%		23%		21%
	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$29.06		$25.48		$17.63		$38.43		$40.90
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.44)		(0.43)		(0.34)		(0.43)		(0.74)
Net Realized and Unrealized Gain (Loss)	3.62		7.24		8.83		(15.70)		0.37
Total from Investment Operations	3.18		6.81		8.49		(16.13)		(0.37)
Distributions from and/or in Excess of:
Net Realized Gain	(3.65)		(3.23)		(0.64)		(4.67)		(2.10)
Net Asset Value, End of Period	$28.59		$29.06		$25.48		$17.63		$38.43
Total Return(7)	11.31%		26.16%		48.23	%(3)	(42.15)%		(0.77)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$143,035		$171,195		$178,304		$148,874		$411,765
Ratio of Expenses Before Expense Limitation	1.95%		1.94%		1.96%		1.95%		1.90%
Ratio of Expenses After Expense Limitation	1.94	%(4)	1.94	%(4)	1.91	%(4)(5)	1.95	%(4)	1.90	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.94	%(4)	1.94	%(4)	N/A		N/A		N/A
Ratio of Net Investment Loss	(1.38	)%(4)	(1.52	)%(4)	(1.53	)%(4)(5)	(1.64	)%(4)	(1.76	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11%		19%		11%		23%		21%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Global Opportunity Portfolio

	Class R6(8)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$35.22		$30.03		$20.47		$42.89		$44.90
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.11)		(0.15)		(0.12)		(0.17)		(0.31)
Net Realized and Unrealized Gain (Loss)	4.39		8.57		10.32		(17.58)		0.40
Total from Investment Operations	4.28		8.42		10.20		(17.75)		0.09
Distributions from and/or in Excess of:
Net Realized Gain	(3.65)		(3.23)		(0.64)		(4.67)		(2.10)
Net Asset Value, End of Period	$35.85		$35.22		$30.03		$20.47		$42.89
Total Return(2)	12.51%		27.56%		49.82	%(3)	(41.51)%		0.33%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$182,449		$167,967		$60,134		$75,921		$287,811
Ratio of Expenses Before Expense Limitation	0.85%		0.87%		0.88%		0.87%		0.82%
Ratio of Expenses After Expense Limitation	0.84	%(4)	0.85	%(4)	0.83	%(4)(5)	0.86	%(4)	0.82	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.84	%(4)	0.85	%(4)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.29	)%(4)	(0.43	)%(4)	(0.45	)%(4)(5)	(0.57	)%(4)	(0.68	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11%		19%		11%		23%		21%
	Class IR
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$35.26		$30.08		$20.50		$42.94		$44.96
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.11)		(0.14)		(0.11)		(0.16)		(0.32)
Net Realized and Unrealized Gain (Loss)	4.40		8.55		10.33		(17.61)		0.40
Total from Investment Operations	4.29		8.41		10.22		(17.77)		0.08
Distributions from and/or in Excess of:
Net Realized Gain	(3.65)		(3.23)		(0.64)		(4.67)		(2.10)
Net Asset Value, End of Period	$35.90		$35.26		$30.08		$20.50		$42.94
Total Return(2)	12.53%		27.48%		49.85	%(3)	(41.51)%		0.31%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,507		$19		$122,706		$105,368		$154,979
Ratio of Expenses Before Expense Limitation	1.01%		0.85%		0.86%		0.86%		0.82%
Ratio of Expenses After Expense Limitation	0.84	%(4)	0.85	%(4)	0.81	%(4)(5)	0.86	%(4)	0.82	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.84	%(4)	0.85	%(4)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.29	)%(4)	(0.42	)%(4)	(0.43	)%(4)(5)	(0.57	)%(4)	(0.68	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11%		19%		11%		23%		21%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 0.10% for Class I shares, 0.05% for Class A shares, Class L shares and Class R6 shares and 0.06% for Class C shares due to the reimbursement of sub transfer agency and/or transfer agency fees from prior years. Had this reimbursement not occurred, the total return would have been 49.60% for Class I shares, 49.24% for Class A shares, 49.12% for Class L shares, 48.17% for Class C shares, 49.77% for Class R6 shares and 49.80% for Class IR shares, respectively.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Global Opportunity Portfolio

(5)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	0.95%	(0.57)%
Class A	December 31, 2023	1.25	(0.87)
Class L	December 31, 2023	1.35	(0.97)
Class C	December 31, 2023	1.96	(1.58)
Class R6	December 31, 2023	0.86	(0.48)
Class IR	December 31, 2023	0.86	(0.48)

(6)  Amount is less than 0.005%.

(7)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(8)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights

Global Permanence Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$11.39		$12.40		$10.80		$13.72		$13.41
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.00	)(2)	0.03		0.03		(0.00	)(2)	(0.01)
Net Realized and Unrealized Gain (Loss)	3.17		1.38		2.22		(2.73)		2.56
Total from Investment Operations	3.17		1.41		2.25		(2.73)		2.55
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.44)		(0.02)		—		(0.05)
Net Realized Gain	(2.38)		(1.98)		(0.63)		(0.19)		(2.19)
Total Distributions	(2.54)		(2.42)		(0.65)		(0.19)		(2.24)
Net Asset Value, End of Period	$12.02		$11.39		$12.40		$10.80		$13.72
Total Return(3)	27.96%		10.69%		20.92	%(4)	(19.88)%		19.73%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,669		$3,252		$4,089		$3,278		$3,947
Ratio of Expenses Before Expense Limitation	8.16%		7.60%		4.40%		7.62%		7.77%
Ratio of Expenses After Expense Limitation	1.00	%(5)	1.00	%(5)	0.85	%(5)(6)	1.00	%(5)	1.00	%(5)
Ratio of Net Investment Income (Loss)	(0.01	)%(5)	0.24	%(5)	0.21	%(5)(6)	(0.02	)%(5)	(0.04	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	86%		62%		107%		68%		57%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$11.22		$12.22		$10.68		$13.61		$13.37
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)		(0.02)		(0.02)		(0.02)		(0.06)
Net Realized and Unrealized Gain (Loss)	3.12		1.37		2.19		(2.72)		2.54
Total from Investment Operations	3.07		1.35		2.17		(2.74)		2.48
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.37)		—		—		(0.05)
Net Realized Gain	(2.38)		(1.98)		(0.63)		(0.19)		(2.19)
Total Distributions	(2.51)		(2.35)		(0.63)		(0.19)		(2.24)
Net Asset Value, End of Period	$11.78		$11.22		$12.22		$10.68		$13.61
Total Return(8)	27.48%		10.37%		20.42	%(4)	(20.11)%		19.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$579		$396		$1,903		$858		$29
Ratio of Expenses Before Expense Limitation	8.98%		8.22%		4.69%		8.05%		17.77%
Ratio of Expenses After Expense Limitation	1.35	%(5)	1.35	%(5)	1.24	%(5)(6)	1.35	%(5)	1.35	%(5)
Ratio of Net Investment Loss	(0.35	)%(5)	(0.13	)%(5)	(0.18	)%(5)(6)	(0.20	)%(5)	(0.42	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	86%		62%		107%		68%		57%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Global Permanence Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.68		$11.77		$10.38		$13.34		$13.24
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.14)		(0.11)		(0.12)		(0.14)		(0.16)
Net Realized and Unrealized Gain (Loss)	2.96		1.32		2.14		(2.63)		2.50
Total from Investment Operations	2.82		1.21		2.02		(2.77)		2.34
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.32)		—		—		(0.05)
Net Realized Gain	(2.38)		(1.98)		(0.63)		(0.19)		(2.19)
Total Distributions	(2.43)		(2.30)		(0.63)		(0.19)		(2.24)
Net Asset Value, End of Period	$11.07		$10.68		$11.77		$10.38		$13.34
Total Return(8)	26.52%		9.60%		19.56	%(4)	(20.74)%		18.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$297		$196		$218		$84		$16
Ratio of Expenses Before Expense Limitation	9.87%		9.66%		5.69%		15.54%		24.91%
Ratio of Expenses After Expense Limitation	2.10	%(5)	2.10	%(5)	2.04	%(5)(6)	2.10	%(5)	2.10	%(5)
Ratio of Net Investment Loss	(1.09	)%(5)	(0.85	)%(5)	(0.98	)%(5)(6)	(1.29	)%(5)	(1.13	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	86%		62%		107%		68%		57%
	Class R6(9)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$11.42		$12.42		$10.82		$13.73		$13.42
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.01		0.04		0.03		0.00	(2)	0.00	(2)
Net Realized and Unrealized Gain (Loss)	3.17		1.39		2.23		(2.72)		2.55
Total from Investment Operations	3.18		1.43		2.26		(2.72)		2.55
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		(0.45)		(0.03)		—		(0.05)
Net Realized Gain	(2.38)		(1.98)		(0.63)		(0.19)		(2.19)
Total Distributions	(2.55)		(2.43)		(0.66)		(0.19)		(2.24)
Net Asset Value, End of Period	$12.05		$11.42		$12.42		$10.82		$13.73
Total Return(3)	27.95%		10.83%		20.95	%(4)	(19.79)%		19.71%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$57		$17		$16		$13		$16
Ratio of Expenses Before Expense Limitation	16.42%		21.44%		21.25%		22.37%		22.49%
Ratio of Expenses After Expense Limitation	0.95	%(5)	0.95	%(5)	0.77	%(5)(6)	0.95	%(5)	0.95	%(5)
Ratio of Net Investment Income	0.07	%(5)	0.29	%(5)	0.28	%(5)(6)	0.02	%(5)	0.01	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	86%		62%		107%		68%		57%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.19% for Class I shares and Class R6 shares and 0.20% for Class A shares and Class C shares due to the reimbursement of sub transfer agency and/or transfer agency fees from prior years. Had this reimbursement not occurred, the total return would have been 20.73% for Class I shares, 20.22% for Class A shares, 19.36% for Class C shares and 20.76% for Class R6 shares, respectively.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Global Permanence Portfolio

(6)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	0.99%	0.07%
Class A	December 31, 2023	1.34	(0.28)
Class C	December 31, 2023	2.09	(1.03)
Class R6	December 31, 2023	0.94	0.11

(7)  Amount is less than 0.005%.

(8)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(9)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights

Global Stars Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$16.47		$18.41		$15.20		$19.30		$16.57
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.00	(2)	0.06		0.08		0.08		0.09
Net Realized and Unrealized Gain (Loss)	1.05		3.06		3.22		(4.08)		2.98
Total from Investment Operations	1.05		3.12		3.30		(4.00)		3.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		(0.09)		(0.05)		(0.07)
Net Realized Gain	(4.27)		(4.95)		—		(0.05)		(0.27)
Total Distributions	(4.27)		(5.06)		(0.09)		(0.10)		(0.34)
Net Asset Value, End of Period	$13.25		$16.47		$18.41		$15.20		$19.30
Total Return(3)	6.61%		16.27%		21.69	%(4)	(20.69)%		18.62%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,922		$47,436		$81,322		$55,997		$80,097
Ratio of Expenses Before Expense Limitation	1.52%		1.35%		1.20%		1.24%		1.17%
Ratio of Expenses After Expense Limitation	0.80	%(5)	0.85	%(5)(6)	0.87	%(5)(7)	0.90	%(5)	0.90	%(5)
Ratio of Net Investment Income (Loss)	(0.02	)%(5)	0.30	%(5)	0.50	%(5)(7)	0.47	%(5)	0.51	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	49%		73%		34%		26%		11%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$16.37		$18.33		$15.14		$19.21		$16.51
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.06)		(0.01)		0.02		0.02		0.03
Net Realized and Unrealized Gain (Loss)	1.05		3.05		3.19		(4.04)		2.96
Total from Investment Operations	0.99		3.04		3.21		(4.02)		2.99
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.02)		—		(0.02)
Net Realized Gain	(4.27)		(4.95)		—		(0.05)		(0.27)
Total Distributions	(4.27)		(5.00)		(0.02)		(0.05)		(0.29)
Net Asset Value, End of Period	$13.09		$16.37		$18.33		$15.14		$19.21
Total Return(9)	6.28%		15.91%		21.19	%(4)	(20.91)%		18.20%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,041		$6,107		$5,775		$5,816		$10,812
Ratio of Expenses Before Expense Limitation	1.88%		1.63%		1.51%		1.51%		1.46%
Ratio of Expenses After Expense Limitation	1.15	%(5)	1.17	%(5)(6)	1.22	%(5)(7)	1.25	%(5)	1.22	%(5)
Ratio of Net Investment Income (Loss)	(0.37	)%(5)	(0.05	)%(5)	0.16	%(5)(7)	0.13	%(5)	0.18	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	49%		73%		34%		26%		11%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Global Stars Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.73		$17.83		$14.78		$18.86		$16.28
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.14)		(0.11)		(0.06)		(0.06)		(0.05)
Net Realized and Unrealized Gain (Loss)	1.01		2.96		3.11		(3.97)		2.90
Total from Investment Operations	0.87		2.85		3.05		(4.03)		2.85
Distributions from and/or in Excess of:
Net Realized Gain	(4.27)		(4.95)		—		(0.05)		(0.27)
Net Asset Value, End of Period	$12.33		$15.73		$17.83		$14.78		$18.86
Total Return(3)	5.77%		15.29%		20.64	%(4)	(21.35)%		17.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,253		$1,328		$1,421		$1,253		$1,684
Ratio of Expenses Before Expense Limitation	2.45%		2.24%		2.07%		2.05%		2.08%
Ratio of Expenses After Expense Limitation	1.65	%(5)	1.70	%(5)(6)	1.72	%(5)(7)	1.75	%(5)	1.75	%(5)
Ratio of Net Investment Loss	(0.87	)%(5)	(0.58	)%(5)	(0.34	)%(5)(7)	(0.37	)%(5)	(0.27	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	49%		73%		34%		26%		11%
	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.11		$17.33		$14.40		$18.41		$15.94
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.18)		(0.15)		(0.09)		(0.09)		(0.09)
Net Realized and Unrealized Gain (Loss)	0.97		2.88		3.02		(3.87)		2.83
Total from Investment Operations	0.79		2.73		2.93		(3.96)		2.74
Distributions from and/or in Excess of:
Net Realized Gain	(4.27)		(4.95)		—		(0.05)		(0.27)
Net Asset Value, End of Period	$11.63		$15.11		$17.33		$14.40		$18.41
Total Return(9)	5.46%		15.03%		20.35	%(4)	(21.54)%		17.33%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,141		$3,865		$3,890		$4,279		$5,551
Ratio of Expenses Before Expense Limitation	2.62%		2.37%		2.23%		2.25%		2.22%
Ratio of Expenses After Expense Limitation	1.90	%(5)	1.92	%(5)(6)	1.96	%(5)(7)	1.98	%(5)	1.97	%(5)
Ratio of Net Investment Loss	(1.12	)%(5)	(0.80	)%(5)	(0.60	)%(5)(7)	(0.61	)%(5)	(0.52	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	49%		73%		34%		26%		11%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Global Stars Portfolio

	Class R6(10)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$16.47		$18.41		$15.20		$19.29		$16.57
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.00	(2)	0.11		0.09		0.09		0.11
Net Realized and Unrealized Gain (Loss)	1.06		3.02		3.21		(4.07)		2.96
Total from Investment Operations	1.06		3.13		3.30		(3.98)		3.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		(0.09)		(0.06)		(0.08)
Net Realized Gain	(4.27)		(4.95)		—		(0.05)		(0.27)
Total Distributions	(4.27)		(5.07)		(0.09)		(0.11)		(0.35)
Net Asset Value, End of Period	$13.26		$16.47		$18.41		$15.20		$19.29
Total Return(3)	6.67%		16.35%		21.75	%(4)	(20.60)%		18.60%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$75		$58		$14,099		$11,562		$14,563
Ratio of Expenses Before Expense Limitation	4.93%		1.07%		1.12%		1.14%		1.12%
Ratio of Expenses After Expense Limitation	0.75	%(5)	0.85	%(5)(6)	0.82	%(5)(7)	0.85	%(5)	0.85	%(5)
Ratio of Net Investment Income	0.03	%(5)	0.55	%(5)	0.55	%(5)(7)	0.53	%(5)	0.60	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	49%		73%		34%		26%		11%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares and 0.75% for Class R6 shares. Prior to June 27, 2024, the maximum ratio was 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares and 0.85% for Class R6 shares.

(7)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	0.90%	0.47%
Class A	December 31, 2023	1.25	0.13
Class L	December 31, 2023	1.75	(0.37)
Class C	December 31, 2023	1.99	(0.63)
Class R6	December 31, 2023	0.85	0.52

(8)  Amount is less than 0.005%.

(9)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(10)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights

Growth Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$56.05		$38.42		$25.58		$74.29		$91.47
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.26)		(0.13)		(0.09)		(0.20)		(0.50)
Net Realized and Unrealized Gain (Loss)	14.14		18.07		12.93		(44.22)		1.32
Total from Investment Operations	13.88		17.94		12.84		(44.42)		0.82
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)		—		—		—
Net Realized Gain	—		—		—		(4.29)		(18.00)
Total Distributions	—		(0.31)		—		(4.29)		(18.00)
Net Asset Value, End of Period	$69.93		$56.05		$38.42		$25.58		$74.29
Total Return(2)	24.78%		46.63%		50.25	%(3)	(60.34)%		0.43%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,378,893		$1,558,991		$1,587,293		$1,469,843		$6,234,787
Ratio of Expenses Before Expense Limitation	0.63%		0.62%		0.56%		0.64%		0.56%
Ratio of Expenses After Expense Limitation	0.62	%(4)	0.61	%(4)	0.53	%(4)(5)	0.64	%(4)	0.56	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.62	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.41	)%(4)	(0.32	)%(4)	(0.29	)%(4)(5)	(0.46	)%(4)	(0.51	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.01	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	53%		39%		29%		40%		59%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$50.14		$34.41		$22.97		$67.88		$85.31
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.39)		(0.21)		(0.15)		(0.27)		(0.70)
Net Realized and Unrealized Gain (Loss)	12.64		16.15		11.59		(40.35)		1.27
Total from Investment Operations	12.25		15.94		11.44		(40.62)		0.57
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		—		—		—
Net Realized Gain	—		—		—		(4.29)		(18.00)
Total Distributions	—		(0.21)		—		(4.29)		(18.00)
Net Asset Value, End of Period	$62.39		$50.14		$34.41		$22.97		$67.88
Total Return(7)	24.43%		46.28%		49.87	%(3)	(60.44)%		0.16%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,348,190		$2,146,997		$1,896,005		$1,577,172		$5,307,929
Ratio of Expenses Before Expense Limitation	0.89%		0.87%		0.82%		0.89%		0.82%
Ratio of Expenses After Expense Limitation	0.89	%(4)	0.86	%(4)	0.79	%(4)(5)	0.89	%(4)	0.82	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.89	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.68	)%(4)	(0.57	)%(4)	(0.55	)%(4)(5)	(0.71	)%(4)	(0.77	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.01	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	53%		39%		29%		40%		59%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Growth Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$43.65		$30.03		$20.14		$61.05		$78.85
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.59)		(0.35)		(0.26)		(0.40)		(1.03)
Net Realized and Unrealized Gain (Loss)	10.99		14.02		10.15		(36.22)		1.23
Total from Investment Operations	10.40		13.67		9.89		(36.62)		0.20
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		—		—		—
Net Realized Gain	—		—		—		(4.29)		(18.00)
Total Distributions	—		(0.05)		—		(4.29)		(18.00)
Net Asset Value, End of Period	$54.05		$43.65		$30.03		$20.14		$61.05
Total Return(2)	23.83%		45.52%		49.11	%(3)	(60.63)%		(0.30)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$80,930		$73,277		$60,812		$46,313		$151,668
Ratio of Expenses Before Expense Limitation	1.40%		1.37%		1.31%		1.36%		1.28%
Ratio of Expenses After Expense Limitation	1.39	%(4)	1.36	%(4)	1.28	%(4)(5)	1.36	%(4)	1.28	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.39	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.18	)%(4)	(1.06	)%(4)	(1.04	)%(4)(5)	(1.18	)%(4)	(1.24	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.01	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	53%		39%		29%		40%		59%
	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$42.05		$28.96		$19.48		$59.49		$77.49
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.68)		(0.41)		(0.31)		(0.48)		(1.23)
Net Realized and Unrealized Gain (Loss)	10.56		13.50		9.79		(35.24)		1.23
Total from Investment Operations	9.88		13.09		9.48		(35.72)		0.00	(8)
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(4.29)		(18.00)
Net Asset Value, End of Period	$51.93		$42.05		$28.96		$19.48		$59.49
Total Return(7)	23.50%		45.20%		48.74	%(3)	(60.73)%		(0.55)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$146,406		$169,191		$174,107		$147,014		$524,748
Ratio of Expenses Before Expense Limitation	1.64%		1.62%		1.57%		1.61%		1.55%
Ratio of Expenses After Expense Limitation	1.64	%(4)	1.61	%(4)	1.54	%(4)(5)	1.61	%(4)	1.55	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.63	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.42	)%(4)	(1.31	)%(4)	(1.30	)%(4)(5)	(1.43	)%(4)	(1.50	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.01	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	53%		39%		29%		40%		59%
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Growth Portfolio

	Class R6(9)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$57.07		$39.11		$26.03		$75.32		$92.42
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.20)		(0.09)		(0.08)		(0.13)		(0.41)
Net Realized and Unrealized Gain (Loss)	14.41		18.40		13.16		(44.87)		1.31
Total from Investment Operations	14.21		18.31		13.08		(45.00)		0.90
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		—		—		—
Net Realized Gain	—		—		—		(4.29)		(18.00)
Total Distributions	—		(0.35)		—		(4.29)		(18.00)
Net Asset Value, End of Period	$71.28		$57.07		$39.11		$26.03		$75.32
Total Return(2)	24.90%		46.76%		50.31	%(3)	(60.28)%		0.51%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$123,239		$242,472		$1,823,436		$1,413,983		$3,585,865
Ratio of Expenses Before Expense Limitation	0.53%		0.52%		0.51%		0.50%		0.46%
Ratio of Expenses After Expense Limitation	0.52	%(4)	0.52	%(4)	0.48	%(4)(5)	0.50	%(4)	0.46	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.52	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.31	)%(4)	(0.22	)%(4)	(0.24	)%(4)(5)	(0.32	)%(4)	(0.41	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	53%		39%		29%		40%		59%
	Class IR
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$56.90		$38.98		$25.94		$75.32		$92.41
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.20)		(0.09)		(0.08)		(0.16)		(0.41)
Net Realized and Unrealized Gain (Loss)	14.37		18.36		13.12		(44.93)		1.32
Total from Investment Operations	14.17		18.27		13.04		(45.09)		0.91
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		—		—		—
Net Realized Gain	—		—		—		(4.29)		(18.00)
Total Distributions	—		(0.35)		—		(4.29)		(18.00)
Net Asset Value, End of Period	$71.07		$56.90		$38.98		$25.94		$75.32
Total Return(2)	24.90%		46.81%		50.33	%(3)	(60.41)%		0.52%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$24		$19		$39		$33		$319,566
Ratio of Expenses Before Expense Limitation	10.18%		6.79%		7.94%		0.49%		0.46%
Ratio of Expenses After Expense Limitation	0.52	%(4)	0.52	%(4)	0.48	%(4)(5)	0.49	%(4)	0.46	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.52	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.31	)%(4)	(0.21	)%(4)	(0.23	)%(4)(5)	(0.33	)%(4)	(0.41	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	53%		39%		29%		40%		59%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Growth Portfolio

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	0.56%	(0.32)%
Class A	December 31, 2023	0.82	(0.58)
Class L	December 31, 2023	1.31	(1.07)
Class C	December 31, 2023	1.57	(1.33)
Class R6	December 31, 2023	0.51	(0.27)
Class IR	December 31, 2023	0.51	(0.26)

(6)  Amount is less than 0.005%.

(7)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(8)  Amount is less than $0.005 per share.

(9)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights

Inception Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.85		$12.34		$7.99		$19.75		$25.48
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.10)		(0.07)		(0.02)		(0.05)		(0.15)
Net Realized and Unrealized Gain (Loss)	0.27		3.74		4.37		(11.68)		(0.74)
Total from Investment Operations	0.17		3.67		4.35		(11.73)		(0.89)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		—		(0.02)		(0.11)
Net Realized Gain	—		—		—		(0.01)		(4.76)
Paid-in-Capital	—		(0.01)		—		—		—
Total Distributions	—		(0.16)		—		(0.03)		(4.87)
Redemption Fees	(0.00	)(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.03
Net Asset Value, End of Period	$16.02		$15.85		$12.34		$7.99		$19.75
Total Return(3)	1.07%		29.64%		54.44	%(4)	(59.42)%		(3.33)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$144,917		$183,204		$201,414		$157,990		$743,854
Ratio of Expenses Before Expense Limitation	1.19%		1.13%		1.11%		1.41%		1.12%
Ratio of Expenses After Expense Limitation	1.00	%(5)	0.94	%(5)	0.91	%(5)(6)	1.00	%(5)	1.00	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.00	%(5)	N/A		N/A		1.00	%(5)	N/A
Ratio of Net Investment Loss	(0.63	)%(5)	(0.59	)%(5)	(0.21	)%(5)(6)	(0.43	)%(5)	(0.49	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	97%		100%		72%		100%		111%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.50		$8.22		$5.33		$13.20		$18.68
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.10)		(0.07)		(0.03)		(0.06)		(0.19)
Net Realized and Unrealized Gain (Loss)	0.18		2.47		2.92		(7.80)		(0.53)
Total from Investment Operations	0.08		2.40		2.89		(7.86)		(0.72)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		—		—		(0.03)
Net Realized Gain	—		—		—		(0.01)		(4.76)
Paid-in-Capital	—		(0.00	)(2)	—		—		—
Total Distributions	—		(0.12)		—		(0.01)		(4.79)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.03
Net Asset Value, End of Period	$10.58		$10.50		$8.22		$5.33		$13.20
Total Return(8)	0.76%		29.14%		54.22	%(4)	(59.57)%		(3.70)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$104,627		$130,950		$181,264		$132,493		$450,058
Ratio of Expenses Before Expense Limitation	1.50%		1.46%		1.36%		1.62%		1.40%
Ratio of Expenses After Expense Limitation	1.32	%(5)	1.28	%(5)	1.16	%(5)(6)	1.35	%(5)	1.33	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.31	%(5)	N/A		N/A		1.35	%(5)	N/A
Ratio of Net Investment Loss	(0.95	)%(5)	(0.94	)%(5)	(0.46	)%(5)(6)	(0.77	)%(5)	(0.85	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	97%		100%		72%		100%		111%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Inception Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$8.59		$6.76		$4.42		$10.99		$16.45
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.13)		(0.10)		(0.06)		(0.08)		(0.27)
Net Realized and Unrealized Gain (Loss)	0.15		2.02		2.40		(6.48)		(0.45)
Total from Investment Operations	0.02		1.92		2.34		(6.56)		(0.72)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		—		—		—
Net Realized Gain	—		—		—		(0.01)		(4.76)
Paid-in-Capital	—		(0.00	)(2)	—		—		—
Total Distributions	—		(0.09)		—		(0.01)		(4.76)
Redemption Fees	(0.00	)(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.02
Net Asset Value, End of Period	$8.61		$8.59		$6.76		$4.42		$10.99
Total Return(3)	0.23%		28.33%		52.94	%(4)	(59.76)%		(4.17)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$651		$673		$656		$623		$1,874
Ratio of Expenses Before Expense Limitation	2.47%		2.51%		2.55%		2.32%		1.95%
Ratio of Expenses After Expense Limitation	1.85	%(5)	1.85	%(5)	1.82	%(5)(6)	1.85	%(5)	1.85	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.84	%(5)	N/A		N/A		1.85	%(5)	N/A
Ratio of Net Investment Loss	(1.48	)%(5)	(1.50	)%(5)	(1.12	)%(5)(6)	(1.28	)%(5)	(1.36	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	97%		100%		72%		100%		111%
	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$9.60		$7.54		$4.93		$12.31		$17.85
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.17)		(0.13)		(0.08)		(0.11)		(0.33)
Net Realized and Unrealized Gain (Loss)	0.17		2.25		2.69		(7.26)		(0.47)
Total from Investment Operations	—		2.12		2.61		(7.37)		(0.80)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		—		—		—
Net Realized Gain	—		—		—		(0.01)		(4.76)
Paid-in-Capital	—		(0.00	)(2)	—		—		—
Total Distributions	—		(0.06)		—		(0.01)		(4.76)
Redemption Fees	(0.00	)(2)	0.00	(2)	0.00	(2)	(0.00)		0.02
Net Asset Value, End of Period	$9.60		$9.60		$7.54		$4.93		$12.31
Total Return(8)	0.00	%(7)	28.06%		52.94	%(4)	(59.90)%		(4.37)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,484		$10,557		$11,076		$8,490		$31,148
Ratio of Expenses Before Expense Limitation	2.29%		2.28%		2.22%		2.33%		2.12%
Ratio of Expenses After Expense Limitation	2.10	%(5)	2.09	%(5)	2.02	%(5)(6)	2.10	%(5)	2.05	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	2.09	%(5)	N/A		N/A		2.10	%(5)	N/A
Ratio of Net Investment Loss	(1.73	)%(5)	(1.75	)%(5)	(1.31	)%(5)(6)	(1.53	)%(5)	(1.55	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	97%		100%		72%		100%		111%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Inception Portfolio

	Class R6(9)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$16.03		$12.49		$8.08		$19.99		$25.73
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.09)		(0.07)		(0.02)		(0.04)		(0.14)
Net Realized and Unrealized Gain (Loss)	0.27		3.77		4.43		(11.83)		(0.74)
Total from Investment Operations	0.18		3.70		4.41		(11.87)		(0.88)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		—		(0.03)		(0.13)
Net Realized Gain	—		—		—		(0.01)		(4.76)
Paid-in-Capital	—		(0.01)		—		—		—
Total Distributions	—		(0.16)		—		(0.04)		(4.89)
Redemption Fees	(0.00	)(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.03
Net Asset Value, End of Period	$16.21		$16.03		$12.49		$8.08		$19.99
Total Return(3)	1.12%		29.54%		54.58	%(4)	(59.39)%		(3.29)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$53,194		$57,729		$60,470		$39,302		$141,933
Ratio of Expenses Before Expense Limitation	1.12%		1.13%		1.11%		1.15%		1.00%
Ratio of Expenses After Expense Limitation	0.93	%(5)	0.93	%(5)	0.90	%(5)(6)	0.93	%(5)	0.93	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.92	%(5)	N/A		N/A		0.93	%(5)	N/A
Ratio of Net Investment Loss	(0.56	)%(5)	(0.58	)%(5)	(0.20	)%(5)(6)	(0.37	)%(5)	(0.44	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	97%		100%		72%		100%		111%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	0.94%	(0.24)%
Class A	December 31, 2023	1.19	(0.49)
Class L	December 31, 2023	1.85	(1.15)
Class C	December 31, 2023	2.05	(1.34)
Class R6	December 31, 2023	0.93	(0.23)

(7)  Amount is less than 0.005%.

(8)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(9)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights

International Advantage Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$24.01		$22.48		$19.00		$30.30		$27.05
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)		0.01		0.05		0.00	(2)	(0.08)
Net Realized and Unrealized Gain (Loss)	3.73		1.55		3.44		(10.43)		3.63
Total from Investment Operations	3.72		1.56		3.49		(10.43)		3.55
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.01)		—		—
Net Realized Gain	—		—		—		(0.87)		(0.30)
Total Distributions	—		(0.03)		(0.01)		(0.87)		(0.30)
Redemption Fees	—		—		—		0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$27.73		$24.01		$22.48		$19.00		$30.30
Total Return(3)	15.74%		6.95%		18.38	%(4)	(34.46)%		13.16%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,269,189		$2,241,808		$2,625,192		$2,390,415		$5,419,831
Ratio of Expenses Before Expense Limitation	1.01%		1.00%		1.00%		1.01%		0.97%
Ratio of Expenses After Expense Limitation	1.00	%(5)	1.00	%(5)	0.97	%(5)(6)	1.01	%(5)	0.97	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.00	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.02	)%(5)	0.04	%(5)	0.24	%(5)(6)	0.00	%(5)	(0.28	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	13%		26%		32%		19%		22%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$23.34		$21.89		$18.54		$29.69		$26.58
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.08)		(0.05)		(0.01)		(0.06)		(0.17)
Net Realized and Unrealized Gain (Loss)	3.61		1.50		3.36		(10.22)		3.58
Total from Investment Operations	3.53		1.45		3.35		(10.28)		3.41
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.87)		(0.30)
Redemption Fees	—		—		—		0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$26.87		$23.34		$21.89		$18.54		$29.69
Total Return(8)	15.38%		6.62%		18.07	%(4)	(34.66)%		12.87%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$289,146		$310,723		$375,712		$388,125		$776,662
Ratio of Expenses Before Expense Limitation	1.30%		1.28%		1.27%		1.30%		1.26%
Ratio of Expenses After Expense Limitation	1.30	%(5)	1.28	%(5)	1.25	%(5)(6)	1.30	%(5)	1.26	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.30	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.32	)%(5)	(0.24	)%(5)	(0.03	)%(5)(6)	(0.27	)%(5)	(0.57	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	13%		26%		32%		19%		22%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

International Advantage Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$21.94		$20.70		$17.64		$28.46		$25.64
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.21)		(0.17)		(0.12)		(0.18)		(0.32)
Net Realized and Unrealized Gain (Loss)	3.40		1.41		3.18		(9.77)		3.44
Total from Investment Operations	3.19		1.24		3.06		(9.95)		3.12
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.87)		(0.30)
Redemption Fees	—		—		—		0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$25.13		$21.94		$20.70		$17.64		$28.46
Total Return(3)	14.77%		5.99%		17.35	%(4)	(35.00)%		12.21%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$500		$443		$421		$403		$279
Ratio of Expenses Before Expense Limitation	2.21%		2.19%		2.26%		2.55%		2.29%
Ratio of Expenses After Expense Limitation	1.85	%(5)	1.85	%(5)	1.82	%(5)(6)	1.85	%(5)	1.85	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.85	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.87	)%(5)	(0.80	)%(5)	(0.61	)%(5)(6)	(0.93	)%(5)	(1.16	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	13%		26%		32%		19%		22%
	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$21.50		$20.31		$17.33		$28.03		$25.29
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.25)		(0.20)		(0.14)		(0.20)		(0.35)
Net Realized and Unrealized Gain (Loss)	3.32		1.39		3.12		(9.63)		3.39
Total from Investment Operations	3.07		1.19		2.98		(9.83)		3.04
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.87)		(0.30)
Redemption Fees	—		—		—		0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$24.57		$21.50		$20.31		$17.33		$28.03
Total Return(8)	14.56%		5.86%		17.20	%(4)	(35.11)%		12.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,961		$12,327		$19,092		$21,455		$42,922
Ratio of Expenses Before Expense Limitation	2.05%		2.00%		1.97%		2.01%		1.96%
Ratio of Expenses After Expense Limitation	2.05	%(5)	2.00	%(5)	1.94	%(5)(6)	2.01	%(5)	1.96	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	2.05	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.07	)%(5)	(0.95	)%(5)	(0.73	)%(5)(6)	(1.02	)%(5)	(1.27	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	13%		26%		32%		19%		22%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

International Advantage Portfolio

	Class R6(9)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$24.10		$22.57		$19.08		$30.38		$27.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.02		0.04		0.07		—		(0.06)
Net Realized and Unrealized Gain (Loss)	3.74		1.55		3.46		(10.43)		3.65
Total from Investment Operations	3.76		1.59		3.53		(10.43)		3.59
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.04)		—		—
Net Realized Gain	—		—		—		(0.87)		(0.30)
Total Distributions	—		(0.06)		(0.04)		(0.87)		(0.30)
Redemption Fees	—		—		—		0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$27.86		$24.10		$22.57		$19.08		$30.38
Total Return(3)	15.85%		7.04%		18.54	%(4)	(34.40)%		13.29%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$113,038		$179,397		$194,879		$120,364		$273,564
Ratio of Expenses Before Expense Limitation	0.90%		0.89%		0.89%		0.89%		0.87%
Ratio of Expenses After Expense Limitation	0.90	%(5)	0.89	%(5)	0.86	%(5)(6)	0.89	%(5)	0.87	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.90	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.08	%(5)	0.15	%(5)	0.35	%(5)(6)	0.01	%(5)	(0.19	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	13%		26%		32%		19%		22%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	0.99%	0.22%
Class A	December 31, 2023	1.26	(0.04)
Class L	December 31, 2023	1.84	(0.63)
Class C	December 31, 2023	1.96	(0.75)
Class R6	December 31, 2023	0.88	0.33

(7)  Amount is less than 0.005%.

(8)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(9)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights

International Equity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.03		$13.58		$12.14		$15.22		$16.20
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16		0.24		0.22		0.23		0.29
Net Realized and Unrealized Gain (Loss)	1.96		0.24		1.82		(2.40)		0.34
Total from Investment Operations	2.12		0.48		2.04		(2.17)		0.63
Distributions from and/or in Excess of:
Net Investment Income	(0.71)		(0.47)		(0.31)		(0.13)		(0.33)
Net Realized Gain	(4.76)		(3.56)		(0.29)		(0.78)		(1.28)
Total Distributions	(5.47)		(4.03)		(0.60)		(0.91)		(1.61)
Net Asset Value, End of Period	$6.68		$10.03		$13.58		$12.14		$15.22
Total Return(2)	21.78%		2.81%		16.91	%(3)	(14.18)%		4.19%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$156,044		$466,727		$1,078,331		$741,596		$1,531,709
Ratio of Expenses Before Expense Limitation	1.08%		1.05%		1.02%		1.03%		1.01%
Ratio of Expenses After Expense Limitation	0.95	%(4)	0.95	%(4)	0.94	%(4)(5)	0.95	%(4)	0.95	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.95	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.43	%(4)	1.73	%(4)	1.63	%(4)(5)	1.76	%(4)	1.70	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	46%		49%		28%		36%		20%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.18		$13.72		$12.08		$15.17		$16.15
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.19		0.17		0.06		0.25
Net Realized and Unrealized Gain (Loss)	1.99		0.25		1.80		(2.25)		0.36
Total from Investment Operations	2.12		0.44		1.97		(2.19)		0.61
Distributions from and/or in Excess of:
Net Investment Income	(0.69)		(0.42)		(0.04)		(0.12)		(0.31)
Net Realized Gain	(4.76)		(3.56)		(0.29)		(0.78)		(1.28)
Total Distributions	(5.45)		(3.98)		(0.33)		(0.90)		(1.59)
Net Asset Value, End of Period	$6.85		$10.18		$13.72		$12.08		$15.17
Total Return(7)	21.50%		2.50%		16.38	%(3)	(14.37)%		4.07%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$33,029		$34,343		$43,492		$330,721		$58,739
Ratio of Expenses Before Expense Limitation	1.24%		1.42%		1.38%		1.26%		1.07%
Ratio of Expenses After Expense Limitation	1.17	%(4)	1.30	%(4)	1.30	%(4)	1.23	%(4)	1.07	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.17	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.19	%(4)	1.37	%(4)	1.28	%(4)	0.50	%(4)	1.57	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	46%		49%		28%		36%		20%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

International Equity Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$9.74		$13.30		$11.91		$14.93		$15.91
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06		0.12		0.10		0.10		0.14
Net Realized and Unrealized Gain (Loss)	1.91		0.24		1.77		(2.33)		0.35
Total from Investment Operations	1.97		0.36		1.87		(2.23)		0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.62)		(0.36)		(0.19)		(0.01)		(0.19)
Net Realized Gain	(4.76)		(3.56)		(0.29)		(0.78)		(1.28)
Total Distributions	(5.38)		(3.92)		(0.48)		(0.79)		(1.47)
Net Asset Value, End of Period	$6.33		$9.74		$13.30		$11.91		$14.93
Total Return(2)	20.87%		1.92%		15.80	%(3)	(14.86)%		3.34%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,732		$2,961		$3,843		$3,579		$5,394
Ratio of Expenses Before Expense Limitation	1.94%		1.88%		1.84%		1.85%		1.79%
Ratio of Expenses After Expense Limitation	1.80	%(4)	1.80	%(4)	1.79	%(4)(5)	1.80	%(4)	1.79	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.80	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.58	%(4)	0.87	%(4)	0.78	%(4)(5)	0.77	%(4)	0.88	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	46%		49%		28%		36%		20%
	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$9.42		$12.98		$11.63		$14.63		$15.64
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.03		0.08		0.07		0.06		0.09
Net Realized and Unrealized Gain (Loss)	1.85		0.24		1.73		(2.28)		0.34
Total from Investment Operations	1.88		0.32		1.80		(2.22)		0.43
Distributions from and/or in Excess of:
Net Investment Income	(0.60)		(0.32)		(0.16)		—		(0.16)
Net Realized Gain	(4.76)		(3.56)		(0.29)		(0.78)		(1.28)
Total Distributions	(5.36)		(3.88)		(0.45)		(0.78)		(1.44)
Net Asset Value, End of Period	$5.94		$9.42		$12.98		$11.63		$14.63
Total Return(7)	20.50%		1.69%		15.56	%(3)	(15.12)%		3.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$390		$381		$1,109		$1,098		$929
Ratio of Expenses Before Expense Limitation	2.72%		2.30%		2.32%		2.28%		2.33%
Ratio of Expenses After Expense Limitation	2.05	%(4)	2.05	%(4)	2.04	%(4)(5)	2.05	%(4)	2.05	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	2.05	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.33	%(4)	0.62	%(4)	0.53	%(4)(5)	0.48	%(4)	0.58	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	46%		49%		28%		36%		20%
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

International Equity Portfolio

	Class R6(8)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.01		$13.57		$12.13		$15.21		$16.19
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16		0.25		0.22		0.22		0.30
Net Realized and Unrealized Gain (Loss)	1.96		0.23		1.82		(2.38)		0.33
Total from Investment Operations	2.12		0.48		2.04		(2.16)		0.63
Distributions from and/or in Excess of:
Net Investment Income	(0.72)		(0.48)		(0.31)		(0.14)		(0.33)
Net Realized Gain	(4.76)		(3.56)		(0.29)		(0.78)		(1.28)
Total Distributions	(5.48)		(4.04)		(0.60)		(0.92)		(1.61)
Net Asset Value, End of Period	$6.65		$10.01		$13.57		$12.13		$15.21
Total Return(2)	21.82%		2.81%		16.96	%(3)	(14.14)%		4.24%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$102,134		$137,160		$240,372		$245,372		$453,413
Ratio of Expenses Before Expense Limitation	0.99%		0.94%		0.93%		0.92%		0.91%
Ratio of Expenses After Expense Limitation	0.91	%(4)	0.91	%(4)	0.90	%(4)(5)	0.92	%(4)	0.91	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.91	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.47	%(4)	1.76	%(4)	1.67	%(4)(5)	1.67	%(4)	1.76	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	46%		49%		28%		36%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	December 31, 2023	0.95%	1.62%
Class L	December 31, 2023	1.80	0.77
Class C	December 31, 2023	2.05	0.52
Class R6	December 31, 2023	0.91	1.66

(6)  Amount is less than 0.005%.

(7)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(8)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights

International Opportunity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$28.57		$23.98		$19.80		$38.44		$41.46
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.07)		(0.10)		(0.05)		(0.10)		(0.30)
Net Realized and Unrealized Gain (Loss)	3.57		4.73		4.23		(16.71)		(1.90)
Total from Investment Operations	3.50		4.63		4.18		(16.81)		(2.20)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		—		—		—
Net Realized Gain	—		—		—		(1.83)		(0.82)
Total Distributions	—		(0.04)		—		(1.83)		(0.82)
Redemption Fees	(0.00	)(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$32.07	(10)	$28.57		$23.98		$19.80		$38.44
Total Return(3)	12.25	%(10)	19.32%		21.11	%(4)	(43.76)%		(5.24)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$555,727		$534,510		$682,842		$668,597		$3,229,961
Ratio of Expenses Before Expense Limitation	1.08%		1.06%		0.94%		1.11%		0.99%
Ratio of Expenses After Expense Limitation	1.00	%(5)	1.00	%(5)	0.91	%(5)(6)	1.00	%(5)	0.99	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.00	%(5)	1.00	%(5)	N/A		1.00	%(5)	0.99	%(5)
Ratio of Net Investment Loss	(0.23	)%(5)	(0.37	)%(5)	(0.21	)%(5)(6)	(0.39	)%(5)	(0.70	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	25%		28%		20%		18%		36%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$27.55		$23.17		$19.19		$37.49		$40.57
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.17)		(0.18)		(0.12)		(0.19)		(0.41)
Net Realized and Unrealized Gain (Loss)	3.46		4.56		4.10		(16.28)		(1.85)
Total from Investment Operations	3.29		4.38		3.98		(16.47)		(2.26)
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(1.83)		(0.82)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$30.84	(10)	$27.55		$23.17		$19.19		$37.49
Total Return(8)	11.94	%(10)	18.90%		20.74	%(4)	(43.96)%		(5.50)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$166,630		$167,662		$204,639		$220,442		$638,203
Ratio of Expenses Before Expense Limitation	1.35%		1.34%		1.26%		1.35%		1.28%
Ratio of Expenses After Expense Limitation	1.32	%(5)	1.32	%(5)	1.23	%(5)(6)	1.35	%(5)	1.28	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.32	%(5)	1.32	%(5)	N/A		1.35	%(5)	1.28	%(5)
Ratio of Net Investment Loss	(0.55	)%(5)	(0.69	)%(5)	(0.53	)%(5)(6)	(0.78	)%(5)	(0.99	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	25%		28%		20%		18%		36%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

International Opportunity Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$25.60		$21.64		$18.04		$35.60		$38.79
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.30)		(0.29)		(0.23)		(0.29)		(0.62)
Net Realized and Unrealized Gain (Loss)	3.20		4.25		3.83		(15.44)		(1.75)
Total from Investment Operations	2.90		3.96		3.60		(15.73)		(2.37)
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(1.83)		(0.82)
Redemption Fees	(0.00	)(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$28.50	(10)	$25.60		$21.64		$18.04		$35.60
Total Return(3)	11.33	%(10)	18.30%		20.02	%(4)	(44.24)%		(6.04)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$160		$203		$205		$171		$448
Ratio of Expenses Before Expense Limitation	3.15%		3.02%		3.03%		2.62%		2.15%
Ratio of Expenses After Expense Limitation	1.85	%(5)	1.85	%(5)	1.82	%(5)(6)	1.85	%(5)	1.85	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.85	%(5)	1.85	%(5)	N/A		1.85	%(5)	1.85	%(5)
Ratio of Net Investment Loss	(1.08	)%(5)	(1.22	)%(5)	(1.10	)%(5)(6)	(1.25	)%(5)	(1.56	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	25%		28%		20%		18%		36%
	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$25.05		$21.21		$17.71		$35.08		$38.29
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.36)		(0.33)		(0.25)		(0.34)		(0.66)
Net Realized and Unrealized Gain (Loss)	3.13		4.17		3.75		(15.20)		(1.73)
Total from Investment Operations	2.77		3.84		3.50		(15.54)		(2.39)
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(1.83)		(0.82)
Redemption Fees	(0.00	)(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$27.82	(10)	$25.05		$21.21		$17.71		$35.08
Total Return(8)	11.06	%(10)	18.06%		19.83	%(4)	(44.36)%		(6.17)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,928		$17,885		$24,887		$28,775		$91,503
Ratio of Expenses Before Expense Limitation	2.11%		2.07%		1.99%		2.07%		1.98%
Ratio of Expenses After Expense Limitation	2.08	%(5)	2.06	%(5)	1.97	%(5)(6)	2.06	%(5)	1.98	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	2.08	%(5)	2.06	%(5)	N/A		2.06	%(5)	1.98	%(5)
Ratio of Net Investment Loss	(1.31	)%(5)	(1.43	)%(5)	(1.26	)%(5)(6)	(1.47	)%(5)	(1.69	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	25%		28%		20%		18%		36%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

International Opportunity Portfolio

	Class R6(9)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$28.72		$24.10		$19.90		$38.58		$41.56
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)		(0.08)		(0.05)		(0.09)		(0.25)
Net Realized and Unrealized Gain (Loss)	3.57		4.75		4.25		(16.76)		(1.91)
Total from Investment Operations	3.52		4.67		4.20		(16.85)		(2.16)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		—		—		—
Net Realized Gain	—		—		—		(1.83)		(0.82)
Total Distributions	—		(0.06)		—		(1.83)		(0.82)
Redemption Fees	0.02		0.01		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$32.26	(10)	$28.72		$24.10		$19.90		$38.58
Total Return(3)	12.33	%(10)	19.42%		21.11	%(4)	(43.70)%		(5.13)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,614		$3,180		$34,160		$133,702		$131,721
Ratio of Expenses Before Expense Limitation	1.23%		1.11%		0.96%		0.94%		0.90%
Ratio of Expenses After Expense Limitation	0.94	%(5)	0.94	%(5)	0.92	%(5)(6)	0.92	%(5)	0.88	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.94	%(5)	0.94	%(5)	N/A		0.92	%(5)	0.88	%(5)
Ratio of Net Investment Loss	(0.17	)%(5)	(0.30	)%(5)	(0.22	)%(5)(6)	(0.35	)%(5)	(0.59	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	25%		28%		20%		18%		36%
	Class IR
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$28.72		$24.11		$19.91		$38.60		$41.58
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)		(0.08)		(0.05)		(0.09)		(0.25)
Net Realized and Unrealized Gain (Loss)	6.51		4.75		4.25		(16.77)		(1.91)
Total from Investment Operations	6.46		4.67		4.20		(16.86)		(2.16)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		—		—		—
Net Realized Gain	—		—		—		(1.83)		(0.82)
Total Distributions	—		(0.06)		—		(1.83)		(0.82)
Redemption Fees	(2.91)		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$32.27	(10)	$28.72		$24.11		$19.91		$38.60
Total Return(3)	12.36	%(10)	19.37%		21.09	%(4)	(43.70)%		(5.13)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14		$13		$130,175		$119,937		$141,615
Ratio of Expenses Before Expense Limitation	15.90%		0.95%		0.94%		0.92%		0.88%
Ratio of Expenses After Expense Limitation	0.94	%(5)	0.94	%(5)	0.91	%(5)(6)	0.92	%(5)	0.88	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.93	%(5)	0.94	%(5)	N/A		0.92	%(5)	0.88	%(5)
Ratio of Net Investment Loss	(0.17	)%(5)	(0.30	)%(5)	(0.21	)%(5)(6)	(0.36	)%(5)	(0.59	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	25%		28%		20%		18%		36%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

International Opportunity Portfolio

(6)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	0.94%	(0.24)%
Class A	December 31, 2023	1.26	(0.56)
Class L	December 31, 2023	1.85	(1.13)
Class C	December 31, 2023	1.99	(1.28)
Class R6	December 31, 2023	0.94	(0.24)
Class IR	December 31, 2023	0.94	(0.24)

(7)  Amount is less than 0.005%.

(8)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(9)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(10)  The net asset value and total return have been calculated on net assets which includes an adjustment made in accordance with GAAP required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights

International Resilience Portfolio

	Class I
	Year Ended December 31,						Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2025		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.14		$11.14		$9.76		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.07		0.10		0.00	(3)
Net Realized and Unrealized Gain (Loss)	1.36		0.35		1.51		(0.24)
Total from Investment Operations	1.42		0.42		1.61		(0.24)
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.07)		(0.08)		—
Net Realized Gain	(0.39)		(0.35)		(0.15)		—
Paid-in-Capital	(0.00	)(3)	—		—		—
Total Distributions	(0.45)		(0.42)		(0.23)		—
Net Asset Value, End of Period	$12.11		$11.14		$11.14		$9.76
Total Return(4)	12.79%		3.65%		16.54	%(5)	(2.40	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,917		$1,699		$1,536		$1,317
Ratio of Expenses Before Expense Limitation	15.91%		15.98%		19.42%		25.45	%(7)
Ratio of Expenses After Expense Limitation	0.85	%(8)	0.85	%(8)	0.73	%(8)(9)	0.84	%(7)(8)
Ratio of Net Investment Income	0.47	%(8)	0.64	%(8)	0.91	%(8)(9)	0.01	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01	%(7)
Portfolio Turnover Rate	57%		48%		25%		7	%(6)
	Class A
	Year Ended December 31,						Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2025		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.11		$11.12		$9.75		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.02		0.03		0.06		(0.01)
Net Realized and Unrealized Gain (Loss)	1.35		0.35		1.51		(0.24)
Total from Investment Operations	1.37		0.38		1.57		(0.25)
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.04)		(0.05)		—
Net Realized Gain	(0.39)		(0.35)		(0.15)		—
Total Distributions	(0.40)		(0.39)		(0.20)		—
Net Asset Value, End of Period	$12.08		$11.11		$11.12		$9.75
Total Return(11)	12.43%		3.30%		16.06	%(5)	(2.50	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$86		$77		$57		$49
Ratio of Expenses Before Expense Limitation	18.65%		19.68%		23.60%		30.17	%(7)
Ratio of Expenses After Expense Limitation	1.20	%(8)	1.20	%(8)	1.08	%(8)(9)	1.20	%(7)(8)
Ratio of Net Investment Income (Loss)	0.13	%(8)	0.28	%(8)	0.55	%(8)(9)	(0.35	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(7)(10)
Portfolio Turnover Rate	57%		48%		25%		7	%(6)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

International Resilience Portfolio

	Class C
	Year Ended December 31,						Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2025		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$10.99		$11.05		$9.71		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.05)		(0.02)		(0.04)
Net Realized and Unrealized Gain (Loss)	1.35		0.34		1.51		(0.25)
Total from Investment Operations	1.27		0.29		1.49		(0.29)
Distributions from and/or in Excess of:
Net Realized Gain	(0.39)		(0.35)		(0.15)		—
Net Asset Value, End of Period	$11.87		$10.99		$11.05		$9.71
Total Return(11)	11.61%		2.52%		15.33	%(5)	(2.90	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$64		$57		$56		$49
Ratio of Expenses Before Expense Limitation	20.10%		20.59%		24.37%		30.92	%(7)
Ratio of Expenses After Expense Limitation	1.95	%(8)	1.95	%(8)	1.83	%(8)(9)	1.95	%(7)(8)
Ratio of Net Investment Loss	(0.63	)%(8)	(0.46	)%(8)	(0.19	)%(8)(9)	(1.10	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(7)(10)
Portfolio Turnover Rate	57%		48%		25%		7	%(6)
	Class R6
	Year Ended December 31,						Period from July 29, 2022(1) to
Selected Per Share Data and Ratios	2025		2024		2023		December 31, 2022
Net Asset Value, Beginning of Period	$11.15		$11.14		$9.76		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.08		0.10		0.00	(3)
Net Realized and Unrealized Gain (Loss)	1.36		0.36		1.52		(0.24)
Total from Investment Operations	1.42		0.44		1.62		(0.24)
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.08)		(0.09)		—
Net Realized Gain	(0.39)		(0.35)		(0.15)		—
Total Distributions	(0.45)		(0.43)		(0.24)		—
Net Asset Value, End of Period	$12.12		$11.15		$11.14		$9.76
Total Return(4)	12.83%		3.79%		16.60	%(5)	(2.40	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$67		$59		$57		$49
Ratio of Expenses Before Expense Limitation	18.99%		19.30%		23.18%		29.95	%(7)
Ratio of Expenses After Expense Limitation	0.80	%(8)	0.80	%(8)	0.68	%(8)(9)	0.80	%(7)(8)
Ratio of Net Investment Income	0.52	%(8)	0.69	%(8)	0.96	%(8)(9)	0.05	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(7)(10)
Portfolio Turnover Rate	57%		48%		25%		7	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.10% for Class I shares, Class A shares, Class C shares and 0.11% for Class R6 shares due to the reimbursement of sub transfer agency and/or transfer agency fees from prior years. Had this reimbursement not occurred, the total return would have been 16.44% for Class I shares, 15.96% for Class A shares, 15.23% for Class C shares and 16.49% for Class R6 shares, respectively.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

International Resilience Portfolio

(9)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	0.85%	0.79%
Class A	December 31, 2023	1.20	0.43
Class C	December 31, 2023	1.95	(0.31)
Class R6	December 31, 2023	0.80	0.84

(10)  Amount is less than 0.005%.

(11)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights

Passport Overseas Equity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.55		$15.00		$13.80		$17.91		$19.03
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.29		0.17		0.22		0.18		0.17
Net Realized and Unrealized Gain (Loss)	5.60		0.92		1.50		(4.06)		0.24
Total from Investment Operations	5.89		1.09		1.72		(3.88)		0.41
Distributions from and/or in Excess of:
Net Investment Income	(0.33)		(0.19)		(0.26)		(0.10)		(0.23)
Net Realized Gain	(2.20)		(0.35)		(0.26)		(0.13)		(1.30)
Total Distributions	(2.53)		(0.54)		(0.52)		(0.23)		(1.53)
Net Asset Value, End of Period	$18.91		$15.55		$15.00		$13.80		$17.91
Total Return(2)	38.53%		7.19%		12.52	%(3)	(21.57)%		2.33%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$107,604		$86,227		$119,815		$104,002		$153,810
Ratio of Expenses Before Expense Limitation	1.11%		1.10%		1.02%		1.08%		0.95%
Ratio of Expenses After Expense Limitation	0.89	%(4)	0.90	%(4)	0.86	%(4)(5)	0.89	%(4)	0.89	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	N/A		N/A		N/A		0.89	%(4)	0.89	%(4)
Ratio of Net Investment Income	1.53	%(4)	1.05	%(4)	1.48	%(4)(5)	1.18	%(4)	0.87	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	36%		30%		14%		25%		39%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.95		$15.37		$14.13		$18.32		$19.43
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.23		0.12		0.18		0.13		0.11
Net Realized and Unrealized Gain (Loss)	5.73		0.95		1.53		(4.13)		0.25
Total from Investment Operations	5.96		1.07		1.71		(4.00)		0.36
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.14)		(0.21)		(0.06)		(0.17)
Net Realized Gain	(2.20)		(0.35)		(0.26)		(0.13)		(1.30)
Total Distributions	(2.46)		(0.49)		(0.47)		(0.19)		(1.47)
Net Asset Value, End of Period	$19.45		$15.95		$15.37		$14.13		$18.32
Total Return(7)	38.01%		6.89%		12.15	%(3)	(21.77)%		2.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$57,844		$46,959		$50,552		$51,769		$71,668
Ratio of Expenses Before Expense Limitation	1.39%		1.36%		1.28%		1.34%		1.22%
Ratio of Expenses After Expense Limitation	1.22	%(4)	1.19	%(4)	1.16	%(4)(5)	1.18	%(4)	1.18	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	N/A		N/A		N/A		1.18	%(4)	1.18	%(4)
Ratio of Net Investment Income	1.21	%(4)	0.76	%(4)	1.18	%(4)(5)	0.88	%(4)	0.55	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	36%		30%		14%		25%		39%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Passport Overseas Equity Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.78		$15.21		$13.99		$18.16		$19.27
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.03		0.09		0.05		0.00	(8)
Net Realized and Unrealized Gain (Loss)	5.67		0.94		1.51		(4.09)		0.24
Total from Investment Operations	5.80		0.97		1.60		(4.04)		0.24
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.05)		(0.12)		—		(0.05)
Net Realized Gain	(2.20)		(0.35)		(0.26)		(0.13)		(1.30)
Total Distributions	(2.36)		(0.40)		(0.38)		(0.13)		(1.35)
Net Asset Value, End of Period	$19.22		$15.78		$15.21		$13.99		$18.16
Total Return(2)	37.39%		6.27%		11.51	%(3)	(22.22)%		1.48%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,027		$3,981		$4,206		$4,129		$5,475
Ratio of Expenses Before Expense Limitation	1.94%		1.92%		1.84%		1.90%		1.76%
Ratio of Expenses After Expense Limitation	1.74	%(4)	1.75	%(4)	1.71	%(4)(5)	1.74	%(4)	1.74	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	N/A		N/A		N/A		1.74	%(4)	1.74	%(4)
Ratio of Net Investment Income	0.68	%(4)	0.20	%(4)	0.63	%(4)(5)	0.32	%(4)	0.02	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	36%		30%		14%		25%		39%
	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.68		$15.12		$13.89		$18.08		$19.22
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.08		(0.01)		0.06		0.01		(0.02)
Net Realized and Unrealized Gain (Loss)	5.63		0.92		1.50		(4.07)		0.21
Total from Investment Operations	5.71		0.91		1.56		(4.06)		0.19
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.00	)(8)	(0.07)		—		(0.03)
Net Realized Gain	(2.20)		(0.35)		(0.26)		(0.13)		(1.30)
Total Distributions	(2.31)		(0.35)		(0.33)		(0.13)		(1.33)
Net Asset Value, End of Period	$19.08		$15.68		$15.12		$13.89		$18.08
Total Return(7)	37.02%		5.98%		11.27	%(3)	(22.43)%		1.23%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$320		$274		$433		$459		$821
Ratio of Expenses Before Expense Limitation	2.95%		2.91%		2.74%		2.54%		2.36%
Ratio of Expenses After Expense Limitation	1.99	%(4)	2.00	%(4)	1.96	%(4)(5)	1.99	%(4)	1.99	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	N/A		N/A		N/A		1.99	%(4)	1.99	%(4)
Ratio of Net Investment Income (Loss)	0.43	%(4)	(0.05	)%(4)	0.37	%(4)(5)	0.05	%(4)	(0.09	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	36%		30%		14%		25%		39%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Passport Overseas Equity Portfolio

	Class R6(9)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.57		$15.02		$13.82		$17.91		$19.04
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.30		0.18		0.23		0.21		0.18
Net Realized and Unrealized Gain (Loss)	5.61		0.92		1.49		(4.06)		0.23
Total from Investment Operations	5.91		1.10		1.72		(3.85)		0.41
Distributions from and/or in Excess of:
Net Investment Income	(0.34)		(0.20)		(0.26)		(0.11)		(0.24)
Net Realized Gain	(2.20)		(0.35)		(0.26)		(0.13)		(1.30)
Total Distributions	(2.54)		(0.55)		(0.52)		(0.24)		(1.54)
Net Asset Value, End of Period	$18.94		$15.57		$15.02		$13.82		$17.91
Total Return(2)	38.54%		7.24%		12.56	%(3)	(21.45)%		2.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$38		$27		$16		$23		$32
Ratio of Expenses Before Expense Limitation	7.50%		9.26%		12.52%		5.55%		10.73%
Ratio of Expenses After Expense Limitation	0.84	%(4)	0.85	%(4)	0.81	%(4)(5)	0.84	%(4)	0.84	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	N/A		N/A		N/A		0.84	%(4)	0.84	%(4)
Ratio of Net Investment Income	1.58	%(4)	1.10	%(4)	1.52	%(4)(5)	1.41	%(4)	0.89	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	36%		30%		14%		25%		39%
	Class IR
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.55		$15.00		$13.81		$17.91		$19.04
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.30		0.18		0.23		0.18		0.18
Net Realized and Unrealized Gain (Loss)	5.60		0.92		1.48		(4.04)		0.23
Total from Investment Operations	5.90		1.10		1.71		(3.86)		0.41
Distributions from and/or in Excess of:
Net Investment Income	(0.34)		(0.20)		(0.26)		(0.11)		(0.24)
Net Realized Gain	(2.20)		(0.35)		(0.26)		(0.13)		(1.30)
Total Distributions	(2.54)		(0.55)		(0.52)		(0.24)		(1.54)
Net Asset Value, End of Period	$18.91		$15.55		$15.00		$13.81		$17.91
Total Return(2)	38.59%		7.25%		12.49	%(3)	(21.51)%		2.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$19		$14		$13		$11		$14
Ratio of Expenses Before Expense Limitation	13.76%		15.19%		19.62%		18.22%		14.38%
Ratio of Expenses After Expense Limitation	0.84	%(4)	0.85	%(4)	0.81	%(4)(5)	0.84	%(4)	0.84	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	N/A		N/A		N/A		0.84	%(4)	0.84	%(4)
Ratio of Net Investment Income	1.58	%(4)	1.10	%(4)	1.52	%(4)(5)	1.21	%(4)	0.92	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(6)	0.00	%(6)	0.01%		0.01%
Portfolio Turnover Rate	36%		30%		14%		25%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Passport Overseas Equity Portfolio

(5)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income Ratio
Class I	December 31, 2023	0.89%	1.45%
Class A	December 31, 2023	1.19	1.15
Class L	December 31, 2023	1.74	0.60
Class C	December 31, 2023	1.99	0.34
Class R6	December 31, 2023	0.84	1.49
Class IR	December 31, 2023	0.85	1.48

(6)  Amount is less than 0.005%.

(7)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(8)  Amount is less than $0.005 per share.

(9)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights

Permanence Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$12.78		$12.75		$11.16		$14.42		$14.65
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.01		0.05		0.04		(0.02)		0.00	(2)
Net Realized and Unrealized Gain (Loss)	2.36		1.82		2.84		(2.93)		2.39
Total from Investment Operations	2.37		1.87		2.88		(2.95)		2.39
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.37)		—		(0.04)		(0.11)
Net Realized Gain	(2.04)		(1.47)		(1.29)		(0.27)		(2.51)
Total Distributions	(2.13)		(1.84)		(1.29)		(0.31)		(2.62)
Net Asset Value, End of Period	$13.02		$12.78		$12.75		$11.16		$14.42
Total Return(3)	18.20%		13.78%		26.44	%(4)	(20.55)%		16.85%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,690		$3,971		$3,624		$3,117		$3,807
Ratio of Expenses Before Expense Limitation	6.28%		7.16%		7.44%		8.14%		7.49%
Ratio of Expenses After Expense Limitation	0.84	%(5)	0.85	%(5)	0.65	%(5)(6)	0.85	%(5)	0.85	%(5)
Ratio of Net Investment Income (Loss)	0.06	%(5)	0.35	%(5)	0.31	%(5)(6)	(0.14	)%(5)	0.01	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	61%		74%		100%		57%		70%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$12.59		$12.60		$11.07		$14.31		$14.61
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.04)		(0.00	)(2)	(0.01)		(0.06)		(0.05)
Net Realized and Unrealized Gain (Loss)	2.32		1.78		2.83		(2.91)		2.37
Total from Investment Operations	2.28		1.78		2.82		(2.97)		2.32
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.32)		—		—		(0.11)
Net Realized Gain	(2.04)		(1.47)		(1.29)		(0.27)		(2.51)
Total Distributions	(2.08)		(1.79)		(1.29)		(0.27)		(2.62)
Net Asset Value, End of Period	$12.79		$12.59		$12.60		$11.07		$14.31
Total Return(8)	17.73%		13.39%		26.11	%(4)	(20.83)%		16.41%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$746		$553		$660		$303		$324
Ratio of Expenses Before Expense Limitation	6.97%		7.95%		8.09%		9.60%		8.83%
Ratio of Expenses After Expense Limitation	1.19	%(5)	1.20	%(5)	1.03	%(5)(6)	1.20	%(5)	1.20	%(5)
Ratio of Net Investment Loss	(0.28	)%(5)	(0.01	)%(5)	(0.07	)%(5)(6)	(0.51	)%(5)	(0.33	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	61%		74%		100%		57%		70%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Permanence Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$12.21		$12.23		$10.86		$14.16		$14.52
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.14)		(0.10)		(0.09)		(0.13)		(0.17)
Net Realized and Unrealized Gain (Loss)	2.24		1.73		2.75		(2.90)		2.35
Total from Investment Operations	2.10		1.63		2.66		(3.03)		2.18
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		—		—		(0.03)
Net Realized Gain	(2.04)		(1.47)		(1.29)		(0.27)		(2.51)
Total Distributions	(2.04)		(1.65)		(1.29)		(0.27)		(2.54)
Net Asset Value, End of Period	$12.27		$12.21		$12.23		$10.86		$14.16
Total Return(8)	16.77%		12.58%		25.15	%(4)	(21.47)%		15.52%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$38		$32		$48		$20		$26
Ratio of Expenses Before Expense Limitation	13.08%		13.89%		14.88%		19.54%		18.17%
Ratio of Expenses After Expense Limitation	1.94	%(5)	1.95	%(5)	1.71	%(5)(6)	1.95	%(5)	1.95	%(5)
Ratio of Net Investment Loss	(1.04	)%(5)	(0.77	)%(5)	(0.75	)%(5)(6)	(1.24	)%(5)	(1.09	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	61%		74%		100%		57%		70%
	Class R6(9)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$12.80		$12.77		$11.17		$14.43		$14.65
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.02		0.06		0.05		(0.01)		0.01
Net Realized and Unrealized Gain (Loss)	2.35		1.81		2.84		(2.94)		2.40
Total from Investment Operations	2.37		1.87		2.89		(2.95)		2.41
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.37)		—		(0.04)		(0.12)
Net Realized Gain	(2.04)		(1.47)		(1.29)		(0.27)		(2.51)
Total Distributions	(2.13)		(1.84)		(1.29)		(0.31)		(2.63)
Net Asset Value, End of Period	$13.04		$12.80		$12.77		$11.17		$14.43
Total Return(3)	18.13%		13.90%		26.51	%(4)	(20.50)%		16.95%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$82		$69		$61		$44		$18
Ratio of Expenses Before Expense Limitation	8.99%		10.50%		11.18%		12.68%		20.29%
Ratio of Expenses After Expense Limitation	0.79	%(5)	0.80	%(5)	0.61	%(5)(6)	0.80	%(5)	0.80	%(5)
Ratio of Net Investment Income (Loss)	0.12	%(5)	0.40	%(5)	0.35	%(5)(6)	(0.06	)%(5)	0.07	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	61%		74%		100%		57%		70%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.19% for Class I shares, 0.29% for Class A shares, 0.31% for Class C shares and 0.20% for Class R6 shares due to the reimbursement of sub transfer agency and/or transfer agency fees from prior years. Had this reimbursement not occurred, the total return would have been 26.25% for Class I shares, 25.82% for Class A shares, 24.84% for Class C shares and 26.31% for Class R6 shares, respectively.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Consolidated Financial Highlights (cont'd)

Permanence Portfolio

(6)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	0.85%	0.11%
Class A	December 31, 2023	1.20	(0.24)
Class C	December 31, 2023	1.95	(0.99)
Class R6	December 31, 2023	0.80	0.16

(7)  Amount is less than 0.005%.

(8)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(9)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights

US Core Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$29.61		$23.04		$19.58		$24.59		$18.09
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.01		0.02		0.10		0.08		0.05
Net Realized and Unrealized Gain (Loss)	4.87		6.57		3.43		(5.05)		6.46
Total from Investment Operations	4.88		6.59		3.53		(4.97)		6.51
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.07)		(0.03)		(0.01)
Net Realized Gain	—		—		—		(0.01)		—
Total Distributions	—		(0.02)		(0.07)		(0.04)		(0.01)
Net Asset Value, End of Period	$34.49		$29.61		$23.04		$19.58		$24.59
Total Return(2)	16.48%		28.61%		18.06	%(3)	(20.21)%		35.99%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$283,825		$259,853		$144,907		$151,003		$110,286
Ratio of Expenses Before Expense Limitation	0.87%		0.84%		0.91%		0.95%		1.07%
Ratio of Expenses After Expense Limitation	0.80	%(4)	0.80	%(4)	0.79	%(4)(5)	0.80	%(4)	0.80	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.80	%(4)	0.80	%(4)	N/A		0.80	%(4)	0.80	%(4)
Ratio of Net Investment Income	0.03	%(4)	0.08	%(4)	0.48	%(4)(5)	0.37	%(4)	0.21	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	42%		32%		45%		23%		26%
	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$29.26		$22.82		$19.40		$24.39		$17.99
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.09)		(0.05)		0.04		0.01		(0.01)
Net Realized and Unrealized Gain (Loss)	4.81		6.49		3.40		(4.99)		6.41
Total from Investment Operations	4.72		6.44		3.44		(4.98)		6.40
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.02)		—		—
Net Realized Gain	—		—		—		(0.01)		—
Total Distributions	—		—		(0.02)		(0.01)		—
Net Asset Value, End of Period	$33.98		$29.26		$22.82		$19.40		$24.39
Total Return(7)	16.13%		28.22%		17.71	%(3)	(20.42)%		35.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$92,492		$76,184		$46,123		$41,802		$34,693
Ratio of Expenses Before Expense Limitation	1.13%		1.10%		1.16%		1.19%		1.36%
Ratio of Expenses After Expense Limitation	1.11	%(4)	1.07	%(4)	1.08	%(4)(5)	1.09	%(4)	1.09	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.11	%(4)	1.07	%(4)	N/A		1.09	%(4)	1.09	%(4)
Ratio of Net Investment Income (Loss)	(0.28	)%(4)	(0.19	)%(4)	0.19	%(4)(5)	0.07	%(4)	(0.06	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	42%		32%		45%		23%		26%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

US Core Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$27.66		$21.73		$18.61		$23.56		$17.51
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.30)		(0.24)		(0.11)		(0.13)		(0.17)
Net Realized and Unrealized Gain (Loss)	4.53		6.17		3.23		(4.81)		6.22
Total from Investment Operations	4.23		5.93		3.12		(4.94)		6.05
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.01)		—
Net Asset Value, End of Period	$31.89		$27.66		$21.73		$18.61		$23.56
Total Return(7)	15.26%		27.29%		16.77	%(3)	(20.97)%		34.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$55,408		$48,126		$31,178		$36,707		$22,638
Ratio of Expenses Before Expense Limitation	1.89%		1.85%		1.92%		1.91%		2.12%
Ratio of Expenses After Expense Limitation	1.87	%(4)	1.83	%(4)	1.84	%(4)(5)	1.81	%(4)	1.84	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	1.87	%(4)	1.83	%(4)	N/A		1.81	%(4)	1.84	%(4)
Ratio of Net Investment Loss	(1.04	)%(4)	(0.94	)%(4)	(0.57	)%(4)(5)	(0.65	)%(4)	(0.80	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	42%		32%		45%		23%		26%
	Class R6(8)
	Year Ended December 31,
Selected Per Share Data and Ratios	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$29.63		$23.05		$19.60		$24.61		$18.10
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.03		0.04		0.11		0.06		0.06
Net Realized and Unrealized Gain (Loss)	4.87		6.57		3.42		(5.02)		6.47
Total from Investment Operations	4.90		6.61		3.53		(4.96)		6.53
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.08)		(0.04)		(0.02)
Net Realized Gain	—		—		—		(0.01)		—
Total Distributions	—		(0.03)		(0.08)		(0.05)		(0.02)
Net Asset Value, End of Period	$34.53		$29.63		$23.05		$19.60		$24.61
Total Return(2)	16.54%		28.69%		18.05	%(3)	(20.16)%		36.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$791		$707		$19		$9		$285
Ratio of Expenses Before Expense Limitation	1.08%		1.60%		19.75%		3.92%		2.20%
Ratio of Expenses After Expense Limitation	0.75	%(4)	0.75	%(4)	0.73	%(4)(5)	0.75	%(4)	0.75	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expense	0.75	%(4)	0.75	%(4)	N/A		0.75	%(4)	0.75	%(4)
Ratio of Net Investment Income	0.08	%(4)	0.14	%(4)	0.54	%(4)(5)	0.28	%(4)	0.25	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	42%		32%		45%		23%		26%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects prior period sub transfer agency and/or transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of the shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

US Core Portfolio

(5)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Income/(Loss) Ratio
Class I	December 31, 2023	0.80%	0.47%
Class A	December 31, 2023	1.09	0.18
Class C	December 31, 2023	1.85	(0.58)
Class R6	December 31, 2023	0.75	0.52

(6)  Amount is less than 0.005%.

(7)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(8)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights

Vitality Portfolio

	Class I
	Year Ended December 31,								Period Ended
Selected Per Share Data and Ratios	2025		2024		2023		2022		December 31, 2021(1)
Net Asset Value, Beginning of Period	$5.81		$6.38		$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.02)		(0.00	)(3)	(0.04)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	0.91		(0.55)		0.54		(3.79)		(0.15)
Total from Investment Operations	0.88		(0.57)		0.54		(3.83)		(0.15)
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.00	)(3)	—		—		—
Paid-in-Capital	—		—		—		(0.18)		—
Total Distributions	(0.10)		(0.00	)(3)	—		(0.18)		—
Net Asset Value, End of Period	$6.59		$5.81		$6.38		$5.84		$9.85
Total Return	15.10	%(4)	(8.87	)%(4)	9.25	%(4)(5)	(39.84	)%(4)	(1.50	)%(6)(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,221		$1,933		$2,190		$1,891		$2,765
Ratio of Expenses Before Expense Limitation	13.68%		11.44%		13.74%		12.50%		595.07	%(8)
Ratio of Expenses After Expense Limitation	0.94	%(9)	0.94	%(9)	0.60	%(9)(10)	0.94	%(9)	0.95	%(8)
Ratio of Net Investment Loss	(0.55	)%(9)	(0.39	)%(9)	(0.02	)%(9)(10)	(0.58	)%(9)	(0.95	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.01%		0.01%		N/A
Portfolio Turnover Rate	27%		19%		13%		22%		0	%(7)
	Class A
	Year Ended December 31,								Period Ended
Selected Per Share Data and Ratios	2025		2024		2023		2022		December 31, 2021(1)
Net Asset Value, Beginning of Period	$5.78		$6.36		$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.05)		(0.02)		(0.06)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	0.90		(0.53)		0.54		(3.79)		(0.15)
Total from Investment Operations	0.85		(0.58)		0.52		(3.85)		(0.15)
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		—		—		—		—
Paid-in-Capital	—		—		—		(0.16)		—
Total Distributions	(0.08)		—		—		(0.16)		—
Net Asset Value, End of Period	$6.55		$5.78		$6.36		$5.84		$9.85
Total Return	14.67	%(11)	(9.12	)%(11)	8.90	%(5)(11)	(40.06	)%(11)	(1.50	)%(7)(12)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$55		$30		$35		$33		$49
Ratio of Expenses Before Expense Limitation	20.64%		17.78%		20.21%		18.13%		598.74	%(8)
Ratio of Expenses After Expense Limitation	1.29	%(9)	1.29	%(9)	0.96	%(9)(10)	1.29	%(9)	1.30	%(8)
Ratio of Net Investment Loss	(0.91	)%(9)	(0.73	)%(9)	(0.38	)%(9)(10)	(0.93	)%(9)	(1.30	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.01%		0.01%		N/A
Portfolio Turnover Rate	27%		19%		13%		22%		0	%(7)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Vitality Portfolio

	Class C
	Year Ended December 31,								Period Ended
Selected Per Share Data and Ratios	2025		2024		2023		2022		December 31, 2021(1)
Net Asset Value, Beginning of Period	$5.70		$6.32		$5.85		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.09)		(0.07)		(0.11)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	0.87		(0.53)		0.54		(3.78)		(0.15)
Total from Investment Operations	0.78		(0.62)		0.47		(3.89)		(0.15)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		—		—		—		—
Paid-in-Capital	—		—		—		(0.11)		—
Total Distributions	(0.04)		—		—		(0.11)		—
Net Asset Value, End of Period	$6.44		$5.70		$6.32		$5.85		$9.85
Total Return	13.63	%(11)	(9.81	)%(11)	8.03	%(5)(11)	(40.45	)%(11)	(1.50	)%(7)(12)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$33		$29		$32		$30		$49
Ratio of Expenses Before Expense Limitation	21.83%		19.10%		21.67%		19.32%		599.49	%(8)
Ratio of Expenses After Expense Limitation	2.04	%(9)	2.04	%(9)	1.71	%(9)(10)	2.04	%(9)	2.05	%(8)
Ratio of Net Investment Loss	(1.65	)%(9)	(1.49	)%(9)	(1.13	)%(9)(10)	(1.68	)%(9)	(2.05	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.01%		0.01%		N/A
Portfolio Turnover Rate	27%		19%		13%		22%		0	%(7)
	Class R6(13)
	Year Ended December 31,								Period Ended
Selected Per Share Data and Ratios	2025		2024		2023		2022		December 31, 2021(1)
Net Asset Value, Beginning of Period	$5.82		$6.39		$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.02)		0.00	(3)	(0.04)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	0.90		(0.54)		0.55		(3.78)		(0.15)
Total from Investment Operations	0.87		(0.56)		0.55		(3.82)		(0.15)
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.01)		—		—		—
Paid-in-Capital	—		—		—		(0.19)		—
Total Distributions	(0.10)		(0.01)		—		(0.19)		—
Net Asset Value, End of Period	$6.59		$5.82		$6.39		$5.84		$9.85
Total Return	14.95	%(4)	(8.81	)%(4)	9.42	%(4)(5)	(39.81	)%(4)	(1.50	)%(6)(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35		$30		$33		$30		$49
Ratio of Expenses Before Expense Limitation	20.55%		17.86%		20.55%		18.29%		598.49	%(8)
Ratio of Expenses After Expense Limitation	0.89	%(9)	0.89	%(9)	0.55	%(9)(10)	0.89	%(9)	0.90	%(8)
Ratio of Net Investment Income (Loss)	(0.50	)%(9)	(0.33	)%(9)	0.03	%(9)(10)	(0.54	)%(9)	(0.90	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.01%		0.01%		0.00%
Portfolio Turnover Rate	27%		19%		13%		22%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.34% for all share classes due to the reimbursement of sub transfer agency and/or transfer agency fees from prior years. Had this reimbursement not occurred, the total return would have been 8.91% for Class I shares, 8.56% for Class A shares, 7.69% for Class C shares and 9.08% for Class R6 shares, respectively.

(6)  Calculated using the NAV for US GAAP financial reporting purposes.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Financial Highlights (cont'd)

Vitality Portfolio

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of sub transfer agency and/or transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income/(Loss), would have been as follows for the shares:

Class	Period Ended	Expense Ratio	Net Investment Loss Ratio
Class I	December 31, 2023	0.94%	(0.36)%
Class A	December 31, 2023	1.29	(0.71)
Class C	December 31, 2023	2.04	(1.46)
Class R6	December 31, 2023	0.89	(0.31)

(11)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(12)  Calculated using the NAV for US GAAP financial reporting purposes. Does not reflect the deduction of sales charge.

(13)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

December 31, 2025

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of twenty-five separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each Fund's Statements of Assets and Liabilities through the date that the financial statements were issued.

Investment objectives of each fund are as follows:

Fund	Basis of Financial Statements	Fund Objective	Issued Classes
Advantage Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, L, C, R6
American Resilience Portfolio		Seeks long-term capital appreciation.	I, A, C, R6
Asia Opportunity Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, C, R6
Developing Opportunity Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, C, R6
Emerging Markets ex China Portfolio		Seeks long-term capital appreciation.	I, A, C, R6
Emerging Markets Leaders Portfolio		Seeks long-term capital appreciation.	I, A, C, R6, IR
Emerging Markets Portfolio		Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	I, A, L, C, R6, IR
Global Concentrated Portfolio		Seeks long-term capital appreciation.	I, A, C, R6
Global Core Portfolio		Seeks long-term capital appreciation.	I, A, C, R6
Global Endurance Portfolio		Seeks long-term capital appreciation.	I, A, C, R6
Global Franchise Portfolio		Seeks long-term capital appreciation.	I, A, L, C, R6
Global Insight Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, L, C, R6
Global Opportunity Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, L, C, R6, IR
Global Permanence Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, C, R6
Global Stars Portfolio		Seeks long-term capital appreciation.	I, A, L, C, R6
Growth Portfolio	consolidated	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	I, A, L, C, R6, IR
Inception Portfolio	consolidated	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.	I, A, L, C, R6
International Advantage Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, L, C, R6
International Equity Portfolio		Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.	I, A, L, C, R6
International Opportunity Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, L, C, R6, IR
International Resilience Portfolio		Seeks long-term capital appreciation.	I, A, C, R6
Passport Overseas Equity Portfolio		Seeks long-term capital appreciation.	I, A, L, C, R6, IR
Permanence Portfolio	consolidated	Seeks long-term capital appreciation.	I, A, C, R6
US Core Portfolio		Seeks long-term capital appreciation.	I, A, C, R6
Vitality Portfolio		Seeks long-term capital appreciation.	I, A, C, R6

Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, each Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of each Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Certain Funds may invest up to 25% of their total assets in a wholly-owned subsidiary organized as a company under the laws of the Cayman Islands. Each subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Funds are the sole shareholder of their respective Subsidiaries, and it is not currently expected that shares of each Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Funds and their respective Subsidiaries. All intercompany accounts and transactions of the Funds and their respective Subsidiaries have been eliminated in consolidation and all accounting policies of the Subsidiaries are consistent with those of the Funds. A Fund generally will not consolidate an investment in a company other than a wholly-owned or substantially wholly-owned investment company subsidiary or a controlled operating company whose business consists of providing services to a Fund. As of December 31, 2025, the following table represents the percentage of net assets of each Subsidiary.

Fund	Subsidiary	Net Asset Value (000)	% of Net Asset Value
Advantage Portfolio	Advantage Cayman Portfolio, Ltd.	$4,722	2.18%
Asia Opportunity Portfolio	Asia Opportunity Cayman Portfolio, Ltd.	—	—
Developing Opportunity Portfolio	Developing Opportunity Cayman Portfolio, Ltd.	—	—
Global Insight Portfolio	Global Insight Cayman Portfolio, Ltd.	1,391	2.20
Global Opportunity Portfolio	Global Opportunity Cayman Portfolio, Ltd.	—	—
Global Permanence Portfolio	Global Permanence Cayman Portfolio, Ltd.	111	2.41
Growth Portfolio	Growth Cayman Portfolio, Ltd.	95,701	2.35
Inception Portfolio	Inception Cayman Portfolio, Ltd.	9,031	2.90
International Advantage Portfolio	International Advantage Cayman Portfolio, Ltd.	—	—
International Opportunity Portfolio	International Opportunity Cayman Portfolio, Ltd.	—	—
Permanence Portfolio	Permanence Cayman Portfolio, Ltd.	141	2.54

Investments in the Subsidiary are expected to provide the Funds with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of each Fund's taxable income and distributions. If such changes occur, each Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect each Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Company's Board of Directors (the"Directors") or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

provided by the clearinghouse or exchange; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (6) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (7) fixed income securities may be valued by an outside pricing service/vendor approved by the Directors. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Funds use a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (9) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including each Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of December 31, 2025:

Advantage Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$17,879	$—	$—	$17,879
Biotechnology	8,334	—	—	8,334
Broadline Retail	2,198	—	—	2,198
Capital Markets	4,184	—	—	4,184
Entertainment	9,915	—	—	9,915
Financial Services	5,676	2,214	—	7,890
Ground Transportation	3,108	—	—	3,108
Health Care Equipment & Supplies	8,098	—	—	8,098
Hotels, Restaurants & Leisure	22,388	—	—	22,388
Information Technology Services	53,264	—	—	53,264
Interactive Media & Services	3,341	—	—	3,341
Pharmaceuticals	11,863	—	—	11,863
Software	38,590	—	—	38,590
Specialized REITs	2,170	—	—	2,170
Specialty Retail	5,226	—	—	5,226
Textiles, Apparel & Luxury Goods	—	2,196	—	2,196
Trading Companies & Distributors	5,589	—	—	5,589
Total Common Stocks	201,823	4,410	—	206,233
Investment Company	4,720	—	—	4,720
Call Options Purchased	—	171	—	171
Short-Term Investment
Investment Company	3,766	—	—	3,766
Total Assets	$210,309	$4,581	$—	$214,890

American Resilience Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks	$1,213	(1)	$—	$—		$1,213
Warrants	—		—	—	†	—	†
Total Assets	$1,213		$—	$—	†	$1,213	†

(1)  The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

†  Includes a security valued at zero.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2025	$—

†  Includes a security valued at zero.

Asia Opportunity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$2,106	$—	$—	$2,106
Banks	6,596	8,284	—	14,880
Beverages	—	4,692	—	4,692
Broadline Retail	10,151	—	—	10,151
Consumer Finance	4,743	—	—	4,743
Ground Transportation	7,470	—	—	7,470
Hotels, Restaurants & Leisure	11,538	10,996	—	22,534
Insurance	—	2,276	—	2,276
Interactive Media & Services	6,250	10,958	—	17,208
Real Estate Management & Development	1,793	2,315	—	4,108
Semiconductors & Semiconductor Equipment	—	12,990	—	12,990
Software	3,711	—	—	3,711
Textiles, Apparel & Luxury Goods	—	4,442	—	4,442
Total Common Stocks	54,358	56,953	—	111,311
Short-Term Investments
Investment Company	6,354	—	—	6,354
Repurchase Agreements	—	120	—	120
Total Short-Term Investments	6,354	120	—	6,474
Total Assets	$60,712	$57,073	$—	$117,785

Developing Opportunity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$1,127	$—	$—	$1,127
Banks	5,978	3,867	—	9,845
Beverages	—	1,851	—	1,851
Broadline Retail	8,703	697	—	9,400
Consumer Finance	2,236	—	—	2,236
Ground Transportation	3,278	—	—	3,278
Hotels, Restaurants & Leisure	5,343	5,838	—	11,181
Insurance	—	258	—	258
Interactive Media & Services	2,886	5,165	—	8,051
Real Estate Management & Development	595	1,000	—	1,595

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Semiconductors & Semiconductor Equipment	$—	$6,731	$—	$6,731
Software	2,279	—	—	2,279
Textiles, Apparel & Luxury Goods	—	1,903	—	1,903
Total Common Stocks	32,425	27,310	—	59,735
Short-Term Investment
Investment Company	3,544	—	—	3,544
Total Assets	$35,969	$27,310	$—	$63,279

Emerging Markets ex China Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$51	$—	$51
Automobiles	—	449	—	449
Banks	226	1,644	—	1,870
Beverages	—	28	—	28
Broadline Retail	38	70	—	108
Capital Markets	—	163	—	163
Chemicals	—	61	—	61
Construction & Engineering	—	130	—	130
Construction Materials	—	115	—	115
Consumer Finance	—	174	—	174
Consumer Staples Distribution & Retail	70	57	—	127
Diversified Telecommunication Services	—	45	—	45
Electrical Equipment	—	263	—	263
Electronic Equipment, Instruments & Components	—	418	—	418
Entertainment	—	25	—	25
Food Products	—	151	—	151
Health Care Providers & Services	—	350	—	350
Hotels, Restaurants & Leisure	30	55	—	85
Industrial REITs	70	—	—	70
Information Technology Services	56	76	—	132
Insurance	—	152	—	152
Interactive Media & Services	—	73	—	73
Machinery	—	29	—	29
Metals & Mining	—	493	—	493
Oil, Gas & Consumable Fuels	—	293	—	293
Personal Care Products	—	19	—	19
Real Estate Management & Development	—	60	—	60
Semiconductors & Semiconductor Equipment	—	2,343	—	2,343
Tech Hardware, Storage & Peripherals	—	977	—	977
Tobacco	—	47	—	47
Transportation Infrastructure	—	74	—	74
Wireless Telecommunication Services	—	32	—	32
Total Common Stocks	490	8,917	—	9,407
Short-Term Investment
Investment Company	84	—	—	84
Total Assets	$574	$8,917	$—	$9,491

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Emerging Markets Leaders Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$3,935	$—	$3,935
Banks	12,501	9,239	—	21,740
Beverages	—	5,715	—	5,715
Broadline Retail	10,156	—	—	10,156
Capital Markets	4,707	4,429	—	9,136
Consumer Finance	—	2,949	—	2,949
Consumer Staples Distribution & Retail	—	4,654	—	4,654
Diversified Telecommunication Services	—	2,514	—	2,514
Electrical Equipment	—	4,219	—	4,219
Electronic Equipment, Instruments & Components	—	2,645	—	2,645
Ground Transportation	323	8,765	—	9,088
Health Care Providers & Services	—	1,314	—	1,314
Hotels, Restaurants & Leisure	—	2,977	—	2,977
Interactive Media & Services	—	3,730	—	3,730
Life Sciences Tools & Services	—	3,620	—	3,620
Metals & Mining	—	2,558	—	2,558
Pharmaceuticals	—	2,757	—	2,757
Real Estate Management & Development	—	1,282	—	1,282
Semiconductors & Semiconductor Equipment	—	15,493	—	15,493
Transportation Infrastructure	—	2,822	—	2,822
Water Utilities	—	1,242	—	1,242
Wireless Telecommunication Services	—	5,577	—	5,577
Total Common Stocks	27,687	92,436	—	120,123
Short-Term Investment
Investment Company	5,190	—	—	5,190
Total Assets	$32,877	$92,436	$—	$125,313

Emerging Markets Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$636	$—	$636
Automobiles	—	5,376	—	5,376
Banks	4,947	22,375	—	27,322
Beverages	—	616	—	616
Broadline Retail	794	6,412	—	7,206
Capital Markets	—	2,749	—	2,749
Chemicals	—	787	—	787
Construction & Engineering	—	1,698	—	1,698
Construction Materials	—	929	—	929
Consumer Finance	—	2,144	—	2,144
Consumer Staples Distribution & Retail	1,399	2,400	—	3,799
Diversified Telecommunication Services	—	659	—	659
Electrical Equipment	—	5,057	—	5,057
Electronic Equipment, Instruments & Components	—	4,437	—	4,437
Entertainment	—	1,351	—	1,351
Financial Services	—	510	—	510
Food Products	—	1,736	—	1,736
Health Care Providers & Services	—	2,275	—	2,275
Hotels, Restaurants & Leisure	2,495	354	—	2,849
Household Products	762	—	—	762
Industrial REITs	677	—	—	677
Information Technology Services	1,382	—	—	1,382

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Insurance	$—	$2,043	$—	$2,043
Interactive Media & Services	—	8,957	—	8,957
Machinery	—	1,415	—	1,415
Metals & Mining	—	3,433	—	3,433
Oil, Gas & Consumable Fuels	—	2,561	—	2,561
Personal Care Products	—	237	—	237
Pharmaceuticals	—	1,007	—	1,007
Real Estate Management & Development	—	855	—	855
Semiconductors & Semiconductor Equipment	—	26,110	—	26,110
Tech Hardware, Storage & Peripherals	—	12,505	—	12,505
Tobacco	—	689	—	689
Total Common Stocks	12,456	122,313	—	134,769
Short-Term Investments
Investment Company	751	—	—	751
Total Assets	$13,207	$122,313	$—	$135,520

Global Concentrated Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$19,003	$—	$—	$19,003
Automobiles	9,288	—	—	9,288
Banks	60,185	—	—	60,185
Capital Markets	25,677	—	—	25,677
Construction Materials	20,824	—	—	20,824
Consumer Staples Distribution & Retail	6,593	—	—	6,593
Entertainment	9,479	—	—	9,479
Financial Services	8,956	—	—	8,956
Information Technology Services	13,445	—	—	13,445
Insurance	13,998	—	—	13,998
Interactive Media & Services	25,962	—	—	25,962
Pharmaceuticals	17,069	—	—	17,069
Real Estate Management & Development	22,060	—	—	22,060
Semiconductors & Semiconductor Equipment	67,367	—	—	67,367
Software	27,751	—	—	27,751
Trading Companies & Distributors	8,961	—	—	8,961
Total Common Stocks	356,618	—	—	356,618
Short-Term Investment
Investment Company	3,437	—	—	3,437
Total Assets	$360,055	$—	$—	$360,055

Global Core Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,749	$—	$—	$2,749
Automobiles	2,526	—	—	2,526
Banks	8,355	—	—	8,355
Broadline Retail	2,805	—	—	2,805
Capital Markets	4,289	—	—	4,289

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Chemicals	$125	$—	$—	$125
Commercial Services & Supplies	108	—	—	108
Construction Materials	3,022	—	—	3,022
Consumer Staples Distribution & Retail	107	—	—	107
Entertainment	1,803	—	—	1,803
Financial Services	993	—	—	993
Household Durables	131	—	—	131
Information Technology Services	879	—	—	879
Insurance	1,804	—	—	1,804
Interactive Media & Services	5,473	—	—	5,473
Metals & Mining	374	—	—	374
Oil, Gas & Consumable Fuels	956	—	—	956
Real Estate Management & Development	1,721	—	—	1,721
Semiconductors & Semiconductor Equipment	6,911	—	—	6,911
Software	2,608	—	—	2,608
Specialized REITs	27		—	27
Specialty Retail	2,187	—	—	2,187
Tech Hardware, Storage & Peripherals	2,805	—	—	2,805
Textiles, Apparel & Luxury Goods	254	322	—	576
Trading Companies & Distributors	1,042	—	—	1,042
Total Common Stocks	54,054	322	—	54,376
Short-Term Investment
Investment Company	359	—	—	359
Total Assets	$54,413	$322	$—	$54,735

Global Endurance

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$5,632	$1,449	$—	$7,081
Financial Services	1,083	—	—	1,083
Health Care Equipment & Supplies	1,433	—	—	1,433
Health Care Providers & Services	1,039	—	—	1,039
Household Durables	820	1,932	—	2,752
Media	335	—	—	335
Oil, Gas & Consumable Fuels	1,019	—	—	1,019
Pharmaceuticals	3,346	—	—	3,346
Real Estate Management & Development	323	—	—	323
Software	967	441	—	1,408
Specialty Retail	1,462	—	—	1,462
Trading Companies & Distributors	1,861	—	—	1,861
Total Common Stocks	19,320	3,822	—	23,142
Short-Term Investment
Investment Company	2,792	—	—	2,792
Total Assets	$22,112	$3,822	$—	$25,934

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Global Franchise Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$22,437	$22,664	$—	$45,101
Beverages	78,958	—	—	78,958
Capital Markets	221,593	—	—	221,593
Financial Services	101,847	—	—	101,847
Ground Transportation	42,999	—	—	42,999
Health Care Equipment & Supplies	89,896	—	—	89,896
Hotels, Restaurants & Leisure	45,333	—	—	45,333
Household Products	65,483	—	—	65,483
Insurance	120,448	—	—	120,448
Interactive Media & Services	97,007	—	—	97,007
Life Sciences Tools & Services	65,394	—	—	65,394
Machinery	38,515	—	—	38,515
Personal Care Products	—	69,674	—	69,674
Pharmaceuticals	46,665	59,609	—	106,274
Professional Services	113,717	123,435	—	237,152
Software	265,804	146,410	—	412,214
Specialty Retail	47,311	—	—	47,311
Tobacco	26,631	—	—	26,631
Total Common Stocks	1,490,038	421,792	—	1,911,830
Short-Term Investment
Investment Company	19,055	—	—	19,055
Total Assets	$1,509,093	$421,792	$—	$1,930,885

Global Insight Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$5,255	$—	$—	$5,255
Banks	400	—	—	400
Biotechnology	4,599	—	—	4,599
Broadline Retail	4,661	—	—	4,661
Capital Markets	532	—	—	532
Entertainment	2,196	—	—	2,196
Financial Services	5,814	3,138	—	8,952
Ground Transportation	316	—	—	316
Health Care Providers & Services	127	—	—	127
Household Durables	—	37	—	37
Information Technology Services	13,936	—	—	13,936
Pharmaceuticals	3,678	—	—	3,678
Real Estate Management & Development	2,759	—	—	2,759
Software	7,765	—	—	7,765
Tech Hardware, Storage & Peripherals	1,966	—	—	1,966
Trading Companies & Distributors	4,013	—	—	4,013
Total Common Stocks	58,017	3,175	—	61,192

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stock
Software	$—	$—	$20	$20
Investment Company	1,388	—	—	1,388
Warrants	10	—	—	10
Call Options Purchased	—	51	—	51
Short-Term Investments
Investment Company	1,702	—	—	1,702
Repurchase Agreements	—	352	—	352
Total Short-Term Investments	1,702	352	—	2,054
Total Assets	$61,117	$3,578	$20	$64,715

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$33
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(13)
Realized gains (losses)	—
Ending Balance	$20
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2025	$(13)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of December 31, 2025:

	Fair Value at December 31, 2025 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$20	Market Transaction Method	Precedent Transaction	$3.24	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	18.0% 3.5%	Decrease Increase
		Market Comparable Companies	Enterprise Value/ Revenue	3.2x	Increase
			Discount for Lack of Marketability	6.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Global Opportunity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$156,654	$—		$156,654
Banks	185,033	94,461	—		279,494
Broadline Retail	342,964	—	—		342,964
Electrical Equipment	—	139,135	—		139,135
Electronic Equipment, Instruments & Components	—	48,833	—	†	48,833	†
Entertainment	322,314	—	—		322,314
Financial Services	245,902	—	—		245,902
Ground Transportation	210,645	—	—		210,645
Hotels, Restaurants & Leisure	335,382	66,158	—		401,540
Information Technology Services	63,290	—	—		63,290
Interactive Media & Services	230,311	—	—		230,311
Semiconductors & Semiconductor Equipment	—	301,217	—		301,217
Software	116,938	—	—		116,938
Textiles, Apparel & Luxury Goods	58,709	261,039	—		319,748
Total Common Stocks	2,111,488	1,067,497	—	†	3,178,985	†
Short-Term Investment
Investment Company	125,831	—	—		125,831
Total Assets	$2,237,319	$1,067,497	$—	†	$3,304,816	†

†  Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2025	$—

†  Includes a security valued at zero.

Global Permanence Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$77	$—	$77
Automobiles	3	—	—	3
Banks	12	—	—	12
Broadline Retail	223	—	—	223
Capital Markets	248	—	—	248
Chemicals	12	—	—	12
Commercial Services & Supplies	32	26	—	58

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Diversified Telecommunication Services	$—	$73	$—		$73
Entertainment	—	4	—		4
Financial Services	119	—	—		119
Ground Transportation	241	—	—		241
Health Care Equipment & Supplies	140	5	—		145
Hotels, Restaurants & Leisure	25	47	—		72
Household Durables	—	20	—		20
Information Technology Services	758	—	—		758
Insurance	48	—	—		48
Life Sciences Tools & Services	—	248	—		248
Metals & Mining	281	5	—		286
Oil, Gas & Consumable Fuels	48	—	—		48
Personal Care Products	65	49	—		114
Pharmaceuticals	295	—	—		295
Professional Services	74	—	—		74
Real Estate Management & Development	132	—	—		132
Semiconductors & Semiconductor Equipment	24	—	—		24
Software	113	—	—		113
Specialty Retail	159	—	—		159
Textiles, Apparel & Luxury Goods	85	231	—		316
Trading Companies & Distributors	469	—	—		469
Total Common Stocks	3,606	785	—		4,391
Investment Company	107	—	—		107
Warrants	—	—	—	†	—	†
Call Options Purchased	—	4	—		4
Short-Term Investment
Investment Company	21	—	—		21
Total Assets	$3,734	$789	$—	†	$4,523	†

†  Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2025	$—

†  Includes a security valued at zero.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Global Stars Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,064	$—		$1,064
Beverages	—	685	—		685
Broadline Retail	1,295	589	—		1,884
Capital Markets	3,460	—	—		3,460
Electronic Equipment, Instruments & Components	—	1,024	—		1,024
Entertainment	979	—	—		979
Financial Services	2,641	693	—		3,334
Ground Transportation	1,822	—	—		1,822
Health Care Providers & Services	1,206	—	—		1,206
Hotels, Restaurants & Leisure	1,649	—	—		1,649
Information Technology Services	809	—	—		809
Interactive Media & Services	1,350	1,128	—		2,478
Pharmaceuticals	—	847	—		847
Professional Services	849	1,348	—		2,197
Semiconductors & Semiconductor Equipment	—	3,898	—		3,898
Software	2,872	1,569	—		4,441
Textiles, Apparel & Luxury Goods	965	—	—		965
Trading Companies & Distributors	—	1,027	—		1,027
Total Common Stocks	19,897	13,872	—		33,769
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	103	—	—		103
Total Assets	$20,000	$13,872	$—	†	$33,872	†

†  Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2025	$—

†  Includes a security valued at zero.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Growth Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Automobiles	$398,152	$—	$—		$398,152
Biotechnology	138,316	—	—		138,316
Broadline Retail	43,562	—	—		43,562
Capital Markets	17,389	—	—		17,389
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	189,609	—	—		189,609
Financial Services	404,981	—	—		404,981
Health Care Equipment & Supplies	125,227	—	—		125,227
Hotels, Restaurants & Leisure	197,284	—	—		197,284
Information Technology Services	839,684	—	—		839,684
Pharmaceuticals	212,690	—	—		212,690
Real Estate Management & Development	19,740	—	—		19,740
Software	706,739	—	—		706,739
Tech Hardware, Storage & Peripherals	120,219	—	—		120,219
Trading Companies & Distributors	253,899	—	—		253,899
Total Common Stocks	3,667,491	—	—	†	3,667,491	†
Preferred Stocks
Financial Services	—	—	22,294		22,294
Software	—	—	255,754		255,754
Total Preferred Stocks	—	—	278,048		278,048
Investment Company	95,717	—	—		95,717
Call Options Purchased	—	3,307	—		3,307
Short-Term Investment
Investment Company	51,971	—	—		51,971
Total Assets	$3,815,179	$3,307	$278,048	†	$4,096,534	†

†  Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$146,360
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		131,688
Realized gains (losses)	—		—
Ending Balance	$—	†	$278,048
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2025	$—		$131,688

†  Includes a security valued at zero.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of December 31, 2025:

	Fair Value at December 31, 2025 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$278,048	Market Transaction Method	Precedent Transaction	$35.50–$183.96/$172.37	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	8.6x	Increase
			Discount for Lack of Marketability	12.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Inception Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$73,963	$—	$—	$73,963
Broadline Retail	10,234	—	—	10,234
Capital Markets	5,615	—	—	5,615
Energy Equipment & Services	5,562	—	—	5,562
Financial Services	4,971	—	—	4,971
Health Care Equipment & Supplies	3,796	—	—	3,796
Health Care Providers & Services	6,612	—	—	6,612
Health Care Technology	533	—	—	533
Hotels, Restaurants & Leisure	22,037	—	—	22,037
Household Durables	—	740	—	740
Information Technology Services	40,573	—	—	40,573
Life Sciences Tools & Services	5,225	—	—	5,225
Oil, Gas & Consumable Fuels	3,282	—	—	3,282
Passenger Airlines	4,766	—	—	4,766
Personal Care Products	15,708	—	—	15,708
Pharmaceuticals	4,612	—	—	4,612
Real Estate Management & Development	19,088	—	—	19,088
Software	30,462	—	—	30,462
Specialty Retail	5,041	—	—	5,041
Tech Hardware, Storage & Peripherals	14,717	—	—	14,717
Trading Companies & Distributors	13,439	—	—	13,439
Total Common Stocks	290,236	740	—	290,976
Preferred Stocks
Health Care Technology	—	—	3,236	3,236
Software	—	—	3,740	3,740
Total Preferred Stocks	—	—	6,976	6,976

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Investment Company	$9,027	$—	$—		$9,027
Warrants	68	—	—	†	68	†
Call Options Purchased	—	263	—		263
Short-Term Investments
Investment Company	15,231	—	—		15,231
Repurchase Agreements	—	4,392	—		4,392
Total Short-Term Investments	15,231	4,392	—		19,623
Derivative Contract — PIPE	—	—	1,420		1,420
Total Assets	$314,562	$5,395	$8,396	†	$328,353	†

†  Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stocks (000)	Warrants (000)		Derivative Contract — PIPE (000)
Beginning Balance	$9,942	$—	†	$0
Purchases	—	—		—
Sales	—	—		—
PIPE transactions	—	—		1,420
Transfers in	—	—		—
Transfers out	—	—		—
Corporate actions	—	—		—
Change in unrealized appreciation (depreciation)	(2,966)	—		—
Realized gains (losses)	—	—		—
Ending Balance	$6,976	$—	†	$1,420
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2025	$(2,966)	$—		$—

†  Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of December 31, 2025:

	Fair Value at December 31, 2025 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$6,976	Market Transaction Method	Precedent Transaction	$3.24	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	15.5%–18.0%/17.3% 3.0%–4.0%/3.5%	Decrease Increase
		Market Comparable Companies	Enterprise Value/ Revenue	0.6x-31.3x/2.0x	Increase
			Discount for Lack of Marketability	6.0%–19.0%/12.0%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	1.3x	Increase

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

	Fair Value at December 31, 2025 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
PIPE	$1,420	Market Implied	Discount for Lack of Marketability and Transaction Risk	19.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

International Advantage Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$226,909	$—	$226,909
Banks	138,175	80,021	—	218,196
Broadline Retail	99,230	—	—	99,230
Capital Markets	68,812	—	—	68,812
Consumer Finance	28,042	—	—	28,042
Electrical Equipment	—	133,292	—	133,292
Electronic Equipment, Instruments & Components	—	119,116	—	119,116
Entertainment	244,687	—	—	244,687
Financial Services	—	39,321	—	39,321
Ground Transportation	38,552	—	—	38,552
Health Care Equipment & Supplies	—	125,496	—	125,496
Information Technology Services	40,360	—	—	40,360
Insurance	—	48,729	—	48,729
Interactive Media & Services	—	20,096	—	20,096
Personal Care Products	—	117,772	—	117,772
Semiconductors & Semiconductor Equipment	—	327,650	—	327,650
Software	50,046	—	—	50,046
Specialty Retail	—	40,455	—	40,455
Textiles, Apparel & Luxury Goods	86,451	572,605	—	659,056
Total Common Stocks	794,355	1,851,462	—	2,645,817
Short-Term Investment
Investment Company	32,368	—	—	32,368
Total Assets	$826,723	$1,851,462	$—	$2,678,185

International Equity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$8,329	$—	$8,329
Air Freight & Logistics	—	7,861	—	7,861
Automobiles	—	6,229	—	6,229
Banks	—	20,973	—	20,973
Beverages	—	7,127	—	7,127
Capital Markets	—	20,155	—	20,155
Electrical Equipment	—	6,360	—	6,360
Electronic Equipment, Instruments & Components	—	26,277	—	26,277
Entertainment	—	3,291	—	3,291
Financial Services	—	4,607	—	4,607
Hotels, Restaurants & Leisure	—	9,907	—	9,907
Household Durables	—	4,032	—	4,032
Household Products	—	1,593	—	1,593

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Information Technology Services	$—	$4,378	$—		$4,378
Insurance	—	11,029	—		11,029
Interactive Media & Services	—	8,402	—		8,402
Life Sciences Tools & Services	—	6,349	—		6,349
Machinery	—	17,195	—		17,195
Metals & Mining	—	2,824	—		2,824
Oil, Gas & Consumable Fuels	2,717	3,938	—		6,655
Personal Care Products	—	8,647	—		8,647
Pharmaceuticals	—	19,748	—		19,748
Professional Services	—	19,173	—		19,173
Semiconductors & Semiconductor Equipment	—	26,862	—		26,862
Software	—	10,448	—		10,448
Tech Hardware, Storage & Peripherals	—	4,508	—		4,508
Textiles, Apparel & Luxury Goods	—	5,132	—		5,132
Trading Companies & Distributors	—	9,918	—		9,918
Total Common Stocks	2,717	285,292	—		288,009
Warrants	—	—	—	†	—	†
Total Assets	$2,717	$285,292	$—	†	$288,009	†

†  Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2025	$—

†  Includes a security valued at zero.

International Opportunity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$44,419	$—	$44,419
Automobile Components	6,461	—	—	6,461
Banks	57,150	38,445	—	95,595
Broadline Retail	64,390	—	—	64,390
Consumer Finance	12,520	—	—	12,520
Electrical Equipment	—	31,332	—	31,332
Electronic Equipment, Instruments & Components	—	21,125	—	21,125
Entertainment	57,620	—	—	57,620
Financial Services	—	20,802	—	20,802
Ground Transportation	14,151	—	—	14,151
Hotels, Restaurants & Leisure	37,446	31,782	—	69,228
Information Technology Services	18,021	—	—	18,021
Interactive Media & Services	23,238	13,054	—	36,292
Personal Care Products	—	10,917	—	10,917

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Semiconductors & Semiconductor Equipment	$—	$64,141	$—	$64,141
Software	20,454	—	—	20,454
Specialty Retail	—	18,683	—	18,683
Textiles, Apparel & Luxury Goods	31,553	104,101	—	135,654
Total Common Stocks[Suppress Row]	343,004	398,801	—	741,805
Total Assets	$343,004	$398,801	$—	$741,805

International Resilience Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$103	$—		$103
Air Freight & Logistics	—	65	—		65
Automobiles	—	62	—		62
Capital Markets	—	118	—		118
Electrical Equipment	—	62	—		62
Electronic Equipment, Instruments & Components	—	186	—		186
Entertainment	—	30	—		30
Financial Services	64	—	—		64
Hotels, Restaurants & Leisure	—	106	—		106
Household Products	44	—	—		44
Insurance	40	—	—		40
Interactive Media & Services	—	46	—		46
Life Sciences Tools & Services	55	58	—		113
Machinery	—	133	—		133
Personal Care Products	—	77	—		77
Pharmaceuticals	—	148	—		148
Professional Services	—	216	—		216
Semiconductors & Semiconductor Equipment	—	216	—		216
Software	—	109	—		109
Trading Companies & Distributors	—	93	—		93
Total Common Stocks	203	1,828	—		2,031
Warrants	—	—	—	†	—	†
Total Assets	$203	$1,828	$—	†	$2,031	†

†  Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2025	$—

†  Includes a security valued at zero.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Passport Overseas Equity Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$14,041	$—	$14,041
Automobile Components	950	—	—	950
Automobiles	—	1,135	—	1,135
Banks	8,384	30,698	—	39,082
Broadline Retail	5,308	—	—	5,308
Chemicals	1,819	1,603	—	3,422
Construction Materials	—	4,580	—	4,580
Consumer Finance	—	2,372	—	2,372
Electric Utilities	—	1,109	—	1,109
Electrical Equipment	—	2,259	—	2,259
Electronic Equipment, Instruments & Components	—	1,773	—	1,773
Entertainment	—	1,811	—	1,811
Health Care Providers & Services	—	1,446	—	1,446
Household Durables	—	3,757	—	3,757
Industrial Conglomerates	—	3,616	—	3,616
Insurance	—	1,967	—	1,967
Interactive Media & Services	—	2,947	—	2,947
Metals & Mining	3,193	5,184	—	8,377
Oil, Gas & Consumable Fuels	2,118	8,766	—	10,884
Passenger Airlines	1,095	—	—	1,095
Personal Care Products	—	4,536	—	4,536
Pharmaceuticals	—	12,520	—	12,520
Professional Services	—	886	—	886
Semiconductors & Semiconductor Equipment	—	13,406	—	13,406
Software	2,988	3,898	—	6,886
Specialty Retail	—	1,222	—	1,222
Tech Hardware, Storage & Peripherals	—	8,324	—	8,324
Trading Companies & Distributors	—	3,705	—	3,705
Total Common Stocks	25,855	137,561	—	163,416
Preferred Stock
Biotechnology	—	—	1,375	1,375
Short-Term Investments
Investment Company	5,167	—	—	5,167
Repurchase Agreements	—	13	—	13
Total Short-Term Investments	5,167	13	—	5,180
Total Assets	31,022	137,574	1,375	169,971
Liabilities:
Future Contract	(35)	—	—	(35)
Total	$30,987	$137,574	$1,375	$169,936

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$1,375
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$1,375
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2025	$—

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

	Fair Value at December 31, 2025 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$1,375	Market Transaction Method	Precedent Transaction	$42.06	Increase

*  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Permanence Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$25	$—	$—		$25
Beverages	62	—	—		62
Capital Markets	296	—	—		296
Chemicals	33	—	—		33
Commercial Services & Supplies	127	—	—		127
Construction Materials	5	—	—		5
Containers & Packaging	60	—	—		60
Distributors	83	—	—		83
Diversified Consumer Services	54	—	—		54
Entertainment	34	—	—		34
Financial Services	144	—	—		144
Food Products	83	—	—		83
Ground Transportation	209	—	—		209
Health Care Equipment & Supplies	214	—	—		214
Hotels, Restaurants & Leisure	241	—	—		241
Household Durables	7	19	—		26
Information Technology Services	751	—	—		751
Insurance	56	—	—		56
Life Sciences Tools & Services	81	—	—		81
Metals & Mining	364	—	—		364
Oil, Gas & Consumable Fuels	57	—	—		57
Personal Care Products	79	—	—		79
Pharmaceuticals	376	—	—		376
Professional Services	87	—	—		87
Real Estate Management & Development	210	—	—		210
Semiconductors & Semiconductor Equipment	29	—	—		29
Software	141	—	—		141
Specialized REITs	137	—	—		137
Specialty Retail	318	—	—		318
Textiles, Apparel & Luxury Goods	—	268	—		268
Trading Companies & Distributors	638	—	—		638
Total Common Stocks	5,001	287	—		5,288
Investment Company	145	—	—		145
Warrants	—	—	—	†	—	†
Call Options Purchased	—	4	—		4
Short-Term Investment
Investment Company	72	—	—		72
Total Assets	$5,218	$291	$—	†	$5,509	†

†  Includes a security valued at zero.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2025	$—

†  Includes a security valued at zero.

US Core Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$429,531	(1)	$—	$—	$429,531
Short-Term Investment
Investment Company	2,143		—	—	2,143
Total Assets	$431,674		$—	$—	$431,674

(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Vitality Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$2,156	(1)	$—	$—	$2,156
Short-Term Investments
Investment Company	121		—	—	121
Repurchase Agreements	—		12	—	12
Total Short-Term Investments	121		12	—	133
Total Assets	$2,277		$12	$—	$2,289

(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the certain Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, each Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: Certain Funds may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Funds' holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

These derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Funds to liquidate portfolio positions when it may not be advantageous to do so to satisfy their obligations or may cause the Funds to be more volatile than if the Funds had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Funds' investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Funds used during the period and their associated risks:

Options: With respect to options, a Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by a Fund. A Fund may purchase and/or sell put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, a Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statements of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, a Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, a Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to a Fund, minus the premium paid. As the buyer of a put option, a Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, a Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to a Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and a Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Foreign Currency Forward Exchange Contracts: In connection with their investments in foreign securities, certain Funds also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which a Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized gain or loss. A Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by a Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Private Investment in Public Equity: Certain Funds may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. A Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity.

At December 31, 2025, a Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Portfolio of Investments.

Swaps: Certain Funds may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, a Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by a Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

Certain Funds may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty.

Certain Funds may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that a Fund is contractually obligated to make.

When a Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statements of Assets and Liabilities.

Upfront payments paid or received by a Fund will be reflected as an asset or liability, respectively, in the Statements of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. For OTC swaps, once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Statements of Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on a Fund's financial position and results of operations.

The following tables set forth the fair value of each Fund's derivative contracts by primary risk exposure as of December 31, 2025:

Fund Derivative	Asset Derivatives Statements of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Advantage Portfolio
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$171	(a)
Global Insight Portfolio
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	51	(a)
Global Permanence Portfolio
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	4	(a)
Growth Portfolio
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	3,307	(a)
Inception Portfolio
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	263	(a)
PIPE	Unrealized Appreciation on Derivative Contract — PIPE	Equity Risk	1,420
Total			$1,683
Permanence Portfolio
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	4	(a)

(a) Amounts are included in Investments in Securities in the Statements of Assets and Liabilities.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Fund Derivative	Liability Derivatives Statements of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Passport Overseas Equity Portfolio
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	$(35	)(a)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statements of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure each Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2025 in accordance with ASC 815:

Fund Derivative	Primary Risk Exposure	Realized Gain (Loss) (000)
Advantage Portfolio
Investments (Purchased Options)	Currency Risk	$(927	)(a)
Emerging Markets Portfolio
Future Contracts	Equity Risk	580
Global Insight Portfolio
Investments (Purchased Options)	Currency Risk	(352	)(a)
Global Permanence Portfolio
Investments (Purchased Options)	Currency Risk	(23	)(a)
Growth Portfolio
Investments (Purchased Options)	Currency Risk	$(20,399	)(a)
Inception Portfolio
Investments (Purchased Options)	Currency Risk	(1,892	)(a)
Passport Overseas Equity Portfolio
Future Contracts	Equity Risk	1,294
Permanence Portfolio
Investments (Purchased Options)	Currency Risk	(23	)(a)

(a) Amounts are included in Realized Gain (Loss) on Investments Sold in the Statements of Operations.

Fund Derivative	Primary Risk Exposure	Change in Unrealized Appreciation (Depreciation) (000)
Advantage Portfolio
Investments (Purchased Options)	Currency Risk	$(507	)(a)
Global Insight Portfolio
Investments (Purchased Options)	Currency Risk	(134	)(a)
Global Permanence Portfolio
Investments (Purchased Options)	Currency Risk	(8	)(a)
Growth Portfolio
Investments (Purchased Options)	Currency Risk	(9,482	)(a)
Inception Portfolio
Investments (Purchased Options)	Currency Risk	(657	)(a)
Derivative Contracts — PIPE	Equity Risk	1,420
Total		$763
Passport Overseas Equity Portfolio
Futures Contracts	Equity Risk	(25)
Permanence Portfolio
Investments (Purchased Options)	Currency Risk	(14	)(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Statements of Operations.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

At December 31, 2025, each Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities
Fund Derivative(a)	Assets (000)		Liabilities (000)
Advantage Portfolio
Purchased Options	$171	(b)(c)	$—
Global Insight Portfolio
Purchased Options	51	(b)(c)	—
Global Permanence Portfolio
Purchased Options	4	(b)(c)	—
Growth Portfolio
Purchased Options	3,307	(b)(c)	—
Inception Portfolio
Purchased Options	263	(b)(c)	—
Derivative Contracts — PIPE	1,420	(d)	—
Total	$1,683		$—
Permanence Portfolio
Purchased Options	4	(b)(c)	—

(a) Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

(c)  Amounts are included in Investments in Securities in the Statements of Assets and Liabilities.

(d)  Assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

A Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between a Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event a Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of a Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2025:

Advantage Portfolio

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received(b) (000)		Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$4		$—	$—		$4
JPMorgan Chase Bank NA	—	@	—	(—	@)	0
Standard Chartered Bank	167		—	—		167
Total	$171		$—	$—		$171

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Global Insight Portfolio

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$1		$—	$—	$1
JPMorgan Chase Bank NA	—	@	—	—	—	@
Standard Chartered Bank	50		—	—	50
Total	$51		$—	$—	$51

Global Permanence Portfolio

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$—	@	$—	$—	$—	@
JPMorgan Chase Bank NA	—	@	—	—	—	@
Standard Chartered Bank	4		—	—	4
Total	$4		$—	$—	$4

Growth Portfolio

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$75	$—	$(75)	$0
JPMorgan Chase Bank NA	2	—	(2)	0
Standard Chartered Bank	3,230	—	(3,230)	0
Total	$3,307	$—	$(3,307)	$0

Inception Portfolio

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$6		$—	$(6)	$0
JPMorgan Chase Bank NA	—	@	—	(— @)	0
Standard Chartered Bank	257		—	(257)	0
Total	$263		$—	$(263)	$0

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Permanence Portfolio

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statements of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$—	@	$—	$—	$—	@
JPMorgan Chase Bank NA	—	@	—	—	—	@
Standard Chartered Bank	4		—	—	4
Total	$4		$—	$—	$4

@ Value is less than $500.

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the year ended December 31, 2025, the approximate average monthly amount outstanding for each derivative type is as follows:

	Advantage Portfolio (000)	Emerging Markets Portfolio (000)	Global Insight Portfolio (000)	Global Permanence Portfolio (000)	Growth Portfolio (000)
Futures Contracts:
Average monthly notional value	$—	$68,771	$—	$—	$—
Purchased Options:
Average monthly notional amount	236,869	—	80,743	5,016	4,926,370

	Inception Portfolio (000)	Passport Overseas Equity Portfolio (000)	Permanence Portfolio (000)
Futures Contracts:
Average monthly notional value	$—	$11,386	$—
Purchased Options:
Average monthly notional amount	423,244	—	5,949

6.  Restricted Securities: Certain Funds invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and a Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, a Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that a Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. A Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolios of Investments.

7.  When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to a Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to a Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

8.  Securities Lending: Certain Funds may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Funds' Statements of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

A Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2025:

Gross Amount Not Offset in the Statements of Assets and Liabilities
Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
Asia Opportunity Portfolio	$421	(a)	$—	$(421	)(b)(c)	$0
Emerging Markets Portfolio	1,230	(a)	—	(1,230	)(c)(d)	0
Global Insight Portfolio	1,223	(a)	—	(1,223	)(c)(e)	0
Inception Portfolio	15,327	(a)	—	(15,327	)(c)(f)	0
Passport Overseas Equity Portfolio	837	(a)	—	(837	)(c)(g)	0
Vitality Portfolio	40	(a)	—	(40	)(c)(h)	0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $437,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

(d)  The Fund received cash collateral of approximately $36,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,241,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(e)  The Fund received cash collateral of approximately $1,280,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments.

(f)  The Fund received cash collateral of approximately $15,992,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g)  The Fund received cash collateral of approximately $47,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $835,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h)  The Fund received cash collateral of approximately $42,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of December 31, 2025:

Remaining Contractual Maturity of the Agreements
Fund	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Asia Opportunity Portfolio
Securities Lending Transactions
Common Stocks	$437	$—	$—	$—	$437
Total Borrowings	$437	$—	$—	$—	$437
Gross amount of recognized liabilities for securities lending transactions					$437
Emerging Markets Portfolio
Securities Lending Transactions
Common Stocks	36	—	—	—	36
Total Borrowings	$36	$—	$—	$—	$36
Gross amount of recognized liabilities for securities lending transactions					$36
Global Insight Portfolio
Securities Lending Transactions
Common Stocks	$1,280	$—	$—	$—	$1,280
Total Borrowings	$1,280	$—	$—	$—	$1,280
Gross amount of recognized liabilities for securities lending transactions					$1,280
Inception Portfolio
Securities Lending Transactions
Common Stocks	15,992	—	—	—	15,992
Total Borrowings	$15,992	$—	$—	$—	$15,992
Gross amount of recognized liabilities for securities lending transactions					$15,992
Passport Overseas Equity Portfolio
Securities Lending Transactions
Common Stocks	47	—	—	—	47
Total Borrowings	$47	$—	$—	$—	$47
Gross amount of recognized liabilities for securities lending transactions					$47
Vitality Portfolio
Securities Lending Transactions
Common Stocks	42	—	—	—	42
Total Borrowings	$42	$—	$—	$—	$42
Gross amount of recognized liabilities for securities lending transactions					$42

9.  Redemption Fees: Certain Funds will assess a 2% redemption fee on each class, which is paid directly to a Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect a Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

10.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

11.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

12.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Funds are informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds are based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

13.  Segment Reporting: Each Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. The Funds' President acts as the Company's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in each Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides each Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets.

The Adviser has agreed to reduce its advisory fees and/or reimburse each Fund so that total annual operating expenses excluding certain investments related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios. The following table represents the annual advisory fee rates, the equivalent annual effective rates (net of waiver and/or rebate) and the maximum expense ratios at December 31, 2025.

				Maximum Expense Ratios
Fund	Average Daily Net Assets	Advisory Fee Rates	Equivalent Annual Effective Rates	Class I	Class A	Class L	Class C	Class R6	Class IR
Advantage Portfolio	First $750 million	0.65%	0.55%	0.85%	1.20%	0.99%	1.95%	0.81%	—%
	Next $750 million	0.60
	Over $1.5 billion	0.55
American Resilience Portfolio	First $500 million	0.55	0.00	0.70	1.05	—	1.80	0.65	—
	Next $500 million	0.50
	Over $1 billion	0.45
Asia Opportunity Portfolio	First $750 million	0.80	0.65	1.10	1.45	—	2.20	1.05	—
	Next $750 million	0.75
	Over $1.5 billion	0.70
Developing Opportunity Portfolio	First $1 billion	0.90	0.18	1.15	1.50	—	2.25	1.10	—
	Over $1 billion	0.85
Emerging Markets ex China Portfolio	First $1 billion	0.75	0.00	0.99	1.35	—	2.10	0.95	—
	Over $1 billion	0.70
Emerging Markets Leaders Portfolio	First $1 billion	0.75	0.51	0.99	1.35	—	2.10	0.95	0.95
	Over $1 billion	0.70
Emerging Markets Portfolio	First $1 billion	0.75	0.67	0.99	1.35	1.85	2.10	0.95	0.95
	Next $1.5 billion	0.70
	Over $2.5 billion	0.65
Global Concentrated Portfolio	First $750 million	0.75	0.75	1.00	1.35	—	2.10	0.95	—
	Next $750 million	0.70
	Over $1.5 billion	0.65
Global Core Portfolio	First $750 million	0.75	0.24	1.00	1.35	—	2.10	0.95	—
	Next $750 million	0.70
	Over $1.5 billion	0.65
Global Endurance Portfolio	First $1 billion	0.80	0.00	1.00	1.35	—	2.10	0.95	—
	Over $1 billion	0.75

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

				Maximum Expense Ratios
Fund	Average Daily Net Assets	Advisory Fee Rates	Equivalent Annual Effective Rates	Class I	Class A	Class L	Class C	Class R6	Class IR
Global Franchise Portfolio	First $500 million	0.80%	0.73%	1.00%	1.35%	1.85%	2.10%	0.95%	—%
	Next $500 million	0.75
	Over $1 billion	0.70
Global Insight Portfolio	First $1 billion	0.80	0.36	1.00	1.32	1.85	2.10	0.95	—
	Over $1 billion	0.75
Global Opportunity Portfolio	First $750 million	0.80	0.73	1.00	1.35	1.40	2.10	0.95	0.95
	Next $750 million	0.75
	Over $1.5 billion	0.70
Global Permanence Portfolio	First $1 billion	0.80	0.00	1.00	1.35	—	2.10	0.95	—
	Over $1 billion	0.75
Global Stars Portfolio	First $500 million	0.65	0.00	0.80	1.15	1.65	1.90	0.75	—
	Over $500 million	0.60
Growth Portfolio	First $1 billion	0.50	0.42	0.80	1.15	1.65	1.90	0.73	0.73
	Next $1 billion	0.45
	Next $1 billion	0.40
	Over $3 billion	0.35
Inception Portfolio	First $1 bilion	0.92	0.73	1.00	1.35	1.85	2.10	0.93	—
	Next $500 million	0.85
	Next $500 million	0.80
	Over $2 billion	0.75
International Advantage Portfolio	First $1 billion	0.80	0.77	1.00	1.35	1.85	2.10	0.95	—
	Over $1 billion	0.75
International Equity Portfolio	First $3 billion	0.80	0.72	0.95	1.30	1.80	2.05	0.91	—
	Over $3 billion	0.75
International Opportunity Portfolio	First $1 billion	0.80	0.77	1.00	1.35	1.85	2.10	0.94	0.94
	Over $1 billion	0.75
International Resilience Portfolio	First $1 billion	0.70	0.04	0.85	1.20	—	1.95	0.80	—
	Over $1 billion	0.65
Passport Overseas Equity Portfolio	First $1 billion	0.65	0.48	0.90	1.25	1.75	2.00	0.85	0.85
	Over $1 billion	0.60
Permanence Portfolio	First $1 billion	0.65	0.00	0.85	1.20	—	1.95	0.80	—
	Over $1 billion	0.60
US Core Portfolio	First $750 million	0.60	0.58	0.80	1.15	—	1.90	0.75	—
	Next $750 million	0.55
	Over $1.5 billion	0.50
Vitality Portfolio	First $500 million	0.75	0.00	0.95	1.30	—	2.05	0.90	—
	Over $500 million	0.70

The fee waivers and/or expense reimbursements will continue for at least one year from the date of each Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended December 31, 2025, the Funds had advisory fees waived and/or certain other expenses reimbursed as follows:

Fund	Advisory Fees Waived and/or Reimbursed (000)	Other expenses were reimbursed by the Adviser (000)
Advantage Portfolio	$199	$91
American Resilience Portfolio	8	306
Asia Opportunity Portfolio	182	67
Developing Opportunity Portfolio	300	30
Emerging Markets ex China Portfolio	59	273
Emerging Markets Leaders Portfolio	341	124
Emerging Markets Portfolio	262	126
Global Concentrated Portfolio	—	140
Global Core Portfolio	231	23

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Fund	Advisory Fees Waived and/or Reimbursed (000)	Other expenses were reimbursed by the Adviser (000)
Global Endurance Portfolio	$240	$51
Global Insight Portfolio	286	47
Global Opportunity Portfolio	—	2
Global Permanence Portfolio	34	273
Global Stars Portfolio	320	41
Growth Portfolio	—	2
Inception Portfolio	642	17
International Advantage Portfolio	—	283
International Equity Portfolio	366	199
International Opportunity Portfolio	178	330
International Resilience Portfolio	14	303
Passport Overseas Equity Portfolio	255	59
Permanence Portfolio	34	257
US Core Portfolio	60	138
Vitality Portfolio	15	247

The Adviser provides investment advisory services to each Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the respective Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the respective Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from each Subsidiary.

The Adviser has entered into Sub-Advisory Agreements with the "Sub-Advisers", each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers, subject to the control and supervision of the Funds, their Officers, Directors and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Funds, make certain day-to-day investment decisions for certain Funds and place certain of the Funds' purchase and sales orders. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Funds which receive these services.

The Adviser made payments to Advantage Portfolio, Global Insight Portfolio and Growth Portfolio of $84,898, $10,506 and $6,849,100, respectively, relating to a class action suit involving these Funds' past holdings which is included in "Payment from the Adviser" in the Consolidated Statements of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Company.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund share pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, each Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, each Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

reimbursements when they deem such action is appropriate, the 12b-1 fees on Class L shares of Advantage Portfolio and Global Opportunity Portfolio to the extent its exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the year ended December 31, 2025, this waiver amounted to approximately $13,000 and $172,000, respectively.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, each Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to each Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to each Fund pursuant to a Co-Transfer Agency Services Agreement. At December 31, 2025, the following Funds had co-transfer agency fees and expenses incurred to EVM, which is included in "Transfer Agency Fees" in the Statements of Operations.

Fund	Value (000)
Advantage Portfolio	$2
American Resilience Portfolio	—	@
Asia Opportunity Portfolio	—	@
Developing Opportunity Portfolio	1
Emerging Markets ex China Portfolio	—	@
Emerging Markets Leaders Portfolio	1
Emerging Markets Portfolio	6
Global Concentrated Portfolio	—	@
Global Core Portfolio	—	@
Global Endurance Portfolio	1
Global Franchise Portfolio	5
Global Insight Portfolio	1
Global Opportunity Portfolio	37
Global Permanence Portfolio	—	@
Global Stars Portfolio	1
Growth Portfolio	38
Inception Portfolio	3
International Advantage Portfolio	23
International Equity Portfolio	3
International Opportunity Portfolio	6
International Resilience Portfolio	—	@
Passport Overseas Equity Portfolio	2
Permanence Portfolio	—	@
US Core Portfolio	1
Vitality Portfolio	—	@

@ Amount is less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly by each Fund based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

G. Security Transactions and Transactions with Affiliates: During the year ended December 31, 2025, purchases and sales of investment securities excluding short-term investments were as follows:

	Purchases		Sales
	Government (000)	Non-Government (000)	Government (000)	Non-Government (000)
Advantage Portfolio	$4,261	$126,862	$142,397	$142,130
American Resilience Portfolio	—	815	—	829
Asia Opportunity Portfolio	—	24,049	—	43,863
Developing Opportunity Portfolio	—	46,926	—	21,242
Emerging Markets ex China Portfolio	—	1,287	—	1,227
Emerging Markets Leaders Portfolio	—	84,032	—	159,859
Emerging Markets Portfolio	—	107,788	—	568,984
Global Concentrated Portfolio	—	240,436	—	153,941
Global Core Portfolio	—	27,113	—	17,326
Global Endurance Portfolio	—	49,352	—	60,790
Global Franchise Portfolio	—	871,638	—	1,684,376
Global Insight Portfolio	1,293	42,516	100	57,276
Global Opportunity Portfolio	—	340,686	—	510,899
Global Permanence Portfolio	87	3,468	1	3,614
Global Stars Portfolio	—	23,474	—	50,210
Growth Portfolio	79,483	2,300,016	3,335	3,365,970
Inception Portfolio	—	343,062	—	391,845
International Advantage Portfolio	—	339,911	—	819,781
International Equity Portfolio	—	218,153	—	656,052
International Opportunity Portfolio	—	192,498	—	258,446
International Resilience Portfolio	—	1,171	—	1,138
Passport Overseas Equity Portfolio	—	54,366	—	69,091
Permanence Portfolio	102	3,327	—	3,063
US Core Portfolio	—	163,677	—	179,695
Vitality Portfolio	—	511	—	596

Certain Funds invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. A summary of the Funds' transactions in shares of the Liquidity Funds during the year ended December 31, 2025 were as follows:

Investments in the Liquidity Funds — Government Portfolio(1) and Treasury Securities Portfolio(2) —
Institutional Class

Fund	Value December 31, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2025 (000)
Advantage Portfolio(2)	$4,426	$124,656	$125,316	$301	$—	$—	$3,766
American Resilience Portfolio(2)	19	553	572	1	—	—	—
Asia Opportunity Portfolio(2)	1,660	35,587	30,893	121	—	—	6,354
Developing Opportunity Portfolio(2)	—	55,413	51,869	55	—	—	3,544
Emerging Markets ex China Portfolio(1)	39	1,253	1,208	6	—	—	84
Emerging Markets Leaders Portfolio(1)	7,211	94,665	96,686	260	—	—	5,190
Emerging Markets Portfolio(1)	23,804	437,561	460,614	471	—	—	751
Global Concentrated Portfolio(2)	2,219	114,545	113,327	115	—	—	3,437
Global Core Portfolio(2)	251	18,142	18,034	13	—	—	359
Global Endurance Portfolio(2)	739	33,436	31,383	47	—	—	2,792
Global Franchise Portfolio(2)	30,160	750,913	762,018	1,679	—	—	19,055
Global Insight Portfolio(2)	1,665	36,495	36,458	73	—	—	1,702
Global Opportunity Portfolio(2)	163,938	524,239	562,346	3,826	—	—	125,831
Global Permanence Portfolio(2)	85	1,966	2,030	5	—	—	21
Global Stars Portfolio(2)	818	18,401	19,116	24	—	—	103
Growth Portfolio(2)	119,872	1,749,108	1,817,009	3,872	—	—	51,971
Inception Portfolio(2)	28,345	241,282	254,396	530	—	—	15,231
International Advantage Portfolio(2)	23,850	573,250	564,732	1,323	—	—	32,368
International Equity Portfolio(2)	1,669	192,286	193,955	263	—	—	—

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Fund	Value December 31, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2025 (000)
International Opportunity Portfolio(2)	$12,161	$200,657	$212,818	$529	$—	$—	$—
International Resilience Portfolio(2)	23	784	807	1	—	—	—
Passport Overseas Equity Portfolio(2)	4,737	50,845	50,415	275	—	—	5,167
Permanence Portfolio(2)	237	1,764	1,929	7	—	—	72
US Core Portfolio(2)	4,857	61,200	63,914	92	—	—	2,143
Vitality Portfolio(2)	80	586	545	4	—	—	121

Investment advisory fees paid by the Funds are reduced by an amount equal to their pro-rata share of the advisory and administrations fees paid by the Funds due to their investments in the Liquidity Funds ("Rebate"). For the year ended December 31, 2025, advisory fees paid were reduced as follows:

Fund	Rebate Value (000)
Advantage Portfolio	$14
American Resilience Portfolio	—	@
Asia Opportunity Portfolio	6
Developing Opportunity Portfolio	3
Emerging Markets ex China Portfolio	—	@
Emerging Markets Leaders Portfolio	9
Emerging Markets Portfolio	14
Global Concentrated Portfolio	6
Global Core Portfolio	1
Global Endurance Portfolio	2
Global Franchise Portfolio	80
Global Insight Portfolio	4
Global Opportunity Portfolio	179
Global Permanence Portfolio	—	@
Global Stars Portfolio	1
Growth Portfolio	184
Inception Portfolio	25
International Advantage Portfolio	63
International Equity Portfolio	12
International Opportunity Portfolio	25
International Resilience Portfolio	—	@
Passport Overseas Equity Portfolio	13
Permanence Portfolio	—	@
US Core Portfolio	4
Vitality Portfolio	—	@

@ Amount is less than $500.

Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Funds under the Act, including companies for which the Funds' holding represent 5% or more of the company's voting securities. A summary of each Fund's transactions in shares of affiliated investments during the year ended December 31, 2025 were:

Fund	Value December 31, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2025 (000)
International Advantage Portfolio Canada Goose Holdings, Inc.	$30,818	$—	$38,534	$—	$(29,614)	$37,330	$—

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

For the year ended December 31, 2025, the following Funds incurred brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Funds.

Fund	Value (000)
Advantage Portfolio	$1
Asia Opportunity Portfolio	—	@
Emerging Markets ex China Portfolio	—	@
Emerging Markets Leaders Portfolio	—	@
Global Endurance Portfolio	—	@
Global Franchise Portfolio	—	@
Global Insight Portfolio	—	@
Global Opportunity Portfolio	3
Growth Portfolio	38
Inception Portfolio	11
International Advantage Portfolio	16
International Equity Portfolio	—	@
International Opportunity Portfolio	2
Passport Overseas Equity Portfolio	—	@
Permanence Portfolio	—	@

@ Amount is less than $500.

Certain Funds are permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 under the Act, which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Funds' Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the period ended December 31, 2025, the Funds did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Company has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Funds.

H. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

As a result of several court cases in certain countries across the European Union (EU), certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims is reflected as other income and any interest recognized is reflected in the Statements of Operations, and any related receivable, if any, is reflected as Tax Reclaim Receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected in professional fees in the Statements of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by a Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

deductions or credits on their income tax returns. In the event that EU reclaims received by a Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder's income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund's shareholders.

Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. Income taxes paid (net of refunds received) with respect to the following jurisdictions represented 5% or more of the total amount:

Emerging Markets Portfolio

Country	Income Taxes Paid (Net of Refunds Received)
India	$6,532,978
Other (less than 5.0% each)	1,116,876
Total Investments	$7,649,854

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed. The Funds' tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the state departments of revenue and by foreign tax authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:

	2025 Distributions Paid From:			2024 Distributions Paid From:
Fund	Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
Advantage Portfolio	$58	$—	$—	$2,695	$—
American Resilience Portfolio	10	17	—	11	50
Asia Opportunity Portfolio	3,697	—	—	2,127	—
Developing Opportunity Portfolio	431	—	—	206	—
Emerging Markets ex China Portfolio	121	97	—	98	331
Emerging Markets Leaders Portfolio	—	—	—	—	—
Emerging Markets Portfolio	3,272	70,292	—	4,790	1,824
Global Concentrated Portfolio	176	6,368	—	393	—
Global Core Portfolio	27	1,207	—	44	—
Global Endurance Portfolio	136	—	—	137	—
Global Franchise Portfolio	14,928	224,651	—	21,420	281,069
Global Insight Portfolio	—	—	—	923	—

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

	2025 Distributions Paid From:			2024 Distributions Paid From:
Fund	Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
Global Opportunity Portfolio	$690	$316,721	$—	$9,393	$266,304
Global Permanence Portfolio	413	424	—	189	524
Global Stars Portfolio	589	9,312	—	943	14,593
Growth Portfolio	—	—	—	20,272	—
Inception Portfolio	—	—	—	3,818	129
International Advantage Portfolio	—	—	—	3,539	—
International Equity Portfolio	24,325	120,755	—	31,118	183,558
International Opportunity Portfolio	—	—	—	858	—
International Resilience Portfolio	16	59	1	17	51
Passport Overseas Equity Portfolio	2,488	18,152	—	3,095	1,369
Permanence Portfolio	401	383	—	254	338
US Core Portfolio	—	—	—	196	—
Vitality Portfolio	34	—	—	2	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to tax adjustments related to the Subsidiaries, a nondeductible expense, a net operating loss, equalization debits or a distribution in excess of current earnings, resulted in the following reclassifications among the components of net assets at December 31, 2025:

Fund	Total Distributable Earnings/ (Accumulated Loss) (000)		Paid in Capital (000)
Advantage Portfolio	$115		$(115)
American Resilience Portfolio	—	@	(— @)
Asia Opportunity Portfolio	—		—
Developing Opportunity Portfolio	3		(3)
Emerging Markets ex China Portfolio	—		—
Emerging Markets Leaders Portfolio	316		(316)
Emerging Markets Portfolio	(67,026)		67,026
Global Concentrated Portfolio	413		(413)
Global Core Portfolio	75		(75)
Global Endurance Portfolio	11		(11)
Global Franchise Portfolio	—		—
Global Insight Portfolio	254		(254)
Global Opportunity Portfolio	17,135		(17,135)
Global Permanence Portfolio	6		(6)
Global Stars Portfolio	80		(80)
Growth Portfolio	33,010		(33,010)
Inception Portfolio	3,387		(3,387)
International Advantage Portfolio	714		(714)
International Equity Portfolio	(54,980)		54,980
International Opportunity Portfolio	2,569		(2,569)
International Resilience Portfolio	—		—
Passport Overseas Equity Portfolio	—		—
Permanence Portfolio	9		(9)
US Core Portfolio	675		(675)
Vitality Portfolio	(—	@)	— @

@ Amount is less than $500.

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

At December 31, 2025, the components of distributable earnings for each Fund on a tax basis were as follows:

Fund	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
Advantage Portfolio	$25	$—
American Resilience Portfolio	—	—
Asia Opportunity Portfolio	—	—
Developing Opportunity Portfolio	—	—
Emerging Markets ex China Portfolio	18	18
Emerging Markets Leaders Portfolio	—	—
Emerging Markets Portfolio	792	13,367
Global Concentrated Portfolio	—	7,399
Global Core Portfolio	—	481
Global Endurance Portfolio	39	—
Global Franchise Portfolio	—	128,404
Global Insight Portfolio	—	—
Global Opportunity Portfolio	—	94,828
Global Permanence Portfolio	—	—
Global Stars Portfolio	—	2,348
Growth Portfolio	—	—
Inception Portfolio	—	—
International Advantage Portfolio	—	—
International Equity Portfolio	1,393	37,316
International Opportunity Portfolio	—	—
International Resilience Portfolio	—	—
Passport Overseas Equity Portfolio	1,226	2,287
Permanence Portfolio	—	47
US Core Portfolio	—	—
Vitality Portfolio	17	—

At December 31, 2025, the following Funds had available for federal income tax purposes unused short-term and/or long-term capital losses that do not have an expiration date:

Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
Advantage Portfolio	$92,007	$37,761
American Resilience Portfolio	9	—
Asia Opportunity Portfolio	80,316	50,083
Developing Opportunity Portfolio	44,244	34,691
Emerging Markets Leaders Portfolio	69,981	—
Global Endurance Portfolio	4,234	30,874
Global Insight Portfolio	42,342	52,216
Growth Portfolio	840,102	478,908
Inception Portfolio	421,290	403,070
International Advantage Portfolio	52,698	233,683
International Opportunity Portfolio	155,438	122,635
US Core Portfolio	25,211	544
Vitality Portfolio	451	610

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by certain Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2025, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of approximately:

Fund	Capital Loss Carryforward Utilized (000)
Advantage Portfolio	$17,327
Asia Opportunity Portfolio	2,033
Emerging Markets Leaders Portfolio	24,324

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

Fund	Capital Loss Carryforward Utilized (000)
Global Concentrated Portfolio	$7,802
Global Core Portfolio	307
Global Endurance Portfolio	4,137
Global Insight Portfolio	16,195
Growth Portfolio	766,497
Inception Portfolio	23,932
International Advantage Portfolio	170,159
International Opportunity Portfolio	67,778
US Core Portfolio	7,345

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Funds' next taxable year. For the year ended December 31, 2025, each Fund listed below intends to defer to January 1, 2026 for U.S. federal income tax purposes the following losses:

Fund	Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
Asia Opportunity Portfolio	$1,152	$—
Developing Opportunity Portfolio	259	—
Global Insight Portfolio	20	—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2025, the Funds did not have any borrowings under the Facility.

J. Other: At December 31, 2025, certain Funds had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percent of Ownership
Advantage Portfolio	72.9%
Asia Opportunity Portfolio	90.4
Developing Opportunity Portfolio	86.0
Emerging Markets Leaders Portfolio	74.5
Emerging Markets Portfolio	74.8
Global Concentrated Portfolio	92.3
Global Core Portfolio	96.5
Global Endurance Portfolio	67.6
Global Franchise Portfolio	54.6
Global Insight Portfolio	65.8
Global Opportunity Portfolio	55.4
Global Permanence Portfolio	55.1
Global Stars Portfolio	67.9
Growth Portfolio	55.7
Inception Portfolio	71.4
International Advantage Portfolio	71.4
International Equity Portfolio	69.2
International Opportunity Portfolio	62.1
Passport Overseas Equity Portfolio	75.7
Permanence Portfolio	36.0
US Core Portfolio	83.4
Vitality Portfolio	53.4

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

K. Market and Geopolitical Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: Certain Funds may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and a Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETF's investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Funds.

Special Purpose Acquisition Companies: Certain Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. A Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S.government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which a Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing a Fund to incur the opportunity cost of missed investment opportunities the Funds otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: Certain Funds may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market

2025 Annual Report

December 31, 2025

Notes to Financial Statements (cont'd)

price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Market: The value of an investment in each Fund is based on the values of each Fund's investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of a Fund's investments, which may in turn impact a Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of a Fund's investments, adversely affect and increase the volatility of a Fund's share price and exacerbate preexisting risks to a Fund. The frequency and magnitude of resulting changes in the value of a Fund's investments cannot be predicted.

L. Subsequent Event: The Directors of the Company approved a Plan of Liquidation with respect to the American Resilience, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of American Resilience will be liquidated, known or reasonably ascertainable liabilities will be satisfied or provided for, the remaining proceeds will be distributed to American Resilience's shareholders and all of the issued and outstanding shares will be redeemed (the "Liquidation"). The Liquidation occurred on January 16, 2026.

2025 Annual Report

December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Shareholders of Advantage Portfolio, American Resilience Portfolio, Asia Opportunity Portfolio, Developing Opportunity Portfolio, Emerging Markets ex China Portfolio, Emerging Markets Leaders Portfolio, Emerging Markets Portfolio, Global Concentrated Portfolio, Global Core Portfolio, Global Endurance Portfolio, Global Franchise Portfolio, Global Insight Portfolio, Global Opportunity Portfolio, Global Permanence Portfolio, Global Stars Portfolio, Growth Portfolio, Inception Portfolio, International Advantage Portfolio, International Equity Portfolio, International Opportunity Portfolio, International Resilience Portfolio, Passport Overseas Equity Portfolio, Permanence Portfolio, US Core Portfolio and Vitality Portfolio and the Board of Directors of Morgan Stanley Institutional Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of Advantage Portfolio, Asia Opportunity Portfolio, Developing Opportunity Portfolio, Global Insight Portfolio, Global Opportunity Portfolio, Global Permanence Portfolio, Growth Portfolio, Inception Portfolio, International Advantage Portfolio, International Opportunity Portfolio and Permanence Portfolio, including the consolidated portfolios of investments, as of December 31, 2025, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "consolidated financial statements"). We have also audited the accompanying statements of assets and liabilities of American Resilience Portfolio, Emerging Markets ex China Portfolio, Emerging Markets Leaders Portfolio, Emerging Markets Portfolio, Global Concentrated Portfolio, Global Core Portfolio, Global Endurance Portfolio, Global Franchise Portfolio, Global Stars Portfolio, International Equity Portfolio, International Resilience Portfolio, Passport Overseas Equity Portfolio, US Core Portfolio and Vitality Portfolio (collectively, together with Advantage Portfolio, Asia Opportunity Portfolio, Developing Opportunity Portfolio, Global Insight Portfolio, Global Opportunity Portfolio, Global Permanence Portfolio, Growth Portfolio, Inception Portfolio, International Advantage Portfolio, International Opportunity Portfolio and Permanence Portfolio, referred to as the "Funds"), (twenty-five of the funds constituting Morgan Stanley Institutional Fund, Inc. (the "Company")), including the portfolios of investments, as of December 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position, or financial position, of each of the Funds (twenty-five of the funds constituting Morgan Stanley Institutional Fund, Inc.) at December 31, 2025, and the consolidated results, or results, of their operations, consolidated changes, or changes, in net assets and consolidated financial highlights, or financial highlights, for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting Morgan Stanley Institutional Fund, Inc.	Consolidated statements of operations	Consolidated statements of changes in net assets	Consolidated financial highlights

Advantage Portfolio, Asia Opportunity Portfolio, Developing Opportunity Portfolio, Global Insight Portfolio, Global Opportunity Portfolio, Global Permanence Portfolio, Growth Portfolio, Inception Portfolio, International Advantage Portfolio, International Opportunity Portfolio, Permanence Portfolio

	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025

2025 Annual Report

December 31, 2025

Report of Independent Registered Public Accounting Firm (cont'd)

Individual fund constituting Morgan Stanley Institutional Fund, Inc.	Statements of operations	Statements of changes in net assets	Financial highlights

Emerging Markets Leaders Portfolio, Emerging Markets Portfolio, Global Concentrated Portfolio, Global Core Portfolio, Global Endurance Portfolio, Global Franchise Portfolio, Global Stars Portfolio, International Equity Portfolio, Passport Overseas Equity Portfolio, US Core Portfolio

	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
Vitality Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the four years in the period ended December 31, 2025 and the period from December 31, 2021 (commencement of operations) to December 31, 2021
American Resilience Portfolio, International Resilience Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025 and the period from July 29, 2022 (commencement of operations) to December 31, 2022
Emerging Markets ex China Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025 and the period from September 30, 2022 (commencement of operations) to December 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used

2025 Annual Report

December 31, 2025

Report of Independent Registered Public Accounting Firm (cont'd)

and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 25, 2026

2025 Annual Report

December 31, 2025

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Fund during the taxable year ended December 31, 2025.

For corporate shareholders below are the percentage of the dividends qualified for the dividends received deduction.

Fund	Dividends Received Deduction percentage
Advantage Portfolio	100.00%
American Resilience Portfolio	100.00
Global Concentrated Portfolio	100.00
Global Core Portfolio	100.00
Global Endurance Portfolio	18.31
Global Franchise Portfolio	100.00
Global Opportunity Portfolio	100.00
Global Stars Portfolio	30.02
International Resilience Portfolio	11.44
Permanence Portfolio	5.87
Vitality Portfolio	12.24

At December 31, 2025, the following Funds designated some of its distributions paid as qualified business income:

Fund	Qualified Business Income (000)
Advantage Portfolio	$4
Global Permanence Portfolio	1
Permanence Portfolio	2

At December 31, 2025, the following Funds designated some of its distributions paid as long-term capital gain distribution:

Fund	Long-term Capital Gain Distribution (000)
American Resilience Portfolio	$17
Emerging Markets ex China Portfolio	97
Emerging Markets Portfolio	70,292
Global Concentrated Portfolio	6,368
Global Core Portfolio	1,207
Global Franchise Portfolio	224,651
Global Opportunity Portfolio	316,721
Global Permanence Portfolio	424
Global Stars Portfolio	9,312
International Equity Portfolio	120,755
International Resilience Portfolio	59
Passport Overseas Equity Portfolio	18,152
Permanence Portfolio	383

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2025. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The following Funds designated as taxable at this lower rate:

Fund	Lower Rate Amounting (000)
Advantage Portfolio	$281
American Resilience Portfolio	16
Asia Opportunity Portfolio	622
Developing Opportunity	159
Emerging Markets ex China Portfolio	99

2025 Annual Report

December 31, 2025

Federal Tax Notice (unaudited) (cont'd)

Fund	Lower Rate Amounting (000)
Emerging Markets Leaders Portfolio	$1,277
Emerging Markets Portfolio	5,377
Global Concentrated Portfolio	2,866
Global Core Portfolio	468
Global Endurance Portfolio	87
Global Franchise Portfolio	31,904
Global Opportunity Portfolio	14,430
Global Permanence Portfolio	28
Global Stars Portfolio	319
International Advantage Portfolio	23,182
International Equity Portfolio	9,354
International Opportunity Portfolio	991
International Resilience Portfolio	27
Passport Overseas Equity Portfolio	3,454
Permanence Portfolio	30
Vitality Portfolio	4

At December 31, 2025, the following funds intends to pass through foreign tax credits:

Fund	Foreign Tax Credits (000)
Asia Opportunity Portfolio	$369
Developing Opportunity	183
Emerging Markets ex China Portfolio	33
Emerging Markets Leaders Portfolio	994
Emerging Markets Portfolio	7,449
International Advantage Portfolio	3,264
International Opportunity Portfolio	991
Passport Overseas Equity Portfolio	402

At December 31, 2025, the following funds has derived net income from sources within foreign countries amounting as follows:

Fund	Foreign Countries Amounting (000)
Asia Opportunity Portfolio	$1,657
Developing Opportunity	542
Emerging Markets ex China Portfolio	203
Emerging Markets Leaders Portfolio	3,145
Emerging Markets Portfolio	15,902
International Advantage Portfolio	28,560
International Opportunity Portfolio	6,456
Passport Overseas Equity Portfolio	3,808

In January, each applicable Fund provides tax information to shareholders for the preceding calendar year.

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Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSIF-NCSR 12.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics For Principal Executive and Senior financial Officers – Not applicable (please see Item 2).

(a)(2)(i)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable

(a)(3)	Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached

(a)(4)	A written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – Not applicable

(a)(5)	Change in the registrant’s independent public accountant – Not applicable

(b)	A certification by the registrant’s principal executive officer and principal financial officer, required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code is attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	February 26, 2026

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	February 26, 2026